UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07238
SUNAMERICA SERIES TRUST
(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA 91367
(Address of principal executive offices)
John T. Genoy, President
SunAmerica Asset Management, LLC
30 Hudson Street, 16th Floor
Jersey City, NJ 07302
(Name and address of agent for service)
Registrant's telephone number, including area code:
(201) 324-6414
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

SunAmerica Series Trust
SA American Funds
Asset Allocation Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 in
v
e
stment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Asset Allocation Portfolio (Class 1)*	$14.06	0.27%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,880M
Total number of portfolio holdings	1
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	0%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/getprospectus
.

SunAmerica Series Trust
SA American Funds
Asset Allocation Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This
semi-annual shareholder report
contains important information about the SunAmerica Series Trust SA American Funds Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 inve
stm
ent)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Asset Allocation Portfolio (Class 3)*	$26.54	0.51%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,880M
Total number of portfolio holdings	1
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	0%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/getprospectus
.

SunAmerica Series Trust
SA American Funds
Global Growth Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Global Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 in
vestm
ent)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Global Growth Portfolio (Class 1)*	$14.90	0.28%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$391M
Total number of portfolio holdings	1
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	0%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/getprospectus
.

SunAmerica Series Trust
SA American Funds
Global Growth Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Global Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 in
vestm
ent)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Global Growth Portfolio (Class 3)*	$28.17	0.53%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$391M
Total number of portfolio holdings	1
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	0%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/getprospectus
.

SunAmerica Series Trust
SA American Funds
Growth Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 inve
stm
ent)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Growth Portfolio (Class 1)*	$14.51	0.27%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$999M
Total number of portfolio holdings	1
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	2%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/getprospectus
.

SunAmerica Series Trust
SA American Funds
Growth Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 inve
stm
ent)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Growth Portfolio (Class 3)*	$27.92	0.52%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$999M
Total number of portfolio holdings	1
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	2%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/getprospectus
.

SunAmerica Series Trust
SA American Funds
Growth-Income Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Growth-Income Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 in
vest
ment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Growth-Income Portfolio (Class 1)*	$14.91	0.28%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$474M
Total number of portfolio holdings	1
Total net advisory fee paid	$0.6M
Portfolio turnover rate during the reporting period	2%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/getprospectus
.

SunAmerica Series Trust
SA American Funds
Growth-Income Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Growth-Income Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 inv
est
ment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Growth-Income Portfolio (Class 3)*	$28.20	0.53%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$474M
Total number of portfolio holdings	1
Total net advisory fee paid	$0.6M
Portfolio turnover rate during the reporting period	2%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/getprospectus
.

SunAmerica Series Trust
SA American Funds
VCP Managed
Allocation Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust American Funds VCP Managed Allocation Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 inve
st
ment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds VCP Managed Allocation Portfolio (Class 1)*	$13.62	0.26%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,937M
Total number of portfolio holdings	1
Total net advisory fee paid	$2.4M
Portfolio turnover rate during the reporting period	0%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/getprospectus
.

SunAmerica Series Trust
SA American Funds
VCP Managed
Allocation Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust American Funds VCP Managed Allocation Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 inv
estm
ent)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds VCP Managed Allocation Portfolio (Class 3)*	$26.71	0.51%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,937M
Total number of portfolio holdings	1
Total net advisory fee paid	$2.4M
Portfolio turnover rate during the reporting period	0%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/getprospectus
.

SEMI-ANNUAL SHAREHOLDER REPORT

American Funds Insurance Series® –

Asset Allocation Fund

Class 1 for the six months ended June 30, 2024

This semi-annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class 1	$16	0.30%*
*Annualized

Key fund statistics

Fund net assets (in millions)	$26,927

Total number of portfolio holdings	1,538
Portfolio turnover rate including	71%
mortgage dollar roll transactions

Portfolio turnover rate excluding	19%
mortgage dollar roll transactions

Availability of additional information

Portfolio holdings by asset type (percent of net assets)

Common stocks 68.26% Mortgage-backed obligations 9.11% U.S. Treasury bonds & notes 6.04% Corporate bonds, notes & loans 5.90% Asset-backed obligations 2.30%

Bonds & notes of governments & government agencies outside the U.S. 0.18%

Municipals 0.11% Investment funds 5.29% Other securities 0.05%

Short-term securities & other assets less liabilities 2.76%*

*Includes derivatives.

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at

(800)421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-070-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT

American Funds Insurance Series® –

Global Growth Fund

Class 1 for the six months ended June 30, 2024

This semi-annual shareholder report contains important information about American Funds Insurance Series - Global Growth Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class 1	$22	0.41%*
*Annualized

Key fund statistics

Fund net assets (in millions)	$8,234

Total number of portfolio holdings	169

Portfolio turnover rate	28%

Portfolio holdings by sector (percent of net assets)

Information technology 28.32% Health care 15.42% Industrials 13.56% Consumer discretionary 12.67% Financials 10.78% Communication services 5.71% Other sectors 10.02%

Other securities 0.22%

Short-term securities & other assets less liabilities 3.30%

Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at

(800)421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-077-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT

American Funds Insurance Series® –

Growth Fund

Class 1 for the six months ended June 30, 2024

This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class 1	$18	0.34%*
*Annualized

Key fund statistics

Fund net assets (in millions)	$43,835

Total number of portfolio holdings	224

Portfolio turnover rate	13%

Portfolio holdings by sector (percent of net assets)

Information technology 23.92% Communication services 19.84% Health care 14.97% Consumer discretionary 12.21% Industrials 10.92%

Financials 6.96% Other sectors 8.85% Other securities 0.28%

Short-term securities & other assets less liabilities 2.05%

Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at

(800)421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-027-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT

American Funds Insurance Series® –

Growth-Income Fund

Class 1 for the six months ended June 30, 2024

This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class 1	$15	0.28%*
*Annualized

Key fund statistics

Fund net assets (in millions)	$40,108

Total number of portfolio holdings	161

Portfolio turnover rate	36%

Portfolio holdings by sector (percent of net assets)

Information technology 26.04% Industrials 14.13%

Health care 13.53% Communication services 10.47% Consumer discretionary 9.71% Financials 9.67%

Other sectors 13.63%

Bonds, notes & other debt instruments 0.01%

Short-term securities & other assets less liabilities 2.81%

Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at

(800)421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-026-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT

American Funds Insurance Series® –

Managed Risk Growth-Income Fund

Class P1 for the six months ended June 30, 2024

This semi-annual shareholder report contains important information about American Funds Insurance Series - Managed Risk Growth-Income Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at capitalgroup.com/AFIS-literature-P1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class P1	$19	0.36%*
*Annualized

Key fund statistics

Fund net assets (in millions)	$2,233

Total number of portfolio holdings	19

Portfolio turnover rate	8%

Availability of additional information

Portfolio holdings by fund type (percent of net assets)

Growth-and-income funds 80.00% Fixed income funds 15.00% Options purchased 0.21%

Short-term securities & other assets less liabilities 4.79%*

*Includes derivatives.

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at

(800)421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INP1SRX-085-0824 © 2024 Capital Group. All rights reserved.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 to the Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SUNAMERICA SERIES TRUST

Semi-Annual Financial Statements and Other Information
June 30, 2024

SUNAMERICA SERIES TRUST
Semi-Annual Financial Statements and Other Information June 30, 2024

SunAmerica Series Trust SA American Funds Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited)

Security Description	Shares or Principal Amount	Value
INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies — 100.0%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	75,575,236	$1,881,067,617
TOTAL INVESTMENTS (cost $1,825,659,189)(1)	100.0%	1,881,067,617
Other assets less liabilities	(0.0)	(899,077)
NET ASSETS	100.0%	$1,880,168,540
(1)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Investment Companies	$1,881,067,617	$—	$—	$1,881,067,617
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA American Funds Global Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited)

Security Description	Shares or Principal Amount	Value
INVESTMENT COMPANIES — 100.1%
International Equity Investment Companies — 100.1%
American Funds Insurance Series® — Global Growth Fund, Class 1	10,451,955	$390,798,593
TOTAL INVESTMENTS (cost $329,490,076)(1)	100.1%	390,798,593
Other assets less liabilities	(0.1)	(214,168)
NET ASSETS	100.0%	$390,584,425
(1)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Investment Companies	$390,798,593	$—	$—	$390,798,593
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA American Funds Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited)

Security Description	Shares or Principal Amount	Value
INVESTMENT COMPANIES — 100.0%
Domestic Equity Investment Companies — 100.0%
American Funds Insurance Series® — Growth Fund, Class 1	8,874,290	$999,688,762
TOTAL INVESTMENTS (cost $842,917,119)(1)	100.0%	999,688,762
Other assets less liabilities	(0.0)	(490,672)
NET ASSETS	100.0%	$999,198,090
(1)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Investment Companies	$999,688,762	$—	$—	$999,688,762
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA American Funds Growth-Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited)

Security Description	Shares or Principal Amount	Value
INVESTMENT COMPANIES — 100.1%
Domestic Equity Investment Companies — 100.1%
American Funds Insurance Series® — Growth-Income Fund, Class 1	7,350,553	$474,037,145
TOTAL INVESTMENTS (cost $380,621,200)(1)	100.1%	474,037,145
Other assets less liabilities	(0.1)	(248,843)
NET ASSETS	100.0%	$473,788,302
(1)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Investment Companies	$474,037,145	$—	$—	$474,037,145
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust American Funds VCP Managed Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited)

Security Description	Shares or Principal Amount	Value
INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies — 100.0%
American Funds Insurance Series® — Managed Risk Growth-Income Fund, Class P1	143,258,577	$1,938,288,545
TOTAL INVESTMENTS (cost $1,759,785,118)(1)	100.0%	1,938,288,545
Other assets less liabilities	(0.0)	(943,727)
NET ASSETS	100.0%	$1,937,344,818
(1)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Investment Companies	$1,938,288,545	$—	$—	$1,938,288,545
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — June 30, 2024 (unaudited)

	SA American Funds Asset Allocation	SA American Funds Global Growth	SA American Funds Growth	SA American Funds Growth- Income	SA American Funds VCP Managed Allocation
ASSETS:
Investments at value (unaffiliated)*	$1,881,067,617	$390,798,593	$999,688,762	$474,037,145	$1,938,288,545
Receivable for:
Investments sold	3,944,506	5,221,585	6,041,463	4,208,826	10,721,807
Prepaid expenses and other assets	4,738	4,167	4,166	4,166	4,738
Due from investment adviser for expense reimbursements/fee waivers	924,172	228,024	488,517	233,359	1,115,238
Total assets	1,885,941,033	396,252,369	1,006,222,908	478,483,496	1,950,130,328
LIABILITIES:
Payable for:
Fund shares redeemed	3,944,507	5,221,585	6,041,463	4,208,826	10,721,807
Investment advisory and management fees	1,309,245	309,461	692,066	330,591	1,513,538
Service fees—Class 3	383,528	81,114	202,528	96,702	398,111
Transfer agent fees	156	234	233	233	194
Trustees' fees and expenses	11,356	2,488	4,730	2,488	12,290
Other accrued expenses	123,701	53,062	83,798	56,354	139,570
Total liabilities	5,772,493	5,667,944	7,024,818	4,695,194	12,785,510
Net assets	$1,880,168,540	$390,584,425	$999,198,090	$473,788,302	$1,937,344,818
NET ASSETS REPRESENTED BY:
Paid in capital	$1,625,860,351	$258,936,149	$725,080,666	$320,705,198	$1,437,846,221
Total accumulated earnings (loss)	254,308,189	131,648,276	274,117,424	153,083,104	499,498,597
Net assets	$1,880,168,540	$390,584,425	$999,198,090	$473,788,302	$1,937,344,818
Class 1 (unlimited shares authorized):
Net assets	$7,573,050	$1,568,332	$5,028,329	$2,601,782	$964,144
Shares of beneficial interest issued and outstanding	459,161	124,306	321,272	181,803	58,088
Net asset value, offering and redemption price per share	$16.49	$12.62	$15.65	$14.31	$16.60
Class 3 (unlimited shares authorized):
Net assets	$1,872,595,490	$389,016,093	$994,169,761	$471,186,520	$1,936,380,674
Shares of beneficial interest issued and outstanding	114,263,521	30,952,107	63,884,271	33,144,952	117,247,687
Net asset value, offering and redemption price per share	$16.39	$12.57	$15.56	$14.22	$16.52
* Cost
Investments (unaffiliated)	$1,825,659,189	$329,490,076	$842,917,119	$380,621,200	$1,759,785,118
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS — For the Six Months Ended June 30, 2024 (unaudited)

	SA American Funds Asset Allocation	SA American Funds Global Growth	SA American Funds Growth	SA American Funds Growth- Income	SA American Funds VCP Managed Allocation
INVESTMENT INCOME:
Dividends (unaffiliated)	$9,342,828	$2,266,011	$1,934,761	$1,430,117	$26,204,395
Total Investment Income	9,342,828	2,266,011	1,934,761	1,430,117	26,204,395
EXPENSES:
Investment advisory and management fees	7,799,442	1,848,715	4,064,000	1,944,076	9,138,097
Service Fees:
Class 3	2,284,533	484,642	1,189,374	568,658	2,403,689
Transfer agent fees and expenses	307	461	461	461	384
Custodian and accounting fees	5,977	5,977	5,977	5,977	5,977
Reports to shareholders	46,697	10,205	23,661	11,929	49,531
Audit and tax fees	16,634	16,634	16,636	16,634	16,582
Legal fees	13,310	6,274	8,563	6,434	14,327
Trustees' fees and expenses	28,493	5,988	14,276	6,989	29,921
Other expenses	25,777	15,723	16,674	15,302	23,572
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	10,221,170	2,394,619	5,339,622	2,576,460	11,682,080
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(5,505,488)	(1,362,211)	(2,868,706)	(1,372,289)	(6,733,334)
Net expenses	4,715,682	1,032,408	2,470,916	1,204,171	4,948,746
Net investment income (loss)	4,627,146	1,233,603	(536,155)	225,946	21,255,649
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)	8,186,127	15,252,077	22,582,163	9,531,700	18,725,028
Net realized gain from capital gain distributions received from underlying funds (unaffiliated)	79,606,408	10,993,967	22,578,898	20,888,766	24,976,726
Net realized gain (loss) on investments and foreign currencies	87,792,535	26,246,044	45,161,061	30,420,466	43,701,754
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	71,965,765	23,166,455	96,742,168	29,672,307	130,604,421
Net unrealized gain (loss) on investments and foreign currencies	71,965,765	23,166,455	96,742,168	29,672,307	130,604,421
Net realized and unrealized gain (loss) on investments and foreign currencies	159,758,300	49,412,499	141,903,229	60,092,773	174,306,175
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$164,385,446	$50,646,102	$141,367,074	$60,318,719	$195,561,824
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	SA American Funds Asset Allocation		SA American Funds Global Growth		SA American Funds Growth
	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,627,146	$33,163,431	$1,233,603	$2,150,973	$(536,155)	$683,653
Net realized gain (loss) on investments and foreign currencies	87,792,535	73,986,060	26,246,044	40,983,941	45,161,061	72,574,298
Net unrealized gain (loss) on investments and foreign currencies	71,965,765	118,518,824	23,166,455	31,165,474	96,742,168	185,499,803
Net increase (decrease) in net assets resulting from operations	164,385,446	225,668,315	50,646,102	74,300,388	141,367,074	258,757,754
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(952,423)	—	(183,400)	—	(368,449)
Distributable earnings — Class 3	—	(215,087,139)	—	(50,918,004)	—	(103,583,520)
Total distributions to shareholders	—	(216,039,562)	—	(51,101,404)	—	(103,951,969)
CAPITAL SHARE TRANSACTIONS (Note 6)	(90,652,553)	134,594,636	(38,783,721)	3,498,865	(38,494,152)	52,210,295
TOTAL INCREASE (DECREASE) IN NET ASSETS	73,732,893	144,223,389	11,862,381	26,697,849	102,872,922	207,016,080
NET ASSETS:
Beginning of period	1,806,435,647	1,662,212,258	378,722,044	352,024,195	896,325,168	689,309,088
End of period	$1,880,168,540	$1,806,435,647	$390,584,425	$378,722,044	$999,198,090	$896,325,168
	SA American Funds Growth-Income		SA American Funds VCP Managed Allocation
	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$225,946	$4,284,723	$21,255,649	$20,559,648
Net realized gain (loss) on investments and foreign currencies	30,420,466	25,540,816	43,701,754	235,542,100
Net unrealized gain (loss) on investments and foreign currencies	29,672,307	62,206,735	130,604,421	11,949,098
Net increase (decrease) in net assets resulting from operations	60,318,719	92,032,274	195,561,824	268,050,846
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(233,638)	—	(36,209)
Distributable earnings — Class 3	—	(41,851,732)	—	(95,291,838)
Total distributions to shareholders	—	(42,085,370)	—	(95,328,047)
CAPITAL SHARE TRANSACTIONS (Note 6)	(20,798,234)	21,483,866	(154,488,826)	(102,677,986)
TOTAL INCREASE (DECREASE) IN NET ASSETS	39,520,485	71,430,770	41,072,998	70,044,813
NET ASSETS:
Beginning of period	434,267,817	362,837,047	1,896,271,820	1,826,227,007
End of period	$473,788,302	$434,267,817	$1,937,344,818	$1,896,271,820
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization
    SunAmerica Series Trust (the “Trust”), a Massachusetts business trust, is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust is currently comprised of 61 portfolios (each, a “Portfolio,” and collectively, the “Portfolios”), 5 of which are included in this report.  The SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”), serves as investment adviser for all the Portfolios of the Trust. For purposes of the Investment Advisers Act and the Investment Company Act,  American International Group, Inc.’s (“AIG”) share ownership of Corebridge, the publicly-traded parent company of SAAMCo, and the rights granted to AIG by Corebridge as part of a separation agreement between AIG and Corebridge, provide AIG with control over Corebridge’s corporate and business activities.
    Shares of the Portfolios are issued and redeemed in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the “Variable Contracts”) offered by life insurance companies affiliated with the Adviser and Nassau Life Insurance Company, an unaffiliated life insurance company (the “Life Companies”), and are also offered to certain affiliated mutual funds. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.
    SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio operate as “Feeder Funds,” and invest all or substantially all of their assets in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).
    Class 1 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 3 shares. Class 3 shares of each Portfolio pay service fees at an annual rate of 0.25% of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.
    Each Portfolio is diversified as defined by the 1940 Act.
    Each Master Fund is a portfolio offered by American Funds Insurance Series® (“AFIS” or “American Funds”), a registered open-end management investment company. Each Portfolio’s corresponding Master Fund is listed below:
Trust Feeder Funds	American Funds Master Funds
SA American Funds® Asset Allocation Portfolio	American Funds® Asset Allocation Fund
SA American Funds® Global Growth Portfolio	American Funds® Global Growth Fund
SA American Funds® Growth Portfolio	American Funds® Growth Fund
SA American Funds® Growth-Income Portfolio	American Funds® Growth-Income Fund
SA American Funds® VCP Managed Allocation Portfolio	American Funds® Managed Risk Growth-Income Fund
    The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, and should be read in conjunction with these financial statements.
    The investment goals for the Portfolios included in this report are as follows:
    The SA American Funds Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities and money market instruments.
    The SA American Funds Global Growth Portfolio seeks growth. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Global Growth Fund (“the Master Global Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks and other securities of companies around the world that have the potential for growth.
    The SA American Funds Growth Portfolio seeks growth. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth Fund (“the Master Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.
    The SA American Funds Growth-Income Portfolio seeks growth and income. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.
    The SA American Funds VCP Managed Allocation Portfolio seeks long-term capital growth and income while seeking to manage volatility and provide downside protection. It invests all or substantially all of its assets in Class P1 shares of the Master Fund, the American Funds Insurance Series® Managed Risk Growth-Income Fund (“the Master Managed Risk Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Managed Risk Fund invests in the shares of two underlying funds, the American Funds Growth-Income Fund and American Funds Bond Fund (the “Underlying Funds”). The Underlying Funds invest in a diversified portfolio of common stocks and other equity securities, bonds and other debt securities and money market instruments.
    Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

“interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.
Note 2 — Significant Accounting Policies
    The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust and the Master Funds, in the preparation of their respective financial statements:
    Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
    Level 1 — Unadjusted quoted prices in active markets for identical securities
    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”), etc.)
    Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of June 30, 2024, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.
    Master Funds: Each Master Fund is a series of AFIS. All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:
    The AFIS investment adviser values the AFIS investments at fair value as defined by U.S. GAAP. The net asset value of per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
    Methods and inputs — The AFIS investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
    Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.
    Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
    Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the AFIS investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds”), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.
    Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from third-party pricing vendors. Swaps are generally valued using evaluated prices obtained by third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.
    Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the AFIS investment adviser are fair valued as determined in good faith under fair value guidelines adopted by AFIS investment advisor and approved by the AFIS board of trustees as further described. The AFIS investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The AFIS investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
    Processes and structure — The AFIS board of trustees has designated the AFIS investment adviser to make fair value determinations, subject to board oversight. The AFIS investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the AFIS investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the AFIS investment adviser's global risk management group. The Committee reports any changes to the fair valuation guidelines to the AFIS board of trustees. The AFIS board and audit committee also regularly review reports that describe fair value determinations and methods.
    Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis.  Realized gains and losses on the sale of investments are calculated on the identified cost basis.  Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date.  Distributions from income from underlying mutual fund investments (“Underlying Funds”), if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the Underlying Funds, if any, are recorded to realized gains on the ex-dividend date.
    Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).
    Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. The expenses included in the accompanying financial statements reflect the expenses of each of the respective funds and do not include indirect expenses associated with the investments in the Underlying Portfolios.

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

    Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.
    The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.
    Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.
    Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of recognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 3 — Federal Income Taxes
    The following details the tax basis of distributions as well as the components of distributable earnings.  The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.
	Distributable Earnings			Tax Distributions
	For the year ended December 31, 2023
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)	Ordinary Income	Long-Term Capital Gains
SA American Funds Asset Allocation	$33,163,431	$73,898,084	$(17,138,772)	$42,884,404	$173,155,158
SA American Funds Global Growth	2,150,973	40,819,039	38,032,164	2,554,828	48,546,576
SA American Funds Growth	683,653	72,453,836	59,612,861	11,256,992	92,694,977
SA American Funds Growth-Income	4,284,723	25,540,775	62,938,888	8,935,518	33,149,852
SA American Funds VCP Managed Allocation	20,559,648	235,827,303	47,549,823	32,976,464	62,351,583
    The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:
Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA American Funds Asset Allocation	$55,408,428	$(581,435)	$54,826,993	$1,826,240,624
SA American Funds Global Growth	61,308,517	(109,898)	61,198,619	329,599,974
SA American Funds Growth	156,771,643	(416,614)	156,355,029	843,333,733
SA American Funds Growth-Income	93,415,945	(804,750)	92,611,195	381,425,950
SA American Funds VCP Managed Allocation	178,503,427	(349,183)	178,154,244	1,760,134,301
Note 4 — Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)
    SAAMCo serves as investment advisor to the Trust and performs all investment advisory services for the Portfolios with the exception of portfolio management. The Portfolios pay SAAMCo a monthly fee, calculated daily based on net assets at the annual rates set forth in the table below. Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., manages the investment fund and business affairs of the Master Funds.
Portfolio	Management Fees
SA American Funds Asset Allocation	0.85%
SA American Funds Global Growth	0.95%
SA American Funds Growth	0.85%
SA American Funds Growth-Income	0.85%
SA American Funds VCP Managed Allocation	0.95%
    The Trust has entered into a contractual agreement with SAAMCo under which SAAMCo will waive 0.60%, 0.70%, 0.60%, 0.60%, and 0.70% for SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.
    For the six months ended June 30, 2024, SAAMCo has agreed to waive advisory fees as follows:
Portfolio	Amount
SA American Funds Asset Allocation	$5,505,488
SA American Funds Global Growth	1,362,211
SA American Funds Growth	2,868,706
SA American Funds Growth-Income	1,372,289
SA American Funds VCP Managed Allocation	6,733,334
    SAAMCo has contractually agreed to waive fees and/or reimburse expenses of the following Portfolio until April 30, 2025; so that the annual operating expenses do not exceed the following percentage of the Portfolio’s average net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e. expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. This agreement may be modified or discontinued prior to April 30, 2025 only with the approval of the Board of Trustees of the Portfolio, including a majority of the Independent Trustees. This agreement will be renewed in terms of one year only if the Adviser agrees to extend the expense limitation.
Portfolio	Class 1	Class 3
SA American Funds VCP Managed Allocation	0.28%	0.53%
    With the exception of advisory fee waivers, for the six months ended June 30, 2024, pursuant to the contractual waivers/reimbursement expense referred to above, SAAMCo did not waive or reimburse any expenses.
    Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of advisory fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred or the current expense limitation of that share class.  For the six months ended June 30, 2024, no amounts were repaid to the Adviser, and  here are no remaining balances subject to recoupment.
    The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a majority-owned subsidiary of Variable Annuity Life Insurance Company ("VALIC"), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO, on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided pursuant to the agreement. Accordingly, for the six months ended June 30, 2024, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.
    Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate 0.25% of the average daily net assets of Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the six months ended June 30, 2024, service fees were paid (see Statement of Operations) based on the aforementioned rate.
Note 5 — Purchases and Sales of Investment Securities
    The cost of purchases and proceeds from sales and maturities of long—term investments during the six months ended June 30, 2024 were as follows:
Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
SA American Funds Asset Allocation	$3,874,907	$99,214,754	$—	$—
SA American Funds Global Growth	867,086	40,685,204	—	—
SA American Funds Growth	21,952,675	62,891,816	—	—
SA American Funds Growth-Income	10,129,952	32,124,600	—	—
SA American Funds VCP Managed Allocation	4,107,047	163,516,620	—	—

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Note 6 — Capital Share Transactions
    Transactions in capital shares of each class of each Portfolio were as follows:
	SA American Funds Asset Allocation Portfolio				SA American Funds Global Growth Portfolio
	Six Months Ended 6/30/24 (unaudited)		Year Ended 12/31/23		Six Months Ended 6/30/24 (unaudited)		Year Ended 12/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	1,911	$29,443	16,175	$251,036	1,178	$14,688	18,491	$213,499
Reinvested dividends	—	—	68,767	952,423	—	—	18,395	183,400
Shares redeemed	(74,098)	(1,154,133)	(46,551)	(731,745)	(3,170)	(38,608)	(7,189)	(84,388)
Total	(72,187)	$(1,124,690)	38,391	$471,714	(1,992)	$(23,920)	29,697	$312,511
Class 3
Shares sold	376,374	$5,864,131	2,084,536	$32,174,435	35,158	$420,810	678,026	$7,720,955
Reinvested dividends	—	—	15,608,646	215,087,139	—	—	5,117,387	50,918,004
Shares redeemed	(6,062,740)	(95,391,994)	(7,432,009)	(113,138,652)	(3,243,933)	(39,180,611)	(4,889,397)	(55,452,605)
Total	(5,686,366)	$(89,527,863)	10,261,173	$134,122,922	(3,208,775)	$(38,759,801)	906,016	$3,186,354
Net increase (decrease)	(5,758,553)	$(90,652,553)	10,299,564	$134,594,636	(3,210,767)	$(38,783,721)	935,713	$3,498,865
	SA American Funds Growth Portfolio				SA American Funds Growth-Income Portfolio
	Six Months Ended 6/30/24 (unaudited)		Year Ended 12/31/23		Six Months Ended 6/30/24 (unaudited)		Year Ended 12/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	1,864	$28,095	360,944	$4,293,173	1,101	$15,251	43,391	$529,107
Reinvested dividends	—	—	30,884	368,449	—	—	20,786	233,638
Shares redeemed	(7,260)	(109,926)	(214,091)	(2,889,337)	(11,224)	(154,516)	(10,519)	(131,426)
Total	(5,396)	$(81,831)	177,737	$1,772,285	(10,123)	$(139,265)	53,658	$631,319
Class 3
Shares sold	1,486,987	$21,549,640	3,243,947	$41,286,440	803,412	$10,637,771	1,358,553	$16,299,781
Reinvested dividends	—	—	8,719,152	103,583,520	—	—	3,743,446	41,851,732
Shares redeemed	(4,046,275)	(59,961,961)	(7,158,344)	(94,431,950)	(2,294,151)	(31,296,740)	(3,061,977)	(37,298,966)
Total	(2,559,288)	$(38,412,321)	4,804,755	$50,438,010	(1,490,739)	$(20,658,969)	2,040,022	$20,852,547
Net increase (decrease)	(2,564,684)	$(38,494,152)	4,982,492	$52,210,295	(1,500,862)	$(20,798,234)	2,093,680	$21,483,866
	SA American Funds VCP Managed Allocation Portfolio
	Six Months Ended 6/30/24 (unaudited)		Year Ended 12/31/23
	Shares	Amount	Shares	Amount
Class 1
Shares sold	4,680	$77,963	8,736	$124,512
Reinvested dividends	—	—	2,645	36,209
Shares redeemed	(1,351)	(21,641)	(26,808)	(372,725)
Total	3,329	$56,322	(15,427)	$(212,004)
Class 3
Shares sold	298,465	$4,622,052	1,867,477	$26,282,374
Reinvested dividends	—	—	6,981,087	95,291,838
Shares redeemed	(10,014,475)	(159,167,200)	(15,603,337)	(224,040,194)
Total	(9,716,010)	$(154,545,148)	(6,754,773)	$(102,465,982)
Net increase (decrease)	(9,712,681)	$(154,488,826)	(6,770,200)	$(102,677,986)

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Note 7 — Transactions with Affiliates
    At June 30, 2024, the following affiliates owned outstanding shares of the following Portfolios:
Portfolio	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC
SA American Funds Asset Allocation	88.83%	7.32%	3.85%
SA American Funds Global Growth	93.90	5.13	0.97
SA American Funds Growth	92.50	5.87	1.63
SA American Funds Growth-Income	92.20	6.10	1.70
SA American Funds VCP Managed Allocation	85.67	10.16	4.17
Note 8 — Line of Credit
    The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the federal funds effective rate on such date and (b) the overnight bank funding rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the federal funds effective rate or the overnight bank funding rate shall be less than zero, then the federal funds effective rate or the overnight bank funding rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street, such Portfolio’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000.
    For the six months ended June 30, 2024, the Portfolios did not utilize the line of credit.

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)(5)	Total expenses after waivers and/or reimburse- ments(3)	Net investment income (loss)(3),(4)	Portfolio turnover
SA American Funds Asset Allocation Portfolio — Class 1
12/31/19	$12.94	$0.43	$2.31	$2.74	$(0.27)	$(0.70)	$(0.97)	$14.71	21.22%	$4,320	0.87%	0.27%	3.05%	2%
12/31/20	14.71	0.28	1.54	1.82	—	(0.01)	(0.01)	16.52	12.40	7,207	0.87	0.27	1.92	3
12/31/21	16.52	0.33	2.16	2.49	(0.22)	(0.16)	(0.38)	18.63	15.12	8,393	0.86	0.26	1.83	2
12/31/22	18.63	0.32	(2.90)	(2.58)	(0.34)	(0.56)	(0.90)	15.15	(13.44)	7,470	0.86	0.26	1.94	4
12/31/23	15.15	0.33	1.65	1.98	(0.44)	(1.62)	(2.06)	15.07	14.27	8,008	0.87	0.27	2.18	2
06/30/24@	15.07	0.06	1.36	1.42	—	—	—	16.49	9.42	7,573	0.87(6)	0.27(6)	0.73(6)	0
SA American Funds Asset Allocation Portfolio — Class 3
12/31/19	12.93	0.26	2.44	2.70	(0.24)	(0.70)	(0.94)	14.69	20.91	1,171,382	1.12	0.52	1.82	2
12/31/20	14.69	0.22	1.56	1.78	—	(0.01)	(0.01)	16.46	12.14	1,473,177	1.12	0.52	1.49	3
12/31/21	16.46	0.24	2.19	2.43	(0.19)	(0.16)	(0.35)	18.54	14.80	1,919,874	1.11	0.51	1.35	2
12/31/22	18.54	0.27	(2.86)	(2.59)	(0.30)	(0.56)	(0.86)	15.09	(13.58)	1,654,742	1.11	0.51	1.64	4
12/31/23	15.09	0.30	1.62	1.92	(0.40)	(1.62)	(2.02)	14.99	13.90	1,798,428	1.12	0.52	1.94	2
06/30/24@	14.99	0.04	1.36	1.40	—	—	—	16.39	9.34	1,872,595	1.11(6)	0.51(6)	0.50(6)	0
SA American Funds Global Growth Portfolio — Class 1
12/31/19	9.15	0.14	3.07	3.21	(0.12)	(1.30)	(1.42)	10.94	35.27	246	0.99	0.29	1.34	1
12/31/20	10.94	0.05	3.25	3.30	(0.04)	(0.95)	(0.99)	13.25	30.48	558	0.99	0.29	0.41	1
12/31/21	13.25	0.06	2.08	2.14	(0.04)	(1.19)	(1.23)	14.16	16.38	2,464	0.98	0.28	0.43	4
12/31/22	14.16	0.06	(3.57)	(3.51)	—	(0.07)	(0.07)	10.58	(24.75)	1,022	0.98	0.28	0.55	11
12/31/23	10.58	0.11	2.08	2.19	(0.11)	(1.59)	(1.70)	11.07	22.52	1,399	0.99	0.29	0.94	2
06/30/24@	11.07	0.05	1.50	1.55	—	—	—	12.62	14.00	1,568	0.98(6)	0.28(6)	0.91(6)	0
SA American Funds Global Growth Portfolio — Class 3
12/31/19	9.16	0.09	3.09	3.18	(0.09)	(1.30)	(1.39)	10.95	34.93	390,653	1.24	0.54	0.79	1
12/31/20	10.95	0.01	3.25	3.26	(0.01)	(0.95)	(0.96)	13.25	30.09	421,535	1.24	0.54	0.05	1
12/31/21	13.25	0.01	2.10	2.11	(0.01)	(1.19)	(1.20)	14.16	16.11	471,259	1.23	0.53	0.06	4
12/31/22	14.16	0.05	(3.59)	(3.54)	—	(0.07)	(0.07)	10.55	(24.97)	351,002	1.23	0.53	0.41	11
12/31/23	10.55	0.07	2.10	2.17	(0.08)	(1.59)	(1.67)	11.05	22.36	377,323	1.24	0.54	0.58	2
06/30/24@	11.05	0.04	1.48	1.52	—	—	—	12.57	13.76	389,016	1.23(6)	0.53(6)	0.63(6)	0

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Does not include underlying portfolio expenses that the Portfolio bears indirectly.
(4)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.
(5)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(6)	Annualized
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)(5)	Total expenses after waivers and/or reimburse- ments(3)	Net investment income (loss)(3),(4)	Portfolio turnover
SA American Funds Growth Portfolio — Class 1
12/31/19	$9.23	$0.13	$2.70	$2.83	$—	$(0.05)	$(0.05)	$12.01	30.75%	$160	0.89%	0.29%	1.22%	7%
12/31/20	12.01	0.05	5.92	5.97	(0.14)	(1.53)	(1.67)	16.31	52.09	704	0.88	0.28	0.34	13
12/31/21	16.31	0.05	3.48	3.53	(0.03)	(0.71)	(0.74)	19.10	21.93	2,305	0.87	0.27	0.28	5
12/31/22	19.10	0.04	(5.84)	(5.80)	(0.11)	(1.99)	(2.10)	11.20	(29.90)	1,668	0.87	0.27	0.30	3
12/31/23	11.20	0.09	3.97	4.06	(0.22)	(1.56)	(1.78)	13.48	38.35	4,405	0.88	0.28	0.73	6
06/30/24@	13.48	0.01	2.16	2.17	—	—	—	15.65	16.10	5,028	0.87(6)	0.27(6)	0.14(6)	2
SA American Funds Growth Portfolio — Class 3
12/31/19	9.24	0.05	2.75	2.80	—	(0.05)	(0.05)	11.99	30.39	377,823	1.14	0.54	0.47	7
12/31/20	11.99	0.01	5.91	5.92	(0.11)	(1.53)	(1.64)	16.27	51.72	544,907	1.13	0.53	0.04	13
12/31/21	16.27	(0.00)	3.48	3.48	(0.00)	(0.71)	(0.71)	19.04	21.69	828,279	1.12	0.52	(0.02)	5
12/31/22	19.04	0.01	(5.82)	(5.81)	(0.08)	(1.99)	(2.07)	11.16	(30.09)	687,642	1.12	0.52	0.10	3
12/31/23	11.16	0.01	4.00	4.01	(0.19)	(1.56)	(1.75)	13.42	38.00	891,920	1.13	0.53	0.08	6
06/30/24@	13.42	(0.01)	2.15	2.14	—	—	—	15.56	15.95	994,170	1.12(6)	0.52(6)	(0.11)(6)	2
SA American Funds Growth-Income Portfolio — Class 1
12/31/19	9.54	0.21	2.28	2.49	—	(0.05)	(0.05)	11.98	26.17	159	0.91	0.31	2.06	4
12/31/20	11.98	0.18	1.27	1.45	(0.23)	(1.41)	(1.64)	11.79	13.47	567	0.89	0.29	1.60	9
12/31/21	11.79	0.17	2.63	2.80	(0.15)	(0.45)	(0.60)	13.99	24.08	1,982	0.89	0.29	1.30	7
12/31/22	13.99	0.14	(2.49)	(2.35)	(0.14)	(0.36)	(0.50)	11.14	(16.49)	1,540	0.88	0.28	1.21	7
12/31/23	11.14	0.18	2.57	2.75	(0.31)	(1.04)	(1.35)	12.54	26.10	2,406	0.89	0.29	1.50	4
06/30/24@	12.54	0.02	1.75	1.77	—	—	—	14.31	14.11	2,602	0.88(6)	0.28(6)	0.35(6)	2
SA American Funds Growth-Income Portfolio — Class 3
12/31/19	9.54	0.15	2.30	2.45	—	(0.05)	(0.05)	11.94	25.75	285,659	1.15	0.55	1.37	4
12/31/20	11.94	0.12	1.30	1.42	(0.20)	(1.41)	(1.61)	11.75	13.25	325,404	1.14	0.54	1.09	9
12/31/21	11.75	0.11	2.64	2.75	(0.13)	(0.45)	(0.58)	13.92	23.68	425,777	1.13	0.53	0.88	7
12/31/22	13.92	0.12	(2.49)	(2.37)	(0.11)	(0.36)	(0.47)	11.08	(16.74)	361,297	1.13	0.53	1.04	7
12/31/23	11.08	0.13	2.58	2.71	(0.28)	(1.04)	(1.32)	12.47	25.85	431,862	1.14	0.54	1.08	4
06/30/24@	12.47	0.01	1.74	1.75	—	—	—	14.22	14.03	471,187	1.13(6)	0.53(6)	0.10(6)	2

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Does not include underlying portfolio expenses that the Portfolio bears indirectly.
(4)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.
(5)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(6)	Annualized
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)(5)	Total expenses after waivers and/or reimburse- ments(3)	Net investment income (loss)(3),(4)	Portfolio turnover
SA American Funds VCP Managed Allocation Portfolio — Class 1
12/31/19	$12.68	$0.06	$2.32	$2.38	$(0.07)	$(0.18)	$(0.25)	$14.81	18.81%	$130	0.98%	0.28%	0.42%	4%
12/31/20	14.81	0.21	1.21	1.42	—	(0.04)	(0.04)	16.19	9.57	255	0.97	0.27	1.38	5
12/31/21	16.19	0.23	2.14	2.37	(0.25)	(0.92)	(1.17)	17.39	14.99	947	0.96	0.26	1.37	3
12/31/22	17.39	0.31	(3.28)	(2.97)	(0.19)	(0.53)	(0.72)	13.70	(16.97)	962	0.96	0.26	2.10	2
12/31/23	13.70	0.20	1.91	2.11	(0.31)	(0.51)	(0.82)	14.99	15.92	821	0.97	0.27	1.36	1
06/30/24@	14.99	0.20	1.41	1.61	—	—	—	16.60	10.74	964	0.96(6)	0.26(6)	2.50(6)	0
SA American Funds VCP Managed Allocation Portfolio — Class 3
12/31/19	12.67	0.01	2.33	2.34	(0.04)	(0.18)	(0.22)	14.79	18.48	1,982,324	1.23	0.53	0.11	4
12/31/20	14.79	0.21	1.17	1.38	—	(0.04)	(0.04)	16.13	9.32	2,113,978	1.22	0.52	1.39	5
12/31/21	16.13	0.15	2.17	2.32	(0.21)	(0.92)	(1.13)	17.32	14.73	2,319,091	1.21	0.51	0.85	3
12/31/22	17.32	0.25	(3.24)	(2.99)	(0.15)	(0.53)	(0.68)	13.65	(17.18)	1,825,265	1.21	0.51	1.67	2
12/31/23	13.65	0.16	1.90	2.06	(0.27)	(0.51)	(0.78)	14.93	15.57	1,895,451	1.22	0.52	1.11	1
06/30/24@	14.93	0.17	1.42	1.59	—	—	—	16.52	10.65	1,936,381	1.21(6)	0.51(6)	2.21(6)	0

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Does not include underlying portfolio expenses that the Portfolio bears indirectly.
(4)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.
(5)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(6)	Annualized
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS (unaudited)

Item 8 (Form N-CSR) – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
    Not applicable.

SUNAMERICA SERIES TRUST
RESULTS OF SPECIAL SHAREHOLDER MEETING (unaudited)

Item 9 (Form N-CSR) – Proxy Disclosure for Open-End Management Investment Companies
    Not applicable.

SUNAMERICA SERIES TRUST
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS (unaudited)

Item 10 (Form N-CSR) – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
    Remuneration paid to Directors is included in the Statement of Operations.

SunAmerica Series Trust
APPROVAL OF ADVISORY AGREEMENTS (unaudited)

Item 11 (Form N-CSR) – Statement Regarding Basis for Approval of Investment Advisory Contract.
    Not applicable.

Annuity Service Center
P.O. Box 15570
Amarillo, TX 79105-5570
(08/24)

American Funds Insurance Series®

Financial Statements and Other Information N-CSR Items 7-11

for the six months ended June 30, 2024

Lit. No. INGEFP2-998-0824 © 2024 Capital Group. All rights reserved.

Global Growth Fund

Investment portfolio June 30, 2024			unaudited
Common stocks 96.48%			Value
		Shares	(000)

Information	Microsoft Corp.	1,087,801	$ 486,193
technology	Taiwan Semiconductor Manufacturing Co., Ltd.	14,139,200	420,521
28.32%	ASML Holding NV	188,369	194,340
	ASML Holding NV (ADR)	174,387	178,351
	NVIDIA Corp.	2,575,150	318,134
	Broadcom, Inc.	92,907	149,165
	Synopsys, Inc.1	181,103	107,767
	Samsung Electronics Co., Ltd.	1,309,808	76,972
	Capgemini SE	317,271	62,842
	Apple, Inc.	279,997	58,973
	Arista Networks, Inc.1	159,456	55,886
	Applied Materials, Inc.	233,760	55,165
	Shopify, Inc., Class A, subordinate voting shares1	608,475	40,190
	Keyence Corp.	82,700	36,485
	NEC Corp.	270,100	22,086
	Micron Technology, Inc.	165,629	21,785
	SAP SE	74,491	15,124
	EPAM Systems, Inc.1	67,118	12,626
	Disco Corp.	18,600	7,127
	NICE, Ltd. (ADR)1	37,217	6,400
	International Business Machines Corp.	34,130	5,903

			2,332,035

Health care	Novo Nordisk AS, Class B	2,064,144	294,876
15.42%	Eli Lilly and Co.	216,267	195,804
	UnitedHealth Group, Inc.	218,500	111,273
	Vertex Pharmaceuticals, Inc.1	222,173	104,137
	AstraZeneca PLC	599,410	93,446
	Thermo Fisher Scientific, Inc.	160,880	88,967
	Regeneron Pharmaceuticals, Inc.1	83,600	87,866
	Pfizer, Inc.	1,305,400	36,525
	Cigna Group (The)	104,417	34,517
	Centene Corp.1	518,165	34,354
	Sanofi	310,200	29,817
	Alnylam Pharmaceuticals, Inc.1	116,500	28,309
	Siemens Healthineers AG	345,670	19,912
	EssilorLuxottica SA	90,005	19,312
	Zoetis, Inc., Class A	90,200	15,637
	Argenx SE (ADR)1	36,200	15,567
	Bayer AG	537,074	15,188
	Illumina, Inc.1	142,868	14,913
	Laboratorios Farmaceuticos Rovi, SA non-registered shares	152,433	14,291
	DexCom, Inc.1	121,000	13,719
	Viatris, Inc.	110,678	1,177
	GRAIL, Inc.1	23,811	366
	Euroapi SA1,2	5,869	16
			1,269,989

Industrials	Safran SA	844,273	177,623
13.56%	Comfort Systems USA, Inc.	278,016	84,550
	Ingersoll-Rand, Inc.	770,946	70,033
	ASSA ABLOY AB, Class B	2,462,100	69,776
	TransDigm Group, Inc.	50,071	63,971
	Schneider Electric SE	260,897	62,251
	Caterpillar, Inc.	185,000	61,624
	Copart, Inc.1	1,011,807	54,800
	Airbus SE, non-registered shares	365,833	50,443
	Ryanair Holdings PLC (ADR)	401,837	46,790
	ITOCHU Corp.	684,560	33,590
	Johnson Controls International PLC	499,535	33,204

1American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	GT Capital Holdings, Inc.	2,635,611	$ 27,832
(continued)	Alliance Global Group, Inc.	156,400,700	23,092
	Daikin Industries, Ltd.	151,500	20,929
	Techtronic Industries Co., Ltd.	1,679,500	19,178
	Saab AB, Class B	797,272	19,158
	Brenntag SE	280,312	18,889
	ATS Corp.1	552,106	17,866
	Boeing Co.1	91,400	16,636
	General Electric Co.	102,437	16,284
	RS Group PLC	1,745,907	15,438
	Carrier Global Corp.	242,000	15,265
	DSV A/S	97,734	14,956
	Recruit Holdings Co., Ltd.	277,600	14,940
	Siemens AG	76,677	14,261
	Eaton Corp. PLC	39,327	12,331
	SMC Corp.	22,500	10,743
	TFI International, Inc. (CAD denominated)	73,941	10,736
	BayCurrent Consulting, Inc.	502,900	10,135
	NIBE Industrier AB, Class B2	2,142,588	9,032
			1,116,356

Consumer	LVMH Moët Hennessy-Louis Vuitton SE	221,302	169,949
discretionary	Chipotle Mexican Grill, Inc.1	2,239,950	140,333
12.67%	Amazon.com, Inc.1	532,410	102,888
	Renault SA	1,688,781	86,134
	Prosus NV, Class N	2,238,914	79,314
	Booking Holdings, Inc.	18,300	72,496
	MGM China Holdings, Ltd.	41,228,000	64,165
	MercadoLibre, Inc.1	24,475	40,222
	Evolution AB	367,568	38,304
	InterContinental Hotels Group PLC	360,000	37,743
	Trip.com Group, Ltd. (ADR)1	743,309	34,936
	Moncler SpA	449,770	27,544
	lululemon athletica, Inc.1	82,202	24,554
	LKQ Corp.	582,953	24,245
	Five Below, Inc.1	169,360	18,455
	Wynn Macau, Ltd.	21,430,000	17,586
	Ferrari NV (EUR denominated)	34,905	14,271
	Industria de Diseño Textil, SA	287,493	14,207
	YUM! Brands, Inc.	94,493	12,517
	Home Depot, Inc.	35,621	12,262
	Global-E Online, Ltd.1	300,000	10,881
			1,043,006

Financials	3i Group PLC	2,293,500	88,446
10.78%	Fiserv, Inc.1	573,419	85,462
	AXA SA	2,209,893	72,766
	Aon PLC, Class A	244,466	71,770
	Visa, Inc., Class A	259,088	68,003
	Blackstone, Inc.	366,835	45,414
	Axis Bank, Ltd.	2,813,670	42,634
	Citigroup, Inc.	617,255	39,171
	Tradeweb Markets, Inc., Class A	332,600	35,255
	CVC Capital Partners PLC1	1,742,744	31,981
	Prudential PLC	3,390,552	30,759
	Ameriprise Financial, Inc.	67,606	28,881
	Société Générale	1,134,000	26,477
	VZ Holding AG	201,422	25,804
	Banco Bilbao Vizcaya Argentaria, SA	2,408,000	24,023
	UBS Group AG	794,665	23,261
American Funds Insurance Series	2

Global Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	Mastercard, Inc., Class A	49,000	$ 21,617
(continued)	CME Group, Inc., Class A	103,473	20,343
	Japan Post Insurance Co., Ltd.	985,600	19,186
	JPMorgan Chase & Co.	74,006	14,968
	Eurobank Ergasias Services and Holdings SA	6,819,248	14,765
	Swissquote Group Holding, Ltd.	43,329	13,615
	HDFC Bank, Ltd.	648,800	13,106
	FinecoBank SpA	635,542	9,471
	XP, Inc., Class A	474,027	8,338
	AIA Group, Ltd.	913,107	6,192
	Jackson Financial, Inc., Class A	44,327	3,292
	GMO Payment Gateway, Inc.	44,100	2,444
	Moscow Exchange MICEX-RTS PJSC3	12,640,000	—4
			887,444

Communication	Alphabet, Inc., Class A	1,299,939	236,784
services	Meta Platforms, Inc., Class A	242,200	122,122
5.71%	Publicis Groupe SA	400,000	42,397
	CTS Eventim AG & Co. KGaA	224,500	18,738
	Koninklijke KPN NV	3,959,172	15,172
	Bharti Airtel, Ltd.	868,779	15,001
	Tencent Holdings, Ltd.	297,100	14,101
	Nintendo Co., Ltd.	111,300	5,947

			470,262

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	3,110,600	110,800
3.98%	Reliance Industries, Ltd.	1,571,621	58,833
	Schlumberger NV	1,172,369	55,312
	Chevron Corp.	143,573	22,458
	Exxon Mobil Corp.	152,500	17,556
	TotalEnergies SE	218,273	14,548
	EOG Resources, Inc.	110,903	13,959
	Galp Energia, SGPS, SA, Class B	640,186	13,525
	NAC Kazatomprom JSC (GDR)	257,665	10,320
	Cameco Corp. (CAD denominated)	209,198	10,293
	Gazprom PJSC1,3	8,346,000	—4
	LUKOIL Oil Co. PJSC3	246,300	—4
			327,604

Consumer staples	Monster Beverage Corp.1	852,204	42,568
3.33%	Walgreens Boots Alliance, Inc.	2,761,459	33,400
	Costco Wholesale Corp.	35,970	30,574
	British American Tobacco PLC	863,200	26,535
	Carrefour SA, non-registered shares	1,589,000	22,453
	Pernod Ricard SA	164,933	22,445
	Dollar General Corp.	155,180	20,520
	Philip Morris International, Inc.	167,000	16,922
	Keurig Dr Pepper, Inc.	501,530	16,751
	Kweichow Moutai Co., Ltd., Class A	74,500	15,025
	Nestlé SA	134,000	13,678
	Dollar Tree Stores, Inc.1	123,184	13,152
			274,023

3American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)								Value
						Shares		(000)

Materials	Linde PLC					248,153		$ 108,892
2.41%	Amcor PLC (CDI)					3,567,000		35,428
	LyondellBasell Industries NV					199,925		19,125
	First Quantum Minerals, Ltd.					1,128,850		14,828
	DSM-Firmenich AG					93,100		10,483
	Fortescue, Ltd.					659,105		9,416

								198,172

Real estate	CBRE Group, Inc., Class A1					156,366		13,934
0.17%

Utilities	FirstEnergy Corp.					286,296		10,957
0.13%
	Total common stocks (cost: $4,863,595,000)							7,943,782

Preferred securities 0.22%

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares					406,300		18,658
technology
	Total preferred securities (cost: $10,959,000)							18,658
0.22%

Short-term securities 3.64%

Money market investments 3.59%

	Capital Group Central Cash Fund 5.37%5,6					2,951,865		295,186

Money market investments purchased with collateral from securities on loan 0.05%

	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 5.23%5,7					4,309,690		4,310
	Total short-term securities (cost: $299,482,000)							299,496

	Total investment securities 100.34% (cost: $5,174,036,000)							8,261,936
	Other assets less liabilities (0.34)%							(28,302)

	Net assets 100.00%							$8,233,634
Investments in affiliates6

					Net	Net
		Value at				unrealized		Dividend
					realized	appreciation	Value at	or interest
		1/1/2024	Additions	Reductions	gain (loss)	(depreciation)	6/30/2024	income
		(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 3.59%
Money market investments 3.59%
Capital Group Central Cash Fund 5.37%5		$295,088	$1,572,164	$1,572,062	$(31)	$27	$295,186	$11,421
American Funds Insurance Series	4

Global Growth Fund (continued)

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $4,457,000, which represented .05% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Value determined using significant unobservable inputs.

4Amount less than one thousand.

5Rate represents the seven-day yield at 6/30/2024.

6Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

7Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GDR = Global Depositary Receipts

Refer to the notes to financial statements.

5American Funds Insurance Series

Global Small Capitalization Fund

Investment portfolio June 30, 2024			unaudited
Common stocks 97.33%			Value
		Shares	(000)

Industrials	Stericycle, Inc.1	1,061,241	$61,690
26.37%	International Container Terminal Services, Inc.	9,163,480	54,732
	CBIZ, Inc.1	708,466	52,497
	Saia, Inc.1	68,952	32,703
	Trelleborg AB, Class B	741,923	28,744
	Hensoldt AG	730,761	26,866
	Sulzer AG	151,412	20,923
	ICF International, Inc.	140,898	20,918
	Cleanaway Waste Management, Ltd.	11,082,998	20,468
	Visional, Inc.1,2	453,108	20,343
	Diploma PLC	377,968	19,721
	MISUMI Group, Inc.	1,143,106	19,551
	AZEK Co., Inc. (The), Class A1	443,915	18,702
	UL Solutions, Inc., Class A	433,500	18,289
	Wizz Air Holdings PLC1	582,688	16,479
	Interpump Group SpA	365,871	16,185
	Instalco AB	4,098,065	15,657
	Qantas Airways, Ltd.1	3,657,608	14,232
	VSE Corp.	151,194	13,347
	Cargotec OYJ, Class B, non-registered shares	162,508	13,063
	NORMA Group SE, non-registered shares	640,303	11,844
	Delhivery Ltd.1	2,384,307	11,386
	Alaska Air Group, Inc.1	268,976	10,867
	Comfort Systems USA, Inc.	35,109	10,677
	Godrej Industries, Ltd.1	1,032,000	10,537
	First Advantage Corp.	653,201	10,497
	Inox Wind, Ltd.	6,118,031	10,318
	IMCD NV	74,492	10,312
	XPO, Inc.1	92,617	9,831
	Nexans SA	88,349	9,730
	Carel Industries SpA	524,806	9,723
	LS Electric Co., Ltd.	59,988	9,640
	Fasadgruppen Group AB	1,574,074	9,183
	Dayforce, Inc.1	176,930	8,776
	Engcon AB, Class B2	1,070,647	8,768
	Rumo SA	2,272,441	8,423
	KEI Industries, Ltd.	154,935	8,176
	EuroGroup Laminations SpA2	1,841,164	8,037
	Applied Industrial Technologies, Inc.	40,766	7,909
	Reliance Worldwide Corp., Ltd.	2,633,607	7,891
	Trex Co., Inc.1	102,977	7,633
	GVS SpA1	1,021,101	7,172
	TriNet Group, Inc.	69,983	6,998
	Beijer Ref AB, Class B	445,805	6,903
	Burckhardt Compression Holding AG	9,963	6,525
	Addtech AB, Class B	245,222	6,114
	TELUS International (Cda), Inc., subordinate voting shares1	1,038,769	6,004
	SIS, Ltd.1	1,064,190	5,731
	Daiseki Co., Ltd.	233,700	5,441
	ATS Corp.1	159,326	5,156
	Embraer SA1	758,700	4,906
	Alfen NV1	252,591	4,656
	DL E&C Co., Ltd.	177,600	4,159
	Howden Joinery Group PLC	367,287	4,058
	ManpowerGroup, Inc.	57,609	4,021
	Loar Holdings, Inc.1,2	71,100	3,797
	Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR),
	ordinary participation certificates1	525,900	3,345
	Controladora Vuela Compañía de Aviación, SAB de CV, Class A,
	ordinary participation certificates1,2	413,400	261
	MonotaRO Co., Ltd.2	300,200	3,536
	SPIE SA	89,141	3,243
American Funds Insurance Series	6

Global Small Capitalization Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	REV Group, Inc.	91,177	$ 2,269
(continued)	Herc Holdings, Inc.	15,514	2,068
	IndiaMart InterMesh, Ltd.	60,563	1,945
	Boyd Group Services, Inc.	7,695	1,445
	McGrath RentCorp2	4,607	491
	Ariston Holding NV2	105,809	436
			805,948

Consumer	Skechers USA, Inc., Class A1	700,000	48,384
discretionary	Melco Resorts & Entertainment, Ltd. (ADR)1	5,422,969	40,455
16.21%	DraftKings, Inc., Class A1	1,000,000	38,170
	CAVA Group, Inc.1	318,211	29,514
	Light & Wonder, Inc.1	279,658	29,331
	Lands’ End, Inc.1,3	2,100,000	28,539
	Thor Industries, Inc.	301,656	28,190
	YETI Holdings, Inc.1	466,300	17,789
	Evolution AB	164,961	17,190
	Ollies Bargain Outlet Holdings, Inc.1	167,768	16,470
	Ermenegildo Zegna NV2	1,316,123	15,583
	Inchcape PLC	1,645,703	15,489
	Wyndham Hotels & Resorts, Inc.	200,796	14,859
	Zalando SE, non-registered shares1	599,581	14,016
	Entain PLC	1,708,574	13,527
	MRF, Ltd.	6,769	10,491
	Boot Barn Holdings, Inc.1	79,159	10,206
	Tube Investments of India, Ltd.	176,600	8,962
	Five Below, Inc.1	81,296	8,859
	TopBuild Corp.1	22,196	8,551
	On Holding AG, Class A1	208,425	8,087
	Chalet Hotels, Ltd.1	790,221	7,605
	Shoei Co., Ltd.	563,400	6,885
	Steven Madden, Ltd.	145,406	6,151
	Arhaus, Inc., Class A	343,575	5,820
	Aditya Vision, Ltd.	62,272	3,323
	Aditya Vision, Ltd.4	38,441	2,052
	Lottomatica Group SpA	441,449	5,323
	International Game Technology PLC	252,200	5,160
	tonies SE, Class A1	687,000	5,047
	Camping World Holdings, Inc., Class A	276,559	4,939
	Haichang Ocean Park Holdings, Ltd.1,2	41,547,000	3,727
	EIH, Ltd.	724,032	3,697
	Smartfit Escola de Ginástica e Dança SA	909,317	3,514
	Sanrio Co., Ltd.	180,100	3,322
	Elior Group SA1	1,153,174	3,246
	First Watch Restaurant Group, Inc.1,2	105,725	1,856
	Opmobility	93,246	901

			495,230

Information	PAR Technology Corp.1	846,492	39,861
technology	PAR Technology Corp.1,5	325,484	15,327
15.63%	Maruwa Co., Ltd.	110,901	26,664
	Insight Enterprises, Inc.1	118,240	23,454
	GitLab, Inc., Class A1	464,256	23,083
	MACOM Technology Solutions Holdings, Inc.1	190,000	21,179
	Confluent, Inc., Class A1	647,799	19,129
	Silicon Laboratories, Inc.1	161,697	17,888
	Tokyo Seimitsu Co., Ltd.	223,223	16,958
	Credo Technology Group Holding, Ltd.1	520,402	16,622
	Pegasystems, Inc.	268,191	16,234
	eMemory Technology, Inc.	201,430	15,836

7American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Information	Nordic Semiconductor ASA1	1,136,540	$ 15,152
technology	Klaviyo, Inc., Class A1	566,791	14,107
(continued)	Tanla Platforms, Ltd.	1,220,333	13,734
	Qorvo, Inc.1	104,345	12,108
	SUMCO Corp.2	822,300	11,943
	Topicus.com, Inc., subordinate voting shares	139,094	11,896
	Kokusai Electric Corp.2	401,100	11,822
	Semtech Corp.1	383,121	11,448
	INFICON Holding AG	7,397	11,191
	Wolfspeed, Inc.1	468,848	10,671
	ALTEN SA, non-registered shares	95,793	10,559
	Softcat PLC	370,983	8,526
	MKS Instruments, Inc.	56,170	7,335
	King Slide Works Co., Ltd.1	190,000	7,182
	Smartsheet, Inc., Class A1	149,320	6,582
	HPSP Co., Ltd.	215,585	6,163
	MongoDB, Inc., Class A1	23,300	5,824
	Riken Keiki Co., Ltd.	204,800	5,395
	Bentley Systems, Inc., Class B	102,734	5,071
	Alphawave IP Group PLC1	2,612,177	4,734
	BE Semiconductor Industries NV	28,225	4,716
	Xiamen Faratronic Co., Ltd., Class A	384,267	4,025
	Keywords Studios PLC	123,720	3,602
	Aspen Technology, Inc.1	17,052	3,387
	ASMPT, Ltd.	240,000	3,345
	Globant SA1	17,730	3,161
	SentinelOne, Inc., Class A1	143,800	3,027
	LEM Holding SA	1,860	2,960
	Unity Software, Inc.1	160,503	2,610
	Silvaco Group, Inc.1,2	121,785	2,190
	Yotpo, Ltd.1,5,6	678,736	964
			477,665

Health care	Haemonetics Corp.1	833,183	68,930
14.74%	Insulet Corp.1	207,210	41,815
	Max Healthcare Institute, Ltd.	2,758,703	31,021
	Ensign Group, Inc. (The)	223,488	27,643
	Bachem Holding AG	231,879	21,312
	Structure Therapeutics, Inc. (ADR)1	507,303	19,922
	Masimo Corp.1	145,613	18,338
	iRhythm Technologies, Inc.1	163,088	17,555
	Ambu AS, Class B, non-registered shares1	891,212	17,117
	Vaxcyte, Inc.1	216,472	16,346
	CONMED Corp.	233,934	16,216
	Denali Therapeutics, Inc.1	672,969	15,626
	ICON PLC1	46,061	14,439
	DiaSorin Italia SpA	142,930	14,200
	Glenmark Pharmaceuticals, Ltd.	855,987	12,635
	Hapvida Participações e Investimentos SA1	18,340,235	12,566
	Aster DM Healthcare, Ltd.	2,655,930	11,045
	Integra LifeSciences Holdings Corp.1	359,697	10,481
	Encompass Health Corp.	117,866	10,112
	IDEAYA Biosciences, Inc.1	285,721	10,032
	Immunovant, Inc.1	195,870	5,171
	BridgeBio Pharma, Inc.1,5	134,457	3,406
	BridgeBio Pharma, Inc.1	68,966	1,747
	LivaNova PLC1	93,282	5,114
	Medmix AG	299,727	4,521
	Angelalign Technology, Inc.2	547,348	3,979
	Integer Holdings Corp.1	33,364	3,863
	Nordhealth AS, Class A1	1,228,343	3,626
American Funds Insurance Series	8

Global Small Capitalization Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	Establishment Labs Holdings, Inc.1	73,255	$ 3,329
(continued)	Ocumension Therapeutics1	3,095,983	2,715
	Indegene, Ltd.1,4	221,331	1,476
	Indegene, Ltd.1	69,104	461
	Vimian Group AB (publ)1,2	578,147	1,878
	WuXi XDC Cayman, Inc.1,2	759,000	1,682
			450,319

Financials	Cholamandalam Investment and Finance Co., Ltd.	2,252,839	38,269
9.66%	HDFC Asset Management Co., Ltd.	780,039	37,364
	Eurobank Ergasias Services and Holdings SA	11,977,160	25,933
	Stifel Financial Corp.	271,050	22,809
	IIFL Finance, Ltd.	3,669,495	22,598
	Banco del Bajio, SA	6,505,035	19,737
	Janus Henderson Group PLC	470,000	15,844
	Five-Star Business Finance, Ltd.1	1,220,380	11,600
	360 ONE WAM, Ltd.	956,000	11,178
	Vontobel Holding AG	159,480	9,555
	Aditya Birla Capital, Ltd.1	2,694,788	7,688
	SiriusPoint, Ltd.1	550,000	6,710
	Fukuoka Financial Group, Inc.	250,000	6,709
	Asia Commercial Joint Stock Bank	6,666,205	6,669
	Banc of California, Inc.	494,940	6,325
	Patria Investments, Ltd., Class A	508,200	6,129
	Glacier Bancorp, Inc.	149,091	5,564
	EFG International AG	334,117	4,917
	Lazard, Inc., Class A	123,250	4,706
	Hilltop Holdings, Inc.	150,000	4,692
	Bridgepoint Group PLC	1,670,890	4,660
	AvidXchange Holdings, Inc.1	365,286	4,405
	Haci Ömer Sabanci Holding AS	1,148,843	3,393
	Remgro, Ltd.	343,647	2,562
	Discovery, Ltd.	327,356	2,423
	Capitec Bank Holdings, Ltd.	15,161	2,190
	JB Financial Group Co., Ltd.	39,902	423

			295,052

Communication	Lions Gate Entertainment Corp., Class B1	4,462,841	38,247
services	Indosat Tbk PT	38,357,467	25,024
4.42%	JCDecaux SE1	976,059	19,110
	Lionsgate Studios Corp.1	2,076,844	16,739
	Nexstar Media Group, Inc.	67,878	11,268
	Rightmove PLC	1,581,453	10,687
	Future PLC	725,708	9,645
	Bharti Hexacom, Ltd.1	124,501	1,660
	Bharti Hexacom, Ltd.1,4	92,729	1,237
	IHS Holding, Ltd.1,2	493,000	1,578
			135,195

Materials	Sumitomo Bakelite Co., Ltd.	702,159	20,647
3.97%	Nissan Chemical Corp.	457,100	14,446
	Materion Corp.	128,316	13,875
	Lundin Mining Corp.	1,000,000	11,133
	Huhtamäki OYJ	250,000	10,022
	Zeon Corp.	1,100,000	9,151
	Vidrala, SA, non-registered shares	64,918	7,302
	Arcadium Lithium PLC1	2,099,779	7,055
	LANXESS AG	282,599	6,939
	Resonac Holdings Co., Ltd.	242,900	5,358

9American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Materials	Cabot Corp.	48,229	$4,432
(continued)	Gujarat Fluorochemicals, Ltd.	89,266	3,412
	NV Bekaert SA	53,808	2,252
	Mayr-Melnhof Karton AG, non-registered shares	17,479	2,098
	Umicore SA	127,835	1,918
	Alcoa Corp.	35,000	1,392

			121,432

Real estate	Embassy Office Parks REIT	6,652,704	28,284
2.62%	Altus Group, Ltd.2	340,710	12,582
	Macrotech Developers, Ltd.	442,564	7,971
	ESR-Logos REIT	36,822,373	7,323
	Fibra Uno Administración REIT, SA de CV	5,679,172	6,978
	Corp. Inmobiliaria Vesta, SAB de CV	1,900,000	5,684
	Mindspace Business Parks REIT	1,250,000	4,991
	Charter Hall Group REIT	587,917	4,352
	PotlatchDeltic Corp. REIT	49,593	1,954

			80,119

Energy	Diamond Offshore Drilling, Inc.1	1,142,513	17,698
1.57%	Aegis Logistics, Ltd.	1,041,407	10,858
	Weatherford International1	55,696	6,820
	Helmerich & Payne, Inc.	167,387	6,049
	Vista Energy, SAB de CV, Class A (ADR)1	132,280	6,016
	United Tractors Tbk PT	321,000	431

			47,872

Utilities	Talen Energy Corp.1	92,500	10,269
1.40%	ENN Energy Holdings, Ltd.	1,205,597	9,927
	ACEN Corp.	101,171,292	8,633
	SembCorp Industries, Ltd.	1,536,800	5,434
	Neoenergia SA	1,393,872	4,630
	Black Hills Corp.	71,061	3,864

			42,757

Consumer staples	Redcare Pharmacy NV, non-registered shares1	50,748	6,203
0.74%	Kobe Bussan Co., Ltd.	273,900	6,095
	Universal Robina Corp.	2,508,160	4,761
	TreeHouse Foods, Inc.1	83,498	3,059
	Bakkafrost P/F	49,682	2,513

			22,631

	Total common stocks (cost: $2,290,967,000)		2,974,220
Preferred securities 0.61%

Information	SmartHR, Inc., Series D, preferred shares1,5,6	3,006	9,299
technology	Yotpo, Ltd., Series F, preferred shares1,5,6	2,158,609	3,065
0.55%	Yotpo, Ltd., Series B, preferred shares1,5,6	287,894	409
	Yotpo, Ltd., Series C, preferred shares1,5,6	274,070	389
	Yotpo, Ltd., Series A-1, preferred shares1,5,6	183,819	261
	Yotpo, Ltd., Series A, preferred shares1,5,6	89,605	128
	Yotpo, Ltd., Series C-1, preferred shares1,5,6	75,980	108

American Funds Insurance Series 10

Global Small Capitalization Fund (continued)

Preferred securities (continued)							Value
					Shares		(000)

Information	Yotpo, Ltd., Series D, preferred shares1,5,6				42,368		$60
technology	Yotpo, Ltd., Series B-1, preferred shares1,5,6				33,838		48
(continued)	Outreach Corp., Series G, preferred shares1,5,6				154,354		2,913
							16,680

Financials	Federal Home Loan Mortgage Corp., Series Z,
0.06%	8.375% noncumulative preferred shares1				400,000		1,920
	Total preferred securities (cost: $27,306,000)						18,600
Short-term securities 3.14%

Money market investments 2.63%

Capital Group Central Cash Fund 5.37%3,7					805,122		80,512

Money market investments purchased with collateral from securities on loan 0.51%

Invesco Short-Term Investments Trust – Government & Agency Portfolio,
Institutional Class 5.23%7,8					7,533,953		7,534
	Capital Group Central Cash Fund 5.37%3,7,8				49,265		4,926
State Street Institutional U.S. Government Money Market Fund,
Institutional Class 5.22%7,8					3,041,946		3,042
							15,502

	Total short-term securities (cost: $96,015,000)						96,014

Total investment securities 101.08% (cost: $2,414,288,000)							3,088,834
Other assets less liabilities (1.08)%							(33,084)

Net assets 100.00%							$3,055,750
Investments in affiliates3

				Net	Net
	Value at				unrealized		Dividend
				realized	appreciation	Value at	or interest
	1/1/2024	Additions	Reductions	gain (loss)	(depreciation)	6/30/2024	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Common stocks 0.93%
Consumer discretionary 0.93%
Lands’ End, Inc.1	$ 20,076	$—	$—	$—	$8,463	$28,539	$—
Short-term securities 2.79%
Money market investments 2.63%
Capital Group Central Cash Fund 5.37%7	112,453	255,315	287,269	7	6	80,512	2,890
Money market investments purchased with collateral
from securities on loan 0.16%
Capital Group Central Cash Fund 5.37%7,8	4,926					4,926	—9
Total short-term securities						85,438

Total 3.72%				$7	$8,469	$113,977	$2,890

11American Funds Insurance Series

Global Small Capitalization Fund (continued)

Restricted securities5

	Acquisition	Cost	Value	Percent
				of net
	date(s)	(000)	(000)	assets

PAR Technology Corp.1	3/8/2024	$12,580	$15,327.50%
SmartHR, Inc., Series D, preferred shares1,6	5/28/2021	14,344	9,299.30
Yotpo, Ltd., Series F, preferred shares1,6	2/25/2021	4,748	3,065.10
Yotpo, Ltd.1,6	3/16/2021	1,418	964.03
Yotpo, Ltd., Series B, preferred shares1,6	3/16/2021	602	409.01
Yotpo, Ltd., Series C, preferred shares1,6	3/16/2021	573	389.01
Yotpo, Ltd., Series A-1, preferred shares1,6	3/16/2021	384	261.01
Yotpo, Ltd., Series A, preferred shares1,6	3/16/2021	187	128.01
Yotpo, Ltd., Series C-1, preferred shares1,6	3/16/2021	159	108.01
Yotpo, Ltd., Series D, preferred shares1,6	3/16/2021	88	60.0010
Yotpo, Ltd., Series B-1, preferred shares1,6	3/16/2021	71	48.0010
BridgeBio Pharma, Inc.1	9/25/2023	3,667	3,406.11
Outreach Corp., Series G, preferred shares1,6	5/27/2021	4,517	2,913.10

Total		$43,338	$36,377	1.19%

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $41,131,000, which represented 1.35% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

4Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $4,765,000, which represented 0.15% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

5Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $36,377,000, which represented 1.19% of the net assets of the fund.

6Value determined using significant unobservable inputs.

7Rate represents the seven-day yield at 6/30/2024.

8Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

9Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table. 10Amount less than .01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

American Funds Insurance Series 12

Growth Fund

Investment portfolio June 30, 2024			unaudited
Common stocks 97.67%			Value
		Shares	(000)

Information	Microsoft Corp.	5,261,508	$ 2,351,631
technology	NVIDIA Corp.	10,903,359	1,347,001
23.92%	Broadcom, Inc.	820,501	1,317,339
	Apple, Inc.	4,098,141	863,151
	Salesforce, Inc.	2,143,447	551,080
	Shopify, Inc., Class A, subordinate voting shares1	7,195,403	475,256
	Cloudflare, Inc., Class A1	5,111,309	423,370
	Taiwan Semiconductor Manufacturing Co., Ltd.	7,238,000	215,269
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,184,828	205,935
	ASML Holding NV	203,694	210,150
	ASML Holding NV (ADR)	181,768	185,900
	MicroStrategy, Inc., Class A1,2	226,207	311,596
	Applied Materials, Inc.	1,258,469	296,986
	Synopsys, Inc.1	459,300	273,311
	Micron Technology, Inc.	2,006,001	263,849
	Constellation Software, Inc.	63,212	182,138
	Motorola Solutions, Inc.	408,500	157,702
	Adobe, Inc.1	264,824	147,120
	Dell Technologies, Inc., Class C	921,002	127,015
	SAP SE	477,361	96,921
	ServiceNow, Inc.1	112,779	88,720
	DocuSign, Inc.1	1,640,524	87,768
	Wolfspeed, Inc.1	2,041,003	46,453
	Unity Software, Inc.1	2,625,443	42,690
	RingCentral, Inc., Class A1	1,465,500	41,327
	ASM International NV	52,525	40,008
	Roper Technologies, Inc.	61,350	34,581
	MongoDB, Inc., Class A1	99,000	24,746
	Fair Isaac Corp.1	13,994	20,832
	Flex, Ltd.1	670,000	19,758
	Atlassian Corp., Class A1	97,462	17,239
	MKS Instruments, Inc.	101,047	13,195
	Stripe, Inc., Class B1,3,4	168,598	4,384
			10,484,421

Communication	Meta Platforms, Inc., Class A	7,425,244	3,743,957
services	Netflix, Inc.1	3,022,121	2,039,569
19.84%	Alphabet, Inc., Class C	6,594,652	1,209,591
	Alphabet, Inc., Class A	4,309,284	784,936
	Charter Communications, Inc., Class A1	1,020,153	304,985
	Snap, Inc., Class A, nonvoting shares1	14,000,000	232,540
	Frontier Communications Parent, Inc.1	4,298,912	112,546
	Take-Two Interactive Software, Inc.1	492,195	76,531
	Pinterest, Inc., Class A1	1,652,216	72,813
	Comcast Corp., Class A	1,343,725	52,620
	T-Mobile US, Inc.	265,000	46,688
	Electronic Arts, Inc.	133,146	18,551

			8,695,327

Health care	Regeneron Pharmaceuticals, Inc.1	895,033	940,707
14.97%	Intuitive Surgical, Inc.1	2,058,000	915,501
	Eli Lilly and Co.	755,720	684,214
	Vertex Pharmaceuticals, Inc.1	1,384,508	648,947
	UnitedHealth Group, Inc.	1,232,278	627,550
	Alnylam Pharmaceuticals, Inc.1	2,043,063	496,464
	Thermo Fisher Scientific, Inc.	411,071	227,322
	Boston Scientific Corp.1	2,784,352	214,423
	Novo Nordisk AS, Class B	1,392,492	198,926
	HCA Healthcare, Inc.	535,904	172,175
	Moderna, Inc.1	1,200,000	142,500

13American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	Centene Corp.1	2,042,755	$ 135,435
(continued)	QIAGEN NV1	2,651,780	108,962
	Abbott Laboratories	997,405	103,640
	Danaher Corp.	408,661	102,104
	DexCom, Inc.1	850,000	96,373
	Sarepta Therapeutics, Inc.1	548,342	86,638
	Mettler-Toledo International, Inc.1	57,256	80,020
	NovoCure, Ltd.1	3,865,163	66,210
	Ascendis Pharma AS (ADR)1	444,896	60,675
	AstraZeneca PLC	343,952	53,621
	Guardant Health, Inc.1	1,705,050	49,242
	Molina Healthcare, Inc.1	159,150	47,315
	Insmed, Inc.1	606,606	40,643
	Bristol-Myers Squibb Co.	944,357	39,219
	Exact Sciences Corp.1	920,029	38,871
	Align Technology, Inc.1	143,900	34,742
	Verily Life Sciences, LLC1,3,4	300,178	31,351
	Veeva Systems, Inc., Class A1	166,698	30,507
	BioNTech SE (ADR)1	309,473	24,869
	IQVIA Holdings, Inc.1	105,500	22,307
	Amgen, Inc.	55,569	17,363
	CRISPR Therapeutics AG1	262,678	14,187
	McKesson Corp.	15,119	8,830
	Biohaven, Ltd.1	65,550	2,275
			6,564,128

Consumer	Tesla, Inc.1	7,656,300	1,515,029
discretionary	Amazon.com, Inc.1	3,964,578	766,155
12.21%	Royal Caribbean Cruises, Ltd.1	2,278,615	363,280
	DoorDash, Inc., Class A1	3,000,000	326,340
	Chipotle Mexican Grill, Inc.1	3,809,000	238,634
	Airbnb, Inc., Class A1	1,480,898	224,548
	Home Depot, Inc.	565,000	194,496
	Tractor Supply Co.	665,000	179,550
	Hermès International	61,000	140,404
	D.R. Horton, Inc.	941,600	132,700
	Booking Holdings, Inc.	32,488	128,701
	Amadeus IT Group SA, Class A, non-registered shares	1,846,641	122,886
	Norwegian Cruise Line Holdings, Ltd.1	6,094,950	114,524
	Aramark	3,218,114	109,480
	Evolution AB	1,012,589	105,521
	NIKE, Inc., Class B	1,347,886	101,590
	O’Reilly Automotive, Inc.1	79,800	84,274
	Floor & Decor Holdings, Inc., Class A1	792,300	78,762
	YUM! Brands, Inc.	451,544	59,811
	Burlington Stores, Inc.1	181,389	43,533
	Aptiv PLC1	584,134	41,135
	Churchill Downs, Inc.	208,489	29,105
	Polaris, Inc.	371,000	29,053
	Flutter Entertainment PLC1	154,604	28,194
	Five Below, Inc.1	252,000	27,460
	Wayfair, Inc., Class A1	514,000	27,103
	Helen of Troy, Ltd.1	269,597	25,002
	TopBuild Corp.1	53,811	20,732
	Salvatore Ferragamo SpA	2,174,477	18,360
	Hilton Worldwide Holdings, Inc.	78,119	17,046
	YETI Holdings, Inc.1	372,600	14,215
	Caesars Entertainment, Inc.1	356,300	14,159

American Funds Insurance Series 14

Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer	Skyline Champion Corp.1	186,640	$ 12,645
discretionary	Service Corp. International	155,236	11,042
(continued)	DraftKings, Inc., Class A1	166,681	6,362
			5,351,831

Industrials	TransDigm Group, Inc.	733,363	936,952
10.92%	General Electric Co.	2,810,266	446,748
	Uber Technologies, Inc.1	6,127,000	445,310
	Carrier Global Corp.	4,484,703	282,895
	United Rentals, Inc.	316,113	204,440
	Ingersoll-Rand, Inc.	2,141,709	194,553
	Eaton Corp. PLC	551,178	172,822
	Ryanair Holdings PLC (ADR)	1,466,022	170,704
	Ryanair Holdings PLC	96,554	1,685
	Caterpillar, Inc.	499,375	166,342
	Jacobs Solutions, Inc.	1,102,200	153,988
	Equifax, Inc.	616,955	149,587
	Quanta Services, Inc.	572,626	145,499
	Boeing Co.1	609,759	110,982
	MTU Aero Engines AG	430,587	110,091
	Airbus SE, non-registered shares	770,328	106,217
	United Airlines Holdings, Inc.1	1,924,540	93,648
	Old Dominion Freight Line, Inc.	490,000	86,534
	Republic Services, Inc.	437,004	84,927
	Genpact, Ltd.	2,636,874	84,881
	FTAI Aviation, Ltd.	820,915	84,743
	Dayforce, Inc.1	1,586,142	78,673
	Southwest Airlines Co.	2,515,000	71,954
	Core & Main, Inc., Class A1	1,293,294	63,294
	ITT, Inc.	343,000	44,309
	Northrop Grumman Corp.	94,803	41,329
	HEICO Corp.	179,400	40,116
	TransUnion	458,081	33,971
	GE Vernova, Inc.1	192,016	32,933
	Canadian Pacific Kansas City, Ltd.	376,000	29,602
	XPO, Inc.1	263,564	27,977
	Dun & Bradstreet Holdings, Inc.	2,339,500	21,664
	FedEx Corp.	68,327	20,487
	Saia, Inc.1	37,514	17,793
	Safran SA	64,065	13,478
	Paylocity Holding Corp.1	95,655	12,612
	Willscot Mobile Mini Holdings Corp., Class A1	76,371	2,875
	Einride AB1,3,4	78,648	2,674
			4,789,289

Financials	Visa, Inc., Class A	2,761,359	724,774
6.96%	Bank of America Corp.	7,760,600	308,639
	KKR & Co., Inc.	2,878,557	302,939
	Fiserv, Inc.1	1,833,900	273,325
	Mastercard, Inc., Class A	614,033	270,887
	Blackstone, Inc.	1,315,765	162,892
	Toast, Inc., Class A1	5,953,559	153,423
	Apollo Asset Management, Inc.	1,286,147	151,855
	Marsh & McLennan Companies, Inc.	403,461	85,017
	Brookfield Corp., Class A	1,763,605	73,260
	Affirm Holdings, Inc., Class A1	1,999,051	60,391
	Block, Inc., Class A1	920,219	59,345
	Blue Owl Capital, Inc., Class A	3,123,772	55,447
	Truist Financial Corp.	1,350,366	52,462
	Ryan Specialty Holdings, Inc., Class A	870,000	50,382

15American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	Progressive Corp.	241,257	$50,112
(continued)	UBS Group AG	1,535,000	44,932
	Capital One Financial Corp.	313,000	43,335
	Ares Management Corp., Class A	310,500	41,383
	Intercontinental Exchange, Inc.	188,000	25,735
	MSCI, Inc.	47,348	22,810
	Aon PLC, Class A	65,600	19,259
	Arch Capital Group, Ltd.1	159,854	16,128
	Discover Financial Services	26,400	3,453

			3,052,185

Energy	Halliburton Co.	11,600,000	391,848
3.75%	Schlumberger NV	6,356,000	299,876
	EOG Resources, Inc.	1,969,064	247,846
	Canadian Natural Resources, Ltd. (CAD denominated)	6,443,281	229,510
	Cenovus Energy, Inc. (CAD denominated)	9,017,019	177,236
	MEG Energy Corp.1	6,251,958	133,763
	EQT Corp.	1,676,328	61,991
	Tourmaline Oil Corp.	1,080,400	49,003
	ConocoPhillips	313,568	35,866
	New Fortress Energy, Inc., Class A2	829,000	18,222
			1,645,161

Consumer staples	Costco Wholesale Corp.	287,855	244,674
2.65%	Performance Food Group Co.1	3,559,500	235,318
	Dollar General Corp.	1,701,791	225,028
	Target Corp.	900,000	133,236
	Dollar Tree Stores, Inc.1	1,048,471	111,945
	Philip Morris International, Inc.	711,723	72,119
	Constellation Brands, Inc., Class A	206,399	53,102
	Monster Beverage Corp.1	866,500	43,282
	Keurig Dr Pepper, Inc.	903,000	30,160
	Celsius Holdings, Inc.1	197,664	11,285
			1,160,149

Materials	Wheaton Precious Metals Corp.	2,252,500	118,076
1.52%	ATI, Inc.1	2,086,140	115,677
	Linde PLC	261,960	114,951
	Grupo México, SAB de CV, Series B	19,156,155	103,042
	Royal Gold, Inc.	599,000	74,971
	Franco-Nevada Corp.	340,400	40,359
	Albemarle Corp.	372,000	35,533
	Vulcan Materials Co.	130,000	32,328
	Glencore PLC	5,275,000	30,077

			665,014

Utilities	Constellation Energy Corp.	989,351	198,137
0.78%	PG&E Corp.	8,221,738	143,552

			341,689

Real estate	Zillow Group, Inc., Class C, nonvoting shares1	1,198,327	55,590
0.15%	CoStar Group, Inc.1	143,416	10,633
			66,223

	Total common stocks (cost: $19,726,136,000)		42,815,417

American Funds Insurance Series 16
Growth Fund (continued)

Preferred securities 0.27%			Value
		Shares	(000)

Information	Stripe, Inc., Series I, 6.00% noncumulative preferred shares1,3,4	2,763,342	$71,847
technology	Stripe, Inc., Series H, 6.00% noncumulative preferred shares1,3,4	52,656	1,369
0.24%	PsiQuantum Corp., Series D, preferred shares1,3,4	906,761	30,267
	Tipalti Solutions, Ltd., Series F, preferred shares1,3,4	406,310	2,751
			106,234

Industrials	ABL Space Systems Co., Series B2, 5.00% cumulative preferred shares1,3,4,5	153,713	5,027
0.03%	ABL Space Systems Co., Series C1, 5.00% cumulative preferred shares1,3,4,5	42,272	1,382
	Einride AB, Series C, preferred shares1,3,4	110,647	3,762
			10,171

	Total preferred securities (cost: $104,084,000)		116,405

Rights & warrants 0.00%

Information	Constellation Software, Inc., warrants, expire 3/31/20401,3	53,352	—6
technology

0.00%

Industrials	ABL Space Systems Co., Series C-1, warrants, expire 12/13/20301,3,4	31,704	—6
0.00%
	Total rights & warrants (cost: $0)		—6

Convertible stocks 0.01%

Materials	Albemarle Corp., Class A, cumulative convertible preferred depositary shares,
0.01%	7.25% 3/1/2027	128,700	6,005

	Total convertible stocks (cost: $6,435,000)		6,005

Short-term securities 2.23%

Money market investments 2.15%

Capital Group Central Cash Fund 5.37%7,8	9,409,715	940,971

Money market investments purchased with collateral from securities on loan 0.08%

Capital Group Central Cash Fund 5.37%7,8,9	240,324	24,032
Invesco Short-Term Investments Trust – Government & Agency Portfolio,
Institutional Class 5.23%7,9	8,092,847	8,093
State Street Institutional U.S. Government Money Market Fund,
Institutional Class 5.22%7,9	2,999,820	3,000
		35,125

Total short-term securities (cost: $976,040,000)		976,096

Total investment securities 100.18% (cost: $20,812,695,000)		43,913,923
Other assets less liabilities (0.18)%		(79,268)

Net assets 100.00%		$43,834,655

17American Funds Insurance Series

Growth Fund (continued)

Investments in affiliates8

				Net	Net
	Value at				unrealized		Dividend
				realized	appreciation	Value at	or interest
	1/1/2024	Additions	Reductions	gain (loss)	(depreciation)	6/30/2024	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 2.20%
Money market investments 2.15%
Capital Group Central Cash Fund 5.37%7	$588,273	$2,478,043	$2,125,362	$(28)	$45	$940,971	$27,383
Money market investments purchased with collateral
from securities on loan 0.05%
Capital Group Central Cash Fund 5.37%7,9	5,032	19,00010				24,032	—11

Total 2.20%				$(28)	$45	$965,003	$27,383

Restricted securities4

Acquisition	Cost	Value	Percent
of net
date(s)	(000)	(000)	assets

Stripe, Inc., Series I, 6.00% noncumulative preferred shares1,3	3/15/2023	$55,638	$71,847.17%
Stripe, Inc., Class B1,3	5/6/2021	6,766	4,384.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares1,3	3/15/2021	2,113	1,369.0012
Verily Life Sciences, LLC1,3	12/21/2018	37,000	31,351.07
PsiQuantum Corp., Series D, preferred shares1,3	5/28/2021	23,781	30,267.07
Einride AB, Series C, preferred shares1,3	11/23/2022-2/21/2024	3,762	3,762.01
Einride AB1,3	2/1/2023	2,674	2,674.0012
ABL Space Systems Co., Series B2, 5.00% cumulative preferred
shares1,3,5	10/22/2021	10,452	5,027.01
ABL Space Systems Co., Series C1, 5.00% cumulative preferred
shares1,3,5	12/14/2023	1,382	1,382.0012
ABL Space Systems Co., Series C-1, warrants, expire
12/13/20301,3	12/14/2023	—6	—6.0012
Tipalti Solutions, Ltd., Series F, preferred shares1,3	12/1/2021	6,956	2,751.01

Total	$150,524	$154,814.35%

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $38,162,000, which represented .09% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Value determined using significant unobservable inputs.

4Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $154,814,000, which represented .35% of the net assets of the fund.

5Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.

6Amount less than one thousand.

7Rate represents the seven-day yield at 6/30/2024.

8Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

9Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending. 10Represents net activity. Refer to Note 5 for more information on securities lending.

11Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

12Amount less than .01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

Refer to the notes to financial statements.

American Funds Insurance Series 18

International Fund

Investment portfolio June 30, 2024			unaudited
Common stocks 96.42%			Value
		Shares	(000)

Industrials	Recruit Holdings Co., Ltd.	3,812,162	$ 205,166
17.53%	Airbus SE, non-registered shares	1,387,973	191,382
	Siemens AG	569,990	106,012
	Techtronic Industries Co., Ltd.	7,983,000	91,156
	Melrose Industries PLC	12,204,660	85,233
	Safran SA	395,229	83,151
	Diploma PLC	1,289,802	67,299
	MTU Aero Engines AG	229,720	58,734
	Ashtead Group PLC	795,298	52,990
	Rolls-Royce Holdings PLC1	8,817,090	50,966
	Volvo AB, Class B	1,865,267	47,851
	Kingspan Group PLC	496,546	42,070
	International Container Terminal Services, Inc.	6,806,450	40,654
	Daikin Industries, Ltd.	290,700	40,158
	Schneider Electric SE	94,008	22,431
	Rumo SA	5,353,005	19,841
	Thales SA	92,053	14,791
	Shenzhen Inovance Technology Co., Ltd., Class A	1,661,517	11,729
	Grab Holdings, Ltd., Class A1	3,032,099	10,764
	Deutsche Post AG	253,300	10,249
	NIBE Industrier AB, Class B	1,820,442	7,674
	Airports of Thailand PCL, foreign registered shares	4,083,600	6,414
	Larsen & Toubro, Ltd.	121,773	5,159

			1,271,874

Information	Taiwan Semiconductor Manufacturing Co., Ltd.	6,339,000	188,531
technology	SAP SE	807,953	164,043
14.14%	SK hynix, Inc.	813,514	137,964
	Shopify, Inc., Class A, subordinate voting shares1	2,005,603	132,470
	Samsung Electronics Co., Ltd.	1,568,557	92,178
	ASML Holding NV	66,028	68,121
	Renesas Electronics Corp.	1,975,500	37,299
	NICE, Ltd. (ADR)1	200,311	34,448
	Constellation Software, Inc.	11,144	32,110
	NXP Semiconductors NV	96,785	26,044
	Fujitsu, Ltd.	1,430,200	22,471
	Lasertec Corp.	86,000	19,430
	Tata Consultancy Services, Ltd.	407,049	19,000
	OBIC Co., Ltd.	134,500	17,369
	Keyence Corp.	34,000	15,000
	Disco Corp.	19,400	7,434
	NEC Corp.	79,411	6,493
	Canva, Inc.1,2,3	4,819	5,140
			1,025,545

Health care	Novo Nordisk AS, Class B	2,869,107	409,870
12.89%	Daiichi Sankyo Co., Ltd.	9,339,308	326,256
	UCB SA	340,362	50,441
	Sanofi	399,983	38,447
	AstraZeneca PLC	222,892	34,748
	Eurofins Scientific SE, non-registered shares	510,470	25,379
	Grifols, SA, Class A, non-registered shares1	2,252,585	18,851
	Insulet Corp.1	46,653	9,414
	Ambu AS, Class B, non-registered shares1	480,488	9,229
	bioMérieux SA	79,847	7,554
	WuXi AppTec Co., Ltd., Class H	920,200	3,449
	WuXi AppTec Co., Ltd., Class A	288,960	1,558

			935,196

19American Funds Insurance Series

International Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Materials	Glencore PLC	38,713,759	$220,737
12.07%	First Quantum Minerals, Ltd.	14,456,903	189,898
	Fortescue, Ltd.	9,297,560	132,825
	Ivanhoe Mines, Ltd., Class A1	4,152,270	53,571
	Ivanhoe Mines, Ltd., Class A1,3	3,675,281	47,417
	Shin-Etsu Chemical Co., Ltd.	1,525,800	59,348
	Rio Tinto PLC	607,516	39,990
	Anglo American PLC	1,244,014	39,130
	DSM-Firmenich AG	241,889	27,238
	Arkema SA	189,600	16,393
	Air Liquide SA	67,630	11,643
	Antofagasta PLC	387,237	10,268
	Grupo México, SAB de CV, Series B	1,803,200	9,699
	BASF SE	193,532	9,352
	Akzo Nobel NV	127,802	7,771

			875,280

Consumer	MercadoLibre, Inc.1	106,035	174,258
discretionary	adidas AG	481,188	114,842
11.15%	Maruti Suzuki India, Ltd.	447,149	64,324
	LVMH Moët Hennessy-Louis Vuitton SE	79,464	61,024
	Flutter Entertainment PLC1	329,610	60,108
	Evolution AB	549,600	57,273
	Ferrari NV (EUR denominated)	131,030	53,573
	Meituan, Class B1	2,607,700	36,946
	Sony Group Corp.	350,000	29,740
	Compagnie Financière Richemont SA, Class A	187,402	29,248
	Kering SA	77,668	28,235
	NEXT PLC	183,512	20,985
	Entain PLC	2,326,058	18,416
	PUMA SE, non-registered shares	276,959	12,729
	Zalando SE, non-registered shares1	467,567	10,930
	Sands China, Ltd.1	4,798,000	9,996
	Fast Retailing Co., Ltd.	33,500	8,499
	Galaxy Entertainment Group, Ltd.	1,820,000	8,477
	Hermès International	2,060	4,741
	Coupang, Inc., Class A1	205,714	4,310
			808,654

Financials	Nu Holdings Ltd., Class A1	14,180,495	182,787
10.71%	Banco Bilbao Vizcaya Argentaria, SA	10,041,451	100,177
	Aegon, Ltd.	10,831,321	66,872
	ING Groep NV	3,485,121	59,716
	AIA Group, Ltd.	8,508,476	57,696
	NatWest Group PLC	14,661,543	57,510
	Kotak Mahindra Bank, Ltd.	2,427,514	52,212
	Axis Bank, Ltd.	2,541,749	38,514
	Bajaj Finserv, Ltd.	1,272,550	24,212
	HDFC Bank, Ltd. (ADR)	207,750	13,364
	HDFC Bank, Ltd.	532,601	10,759
	FinecoBank SpA	1,183,344	17,634
	3i Group PLC	399,600	15,410
	Jio Financial Services, Ltd.1	3,024,434	12,948
	Bajaj Finance, Ltd.	151,942	12,936
	Bank Mandiri (Persero) Tbk PT	27,858,000	10,403
	Mizuho Financial Group, Inc.	452,800	9,482
	Bank Central Asia Tbk PT	13,486,900	8,136
	B3 SA - Brasil, Bolsa, Balcao	4,413,000	8,084

American Funds Insurance Series 20

International Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	KB Financial Group, Inc.	135,354	$7,675
(continued)	ICICI Bank, Ltd.	485,000	6,966
	Futu Holdings, Ltd. (ADR)1	52,123	3,420
			776,913

Energy	Reliance Industries, Ltd.	7,089,341	265,388
6.89%	Canadian Natural Resources, Ltd. (CAD denominated)	2,882,289	102,667
	Cenovus Energy, Inc. (CAD denominated)	4,716,328	92,703
	TotalEnergies SE	315,209	21,008
	Neste OYJ	777,534	13,789
	Shell PLC (GBP denominated)	125,376	4,506

			500,061

Communication	Bharti Airtel, Ltd.	8,901,433	153,703
services	Bharti Airtel, Ltd., interim shares	271,584	3,387
5.05%	Tencent Holdings, Ltd.	1,786,123	84,771
	Universal Music Group NV	2,138,913	63,404
	NetEase, Inc.	1,659,900	31,691
	Ubisoft Entertainment SA1	800,864	17,589
	Singapore Telecommunications, Ltd.	5,800,500	11,731

			366,276

Consumer staples	JBS SA1	12,787,767	73,820
4.15%	Danone SA	871,867	53,210
	Kweichow Moutai Co., Ltd., Class A	216,732	43,711
	Ajinomoto Co., Inc.	1,100,100	38,722
	Treasury Wine Estates, Ltd.	3,801,466	31,518
	Kobe Bussan Co., Ltd.	965,600	21,487
	Suntory Beverage & Food, Ltd.4	322,200	11,437
	Avenue Supermarts, Ltd.1	186,878	10,569
	Seven & i Holdings Co., Ltd.	764,200	9,308
	Barry Callebaut AG (Switzerland)	4,464	7,275

			301,057

Utilities	ENN Energy Holdings, Ltd.	5,578,460	45,932
1.14%	Engie SA	1,099,626	15,662
	E.ON SE	1,023,903	13,419
	SembCorp Industries, Ltd.	2,195,700	7,763

			82,776

Real estate	ESR Group, Ltd.	21,411,800	28,087
0.70%	Mitsui Fudosan Co., Ltd.	1,467,900	13,502
	Ayala Land, Inc.	18,147,800	8,827

			50,416

	Total common stocks (cost: $4,941,324,000)		6,994,048
Preferred securities 0.36%

Consumer	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	199,755	14,851
discretionary

0.21%

Financials	Itaú Unibanco Holding SA, preferred nominative shares	1,308,816	7,588
0.10%

21American Funds Insurance Series

International Fund (continued)

Preferred securities (continued)							Value
					Shares		(000)

Health care	Grifols, SA, Class B, nonvoting non-registered preferred shares1				522,350		$3,223
0.04%

Information	Canva, Inc., Series A, noncumulative preferred shares1,2,3				422		450
technology	Canva, Inc., Series A-3, noncumulative preferred shares1,2,3					18	19
0.01%	Canva, Inc., Series A-4, noncumulative preferred shares1,2,3					1	1
							470

Total preferred securities (cost: $35,361,000)							26,132
Rights & warrants 0.00%

Information	Constellation Software, Inc., warrants, expire 3/31/20401,2				7,730		—5
technology
Total rights & warrants (cost: $0)							—5
0.00%

Short-term securities 3.51%

Money market investments 3.51%

Capital Group Central Cash Fund 5.37%6,7					2,547,039		254,704
Total short-term securities (cost: $254,706,000)							254,704

Total investment securities 100.29% (cost: $5,231,391,000)							7,274,884
Other assets less liabilities (0.29)%							(20,968)

Net assets 100.00%							$7,253,916
Investments in affiliates7

				Net	Net
	Value at				unrealized		Dividend
				realized	appreciation	Value at	or interest
	1/1/2024	Additions	Reductions	gain (loss)	(depreciation)	6/30/2024	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 3.51%
Money market investments 3.51%
Capital Group Central Cash Fund 5.37%6	$202,026	$962,313	$909,613	$(19)	$(3)	$254,704	$6,516
Restricted securities3
	Acquisition			Cost	Value		Percent
							of net
		date(s)		(000)	(000)		assets

Ivanhoe Mines, Ltd., Class A1	12/18/2023		$32,962		$47,417.65%
Canva, Inc.1,2	8/26/2021-11/4/2021			8,215	5,140.07
Canva, Inc., Series A, noncumulative preferred shares1,2	11/4/2021			719	450.01
Canva, Inc., Series A-3, noncumulative preferred shares1,2	11/4/2021			31	19.008
Canva, Inc., Series A-4, noncumulative preferred shares1,2	11/4/2021			2	1		.008

Total			$41,929		$53,027.73%

American Funds Insurance Series 22

International Fund (continued)

1Security did not produce income during the last 12 months.

2Value determined using significant unobservable inputs.

3Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $53,027,000, which represented .73% of the net assets of the fund.

4All or a portion of this security was on loan. The total value of all such securities was $9,093,000, which represented .13% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

5Amount less than one thousand.

6Rate represents the seven-day yield at 6/30/2024.

7Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

8Amount less than .01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

GBP = British pounds

Refer to the notes to financial statements.

23American Funds Insurance Series

New World Fund

Investment portfolio June 30, 2024			unaudited
Common stocks 91.00%			Value
		Shares	(000)

Information	Taiwan Semiconductor Manufacturing Co., Ltd.	4,555,269	$135,480
technology	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	9,625	1,673
16.46%	Microsoft Corp.	228,056	101,930
	NVIDIA Corp.	465,601	57,520
	Broadcom, Inc.	30,144	48,397
	ASML Holding NV	35,752	36,885
	Samsung Electronics Co., Ltd.	372,411	21,885
	Synopsys, Inc.1	33,525	19,949
	SK hynix, Inc.	115,019	19,506
	Keyence Corp.	41,300	18,221
	SAP SE	81,541	16,556
	SAP SE (ADR)	5,124	1,033
	Capgemini SE	62,869	12,453
	ASM International NV	15,819	12,049
	Tokyo Electron, Ltd.	44,500	9,772
	Apple, Inc.	45,477	9,578
	Coforge, Ltd.	110,380	7,234
	Disco Corp.	16,100	6,169
	MediaTek, Inc.	139,000	5,942
	Applied Materials, Inc.	23,020	5,432
	eMemory Technology, Inc.	65,000	5,110
	E Ink Holdings, Inc.	597,000	4,656
	TDK Corp.	63,700	3,893
	Tata Consultancy Services, Ltd.	79,474	3,710
	Globant SA1	18,965	3,381
	EPAM Systems, Inc.1	16,583	3,119
	Advantech Co., Ltd.	269,000	3,060
	Wolfspeed, Inc.1	120,200	2,736
	Micron Technology, Inc.	20,352	2,677
	Oracle Corp.	9,736	1,375
	NICE, Ltd. (ADR)1	7,618	1,310
	Intel Corp.	41,006	1,270
	Lasertec Corp.	4,572	1,033
	Hamamatsu Photonics KK	35,400	955
	Accenture PLC, Class A	3,145	954
	Canva, Inc.1,2,3	385	411
			587,314

Financials	Nu Holdings Ltd., Class A1	3,094,881	39,893
15.78%	Banco Bilbao Vizcaya Argentaria, SA	3,402,208	33,941
	AIA Group, Ltd.	4,696,600	31,847
	PB Fintech, Ltd.1	1,727,215	28,861
	Capitec Bank Holdings, Ltd.	182,361	26,341
	Bank Central Asia Tbk PT	40,916,923	24,684
	Bank Mandiri (Persero) Tbk PT	65,132,000	24,323
	Mastercard, Inc., Class A	53,392	23,554
	HDFC Bank, Ltd.	1,081,219	21,841
	Kotak Mahindra Bank, Ltd.	978,081	21,037
	Ping An Insurance (Group) Company of China, Ltd., Class H	3,843,044	17,475
	Axis Bank, Ltd.	1,112,512	16,857
	Cholamandalam Investment and Finance Co., Ltd.	941,517	15,994
	XP, Inc., Class A	872,035	15,339
	Visa, Inc., Class A	53,344	14,001
	AU Small Finance Bank, Ltd.	1,677,617	13,476
	Eurobank Ergasias Services and Holdings SA	5,452,369	11,805
	Shriram Finance, Ltd.	325,656	11,352
	B3 SA - Brasil, Bolsa, Balcao	5,866,855	10,747
	ICICI Bank, Ltd. (ADR)	178,177	5,133
	ICICI Bank, Ltd.	314,605	4,519
	S&P Global, Inc.	18,291	8,158
	Discovery, Ltd.	1,001,935	7,417

American Funds Insurance Series 24

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	Bank of the Philippine Islands	3,590,328	$ 7,295
(continued)	Canara Bank	5,058,160	7,230
	Bajaj Finserv, Ltd.	363,565	6,917
	Power Finance Corp., Ltd.1	1,180,473	6,848
	Grupo Financiero Banorte, SAB de CV, Series O	877,970	6,841
	National Bank of Greece SA1	790,899	6,596
	Hong Kong Exchanges and Clearing, Ltd.	205,400	6,544
	Bajaj Finance, Ltd.	65,590	5,584
	Aon PLC, Class A	18,358	5,390
	Erste Group Bank AG	112,765	5,341
	Commercial International Bank - Egypt (CIB) SAE (GDR)	2,383,296	3,547
	Commercial International Bank - Egypt (CIB) SAE	719,163	1,159
	HSBC Holdings PLC (GBP denominated)	515,437	4,461
	REC, Ltd.	654,212	4,115
	Bank Rakyat Indonesia (Persero) Tbk PT	13,813,800	3,854
	Edenred SA	88,127	3,718
	Alpha Services and Holdings SA1	2,252,753	3,678
	BDO Unibank, Inc.	1,661,870	3,638
	Bank of Baroda	1,100,331	3,629
	Kaspi.kz JSC (ADR)	28,095	3,625
	China Merchants Bank Co., Ltd., Class H	766,500	3,481
	DBS Group Holdings, Ltd.	119,340	3,145
	Brookfield Corp., Class A	71,275	2,961
	Moody’s Corp.	7,024	2,957
	Banco BTG Pactual SA, units	503,543	2,784
	Akbank TAS	1,328,305	2,607
	China Construction Bank Corp., Class H	3,240,000	2,393
	BNP Paribas SA	36,217	2,321
	Max Financial Services, Ltd.1	190,118	2,208
	Jio Financial Services, Ltd.1	370,072	1,584
	Bank of Ningbo Co., Ltd., Class A	437,700	1,329
	East Money Information Co., Ltd., Class A	901,027	1,308
	Haci Ömer Sabanci Holding AS	412,704	1,219
	Prudential PLC	108,552	985
	Emirates NBD Bank PJSC	196,305	881
	Société Générale	31,778	742
	TISCO Financial Group PCL, foreign registered shares	281,800	733
	China Pacific Insurance (Group) Co., Ltd., Class H	255,200	622
	Moscow Exchange MICEX-RTS PJSC2	438,203	—4
	Sberbank of Russia PJSC2	2,662,164	—4
			562,865

Industrials	Airbus SE, non-registered shares	303,101	41,793
10.95%	International Container Terminal Services, Inc.	4,925,980	29,422
	Safran SA	133,021	27,986
	Techtronic Industries Co., Ltd.	1,517,000	17,322
	Rumo SA	4,258,067	15,783
	Copa Holdings, SA, Class A	164,342	15,642
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	869,119	13,595
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	9,248	1,441
	Rolls-Royce Holdings PLC1	2,365,175	13,672
	Larsen & Toubro, Ltd.	293,200	12,422
	Shenzhen Inovance Technology Co., Ltd., Class A	1,581,274	11,162
	Daikin Industries, Ltd.	76,600	10,582
	Carrier Global Corp.	162,961	10,280
	TransDigm Group, Inc.	7,771	9,928
	Airports of Thailand PCL, foreign registered shares	6,283,500	9,870
	General Electric Co.	61,193	9,728
	Mitsui & Co., Ltd.	383,200	8,741
	BAE Systems PLC	513,078	8,567
	Contemporary Amperex Technology Co., Ltd., Class A	329,425	8,138

25American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	Schneider Electric SE	28,231	$ 6,736
(continued)	IMCD NV	46,917	6,495
	Wizz Air Holdings PLC1	214,193	6,058
	Siemens AG	31,592	5,876
	ZTO Express (Cayman), Inc., Class A (ADR)	278,207	5,773
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,194,123	5,768
	Caterpillar, Inc.	16,719	5,569
	Boeing Co.1	27,229	4,956
	Grab Holdings, Ltd., Class A1	1,368,510	4,858
	Thales SA	28,985	4,657
	CCR SA, ordinary nominative shares	2,180,359	4,540
	SMC Corp.	9,100	4,345
	InPost SA1	239,071	4,195
	DSV A/S	27,186	4,160
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	639,264	4,099
	Interpump Group SpA	84,813	3,752
	Ayala Corp.	371,770	3,686
	Weichai Power Co., Ltd., Class H	976,000	1,860
	Weichai Power Co., Ltd., Class A	780,400	1,745
	MISUMI Group, Inc.	174,600	2,986
	Bureau Veritas SA	102,855	2,839
	Leonardo SpA	115,560	2,694
	GT Capital Holdings, Inc.	218,150	2,304
	Ingersoll-Rand, Inc.	24,129	2,192
	SM Investments Corp.	154,590	2,186
	Astra International Tbk PT	7,835,919	2,129
	Shanghai International Airport Co., Ltd., Class A1	396,500	1,760
	Hitachi, Ltd.	71,500	1,612
	Epiroc AB, Class B	72,448	1,322
	Embraer SA1	146,300	946
	Centre Testing International Group Co., Ltd.	643,296	892
	Legrand SA	8,580	855
	Haitian International Holdings, Ltd.	197,146	562
	Veralto Corp.	—4	—4
			390,481

Consumer	MercadoLibre, Inc.1	33,577	55,180
discretionary	LVMH Moët Hennessy-Louis Vuitton SE	48,128	36,960
10.65%	Trip.com Group, Ltd. (ADR)1	609,981	28,669
	Trip.com Group, Ltd.1	26,750	1,267
	Midea Group Co., Ltd., Class A	2,275,068	20,202
	Eicher Motors, Ltd.	312,279	17,455
	Meituan, Class B1	1,209,700	17,139
	Galaxy Entertainment Group, Ltd.	3,295,000	15,348
	adidas AG	54,990	13,124
	Compagnie Financière Richemont SA, Class A	75,839	11,836
	BYD Co., Ltd., Class A1	178,108	6,119
	BYD Co., Ltd., Class H	176,500	5,238
	Jumbo SA	364,761	10,466
	Titan Co., Ltd.	217,886	8,867
	Maruti Suzuki India, Ltd.	60,040	8,637
	H World Group, Ltd. (ADR)	251,137	8,368
	H World Group, Ltd.	47,700	159
	YUM! Brands, Inc.	60,957	8,074
	Hilton Worldwide Holdings, Inc.	35,293	7,701
	Shenzhou International Group Holdings, Ltd.	736,700	7,209
	Evolution AB	63,993	6,669
	Ferrari NV (EUR denominated)	15,419	6,304
	Tesla, Inc.1	29,809	5,899
	Hermès International	2,386	5,492
	Naspers, Ltd., Class N	24,555	4,786

American Funds Insurance Series 26

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer	Sands China, Ltd.1	2,291,600	$ 4,774
discretionary	Industria de Diseño Textil, SA	94,901	4,690
(continued)	Alibaba Group Holding, Ltd. (ADR)	40,360	2,906
	Alibaba Group Holding, Ltd.	168,672	1,516
	TVS Motor Co., Ltd.	152,648	4,315
	Amadeus IT Group SA, Class A, non-registered shares	61,547	4,096
	Kering SA	10,404	3,782
	Mahindra & Mahindra, Ltd.	109,980	3,767
	Stellantis NV	163,669	3,219
	Li Ning Co., Ltd.	1,266,655	2,679
	Suzuki Motor Corp.	227,300	2,631
	China Tourism Group Duty Free Corp., Ltd., Class H5	394,952	2,414
	Airbnb, Inc., Class A1	15,833	2,401
	Tube Investments of India, Ltd.	40,897	2,075
	Aptiv PLC1	28,249	1,989
	General Motors Co.	42,308	1,966
	Bharat Forge, Ltd.	90,789	1,812
	Melco Resorts & Entertainment, Ltd. (ADR)1	230,090	1,716
	Booking Holdings, Inc.	382	1,513
	NIKE, Inc., Class B	19,852	1,496
	Renault SA	28,126	1,434
	Shangri-La Asia, Ltd.	1,954,000	1,343
	Magazine Luiza SA1	595,887	1,284
	Inchcape PLC	101,227	953
	Zhongsheng Group Holdings, Ltd.	518,500	757
	Cyrela Brazil Realty SA, ordinary nominative shares	201,625	680
	Gree Electric Appliances, Inc. of Zhuhai, Class A	116,846	631

			380,007

Health care	Novo Nordisk AS, Class B	580,598	82,942
10.18%	Eli Lilly and Co.	54,575	49,411
	Max Healthcare Institute, Ltd.	3,456,744	38,870
	AstraZeneca PLC	208,188	32,456
	Thermo Fisher Scientific, Inc.	49,309	27,268
	Laurus Labs, Ltd.	2,068,421	10,484
	Abbott Laboratories	97,925	10,175
	BeiGene, Ltd. (ADR)1	67,796	9,672
	BeiGene, Ltd.1	42,200	463
	Innovent Biologics, Inc.1	2,028,873	9,568
	Danaher Corp.	36,009	8,997
	Rede D’Or Sao Luiz SA	1,813,576	8,824
	Jiangsu Hengrui Medicine Co., Ltd., Class A1	1,656,888	8,767
	Aspen Pharmacare Holdings, Ltd.	545,396	6,995
	EssilorLuxottica SA	28,897	6,200
	Hypera SA, ordinary nominative shares	984,819	5,056
	Revvity, Inc.	47,284	4,958
	Mankind Pharma, Ltd.1	165,835	4,212
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	102,500	4,109
	WuXi AppTec Co., Ltd., Class H	855,900	3,208
	WuXi AppTec Co., Ltd., Class A	161,019	868
	Zoetis, Inc., Class A	20,648	3,580
	OdontoPrev SA	1,457,766	2,962
	Teva Pharmaceutical Industries, Ltd. (ADR)1	175,530	2,852
	Zai Lab, Ltd. (ADR)1,5	156,069	2,705
	Mettler-Toledo International, Inc.1	1,535	2,145
	Siemens Healthineers AG	37,235	2,145
	Align Technology, Inc.1	8,344	2,015
	Alcon, Inc.	22,171	1,973
	Legend Biotech Corp. (ADR)1	44,278	1,961
	Illumina, Inc.1	14,693	1,534
	Medtronic PLC	15,457	1,217

27American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	Asahi Intecc Co., Ltd.	76,600	$ 1,078
(continued)	Straumann Holding AG	8,668	1,067
	Lupin, Ltd.1	49,541	963
	Angelalign Technology, Inc.	88,406	643
	WuXi Biologics (Cayman), Inc.1	298,500	438
	Shandong Pharmaceutical Glass Co., Ltd., Class A	47,100	164
	CanSino Biologics, Inc., Class H1,5	61,521	154
	GRAIL, Inc.1	2,448	38
	GE HealthCare Technologies, Inc.	—4	—4
			363,137

Communication	Tencent Holdings, Ltd.	1,621,251	76,946
services	Alphabet, Inc., Class A	162,765	29,647
8.75%	Alphabet, Inc., Class C	146,286	26,832
	Meta Platforms, Inc., Class A	108,267	54,590
	Bharti Airtel, Ltd.	2,193,574	37,877
	Bharti Airtel, Ltd., interim shares	61,951	773
	NetEase, Inc.	1,057,400	20,188
	NetEase, Inc. (ADR)	23,644	2,260
	MTN Group, Ltd.	2,922,467	13,569
	América Móvil, SAB de CV, Class B (ADR)	538,156	9,149
	Telefónica, SA, non-registered shares	1,783,779	7,556
	Netflix, Inc.1	10,302	6,953
	Telkom Indonesia (Persero) Tbk PT, Class B	35,586,000	6,753
	Indus Towers, Ltd.1	955,570	4,302
	Singapore Telecommunications, Ltd.	1,876,100	3,794
	Vodafone Group PLC	3,990,134	3,515
	Informa PLC	186,372	2,018
	Vodafone Idea, Ltd.1	8,957,264	1,910
	JCDecaux SE1	75,052	1,469
	TIM SA	498,106	1,415
	Saudi Telecom Co., non-registered shares	44,520	445

			311,961

Consumer staples	Kweichow Moutai Co., Ltd., Class A	195,370	39,403
6.75%	ITC, Ltd.	4,563,649	23,157
	Varun Beverages, Ltd.	953,627	18,554
	Nestlé SA	142,447	14,541
	Arca Continental, SAB de CV	1,112,766	10,912
	Bunge Global SA	92,660	9,893
	Monster Beverage Corp.1	192,453	9,613
	JBS SA1	1,656,568	9,563
	Constellation Brands, Inc., Class A	32,921	8,470
	Avenue Supermarts, Ltd.1	149,667	8,465
	Ajinomoto Co., Inc.	230,299	8,106
	Carlsberg A/S, Class B	63,645	7,617
	Dino Polska SA, non-registered shares1	63,165	6,353
	Kao Corp.5	151,100	6,139
	KT&G Corp.	90,585	5,792
	Anheuser-Busch InBev SA/NV	92,550	5,346
	British American Tobacco PLC	159,363	4,899
	Budweiser Brewing Co., APAC, Ltd.	4,133,100	4,866
	Shoprite Holdings, Ltd.	274,334	4,262
	Pernod Ricard SA	29,727	4,045
	United Spirits, Ltd.	255,890	3,919
	Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	2,027,176	3,507
	Uni-Charm Corp.	109,300	3,502
	Tsingtao Brewery Co., Ltd., Class H	475,634	3,169
	Philip Morris International, Inc.	29,107	2,949
	L’Oréal SA, non-registered shares	5,458	2,400

American Funds Insurance Series 28

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer staples	Dabur India, Ltd.	309,986	$ 2,234
(continued)	WH Group, Ltd.	2,961,000	1,948
	Danone SA	30,623	1,869
	JD Health International, Inc.1	663,450	1,803
	Barry Callebaut AG (Switzerland)	660	1,076
	Wuliangye Yibin Co., Ltd., Class A1	47,971	845
	Mondelez International, Inc., Class A	11,362	744
	Reckitt Benckiser Group PLC	11,580	625

			240,586

Materials	First Quantum Minerals, Ltd.	2,579,376	33,881
6.36%	Freeport-McMoRan, Inc.	685,576	33,319
	Linde PLC	46,332	20,331
	Vale SA, ordinary nominative shares	737,869	8,213
	Vale SA (ADR), ordinary nominative shares	559,941	6,254
	APL Apollo Tubes, Ltd.	621,870	11,545
	Jindal Steel & Power, Ltd.	774,403	9,655
	Barrick Gold Corp.	574,012	9,575
	Glencore PLC	1,562,596	8,910
	Amcor PLC (CDI)	845,294	8,395
	Sika AG	28,997	8,254
	Grupo México, SAB de CV, Series B	1,467,800	7,895
	Albemarle Corp.	62,894	6,008
	Givaudan SA	1,257	5,963
	Shin-Etsu Chemical Co., Ltd.	140,400	5,461
	Southern Copper Corp.	48,648	5,241
	Asian Paints, Ltd.	140,896	4,919
	Tata Steel, Ltd.	2,361,679	4,910
	Nutrien, Ltd. (CAD denominated)5	70,551	3,592
	Zijin Mining Group Co., Ltd., Class H	1,526,000	3,194
	Anhui Conch Cement Co., Ltd., Class H	1,185,000	2,822
	Gerdau SA (ADR)	851,567	2,810
	Loma Negra Compania Industrial Argentina SA (ADR)1	377,121	2,549
	Shandong Sinocera Functional Material Co., Ltd., Class A	799,500	1,964
	Arkema SA	22,359	1,933
	Fresnillo PLC	266,535	1,896
	DSM-Firmenich AG	14,805	1,667
	BASF SE	31,883	1,541
	CEMEX, SAB de CV (ADR), ordinary participation certificates, units	230,007	1,470
	Akzo Nobel NV	24,034	1,461
	Antofagasta PLC	45,109	1,196
	OCI NV	2,725	67
	Alrosa PJSC2	1,123,215	—4
			226,891

Energy	TotalEnergies SE	395,528	26,362
2.43%	Reliance Industries, Ltd.	580,979	21,749
	New Fortress Energy, Inc., Class A5	301,785	6,633
	Exxon Mobil Corp.	55,370	6,374
	Schlumberger NV	111,302	5,251
	Cheniere Energy, Inc.	29,614	5,178
	Chevron Corp.	32,824	5,134
	Vista Energy, SAB de CV, Class A (ADR)1	64,664	2,941
	Shell PLC (GBP denominated)	59,216	2,128
	Borr Drilling, Ltd. (NOK denominated)	161,879	1,040
	Borr Drilling, Ltd.1	156,383	1,009
	Galp Energia, SGPS, SA, Class B	82,092	1,734
	INPEX Corp.5	42,400	626
	Saudi Arabian Oil Co.	54,835	405

29American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Energy	Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	18,657	$270
(continued)	Gazprom PJSC1,2	945,858	—4
	Rosneft Oil Co. PJSC2	588,661	—4
			86,834

Real estate	Macrotech Developers, Ltd.	2,136,509	38,480
1.74%	China Resources Mixc Lifestyle Services, Ltd.	1,720,200	5,697
	Fibra Uno Administración REIT, SA de CV	4,598,444	5,650
	KE Holdings, Inc., Class A (ADR)	339,115	4,799
	CK Asset Holdings, Ltd.	923,500	3,457
	American Tower Corp. REIT	9,397	1,827
	ALLOS SA, ordinary nominative shares	390,474	1,475
	Longfor Group Holdings, Ltd.	399,346	547
	Ayala Land, Inc.	87,800	43

			61,975

Utilities	ENN Energy Holdings, Ltd.	1,693,905	13,948
0.95%	Equatorial Energia SA, ordinary nominative shares	1,824,334	10,016
	Equatorial Energia SA, subscription receipts1	28,068	156
	Power Grid Corporation of India, Ltd.	1,151,593	4,545
	Engie SA	277,981	3,959
	AES Corp.	79,278	1,393

			34,017

	Total common stocks (cost: $2,188,853,000)		3,246,068
Preferred securities 0.69%

Financials	Itaú Unibanco Holding SA (ADR), preferred nominative shares	1,367,365	7,985
0.27%	Itaú Unibanco Holding SA, preferred nominative shares	301,179	1,746

			9,731

Real estate	QuintoAndar, Ltd., Series E, preference shares1,2,3	32,657	4,780
0.17%	QuintoAndar, Ltd., Series E-1, preference shares1,2,3	8,400	1,230
			6,010

Consumer	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	72,473	5,388
discretionary	Getir BV, Series D, preferred shares1,2,3	7,768	—4
0.15%
			5,388

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	78,747	3,616
technology	Canva, Inc., Series A, noncumulative preferred shares1,2,3	34	37
0.10%	Canva, Inc., Series A-3, noncumulative preferred shares1,2,3	1	1
			3,654

	Total preferred securities (cost: $30,556,000)		24,783
Rights & warrants 0.03%

Consumer	Midea Group Co., Ltd., warrants, expire 3/19/20251,6	128,407	1,140
discretionary
	Total rights & warrants (cost: $1,092,000)		1,140
0.03%

American Funds Insurance Series 30

New World Fund (continued)

Convertible stocks 0.01%			Value
		Shares	(000)

Materials	Albemarle Corp., Class A, cumulative convertible preferred depositary shares,
0.01%	7.25% 3/1/2027	5,700	$ 266

	Total convertible stocks (cost: $286,000)		266
Bonds, notes & other debt instruments 3.45%		Principal amount

		(000)

Bonds & notes of governments & government agencies outside the U.S. 2.92%

	Abu Dhabi (Emirate of) 1.70% 3/2/20316	USD200	165
	Angola (Republic of) 9.50% 11/12/2025	400	407
	Angola (Republic of) 8.25% 5/9/2028	900	848
	Angola (Republic of) 8.00% 11/26/20296	445	401
	Angola (Republic of) 8.75% 4/14/20326	280	248
	Argentine Republic 1.00% 7/9/2029	32	18
	Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)7	2,217	934
	Argentine Republic 4.25% 1/9/2038 (5.00% on 7/9/2024)7	1,091	501
	Argentine Republic 3.50% 7/9/2041 (4.875% on 7/9/2029)7	2,454	959
	Brazil (Federative Republic of) 10.00% 1/1/2027	BRL12,699	2,186
	Brazil (Federative Republic of) 6.00% 5/15/20278	27,282	4,826
	Brazil (Federative Republic of) 10.00% 1/1/2031	4,628	748
	Brazil (Federative Republic of) 6.00% 8/15/20328	4,941	859
	Brazil (Federative Republic of) 10.00% 1/1/2033	27,237	4,326
	Brazil (Federative Republic of) 6.00% 8/15/20508	5,525	932
	Chile (Republic of) 5.30% 11/1/2037	CLP480,000	471
	Chile (Republic of) 4.34% 3/7/2042	USD350	303
	China (Peoples Republic of) 2.27% 5/25/2034	CNY6,100	844
	China (Peoples Republic of) 2.57% 5/20/2054	4,000	567
	China (People’s Republic of), Series INBK, 2.89% 11/18/2031	27,780	4,014
	China (People’s Republic of), Series INBK, 3.72% 4/12/2051	25,030	4,263
	China (People’s Republic of), Series INBK, 3.12% 10/25/2052	9,500	1,472
	Colombia (Republic of) 3.25% 4/22/2032	USD700	538
	Colombia (Republic of) 8.00% 11/14/2035	200	206
	Colombia (Republic of) 5.20% 5/15/2049	755	534
	Colombia (Republic of), Series B, 7.00% 3/26/2031	COP1,784,100	362
	Colombia (Republic of), Series B, 13.25% 2/9/2033	1,734,800	476
	Colombia (Republic of), Series UVR, 3.75% 2/25/20378	6,870	513
	Colombia (Republic of), Series B, 9.25% 5/28/2042	4,013,400	807
	Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	135
	Czech Republic 1.95% 7/30/2037	CZK17,900	593
	Dominican Republic 8.625% 4/20/20276	USD575	596
	Dominican Republic 5.50% 2/22/20296	275	266
	Dominican Republic 11.375% 7/6/2029	DOP12,800	230
	Dominican Republic 7.05% 2/3/20316	USD150	155
	Dominican Republic 13.625% 2/3/2033	DOP9,000	180
	Dominican Republic 5.875% 1/30/2060	USD1,725	1,468
	Egypt (Arab Republic of) 6.375% 4/11/2031	EUR200	171
	Egypt (Arab Republic of) 7.625% 5/29/2032	USD200	164
	Egypt (Arab Republic of) 8.50% 1/31/2047	400	297
	Egypt (Arab Republic of) 8.875% 5/29/2050	755	577
	Egypt (Arab Republic of) 8.15% 11/20/20596	500	357
	Ethiopia (Federal Democratic Republic of) 6.625% 12/11/20249	440	319
	Gabonese Republic 7.00% 11/24/2031	950	717
	Ghana (Republic of) 7.75% 4/7/20296,9	1,125	576
	Ghana (Republic of) 8.125% 3/26/20329	1,280	660
	Honduras (Republic of) 6.25% 1/19/2027	1,365	1,298
	Honduras (Republic of) 5.625% 6/24/2030	283	242
	Honduras (Republic of) 5.625% 6/24/20306	281	240
	Hungary (Republic of) 6.25% 9/22/20326	330	341
	Hungary (Republic of), Series A, 6.75% 10/22/2028	HUF160,000	435
	India (Republic of) 7.32% 11/13/2030	INR39,150	476
	India (Republic of) 6.54% 1/17/2032	81,680	952

31American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

India (Republic of) 7.18% 7/24/2037	INR44,040	$ 535
Indonesia (Republic of) 6.625% 2/17/2037	USD300	335
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	IDR23,910,000	1,438
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	12,900,000	788
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	5,666,000	333
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	27,200,000	1,654
Indonesia (Republic of), Series 100, 6.625% 2/15/2034	38,157,000	2,262
Indonesia (Republic of), Series 80, 7.50% 6/15/2035	8,552,000	540
Indonesia (Republic of), Series 98, 7.125% 6/15/2038	34,690,000	2,123
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR3,430	725
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	7,686	1,784
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	2,200	450
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	1,030	232
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	1,821	377
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	989	247
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD940	957
Mongolia (State of) 4.45% 7/7/2031	300	253
Morocco (Kingdom of) 5.95% 3/8/20286	255	256
Mozambique (Republic of) 9.00% 9/15/2031	1,300	1,079
Nigeria (Republic of) 7.625% 11/21/20256	358	359
Nigeria (Republic of) 7.625% 11/21/2025	342	343
Oman (Sultanate of) 6.75% 1/17/2048	285	291
Panama (Republic of) 3.75% 4/17/2026	100	94
Panama (Republic of) 4.50% 4/16/2050	200	135
Panama (Republic of) 6.853% 3/28/2054	590	542
Panama (Republic of) 7.875% 3/1/2057	1,400	1,461
Panama (Republic of) 4.50% 1/19/2063	200	128
Paraguay (Republic of) 4.95% 4/28/2031	320	307
Peru (Republic of) 3.00% 1/15/2034	225	183
Peru (Republic of) 6.55% 3/14/2037	360	386
Peru (Republic of) 2.78% 12/1/2060	100	56
PETRONAS Capital, Ltd. 4.55% 4/21/20506	400	347
Philippines (Republic of) 6.375% 10/23/2034	145	159
Philippines (Republic of) 3.95% 1/20/2040	500	425
Poland (Republic of) 5.75% 4/25/2029	PLN4,500	1,131
Poland (Republic of) 4.875% 10/4/2033	USD560	547
Poland (Republic of), Series 0726, 2.50% 7/25/2026	PLN7,680	1,813
Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,440	2,403
Romania 2.00% 1/28/2032	EUR1,375	1,152
Romania 5.25% 5/30/2032	450	470
Romania 2.00% 4/14/2033	300	242
Romania 5.625% 5/30/2037	390	403
Romania 5.125% 6/15/20486	USD500	417
Saudi Arabia (Kingdom of) 5.00% 1/16/2034	710	698
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	990	967
Senegal (Republic of) 4.75% 3/13/2028	EUR600	595
South Africa (Republic of) 11.625% 3/31/2053	ZAR9,182	490
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	53,447	2,464
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	11,495	551
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	52,108	2,425
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	32,571	1,412
Thailand (Kingdom of) 2.875% 12/17/2028	THB15,532	431
Thailand (Kingdom of) 3.45% 6/17/2043	18,658	523
Turkey (Republic of) 12.60% 10/1/2025	TRY40,595	938
Turkey (Republic of) 9.875% 1/15/2028	USD200	220
Turkey (Republic of) 17.30% 7/19/2028	TRY67,970	1,561
Turkey (Republic of) 11.875% 1/15/2030	USD500	628
Turkey (Republic of) 4.875% 4/16/2043	655	465
Ukraine 7.75% 9/1/20299	1,728	540
United Mexican States 4.75% 3/8/2044	800	644
United Mexican States 3.75% 4/19/2071	200	121

American Funds Insurance Series 32

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

	United Mexican States, Series M, 7.50% 6/3/2027	MXN16,460	$838
	United Mexican States, Series M20, 8.50% 5/31/2029	34,418	1,772
	United Mexican States, Series M, 7.75% 5/29/2031	73,381	3,578
	United Mexican States, Series M, 7.50% 5/26/2033	38,770	1,825
	United Mexican States, Series M, 7.75% 11/23/2034	38,324	1,804
	United Mexican States, Series M30, 8.50% 11/18/2038	23,600	1,144
	United Mexican States, Series M, 8.00% 7/31/2053	23,949	1,058
	United Mexican States, Series S, 4.00% 10/29/20548	15,685	718
	Venezuela (Bolivarian Republic of) 7.00% 12/1/20189	USD75	11
	Venezuela (Bolivarian Republic of) 7.75% 10/13/20199	930	142
	Venezuela (Bolivarian Republic of) 6.00% 12/9/20209	805	115
	Venezuela (Bolivarian Republic of) 9.00% 5/7/20239	800	134
	Venezuela (Bolivarian Republic of) 8.25% 10/13/20249	180	29
	Venezuela (Bolivarian Republic of) 9.25% 5/7/20289	230	40
	Venezuela (Bolivarian Republic of) 7.00% 3/31/20389	65	10
			104,226
Corporate bonds, notes & loans 0.53%

Energy	Oleoducto Central SA 4.00% 7/14/20276	255	237
0.13%	Oleoducto Central SA 4.00% 7/14/2027	200	185
	Petrobras Global Finance BV 6.85% 6/5/2115	59	52
	Petroleos Mexicanos 7.19% 9/12/2024	MXN22,000	1,189
	Petroleos Mexicanos 6.49% 1/23/2027	USD2,585	2,483
	PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	200	179
	Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/20516	630	446
			4,771

Materials	Braskem Idesa SAPI 7.45% 11/15/2029	975	795
0.10%	Braskem Idesa SAPI 7.45% 11/15/20296	300	244
	Braskem Netherlands Finance BV 8.50% 1/12/2031	600	613
	Braskem Netherlands Finance BV 8.50% 1/12/20316	355	363
	CSN Resources SA 8.875% 12/5/20306	400	398
	Sasol Financing USA, LLC 8.75% 5/3/20293	1,100	1,120
			3,533

Financials	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034
0.09%	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)7	800	709
	BBVA Bancomer SA 8.45% 6/29/2038
	(5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/
	2033)6,7	340	351
	CMB International Leasing Management, Ltd. 2.75% 8/12/2030	300	263
	HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds
	(5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)6,7	600	558
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)7	600	650
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)7	600	628
			3,159

Communication	América Móvil, SAB de CV 10.125% 1/22/2029	MXN13,710	730
services	América Móvil, SAB de CV 9.50% 1/27/2031	24,000	1,226
0.07%	Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	USD357	237
	PLDT, Inc. 2.50% 1/23/2031	210	177
	Tencent Holdings, Ltd. 3.24% 6/3/20506	380	249
			2,619

33American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)			Principal amount	Value
			(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	Aegea Finance SARL 9.00% 1/20/20316		USD275	$286
0.05%	AES Panama Generation Holdings, SRL 4.375% 5/31/20306		270	235
	Empresas Publicas de Medellin ESP 4.25% 7/18/20296		412	356
	Eskom Holdings SOC, Ltd. 8.45% 8/10/2028		490	494
	Greenko Dutch BV 3.85% 3/29/20266		182	172
	Greenko Dutch BV 3.85% 3/29/2026		182	172

				1,715

Consumer	Alibaba Group Holding, Ltd. 3.15% 2/9/2051		410	263
discretionary	Meituan 3.05% 10/28/20306		400	345
0.04%	Melco Resorts Finance, Ltd. 7.625% 4/17/20326		345	342
	MercadoLibre, Inc. 3.125% 1/14/2031		400	339
	Sands China, Ltd. 4.375% 6/18/2030		220	203

				1,492

Consumer staples	NBM US Holdings, Inc. 7.00% 5/14/20263		200	200
0.02%	NBM US Holdings, Inc. 6.625% 8/6/20293		420	416
				616

Industrials	IRB Infrastructure Developers, Ltd. 7.11% 3/11/20326		335	335
0.02%	Mexico City Airport Trust 4.25% 10/31/2026		200	193

				528

Health care	Rede D’Or Finance SARL 4.50% 1/22/2030		480	433
0.01%
	Total corporate bonds, notes & loans			18,866

	Total bonds, notes & other debt instruments (cost: $132,049,000)			123,092
Short-term securities 4.12%			Shares

Money market investments 3.88%

	Capital Group Central Cash Fund 5.37%10,11		1,385,246	138,525

Money market investments purchased with collateral from securities on loan 0.19%

	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 5.23%10,12		6,722,363	6,722
	State Street Institutional U.S. Government Money Market Fund,
	Institutional Class 5.22%10,12		6,889	7
				6,729
		Weighted

		average yield	Principal amount
		at acquisition	(000)

Bills & notes of governments & government agencies outside the U.S. 0.05%

	Egypt (Arab Republic of) 3/18/2025	20.180%	EGP48,550	856
	Nigeria (Republic of) 2/11/2025	18.000	NGN85,333	49
	Nigeria (Republic of) 2/20/2025	17.782	113,775	65
	Nigeria (Republic of) 2/25/2025	18.036	346,521	199

American Funds Insurance Series 34

New World Fund (continued)

	Weighted
Short-term securities (continued)	average yield	Principal amount	Value
	at acquisition	(000)	(000)

Bills & notes of governments & government agencies outside the U.S. (continued)

	Nigeria (Republic of) 3/6/2025					17.801%	NGN389,048	$221
	Nigeria (Republic of) 3/13/2025					17.900	151,700	86
	Nigeria (Republic of) 3/27/2025					18.586	221,188	124

								1,600

	Total short-term securities (cost: $146,928,000)							146,854

	Total investment securities 99.30% (cost: $2,499,764,000)							3,542,203
	Other assets less liabilities 0.70%							25,094

	Net assets 100.00%							$3,567,297
Futures contracts

								Value and
								unrealized
								appreciation
							Notional	(depreciation)
				Number of	Expiration		amount	at 6/30/2024
Contracts			Type	contracts	date		(000)	(000)

2 Year U.S. Treasury Note Futures			Long	115	10/3/2024		USD23,485	$ 34
5 Year Euro-Bobl Futures			Long	17	9/10/2024		2,120	17
10 Year Euro-Bund Futures			Short	16	9/10/2024		(2,255)	(27)
10 Year Ultra U.S. Treasury Note Futures			Short	56	9/30/2024		(6,358)	(38)
20 Year U.S. Treasury Bond Futures			Long	4	9/30/2024		473	(6)

								$(20)
Forward currency contracts

								Unrealized
	Contract amount							appreciation
								(depreciation)

Currency purchased		Currency sold					Settlement	at 6/30/2024
	(000)	(000)		Counterparty			date	(000)

USD	199	PLN	800	Barclays Bank PLC			7/1/2024	$ —4
PLN	800	USD	202	Barclays Bank PLC			7/1/2024	(4)
USD	1,058	CNH	7,653	UBS AG			7/9/2024	9
CNH	508	USD	70	HSBC Bank			7/9/2024	—4
HUF	21,785	USD	59	BNP Paribas			7/9/2024	—4
HUF	18,327	USD	49	Morgan Stanley			7/9/2024	—4
HUF	425,110	USD	1,167	Standard Chartered Bank			7/9/2024	(15)
TRY	21,350	USD	637	Barclays Bank PLC			7/10/2024	9
USD	120	EUR	110	JPMorgan Chase			7/10/2024	2
USD	483	EUR	450	Barclays Bank PLC			7/10/2024	1
CZK	1,350	USD	58	Bank of America			7/10/2024	—4
PLN	250	USD	62	Goldman Sachs			7/10/2024	—4
USD	70	TRY	2,330	BNP Paribas			7/10/2024	(1)
PLN	2,169	USD	548	BNP Paribas			7/10/2024	(10)
USD	918	ZAR	17,141	Morgan Stanley			7/10/2024	(23)
CZK	20,535	USD	908	Standard Chartered Bank			7/10/2024	(30)
INR	6,595	USD	79	Bank of America			7/11/2024	—4
USD	3,888	MYR	18,240	JPMorgan Chase			7/12/2024	20
USD	133	MYR	625	Standard Chartered Bank			7/12/2024	—4
MYR	843	USD	179	JPMorgan Chase			7/12/2024	—4
MXN	4,629	USD	261	Morgan Stanley			7/12/2024	(9)
USD	397	BRL	2,100	Citibank			7/15/2024	22

35American Funds Insurance Series
New World Fund (continued)

Forward currency contracts (continued)

						Unrealized
	Contract amount					appreciation
						(depreciation)

Currency purchased		Currency sold			Settlement	at 6/30/2024
	(000)		(000)	Counterparty	date	(000)

IDR	4,241,092	USD	258	HSBC Bank	7/15/2024	$ 1
MXN	4,200	USD	228	BNP Paribas	7/17/2024	1
MXN	15,876	USD	866	Goldman Sachs	7/17/2024	(1)
USD	1,620	MXN	30,285	Morgan Stanley	7/17/2024	(31)
EUR	156	USD	168	BNP Paribas	7/22/2024	(1)
USD	839	EUR	785	Barclays Bank PLC	7/22/2024	(3)
USD	759	ZAR	13,774	Goldman Sachs	7/24/2024	3
USD	870	EUR	810	Citibank	7/24/2024	2
USD	89	ZAR	1,605	Goldman Sachs	7/24/2024	2
USD	165	ZAR	2,995	Bank of New York Mellon	7/24/2024	1
CZK	13,725	USD	591	BNP Paribas	7/24/2024	(4)
USD	858	TRY	29,135	Barclays Bank PLC	7/24/2024	(9)
USD	80	THB	2,940	Citibank	7/25/2024	—4
USD	943	EUR	882	Morgan Stanley	7/25/2024	(2)
USD	36	CLP	33,408	Morgan Stanley	7/30/2024	—4
USD	124	IDR	2,028,485	Standard Chartered Bank	7/30/2024	—4
INR	29,292	USD	351	Standard Chartered Bank	7/30/2024	—4
USD	70	INR	5,840	Citibank	7/30/2024	—4
BRL	5,020	USD	910	Citibank	7/30/2024	(15)
BRL	6,610	USD	1,210	JPMorgan Chase	7/30/2024	(32)
PLN	800	USD	199	Barclays Bank PLC	8/5/2024	—4
USD	192	MXN	3,615	Barclays Bank PLC	9/20/2024	(3)
TRY	20,295	USD	516	Barclays Bank PLC	9/23/2024	49
USD	579	MXN	10,570	Citibank	9/27/2024	9
USD	838	MXN	15,605	Morgan Stanley	9/27/2024	(2)

						$(64)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Upfront	Unrealized
Receive	Pay	premium	appreciation
Notional	Value at	paid	(depreciation)

Payment	Payment	Expiration	amount	6/30/2024	(received)	at 6/30/2024
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

4.82%	Annual	6-month PLN-WIBOR	Semi-annual	1/29/2027	PLN2,560	$(6)	$—	$(6)
9.7175%	28-day	28-day MXN-TIIE	28-day	6/15/2029	MXN7,650	3	—	3
9.5995%	28-day	28-day MXN-TIIE	28-day	6/21/2029	MXN20,349	3	—	3
SOFR	Annual	3.8835%	Annual	6/28/2034	USD334	1	—	1

$ 1	$—	$ 1
Bilateral interest rate swaps

Upfront	Unrealized
Receive	Pay	premium	appreciation
Notional	Value at	paid	(depreciation)

Payment	Payment	Expiration	amount	6/30/2024	(received)	at 6/30/2024
Rate	frequency	Rate	frequency	Counterparty	date	(000)	(000)	(000)	(000)

10.568657%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2025	BRL6,315	$ (9)	$—	$ (9)
11.5675%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL6,045	(7)	—	(7)
11.91%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL3,508	(7)	—	(7)

American Funds Insurance Series 36

New World Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Bilateral interest rate swaps (continued)

								Upfront	Unrealized
Receive			Pay					premium	appreciation
						Notional	Value at	paid	(depreciation)

	Payment		Payment		Expiration	amount	6/30/2024	(received)	at 6/30/2024
Rate	frequency	Rate	frequency	Counterparty	date	(000)	(000)	(000)	(000)

10.8091233%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL4,534	$ (56)	$—	$ (56)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL5,311	(90)	—	(90)
11.2144181%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	BRL2,233	(28)	—	(28)

							$(197)	$—	$(197)

Investments in affiliates11

				Net	Net
	Value at				unrealized		Dividend
				realized	appreciation	Value at	or interest
	1/1/2024	Additions	Reductions	gain (loss)	(depreciation)	6/30/2024	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 3.88%
Money market investments 3.88%
Capital Group Central Cash Fund 5.37%10	$135,440	$455,568	$452,493	$19	$(9)	$138,525	$4,142

Restricted securities3

	Acquisition	Cost	Value	Percent
				of net
	date(s)	(000)	(000)	assets

QuintoAndar, Ltd., Series E, preference shares1,2	5/26/2021	$5,258	$4,780.13%
QuintoAndar, Ltd., Series E-1, preference shares1,2	12/20/2021	1,716	1,230.04
Sasol Financing USA, LLC 8.75% 5/3/2029	1/24/2024	1,113	1,120.03
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	407	416.01
NBM US Holdings, Inc. 7.00% 5/14/2026	5/16/2023	194	200.01
Canva, Inc.1,2	8/26/2021-11/4/2021	656	411.01
Canva, Inc., Series A, noncumulative preferred shares1,2	11/4/2021	58	37.0013
Canva, Inc., Series A-3, noncumulative preferred shares1,2	11/4/2021	2	1.0013
Getir BV, Series D, preferred shares1,2	5/27/2021	3,500	—4.0013

Total		$12,904	$8,195.23%

37American Funds Insurance Series

New World Fund (continued)

1Security did not produce income during the last 12 months.

2Value determined using significant unobservable inputs.

3Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $8,195,000, which represented .23% of the net assets of the fund.

4Amount less than one thousand.

5All or a portion of this security was on loan. The total value of all such securities was $14,933,000, which represented .42% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

6Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,781,000, which represented .30% of the net assets of the fund.

7Step bond; coupon rate may change at a later date.

8Index-linked bond whose principal amount moves with a government price index.

9Scheduled interest and/or principal payment was not received. 10Rate represents the seven-day yield at 6/30/2024.

11Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

12Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

13Amount less than .01%.

Key to abbreviation(s)

ADR = American Depositary Receipts BRL = Brazilian reais

BZDIOVER = Overnight Brazilian Interbank Deposit Rate CAD = Canadian dollars

CDI = CREST Depository Interest CLP = Chilean pesos

CNH = Chinese yuan renminbi CNY = Chinese yuan

COP = Colombian pesos CZK = Czech korunas DOP = Dominican pesos EGP = Egyptian pounds EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts HUF = Hungarian forints

Refer to the notes to financial statements.

IDR = Indonesian rupiah INR = Indian rupees MXN = Mexican pesos MYR = Malaysian ringgits NGN = Nigerian naira NOK = Norwegian kroner PLN = Polish zloty

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate THB = Thai baht

TIIE = Equilibrium Interbank Interest Rate TRY = Turkish lira

USD = U.S. dollars

WIBOR = Warsaw Interbank Offer Rate ZAR = South African rand

American Funds Insurance Series 38

Washington Mutual Investors Fund

Investment portfolio June 30, 2024			unaudited
Common stocks 96.00%			Value
		Shares	(000)

Information	Broadcom, Inc.	435,470	$ 699,160
technology	Microsoft Corp.	1,538,699	687,722
21.86%	Apple, Inc.	1,123,388	236,608
	ASML Holding NV (ADR)	164,238	167,971
	Applied Materials, Inc.	399,451	94,267
	SAP SE (ADR)	462,757	93,343
	Motorola Solutions, Inc.	158,697	61,265
	Oracle Corp.	351,403	49,618
	NVIDIA Corp.	391,250	48,335
	KLA Corp.	53,955	44,486
	Texas Instruments, Inc.	202,747	39,440
	Intel Corp.	1,081,737	33,501
	Synopsys, Inc.1	43,818	26,074
	ASM International NV (ADR)	28,085	21,460
	Accenture PLC, Class A	68,718	20,850
	Salesforce, Inc.	77,101	19,823
	Cadence Design Systems, Inc.1	41,414	12,745
	NetApp, Inc.	95,194	12,261
	Analog Devices, Inc.	26,645	6,082

			2,375,011

Health care	Eli Lilly and Co.	367,975	333,157
15.59%	UnitedHealth Group, Inc.	635,126	323,444
	AbbVie, Inc.	939,446	161,134
	AstraZeneca PLC (ADR)	1,418,825	110,654
	Abbott Laboratories	853,882	88,727
	CVS Health Corp.	1,465,059	86,527
	Gilead Sciences, Inc.	1,259,365	86,405
	Danaher Corp.	296,600	74,106
	Vertex Pharmaceuticals, Inc.1	156,991	73,585
	Merck & Co., Inc.	543,888	67,333
	Elevance Health, Inc.	101,066	54,764
	Pfizer, Inc.	1,884,841	52,738
	Amgen, Inc.	140,500	43,899
	Novo Nordisk AS, Class B (ADR)	237,042	33,835
	Humana, Inc.	83,622	31,245
	Bristol-Myers Squibb Co.	718,110	29,823
	Johnson & Johnson	128,490	18,780
	Molina Healthcare, Inc.1	31,097	9,245
	Zoetis, Inc., Class A	49,598	8,598
	Regeneron Pharmaceuticals, Inc.1	6,091	6,402
			1,694,401

Financials	Marsh & McLennan Companies, Inc.	1,172,805	247,133
15.48%	JPMorgan Chase & Co.	869,645	175,894
	Visa, Inc., Class A	433,679	113,828
	BlackRock, Inc.	135,304	106,528
	Mastercard, Inc., Class A	224,767	99,158
	Chubb, Ltd.	358,050	91,331
	Blackstone, Inc.	640,871	79,340
	KKR & Co., Inc.	748,264	78,747
	Wells Fargo & Co.	1,320,787	78,442
	CME Group, Inc., Class A	366,656	72,085
	Discover Financial Services	430,110	56,263
	Arthur J. Gallagher & Co.	210,691	54,634
	Morgan Stanley	527,975	51,314
	Apollo Asset Management, Inc.	421,124	49,722
	Capital One Financial Corp.	327,672	45,366
	S&P Global, Inc.	91,216	40,682
	Aon PLC, Class A	103,858	30,491

39American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	Bank of America Corp.	728,984	$ 28,992
(continued)	Truist Financial Corp.	681,651	26,482
	Intercontinental Exchange, Inc.	191,725	26,245
	American Express Co.	85,165	19,720
	Brookfield Asset Management, Ltd., Class A	493,148	18,764
	Goldman Sachs Group, Inc.	38,770	17,536
	Fifth Third Bancorp	457,601	16,698
	Nasdaq, Inc.	244,038	14,706
	Canadian Imperial Bank of Commerce	290,915	13,830
	Carlyle Group, Inc. (The)	287,865	11,558
	PNC Financial Services Group, Inc.	71,969	11,190
	MSCI, Inc.	10,656	5,134

			1,681,813

Industrials	RTX Corp.	1,260,932	126,585
10.73%	General Electric Co.	777,220	123,555
	Caterpillar, Inc.	340,993	113,585
	Northrop Grumman Corp.	225,609	98,354
	Union Pacific Corp.	330,872	74,863
	Paychex, Inc.	519,589	61,602
	L3Harris Technologies, Inc.	243,427	54,669
	CSX Corp.	1,494,108	49,978
	Equifax, Inc.	170,599	41,363
	ABB, Ltd. (ADR)	675,987	37,659
	Johnson Controls International PLC	550,553	36,595
	Boeing Co.1	197,303	35,911
	Carrier Global Corp.	526,468	33,210
	Deere & Co.	63,329	23,662
	PACCAR, Inc.	217,238	22,363
	FedEx Corp.	72,386	21,704
	BAE Systems PLC (ADR)	287,080	19,191
	Ingersoll-Rand, Inc.	198,747	18,054
	Waste Connections, Inc.	101,840	17,859
	Southwest Airlines Co.	602,398	17,235
	3M Co.	153,046	15,640
	Delta Air Lines, Inc.	321,899	15,271
	TransUnion	191,637	14,212
	Veralto Corp.	147,987	14,128
	Republic Services, Inc.	71,086	13,815
	Waste Management, Inc.	56,915	12,142
	HEICO Corp.	46,818	10,469
	Honeywell International, Inc.	46,268	9,880
	Broadridge Financial Solutions, Inc.	47,192	9,297
	United Parcel Service, Inc., Class B	66,914	9,157
	Lockheed Martin Corp.	18,718	8,743
	Lennox International, Inc.	8,982	4,805

			1,165,556

Consumer staples	Philip Morris International, Inc.	1,984,592	201,099
7.87%	Keurig Dr Pepper, Inc.	3,298,857	110,182
	Constellation Brands, Inc., Class A	380,100	97,792
	Altria Group, Inc.	1,226,579	55,871
	Procter & Gamble Co.	290,365	47,887
	Mondelez International, Inc., Class A	697,782	45,663
	Dollar General Corp.	338,252	44,727
	Target Corp.	238,143	35,255
	Kraft Heinz Co. (The)	1,021,784	32,922
	Costco Wholesale Corp.	33,105	28,139
	General Mills, Inc.	362,380	22,924
	Sysco Corp.	308,324	22,011

American Funds Insurance Series 40

Washington Mutual Investors Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer staples	British American Tobacco PLC (ADR)	701,402	$ 21,694
(continued)	Church & Dwight Co., Inc.	189,242	19,620
	Danone (ADR)	1,594,470	19,548
	Kimberly-Clark Corp.	100,074	13,830
	Nestlé SA (ADR)	127,701	13,083
	Bunge Global SA	80,582	8,604
	Kenvue, Inc.	391,528	7,118
	Reckitt Benckiser Group PLC (ADR)	645,548	7,062

			855,031

Consumer	Home Depot, Inc.	382,694	131,738
discretionary	YUM! Brands, Inc.	928,961	123,050
6.34%	Darden Restaurants, Inc.	472,453	71,492
	Royal Caribbean Cruises, Ltd.1	438,724	69,946
	General Motors Co.	1,156,695	53,740
	TJX Companies, Inc.	345,160	38,002
	McDonald’s Corp.	146,543	37,345
	Tractor Supply Co.	109,274	29,504
	NIKE, Inc., Class B	388,859	29,308
	Marriott International, Inc., Class A	97,630	23,604
	Vail Resorts, Inc.	110,037	19,821
	D.R. Horton, Inc.	117,911	16,617
	Starbucks Corp.	189,822	14,778
	Lennar Corp., Class A	62,894	9,426
	Chipotle Mexican Grill, Inc.1	130,550	8,179
	Amazon.com, Inc.1	33,975	6,566
	Polaris, Inc.	52,835	4,137
	Advance Auto Parts, Inc.	31,181	1,975

			689,228

Communication	Alphabet, Inc., Class C	971,985	178,282
services	Alphabet, Inc., Class A	417,657	76,076
5.27%	Comcast Corp., Class A	4,890,481	191,511
	Meta Platforms, Inc., Class A	141,343	71,268
	Electronic Arts, Inc.	123,936	17,268
	Verizon Communications, Inc.	407,342	16,799
	Walt Disney Co. (The)	157,832	15,671
	Deutsche Telekom AG (ADR)	236,620	5,960

			572,835

Energy	Exxon Mobil Corp.	1,169,736	134,660
4.87%	EOG Resources, Inc.	863,963	108,747
	Canadian Natural Resources, Ltd.	2,217,826	78,955
	Chevron Corp.	433,717	67,842
	Halliburton Co.	1,855,073	62,664
	Schlumberger NV	794,578	37,488
	TC Energy Corp.	538,275	20,401
	ConocoPhillips	122,350	13,994
	HF Sinclair Corp.	93,211	4,972

			529,723

Utilities	Sempra	1,149,215	87,409
3.27%	Constellation Energy Corp.	423,180	84,750
	Southern Co. (The)	921,284	71,464
	FirstEnergy Corp.	1,404,723	53,759
	Public Service Enterprise Group, Inc.	265,164	19,543

41American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Common stocks (continued)								Value
						Shares		(000)

Utilities	CenterPoint Energy, Inc.					539,250		$16,706
(continued)	Entergy Corp.					119,743		12,812
	NextEra Energy, Inc.					125,161		8,863

								355,306

Materials	Linde PLC					172,994		75,912
2.62%	Celanese Corp.					462,269		62,355
	Corteva, Inc.					712,123		38,412
	Wheaton Precious Metals Corp.					432,077		22,650
	Nucor Corp.					119,279		18,856
	Rio Tinto PLC (ADR)					271,564		17,904
	LyondellBasell Industries NV					155,020		14,829
	Freeport-McMoRan, Inc.					271,830		13,211
	Mosaic Co.					362,193		10,467
	H.B. Fuller Co.					90,381		6,956
	Royal Gold, Inc.					28,262		3,537

								285,089

Real estate	Welltower, Inc. REIT					848,714		88,479
2.10%	Extra Space Storage, Inc. REIT					416,185		64,679
	Equinix, Inc. REIT					42,576		32,213
	American Tower Corp. REIT					120,641		23,450
	Prologis, Inc. REIT					174,167		19,561

								228,382

	Total common stocks (cost: $6,949,928,000)							10,432,375
Convertible stocks 0.03%

Financials	Apollo Global Management, Inc., Class A, cumulative convertible preferred shares,
0.03%	6.75% 7/31/2026					54,000		3,543

	Total convertible stocks (cost: $2,700,000)							3,543
Short-term securities 3.86%

Money market investments 3.86%

	Capital Group Central Cash Fund 5.37%2,3					4,192,299		419,230
	Total short-term securities (cost: $419,195,000)							419,230

	Total investment securities 99.89% (cost: $7,371,823,000)							10,855,148
	Other assets less liabilities 0.11%							12,216

	Net assets 100.00%						$10,867,364
Investments in affiliates3

					Net	Net
		Value at				unrealized		Dividend
					realized	appreciation	Value at	or interest
		1/1/2024	Additions	Reductions	gain (loss)	(depreciation)	6/30/2024	income
		(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 3.86%
Money market investments 3.86%
Capital Group Central Cash Fund 5.37%2		$329,850	$819,532	$730,158	$(5)	$11	$419,230	$9,616

American Funds Insurance Series 42

Washington Mutual Investors Fund (continued)

Investments in affiliates3 (continued)

				Net	Net
	Value at				unrealized		Dividend
				realized	appreciation	Value at	or interest
	1/1/2024	Additions	Reductions	gain (loss)	(depreciation)	6/30/2024	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Money market investments purchased with collateral
from securities on loan 0.00%
Capital Group Central Cash Fund 5.37%2	$629	$	$6294	$	$	$—	$—5

Total 3.86%				$(5)	$11	$419,230	$9,616

1Security did not produce income during the last 12 months.

2Rate represents the seven-day yield at 6/30/2024.

3Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended. 4Represents net activity. Refer to Note 5 for more information on securities lending.

5Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

43American Funds Insurance Series

Capital World Growth and Income Fund

Investment portfolio June 30, 2024			unaudited
Common stocks 96.16%			Value
		Shares	(000)

Information	Broadcom, Inc.	50,340	$ 80,822
technology	Microsoft Corp.	171,149	76,495
22.51%	Taiwan Semiconductor Manufacturing Co., Ltd.	2,168,772	64,502
	Apple, Inc.	177,479	37,381
	ASML Holding NV	26,498	27,338
	ASML Holding NV (ADR)	9,561	9,778
	NVIDIA Corp.	134,641	16,633
	Tokyo Electron, Ltd.	60,100	13,198
	Capgemini SE	53,910	10,678
	Salesforce, Inc.	35,935	9,239
	Samsung Electronics Co., Ltd.	139,329	8,188
	Texas Instruments, Inc.	39,595	7,702
	Accenture PLC, Class A	24,623	7,471
	MediaTek, Inc.	119,094	5,091
	Applied Materials, Inc.	19,589	4,623
	Dell Technologies, Inc., Class C	33,347	4,599
	Oracle Corp.	30,909	4,364
	Micron Technology, Inc.	32,523	4,278
	Shopify, Inc., Class A, subordinate voting shares1	63,344	4,184
	EPAM Systems, Inc.1	21,455	4,036
	Seagate Technology Holdings PLC	35,575	3,674
	Intel Corp.	114,111	3,534
	Keyence Corp.	7,800	3,441
	Synopsys, Inc.1	5,182	3,084
	Arista Networks, Inc.1	7,827	2,743
	SAP SE	11,663	2,368
	GlobalWafers Co., Ltd.	126,000	2,084
	Constellation Software, Inc.	613	1,766
	Elastic NV, non-registered shares1	12,667	1,443
	Advantech Co., Ltd.	95,098	1,082
	Fujitsu, Ltd.	63,800	1,002
	Delta Electronics, Inc.	74,000	879
	International Business Machines Corp.	4,903	848
	Disco Corp.	2,100	805
	Wolfspeed, Inc.1	12,732	290
			429,643

Industrials	General Electric Co.	173,170	27,529
13.68%	Airbus SE, non-registered shares	127,270	17,549
	BAE Systems PLC	834,872	13,940
	Carrier Global Corp.	216,587	13,662
	Safran SA	60,205	12,666
	Siemens AG	61,723	11,480
	Mitsui & Co., Ltd.	408,600	9,321
	Mitsui & Co., Ltd.	41,600	949
	RTX Corp.	101,266	10,166
	Recruit Holdings Co., Ltd.	182,750	9,835
	TransDigm Group, Inc.	7,556	9,654
	Melrose Industries PLC	1,375,832	9,608
	Eaton Corp. PLC	26,824	8,411
	Leonardo SpA	354,678	8,267
	Deere & Co.	19,834	7,411
	Ryanair Holdings PLC (ADR)	59,213	6,895
	Boeing Co.1	37,750	6,871
	Bureau Veritas SA	232,210	6,409
	Caterpillar, Inc.	17,240	5,743
	Techtronic Industries Co., Ltd.	476,500	5,441
	Compagnie de Saint-Gobain SA, non-registered shares	67,985	5,265
	Lockheed Martin Corp.	10,779	5,035
	L3Harris Technologies, Inc.	15,314	3,439
	RELX PLC	71,705	3,287

American Funds Insurance Series 44

Capital World Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	Volvo AB, Class B	126,472	$ 3,244
(continued)	Deutsche Post AG	80,029	3,238
	Rolls-Royce Holdings PLC1	552,955	3,196
	Schneider Electric SE	11,854	2,828
	Daikin Industries, Ltd.	19,800	2,735
	International Consolidated Airlines Group SA (CDI)1	1,302,671	2,675
	Dayforce, Inc.1	49,127	2,437
	ITOCHU Corp.	46,800	2,296
	Weir Group PLC (The)	86,187	2,150
	Thales SA	12,370	1,988
	MTU Aero Engines AG	7,528	1,925
	United Rentals, Inc.	2,973	1,923
	Bunzl PLC	44,896	1,703
	CSX Corp.	45,377	1,518
	Rentokil Initial PLC	222,930	1,300
	GE Vernova, Inc.1	7,149	1,226
	SMC Corp.	2,500	1,194
	Kingspan Group PLC	12,412	1,052
	SS&C Technologies Holdings, Inc.	16,252	1,018
	Grupo Aeroportuario del Sureste, SAB de CV, Class B	26,165	788
	SECOM Co., Ltd.	10,900	646
	Astra International Tbk PT	2,146,900	583
	Ingersoll-Rand, Inc.	5,745	522
	Brenntag SE	1,098	74

			261,092

Health care	Eli Lilly and Co.	39,780	36,016
13.21%	Novo Nordisk AS, Class B	234,352	33,479
	UnitedHealth Group, Inc.	56,514	28,780
	Abbott Laboratories	203,136	21,108
	Vertex Pharmaceuticals, Inc.1	44,260	20,746
	AstraZeneca PLC	96,049	14,974
	Stryker Corp.	31,998	10,887
	Gilead Sciences, Inc.	138,933	9,532
	Daiichi Sankyo Co., Ltd.	269,100	9,401
	Sanofi	89,875	8,639
	Molina Healthcare, Inc.1	22,717	6,754
	Takeda Pharmaceutical Co., Ltd.	256,800	6,661
	Novartis AG	60,188	6,448
	AbbVie, Inc.	33,290	5,710
	DexCom, Inc.1	40,592	4,602
	GE HealthCare Technologies, Inc.	57,427	4,475
	Thermo Fisher Scientific, Inc.	7,382	4,082
	Medtronic PLC	32,888	2,589
	Catalent, Inc.1	45,413	2,554
	EssilorLuxottica SA	11,405	2,447
	Zoetis, Inc., Class A	12,305	2,133
	Siemens Healthineers AG	35,861	2,066
	Coloplast AS, Class B	12,236	1,469
	Centene Corp.1	21,998	1,458
	Insulet Corp.1	6,786	1,369
	Lonza Group AG	2,155	1,171
	Eurofins Scientific SE, non-registered shares	19,671	978
	CVS Health Corp.	9,959	588
	Rede D’Or Sao Luiz SA	101,720	495
	agilon health, Inc.1	63,086	413
			252,024

45American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	Zurich Insurance Group AG	30,524	$ 16,239
11.02%	ING Groep NV	744,643	12,759
	Chubb, Ltd.	43,365	11,062
	JPMorgan Chase & Co.	46,855	9,477
	Mastercard, Inc., Class A	20,655	9,112
	Blackstone, Inc.	73,130	9,054
	Banco Bilbao Vizcaya Argentaria, SA	818,024	8,161
	HSBC Holdings PLC (GBP denominated)	716,873	6,204
	HSBC Holdings PLC (HKD denominated)	138,400	1,212
	AIA Group, Ltd.	955,399	6,479
	AXA SA	179,365	5,906
	Axis Bank, Ltd.	379,876	5,756
	Arthur J. Gallagher & Co.	17,889	4,639
	KKR & Co., Inc.	43,223	4,549
	B3 SA - Brasil, Bolsa, Balcao	2,460,132	4,506
	HDFC Life Insurance Co., Ltd.	621,014	4,428
	HDFC Bank, Ltd.	178,714	3,610
	HDFC Bank, Ltd. (ADR)	8,872	571
	Aon PLC, Class A	13,554	3,979
	Capital One Financial Corp.	27,258	3,774
	Ping An Insurance (Group) Company of China, Ltd., Class H	781,000	3,551
	Ping An Insurance (Group) Company of China, Ltd., Class A	18,400	105
	NatWest Group PLC	930,361	3,649
	Blue Owl Capital, Inc., Class A	204,326	3,627
	Fairfax Financial Holdings, Ltd., subordinate voting shares	3,132	3,563
	Postal Savings Bank of China Co., Ltd., Class H	5,854,383	3,433
	American Express Co.	14,701	3,404
	Apollo Asset Management, Inc.	28,473	3,362
	Discover Financial Services	25,029	3,274
	Kotak Mahindra Bank, Ltd.	143,815	3,093
	BNP Paribas SA	44,512	2,852
	Visa, Inc., Class A	10,664	2,799
	Wells Fargo & Co.	45,216	2,685
	Great-West Lifeco, Inc.	91,872	2,680
	Bank Rakyat Indonesia (Persero) Tbk PT	8,751,700	2,442
	Münchener Rückversicherungs-Gesellschaft AG	4,875	2,438
	Israel Discount Bank, Ltd., Class A	454,371	2,266
	Bank Central Asia Tbk PT	3,681,200	2,221
	FinecoBank SpA	141,544	2,109
	Macquarie Group, Ltd.	15,393	2,100
	KB Financial Group, Inc.	33,776	1,915
	American International Group, Inc.	24,248	1,800
	National Bank of Canada	22,570	1,790
	China Merchants Bank Co., Ltd., Class H	234,403	1,065
	China Merchants Bank Co., Ltd., Class A	145,600	684
	Erste Group Bank AG	34,929	1,654
	XP, Inc., Class A	88,940	1,564
	Bank Mandiri (Persero) Tbk PT	3,925,900	1,466
	Power Corporation of Canada, subordinate voting shares2	52,719	1,465
	Marsh & McLennan Companies, Inc.	6,884	1,451
	CVC Capital Partners PLC1	67,541	1,239
	MSCI, Inc.	2,543	1,225
	Danske Bank AS	39,713	1,182
	Citigroup, Inc.	18,192	1,154
	Aegon, Ltd.	177,180	1,094
	Brookfield Asset Management, Ltd., Class A (CAD denominated)	26,298	1,001
	Goldman Sachs Group, Inc.	1,822	824
	Bajaj Finance, Ltd.	7,541	642
	Sberbank of Russia PJSC3	3,196,952	—4
			210,345

American Funds Insurance Series 46

Capital World Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer	Amazon.com, Inc.1	132,783	$ 25,660
discretionary	LVMH Moët Hennessy-Louis Vuitton SE	24,232	18,609
9.19%	Home Depot, Inc.	48,564	16,718
	Booking Holdings, Inc.	2,531	10,027
	Trip.com Group, Ltd. (ADR)1	206,249	9,694
	Industria de Diseño Textil, SA	189,252	9,352
	Restaurant Brands International, Inc.	69,860	4,916
	Restaurant Brands International, Inc. (CAD denominated)	38,571	2,718
	Flutter Entertainment PLC1	41,108	7,496
	Chipotle Mexican Grill, Inc.1	99,400	6,227
	Marriott International, Inc., Class A	25,570	6,182
	Compagnie Financière Richemont SA, Class A	38,574	6,020
	NEXT PLC	51,114	5,845
	Hyundai Motor Co.	23,980	5,114
	YUM! Brands, Inc.	31,906	4,226
	McDonald’s Corp.	16,292	4,152
	Shimano, Inc.2	17,400	2,696
	Evolution AB	24,917	2,597
	Stellantis NV	127,173	2,503
	MercadoLibre, Inc.1	1,521	2,500
	Tesla, Inc.1	12,442	2,462
	Royal Caribbean Cruises, Ltd.1	15,147	2,415
	Kering SA	5,944	2,161
	Moncler SpA	34,379	2,105
	Pan Pacific International Holdings Corp.	81,900	1,922
	adidas AG	7,091	1,692
	InterContinental Hotels Group PLC	15,358	1,610
	Sands China, Ltd.1	764,400	1,593
	General Motors Co.	31,512	1,464
	Aristocrat Leisure, Ltd.	36,438	1,205
	Las Vegas Sands Corp.	21,493	951
	Entain PLC	103,633	820
	Wynn Macau, Ltd.	834,000	684
	Ferrari NV (EUR denominated)	1,301	532
	Sony Group Corp.	6,200	527
	Dowlais Group PLC	—4	—4
			175,395

Communication	Alphabet, Inc., Class C	130,227	23,886
services	Alphabet, Inc., Class A	72,880	13,275
6.68%	Meta Platforms, Inc., Class A	48,079	24,242
	Publicis Groupe SA	114,921	12,181
	Netflix, Inc.1	15,278	10,311
	NetEase, Inc.	311,500	5,947
	NetEase, Inc. (ADR)	13,425	1,283
	Universal Music Group NV	210,590	6,243
	Bharti Airtel, Ltd.	345,588	5,967
	Bharti Airtel, Ltd., interim shares	13,994	175
	Comcast Corp., Class A	136,481	5,345
	SoftBank Corp.	329,385	4,030
	Tencent Holdings, Ltd.	78,300	3,716
	Deutsche Telekom AG	144,036	3,623
	Singapore Telecommunications, Ltd.	1,438,100	2,909
	Take-Two Interactive Software, Inc.1	17,222	2,678
	Omnicom Group, Inc.	19,663	1,764

			127,575

47American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer staples	Philip Morris International, Inc.	300,926	$ 30,493
6.18%	Nestlé SA	134,826	13,763
	Imperial Brands PLC	336,266	8,610
	Kroger Co.	157,324	7,855
	Bunge Global SA	51,036	5,449
	Ajinomoto Co., Inc.	153,000	5,385
	British American Tobacco PLC	140,809	4,329
	Keurig Dr Pepper, Inc.	127,136	4,246
	Kweichow Moutai Co., Ltd., Class A	19,600	3,953
	Danone SA	61,298	3,741
	Constellation Brands, Inc., Class A	13,364	3,438
	JBS SA1	533,566	3,080
	Sysco Corp.	42,308	3,020
	Ocado Group PLC1	817,690	2,990
	Treasury Wine Estates, Ltd.	343,961	2,852
	Arca Continental, SAB de CV	282,079	2,766
	ITC, Ltd.	541,438	2,747
	Seven & i Holdings Co., Ltd.	215,440	2,624
	Suntory Beverage & Food, Ltd.	56,700	2,013
	Kao Corp.2	32,400	1,317
	Costco Wholesale Corp.	1,243	1,057
	Mondelez International, Inc., Class A	14,878	974
	Dollar Tree Stores, Inc.1	5,329	569
	Altria Group, Inc.	11,175	509
	Wilmar International, Ltd.	35,100	80

			117,860

Materials	Glencore PLC	2,849,371	16,247
6.05%	Freeport-McMoRan, Inc.	327,305	15,907
	Fortescue, Ltd.	792,950	11,328
	Air Products and Chemicals, Inc.	43,571	11,243
	Rio Tinto PLC	155,591	10,242
	Vale SA, ordinary nominative shares	583,989	6,500
	Vale SA (ADR), ordinary nominative shares	151,651	1,694
	Linde PLC	11,518	5,054
	First Quantum Minerals, Ltd.	380,583	4,999
	Anglo American PLC	141,821	4,461
	Ivanhoe Mines, Ltd., Class A1	303,878	3,921
	BHP Group, Ltd. (CDI)	104,402	2,990
	Air Liquide SA	10,153	1,748
	Air Liquide SA, bonus shares	7,036	1,211
	Heidelberg Materials AG, non-registered shares	28,282	2,931
	Smurfit Kappa Group PLC	65,438	2,909
	Shin-Etsu Chemical Co., Ltd.	58,100	2,260
	Albemarle Corp.	22,528	2,152
	Barrick Gold Corp. (CAD denominated)	109,694	1,830
	Akzo Nobel NV	21,947	1,334
	Lundin Mining Corp.	106,116	1,181
	Southern Copper Corp.	10,955	1,180
	Antofagasta PLC	39,354	1,044
	Evonik Industries AG	36,190	738
	Grupo México, SAB de CV, Series B	83,500	449

			115,553

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	609,316	21,704
5.01%	EOG Resources, Inc.	99,862	12,570
	TC Energy Corp. (CAD denominated)2	241,962	9,172
	Cameco Corp. (CAD denominated)	135,714	6,677
	Cameco Corp.	41,372	2,036
	Tourmaline Oil Corp.	132,146	5,994

American Funds Insurance Series 48

Capital World Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Energy	Shell PLC (GBP denominated)	142,852	$5,134
(continued)	Cenovus Energy, Inc. (CAD denominated)	210,158	4,131
	Reliance Industries, Ltd.	95,763	3,585
	Exxon Mobil Corp.	29,493	3,395
	BP PLC	546,050	3,290
	TotalEnergies SE	48,330	3,221
	Suncor Energy, Inc.	73,457	2,800
	ConocoPhillips	23,851	2,728
	Baker Hughes Co., Class A	68,847	2,421
	Schlumberger NV	45,084	2,127
	Neste OYJ	94,722	1,680
	MEG Energy Corp.1	69,541	1,488
	Aker BP ASA	53,967	1,375
	Gazprom PJSC1,3	2,248,304	—4
			95,528

Utilities	Constellation Energy Corp.	31,259	6,260
2.00%	DTE Energy Co.	47,424	5,265
	E.ON SE	372,508	4,882
	Engie SA	307,828	4,384
	Iberdrola, SA, non-registered shares	232,420	3,015
	China Resources Gas Group, Ltd.	830,832	2,912
	Dominion Energy, Inc.	44,838	2,197
	Duke Energy Corp.	19,966	2,001
	FirstEnergy Corp.	49,207	1,883
	NextEra Energy, Inc.	18,050	1,278
	AES Corp.	72,359	1,271
	ENN Energy Holdings, Ltd.	129,042	1,063
	Public Service Enterprise Group, Inc.	13,054	962
	National Grid PLC	80,274	895

			38,268

Real estate	VICI Properties, Inc. REIT	101,254	2,900
0.63%	Extra Space Storage, Inc. REIT	10,510	1,633
	Iron Mountain, Inc. REIT	16,890	1,514
	American Tower Corp. REIT	7,257	1,411
	Prologis, Inc. REIT	11,745	1,319
	Mitsui Fudosan Co., Ltd.	141,700	1,303
	Longfor Group Holdings, Ltd.	722,238	990
	China Resources Mixc Lifestyle Services, Ltd.	264,000	874

			11,944

	Total common stocks (cost: $1,174,470,000)		1,835,227
Preferred securities 0.07%

Consumer	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	12,306	915
discretionary

0.05%

Health care	Grifols, SA, Class B, nonvoting non-registered preferred shares1	59,790	369
0.02%
	Total preferred securities (cost: $2,001,000)		1,284

49American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Convertible stocks 0.11%								Value
						Shares		(000)

Materials	Albemarle Corp., Class A, cumulative convertible preferred depositary shares,
0.11%	7.25% 3/1/2027					47,000		$2,193

	Total convertible stocks (cost: $2,355,000)							2,193
Bonds, notes & other debt instruments 0.13%						Principal amount

						(000)

Corporate bonds, notes & loans 0.13%

Health care	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026					USD1,100		1,033
0.05%

Consumer	Royal Caribbean Cruises, Ltd. 5.50% 4/1/20285						390	385
discretionary	Royal Caribbean Cruises, Ltd. 8.25% 1/15/20295						151	160
0.04%	Royal Caribbean Cruises, Ltd. 9.25% 1/15/20295						125	133
								678

Financials	Lloyds Banking Group PLC 3.369% 12/14/2046
0.03%	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041)6						709	494

Energy	TransCanada Pipelines, Ltd. 5.10% 3/15/2049						210	191
0.01%
	Total corporate bonds, notes & loans							2,396

Total bonds, notes & other debt instruments (cost: $2,546,000)								2,396
Short-term securities 3.74%						Shares

Money market investments 3.28%

	Capital Group Central Cash Fund 5.37%7,8					626,746		62,675

Money market investments purchased with collateral from securities on loan 0.46%

Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 5.23%7,9					8,695,145		8,695
Total short-term securities (cost: $71,369,000)								71,370

Total investment securities 100.21% (cost: $1,252,741,000)								1,912,470
	Other assets less liabilities (0.21)%							(3,969)

	Net assets 100.00%							$1,908,501
Investments in affiliates8

					Net	Net
		Value at				unrealized		Dividend
					realized	appreciation	Value at	or interest
		1/1/2024	Additions	Reductions	gain (loss)	(depreciation)	6/30/2024	income
		(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 3.28%
Money market investments 3.28%
Capital Group Central Cash Fund 5.37%7		$44,944	$134,258	$116,529	$(3)	$5	$62,675	$1,790

American Funds Insurance Series 50

Capital World Growth and Income Fund (continued)

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $10,543,000, which represented .55% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Value determined using significant unobservable inputs.

4Amount less than one thousand.

5Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $678,000, which represented

.04% of the net assets of the fund.

6Step bond; coupon rate may change at a later date.

7Rate represents the seven-day yield at 6/30/2024.

8Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

9Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

HKD = Hong Kong dollars

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

51American Funds Insurance Series

Growth-Income Fund

Investment portfolio June 30, 2024			unaudited
Common stocks 97.18%			Value
		Shares	(000)

Information	Microsoft Corp.	6,573,221	$ 2,937,901
technology	Apple, Inc.	8,830,338	1,859,846
26.04%	Broadcom, Inc.	890,046	1,428,996
	NVIDIA Corp.	7,861,138	971,165
	Accenture PLC, Class A	1,847,898	560,671
	Texas Instruments, Inc.	2,314,995	450,336
	Salesforce, Inc.	1,705,072	438,374
	Intel Corp.	10,290,199	318,687
	Samsung Electronics Co., Ltd.	4,599,072	270,268
	Oracle Corp.	1,294,478	182,780
	Seagate Technology Holdings PLC	1,588,555	164,050
	Taiwan Semiconductor Manufacturing Co., Ltd.	4,102,000	122,000
	EPAM Systems, Inc.1	515,282	96,930
	Cognizant Technology Solutions Corp., Class A	1,376,004	93,568
	Analog Devices, Inc.	398,402	90,939
	Palo Alto Networks, Inc.1	260,884	88,442
	SK hynix, Inc.	449,089	76,161
	Applied Materials, Inc.	300,000	70,797
	ServiceNow, Inc.1	85,000	66,867
	QUALCOMM, Inc.	225,964	45,007
	Arista Networks, Inc.1	125,000	43,810
	Micron Technology, Inc.	312,085	41,049
	Adobe, Inc.1	43,879	24,377
			10,443,021

Industrials	RTX Corp.	8,103,024	813,463
14.13%	General Electric Co.	4,485,249	713,020
	Boeing Co.1	2,877,649	523,761
	Automatic Data Processing, Inc.	1,695,401	404,675
	Carrier Global Corp.	5,347,121	337,296
	General Dynamics Corp.	1,160,968	336,843
	GFL Environmental, Inc., subordinate voting shares	7,977,235	310,554
	TFI International, Inc.	2,067,287	300,087
	Airbus SE, non-registered shares	1,921,964	265,011
	Honeywell International, Inc.	1,181,440	252,285
	TransDigm Group, Inc.	181,773	232,235
	United Rentals, Inc.	326,897	211,414
	Ingersoll-Rand, Inc.	2,103,958	191,124
	Woodward, Inc.	911,690	158,981
	XPO, Inc.1	1,216,922	129,176
	Paychex, Inc.	1,059,135	125,571
	L3Harris Technologies, Inc.	381,989	85,787
	APi Group Corp.1	1,599,578	60,192
	CSX Corp.	1,702,773	56,958
	Union Pacific Corp.	250,000	56,565
	Delta Air Lines, Inc.	900,000	42,696
	TELUS International (Cda), Inc., subordinate voting shares1,2	5,158,625	29,817
	GE Vernova, Inc.1	162,500	27,870
			5,665,381

Health care	UnitedHealth Group, Inc.	2,278,818	1,160,511
13.53%	Eli Lilly and Co.	763,290	691,068
	AbbVie, Inc.	3,366,224	577,375
	Vertex Pharmaceuticals, Inc.1	797,380	373,748
	Thermo Fisher Scientific, Inc.	655,353	362,410
	GE HealthCare Technologies, Inc.	4,503,797	350,936
	Abbott Laboratories	2,886,063	299,891
	Danaher Corp.	896,225	223,922
	Revvity, Inc.	1,988,505	208,515
	IQVIA Holdings, Inc.1	659,338	139,410

American Funds Insurance Series 52

Growth-Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	Sanofi	1,245,837	$ 119,751
(continued)	Cencora, Inc.	446,557	100,609
	CVS Health Corp.	1,696,989	100,224
	Novo Nordisk AS, Class B	663,888	94,840
	Johnson & Johnson	505,000	73,811
	DexCom, Inc.1	647,230	73,383
	Gilead Sciences, Inc.	1,021,474	70,083
	Takeda Pharmaceutical Co., Ltd.	2,667,554	69,193
	Regeneron Pharmaceuticals, Inc.1	58,996	62,007
	Stryker Corp.	170,434	57,990
	Insulet Corp.1	239,321	48,295
	Bristol-Myers Squibb Co.	1,150,000	47,759
	Amgen, Inc.	151,000	47,180
	Intuitive Surgical, Inc.1	87,269	38,822
	Medtronic PLC	462,434	36,398

			5,428,131

Communication	Meta Platforms, Inc., Class A	3,777,491	1,904,687
services	Alphabet, Inc., Class C	5,082,000	932,140
10.47%	Alphabet, Inc., Class A	5,032,544	916,678
	Netflix, Inc.1	535,531	361,419
	Comcast Corp., Class A	2,098,931	82,194

			4,197,118

Consumer	Amazon.com, Inc.1	8,582,508	1,658,570
discretionary	Wyndham Hotels & Resorts, Inc.3	5,233,154	387,253
9.71%	Restaurant Brands International, Inc.	3,718,191	261,649
	Royal Caribbean Cruises, Ltd.1	1,510,459	240,812
	Tesla, Inc.1	1,104,141	218,487
	Home Depot, Inc.	582,781	200,617
	InterContinental Hotels Group PLC	1,396,700	146,434
	Churchill Downs, Inc.	939,327	131,130
	Tapestry, Inc.	2,982,230	127,610
	Hasbro, Inc.	1,788,473	104,626
	Sony Group Corp.	1,045,100	88,804
	McDonald’s Corp.	299,478	76,319
	YUM! Brands, Inc.	350,000	46,361
	TJX Companies, Inc.	328,670	36,187
	LVMH Moët Hennessy-Louis Vuitton SE	44,522	34,191
	Hilton Worldwide Holdings, Inc.	151,393	33,034
	DoorDash, Inc., Class A1	266,642	29,005
	Tractor Supply Co.	99,068	26,748
	Entain PLC	3,054,537	24,183
	General Motors Co.	504,165	23,423

			3,895,443

Financials	Mastercard, Inc., Class A	1,208,007	532,924
9.67%	JPMorgan Chase & Co.	2,630,136	531,971
	Fidelity National Information Services, Inc.	6,795,448	512,105
	S&P Global, Inc.	706,397	315,053
	BlackRock, Inc.	356,179	280,427
	Capital One Financial Corp.	1,869,673	258,856
	Berkshire Hathaway, Inc., Class B1	540,000	219,672
	Marsh & McLennan Companies, Inc.	878,016	185,016
	Visa, Inc., Class A	652,149	171,170
	Power Corporation of Canada, subordinate voting shares2	4,060,000	112,833
	Chubb, Ltd.	435,647	111,125
	B3 SA - Brasil, Bolsa, Balcao	56,528,755	103,550
	PNC Financial Services Group, Inc.	520,903	80,990

53American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	First Citizens BancShares, Inc., Class A	46,090	$ 77,598
(continued)	Wells Fargo & Co.	1,300,000	77,207
	Morgan Stanley	750,000	72,892
	Arthur J. Gallagher & Co.	220,000	57,048
	State Street Corp.	760,000	56,240
	American International Group, Inc.	704,000	52,265
	American Express Co.	175,780	40,702
	CME Group, Inc., Class A	152,718	30,024

			3,879,668

Consumer staples	British American Tobacco PLC	15,047,095	462,550
3.45%	General Mills, Inc.	2,690,394	170,194
	Philip Morris International, Inc.	1,608,349	162,974
	Constellation Brands, Inc., Class A	607,364	156,263
	Mondelez International, Inc., Class A	2,236,033	146,326
	Church & Dwight Co., Inc.	1,177,008	122,032
	Imperial Brands PLC	4,190,585	107,295
	Keurig Dr Pepper, Inc.	1,019,386	34,047
	Kraft Heinz Co. (The)	694,940	22,391
	Monster Beverage Corp.1	17,894	894
			1,384,966

Energy	Baker Hughes Co., Class A	9,934,219	349,386
3.02%	Canadian Natural Resources, Ltd. (CAD denominated)	8,858,000	315,522
	Exxon Mobil Corp.	1,841,478	211,991
	EOG Resources, Inc.	1,118,566	140,794
	Chevron Corp.	535,000	83,685
	TC Energy Corp.	1,629,755	61,768
	ConocoPhillips	434,738	49,725

			1,212,871

Materials	Air Products and Chemicals, Inc.	1,615,736	416,941
3.02%	Freeport-McMoRan, Inc.	3,982,222	193,536
	Linde PLC	422,331	185,323
	Celanese Corp.	1,186,264	160,015
	Eastman Chemical Co.	1,613,268	158,052
	LyondellBasell Industries NV	579,974	55,480
	Albemarle Corp.	431,100	41,179

			1,210,526

Utilities	PG&E Corp.	18,016,861	314,575
2.32%	CenterPoint Energy, Inc.	5,843,418	181,029
	Edison International	1,380,480	99,132
	DTE Energy Co.	866,518	96,192
	Entergy Corp.	838,520	89,722
	Sempra	800,000	60,848
	Constellation Energy Corp.	250,468	50,161
	NextEra Energy, Inc.	564,975	40,006

			931,665

American Funds Insurance Series 54

Growth-Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Real estate	VICI Properties, Inc. REIT	9,162,577	$262,416
1.82%	Equinix, Inc. REIT	338,856	256,379
	American Tower Corp. REIT	620,421	120,597
	Welltower, Inc. REIT	570,000	59,423
	Prologis, Inc. REIT	275,887	30,985

			729,800

	Total common stocks (cost: $23,669,490,000)		38,978,590
Bonds, notes & other debt instruments 0.01%		Principal amount

		(000)

Corporate bonds, notes & loans 0.01%

Industrials	Boeing Co. 4.875% 5/1/2025	USD4,706	4,657
0.01%

Consumer	General Motors Financial Co., Inc. 4.30% 7/13/2025	160	158
discretionary	General Motors Financial Co., Inc. 5.25% 3/1/2026	827	823
0.00%
			981

	Total corporate bonds, notes & loans		5,638

	Total bonds, notes & other debt instruments (cost: $5,645,000)		5,638
Short-term securities 2.80%		Shares

Money market investments 2.53%

	Capital Group Central Cash Fund 5.37%3,4	10,132,744	1,013,274

Money market investments purchased with collateral from securities on loan 0.27%

	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 5.23%4,5	61,453,772	61,454
	State Street Institutional U.S. Government Money Market Fund,
	Institutional Class 5.22%4,5	46,397,862	46,398
			107,852

	Total short-term securities (cost: $1,121,116,000)		1,121,126

	Total investment securities 99.99% (cost: $24,796,251,000)		40,105,354
	Other assets less liabilities 0.01%		2,266

	Net assets 100.00%		$40,107,620

55American Funds Insurance Series

Growth-Income Fund (continued)

Investments in affiliates3

				Net	Net
	Value at				unrealized		Dividend
				realized	appreciation	Value at	or interest
	1/1/2024	Additions	Reductions	gain (loss)	(depreciation)	6/30/2024	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Common stocks 0.96%
Consumer discretionary 0.96%
Wyndham Hotels & Resorts, Inc.	$106,302	$282,386	$—	$—	$(1,435)	$387,253	$ 1,670
Short-term securities 2.53%
Money market investments 2.53%
Capital Group Central Cash Fund 5.37%4	1,430,798	5,734,011	6,151,892	509	(152)	1,013,274	31,439

Total 3.49%				$509	$(1,587)	$1,400,527	$33,109

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $114,087,000, which represented .28% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

4Rate represents the seven-day yield at 6/30/2024.

5Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)

CAD = Canadian dollars

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series 56
International Growth and Income Fund

Investment portfolio June 30, 2024			unaudited
Common stocks 93.66%			Value
		Shares	(000)

Financials	AXA SA	138,710	$ 4,567
18.53%	Zurich Insurance Group AG	6,511	3,464
	Tokio Marine Holdings, Inc.	77,000	2,890
	Resona Holdings, Inc.	382,200	2,538
	HSBC Holdings PLC (GBP denominated)	231,078	2,000
	HSBC Holdings PLC (HKD denominated)	55,200	483
	KB Financial Group, Inc.	41,786	2,369
	UniCredit SpA	60,402	2,251
	Ping An Insurance (Group) Company of China, Ltd., Class H	465,000	2,114
	Edenred SA	49,577	2,092
	Hiscox, Ltd.	143,056	2,078
	Tryg A/S	93,921	2,052
	Banco Bilbao Vizcaya Argentaria, SA	199,520	1,991
	Société Générale	79,587	1,858
	Deutsche Bank AG	114,032	1,819
	Hana Financial Group, Inc.	40,716	1,785
	AIA Group, Ltd.	258,800	1,755
	Skandinaviska Enskilda Banken AB, Class A	111,021	1,645
	NatWest Group PLC	395,137	1,550
	Euronext NV	16,511	1,524
	CaixaBank, SA, non-registered shares	217,373	1,150
	HDFC Bank, Ltd.	53,386	1,078
	Grupo Financiero Banorte, SAB de CV, Series O	137,554	1,072
	Bank Hapoalim BM	111,973	989
	London Stock Exchange Group PLC	7,674	910
	DBS Group Holdings, Ltd.	34,284	903
	Royal Bank of Canada	8,284	882
	Aon PLC, Class A	2,812	826
	Kotak Mahindra Bank, Ltd.	37,209	800
	Prudential PLC	87,009	789
	DNB Bank ASA	37,900	744
	3i Group PLC	16,295	628
	CVC Capital Partners PLC1	34,088	626
	Dai-ichi Life Holdings, Inc.	20,400	548
	Mediobanca SpA	35,646	525
	United Overseas Bank, Ltd.	21,100	487
	Mizuho Financial Group, Inc.	22,900	480
	ICICI Bank, Ltd. (ADR)	16,655	480
	Brookfield Corp., Class A (CAD denominated)	11,454	476
	XP, Inc., Class A	26,563	467
	Macquarie Group, Ltd.	3,325	454
	Canara Bank	311,140	445
	Intesa Sanpaolo SpA	112,002	418
	Hong Kong Exchanges and Clearing, Ltd.	12,400	395
	Discovery, Ltd.	49,301	365
	Bank Mandiri (Persero) Tbk PT	862,900	322
	Hang Seng Bank, Ltd.	24,000	307
	Banco Santander, SA	52,177	242
	Banca Generali SpA	5,885	236
	ABN AMRO Bank NV	11,559	189
	AU Small Finance Bank, Ltd.	12,289	99
	Moscow Exchange MICEX-RTS PJSC2	346,177	—3
	Sberbank of Russia PJSC2	476,388	—3
			61,157

Information	Taiwan Semiconductor Manufacturing Co., Ltd.	448,000	13,324
technology	ASML Holding NV	8,235	8,496
14.93%	MediaTek, Inc.	149,000	6,370
	Broadcom, Inc.	2,985	4,793
	Samsung Electronics Co., Ltd.	59,498	3,496
	SAP SE	11,089	2,251

57American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Information	Tokyo Electron, Ltd.	9,000	$ 1,976
technology	Sage Group PLC (The)	102,323	1,404
(continued)	Capgemini SE	6,700	1,327
	Keyence Corp.	2,600	1,147
	ASM International NV	1,504	1,146
	E Ink Holdings, Inc.	115,000	897
	ASMPT, Ltd.	42,000	585
	Halma PLC	15,200	518
	Fujitsu, Ltd.	31,900	501
	NEC Corp.	5,500	450
	eMemory Technology, Inc.	3,000	236
	Tata Consultancy Services, Ltd.	4,166	194
	Nomura Research Institute, Ltd.	5,300	150

			49,261

Industrials	Airbus SE, non-registered shares	40,597	5,598
13.71%	BAE Systems PLC	324,254	5,414
	ABB, Ltd.	55,843	3,091
	Ryanair Holdings PLC (ADR)	19,350	2,253
	RELX PLC	40,271	1,846
	Rheinmetall AG, non-registered shares	3,627	1,845
	SMC Corp.	3,100	1,480
	Safran SA	6,989	1,470
	Mitsui & Co., Ltd.	61,800	1,410
	Thales SA	8,242	1,324
	TFI International, Inc.	4,873	707
	TFI International, Inc. (CAD denominated)	3,952	574
	Alliance Global Group, Inc.	7,668,600	1,132
	Diploma PLC	20,936	1,092
	Siemens AG	5,713	1,063
	CCR SA, ordinary nominative shares	492,117	1,025
	Copa Holdings, SA, Class A	10,465	996
	Epiroc AB, Class B	31,801	580
	Epiroc AB, Class A	19,194	383
	ITOCHU Corp.	19,000	932
	Pluxee NV1	33,005	926
	Canadian National Railway Co. (CAD denominated)	7,065	835
	ASSA ABLOY AB, Class B	29,355	832
	Hitachi, Ltd.	34,000	767
	Caterpillar, Inc.	2,189	729
	Fluidra, SA, non-registered shares	33,272	691
	SITC International Holdings Co., Ltd.	253,659	687
	Volvo AB, Class B	23,941	614
	Bunzl PLC	15,283	580
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	31,389	491
	Komatsu, Ltd.	14,200	413
	Deutsche Post AG	9,883	400
	Techtronic Industries Co., Ltd.	33,592	384
	Contemporary Amperex Technology Co., Ltd., Class A	14,400	356
	Adecco Group AG	10,196	339
	Melrose Industries PLC	45,326	317
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	45,700	293
	Daikin Industries, Ltd.	1,900	263
	Wizz Air Holdings PLC1	9,176	260
	International Container Terminal Services, Inc.	40,750	243
	VAT Group AG	324	182
	Shenzhen Inovance Technology Co., Ltd., Class A	22,400	158

American Funds Insurance Series 58

International Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	DSV A/S	887	$ 136
(continued)	Aalberts NV, non-registered shares	2,901	118
	LIXIL Corp.	700	7

			45,236

Consumer	Renault SA	73,265	3,737
discretionary	Industria de Diseño Textil, SA	73,940	3,654
9.99%	LVMH Moët Hennessy-Louis Vuitton SE	3,178	2,441
	Trip.com Group, Ltd. (ADR)1	39,070	1,836
	Trip.com Group, Ltd.1	9,750	462
	Evolution AB	19,770	2,060
	InterContinental Hotels Group PLC	18,156	1,904
	MGM China Holdings, Ltd.	1,128,400	1,756
	Prosus NV, Class N	40,579	1,437
	Restaurant Brands International, Inc. (CAD denominated)	19,418	1,368
	Midea Group Co., Ltd., Class A	153,300	1,361
	Stellantis NV	55,477	1,091
	B&M European Value Retail SA	191,615	1,060
	Wynn Macau, Ltd.	1,149,600	943
	Suzuki Motor Corp.	78,000	903
	Hyundai Motor Co.	4,112	877
	H World Group, Ltd. (ADR)	23,966	799
	Bajaj Auto, Ltd.	6,556	746
	Galaxy Entertainment Group, Ltd.	130,361	607
	Paltac Corp.	21,000	571
	D’Ieteren Group	2,554	540
	Amadeus IT Group SA, Class A, non-registered shares	6,960	463
	Nitori Holdings Co., Ltd.	4,300	455
	Entain PLC	46,518	368
	Dixon Technologies (India), Ltd.	2,332	333
	Sands China, Ltd.1	117,572	245
	China Tourism Group Duty Free Corp., Ltd., Class A	18,300	157
	China Tourism Group Duty Free Corp., Ltd., Class H4	14,300	87
	Compagnie Financière Richemont SA, Class A	1,499	234
	Maruti Suzuki India, Ltd.	1,334	192
	Vedant Fashions, Ltd.1	13,629	171
	Kering SA	352	128

			32,986

Health care	Novo Nordisk AS, Class B	78,488	11,212
8.68%	AstraZeneca PLC	54,092	8,433
	Sanofi	35,982	3,459
	EssilorLuxottica SA	9,832	2,109
	Bayer AG	32,527	920
	HOYA Corp.	4,800	562
	Grifols, SA, Class B (ADR)1	86,548	546
	Genus PLC	19,907	416
	Siemens Healthineers AG	6,899	397
	Roche Holding AG, nonvoting non-registered shares	671	186
	BeiGene, Ltd. (ADR)1	1,113	159
	Hypera SA, ordinary nominative shares	27,159	139
	Max Healthcare Institute, Ltd.	9,259	104
	Euroapi SA1,4	1,412	4
			28,646

Consumer staples	British American Tobacco PLC	122,877	3,777
8.23%	Philip Morris International, Inc.	32,074	3,250
	Nestlé SA	26,134	2,668
	Carlsberg A/S, Class B	18,766	2,246

59American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer staples	Imperial Brands PLC	74,106	$ 1,897
(continued)	Arca Continental, SAB de CV	171,771	1,684
	KT&G Corp.	22,515	1,440
	Anheuser-Busch InBev SA/NV	21,630	1,250
	Tsingtao Brewery Co., Ltd., Class H	179,738	1,198
	Carrefour SA, non-registered shares	78,343	1,107
	Pernod Ricard SA	8,078	1,099
	ITC, Ltd.	164,549	835
	L’Oréal SA, non-registered shares	1,830	805
	Kweichow Moutai Co., Ltd., Class A	3,690	744
	Asahi Group Holdings, Ltd.4	20,300	717
	Ocado Group PLC1	161,370	590
	Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	328,401	568
	Danone SA	7,212	440
	Uni-Charm Corp.	10,000	320
	Yamazaki Baking Co., Ltd.	14,400	296
	United Spirits, Ltd.	14,813	227

			27,158

Communication	Koninklijke KPN NV	1,146,738	4,395
services	Publicis Groupe SA	40,982	4,344
6.68%	Tencent Holdings, Ltd.	66,200	3,142
	Telefónica, SA, non-registered shares	387,885	1,643
	América Móvil, SAB de CV, Class B (ADR)	88,684	1,508
	BT Group PLC	648,421	1,151
	Universal Music Group NV	33,264	986
	MTN Group, Ltd.	183,621	852
	KANZHUN, Ltd., Class A (ADR)	39,661	746
	HYBE Co., Ltd.	4,081	601
	Vodafone Group PLC	622,480	548
	Indus Towers, Ltd.1	107,317	483
	Deutsche Telekom AG	17,672	445
	Nippon Television Holdings, Inc.	30,000	434
	Nintendo Co., Ltd.	5,900	315
	NetEase, Inc.	14,000	267
	Singapore Telecommunications, Ltd.	93,300	189

			22,049

Energy	TotalEnergies SE	100,699	6,711
4.73%	BP PLC	343,327	2,069
	Cameco Corp. (CAD denominated)	36,331	1,787
	Canadian Natural Resources, Ltd. (CAD denominated)	49,128	1,750
	TC Energy Corp. (CAD denominated)	27,477	1,042
	Gaztransport & Technigaz SA	4,499	586
	Schlumberger NV	11,717	553
	Aker BP ASA	17,760	453
	Tourmaline Oil Corp.	7,638	346
	Cenovus Energy, Inc. (CAD denominated)	9,026	177
	Cenovus Energy, Inc.	7,706	152
	Sovcomflot PAO2	356,717	—3
	Gazprom PJSC1,2	671,150	—3
	LUKOIL Oil Co. PJSC2	9,706	—3
			15,626

Materials	Linde PLC	4,258	1,868
4.69%	Glencore PLC	304,423	1,736
	Vale SA, ordinary nominative shares	87,487	974
	Vale SA (ADR), ordinary nominative shares	50,572	565
	Newmont Corp.	32,906	1,378

American Funds Insurance Series 60

International Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Materials	Rio Tinto PLC	19,684	$ 1,296
(continued)	Barrick Gold Corp.	57,997	967
	Air Liquide SA	5,188	893
	Fortescue, Ltd.	56,612	809
	Nutrien, Ltd. (CAD denominated)	15,631	796
	Holcim, Ltd.	8,452	750
	Freeport-McMoRan, Inc.	13,272	645
	Grupo México, SAB de CV, Series B	94,371	508
	Sika AG	1,728	492
	First Quantum Minerals, Ltd.	30,289	398
	Givaudan SA	72	341
	Franco-Nevada Corp.	2,845	337
	Shin-Etsu Chemical Co., Ltd.	8,500	330
	Anhui Conch Cement Co., Ltd., Class H	75,000	178
	Fresnillo PLC	23,302	166
	Asahi Kasei Corp.	10,100	65
	Alrosa PJSC2	53,607	—3
			15,492

Utilities	Engie SA	156,038	2,223
1.95%	SSE PLC	54,244	1,223
	Brookfield Infrastructure Partners, LP	35,300	970
	Iberdrola, SA, non-registered shares	67,138	871
	Veolia Environnement SA	17,566	527
	ENN Energy Holdings, Ltd.	38,759	319
	National Grid PLC	25,946	289

			6,422

Real estate	CK Asset Holdings, Ltd.	393,500	1,473
1.54%	Mitsubishi Estate Co., Ltd.	65,100	1,026
	Prologis Property Mexico, SA de CV, REIT	257,827	842
	Embassy Office Parks REIT	154,717	658
	Link REIT	127,868	497
	Longfor Group Holdings, Ltd.	359,742	493
	Macrotech Developers, Ltd.	5,414	97

			5,086

	Total common stocks (cost: $250,671,000)		309,119
Preferred securities 0.13%

Materials	Gerdau SA, preferred nominative shares	75,098	247
0.07%

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	4,070	187
technology
	Total preferred securities (cost: $503,000)		434
0.06%

61American Funds Insurance Series

International Growth and Income Fund (continued)

Short-term securities 5.91%

Value

Shares(000)

Money market investments 5.91%

Capital Group Central Cash Fund 5.37%5,6	195,197	$19,520
Total short-term securities (cost: $19,517,000)		19,520

Total investment securities 99.70% (cost: $270,691,000)		329,073
Other assets less liabilities 0.30%		978

Net assets 100.00%		$330,051

Investments in affiliates6

				Net	Net
	Value at				unrealized		Dividend
				realized	appreciation	Value at	or interest
	1/1/2024	Additions	Reductions	gain (loss)	(depreciation)	6/30/2024	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 5.91%
Money market investments 5.91%
Capital Group Central Cash Fund 5.37%5	$10,070	$35,411	$25,962	$—3	$1	$19,520	$385

1Security did not produce income during the last 12 months.

2Value determined using significant unobservable inputs.

3Amount less than one thousand.

4All or a portion of this security was on loan. The total value of all such securities was $715,000, which represented .22% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

5Rate represents the seven-day yield at 6/30/2024.

6Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

GBP = British pounds

HKD = Hong Kong dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

American Funds Insurance Series 62

Capital Income Builder

Investment portfolio June 30, 2024			unaudited
Common stocks 78.04%			Value
		Shares	(000)

Financials	JPMorgan Chase & Co.	86,767	$ 17,549
12.98%	Zurich Insurance Group AG	25,555	13,596
	Morgan Stanley	100,945	9,811
	BlackRock, Inc.	11,956	9,413
	CME Group, Inc., Class A	41,646	8,188
	Münchener Rückversicherungs-Gesellschaft AG	15,062	7,531
	DBS Group Holdings, Ltd.	274,816	7,242
	ING Groep NV	418,792	7,176
	PNC Financial Services Group, Inc.	34,083	5,299
	Power Corporation of Canada, subordinate voting shares1	165,641	4,603
	Intact Financial Corp.	26,141	4,357
	Kaspi.kz JSC (GDR)2	21,756	2,807
	Kaspi.kz JSC (ADR)	9,355	1,207
	AIA Group, Ltd.	523,553	3,550
	Wells Fargo & Co.	58,806	3,492
	American International Group, Inc.	46,102	3,423
	B3 SA - Brasil, Bolsa, Balcao	1,785,756	3,271
	Citizens Financial Group, Inc.	85,401	3,077
	Apollo Asset Management, Inc.	25,493	3,010
	Truist Financial Corp.	72,170	2,804
	Hana Financial Group, Inc.	62,338	2,733
	Swedbank AB, Class A	118,149	2,438
	360 ONE WAM, Ltd.	203,766	2,382
	Great-West Lifeco, Inc.	76,851	2,242
	Blackstone, Inc.	17,696	2,191
	East West Bancorp, Inc.	29,849	2,186
	Bank Central Asia Tbk PT	3,326,500	2,007
	Toronto-Dominion Bank (The) (CAD denominated)	36,395	2,001
	Principal Financial Group, Inc.	23,609	1,852
	3i Group PLC	41,828	1,613
	NatWest Group PLC	407,223	1,597
	EFG International AG	107,876	1,587
	BNP Paribas SA	24,071	1,542
	Skandinaviska Enskilda Banken AB, Class A	98,973	1,466
	UniCredit SpA	37,589	1,401
	Banco Bilbao Vizcaya Argentaria, SA	139,712	1,394
	Webster Financial Corp.	31,946	1,393
	State Street Corp.	18,578	1,375
	TPG, Inc., Class A	30,962	1,283
	KBC Groep NV	17,609	1,242
	Western Union Co.	93,040	1,137
	National Bank of Canada	13,863	1,100
	Banco Santander, SA	230,887	1,070
	Bank Mandiri (Persero) Tbk PT	2,858,800	1,068
	Hong Kong Exchanges and Clearing, Ltd.	33,200	1,058
	Euronext NV	10,922	1,008
	United Overseas Bank, Ltd.	37,700	871
	DNB Bank ASA	43,603	856
	Patria Investments, Ltd., Class A	63,717	768
	China Pacific Insurance (Group) Co., Ltd., Class H	277,950	678
	Tokio Marine Holdings, Inc.	17,500	657
	Vontobel Holding AG	10,823	648
	Fukuoka Financial Group, Inc.	19,200	515
	Houlihan Lokey, Inc., Class A	3,658	493
	Bank of Montreal	4,550	382
	Resona Holdings, Inc.	35,400	235
	Deutsche Bank AG	9,889	158
	Moscow Exchange MICEX-RTS PJSC3	875,002	—4
	Sberbank of Russia PJSC3	204,176	—4
			170,033

63American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)			Value
		Shares	(000)

Information	Broadcom, Inc.	35,027	$ 56,237
technology	Microsoft Corp.	67,439	30,142
11.61%	Taiwan Semiconductor Manufacturing Co., Ltd.	659,800	19,623
	Texas Instruments, Inc.	53,452	10,398
	KLA Corp.	7,281	6,003
	Seagate Technology Holdings PLC	55,323	5,713
	Samsung Electronics Co., Ltd.	74,874	4,400
	SAP SE	18,492	3,755
	Analog Devices, Inc.	15,346	3,503
	Accenture PLC, Class A	10,703	3,247
	TDK Corp.	42,200	2,579
	Tokyo Electron, Ltd.	8,700	1,911
	GlobalWafers Co., Ltd.	92,938	1,537
	HCL Technologies, Ltd.	82,600	1,441
	Intel Corp.	29,886	926
	Capgemini SE	2,349	465
	BE Semiconductor Industries NV	1,523	254

			152,134

Health care	AbbVie, Inc.	172,276	29,549
9.86%	Abbott Laboratories	150,609	15,650
	AstraZeneca PLC	93,359	14,554
	Amgen, Inc.	43,722	13,661
	Gilead Sciences, Inc.	198,811	13,640
	Sanofi	82,690	7,948
	Medtronic PLC	76,952	6,057
	Bristol-Myers Squibb Co.	99,925	4,150
	UnitedHealth Group, Inc.	8,005	4,077
	Merck & Co., Inc.	29,723	3,680
	Roche Holding AG, nonvoting non-registered shares	12,267	3,404
	CVS Health Corp.	57,311	3,385
	Novartis AG	20,454	2,191
	GSK PLC	104,736	2,019
	EssilorLuxottica SA	8,529	1,830
	Takeda Pharmaceutical Co., Ltd.	60,125	1,559
	EBOS Group, Ltd.	65,279	1,281
	Pfizer, Inc.	18,765	525

			129,160

Industrials	RTX Corp.	236,467	23,739
9.11%	Siemens AG	44,233	8,227
	BAE Systems PLC	410,089	6,847
	Union Pacific Corp.	28,014	6,338
	Volvo AB, Class B	232,382	5,961
	Deutsche Post AG	133,097	5,385
	FedEx Corp.	17,608	5,280
	Honeywell International, Inc.	24,572	5,247
	RELX PLC	113,100	5,185
	Mitsubishi Corp.	237,481	4,671
	Paychex, Inc.	37,913	4,495
	SGS SA	44,778	3,984
	Carrier Global Corp.	62,055	3,914
	Marubeni Corp.	199,500	3,727
	Singapore Technologies Engineering, Ltd.	1,018,100	3,251
	Broadridge Financial Solutions, Inc.	15,016	2,958
	Canadian National Railway Co. (CAD denominated)	23,492	2,776
	Automatic Data Processing, Inc.	10,954	2,615
	Trinity Industries, Inc.	78,562	2,351
	Trelleborg AB, Class B	41,358	1,602
	ITOCHU Corp.	30,300	1,487

American Funds Insurance Series 64

Capital Income Builder (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	Schneider Electric SE	6,137	$ 1,464
(continued)	Bureau Veritas SA	50,133	1,384
	Compañia de Distribución Integral Logista Holdings, SA, non-registered shares	47,027	1,328
	Northrop Grumman Corp.	2,555	1,114
	Waste Management, Inc.	4,833	1,031
	General Dynamics Corp.	2,797	812
	Sulzer AG	5,049	698
	Illinois Tool Works, Inc.	2,886	684
	Airbus SE, non-registered shares	3,930	542
	Epiroc AB, Class B	12,727	232
	UL Solutions, Inc., Class A	1,100	46

			119,375

Consumer staples	Philip Morris International, Inc.	307,980	31,208
8.72%	British American Tobacco PLC	361,768	11,121
	British American Tobacco PLC (ADR)	65,265	2,018
	Mondelez International, Inc., Class A	136,791	8,952
	Nestlé SA	73,098	7,462
	Imperial Brands PLC	231,107	5,917
	General Mills, Inc.	85,961	5,438
	PepsiCo, Inc.	29,747	4,906
	Dollar General Corp.	34,248	4,529
	ITC, Ltd.	817,623	4,149
	Procter & Gamble Co.	19,722	3,253
	Altria Group, Inc.	70,341	3,204
	Carlsberg A/S, Class B	23,465	2,808
	Danone SA	43,223	2,638
	Kimberly-Clark Corp.	18,542	2,562
	Sysco Corp.	29,707	2,121
	Diageo PLC	61,994	1,950
	Asahi Group Holdings, Ltd.1	53,600	1,893
	Seven & i Holdings Co., Ltd.	122,700	1,494
	Kao Corp.1	36,200	1,471
	WH Group, Ltd.	2,047,500	1,347
	Molson Coors Beverage Co., Class B, restricted voting shares	21,854	1,111
	Anheuser-Busch InBev SA/NV	14,423	833
	Pernod Ricard SA	6,104	831
	Kenvue, Inc.	29,864	543
	Scandinavian Tobacco Group A/S	24,914	352
	Vector Group, Ltd.	7,500	79

			114,190

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	397,400	14,155
6.26%	Exxon Mobil Corp.	104,989	12,086
	TC Energy Corp. (CAD denominated)1	286,565	10,863
	Shell PLC (GBP denominated)	270,995	9,739
	Shell PLC (ADR)	9,377	677
	EOG Resources, Inc.	69,270	8,719
	BP PLC	1,055,455	6,360
	TotalEnergies SE	77,762	5,183
	ConocoPhillips	34,075	3,897
	Chevron Corp.	19,728	3,086
	Equitrans Midstream Corp.	202,127	2,624
	Cenovus Energy, Inc.	64,079	1,260
	Cenovus Energy, Inc. (CAD denominated)	33,067	650
	DT Midstream, Inc.	15,549	1,104

65American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)			Value
		Shares	(000)

Energy	Neste OYJ	44,705	$ 793
(continued)	Schlumberger NV	16,544	780
	Gazprom PJSC3,5	880,428	—4
			81,976

Utilities	SSE PLC	345,541	7,794
6.08%	Engie SA	523,498	7,456
	E.ON SE	499,028	6,540
	Dominion Energy, Inc.	129,918	6,366
	Iberdrola, SA, non-registered shares	484,339	6,283
	Edison International	81,700	5,867
	DTE Energy Co.	52,323	5,808
	Duke Energy Corp.	51,699	5,182
	Pinnacle West Capital Corp.	58,175	4,443
	Sempra	56,345	4,286
	Southern Co. (The)	53,023	4,113
	CenterPoint Energy, Inc.	127,057	3,936
	AES Corp.	179,235	3,149
	Entergy Corp.	25,916	2,773
	National Grid PLC	242,338	2,702
	SembCorp Industries, Ltd.	254,500	900
	ENN Energy Holdings, Ltd.	99,100	816
	Power Grid Corporation of India, Ltd.	172,853	682
	Power Assets Holdings, Ltd.	117,500	633

			79,729

Consumer	McDonald’s Corp.	35,746	9,110
discretionary	Home Depot, Inc.	24,120	8,303
4.33%	LVMH Moët Hennessy-Louis Vuitton SE	8,203	6,299
	YUM! Brands, Inc.	29,699	3,934
	Industria de Diseño Textil, SA	68,847	3,402
	Midea Group Co., Ltd., Class A	378,475	3,361
	Restaurant Brands International, Inc.	40,800	2,871
	Tractor Supply Co.	9,884	2,669
	Darden Restaurants, Inc.	17,308	2,619
	Stellantis NV	129,220	2,541
	Vail Resorts, Inc.	11,999	2,161
	NEXT PLC	15,514	1,774
	Galaxy Entertainment Group, Ltd.	271,000	1,262
	Kering SA	3,432	1,248
	Starbucks Corp.	10,911	849
	Bridgestone Corp.1	20,700	816
	Compagnie Financière Richemont SA, Class A	5,082	793
	Hasbro, Inc.	11,938	698
	International Game Technology PLC	22,715	465
	Amadeus IT Group SA, Class A, non-registered shares	6,772	451
	OPAP SA	26,284	412
	Jumbo SA	13,271	381
	Inchcape PLC	31,417	296

			56,715

Real estate	VICI Properties, Inc. REIT	624,137	17,875
4.02%	Extra Space Storage, Inc. REIT	34,866	5,419
	Public Storage REIT	12,858	3,699
	Rexford Industrial Realty, Inc. REIT	82,059	3,659
	American Tower Corp. REIT	15,959	3,102
	Prologis, Inc. REIT	26,182	2,940
	Welltower, Inc. REIT	27,117	2,827
	Crown Castle, Inc. REIT	22,999	2,247

American Funds Insurance Series 66

Capital Income Builder (continued)

Common stocks (continued)			Value
		Shares	(000)

Real estate	Link REIT	465,248	$1,807
(continued)	CTP NV	75,076	1,277
	Equinix, Inc. REIT	1,607	1,216
	CK Asset Holdings, Ltd.	297,000	1,112
	Charter Hall Group REIT	143,138	1,059
	Digital Realty Trust, Inc. REIT	6,342	964
	Mindspace Business Parks REIT	233,888	934
	UDR, Inc. REIT	17,780	732
	POWERGRID Infrastructure Investment Trust REIT	563,128	648
	Embassy Office Parks REIT	140,661	598
	Longfor Group Holdings, Ltd.1	335,634	460
	Kimco Realty Corp. REIT	5,095	99

			52,674

Communication	Comcast Corp., Class A	132,412	5,185
services	Verizon Communications, Inc.	121,175	4,997
2.78%	Koninklijke KPN NV	1,078,485	4,133
	Singapore Telecommunications, Ltd.	1,937,600	3,919
	Publicis Groupe SA	28,814	3,054
	América Móvil, SAB de CV, Class B (ADR)	163,841	2,785
	SoftBank Corp.	215,200	2,633
	Deutsche Telekom AG	73,880	1,859
	TELUS Corp.	115,449	1,748
	WPP PLC	129,237	1,185
	Warner Music Group Corp., Class A	37,241	1,141
	Omnicom Group, Inc.	11,563	1,037
	HKT Trust and HKT, Ltd., units	908,240	1,019
	T-Mobile US, Inc.	4,185	737
	Nippon Telegraph and Telephone Corp.	594,700	562
	Telkom Indonesia (Persero) Tbk PT, Class B	2,242,000	426

			36,420

Materials	Air Products and Chemicals, Inc.	25,888	6,680
2.29%	Rio Tinto PLC	71,900	4,733
	Linde PLC	9,836	4,316
	Smurfit Kappa Group PLC	61,567	2,737
	Vale SA (ADR), ordinary nominative shares	184,297	2,059
	BHP Group, Ltd. (CDI)	68,808	1,971
	Evonik Industries AG	61,839	1,261
	Eastman Chemical Co.	12,625	1,237
	Shin-Etsu Chemical Co., Ltd.	24,762	963
	WestRock Co.	17,595	884
	BASF SE	17,655	853
	Celanese Corp.	5,602	756
	UPM-Kymmene OYJ	20,957	731
	Antofagasta PLC	15,107	401
	Fortescue, Ltd.	23,348	334
	Asahi Kasei Corp.	10,700	68

			29,984

	Total common stocks (cost: $800,768,000)		1,022,390
Convertible stocks 0.11%

Utilities	NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/20251	34,604	1,435
0.11%
	Total convertible stocks (cost: $1,501,000)		1,435

67American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments 15.82%

Principal amount	Value
(000)	(000)

Mortgage-backed obligations 7.94%

Federal agency	Fannie Mae Pool #695412 5.00% 6/1/20336	USD—4	$—4
mortgage-backed	Fannie Mae Pool #AD3566 5.00% 10/1/20356	1	1
obligations	Fannie Mae Pool #931768 5.00% 8/1/20396	1	1
6.95%	Fannie Mae Pool #AC0794 5.00% 10/1/20396	5	5
	Fannie Mae Pool #932606 5.00% 2/1/20406	2	2
	Fannie Mae Pool #AE0311 3.50% 8/1/20406	7	7
	Fannie Mae Pool #AE1248 5.00% 6/1/20416	8	8
	Fannie Mae Pool #AJ1873 4.00% 10/1/20416	6	5
	Fannie Mae Pool #AE1274 5.00% 10/1/20416	4	4
	Fannie Mae Pool #AE1277 5.00% 11/1/20416	3	3
	Fannie Mae Pool #AE1283 5.00% 12/1/20416	2	2
	Fannie Mae Pool #AE1290 5.00% 2/1/20426	4	4
	Fannie Mae Pool #AT0300 3.50% 3/1/20436	1	1
	Fannie Mae Pool #AT3954 3.50% 4/1/20436	2	1
	Fannie Mae Pool #AY1829 3.50% 12/1/20446	2	2
	Fannie Mae Pool #BH3122 4.00% 6/1/20476	1	1
	Fannie Mae Pool #BJ5015 4.00% 12/1/20476	29	27
	Fannie Mae Pool #BK5232 4.00% 5/1/20486	17	16
	Fannie Mae Pool #BK6840 4.00% 6/1/20486	24	22
	Fannie Mae Pool #BK9743 4.00% 8/1/20486	6	6
	Fannie Mae Pool #BK9761 4.50% 8/1/20486	4	4
	Fannie Mae Pool #FM3280 3.50% 5/1/20496	32	29
	Fannie Mae Pool #FS5372 3.50% 7/1/20496	177	160
	Fannie Mae Pool #FS5313 3.50% 1/1/20506	2,032	1,829
	Fannie Mae Pool #CA5540 3.00% 4/1/20506	2,859	2,472
	Fannie Mae Pool #CA6309 3.00% 7/1/20506	332	290
	Fannie Mae Pool #CA6349 3.00% 7/1/20506	125	108
	Fannie Mae Pool #CA6740 3.00% 8/1/20506	85	74
	Fannie Mae Pool #CA7048 3.00% 9/1/20506	46	39
	Fannie Mae Pool #CA7052 3.00% 9/1/20506	14	12
	Fannie Mae Pool #CA7381 3.00% 10/1/20506	140	121
	Fannie Mae Pool #FM5166 3.00% 12/1/20506	89	77
	Fannie Mae Pool #BR4104 2.00% 1/1/20516	47	37
	Fannie Mae Pool #FM5509 3.00% 1/1/20516	135	117
	Fannie Mae Pool #CB0191 3.00% 4/1/20516	173	149
	Fannie Mae Pool #CB0193 3.00% 4/1/20516	21	18
	Fannie Mae Pool #FM7909 3.00% 6/1/20516	16	14
	Fannie Mae Pool #FM8477 3.00% 8/1/20516	120	104
	Fannie Mae Pool #CB2787 3.50% 12/1/20516	21	19
	Fannie Mae Pool #BV0790 3.50% 1/1/20526	87	77
	Fannie Mae Pool #FS0647 3.00% 2/1/20526	888	770
	Fannie Mae Pool #FS0752 3.00% 3/1/20526	506	434
	Fannie Mae Pool #CB3179 3.50% 3/1/20526	305	272
	Fannie Mae Pool #BV8976 5.00% 8/1/20526	58	56
	Fannie Mae Pool #BW1289 5.50% 10/1/20526	122	121
	Fannie Mae Pool #BW1243 5.50% 10/1/20526	109	108
	Fannie Mae Pool #MA4842 5.50% 12/1/20526	165	162
	Fannie Mae Pool #MA4919 5.50% 2/1/20536	106	104
	Fannie Mae Pool #CB5986 5.00% 3/1/20536	95	92
	Fannie Mae Pool #BX9827 5.00% 5/1/20536	3,377	3,266
	Fannie Mae Pool #FS4563 5.00% 5/1/20536	63	61
	Fannie Mae Pool #MA5010 5.50% 5/1/20536	284	281
	Fannie Mae Pool #MA5011 6.00% 5/1/20536	1,627	1,634
	Fannie Mae Pool #MA5039 5.50% 6/1/20536	347	343
	Fannie Mae Pool #CB6485 6.00% 6/1/20536	428	432
	Fannie Mae Pool #CB6486 6.00% 6/1/20536	263	265
	Fannie Mae Pool #CB6465 6.00% 6/1/20536	194	195
	Fannie Mae Pool #MA5089 4.00% 7/1/20536	285	261
	Fannie Mae Pool #MA5071 5.00% 7/1/20536	133	128
	Fannie Mae Pool #BU4112 5.00% 7/1/20536	95	92
	Fannie Mae Pool #MA5072 5.50% 7/1/20536	1,158	1,143

American Funds Insurance Series 68

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #MA5139 6.00% 9/1/20536	USD489	$ 491
mortgage-backed	Fannie Mae Pool #MA5177 4.00% 10/1/20536	964	882
obligations	Fannie Mae Pool #MA5165 5.50% 10/1/20536	9	9
(continued)	Fannie Mae Pool #MA5166 6.00% 10/1/20536	54	54
	Fannie Mae Pool #MA5167 6.50% 10/1/20536	2,678	2,729
	Fannie Mae Pool #MA5207 4.00% 11/1/20536	868	794
	Fannie Mae Pool #MA5191 6.00% 11/1/20536	798	801
	Fannie Mae Pool #CB8151 5.50% 3/1/20546	956	944
	Fannie Mae Pool #CB8168 6.00% 3/1/20546	138	138
	Fannie Mae Pool #CB8328 5.50% 4/1/20546	1,013	1,003
	Fannie Mae Pool #FS8153 6.00% 6/1/20546	430	434
	Fannie Mae Pool #BU4699 5.50% 7/1/20546	161	159
	Fannie Mae Pool #BU4700 6.00% 7/1/20546	206	208
	Fannie Mae Pool #MA5421 6.00% 7/1/20546	30	30
	Fannie Mae Pool #BF0142 5.50% 8/1/20566	349	355
	Fannie Mae Pool #BF0342 5.50% 1/1/20596	235	235
	Fannie Mae Pool #BM6737 4.50% 11/1/20596	591	562
	Fannie Mae Pool #BF0497 3.00% 7/1/20606	401	333
	Freddie Mac Pool #SC0149 2.00% 3/1/20416	69	58
	Freddie Mac Pool #RB0544 2.00% 6/1/20416	119	101
	Freddie Mac Pool #Q15874 4.00% 2/1/20436	1	1
	Freddie Mac Pool #G67711 4.00% 3/1/20486	201	188
	Freddie Mac Pool #Q55971 4.00% 5/1/20486	16	15
	Freddie Mac Pool #Q56175 4.00% 5/1/20486	14	13
	Freddie Mac Pool #Q55970 4.00% 5/1/20486	7	7
	Freddie Mac Pool #Q56599 4.00% 6/1/20486	24	22
	Freddie Mac Pool #Q57242 4.50% 7/1/20486	10	10
	Freddie Mac Pool #Q58411 4.50% 9/1/20486	45	43
	Freddie Mac Pool #Q58436 4.50% 9/1/20486	23	23
	Freddie Mac Pool #Q58378 4.50% 9/1/20486	15	15
	Freddie Mac Pool #ZT1704 4.50% 1/1/20496	1,051	1,011
	Freddie Mac Pool #RA3384 3.00% 8/1/20506	14	12
	Freddie Mac Pool #RA3506 3.00% 9/1/20506	146	125
	Freddie Mac Pool #RA5901 3.00% 9/1/20516	72	62
	Freddie Mac Pool #RA6347 3.00% 11/1/20516	147	126
	Freddie Mac Pool #SD8214 3.50% 5/1/20526	801	710
	Freddie Mac Pool #QE4383 4.00% 6/1/20526	331	304
	Freddie Mac Pool #RA7556 4.50% 6/1/20526	831	785
	Freddie Mac Pool #SD8225 3.00% 7/1/20526	201	171
	Freddie Mac Pool #SD8242 3.00% 9/1/20526	119	101
	Freddie Mac Pool #SD1584 4.50% 9/1/20526	181	174
	Freddie Mac Pool #QE9222 5.00% 9/1/20526	627	608
	Freddie Mac Pool #QF0924 5.50% 9/1/20526	292	289
	Freddie Mac Pool #SD2948 5.50% 11/1/20526	113	112
	Freddie Mac Pool #SD2602 3.00% 12/1/20526	24	20
	Freddie Mac Pool #SD4116 4.50% 12/1/20526	472	446
	Freddie Mac Pool #SD2716 5.00% 4/1/20536	101	98
	Freddie Mac Pool #SD8316 5.50% 4/1/20536	573	566
	Freddie Mac Pool #SD8324 5.50% 5/1/20536	435	429
	Freddie Mac Pool #SD8329 5.00% 6/1/20536	34	33
	Freddie Mac Pool #SD8331 5.50% 6/1/20536	1,083	1,069
	Freddie Mac Pool #SD3175 6.00% 6/1/20536	85	85
	Freddie Mac Pool #RA9294 6.50% 6/1/20536	19	19
	Freddie Mac Pool #RA9292 6.50% 6/1/20536	16	16
	Freddie Mac Pool #RA9289 6.50% 6/1/20536	15	15
	Freddie Mac Pool #RA9288 6.50% 6/1/20536	14	14
	Freddie Mac Pool #RA9287 6.50% 6/1/20536	10	10
	Freddie Mac Pool #RA9290 6.50% 6/1/20536	7	7
	Freddie Mac Pool #RA9291 6.50% 6/1/20536	5	6
	Freddie Mac Pool #RA9295 6.50% 6/1/20536	4	4
	Freddie Mac Pool #SD8342 5.50% 7/1/20536	2,378	2,347

69American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)			Principal amount	Value
			(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Pool #SD8362 5.50% 9/1/20536		USD19	$19
mortgage-backed	Freddie Mac Pool #SD8367 5.50% 10/1/20536		237	234
obligations	Freddie Mac Pool #SD8369 6.50% 10/1/20536		1,596	1,626
(continued)	Freddie Mac Pool #SD4977 5.00% 11/1/20536		913	882
	Freddie Mac Pool #SD8372 5.50% 11/1/20536		86	85
	Freddie Mac Pool #SD8408 5.50% 3/1/20546		973	960
	Freddie Mac Pool #RJ1216 5.50% 4/1/20546		20	20
	Freddie Mac Pool #RJ1215 5.50% 4/1/20546		10	10
	Freddie Mac Pool #SD5303 6.00% 4/1/20546		486	490
	Freddie Mac Pool #RJ1512 5.50% 5/1/20546		284	282
	Freddie Mac Pool #RJ1768 5.50% 6/1/20546		25	25
	Freddie Mac Pool #QI8872 5.50% 7/1/20546		78	77
	Freddie Mac Pool #QI8874 6.00% 7/1/20546		82	83
	Freddie Mac Pool #SD8447 6.00% 7/1/20546		30	30
	Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/20336,7		160	156
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA,
	3.00%	1/25/20566,7	100	92
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA,
	3.00%	8/25/20566	208	189
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA,
	3.00%	8/25/20566,7	201	184
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT,
	3.25%	6/25/20576,7	87	77
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT,
	3.50%	6/25/20576	72	65
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
	3.50%	8/25/20576	16	15
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT,
	3.50%	7/25/20586	893	784
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA,
	3.50%	7/25/20586	329	308
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA,
	3.50%	8/25/20586	520	483
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA,
	3.50%	10/25/20586	15	14
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT,
	3.50%	10/25/20586	9	8
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50%	11/25/20286	780	733
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C,
	2.75%	9/25/20296	1,115	1,024
	Government National Mortgage Assn. 4.00% 7/1/20546,8		6	6
	Government National Mortgage Assn. 5.50% 7/1/20546,8		610	605
	Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/20496		177	171
	Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/20526		3,071	2,839
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/20526		65	60
	Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/20536		231	213
	Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/20536		419	408
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/20536		1,121	1,092
	Government National Mortgage Assn. Pool #694836 5.682% 9/20/20596		—4	—4
	Government National Mortgage Assn. Pool #766525 4.70% 11/20/20626		—4	—4
	Government National Mortgage Assn. Pool #725893 5.20% 9/20/20646		—4	—4
	Uniform Mortgage-Backed Security 2.50% 7/1/20396,8		1,708	1,543
	Uniform Mortgage-Backed Security 2.00% 7/1/20546,8		768	601
	Uniform Mortgage-Backed Security 3.50% 7/1/20546,8		2,453	2,171
	Uniform Mortgage-Backed Security 4.00% 7/1/20546,8		1,003	918
	Uniform Mortgage-Backed Security 4.50% 7/1/20546,8		235	222
	Uniform Mortgage-Backed Security 5.50% 7/1/20546,8		11,977	11,814
	Uniform Mortgage-Backed Security 6.00% 7/1/20546,8		2,134	2,140
	Uniform Mortgage-Backed Security 6.50% 7/1/20546,8		6,621	6,739
	Uniform Mortgage-Backed Security 7.00% 7/1/20546,8		652	671

American Funds Insurance Series 70

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Uniform Mortgage-Backed Security 3.00% 8/1/20546,8	USD988	$ 841
mortgage-backed	Uniform Mortgage-Backed Security 4.50% 8/1/20546,8	1,720	1,622
obligations	Uniform Mortgage-Backed Security 6.00% 8/1/20546,8	6,177	6,192
(continued)	Uniform Mortgage-Backed Security 6.50% 8/1/20546,8	222	226
	Uniform Mortgage-Backed Security 7.00% 8/1/20546,8	4,332	4,453
			91,021

Commercial	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/20576	41	42
mortgage-backed	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A,
securities	(1-month USD CME Term SOFR + 1.77%) 7.098% 5/15/20392,6,7	110	110
0.56%	BPR Trust, Series 2022-OANA, Class A,
	(1-month USD CME Term SOFR + 1.898%) 7.227% 4/15/20372,6,7	329	330
	BX Trust, Series 2022-CSMO, Class A,
	(1-month USD CME Term SOFR + 2.115%) 7.444% 6/15/20272,6,7	332	333
	BX Trust, Series 2024-KING, Class A,
	(1-month USD CME Term SOFR + 1.541%) 6.87% 5/15/20342,6,7	107	107
	BX Trust, Series 2021-VOLT, Class A,
	(1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/20362,6,7	648	640
	BX Trust, Series 2021-ARIA, Class A,
	(1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/20362,6,7	266	263
	BX Trust, Series 2021-ARIA, Class C,
	(1-month USD CME Term SOFR + 1.76%) 7.089% 10/15/20362,6,7	100	98
	BX Trust, Series 2022-IND, Class A,
	(1-month USD CME Term SOFR + 1.491%) 6.82% 4/15/20372,6,7	123	123
	BX Trust, Series 2021-SOAR, Class A,
	(1-month USD CME Term SOFR + 0.784%) 6.113% 6/15/20382,6,7	152	151
	BX Trust, Series 2021-SOAR, Class D,
	(1-month USD CME Term SOFR + 1.514%) 6.843% 6/15/20382,6,7	88	87
	BX Trust, Series 2021-ACNT, Class C,
	(1-month USD CME Term SOFR + 1.614%) 6.943% 11/15/20382,6,7	94	93
	BX Trust, Series 2022-PSB, Class A,
	(1-month USD CME Term SOFR + 2.451%) 7.78% 8/15/20392,6,7	80	80
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A,
	6.015% 10/12/20402,6,7	237	238
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/20432,6,7	574	583
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/20392,6,7	583	584
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/20392,6,7	530	531
	ELM Trust 2024, Series 2024-ELM, Class B10, 5.995% 6/10/20392,6,7	213	214
	ELM Trust 2024, Series 2024-ELM, Class B15, 5.995% 6/10/20392,6,7	191	191
	ELM Trust 2024, Series 2024-ELM, Class C15, 6.189% 6/10/20392,6,7	133	133
	ELM Trust 2024, Series 2024-ELM, Class C10, 6.189% 6/10/20392,6,7	120	120
	ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/20392,6,7	100	100
	ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/20392,6,7	100	100
	Extended Stay America Trust, Series 2021-ESH, Class A,
	(1-month USD CME Term SOFR + 1.194%) 6.523% 7/15/20382,6,7	91	91
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/20566	73	73
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/20392,6	187	193
	GS Mortgage Securities Trust, Series 2018-HULA, Class A,
	(1-month USD CME Term SOFR + 1.223%) 6.363% 7/15/20252,6,7	210	209
	GS Mortgage Securities Trust., Series 2024-70P, Class A, 5.487% 3/10/20412,6,7	592	580
	Hawaii Hotel Trust, Series 2019-MAUI, Class A,
	(1-month USD CME Term SOFR + 1.264%) 6.776% 5/17/20382,6,7	300	300
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/20392,6,7	100	100
	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.774% 5/10/20392,6,7	243	244
	SREIT Trust, Series 2021-MFP, Class A,
	(1-month USD CME Term SOFR + 0.845%) 6.174% 11/15/20382,6,7	345	342
			7,383

71American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/20482,6,7	USD107	$ 92
mortgage-backed	BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/20612,6,7	68	61
obligations (privately	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/20612,6	80	71
originated)	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/20612,6,7	157	146
0.43%	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/20602,6,7	9	8
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1,
	(30-day Average USD-SOFR + 2.40%) 7.735% 12/25/20422,6,7	35	36
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1,
	(30-day Average USD-SOFR + 1.90%) 7.235% 6/25/20432,6,7	341	346
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1,
	(30-day Average USD-SOFR + 1.70%) 7.035% 7/25/20432,6,7	122	123
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1,
	(30-day Average USD-SOFR + 1.10%) 6.424% 5/25/20442,6,7	117	118
	Finance of America Structured Securities Trust, Series 2019-JR3, Class A,
	2.00% 9/25/20692,6	55	60
	Finance of America Structured Securities Trust, Series 2019-JR4, Class A,
	2.00% 11/25/20692,6	64	64
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3,
	Class M1A, (30-day Average USD-SOFR + 2.00%) 7.335% 4/25/20422,6,7	74	75
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4,
	Class M1A, (30-day Average USD-SOFR + 2.20%) 7.535% 5/25/20422,6,7	13	13
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6,
	Class M1A, (30-day Average USD-SOFR + 2.15%) 7.485% 9/25/20422,6,7	21	21
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6,
	Class M1B, (30-day Average USD-SOFR + 3.70%) 9.035% 9/25/20422,6,7	64	68
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1,
	(30-day Average USD-SOFR + 1.20%) 6.535% 5/25/20442,6,7	276	277
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2,
	(30-day Average USD-SOFR + 1.814%) 7.15% 1/25/20502,6,7	75	75
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2,
	(30-day Average USD-SOFR + 1.964%) 7.30% 2/25/20502,6,7	268	271
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1,
	(30-day Average USD-SOFR + 6.114%) 11.45% 8/25/20502,6,7	430	495
	GCAT Trust, Series 2024-NQM2, Class A1,
	6.085% 6/25/2059 (7.359% on 5/1/2028)2,6,9	141	141
	Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/20392,6	125	120
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1,
	4.00% 2/25/2061 (7.00% on 4/25/2025)2,6,9	160	156
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1,
	4.75% 4/25/2061 (5.75% on 4/25/2025)2,6,9	65	63
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1,
	2.25% 7/25/2067 (5.25% on 11/25/2024)2,6,9	109	106
	Mello Warehouse Securitization Trust, Series 2021-3, Class A,
	(3-month USD CME Term SOFR + 0.965%) 6.31% 11/25/20552,6,7	202	202
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1,
	6.386% 5/25/2069 (7.386% on 5/1/2028)2,6,9	179	181
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1,
	3.564% 3/25/20532,6,7	182	177
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1,
	6.243% 3/25/2064 (7.243% on 4/1/2028)2,6,9	236	237
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1,
	6.233% 5/25/2064 (7.233% on 5/1/2028)2,6,9	510	513
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/20392,6	98	93
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/20412,6	309	278
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A,
	1.259% 11/25/20312,6,7	15	15
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/20572,6,7	6	6
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/20572,6,7	26	25
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/20582,6,7	29	29
	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/20582,6,7	16	15
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/20602,6	382	339

American Funds Insurance Series 72

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Collateralized	Treehouse Park Improvement Association No.1 9.75% 12/1/20332,3	USD100	$98
mortgage-backed	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/20382,6	195	181
obligations (privately	Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/20402,6	167	163
originated)	Verus Securitization Trust, Series 2024-4, Class A1,
(continued)	6.218% 6/25/2069 (7.218% on 5/1/2028)2,6,9	98	99
			5,657

	Total mortgage-backed obligations		104,061
U.S. Treasury bonds & notes 4.57%

U.S. Treasury	U.S. Treasury 0.625% 10/15/2024	7,470	7,368
4.57%	U.S. Treasury 2.125% 11/30/2024	1,860	1,836
	U.S. Treasury 3.875% 3/31/2025	5,877	5,820
	U.S. Treasury 4.625% 6/30/2025	4,793	4,770
	U.S. Treasury 4.00% 2/15/2026	2,621	2,586
	U.S. Treasury 0.75% 3/31/2026	1	1
	U.S. Treasury 0.75% 5/31/2026	3,850	3,570
	U.S. Treasury 1.875% 6/30/2026	4,855	4,595
	U.S. Treasury 4.625% 6/30/2026	1,376	1,374
	U.S. Treasury 1.125% 10/31/2026	995	918
	U.S. Treasury 2.00% 11/15/202610	2,800	2,635
	U.S. Treasury 4.625% 11/15/2026	1,200	1,199
	U.S. Treasury 4.00% 1/15/2027	6,541	6,446
	U.S. Treasury 0.50% 4/30/2027	2,375	2,123
	U.S. Treasury 2.625% 5/31/2027	80	76
	U.S. Treasury 4.00% 2/29/2028	745	734
	U.S. Treasury 1.25% 3/31/2028	1,350	1,202
	U.S. Treasury 3.625% 3/31/2028	4	3
	U.S. Treasury 4.25% 6/30/2029	536	534
	U.S. Treasury 4.00% 2/28/2030	1,659	1,629
	U.S. Treasury 6.25% 5/15/2030	345	379
	U.S. Treasury 4.25% 6/30/2031	1,773	1,767
	U.S. Treasury 4.125% 11/15/2032	9	9
	U.S. Treasury 4.375% 5/15/2034	260	260
	U.S. Treasury 4.50% 8/15/2039	1,045	1,049
	U.S. Treasury 4.75% 2/15/204110	1,730	1,777
	U.S. Treasury 2.00% 11/15/2041	300	206
	U.S. Treasury 4.625% 5/15/2044	1,099	1,097
	U.S. Treasury 2.375% 5/15/2051	196	129
	U.S. Treasury 4.00% 11/15/2052	152	139
	U.S. Treasury 4.25% 2/15/205410	3,803	3,623
	Total U.S. Treasury bonds & notes		59,854
Corporate bonds, notes & loans 2.39%

Financials	American Express Co. 4.90% 2/13/2026	28	28
0.41%	American International Group, Inc. 5.125% 3/27/2033	17	17
	Aon Corp. 5.35% 2/28/2033	21	21
	Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)9	31	32
	Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)9	238	196
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)9	118	117
	Bank of America Corp. 5.468% 1/23/2035
	(3-month USD CME Term SOFR + 1.65% on 1/23/2034)9	75	75
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)2,9	400	398
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)2,9	200	201
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)9	43	43
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)9	45	46
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)9	95	96
	Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)9	15	15
	Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)9	40	42

73American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Chubb INA Holdings, LLC 5.00% 3/15/2034	USD35	$ 35
(continued)	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)9	85	85
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)9	35	30
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)9	50	51
	Citizens Financial Group, Inc. 5.841% 1/23/2030
	(USD-SOFR + 2.01% on 1/23/2029)9	120	120
	Corebridge Financial, Inc. 3.85% 4/5/2029	180	169
	Corebridge Financial, Inc. 3.90% 4/5/2032	32	29
	Corebridge Financial, Inc. 4.35% 4/5/2042	7	6
	Corebridge Financial, Inc. 4.40% 4/5/2052	31	24
	Danske Bank AS 4.298% 4/1/2028
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)2,9	200	194
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)9	150	155
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)9	150	156
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)9	5	5
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)9	60	61
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)9	111	95
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)9	80	82
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)9	78	77
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)9	95	94
	JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)9	64	63
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)9	50	51
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)9	259	211
	JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)9	17	14
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)9	55	55
	JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)9	25	25
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)9	75	77
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/20312	20	20
	Mastercard, Inc. 4.875% 3/9/2028	31	31
	Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)7	25	25
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)9	140	142
	Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)9	20	19
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)9	35	35
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)9	100	103
	Navient Corp. 5.00% 3/15/2027	150	143
	New York Life Global Funding 3.00% 1/10/20282	150	140
	PNC Financial Services Group, Inc. 5.812% 6/12/2026
	(USD-SOFR + 1.322% on 6/12/2025)9	35	35
	PNC Financial Services Group, Inc. 5.582% 6/12/2029
	(USD-SOFR + 1.841% on 6/12/2028)9	50	51
	PNC Financial Services Group, Inc. 6.875% 10/20/2034
	(USD-SOFR + 2.284% on 10/20/2033)9	87	95
	SVB Financial Group 4.70% junior subordinated perpetual bonds
	(5-year UST Yield Curve Rate T Note Constant Maturity +
	3.064% on 11/15/2031)9,11	38	—4
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)9	11	11
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)9	10	10
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)9	40	40
	U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)9	70	71
	U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)9	85	85
	U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)9	120	120
	UBS Group AG 5.617% 9/13/2030
	(1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)2,9	200	201
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)2,9	374	349
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)9	50	50
	Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)9	45	44
	Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)9	84	84
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)9	104	111
	Willis North America, Inc. 5.90% 3/5/2054	35	34

			5,340

American Funds Insurance Series 74

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Health care	AbbVie, Inc. 5.05% 3/15/2034	USD175	$ 175
0.40%	AbbVie, Inc. 5.35% 3/15/2044	25	25
	AbbVie, Inc. 5.40% 3/15/2054	240	237
	AbbVie, Inc. 5.50% 3/15/2064	25	25
	Amgen, Inc. 5.507% 3/2/2026	30	30
	Amgen, Inc. 5.15% 3/2/2028	55	55
	Amgen, Inc. 4.05% 8/18/2029	100	96
	Amgen, Inc. 5.25% 3/2/2030	124	125
	Amgen, Inc. 4.20% 3/1/2033	133	123
	Amgen, Inc. 5.25% 3/2/2033	71	71
	Amgen, Inc. 5.60% 3/2/2043	105	103
	Amgen, Inc. 4.20% 2/22/2052	19	15
	Amgen, Inc. 4.875% 3/1/2053	25	22
	Amgen, Inc. 5.65% 3/2/2053	37	36
	Amgen, Inc. 5.75% 3/2/2063	85	83
	AstraZeneca Finance, LLC 5.00% 2/26/2034	50	50
	Baxter International, Inc. 3.132% 12/1/2051	25	16
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	95	95
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	260	261
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	295	294
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	25	25
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	325	321
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	100	98
	Centene Corp. 4.625% 12/15/2029	530	502
	Centene Corp. 3.375% 2/15/2030	179	159
	Centene Corp. 2.625% 8/1/2031	40	33
	CVS Health Corp. 5.125% 2/21/2030	50	49
	CVS Health Corp. 5.25% 2/21/2033	23	22
	CVS Health Corp. 5.70% 6/1/2034	97	97
	CVS Health Corp. 6.00% 6/1/2044	50	49
	CVS Health Corp. 5.625% 2/21/2053	55	51
	CVS Health Corp. 6.05% 6/1/2054	50	49
	Elevance Health, Inc. 4.75% 2/15/2033	16	15
	Gilead Sciences, Inc. 1.65% 10/1/2030	8	7
	HCA, Inc. 2.375% 7/15/2031	18	15
	Humana, Inc. 3.70% 3/23/2029	12	11
	Humana, Inc. 5.375% 4/15/2031	13	13
	Medline Borrower, LP 6.25% 4/1/20292	380	385
	Merck & Co., Inc. 1.70% 6/10/2027	118	108
	Merck & Co., Inc. 3.40% 3/7/2029	110	104
	Merck & Co., Inc. 4.50% 5/17/2033	35	34
	Merck & Co., Inc. 4.90% 5/17/2044	35	33
	Molina Healthcare, Inc. 3.875% 5/15/20322	40	35
	Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	10	10
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	23	22
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	17	16
	Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	270	259
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	650	611
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	224	157

			5,227

Energy	Apache Corp. 4.25% 1/15/2030	385	359
0.34%	BP Capital Markets America, Inc. 3.633% 4/6/2030	360	335
	Cenovus Energy, Inc. 5.40% 6/15/2047	44	40
	Columbia Pipelines Operating Co., LLC 5.927% 8/15/20302	9	9
	ConocoPhillips Co. 5.30% 5/15/2053	25	24
	Crescent Energy Finance, LLC 7.375% 1/15/20332	270	271
	Diamondback Energy, Inc. 5.40% 4/18/2034	41	41
	Enbridge, Inc. 6.70% 11/15/2053	12	13

75American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Energy Transfer, LP 6.10% 12/1/2028	USD41	$ 42
(continued)	Energy Transfer, LP 5.25% 7/1/2029	23	23
	Energy Transfer, LP 6.40% 12/1/2030	34	36
	Energy Transfer, LP 5.60% 9/1/2034	39	39
	Energy Transfer, LP 6.05% 9/1/2054	22	22
	Equinor ASA 2.375% 5/22/2030	365	319
	Exxon Mobil Corp. 2.995% 8/16/2039	200	152
	Exxon Mobil Corp. 3.452% 4/15/2051	25	18
	Hess Midstream Operations, LP 6.50% 6/1/20292	530	538
	Hilcorp Energy I, LP 6.875% 5/15/20342	400	396
	Kinder Morgan, Inc. 5.20% 6/1/2033	7	7
	Kinder Morgan, Inc. 5.40% 2/1/2034	63	62
	Kinder Morgan, Inc. 5.45% 8/1/2052	11	10
	MPLX, LP 4.95% 9/1/2032	20	19
	New Fortress Energy, Inc. 6.50% 9/30/20262	80	74
	ONEOK, Inc. 6.05% 9/1/2033	88	91
	ONEOK, Inc. 7.15% 1/15/2051	97	107
	ONEOK, Inc. 6.625% 9/1/2053	91	97
	Petroleos Mexicanos 6.50% 1/23/2029	20	18
	Petroleos Mexicanos 8.75% 6/2/2029	177	173
	Shell International Finance BV 2.00% 11/7/2024	420	415
	TransCanada Pipelines, Ltd. 5.10% 3/15/2049	150	136
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/20312	595	534
	Williams Companies, Inc. 5.15% 3/15/2034	50	49
	Williams Companies, Inc. 5.30% 8/15/2052	40	37

			4,506

Consumer	Advance Auto Parts, Inc. 3.90% 4/15/2030	18	16
discretionary	Advance Auto Parts, Inc. 3.50% 3/15/2032	12	10
0.33%	Bath & Body Works, Inc. 6.875% 11/1/2035	150	151
	BMW US Capital, LLC 4.15% 4/9/20302	290	278
	BMW US Capital, LLC 3.70% 4/1/20322	25	23
	Carnival Corp. 6.00% 5/1/20292	830	820
	Daimler Trucks Finance North America, LLC 1.625% 12/13/20242	175	172
	Daimler Trucks Finance North America, LLC 5.15% 1/16/20262	150	149
	Daimler Trucks Finance North America, LLC 5.125% 9/25/20272	150	149
	Daimler Trucks Finance North America, LLC 2.50% 12/14/20312	150	124
	Ford Motor Credit Co., LLC 2.30% 2/10/2025	200	196
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	695	690
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	306	288
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	604	590
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	200	207
	Grand Canyon University 4.125% 10/1/2024	200	199
	Hyundai Capital America 5.275% 6/24/20272	55	55
	McDonald’s Corp. 3.60% 7/1/2030	12	11
	McDonald’s Corp. 4.60% 9/9/2032	3	3
	McDonald’s Corp. 4.95% 8/14/2033	3	3
	McDonald’s Corp. 5.15% 9/9/2052	10	9
	Toyota Motor Credit Corp. 5.40% 11/10/2025	228	229

			4,372

Utilities	AEP Transmission Co., LLC 3.80% 6/15/2049	45	33
0.19%	Consumers Energy Co. 4.625% 5/15/2033	50	48
	DTE Energy Co. 3.00% 3/1/2032	42	36
	Duke Energy Florida, LLC 5.95% 11/15/2052	25	25
	Edison International 4.125% 3/15/2028	132	126
	Edison International 6.95% 11/15/2029	25	27

American Funds Insurance Series 76

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	Electricité de France SA 9.125% junior subordinated perpetual bonds
(continued)	(5-year UST Yield Curve Rate T Note Constant Maturity +
	5.411% on 6/15/2033)2,9	USD200	$ 218
	Eversource Energy 5.50% 1/1/2034	25	25
	FirstEnergy Corp. 2.65% 3/1/2030	393	342
	FirstEnergy Corp. 2.25% 9/1/2030	107	90
	Florida Power & Light Co. 5.05% 4/1/2028	70	70
	Florida Power & Light Co. 5.10% 4/1/2033	35	35
	NiSource, Inc. 5.40% 6/30/2033	25	25
	Pacific Gas and Electric Co. 2.95% 3/1/2026	97	93
	Pacific Gas and Electric Co. 3.75% 7/1/2028	105	99
	Pacific Gas and Electric Co. 4.65% 8/1/2028	284	275
	Pacific Gas and Electric Co. 6.10% 1/15/2029	35	36
	Pacific Gas and Electric Co. 2.50% 2/1/2031	375	309
	Pacific Gas and Electric Co. 6.40% 6/15/2033	50	52
	Pacific Gas and Electric Co. 5.80% 5/15/2034	50	50
	Pacific Gas and Electric Co. 4.95% 7/1/2050	62	51
	PacifiCorp 5.30% 2/15/2031	35	35
	PacifiCorp 5.50% 5/15/2054	95	88
	PacifiCorp 5.80% 1/15/2055	25	24
	Southern California Edison Co. 5.20% 6/1/2034	40	39
	Southern California Edison Co. 3.60% 2/1/2045	206	151
	Southern California Edison Co. 5.75% 4/15/2054	25	24
	Union Electric Co. 3.90% 4/1/2052	25	19
	WEC Energy Group, Inc. 5.15% 10/1/2027	25	25

			2,470

Real estate	American Tower Corp. 4.05% 3/15/2032	11	10
0.18%	Boston Properties, LP 2.45% 10/1/2033	7	5
	Boston Properties, LP 6.50% 1/15/2034	38	39
	Crown Castle, Inc. 5.00% 1/11/2028	54	53
	Equinix, Inc. 1.55% 3/15/2028	25	22
	Equinix, Inc. 3.20% 11/18/2029	144	130
	Iron Mountain, Inc. 4.50% 2/15/20312	530	479
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	550	450
	MPT Operating Partnership, LP 5.00% 10/15/2027	475	393
	Prologis, LP 5.00% 3/15/2034	40	39
	Service Properties Trust 8.375% 6/15/2029	680	669

			2,289

Industrials	BAE Systems PLC 5.30% 3/26/20342	200	198
0.17%	Boeing Co. 2.75% 2/1/2026	91	86
	Boeing Co. 6.259% 5/1/20272	376	379
	Boeing Co. 6.298% 5/1/20292	12	12
	Boeing Co. 3.625% 2/1/2031	178	156
	Boeing Co. 6.388% 5/1/20312	92	94
	Boeing Co. 6.528% 5/1/20342	585	599
	Boeing Co. 5.805% 5/1/2050	80	72
	Boeing Co. 6.858% 5/1/20542	56	57
	Canadian Pacific Railway Co. 3.10% 12/2/2051	102	68
	Carrier Global Corp. 2.722% 2/15/2030	9	8
	Carrier Global Corp. 2.70% 2/15/2031	9	8
	Carrier Global Corp. 5.90% 3/15/2034	40	42
	Carrier Global Corp. 3.577% 4/5/2050	8	6
	Carrier Global Corp. 6.20% 3/15/2054	49	52
	CSX Corp. 4.75% 11/15/2048	50	45
	CSX Corp. 4.50% 11/15/2052	35	30
	L3Harris Technologies, Inc. 5.40% 7/31/2033	15	15

77American Funds Insurance Series
Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	L3Harris Technologies, Inc. 5.60% 7/31/2053	USD13	$ 13
(continued)	Lockheed Martin Corp. 5.10% 11/15/2027	19	19
	Lockheed Martin Corp. 5.20% 2/15/2064	8	8
	Moog, Inc. 4.25% 12/9/20272	55	52
	Norfolk Southern Corp. 5.35% 8/1/2054	51	49
	Northrop Grumman Corp. 4.95% 3/15/2053	21	19
	Republic Services, Inc. 5.00% 4/1/2034	13	13
	RTX Corp. 6.00% 3/15/2031	35	36
	RTX Corp. 6.10% 3/15/2034	27	28
	RTX Corp. 6.40% 3/15/2054	22	24
	Union Pacific Corp. 2.80% 2/14/2032	17	15
	Union Pacific Corp. 3.50% 2/14/2053	20	14
	Waste Management, Inc. 4.625% 2/15/2030	60	59

			2,276

Communication	América Móvil, SAB de CV 8.46% 12/18/2036	MXN1,300	60
services	AT&T, Inc. 3.50% 6/1/2041	USD75	57
0.12%	CCO Holdings, LLC 4.75% 2/1/20322	25	21
	CCO Holdings, LLC 4.25% 1/15/20342	175	133
	Charter Communications Operating, LLC 6.10% 6/1/2029	41	41
	Charter Communications Operating, LLC 3.70% 4/1/2051	25	15
	SBA Tower Trust 1.631% 11/15/20262	253	230
	T-Mobile USA, Inc. 3.875% 4/15/2030	625	585
	T-Mobile USA, Inc. 2.55% 2/15/2031	203	172
	T-Mobile USA, Inc. 6.00% 6/15/2054	69	71
	Verizon Communications, Inc. 1.75% 1/20/2031	142	115
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	47	38
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	88	69

			1,607

Materials	BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	35	35
0.11%	BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	35	35
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	16	16
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7	7
	BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	15	15
	Celanese US Holdings, LLC 6.35% 11/15/2028	36	37
	Celanese US Holdings, LLC 6.55% 11/15/2030	27	28
	Celanese US Holdings, LLC 6.379% 7/15/2032	10	10
	Celanese US Holdings, LLC 6.70% 11/15/2033	23	24
	Consolidated Energy Finance SA 5.625% 10/15/20282	750	638
	Dow Chemical Co. (The) 5.15% 2/15/2034	34	33
	Dow Chemical Co. (The) 5.55% 11/30/2048	15	14
	Dow Chemical Co. (The) 3.60% 11/15/2050	75	52
	Dow Chemical Co. (The) 6.90% 5/15/2053	6	7
	Dow Chemical Co. (The) 5.60% 2/15/2054	53	51
	Eastman Chemical Co. 5.625% 2/20/2034	35	35
	International Flavors & Fragrances, Inc. 3.468% 12/1/20502	4	3
	LYB International Finance III, LLC 3.625% 4/1/2051	102	70
	NOVA Chemicals Corp. 8.50% 11/15/20282	10	11
	NOVA Chemicals Corp. 4.25% 5/15/20292	325	287
			1,408

Consumer staples	7-Eleven, Inc. 1.30% 2/10/20282	14	12
0.09%	BAT Capital Corp. 4.70% 4/2/2027	105	103
	BAT Capital Corp. 6.343% 8/2/2030	9	9
	BAT Capital Corp. 6.421% 8/2/2033	38	40
	BAT Capital Corp. 7.079% 8/2/2043	31	33

American Funds Insurance Series 78

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer staples	BAT Capital Corp. 4.54% 8/15/2047	USD55	$42
(continued)	BAT Capital Corp. 4.758% 9/6/2049	121	95
	BAT Capital Corp. 7.081% 8/2/2053	69	74
	BAT International Finance PLC 4.448% 3/16/2028	150	145
	Campbell Soup Co. 5.40% 3/21/2034	22	22
	Constellation Brands, Inc. 5.00% 2/2/2026	50	50
	H.J. Heinz Co. 4.875% 10/1/2049	235	205
	J. M. Smucker Co. (The) 6.20% 11/15/2033	22	23
	J. M. Smucker Co. (The) 6.50% 11/15/2043	6	6
	J. M. Smucker Co. (The) 6.50% 11/15/2053	21	23
	Philip Morris International, Inc. 5.125% 11/17/2027	43	43
	Philip Morris International, Inc. 5.625% 11/17/2029	23	24
	Philip Morris International, Inc. 5.125% 2/15/2030	56	56
	Philip Morris International, Inc. 5.50% 9/7/2030	70	71
	Philip Morris International, Inc. 5.75% 11/17/2032	16	16
	Philip Morris International, Inc. 5.375% 2/15/2033	55	55
	Philip Morris International, Inc. 5.625% 9/7/2033	30	30

			1,177

Information	Broadcom, Inc. 4.00% 4/15/20292	3	3
technology	Broadcom, Inc. 4.15% 4/15/20322	11	10
0.05%	Broadcom, Inc. 3.137% 11/15/20352	2	1
	Cisco Systems, Inc. 4.95% 2/26/2031	11	11
	Cisco Systems, Inc. 5.05% 2/26/2034	4	4
	Cisco Systems, Inc. 5.30% 2/26/2054	8	8
	Cisco Systems, Inc. 5.35% 2/26/2064	11	11
	Intel Corp. 5.15% 2/21/2034	20	20
	Intel Corp. 5.60% 2/21/2054	39	38
	Lenovo Group, Ltd. 5.875% 4/24/2025	400	401
	ServiceNow, Inc. 1.40% 9/1/2030	130	105

			612

	Total corporate bonds, notes & loans		31,284
Asset-backed obligations 0.84%

	ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/20302,6	64	65
	Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/20272,6	4	4
	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/20282,6	100	100
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/20292,6	215	214
	American Express Credit Account Master Trust, Series 2022-3, Class A,
	3.75% 8/16/20276	100	98
	American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/20522,6	85	83
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/20522,6	100	98
	Auxilior Term Funding, LLC, Series 24-1A, Class A2, 5.84% 3/15/20272,6	477	477
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A,
	2.02% 2/20/20272,6	197	187
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B,
	2.96% 2/20/20272,6	100	96
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A,
	5.81% 12/20/20292,6	339	344
	Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A,
	1.71% 2/20/20352,6	19	19
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/20602,6	351	333
	CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/20602,6	87	76
	CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/20602,6	90	84
	CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/20602,6	90	75
	CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/20612,6	316	289
	CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/20622,6	489	482
	CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/20262,6	10	10

79American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations (continued)

CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/20282,6	USD497	$ 497
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/20272,6	20	20
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/20302,6	525	524
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/20392,6	131	126
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/20352,6	176	175
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/20362,6	181	183
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1,
4.92% 5/15/20282,6	188	187
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/20452,6	395	360
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/20462,6	73	65
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/20392,6	103	98
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/20402,6	386	357
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/20352,6	285	286
GM Financial Revolving Receivables Trust, Series 2022-1, Class A,
5.91% 10/11/20352,6	184	189
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3,
4.47% 2/16/20286	25	25
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4,
4.43% 10/16/20286	48	47
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/20252,6	247	244
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/20252,6	100	99
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/20272,6	268	245
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/20272,6	100	91
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/20272,6	100	91
Hyundai Auto Receivables Trust, Series 2023-A, Class A3, 4.58% 4/15/20276	28	28
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/20286	28	28
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/20262,6	9	9
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/20372,6	190	190
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/20282,6	70	70
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/20692,6	34	30
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/20692,6	59	52
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/20622,6	146	132
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/20622,6	292	267
Nelnet Student Loan Trust, Series 2021-C, Class AFL,
(1-month USD CME Term SOFR + 0.854%) 6.193% 4/20/20622,6,7	149	148
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1,
1.91% 10/20/20612,6	935	834
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/20312,6	100	101
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/20312,6	94	89
PEAC Solutions Receivables, LLC, Series 2024-1, Class A2, 5.79% 6/21/20272,6	273	274
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/20272,6	100	99
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/20282,6	175	175
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/20292,6	156	156
SCF Equipment Leasing, LLC, Series 2024-1, Class A2, 5.88% 11/20/20292,6	100	100
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A,
5.89% 3/22/20272,6	39	39
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/20532,6	52	46
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/20332,6	117	109
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/20342,6,7	335	312
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B,
(30-day Average USD-SOFR + 0.57%) 5.903% 8/15/20256,7	1	1
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/20312,6	100	100
Verizon Master Trust, Series 2022-7, Class A1A,
5.23% 11/22/2027 (5.98% on 11/20/2024)6,9	451	450
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/20262,6	53	53
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/20272,6	100	100
		11,035

American Funds Insurance Series 80

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)				Principal amount	Value
				(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. 0.06%

	Peru (Republic of) 2.783% 1/23/2031			USD190	$164
	Portuguese Republic 5.125% 10/15/2024			18	18
	Qatar (State of) 4.50% 4/23/2028			200	198
	Saudi Arabia (Kingdom of) 3.625% 3/4/2028			200	190
	United Mexican States 3.25% 4/16/2030			200	176

					746
Municipals 0.02%

Illinois	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033			212	208
0.01%

Massachusetts	Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049			135	136
0.01%
	Total municipals				344

	Total bonds, notes & other debt instruments (cost: $211,740,000)				207,324
Investment funds 2.30%				Shares

	Capital Group Central Corporate Bond Fund12			3,645,090	30,145
	Total Investment funds (cost: $33,746,000)				30,145
Short-term securities 7.27%

Money market investments 6.14%

	Capital Group Central Cash Fund 5.37%12,13,14			804,193	80,419

Money market investments purchased with collateral from securities on loan 1.13%

	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 5.23%13,14			10,117,335	10,118
	State Street Institutional U.S. Government Money Market Fund,
	Institutional Class 5.22%13,14			4,730,095	4,730
					14,848

	Total short-term securities (cost: $95,254,000)				95,267

	Total investment securities 103.54% (cost: $1,143,009,000)				1,356,561
	Other assets less liabilities (3.54)%				(46,427)

	Net assets 100.00%				$1,310,134
Futures contracts

					Value and
					unrealized
					appreciation
				Notional	(depreciation)
		Number of	Expiration	amount	at 6/30/2024
Contracts	Type	contracts	date	(000)	(000)

30 Day Federal Funds Futures	Long	113	9/3/2024	USD44,589	$(3)
3 Month SOFR Futures	Long	28	3/19/2025	6,660	1
3 Month SOFR Futures	Long	73	9/17/2025	17,463	55

81American Funds Insurance Series

Capital Income Builder (continued)

Futures contracts (continued)

					Value and
					unrealized
					appreciation
				Notional	(depreciation)
		Number of	Expiration	amount	at 6/30/2024
Contracts	Type	contracts	date	(000)	(000)

2 Year U.S. Treasury Note Futures	Long	237	10/3/2024	USD48,400	$106
5 Year U.S. Treasury Note Futures	Long	506	10/3/2024	53,929	277
10 Year U.S. Treasury Note Futures	Long	48	9/30/2024	5,279	51
10 Year Ultra U.S. Treasury Note Futures	Short	7	9/30/2024	(795)	1
20 Year U.S. Treasury Bond Futures	Long	8	9/30/2024	946	11
30 Year Ultra U.S. Treasury Bond Futures	Long	65	9/30/2024	8,147	75

					$574

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

								Upfront		Unrealized
	Receive		Pay					premium	appreciation
					Notional		Value at	paid	(depreciation)

	Payment		Payment	Expiration	amount	6/30/2024		(received)	at 6/30/2024
Rate	frequency	Rate	frequency	date	(000)		(000)	(000)		(000)

SOFR	Annual	3.055%	Annual	4/6/2031	USD6,700		$362	$—		$362
SOFR	Annual	2.91%	Annual	9/18/2050	USD592		84	—		84

							$446	$—		$446
Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection
								Upfront		Unrealized
								premium	appreciation
					Notional		Value at	paid	(depreciation)
Reference		Financing	Payment	Expiration	amount15	6/30/202416		(received)	at 6/30/2024
index		rate received	frequency	date	(000)		(000)	(000)		(000)

CDX.NA.HY.42		5.00%	Quarterly	6/20/2029	USD170		$11	$9		$2
Investments in affiliates12
							Net	Net
				Value at				unrealized		Dividend
							realized	appreciation	Value at	or interest
				1/1/2024	Additions	Reductions	gain (loss)	(depreciation)	6/30/2024	income
				(000)	(000)	(000)	(000)	(000)	(000)	(000)

Investment funds 2.30%
Capital Group Central Corporate Bond Fund				$34,970	$ 676	$4,712	$(941)	$152	$ 30,145	$ 676
Short-term securities 6.14%
Money market investments 6.14%
Capital Group Central Cash Fund 5.37%13,14				91,779	97,143	108,512	—	9	80,419	2,376
Money market investments purchased with collateral
from securities on loan 0.00%
Capital Group Central Cash Fund 5.37%13				59		5917			—	—18
Total short-term securities									80,419

Total 8.44%							$(941)	$161	$110,564	$3,052

American Funds Insurance Series 82

Capital Income Builder (continued)

1All or a portion of this security was on loan. The total value of all such securities was $20,164,000, which represented 1.54% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

2Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $35,042,000, which represented 2.67% of the net assets of the fund.

3Value determined using significant unobservable inputs.

4Amount less than one thousand.

5Security did not produce income during the last 12 months.

6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

7Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

8Purchased on a TBA basis.

9Step bond; coupon rate may change at a later date.

10All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,858,000, which represented .14% of the net assets of the fund.

11Scheduled interest and/or principal payment was not received.

12Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

13Rate represents the seven-day yield at 6/30/2024.

14Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

15The maximum potential amount the fund may pay as a protection seller should a credit event occur.

16The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

17Represents net activity. Refer to Note 5 for more information on securities lending.

18Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

83American Funds Insurance Series

Capital Income Builder (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts	GBP = British pounds
Assn. = Association	GDR = Global Depositary Receipts
Auth. = Authority	ICE = Intercontinental Exchange, Inc.
CAD = Canadian dollars	MXN = Mexican pesos
CDI = CREST Depository Interest	REIT = Real Estate Investment Trust
CME = CME Group	Rev. = Revenue
DAC = Designated Activity Company	SOFR = Secured Overnight Financing Rate
Fncg. = Financing	TBA = To be announced
G.O. = General Obligation	USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series 84

Asset Allocation Fund

Investment portfolio June 30, 2024			unaudited
Common stocks 68.26%			Value
		Shares	(000)

Information	Broadcom, Inc.	918,021	$1,473,910
technology	Microsoft Corp.	2,319,173	1,036,554
16.25%	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,668,838	637,681
	Taiwan Semiconductor Manufacturing Co., Ltd.	773,000	22,990
	ASML Holding NV (ADR)	374,711	383,228
	Apple, Inc.	1,226,378	258,300
	Oracle Corp.	928,989	131,173
	NVIDIA Corp.	948,770	117,211
	Applied Materials, Inc.	426,300	100,603
	MicroStrategy, Inc., Class A1	43,100	59,369
	Salesforce, Inc.	225,203	57,900
	Synopsys, Inc.1	90,490	53,847
	Micron Technology, Inc.	175,097	23,030
	Diebold Nixdorf, Inc.1	532,940	20,508
			4,376,304

Health care	Eli Lilly and Co.	653,499	591,665
10.26%	UnitedHealth Group, Inc.	968,599	493,269
	Vertex Pharmaceuticals, Inc.1	1,029,586	482,588
	Gilead Sciences, Inc.	4,174,538	286,415
	Thermo Fisher Scientific, Inc.	300,000	165,900
	Regeneron Pharmaceuticals, Inc.1	150,000	157,654
	Novo Nordisk AS, Class B	999,920	142,845
	AstraZeneca PLC	461,000	71,868
	AbbVie, Inc.	389,195	66,755
	Alnylam Pharmaceuticals, Inc.1	205,917	50,038
	Centene Corp.1	675,000	44,752
	Cooper Companies, Inc.	418,000	36,491
	Merck & Co., Inc.	280,560	34,733
	CVS Health Corp.	506,300	29,902
	Danaher Corp.	95,660	23,901
	Illumina, Inc.1	194,900	20,344
	Rotech Healthcare, Inc.1,2,3	184,138	18,138
	Pfizer, Inc.	459,554	12,858
	Boston Scientific Corp.1	130,293	10,034
	AbCellera Biologics, Inc.1,4	2,871,293	8,499
	Zoetis, Inc., Class A	42,300	7,333
	Endo, Inc.1	101,957	2,868
	Endo, Inc.1,5	38,158	1,073
	Endo, Inc., 1L 7.50% Escrow1,2	9,648,000	—6
	Catalent, Inc.1	40,200	2,260
			2,762,183

Financials	Apollo Asset Management, Inc.	2,630,627	310,598
9.89%	Aon PLC, Class A	752,130	220,810
	JPMorgan Chase & Co.	979,000	198,012
	Synchrony Financial	3,600,000	169,884
	Arthur J. Gallagher & Co.	572,715	148,511
	Mastercard, Inc., Class A	317,897	140,243
	Visa, Inc., Class A	530,120	139,140
	Ares Management Corp., Class A	1,015,403	135,333
	Blue Owl Capital, Inc., Class A	7,085,161	125,762
	Discover Financial Services	922,710	120,700
	Blackstone, Inc.	785,000	97,183
	Capital One Financial Corp.	675,000	93,454
	Fiserv, Inc.1	582,763	86,855
	CME Group, Inc., Class A	361,000	70,973
	BlackRock, Inc.	88,049	69,323
	American Express Co.	280,560	64,964
	Bank of America Corp.	1,580,000	62,837

85American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	KKR & Co., Inc.	595,732	$ 62,695
(continued)	Wells Fargo & Co.	980,000	58,202
	Nasdaq, Inc.	962,300	57,988
	Intercontinental Exchange, Inc.	412,619	56,483
	London Stock Exchange Group PLC	460,314	54,564
	Carlyle Group, Inc. (The)	814,688	32,710
	RenaissanceRe Holdings, Ltd.	97,535	21,800
	Brookfield Corp., Class A	486,973	20,229
	Fifth Third Bancorp	432,000	15,764
	Goldman Sachs Group, Inc.	30,100	13,615
	Chubb, Ltd.	37,981	9,688
	LPL Financial Holdings, Inc.	17,807	4,973
	Sberbank of Russia PJSC2	8,880,000	—6
			2,663,293

Communication	Meta Platforms, Inc., Class A	1,535,752	774,357
services	Alphabet, Inc., Class C	3,149,339	577,652
6.70%	Alphabet, Inc., Class A	531,770	96,862
	Comcast Corp., Class A	5,491,873	215,062
	Take-Two Interactive Software, Inc.1	550,000	85,519
	Charter Communications, Inc., Class A1	184,000	55,009
			1,804,461

Consumer	Booking Holdings, Inc.	107,243	424,843
discretionary	Home Depot, Inc.	815,243	280,639
6.62%	Royal Caribbean Cruises, Ltd.1	1,259,400	200,786
	General Motors Co.	3,500,000	162,610
	LVMH Moët Hennessy-Louis Vuitton SE	202,300	155,357
	Amazon.com, Inc.1	747,737	144,500
	D.R. Horton, Inc.	550,000	77,512
	Darden Restaurants, Inc.	448,084	67,804
	Compagnie Financière Richemont SA, Class A	391,173	61,050
	YUM! Brands, Inc.	368,381	48,796
	Texas Roadhouse, Inc.	263,872	45,310
	Hilton Worldwide Holdings, Inc.	139,547	30,449
	Moncler SpA	395,000	24,190
	Restaurant Brands International, Inc.	271,440	19,101
	Advance Auto Parts, Inc.	249,443	15,797
	lululemon athletica, Inc.1	31,981	9,553
	AutoZone, Inc.1	2,534	7,511
	Five Below, Inc.1	43,676	4,759
	Party City Holdco, Inc.1,2	68,158	1,187
	Party City Holdco, Inc.1,2,5	681	12
			1,781,766

Industrials	L3Harris Technologies, Inc.	1,031,041	231,551
6.32%	Boeing Co.1	1,007,043	183,292
	Deere & Co.	392,399	146,612
	Caterpillar, Inc.	350,000	116,585
	Ingersoll-Rand, Inc.	1,127,311	102,405
	TransDigm Group, Inc.	74,424	95,085
	General Electric Co.	595,120	94,606
	Airbus SE, non-registered shares	651,130	89,781
	Union Pacific Corp.	335,667	75,948
	Southwest Airlines Co.	2,523,000	72,183
	Republic Services, Inc.	340,689	66,210
	Safran SA	312,100	65,661
	Eaton Corp. PLC	172,210	53,996
	United Rentals, Inc.	78,815	50,972

American Funds Insurance Series 86

Asset Allocation Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	Copart, Inc.1	835,833	$ 45,269
(continued)	Lockheed Martin Corp.	91,466	42,724
	Quanta Services, Inc.	152,260	38,688
	Carrier Global Corp.	587,000	37,028
	Northrop Grumman Corp.	80,000	34,876
	GE Vernova, Inc.1	117,817	20,207
	Johnson Controls International PLC	278,300	18,499
	CSX Corp.	344,040	11,508
	Regal Rexnord Corp.	53,733	7,266

			1,700,952

Materials	Franco-Nevada Corp.	1,597,498	189,404
4.21%	Royal Gold, Inc.	1,405,000	175,850
	Wheaton Precious Metals Corp.4	3,349,100	175,560
	Lundin Mining Corp.	14,980,000	166,767
	ATI, Inc.1	2,804,538	155,512
	Nucor Corp.	500,000	79,040
	First Quantum Minerals, Ltd.	5,805,000	76,251
	Freeport-McMoRan, Inc.	1,431,593	69,575
	Linde PLC	73,100	32,077
	Air Products and Chemicals, Inc.	45,664	11,783
	Venator Materials PLC1,2	4,096	2,890
			1,134,709

Consumer staples	Philip Morris International, Inc.	3,305,485	334,945
3.57%	Constellation Brands, Inc., Class A	669,157	172,161
	Altria Group, Inc.	2,239,790	102,022
	Costco Wholesale Corp.	89,700	76,244
	Nestlé SA	609,435	62,210
	Monster Beverage Corp.1	702,217	35,076
	British American Tobacco PLC	1,080,000	33,199
	Dollar Tree Stores, Inc.1	287,000	30,643
	Keurig Dr Pepper, Inc.	907,399	30,307
	Mondelez International, Inc., Class A	440,000	28,793
	Bunge Global SA	197,085	21,043
	Procter & Gamble Co.	105,500	17,399
	Dollar General Corp.	125,000	16,529

			960,571

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	13,470,800	479,830
3.21%	ConocoPhillips	824,000	94,249
	Halliburton Co.	2,534,613	85,619
	Schlumberger NV	1,326,757	62,596
	Noble Corp. PLC, Class A	657,505	29,358
	Exxon Mobil Corp.	233,835	26,919
	Cenovus Energy, Inc. (CAD denominated)	1,348,236	26,501
	EOG Resources, Inc.	174,000	21,901
	TechnipFMC PLC4	715,711	18,716
	New Fortress Energy, Inc., Class A4	408,780	8,985
	TC Energy Corp. (CAD denominated)4	205,000	7,771
	Altera Infrastructure, LP1,2	16,129	1,205
	Constellation Oil Services Holding SA, Class B-11,2	480,336	77
	Bighorn Permian Resources, LLC2	4,392	—6
			863,727

87American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Real estate	Extra Space Storage, Inc. REIT	811,931	$ 126,182
1.07%	VICI Properties, Inc. REIT	4,209,324	120,555
	Crown Castle, Inc. REIT	435,600	42,558

			289,295

Utilities	Constellation Energy Corp.	138,666	27,771
0.16%	FirstEnergy Corp.	400,000	15,308

			43,079

	Total common stocks (cost: $10,597,781,000)		18,380,340
Preferred securities 0.00%

Industrials	ACR III LSC Holdings, LLC, Series B, preferred shares1,2,5	450	771
0.00%
	Total preferred securities (cost: $466,000)		771

Rights & warrants 0.00%

Energy	Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/20711,2	4	—6
0.00%
	Total rights & warrants (cost: $0)		—6

Convertible stocks 0.04%

Health care	Carbon Health Technologies, Inc., Series D-2,
0.04%	8.00% noncumulative convertible preferred shares2,3	4,955,500	11,596
	Total convertible stocks (cost: $50,000,000)		11,596
Convertible bonds & notes 0.01%		Principal amount

		(000)

Communication	DISH Network Corp., convertible notes, 3.375% 8/15/2026	USD4,000	2,501
services
	Total convertible bonds & notes (cost: $2,707,000)		2,501
0.01%

Bonds, notes & other debt instruments 23.64%

Mortgage-backed obligations 9.11%

Federal agency	Fannie Mae Pool #AD7072 4.00% 6/1/20257	—6	—6
mortgage-backed	Fannie Mae Pool #AE3069 4.00% 9/1/20257	—6	—6
obligations	Fannie Mae Pool #AH0829 4.00% 1/1/20267	—6	—6
8.42%	Fannie Mae Pool #AH6431 4.00% 2/1/20267	79	77
	Fannie Mae Pool #AH5618 4.00% 2/1/20267	—6	—6
	Fannie Mae Pool #890329 4.00% 4/1/20267	9	9
	Fannie Mae Pool #MA1109 4.00% 5/1/20277	1	1
	Fannie Mae Pool #MA3653 3.00% 3/1/20297	9	8
	Fannie Mae Pool #AL8347 4.00% 3/1/20297	49	49
	Fannie Mae Pool #254767 5.50% 6/1/20337	160	160
	Fannie Mae Pool #555956 5.50% 12/1/20337	102	102
	Fannie Mae Pool #BN1085 4.00% 1/1/20347	296	287
	Fannie Mae Pool #929185 5.50% 1/1/20367	318	319
	Fannie Mae Pool #893641 6.00% 9/1/20367	542	555
	Fannie Mae Pool #893688 6.00% 10/1/20367	138	141
	Fannie Mae Pool #AS8554 3.00% 12/1/20367	5,069	4,673
	Fannie Mae Pool #907239 6.00% 12/1/20367	22	22
	Fannie Mae Pool #928031 6.00% 1/1/20377	48	49

American Funds Insurance Series 88

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #888292 6.00% 3/1/20377	USD449	$ 460
mortgage-backed	Fannie Mae Pool #AD0249 5.50% 4/1/20377	84	85
obligations	Fannie Mae Pool #190379 5.50% 5/1/20377	45	45
(continued)	Fannie Mae Pool #924952 6.00% 8/1/20377	683	698
	Fannie Mae Pool #888637 6.00% 9/1/20377	8	8
	Fannie Mae Pool #995674 6.00% 5/1/20387	255	261
	Fannie Mae Pool #AD0119 6.00% 7/1/20387	803	823
	Fannie Mae Pool #995224 6.00% 9/1/20387	7	7
	Fannie Mae Pool #AE0021 6.00% 10/1/20387	251	258
	Fannie Mae Pool #AL7164 6.00% 10/1/20387	173	176
	Fannie Mae Pool #889983 6.00% 10/1/20387	15	15
	Fannie Mae Pool #AD0095 6.00% 11/1/20387	568	581
	Fannie Mae Pool #AB0538 6.00% 11/1/20387	96	98
	Fannie Mae Pool #995391 6.00% 11/1/20387	11	12
	Fannie Mae Pool #AD0833 6.00% 1/1/20397	—6	—6
	Fannie Mae Pool #AL0309 6.00% 1/1/20407	52	53
	Fannie Mae Pool #AL0013 6.00% 4/1/20407	152	156
	Fannie Mae Pool #AL7228 6.00% 4/1/20417	193	197
	Fannie Mae Pool #AB4536 6.00% 6/1/20417	359	367
	Fannie Mae Pool #MA4387 2.00% 7/1/20417	6,756	5,685
	Fannie Mae Pool #MA4501 2.00% 12/1/20417	7,786	6,517
	Fannie Mae Pool #FS0305 1.50% 1/1/20427	20,333	16,400
	Fannie Mae Pool #MA4520 2.00% 1/1/20427	13,249	11,089
	Fannie Mae Pool #AP2131 3.50% 8/1/20427	2,699	2,470
	Fannie Mae Pool #AU8813 4.00% 11/1/20437	1,806	1,710
	Fannie Mae Pool #AU9348 4.00% 11/1/20437	1,012	958
	Fannie Mae Pool #AU9350 4.00% 11/1/20437	868	819
	Fannie Mae Pool #AL8773 3.50% 2/1/20457	4,657	4,244
	Fannie Mae Pool #FM9416 3.50% 7/1/20457	7,679	6,964
	Fannie Mae Pool #AL8354 3.50% 10/1/20457	1,135	1,029
	Fannie Mae Pool #AL8522 3.50% 5/1/20467	2,395	2,171
	Fannie Mae Pool #BC7611 4.00% 5/1/20467	82	77
	Fannie Mae Pool #AS8310 3.00% 11/1/20467	326	289
	Fannie Mae Pool #BD9307 4.00% 11/1/20467	1,271	1,189
	Fannie Mae Pool #BD9699 3.50% 12/1/20467	1,421	1,286
	Fannie Mae Pool #BE1290 3.50% 2/1/20477	1,892	1,714
	Fannie Mae Pool #BM1179 3.00% 4/1/20477	415	365
	Fannie Mae Pool #256975 7.00% 10/1/20477	2	2
	Fannie Mae Pool #CA0770 3.50% 11/1/20477	1,347	1,217
	Fannie Mae Pool #257036 7.00% 11/1/20477	6	6
	Fannie Mae Pool #MA3211 4.00% 12/1/20477	2,319	2,168
	Fannie Mae Pool #MA3277 4.00% 2/1/20487	9	9
	Fannie Mae Pool #BK5255 4.00% 5/1/20487	10	9
	Fannie Mae Pool #FM3278 3.50% 11/1/20487	14,686	13,283
	Fannie Mae Pool #FM3280 3.50% 5/1/20497	1,987	1,802
	Fannie Mae Pool #CA4756 3.00% 12/1/20497	1,531	1,328
	Fannie Mae Pool #CA5968 2.50% 6/1/20507	4,974	4,147
	Fannie Mae Pool #CA6593 2.50% 8/1/20507	11,280	9,393
	Fannie Mae Pool #CA7052 3.00% 9/1/20507	348	300
	Fannie Mae Pool #CA7737 2.50% 11/1/20507	9,151	7,590
	Fannie Mae Pool #CA7599 2.50% 11/1/20507	1,426	1,191
	Fannie Mae Pool #FM4897 3.00% 11/1/20507	12,840	11,236
	Fannie Mae Pool #MA4237 2.00% 1/1/20517	6,150	4,870
	Fannie Mae Pool #CA8828 2.50% 2/1/20517	3,567	2,968
	Fannie Mae Pool #CB0290 2.00% 4/1/20517	4,442	3,505
	Fannie Mae Pool #CB0191 3.00% 4/1/20517	5,000	4,295
	Fannie Mae Pool #CB0193 3.00% 4/1/20517	601	517
	Fannie Mae Pool #FM7909 3.00% 6/1/20517	462	397
	Fannie Mae Pool #MA4378 2.00% 7/1/20517	164	129
	Fannie Mae Pool #FM8453 3.00% 8/1/20517	4,308	3,741
	Fannie Mae Pool #CB1304 3.00% 8/1/20517	78	67

89American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #MA4465 2.00% 11/1/20517	USD9,007	$ 7,073
mortgage-backed	Fannie Mae Pool #CB2078 3.00% 11/1/20517	8,781	7,533
obligations	Fannie Mae Pool #MA4492 2.00% 12/1/20517	2,597	2,038
(continued)	Fannie Mae Pool #CB2286 2.50% 12/1/20517	15,565	12,897
	Fannie Mae Pool #CB2375 2.50% 12/1/20517	7,243	6,008
	Fannie Mae Pool #CB2319 2.50% 12/1/20517	177	147
	Fannie Mae Pool #BT9483 2.50% 12/1/20517	85	71
	Fannie Mae Pool #CB2372 2.50% 12/1/20517	84	70
	Fannie Mae Pool #BT9510 2.50% 12/1/20517	84	70
	Fannie Mae Pool #BQ7006 2.00% 1/1/20527	3,141	2,466
	Fannie Mae Pool #FS0182 3.00% 1/1/20527	11,326	9,720
	Fannie Mae Pool #BV3076 2.00% 2/1/20527	7,915	6,215
	Fannie Mae Pool #MA4547 2.00% 2/1/20527	5,434	4,260
	Fannie Mae Pool #BV3083 2.00% 2/1/20527	1,073	842
	Fannie Mae Pool #FS0647 3.00% 2/1/20527	59,325	51,449
	Fannie Mae Pool #BV3101 2.00% 3/1/20527	3,156	2,478
	Fannie Mae Pool #FS1742 2.00% 3/1/20527	2,641	2,073
	Fannie Mae Pool #MA4562 2.00% 3/1/20527	1,938	1,521
	Fannie Mae Pool #BV4169 2.00% 3/1/20527	1,419	1,114
	Fannie Mae Pool #BV4172 2.00% 3/1/20527	1,362	1,069
	Fannie Mae Pool #MA4577 2.00% 4/1/20527	6,278	4,923
	Fannie Mae Pool #FS1598 2.00% 4/1/20527	3,221	2,523
	Fannie Mae Pool #FS7329 2.00% 6/1/20527	2,572	2,017
	Fannie Mae Pool #BW2918 4.50% 6/1/20527	5,626	5,314
	Fannie Mae Pool #FS6986 2.00% 7/1/20527	5,423	4,252
	Fannie Mae Pool #BW1192 4.50% 9/1/20527	683	645
	Fannie Mae Pool #CB4852 4.50% 10/1/20527	11,484	10,847
	Fannie Mae Pool #BX0097 4.50% 10/1/20527	855	809
	Fannie Mae Pool #FS5554 4.50% 11/1/20527	3,219	3,041
	Fannie Mae Pool #MA4842 5.50% 12/1/20527	2,632	2,598
	Fannie Mae Pool #MA4919 5.50% 2/1/20537	1,114	1,100
	Fannie Mae Pool #FS4191 5.50% 3/1/20537	2,781	2,749
	Fannie Mae Pool #MA5027 4.00% 5/1/20537	7,391	6,767
	Fannie Mae Pool #FS4563 5.00% 5/1/20537	811	786
	Fannie Mae Pool #MA5010 5.50% 5/1/20537	192	189
	Fannie Mae Pool #MA5038 5.00% 6/1/20537	25,518	24,675
	Fannie Mae Pool #MA5039 5.50% 6/1/20537	681	672
	Fannie Mae Pool #CB6491 6.50% 6/1/20537	1,536	1,579
	Fannie Mae Pool #CB6490 6.50% 6/1/20537	525	536
	Fannie Mae Pool #CB6468 6.50% 6/1/20537	388	396
	Fannie Mae Pool #FS7823 2.00% 7/1/20537	13,386	10,504
	Fannie Mae Pool #MA5072 5.50% 7/1/20537	2,552	2,518
	Fannie Mae Pool #MA5107 5.50% 8/1/20537	112	110
	Fannie Mae Pool #MA5139 6.00% 9/1/20537	23,988	24,071
	Fannie Mae Pool #MA5165 5.50% 10/1/20537	1,986	1,960
	Fannie Mae Pool #MA5166 6.00% 10/1/20537	5,848	5,867
	Fannie Mae Pool #BY1418 4.00% 11/1/20537	15,857	14,518
	Fannie Mae Pool #MA5191 6.00% 11/1/20537	8,784	8,814
	Fannie Mae Pool #BY1448 4.00% 12/1/20537	12,058	11,039
	Fannie Mae Pool #FS6668 5.50% 12/1/20537	293	290
	Fannie Mae Pool #FS6873 6.50% 1/1/20547	9,559	9,744
	Fannie Mae Pool #BY1343 4.00% 2/1/20547	12,961	11,864
	Fannie Mae Pool #FS6809 5.50% 2/1/20547	271	267
	Fannie Mae Pool #CB7932 6.00% 2/1/20547	3,672	3,696
	Fannie Mae Pool #CB7933 6.50% 2/1/20547	2,911	2,971
	Fannie Mae Pool #MA5296 5.50% 3/1/20547	14,315	14,123
	Fannie Mae Pool #CB8151 5.50% 3/1/20547	5,348	5,282
	Fannie Mae Pool #CB8163 6.00% 3/1/20547	983	990
	Fannie Mae Pool #CB8168 6.00% 3/1/20547	11	11
	Fannie Mae Pool #MA5341 4.00% 4/1/20547	24,586	22,506
	Fannie Mae Pool #CB8337 5.50% 4/1/20547	8,038	7,938

American Funds Insurance Series 90

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #MA5378 4.00% 5/1/20547	USD4,436	$ 4,061
mortgage-backed	Fannie Mae Pool #FS8153 6.00% 6/1/20547	1,240	1,251
obligations	Fannie Mae Pool #CB8755 6.00% 6/1/20547	1,084	1,092
(continued)	Fannie Mae Pool #BU4699 5.50% 7/1/20547	1,576	1,559
	Fannie Mae Pool #BU4700 6.00% 7/1/20547	563	567
	Fannie Mae Pool #BM6736 4.50% 11/1/20597	10,197	9,704
	Fannie Mae Pool #BF0497 3.00% 7/1/20607	3,614	3,007
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/20417	21	22
	Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/20417	65	65
	Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/20367	31	26
	Freddie Mac Pool #C91912 3.00% 2/1/20377	9,285	8,543
	Freddie Mac Pool #G03978 5.00% 3/1/20387	371	367
	Freddie Mac Pool #G04553 6.50% 9/1/20387	41	43
	Freddie Mac Pool #G08347 4.50% 6/1/20397	56	55
	Freddie Mac Pool #RB5071 2.00% 9/1/20407	22,289	18,840
	Freddie Mac Pool #C03518 5.00% 9/1/20407	507	502
	Freddie Mac Pool #Q05807 4.00% 1/1/20427	1,401	1,325
	Freddie Mac Pool #Q23185 4.00% 11/1/20437	1,065	1,010
	Freddie Mac Pool #Q23190 4.00% 11/1/20437	706	667
	Freddie Mac Pool #760014 2.838% 8/1/20457,8	149	145
	Freddie Mac Pool #Q37988 4.00% 12/1/20457	4,731	4,439
	Freddie Mac Pool #G60344 4.00% 12/1/20457	4,215	3,955
	Freddie Mac Pool #Z40130 3.00% 1/1/20467	3,760	3,323
	Freddie Mac Pool #Q41090 4.50% 6/1/20467	196	190
	Freddie Mac Pool #Q41909 4.50% 7/1/20467	200	193
	Freddie Mac Pool #760015 2.67% 1/1/20477,8	384	363
	Freddie Mac Pool #Q46021 3.50% 2/1/20477	1,097	995
	Freddie Mac Pool #SI2002 4.00% 3/1/20487	2,021	1,883
	Freddie Mac Pool #RA3384 3.00% 8/1/20507	367	316
	Freddie Mac Pool #SD8106 2.00% 11/1/20507	30,169	23,754
	Freddie Mac Pool #SD7528 2.00% 11/1/20507	15,946	12,734
	Freddie Mac Pool #RA5288 2.00% 5/1/20517	27,893	22,159
	Freddie Mac Pool #SD7544 3.00% 7/1/20517	369	320
	Freddie Mac Pool #SD8160 2.00% 8/1/20517	847	666
	Freddie Mac Pool #RA5782 2.50% 9/1/20517	9,191	7,637
	Freddie Mac Pool #SD7545 2.50% 9/1/20517	6,264	5,224
	Freddie Mac Pool #RA5971 3.00% 9/1/20517	6,078	5,247
	Freddie Mac Pool #QC6456 3.00% 9/1/20517	667	569
	Freddie Mac Pool #SD0734 3.00% 10/1/20517	163	141
	Freddie Mac Pool #QD1841 2.00% 11/1/20517	4,022	3,156
	Freddie Mac Pool #SD8182 2.00% 12/1/20517	1,730	1,356
	Freddie Mac Pool #RA6483 2.50% 12/1/20517	6,184	5,130
	Freddie Mac Pool #SD7552 2.50% 1/1/20527	2,162	1,797
	Freddie Mac Pool #SD0813 3.00% 1/1/20527	308	266
	Freddie Mac Pool #QD5748 2.00% 2/1/20527	909	714
	Freddie Mac Pool #SD8193 2.00% 2/1/20527	881	690
	Freddie Mac Pool #QD7089 3.50% 2/1/20527	939	838
	Freddie Mac Pool #SD5343 2.00% 3/1/20527	4,474	3,509
	Freddie Mac Pool #SD8199 2.00% 3/1/20527	3,102	2,432
	Freddie Mac Pool #QD8408 2.00% 3/1/20527	1,182	927
	Freddie Mac Pool #QD8103 2.00% 3/1/20527	893	700
	Freddie Mac Pool #QD8820 2.00% 3/1/20527	268	210
	Freddie Mac Pool #SD8204 2.00% 4/1/20527	3,138	2,462
	Freddie Mac Pool #QE0312 2.00% 4/1/20527	1,127	884
	Freddie Mac Pool #SD7554 2.50% 4/1/20527	83	69
	Freddie Mac Pool #SD8214 3.50% 5/1/20527	50	44
	Freddie Mac Pool #QE4383 4.00% 6/1/20527	2,276	2,089
	Freddie Mac Pool #SD8225 3.00% 7/1/20527	12,205	10,398
	Freddie Mac Pool #SD7556 3.00% 8/1/20527	1,274	1,098
	Freddie Mac Pool #QE7976 4.50% 8/1/20527	41,461	39,161
	Freddie Mac Pool #QE8579 4.50% 8/1/20527	188	177

91American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Pool #QF0212 4.50% 9/1/20527	USD863	$815
mortgage-backed	Freddie Mac Pool #QE9497 4.50% 9/1/20527	211	200
obligations	Freddie Mac Pool #SD1608 4.50% 9/1/20527	126	119
(continued)	Freddie Mac Pool #RA7938 5.00% 9/1/20527	1,180	1,143
	Freddie Mac Pool #QF1236 4.50% 10/1/20527	1,253	1,183
	Freddie Mac Pool #SD2465 4.50% 10/1/20527	82	77
	Freddie Mac Pool #SD8276 5.00% 12/1/20527	6,271	6,072
	Freddie Mac Pool #SD8297 4.00% 2/1/20537	1,940	1,778
	Freddie Mac Pool #SD8305 4.00% 3/1/20537	18,182	16,645
	Freddie Mac Pool #SD2716 5.00% 4/1/20537	1,298	1,256
	Freddie Mac Pool #RA8647 4.50% 5/1/20537	86	81
	Freddie Mac Pool #SD8329 5.00% 6/1/20537	427	412
	Freddie Mac Pool #SD8331 5.50% 6/1/20537	3,034	2,994
	Freddie Mac Pool #RA9294 6.50% 6/1/20537	723	742
	Freddie Mac Pool #RA9292 6.50% 6/1/20537	634	648
	Freddie Mac Pool #RA9289 6.50% 6/1/20537	583	600
	Freddie Mac Pool #RA9288 6.50% 6/1/20537	561	579
	Freddie Mac Pool #RA9287 6.50% 6/1/20537	404	417
	Freddie Mac Pool #RA9290 6.50% 6/1/20537	295	303
	Freddie Mac Pool #RA9291 6.50% 6/1/20537	218	222
	Freddie Mac Pool #RA9295 6.50% 6/1/20537	158	164
	Freddie Mac Pool #SD8341 5.00% 7/1/20537	34	33
	Freddie Mac Pool #SD8342 5.50% 7/1/20537	9,215	9,095
	Freddie Mac Pool #QH1153 4.00% 9/1/20537	494	453
	Freddie Mac Pool #SD8362 5.50% 9/1/20537	27,916	27,547
	Freddie Mac Pool #SD4053 6.00% 10/1/20537	5,721	5,751
	Freddie Mac Pool #SD4977 5.00% 11/1/20537	130,134	125,836
	Freddie Mac Pool #SD8372 5.50% 11/1/20537	25,587	25,249
	Freddie Mac Pool #SD8406 4.00% 1/1/20547	11,885	10,879
	Freddie Mac Pool #SD8413 4.00% 2/1/20547	22,785	20,856
	Freddie Mac Pool #SD8408 5.50% 3/1/20547	12,411	12,245
	Freddie Mac Pool #RJ1216 5.50% 4/1/20547	1,722	1,704
	Freddie Mac Pool #RJ1215 5.50% 4/1/20547	1,308	1,292
	Freddie Mac Pool #SD8428 4.00% 5/1/20547	1,005	920
	Freddie Mac Pool #RJ1417 5.50% 5/1/20547	16,539	16,370
	Freddie Mac Pool #RJ1419 5.50% 5/1/20547	7,984	7,892
	Freddie Mac Pool #RJ1448 5.50% 5/1/20547	3,077	3,045
	Freddie Mac Pool #SD8435 4.00% 6/1/20547	690	632
	Freddie Mac Pool #RJ1768 5.50% 6/1/20547	460	455
	Freddie Mac Pool #RJ1785 6.00% 6/1/20547	1,810	1,821
	Freddie Mac Pool #RJ1779 6.00% 6/1/20547	1,260	1,270
	Freddie Mac Pool #QI8872 5.50% 7/1/20547	766	758
	Freddie Mac Pool #QI8874 6.00% 7/1/20547	225	227
	Freddie Mac, Series T041, Class 3A, 4.336% 7/25/20327,8	160	150
	Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/20317	11,374	11,629
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA,
	3.00% 1/25/20567,8	2,296	2,105
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA,
	3.25% 7/25/20567,8	983	907
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA,
	3.00% 8/25/20567	4,513	4,117
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA,
	3.00% 8/25/20567,8	4,378	4,010
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT,
	3.25% 6/25/20577,8	820	728
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT,
	3.50% 6/25/20577	681	609
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
	3.50% 8/25/20577	1,456	1,372
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT,
	3.50% 11/25/20577	1,749	1,540

American Funds Insurance Series 92

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA,
mortgage-backed	3.50% 8/25/20587	USD7,854	$7,296
obligations	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA,
(continued)	3.00% 2/25/20597	4,595	4,149
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50% 11/25/20287	1,821	1,712
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1,
	3.50% 5/25/20297	3,584	3,402
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2,
	3.50% 5/25/20297	2,455	2,290
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C,
	2.75% 11/25/20297	2,254	2,082
	Government National Mortgage Assn. 2.50% 7/1/20547,9	14,000	11,770
	Government National Mortgage Assn. 3.00% 7/1/20547,9	32,663	28,462
	Government National Mortgage Assn. 4.00% 7/1/20547,9	14,285	13,202
	Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/20487	421	392
	Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/20487	283	273
	Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/20507	168	162
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/20507	7,236	5,868
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/20507	72,466	58,755
	Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/20517	1,469	1,416
	Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/20517	406	391
	Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/20527	152	128
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/20527	13,059	10,983
	Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/20527	142	128
	Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/20527	924	777
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/20527	697	626
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/20527	1,585	1,466
	Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/20527	32,854	29,510
	Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/20527	2,386	2,008
	Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/20537	2,081	1,752
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/20537	3,153	2,999
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/20537	29,544	28,103
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/20637	2,065	1,539
	Uniform Mortgage-Backed Security 2.50% 7/1/20397,9	638	576
	Uniform Mortgage-Backed Security 2.00% 7/1/20547,9	111,474	87,202
	Uniform Mortgage-Backed Security 2.50% 7/1/20547,9	210,980	172,303
	Uniform Mortgage-Backed Security 3.00% 7/1/20547,9	46,540	39,596
	Uniform Mortgage-Backed Security 3.50% 7/1/20547,9	101,292	89,659
	Uniform Mortgage-Backed Security 4.00% 7/1/20547,9	59,638	54,575
	Uniform Mortgage-Backed Security 4.50% 7/1/20547,9	62,783	59,195
	Uniform Mortgage-Backed Security 5.00% 7/1/20547,9	16,500	15,948
	Uniform Mortgage-Backed Security 5.50% 7/1/20547,9	57,079	56,300
	Uniform Mortgage-Backed Security 6.00% 7/1/20547,9	42,142	42,265
	Uniform Mortgage-Backed Security 6.50% 7/1/20547,9	114,534	116,583
	Uniform Mortgage-Backed Security 2.50% 8/1/20547,9	104,050	85,065
	Uniform Mortgage-Backed Security 3.00% 8/1/20547,9	20,104	17,120
	Uniform Mortgage-Backed Security 3.50% 8/1/20547,9	27,000	23,903
	Uniform Mortgage-Backed Security 4.50% 8/1/20547,9	35,000	33,008
	Uniform Mortgage-Backed Security 5.00% 8/1/20547,9	9,000	8,698
	Uniform Mortgage-Backed Security 6.00% 8/1/20547,9	58,728	58,873
	Uniform Mortgage-Backed Security 6.50% 8/1/20547,9	18,304	18,620
			2,268,656

Commercial	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/20567	5,368	5,573
mortgage-backed	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/20567,8	857	905
securities	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/20637	2,909	2,483
0.53%	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/20517	1,000	943
	Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/20537	2,960	2,479

93American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Commercial	BX Trust, Series 2024-CNYN, Class A,
mortgage-backed	(1-month USD CME Term SOFR + 1.442%) 6.771% 4/15/20295,7,8	USD6,164	$ 6,177
securities	BX Trust, Series 2021-SDMF, Class A,
(continued)	(1-month USD CME Term SOFR + 0.703%) 6.032% 9/15/20345,7,8	5,711	5,633
	BX Trust, Series 2021-VOLT, Class A,
	(1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/20365,7,8	4,505	4,452
	BX Trust, Series 2021-ARIA, Class A,
	(1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/20365,7,8	7,968	7,875
	BX Trust, Series 2021-ARIA, Class B,
	(1-month USD CME Term SOFR + 1.411%) 6.74% 10/15/20365,7,8	5,968	5,889
	BX Trust, Series 2021-SOAR, Class A,
	(1-month USD CME Term SOFR + 0.784%) 6.113% 6/15/20385,7,8	6,609	6,539
	BX Trust, Series 2021-SOAR, Class B,
	(1-month USD CME Term SOFR + 0.984%) 6.313% 6/15/20385,7,8	1,193	1,179
	BX Trust, Series 2021-SOAR, Class C,
	(1-month USD CME Term SOFR + 1.214%) 6.543% 6/15/20385,7,8	1,078	1,064
	BX Trust, Series 2021-ACNT, Class A,
	(1-month USD CME Term SOFR + 0.964%) 6.293% 11/15/20385,7,8	4,955	4,901
	BX Trust, Series 2022-AHP, Class A,
	(1-month USD CME Term SOFR + 0.99%) 6.319% 2/15/20395,7,8	6,334	6,264
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A,
	6.015% 10/12/20405,7,8	3,606	3,614
	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB,
	2.984% 4/10/20487	42	42
	Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/20507	4,735	4,660
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/20487	322	318
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/20405,7	3,677	3,774
	Extended Stay America Trust, Series 2021-ESH, Class A,
	(1-month USD CME Term SOFR + 1.194%) 6.523% 7/15/20385,7,8	1,429	1,424
	Extended Stay America Trust, Series 2021-ESH, Class B,
	(1-month USD CME Term SOFR + 1.494%) 6.823% 7/15/20385,7,8	1,304	1,300
	Extended Stay America Trust, Series 2021-ESH, Class C,
	(1-month USD CME Term SOFR + 1.814%) 7.143% 7/15/20385,7,8	1,363	1,361
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/20405,7	3,795	3,104
	Great Wolf Trust, Series 2024-WLF2, Class A,
	(1-month USD CME Term SOFR + 1.691%) 7.02% 5/15/20415,7,8	9,264	9,275
	GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 5.101% 9/15/20385,7,8	1,355	1,321
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/20537	2,489	2,119
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A,
	3.024% 1/5/20395,7	1,698	1,519
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C,
	3.377% 1/5/20395,7	578	484
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C,
	3.565% 1/5/20395,7,8	100	81
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B,
	(1-month USD CME Term SOFR + 1.514%) 6.85% 10/15/20385,7,8	1,326	1,323
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/20395,7	13,772	12,258
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A,
	(1-month USD CME Term SOFR + 0.915%) 6.244% 4/15/20385,7,8	3,314	3,289
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB,
	3.557% 12/15/20477	192	190
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB,
	3.04% 4/15/20487	107	107
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
	(1-month USD CME Term SOFR + 1.392%) 6.72% 5/15/20395,7,8	4,424	4,409
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/20415,7	2,194	1,794

American Funds Insurance Series 94

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Commercial	SREIT Trust, Series 2021-MFP, Class A,
mortgage-backed	(1-month USD CME Term SOFR + 0.845%) 6.174% 11/15/20385,7,8	USD4,601	$4,561
securities	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A,
(continued)	(1-month USD CME Term SOFR + 1.00%) 6.329% 1/15/20395,7,8	10,709	10,584
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A,
	(1-month USD CME Term SOFR + 2.789%) 8.118% 11/15/20275,7,8	6,379	6,402
			141,669

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/20485,7,8	836	720
mortgage-backed	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/20685,7,8	740	734
obligations (privately	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/20375,7	3,693	3,495
originated)	CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1,
0.16%	6.00% 9/25/20347	133	127
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A,
	2.00% 3/25/20695,7	1,897	2,078
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1,
	2.00% 6/25/20695,7	5,901	6,403
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3,
	(30-day Average USD-SOFR + 3.414%) 8.75% 10/25/20277,8	56	56
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6,
	Class M1A, (30-day Average USD-SOFR + 2.15%) 7.485% 9/25/20425,7,8	612	620
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1,
	(30-day Average USD-SOFR + 1.25%) 6.585% 5/25/20445,7,8	4,467	4,487
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/20265,7	3,958	3,637
	MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/20347	261	251
	Mello Warehouse Securitization Trust, Series 2021-3, Class A,
	(3-month USD CME Term SOFR + 0.965%) 6.31% 11/25/20555,7,8	4,040	4,039
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1,
	6.386% 5/25/2069 (7.386% on 5/1/2028)5,7,10	3,695	3,733
	Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1,
	4.70% 7/25/2062 (5.70% on 6/1/2026)5,7,10	5,045	4,924
	Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/20385,7	2,446	2,260
	Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/20635,7	2,899	2,735
	Verus Securitization Trust, Series 2023-5, Class A5,
	6.476% 6/25/2068 (7.476% on 6/1/2027)5,7,10	2,875	2,882
			43,181

	Total mortgage-backed obligations		2,453,506
U.S. Treasury bonds & notes 6.04%

U.S. Treasury	U.S. Treasury 4.25% 9/30/2024	880	878
5.91%	U.S. Treasury 1.00% 12/15/2024	10,725	10,520
	U.S. Treasury 3.875% 4/30/2025	4,250	4,204
	U.S. Treasury 4.625% 6/30/2025	160,260	159,496
	U.S. Treasury 4.75% 7/31/2025	71,532	71,283
	U.S. Treasury 5.00% 10/31/2025	2,418	2,418
	U.S. Treasury 4.875% 11/30/2025	12,250	12,237
	U.S. Treasury 4.25% 1/31/2026	1,813	1,796
	U.S. Treasury 0.50% 2/28/2026	42,515	39,590
	U.S. Treasury 4.625% 2/28/2026	2,096	2,088
	U.S. Treasury 3.625% 5/15/2026	1,195	1,171
	U.S. Treasury 4.625% 6/30/2026	13,850	13,824
	U.S. Treasury 0.75% 8/31/2026	52	48
	U.S. Treasury 0.875% 9/30/2026	565	520
	U.S. Treasury 1.125% 10/31/2026	471	435
	U.S. Treasury 4.625% 11/15/2026	7,985	7,982
	U.S. Treasury 4.00% 1/15/2027	8,825	8,697
	U.S. Treasury 4.125% 2/15/2027	1,404	1,388
	U.S. Treasury 1.125% 2/28/2027	762	697

95American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury 2.375% 5/15/2027	USD880	$829
(continued)	U.S. Treasury 2.625% 5/31/2027	96,250	91,282
	U.S. Treasury 4.625% 6/15/2027	924	927
	U.S. Treasury 0.50% 6/30/2027	36,300	32,259
	U.S. Treasury 4.125% 9/30/2027	90,000	88,998
	U.S. Treasury 4.00% 2/29/2028	46,200	45,494
	U.S. Treasury 3.625% 3/31/2028	10	10
	U.S. Treasury 3.50% 4/30/2028	5,600	5,415
	U.S. Treasury 1.25% 9/30/2028	3,142	2,761
	U.S. Treasury 4.00% 1/31/2029	127,369	125,386
	U.S. Treasury 2.875% 4/30/2029	50,000	46,759
	U.S. Treasury 4.25% 6/30/2029	48,480	48,260
	U.S. Treasury 1.50% 2/15/2030	16,651	14,291
	U.S. Treasury 4.00% 2/28/2030	1,598	1,569
	U.S. Treasury 0.625% 5/15/2030	20,225	16,344
	U.S. Treasury 4.00% 7/31/2030	8,160	8,003
	U.S. Treasury 4.875% 10/31/2030	50,765	52,199
	U.S. Treasury 4.25% 6/30/2031	31,288	31,180
	U.S. Treasury 2.875% 5/15/2032	50,000	45,041
	U.S. Treasury 4.125% 11/15/2032	723	711
	U.S. Treasury 3.50% 2/15/2033	29,540	27,682
	U.S. Treasury 3.875% 8/15/2033	136,086	130,930
	U.S. Treasury 4.375% 5/15/2034	46,050	46,068
	U.S. Treasury 1.125% 5/15/204011	37,775	23,257
	U.S. Treasury 1.375% 11/15/2040	17,695	11,171
	U.S. Treasury 1.75% 8/15/2041	37,854	25,020
	U.S. Treasury 2.00% 11/15/2041	1,181	812
	U.S. Treasury 4.625% 5/15/2044	43,595	43,512
	U.S. Treasury 2.50% 2/15/2046	3,755	2,647
	U.S. Treasury 3.00% 5/15/2047	9,355	7,158
	U.S. Treasury 3.00% 2/15/2048	336	256
	U.S. Treasury 1.375% 8/15/205011	12,500	6,400
	U.S. Treasury 2.25% 2/15/2052	72,025	45,906
	U.S. Treasury 4.00% 11/15/2052	8,369	7,627
	U.S. Treasury 3.625% 2/15/205311	125,000	106,394
	U.S. Treasury 3.625% 5/15/2053	22,676	19,306
	U.S. Treasury 4.25% 2/15/205411	95,597	91,068
			1,592,204

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.25% 1/15/202512	26,473	25,939
inflation-protected	U.S. Treasury Inflation-Protected Security 0.375% 7/15/202512	4,891	4,770
securities	U.S. Treasury Inflation-Protected Security 0.125% 10/15/202512	4,108	3,974
0.13%
			34,683

	Total U.S. Treasury bonds & notes		1,626,887
Corporate bonds, notes & loans 5.90%

Financials	AerCap Ireland Capital DAC 2.45% 10/29/2026	5,457	5,092
1.47%	AG Issuer, LLC 6.25% 3/1/20285	4,470	4,377
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/20275	1,072	1,113
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)5,10	4,250	4,343
	Alliant Holdings Intermediate, LLC 4.25% 10/15/20275	2,100	1,969
	Alliant Holdings Intermediate, LLC 5.875% 11/1/20295	2,295	2,150
	Ally Financial, Inc. 8.00% 11/1/2031	3,000	3,315
	American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)10	4,810	4,859
	American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)10	2,686	2,864
	American International Group, Inc. 5.125% 3/27/2033	2,937	2,895
	AmWINS Group, Inc. 4.875% 6/30/20295	1,348	1,256
	Aretec Group, Inc. 7.50% 4/1/20295	1,250	1,206

American Funds Insurance Series 96

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Banco Santander, SA 2.746% 5/28/2025	USD1,200	$1,169
(continued)	Banco Santander, SA 5.147% 8/18/2025	1,400	1,390
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)10	2,428	2,153
	Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)10	2,250	2,237
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)10	2,098	2,095
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)10	1,000	818
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)10	4,535	4,490
	Bank of America Corp. 5.468% 1/23/2035
	(3-month USD CME Term SOFR + 1.65% on 1/23/2034)10	8,050	8,045
	Bank of New York Mellon Corp. 4.975% 3/14/2030
	(USD-SOFR + 1.085% on 3/14/2029)10	3,477	3,457
	Berkshire Hathaway, Inc. 3.125% 3/15/2026	500	484
	Block, Inc. 3.50% 6/1/2031	2,325	2,007
	Blue Owl Capital Corp. 4.00% 3/30/2025	102	100
	Blue Owl Capital Corp. 3.40% 7/15/2026	1,290	1,216
	Blue Owl Capital Corp. II 4.625% 11/26/20245	512	509
	Blue Owl Capital Corp. III 3.125% 4/13/2027	2,520	2,306
	Blue Owl Credit Income Corp. 4.70% 2/8/2027	2,500	2,380
	Blue Owl Credit Income Corp. 6.65% 3/15/2031	1,630	1,594
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)5,10	3,062	2,847
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)5,10	2,829	2,470
	BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034)5,10	281	280
	Boost Newco Borrower, LLC 7.50% 1/15/20315	1,150	1,200
	BPCE SA 5.15% 7/21/20245	3,710	3,707
	BPCE SA 1.00% 1/20/20265	500	467
	BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)5,10	271	269
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)5,10	8,125	8,096
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)5,10	1,450	1,474
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)5,10	4,375	4,358
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)10	4,609	4,638
	Castlelake Aviation Finance DAC 5.00% 4/15/20275	3,370	3,263
	Chubb INA Holdings, LLC 3.35% 5/3/2026	880	852
	Chubb INA Holdings, LLC 5.00% 3/15/2034	4,223	4,183
	Chubb INA Holdings, LLC 4.35% 11/3/2045	400	346
	Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)10	8,000	7,998
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)10	6,275	6,240
	Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)10	3,254	2,899
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)10	1,475	1,501
	Citizens Financial Group, Inc. 6.645% 4/25/2035
	(USD-SOFR + 2.325% on 4/25/2034)10	4,250	4,395
	CME Group, Inc. 3.75% 6/15/2028	3,425	3,300
	Coinbase Global, Inc. 3.375% 10/1/20285	4,875	4,184
	Coinbase Global, Inc. 3.625% 10/1/20315	5,230	4,198
	Compass Group Diversified Holdings, LLC 5.25% 4/15/20295	820	779
	Compass Group Diversified Holdings, LLC 5.00% 1/15/20325	715	648
	Cooperatieve Rabobank UA 4.375% 8/4/2025	4,500	4,431
	Corebridge Financial, Inc. 3.50% 4/4/2025	642	631
	Corebridge Financial, Inc. 3.65% 4/5/2027	914	875
	Corebridge Financial, Inc. 3.85% 4/5/2029	621	582
	Corebridge Financial, Inc. 3.90% 4/5/2032	351	314
	Corebridge Financial, Inc. 4.35% 4/5/2042	203	167
	Corebridge Financial, Inc. 4.40% 4/5/2052	489	385
	Crédit Agricole SA 4.375% 3/17/20255	850	840
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)10	6,650	6,151
	Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)10	1,109	1,108
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)10	2,250	2,323
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)10	750	780
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)10	300	264
	DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)5,10	7,750	7,775
	Fidelity National Information Services, Inc. 3.10% 3/1/2041	302	217

97American Funds Insurance Series
Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Fiserv, Inc. 3.50% 7/1/2029	USD471	$ 436
(continued)	Fiserv, Inc. 2.65% 6/1/2030	3,605	3,138
	Goldman Sachs Group, Inc. 1.948% 10/21/2027
	(USD-SOFR + 0.913% on 10/21/2026)10	2,198	2,030
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)10	4,000	3,732
	Goldman Sachs Group, Inc.
	3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)10	390	370
	Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)10	2,323	1,954
	Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)10	2,000	1,480
	Hightower Holding, LLC 6.75% 4/15/20295	870	815
	HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)10	625	618
	HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)10	1,436	1,202
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)10	400	333
	HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)10	770	802
	HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)10	5,839	5,873
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)10	537	562
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	2,254	2,270
	Intesa Sanpaolo SpA 8.248% 11/21/2033
	(1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/
	2032)5,10	4,600	5,076
	Intesa Sanpaolo SpA 7.778% 6/20/2054
	(1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)5,10	3,621	3,786
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)10	2,975	2,772
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)10	1,066	1,060
	JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)10	4,000	3,903
	JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)10	3,740	3,703
	JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)10	4,250	4,392
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)10	4,750	4,826
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)10	4,411	4,394
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)10	4,250	4,362
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)10	1,222	1,141
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/20315	355	358
	Lloyds Banking Group PLC 1.627% 5/11/2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)10	800	743
	Lloyds Banking Group PLC 5.679% 1/5/2035
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)10	10,155	10,120
	Marsh & McLennan Companies, Inc. 4.375% 3/15/2029	1,705	1,667
	Marsh & McLennan Companies, Inc. 4.90% 3/15/2049	719	644
	Marsh & McLennan Companies, Inc. 2.90% 12/15/2051	920	573
	Mastercard, Inc. 4.85% 3/9/2033	4,258	4,241
	Metropolitan Life Global Funding I 5.15% 3/28/20335	1,600	1,581
	Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)10	2,450	2,427
	Morgan Stanley 3.125% 7/27/2026	325	311
	Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)10	425	423
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)10	4,458	4,445
	Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)10	4,150	4,176
	Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)10	2,500	2,462
	Nasdaq, Inc. 5.35% 6/28/2028	1,926	1,944
	Nasdaq, Inc. 5.55% 2/15/2034	4,870	4,879
	Nationstar Mortgage Holdings, Inc. 7.125% 2/1/20325	1,630	1,641
	Navient Corp. 6.75% 6/15/2026	300	302
	Navient Corp. 5.50% 3/15/2029	10,330	9,441
	Navient Corp. 11.50% 3/15/2031	4,860	5,358
	New York Life Global Funding 2.35% 7/14/20265	590	559
	New York Life Global Funding 4.55% 1/28/20335	1,263	1,202
	Northwestern Mutual Global Funding 1.75% 1/11/20275	2,500	2,308
	OneMain Finance Corp. 3.875% 9/15/2028	756	679
	OneMain Finance Corp. 7.875% 3/15/2030	2,565	2,647
	Osaic Holdings, Inc. 10.75% 8/1/20275	2,420	2,494
	Owl Rock Capital Corp. 3.75% 7/22/2025	2,874	2,803

American Funds Insurance Series 98

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Oxford Finance, LLC 6.375% 2/1/20275	USD1,125	$ 1,085
(continued)	PayPal Holdings, Inc. 2.65% 10/1/2026	662	627
	PayPal Holdings, Inc. 2.30% 6/1/2030	616	531
	Power Finance Corp., Ltd. 5.25% 8/10/2028	383	380
	Power Finance Corp., Ltd. 6.15% 12/6/2028	350	359
	Power Finance Corp., Ltd. 4.50% 6/18/2029	554	530
	Power Finance Corp., Ltd. 3.95% 4/23/2030	1,213	1,117
	Prudential Financial, Inc. 4.35% 2/25/2050	2,205	1,798
	Prudential Financial, Inc. 3.70% 3/13/2051	755	548
	Rocket Mortgage, LLC 2.875% 10/15/20265	2,110	1,972
	Rocket Mortgage, LLC 3.625% 3/1/20295	1,505	1,366
	Royal Bank of Canada 1.15% 6/10/2025	4,711	4,525
	Starwood Property Trust, Inc. 4.375% 1/15/20275	3,580	3,393
	Starwood Property Trust, Inc. 7.25% 4/1/20295	425	430
	Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049
	(5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)5,10	1,000	966
	Toronto-Dominion Bank (The) 0.75% 9/11/2025	5,375	5,088
	Toronto-Dominion Bank (The) 1.25% 9/10/2026	2,425	2,224
	Toronto-Dominion Bank (The) 1.95% 1/12/2027	2,500	2,321
	Travelers Companies, Inc. 4.00% 5/30/2047	860	693
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)10	1,677	1,781
	Truist Insurance Holdings, LLC, Term Loan,
	(1-month USD CME Term SOFR + 4.75%) 10.073% 3/8/20328,13	4,160	4,252
	U.S. Bancorp 2.375% 7/22/2026	4,000	3,776
	UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)5,10	1,568	1,558
	UBS Group AG 4.125% 9/24/20255	2,750	2,698
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)5,10	1,250	1,208
	UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)5,10,14	800	755
	UBS Group AG 5.428% 2/8/2030
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)5,10	3,575	3,569
	UBS Group AG 5.699% 2/8/2035
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)5,10	3,075	3,073
	UniCredit SpA 4.625% 4/12/20275	625	610
	Wells Fargo & Co.
	2.164% 2/11/2026 (3-month USD CME Term SOFR + 1.012% on 2/11/2025)10	8,000	7,828
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)10	7,025	7,087
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)10	400	369
	Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)10	7,225	7,499
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)10	3,750	3,999
	Westpac Banking Corp. 2.894% 2/4/2030
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)10	3,000	2,942
	Westpac Banking Corp. 2.668% 11/15/2035
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)10	3,325	2,749
	Westpac Banking Corp. 2.963% 11/16/2040	1,500	1,052

			395,540

Health care	AdaptHealth, LLC 6.125% 8/1/20285	645	616
0.64%	AdaptHealth, LLC 4.625% 8/1/20295	1,990	1,727
	AdaptHealth, LLC 5.125% 3/1/20305	1,010	884
	Amgen, Inc. 5.25% 3/2/2030	1,244	1,254
	Amgen, Inc. 5.25% 3/2/2033	2,500	2,494
	Amgen, Inc. 5.60% 3/2/2043	1,500	1,479
	Amgen, Inc. 5.65% 3/2/2053	378	373
	Amgen, Inc. 4.40% 2/22/2062	1,697	1,349
	Amgen, Inc. 5.75% 3/2/2063	258	253
	AstraZeneca Finance, LLC 1.75% 5/28/2028	1,871	1,660
	AstraZeneca Finance, LLC 4.90% 2/26/2031	1,850	1,846
	AstraZeneca Finance, LLC 2.25% 5/28/2031	742	627
	AstraZeneca Finance, LLC 5.00% 2/26/2034	5,800	5,770

99American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Health care	AstraZeneca PLC 3.375% 11/16/2025	USD1,140	$ 1,112
(continued)	Bausch Health Companies, Inc. 5.50% 11/1/20255	6,275	5,851
	Bausch Health Companies, Inc. 4.875% 6/1/20285	7,450	5,584
	Bausch Health Companies, Inc., Term Loan,
	(3-month USD CME Term SOFR + 5.25%) 10.694% 2/1/20278,13	987	902
	Baxter International, Inc. 1.322% 11/29/2024	7,109	6,981
	Baxter International, Inc. 1.915% 2/1/2027	4,739	4,345
	Baxter International, Inc. 2.272% 12/1/2028	3,180	2,804
	Bayer US Finance, LLC 6.125% 11/21/20265	6,047	6,113
	Bayer US Finance, LLC 6.25% 1/21/20295	3,451	3,525
	Becton, Dickinson and Co. 5.081% 6/7/2029	3,363	3,361
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	3,750	3,744
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	1,800	1,807
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	825	824
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	2,550	2,493
	Centene Corp. 4.25% 12/15/2027	565	540
	Centene Corp. 4.625% 12/15/2029	1,265	1,197
	CHS / Community Health Systems, Inc. 5.625% 3/15/20275	2,750	2,563
	CHS / Community Health Systems, Inc. 5.25% 5/15/20305	4,325	3,570
	CVS Health Corp. 5.00% 1/30/2029	3,831	3,793
	CVS Health Corp. 5.40% 6/1/2029	4,144	4,150
	CVS Health Corp. 5.55% 6/1/2031	3,039	3,043
	CVS Health Corp. 5.70% 6/1/2034	4,053	4,044
	Elevance Health, Inc. 2.375% 1/15/2025	818	804
	Elevance Health, Inc. 4.90% 2/8/2026	1,417	1,406
	Elevance Health, Inc. 4.75% 2/15/2033	811	784
	Elevance Health, Inc. 5.125% 2/15/2053	344	317
	Endo Finance Holdings, Inc. 8.50% 4/15/20315	2,200	2,273
	Endo International PLC, Term Loan B,
	(3-month USD CME Term SOFR + 4.50%) 9.826% 4/23/20318,13	2,575	2,573
	Gilead Sciences, Inc. 5.25% 10/15/2033	2,642	2,663
	HCA, Inc. 3.375% 3/15/2029	804	739
	HCA, Inc. 3.625% 3/15/2032	1,000	881
	HCA, Inc. 4.375% 3/15/2042	1,500	1,234
	HCA, Inc. 4.625% 3/15/2052	1,450	1,171
	Humana, Inc. 5.375% 4/15/2031	3,194	3,178
	Humana, Inc. 5.75% 4/15/2054	1,517	1,463
	Jazz Securities DAC 4.375% 1/15/20295	1,975	1,835
	Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	2,213	2,163
	Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	4,000	3,847
	Molina Healthcare, Inc. 3.875% 11/15/20305	2,899	2,579
	Molina Healthcare, Inc. 3.875% 5/15/20325	3,855	3,344
	Novant Health, Inc. 3.168% 11/1/2051	3,750	2,511
	Novartis Capital Corp. 1.75% 2/14/2025	500	489
	Novartis Capital Corp. 2.00% 2/14/2027	636	592
	Owens & Minor, Inc. 4.50% 3/31/20295	5,065	4,373
	Owens & Minor, Inc. 6.625% 4/1/20305	1,495	1,361
	Radiology Partners, Inc. 3.50% PIK and 4.28% Cash 1/31/20295,15	3,199	3,003
	Radiology Partners, Inc., Term Loan B,
	(3-month USD CME Term SOFR + 5.00%)
	1.50% PIK and 9.08% Cash 1/31/20298,13,15	3,351	3,188
	Summa Health 3.511% 11/15/2051	1,655	1,208
	Tenet Healthcare Corp. 4.25% 6/1/2029	1,560	1,454
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	16,940	15,912
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	11,995	11,549
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	2,625	1,836

			173,408

American Funds Insurance Series 100

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Communication	AT&T, Inc. 3.50% 9/15/2053	USD5,140	$3,492
services	CCO Holdings, LLC 4.75% 3/1/20305	2,658	2,304
0.63%	CCO Holdings, LLC 4.50% 8/15/20305	3,500	2,966
	CCO Holdings, LLC 4.25% 2/1/20315	4,286	3,503
	CCO Holdings, LLC 4.75% 2/1/20325	2,150	1,762
	CCO Holdings, LLC 4.50% 5/1/2032	6,268	5,053
	CCO Holdings, LLC 4.50% 6/1/20335	157	124
	CCO Holdings, LLC 4.25% 1/15/20345	116	88
	Charter Communications Operating, LLC 4.908% 7/23/2025	116	115
	Charter Communications Operating, LLC 5.25% 4/1/2053	3,750	2,945
	Comcast Corp. 2.35% 1/15/2027	4,000	3,746
	Comcast Corp. 4.80% 5/15/2033	2,416	2,353
	Comcast Corp. 5.65% 6/1/2054	2,281	2,279
	Connect Finco SARL 6.75% 10/1/20265	3,800	3,671
	CSC Holdings, LLC, Term Loan B,
	(3-month USD CME Term SOFR + 4.50%) 9.829% 1/18/20288,13	2,693	2,595
	DIRECTV Financing, LLC 5.875% 8/15/20275	3,655	3,441
	DIRECTV Financing, LLC 8.875% 2/1/20305	925	906
	DISH DBS Corp. 5.875% 11/15/2024	7,055	6,705
	DISH Network Corp. 11.75% 11/15/20275	5,000	4,907
	Embarq Corp. 7.995% 6/1/2036	7,409	973
	Frontier Communications Holdings, LLC 5.00% 5/1/20285	7,210	6,800
	Frontier Communications Holdings, LLC 6.75% 5/1/20295	4,400	4,040
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	3,850	3,358
	Frontier Communications Holdings, LLC 6.00% 1/15/20305	2,900	2,527
	Frontier Communications Holdings, LLC 8.75% 5/15/20305	1,100	1,135
	Frontier Communications Holdings, LLC 8.625% 3/15/20315	1,000	1,031
	Gray Television, Inc. 7.00% 5/15/20275	1,969	1,815
	Gray Television, Inc. 10.50% 7/15/20295	4,805	4,836
	Gray Television, Inc. 4.75% 10/15/20305	1,850	1,112
	Gray Television, Inc. 5.375% 11/15/20315	7,010	3,979
	Intelsat Jackson Holdings SA 6.50% 3/15/20305	5,516	5,146
	Ligado Networks, LLC 15.50% PIK 11/1/20235,15,16	5,838	861
	Ligado Networks, LLC, Term Loan, 17.50% PIK 11/1/20232,13,15,16	571	542
	Midas OpCo Holdings, LLC 5.625% 8/15/20295	3,205	2,963
	Netflix, Inc. 5.875% 11/15/2028	1,313	1,353
	Netflix, Inc. 5.375% 11/15/20295	20	20
	Nexstar Media, Inc. 4.75% 11/1/20285	3,950	3,515
	SBA Tower Trust 1.631% 11/15/20265	8,707	7,914
	Scripps Escrow II, Inc. 3.875% 1/15/20295	2,325	1,622
	Sirius XM Radio, Inc. 4.00% 7/15/20285	3,575	3,233
	Sirius XM Radio, Inc. 4.125% 7/1/20305	2,272	1,942
	Sirius XM Radio, Inc. 3.875% 9/1/20315	6,252	5,108
	Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,438	2,219
	Tencent Holdings, Ltd. 2.39% 6/3/2030	566	486
	T-Mobile USA, Inc. 1.50% 2/15/2026	500	470
	T-Mobile USA, Inc. 2.05% 2/15/2028	325	292
	T-Mobile USA, Inc. 4.95% 3/15/2028	1,918	1,906
	T-Mobile USA, Inc. 4.80% 7/15/2028	4,000	3,947
	T-Mobile USA, Inc. 5.75% 1/15/2054	3,550	3,536
	T-Mobile USA, Inc. 6.00% 6/15/2054	3,116	3,225
	T-Mobile USA, Inc. 5.50% 1/15/2055	2,051	1,979
	Univision Communications, Inc. 6.625% 6/1/20275	6,300	6,037
	Univision Communications, Inc. 8.00% 8/15/20285	300	293
	Univision Communications, Inc. 4.50% 5/1/20295	5,300	4,460
	Univision Communications, Inc. 7.375% 6/30/20305	725	675
	Verizon Communications, Inc. 2.55% 3/21/2031	410	348
	Verizon Communications, Inc. 2.355% 3/15/2032	2,944	2,408
	Verizon Communications, Inc. 5.05% 5/9/2033	1,946	1,919
	Verizon Communications, Inc. 2.875% 11/20/2050	671	422
	Verizon Communications, Inc. 5.50% 2/23/2054	272	266

101American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Communication	Verizon Communications, Inc. 2.987% 10/30/2056	USD1,343	$823
services	VMED O2 UK Financing I PLC 4.25% 1/31/20315	4,525	3,762
(continued)	Vodafone Group PLC 4.25% 9/17/2050	4,350	3,398
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	3,807	3,749
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,018	967
	WarnerMedia Holdings, Inc. 4.054% 3/15/2029	1,435	1,325
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	1,500	1,169

			168,861

Energy	Antero Midstream Partners, LP 5.375% 6/15/20295	2,170	2,105
0.60%	Antero Resources Corp. 7.625% 2/1/20295	955	984
	Ascent Resources Utica Holdings, LLC 7.00% 11/1/20265	2,000	2,003
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/20295	1,270	1,242
	Baytex Energy Corp. 8.50% 4/30/20305	225	235
	Blue Racer Midstream, LLC 7.25% 7/15/20325	300	309
	Borr IHC, Ltd. 10.00% 11/15/20285	3,335	3,495
	BP Capital Markets America, Inc. 2.772% 11/10/2050	681	419
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	961	926
	Canadian Natural Resources, Ltd. 4.95% 6/1/2047	1,559	1,359
	Chesapeake Energy Corp. 5.875% 2/1/20295	2,240	2,219
	Chesapeake Energy Corp. 4.875% 4/15/203216	7,225	151
	CITGO Petroleum Corp. 8.375% 1/15/20295	2,075	2,141
	Civitas Resources, Inc. 5.00% 10/15/20265	480	468
	Civitas Resources, Inc. 8.375% 7/1/20285	1,705	1,789
	Civitas Resources, Inc. 8.625% 11/1/20305	525	563
	Civitas Resources, Inc. 8.75% 7/1/20315	735	788
	CNX Midstream Partners, LP 4.75% 4/15/20305	1,055	952
	CNX Resources Corp. 6.00% 1/15/20295	2,675	2,620
	CNX Resources Corp. 7.375% 1/15/20315	553	566
	CNX Resources Corp. 7.25% 3/1/20325	505	515
	Comstock Resources, Inc. 5.875% 1/15/20305	450	419
	ConocoPhillips Co. 5.30% 5/15/2053	1,015	964
	Constellation Oil Services Holding SA 13.50% 6/30/20252,5	852	852
	Constellation Oil Services Holding SA 3.00% Cash 12/31/202615	445	367
	Crescent Energy Finance, LLC 7.625% 4/1/20325	495	505
	Diamond Foreign Asset Co. 8.50% 10/1/20305	575	604
	Diamondback Energy, Inc. 6.25% 3/15/2053	500	515
	Diamondback Energy, Inc. 5.75% 4/18/2054	2,149	2,085
	Diamondback Energy, Inc. 5.90% 4/18/2064	2,160	2,087
	Enbridge, Inc. 2.50% 1/15/2025	300	295
	Enbridge, Inc. 3.70% 7/15/2027	62	59
	Enbridge, Inc. 6.70% 11/15/2053	3,732	4,078
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/20315	395	412
	Energy Transfer, LP 4.75% 1/15/2026	2,494	2,465
	Energy Transfer, LP 5.60% 9/1/2034	2,133	2,120
	Energy Transfer, LP 6.05% 9/1/2054	1,182	1,166
	Eni SpA 5.95% 5/15/20545	831	817
	Enterprise Products Operating, LLC 5.05% 1/10/2026	3,519	3,511
	Enterprise Products Operating, LLC 4.90% 5/15/2046	500	451
	EQM Midstream Partners, LP 5.50% 7/15/2028	1,463	1,442
	EQM Midstream Partners, LP 7.50% 6/1/20305	642	686
	EQM Midstream Partners, LP 4.75% 1/15/20315	1,635	1,530
	Equinor ASA 3.25% 11/10/2024	2,850	2,825
	Equinor ASA 4.25% 11/23/2041	2,000	1,750
	Exxon Mobil Corp. 2.019% 8/16/2024	643	640
	Exxon Mobil Corp. 2.44% 8/16/2029	213	190
	Genesis Energy, LP 8.00% 1/15/2027	4,612	4,720
	Genesis Energy, LP 7.75% 2/1/2028	470	475
	Genesis Energy, LP 8.25% 1/15/2029	720	744

American Funds Insurance Series 102

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Genesis Energy, LP 8.875% 4/15/2030	USD934	$983
(continued)	Genesis Energy, LP 7.875% 5/15/2032	1,195	1,207
	Global Partners, LP 8.25% 1/15/20325	310	319
	Halliburton Co. 3.80% 11/15/2025	6	6
	Harvest Midstream I, LP 7.50% 9/1/20285	850	864
	Harvest Midstream I, LP 7.50% 5/15/20325	390	396
	Hess Midstream Operations, LP 5.125% 6/15/20285	1,655	1,604
	Hess Midstream Operations, LP 4.25% 2/15/20305	960	882
	Hess Midstream Operations, LP 5.50% 10/15/20305	400	387
	Hilcorp Energy I, LP 6.00% 4/15/20305	350	338
	Hilcorp Energy I, LP 6.00% 2/1/20315	460	441
	Hilcorp Energy I, LP 8.375% 11/1/20335	925	986
	Jonah Energy, LLC 12.00% 11/5/20252	707	707
	Kinder Morgan, Inc. 5.00% 2/1/2029	7,261	7,182
	Kinder Morgan, Inc. 5.40% 2/1/2034	9,069	8,934
	Kinder Morgan, Inc. 5.45% 8/1/2052	1,238	1,140
	Kodiak Gas Services, LLC 7.25% 2/15/20295	220	226
	Marathon Oil Corp. 4.40% 7/15/2027	1,005	983
	Matador Resources Co. 6.50% 4/15/20325	1,325	1,326
	MPLX, LP 4.125% 3/1/2027	500	486
	MPLX, LP 2.65% 8/15/2030	4,273	3,684
	MPLX, LP 4.50% 4/15/2038	750	654
	MPLX, LP 4.70% 4/15/2048	1,101	907
	Nabors Industries, Inc. 9.125% 1/31/20305	1,745	1,809
	Nabors Industries, Ltd. 7.25% 1/15/20265	750	761
	New Fortress Energy, Inc. 6.75% 9/15/20255	947	920
	New Fortress Energy, Inc. 6.50% 9/30/20265	6,840	6,298
	New Fortress Energy, Inc. 8.75% 3/15/20295	1,115	1,019
	Noble Finance II, LLC 8.00% 4/15/20305	175	182
	Northern Oil and Gas, Inc. 8.75% 6/15/20315	605	636
	ONEOK, Inc. 5.55% 11/1/2026	989	993
	ONEOK, Inc. 5.65% 11/1/2028	1,279	1,299
	ONEOK, Inc. 5.80% 11/1/2030	384	393
	ONEOK, Inc. 6.05% 9/1/2033	2,355	2,426
	ONEOK, Inc. 6.625% 9/1/2053	2,250	2,403
	Parkland Corp. 4.625% 5/1/20305	1,035	945
	Permian Resources Operating, LLC 9.875% 7/15/20315	905	1,003
	Permian Resources Operating, LLC 7.00% 1/15/20325	1,020	1,048
	Petroleos Mexicanos 6.875% 10/16/2025	3,755	3,744
	Plains All American Pipeline, LP 3.80% 9/15/2030	113	103
	Range Resources Corp. 4.75% 2/15/20305	186	175
	Rockies Express Pipeline, LLC 4.95% 7/15/20295	2,689	2,534
	Southwestern Energy Co. 5.375% 3/15/2030	1,945	1,880
	Southwestern Energy Co. 4.75% 2/1/2032	960	884
	Sunoco, LP 7.00% 9/15/20285	1,675	1,718
	Sunoco, LP 4.50% 5/15/2029	1,050	983
	Sunoco, LP 4.50% 4/30/2030	1,255	1,162
	Talos Production, Inc. 9.375% 2/1/20315	170	180
	TotalEnergies Capital SA 5.15% 4/5/2034	3,003	3,005
	TransCanada Pipelines, Ltd. 4.25% 5/15/2028	1,090	1,054
	TransCanada Pipelines, Ltd. 4.10% 4/15/2030	598	564
	Valero Energy Corp. 4.00% 4/1/2029	4,000	3,808
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/20295	1,030	939
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/20315	840	754
	Venture Global LNG, Inc. 8.375% 6/1/20315	3,905	4,053
	Weatherford International, Ltd. 8.625% 4/30/20305	8,825	9,152
	Williams Companies, Inc. 3.50% 11/15/2030	1,094	992
	Williams Companies, Inc. 5.15% 3/15/2034	2,202	2,149

			161,233

103American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	Advance Auto Parts, Inc. 3.90% 4/15/2030	USD813	$ 735
discretionary	Advance Auto Parts, Inc. 3.50% 3/15/2032	458	389
0.52%	Alibaba Group Holding, Ltd. 2.125% 2/9/2031	501	414
	Alibaba Group Holding, Ltd. 4.50% 11/28/2034	766	707
	Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	170
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/20295	1,200	1,241
	American Honda Finance Corp. 3.50% 2/15/2028	750	714
	Asbury Automotive Group, Inc. 4.625% 11/15/20295	2,115	1,957
	Carnival Corp. 5.75% 3/1/20275	1,850	1,829
	Carnival Corp. 4.00% 8/1/20285	1,675	1,574
	Carnival Corp. 6.00% 5/1/20295	775	766
	Daimler Trucks Finance North America, LLC 5.15% 1/16/20265	1,783	1,774
	Daimler Trucks Finance North America, LLC 3.65% 4/7/20275	450	431
	Daimler Trucks Finance North America, LLC 5.125% 1/19/20285	604	603
	Daimler Trucks Finance North America, LLC 2.375% 12/14/20285	1,350	1,203
	Daimler Trucks Finance North America, LLC 5.125% 9/25/20295	3,661	3,635
	Daimler Trucks Finance North America, LLC 5.375% 6/25/20345	1,070	1,058
	Fertitta Entertainment, LLC 4.625% 1/15/20295	3,580	3,263
	Ford Motor Co. 4.75% 1/15/2043	4,354	3,524
	Ford Motor Co. 5.291% 12/8/2046	2,256	1,976
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	2,111	2,182
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,135	6,116
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	3,750	3,947
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	1,915	1,711
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,425	1,507
	Gap, Inc. 3.625% 10/1/20295	486	421
	Gap, Inc. 3.875% 10/1/20315	323	270
	Hanesbrands, Inc. 4.875% 5/15/20265	2,700	2,643
	Hanesbrands, Inc. 9.00% 2/15/20315	1,625	1,704
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/20315	1,885	1,689
	Hilton Grand Vacations Borrower, LLC 5.00% 6/1/20295	3,580	3,341
	Home Depot, Inc. 1.50% 9/15/2028	3,000	2,633
	Home Depot, Inc. 3.90% 12/6/2028	825	797
	Home Depot, Inc. 2.95% 6/15/2029	1,174	1,076
	Home Depot, Inc. 1.875% 9/15/2031	3,000	2,443
	Home Depot, Inc. 4.25% 4/1/2046	2,000	1,684
	Home Depot, Inc. 4.50% 12/6/2048	428	371
	Hyundai Capital America 1.50% 6/15/20265	850	788
	Hyundai Capital America 5.45% 6/24/20265	4,358	4,353
	Hyundai Capital America 5.275% 6/24/20275	10,500	10,457
	Hyundai Capital America 2.375% 10/15/20275	2,579	2,353
	Hyundai Capital America 2.10% 9/15/20285	3,075	2,703
	Hyundai Capital America 5.40% 1/8/20315	1,106	1,099
	International Game Technology PLC 5.25% 1/15/20295	2,445	2,367
	KB Home 7.25% 7/15/2030	1,295	1,336
	Kontoor Brands, Inc. 4.125% 11/15/20295	910	825
	LCM Investments Holdings II, LLC 4.875% 5/1/20295	590	552
	LCM Investments Holdings II, LLC 8.25% 8/1/20315	1,350	1,410
	Light and Wonder International, Inc. 7.00% 5/15/20285	750	754
	Light and Wonder International, Inc. 7.25% 11/15/20295	2,240	2,289
	Lindblad Expeditions, LLC 6.75% 2/15/20275	775	766
	Lithia Motors, Inc. 3.875% 6/1/20295	2,900	2,607
	Lithia Motors, Inc. 4.375% 1/15/20315	1,025	914
	Marriott International, Inc. 4.90% 4/15/2029	1,207	1,195
	Marriott International, Inc. 2.75% 10/15/2033	2,500	2,019
	Marriott Ownership Resorts, Inc. 4.50% 6/15/20295	620	570
	McDonald’s Corp. 4.60% 9/9/2032	716	692
	McDonald’s Corp. 4.95% 8/14/2033	559	551
	Melco Resorts Finance, Ltd. 5.75% 7/21/20285	1,710	1,603
	Mercedes-Benz Finance North America, LLC 5.375% 11/26/20255	1,500	1,502
	NCL Corp., Ltd. 5.875% 2/15/20275	2,450	2,420

American Funds Insurance Series 104

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	NCL Corp., Ltd. 7.75% 2/15/20295	USD1,375	$ 1,431
discretionary	Neiman Marcus Group, Ltd., LLC 7.125% 4/1/20265	1,345	1,330
(continued)	Newell Brands Inc. 6.625% 9/15/2029	1,850	1,817
	Party City Holdings, Inc. 12.00% PIK 1/11/20295,15	1,277	1,233
	Penske Automotive Group, Inc. 3.75% 6/15/2029	1,375	1,243
	RHP Hotel Properties, LP 4.50% 2/15/20295	1,300	1,220
	Royal Caribbean Cruises, Ltd. 5.375% 7/15/20275	1,795	1,769
	Sands China, Ltd. 2.30% 3/8/2027	2,075	1,892
	Sonic Automotive, Inc. 4.625% 11/15/20295	3,035	2,743
	Sonic Automotive, Inc. 4.875% 11/15/20315	1,325	1,168
	Stellantis Finance US, Inc. 1.711% 1/29/20275	2,200	2,005
	Stellantis Finance US, Inc. 5.625% 1/12/20285	2,500	2,533
	Stellantis Finance US, Inc. 2.691% 9/15/20315	927	767
	Stellantis Finance US, Inc. 6.375% 9/12/20325	635	664
	Tempur Sealy International, Inc. 4.00% 4/15/20295	850	768
	Toyota Motor Credit Corp. 0.80% 1/9/2026	429	402
	Toyota Motor Credit Corp. 1.90% 1/13/2027	2,500	2,313
	Travel + Leisure Co. 4.50% 12/1/20295	2,100	1,936
	Volkswagen Group of America Finance, LLC 4.625% 11/13/20255	3,845	3,801
			139,658

Industrials	AAdvantage Loyalty IP, Ltd. 5.50% 4/20/20265	670	665
0.42%	Allison Transmission, Inc. 3.75% 1/30/20315	3,445	3,024
	Avis Budget Car Rental, LLC 5.75% 7/15/20275	1,025	986
	Avis Budget Car Rental, LLC 4.75% 4/1/20285	35	32
	Avis Budget Car Rental, LLC 5.375% 3/1/20295	2,450	2,244
	Avis Budget Car Rental, LLC 8.00% 2/15/20315	1,665	1,651
	BAE Systems PLC 5.125% 3/26/20295	3,403	3,389
	BAE Systems PLC 5.25% 3/26/20315	2,663	2,657
	BAE Systems PLC 5.30% 3/26/20345	2,772	2,748
	BAE Systems PLC 5.50% 3/26/20545	599	586
	Boeing Co. 4.875% 5/1/2025	946	936
	Boeing Co. 3.10% 5/1/2026	251	238
	Boeing Co. 3.25% 2/1/2028	2,000	1,832
	Boeing Co. 5.15% 5/1/2030	945	908
	Boeing Co. 3.625% 2/1/2031	178	156
	Boeing Co. 6.388% 5/1/20315	227	231
	Boeing Co. 3.60% 5/1/2034	2,500	2,012
	Boeing Co. 6.528% 5/1/20345	4,274	4,378
	Boeing Co. 5.805% 5/1/2050	3,380	3,048
	Boeing Co. 6.858% 5/1/20545	520	534
	Bombardier, Inc. 7.125% 6/15/20265	473	480
	Bombardier, Inc. 7.875% 4/15/20275	1,021	1,024
	Brink’s Co. (The) 6.50% 6/15/20295	485	491
	Brink’s Co. (The) 4.625% 10/15/20275	2,385	2,290
	Canadian Pacific Railway Co. 1.75% 12/2/2026	1,385	1,278
	Canadian Pacific Railway Co. 3.10% 12/2/2051	829	551
	Carrier Global Corp. 6.20% 3/15/2054	328	352
	Chart Industries, Inc. 7.50% 1/1/20305	1,347	1,394
	Clarivate Science Holdings Corp. 3.875% 7/1/20285	590	549
	Clarivate Science Holdings Corp. 4.875% 7/1/20295	520	483
	CoreLogic, Inc. 4.50% 5/1/20285	6,075	5,519
	CSX Corp. 4.25% 3/15/2029	1,062	1,030
	Herc Holdings, Inc. 6.625% 6/15/20295	660	670
	Honeywell International, Inc. 2.30% 8/15/2024	2,640	2,629
	Icahn Enterprises, LP 5.25% 5/15/2027	1,185	1,113
	Icahn Enterprises, LP 4.375% 2/1/2029	1,525	1,306
	L3Harris Technologies, Inc. 5.40% 7/31/2033	4,530	4,518
	L3Harris Technologies, Inc. 5.60% 7/31/2053	3,945	3,916

105American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	Lockheed Martin Corp. 5.10% 11/15/2027	USD951	$958
(continued)	Lockheed Martin Corp. 4.45% 5/15/2028	2,906	2,863
	Lockheed Martin Corp. 5.25% 1/15/2033	1,602	1,629
	Lockheed Martin Corp. 4.75% 2/15/2034	4,337	4,225
	Lockheed Martin Corp. 5.70% 11/15/2054	1,849	1,904
	Masco Corp. 1.50% 2/15/2028	774	679
	Masco Corp. 2.00% 2/15/2031	497	405
	Masco Corp. 3.125% 2/15/2051	230	149
	Norfolk Southern Corp. 4.45% 3/1/2033	654	617
	Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,787
	Norfolk Southern Corp. 5.35% 8/1/2054	4,136	3,947
	Northrop Grumman Corp. 2.93% 1/15/2025	1,820	1,794
	Northrop Grumman Corp. 3.25% 1/15/2028	3,495	3,293
	Otis Worldwide Corp. 2.293% 4/5/2027	2,135	1,980
	Reworld Holding Corp. 4.875% 12/1/20295	1,035	946
	RTX Corp. 5.15% 2/27/2033	2,669	2,642
	RTX Corp. 5.375% 2/27/2053	3,950	3,755
	Spirit AeroSystems, Inc. 9.375% 11/30/20295	2,382	2,568
	Spirit AeroSystems, Inc. 9.75% 11/15/20305	2,720	3,004
	TransDigm, Inc. 5.50% 11/15/2027	2,200	2,162
	TransDigm, Inc. 6.625% 3/1/20325	1,625	1,643
	Triumph Group, Inc. 9.00% 3/15/20285	2,581	2,709
	Union Pacific Corp. 2.40% 2/5/2030	2,414	2,114
	Union Pacific Corp. 2.95% 3/10/2052	1,000	644
	Union Pacific Corp. 3.839% 3/20/2060	546	402
	Union Pacific Corp. 3.799% 4/6/2071	545	384
	United Rentals (North America), Inc. 3.875% 2/15/2031	2,785	2,487
	United Rentals (North America), Inc. 3.75% 1/15/2032	215	187
	XPO, Inc. 7.125% 6/1/20315	800	818
			114,543

Real estate	Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	315	306
0.42%	Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,220	1,169
	Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,940	1,706
	Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,320	1,165
	Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	4,095	3,082
	Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	410	347
	American Tower Corp. 1.45% 9/15/2026	2,369	2,175
	American Tower Corp. 3.55% 7/15/2027	1,425	1,353
	American Tower Corp. 3.60% 1/15/2028	1,000	944
	American Tower Corp. 1.50% 1/31/2028	2,500	2,193
	American Tower Corp. 2.30% 9/15/2031	1,500	1,224
	American Tower Corp. 2.95% 1/15/2051	2,000	1,252
	Anywhere Real Estate Group, LLC 5.75% 1/15/20295	3,040	1,874
	Anywhere Real Estate Group, LLC 7.00% 4/15/20305	1,975	1,617
	Boston Properties, LP 6.50% 1/15/2034	2,223	2,262
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	3,235	3,231
	Essex Portfolio, LP 3.50% 4/1/2025	6,825	6,711
	Extra Space Storage, LP 2.35% 3/15/2032	1,385	1,104
	GLP Capital, LP 3.35% 9/1/2024	1,263	1,259
	Host Hotels & Resorts, LP 4.50% 2/1/2026	355	349
	Howard Hughes Corp. (The) 5.375% 8/1/20285	1,450	1,380
	Howard Hughes Corp. (The) 4.125% 2/1/20295	2,340	2,095
	Howard Hughes Corp. (The) 4.375% 2/1/20315	3,520	3,034
	Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,401	1,907
	Iron Mountain, Inc. 5.25% 7/15/20305	3,785	3,601
	Iron Mountain, Inc. 4.50% 2/15/20315	2,650	2,394
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	4,045	3,464
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,520	2,094

American Funds Insurance Series 106

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Real estate	Kennedy-Wilson, Inc. 5.00% 3/1/2031	USD2,260	$ 1,850
(continued)	Kilroy Realty, LP 6.25% 1/15/2036	1,468	1,395
	Ladder Capital Finance Holdings LLP 4.25% 2/1/20275	3,842	3,643
	Ladder Capital Finance Holdings LLP 4.75% 6/15/20295	2,295	2,122
	MPT Operating Partnership, LP 5.25% 8/1/2026	130	118
	MPT Operating Partnership, LP 5.00% 10/15/2027	7,152	5,913
	MPT Operating Partnership, LP 4.625% 8/1/2029	130	95
	Park Intermediate Holdings, LLC 4.875% 5/15/20295	2,280	2,140
	Prologis, LP 4.875% 6/15/2028	2,357	2,346
	Prologis, LP 4.75% 6/15/2033	4,359	4,205
	Prologis, LP 5.125% 1/15/2034	2,000	1,977
	Prologis, LP 5.00% 3/15/2034	4,095	4,007
	Prologis, LP 5.25% 6/15/2053	1,365	1,289
	Prologis, LP 5.25% 3/15/2054	615	582
	Public Storage Operating Co. 1.85% 5/1/2028	2,490	2,216
	Public Storage Operating Co. 1.95% 11/9/2028	2,027	1,787
	Public Storage Operating Co. 2.30% 5/1/2031	719	605
	RLJ Lodging Trust, LP 4.00% 9/15/20295	1,240	1,097
	Scentre Group Trust 1 3.50% 2/12/20255	3,075	3,033
	Scentre Group Trust 1 3.25% 10/28/20255	1,000	971
	Scentre Group Trust 1 3.75% 3/23/20275	2,430	2,330
	Service Properties Trust 5.25% 2/15/2026	510	494
	Service Properties Trust 4.75% 10/1/2026	1,635	1,533
	Service Properties Trust 4.95% 2/15/2027	1,540	1,401
	Service Properties Trust 5.50% 12/15/2027	655	609
	Service Properties Trust 3.95% 1/15/2028	1,270	1,065
	Service Properties Trust 8.375% 6/15/2029	3,028	2,979
	Service Properties Trust 4.95% 10/1/2029	270	205
	Service Properties Trust 8.625% 11/15/20315	775	809
	Service Properties Trust 8.875% 6/15/2032	2,078	1,940
	Sun Communities Operating, LP 2.30% 11/1/2028	1,845	1,623
	Sun Communities Operating, LP 2.70% 7/15/2031	876	724
	UDR, Inc. 2.95% 9/1/2026	760	721

			113,116

Information	Adobe, Inc. 1.90% 2/1/2025	366	358
technology	Analog Devices, Inc. 5.05% 4/1/2034	1,281	1,276
0.41%	Analog Devices, Inc. 5.30% 4/1/2054	1,762	1,721
	Broadcom, Inc. 3.469% 4/15/20345	193	165
	Cisco Systems, Inc. 4.85% 2/26/2029	1,388	1,388
	Cisco Systems, Inc. 4.95% 2/26/2031	3,015	3,014
	Cisco Systems, Inc. 5.05% 2/26/2034	112	112
	Cisco Systems, Inc. 5.30% 2/26/2054	1,784	1,749
	Cisco Systems, Inc. 5.35% 2/26/2064	1,812	1,765
	Cloud Software Group, Inc. 6.50% 3/31/20295	2,000	1,922
	Cloud Software Group, Inc. 9.00% 9/30/20295	750	728
	Cloud Software Group, Inc. 8.25% 6/30/20325	2,975	3,034
	Cloud Software Group, Inc., Term Loan,
	(3-month USD CME Term SOFR + 4.00%) 9.335% 3/30/20298,13	5,175	5,177
	CommScope Technologies, LLC 6.00% 6/15/20255	4,750	3,876
	CommScope Technologies, LLC 5.00% 3/15/20275	4,553	1,892
	CommScope, Inc. 6.00% 3/1/20265	5,865	5,154
	CommScope, Inc. 8.25% 3/1/20275	967	460
	CommScope, Inc. 7.125% 7/1/20285	908	377
	CommScope, Inc., Term Loan B,
	(3-month USD CME Term SOFR + 3.25%) 8.708% 4/6/20268,13	4,645	4,195
	Diebold Nixdorf, Inc., Term Loan,
	(3-month USD CME Term SOFR + 7.50%)
	12.826% 8/11/20285,8,13	17,116	17,733

107American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Information	Finastra USA, Inc., Term Loan B,
technology	(3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/20293,8,13	USD2,640	$ 2,654
(continued)	Finastra USA, Inc., Term Loan,
	(3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/20293,8,13	29	29
	Hughes Satellite Systems Corp. 5.25% 8/1/2026	12,971	10,054
	Hughes Satellite Systems Corp. 6.625% 8/1/2026	8,528	3,974
	Intel Corp. 5.20% 2/10/2033	2,625	2,622
	Intuit, Inc. 0.95% 7/15/2025	1,530	1,463
	Intuit, Inc. 1.35% 7/15/2027	1,395	1,258
	ION Trading Technologies SARL 9.50% 5/30/20295	560	571
	Microchip Technology, Inc. 5.05% 3/15/2029	4,750	4,713
	Microsoft Corp. 2.921% 3/17/2052	4,814	3,271
	NCR Atleos Corp. 9.50% 4/1/20295	5,144	5,564
	NCR Voyix Corp. 5.125% 4/15/20295	1,650	1,555
	Synaptics, Inc. 4.00% 6/15/20295	875	794
	Texas Instruments, Inc. 4.60% 2/8/2029	2,480	2,467
	Texas Instruments, Inc. 4.85% 2/8/2034	1,343	1,331
	Unisys Corp. 6.875% 11/1/20275	725	637
	Viasat, Inc. 5.625% 9/15/20255	1,525	1,481
	Viasat, Inc. 5.625% 4/15/20275	2,475	2,217
	Viasat, Inc. 6.50% 7/15/20285	1,275	967
	Viasat, Inc. 7.50% 5/30/20315	6,147	4,091
	Viavi Solutions, Inc. 3.75% 10/1/20295	725	613
	Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)2,3,10	1,005	978
			109,400

Materials	ATI, Inc. 4.875% 10/1/2029	710	665
0.33%	ATI, Inc. 5.125% 10/1/2031	1,110	1,027
	Avient Corp. 7.125% 8/1/20305	855	872
	Ball Corp. 3.125% 9/15/2031	3,520	2,980
	CAN-PACK Spolka Akcyjna 3.875% 11/15/20295	935	839
	Celanese US Holdings, LLC 6.165% 7/15/2027	3,500	3,554
	Celanese US Holdings, LLC 6.55% 11/15/2030	2,791	2,918
	Celanese US Holdings, LLC 6.70% 11/15/2033	1,806	1,899
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	5,425	5,392
	Cleveland-Cliffs, Inc. 4.625% 3/1/20295	2,525	2,393
	Cleveland-Cliffs, Inc. 6.75% 4/15/20305	2,275	2,254
	Cleveland-Cliffs, Inc. 4.875% 3/1/20315	775	687
	Cleveland-Cliffs, Inc. 7.00% 3/15/20325	1,570	1,554
	Consolidated Energy Finance SA 12.00% 2/15/20315	1,630	1,683
	CVR Partners, LP 6.125% 6/15/20285	925	890
	Dow Chemical Co. (The) 4.80% 5/15/2049	485	414
	Dow Chemical Co. (The) 3.60% 11/15/2050	1,180	823
	First Quantum Minerals, Ltd. 6.875% 10/15/20275	7,545	7,379
	First Quantum Minerals, Ltd. 9.375% 3/1/20295	5,370	5,618
	FXI Holdings, Inc. 12.25% 11/15/20265	4,517	4,487
	FXI Holdings, Inc. 12.25% 11/15/20265	2,181	2,171
	INEOS Finance PLC 6.75% 5/15/20285	1,985	1,991
	INEOS Finance PLC 7.50% 4/15/20295	805	814
	International Flavors & Fragrances, Inc. 1.832% 10/15/20275	5,400	4,824
	Kaiser Aluminum Corp. 4.625% 3/1/20285	2,495	2,337
	Linde, Inc. 1.10% 8/10/2030	2,938	2,369
	LSB Industries, Inc. 6.25% 10/15/20285	1,560	1,506
	LYB International Finance III, LLC 2.25% 10/1/2030	1,198	1,013
	LYB International Finance III, LLC 4.20% 5/1/2050	1,186	904
	Methanex Corp. 5.125% 10/15/2027	6,305	6,086
	Mineral Resources, Ltd. 9.25% 10/1/20285	945	993
	Mineral Resources, Ltd. 8.50% 5/1/20305	1,525	1,581
	Mosaic Co. 4.05% 11/15/2027	1,050	1,008

American Funds Insurance Series 108

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Materials	NOVA Chemicals Corp. 4.25% 5/15/20295	USD1,875	$ 1,655
(continued)	NOVA Chemicals Corp. 9.00% 2/15/20305	775	819
	Novelis Corp. 3.875% 8/15/20315	1,115	966
	SCIH Salt Holdings, Inc. 4.875% 5/1/20285	3,485	3,246
	SCIH Salt Holdings, Inc. 6.625% 5/1/20295	1,230	1,158
	Venator Material, LLC, Term Loan,
	(3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.31% Cash
	1/16/20268,13,15	556	562
	Venator Material, LLC, Term Loan,
	(USD-SOFR + 10.00%) 8.00% PIK and 7.33% Cash 10/10/20288,13,15	1,169	1,164
	Warrior Met Coal, Inc. 7.875% 12/1/20285	2,212	2,261
	Westlake Corp. 4.375% 11/15/2047	500	406

			88,162

Utilities	Ameren Corp. 2.50% 9/15/2024	969	962
0.25%	Calpine Corp. 3.75% 3/1/20315	1,975	1,747
	Commonwealth Edison Co. 4.35% 11/15/2045	1,085	915
	Commonwealth Edison Co. 3.85% 3/15/2052	2,600	1,928
	Duke Energy Indiana, LLC 3.25% 10/1/2049	850	570
	Duke Energy Progress, LLC 3.70% 10/15/2046	457	341
	Duke Energy Progress, LLC 2.50% 8/15/2050	202	116
	Duke Energy Progress, LLC 2.90% 8/15/2051	91	56
	EDP Finance BV 3.625% 7/15/20245	4,100	4,096
	Electricité de France SA 6.25% 5/23/20335	1,075	1,113
	Electricité de France SA 9.125% junior subordinated perpetual bonds
	(5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/
	2033)5,10	1,475	1,608
	Emera US Finance, LP 3.55% 6/15/2026	320	307
	Enel Américas SA 4.00% 10/25/2026	245	235
	Entergy Corp. 2.80% 6/15/2030	2,302	2,012
	FirstEnergy Transmission, LLC 2.866% 9/15/20285	675	617
	MidAmerican Energy Co. 5.85% 9/15/2054	875	897
	NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	650	651
	Oncor Electric Delivery Co., LLC 5.65% 11/15/2033	4,625	4,747
	Pacific Gas and Electric Co. 2.10% 8/1/2027	125	113
	Pacific Gas and Electric Co. 2.50% 2/1/2031	2,941	2,426
	Pacific Gas and Electric Co. 6.95% 3/15/2034	2,425	2,613
	Pacific Gas and Electric Co. 3.30% 8/1/2040	100	71
	Pacific Gas and Electric Co. 3.50% 8/1/2050	1,250	817
	PacifiCorp 5.30% 2/15/2031	3,953	3,942
	PacifiCorp 5.45% 2/15/2034	3,450	3,409
	PacifiCorp 4.125% 1/15/2049	3,500	2,675
	PacifiCorp 5.35% 12/1/2053	419	381
	PacifiCorp 5.80% 1/15/2055	2,075	2,011
	PG&E Corp. 5.00% 7/1/2028	3,750	3,612
	PG&E Corp. 5.25% 7/1/2030	3,400	3,250
	Public Service Electric and Gas Co. 3.60% 12/1/2047	548	410
	Public Service Electric and Gas Co. 3.15% 1/1/2050	2,451	1,681
	Southern California Edison Co. 2.85% 8/1/2029	4,450	3,999
	Southern California Edison Co. 5.45% 6/1/2031	2,500	2,519
	Southern California Edison Co. 5.20% 6/1/2034	2,522	2,464
	Southern California Edison Co. 5.75% 4/1/2035	675	689
	Southern California Edison Co. 5.35% 7/15/2035	3,000	2,974
	Southern California Edison Co. 4.00% 4/1/2047	264	202
	Virginia Electric & Power 2.40% 3/30/2032	2,575	2,117
	Xcel Energy, Inc. 2.60% 12/1/2029	1,131	987

			66,280

109American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer staples	7-Eleven, Inc. 0.95% 2/10/20265	USD825	$769
0.21%	7-Eleven, Inc. 1.30% 2/10/20285	2,500	2,179
	Anheuser-Busch InBev Worldwide, Inc. 4.35% 6/1/2040	2,500	2,205
	Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048	290	257
	BAT Capital Corp. 6.343% 8/2/2030	1,191	1,242
	BAT Capital Corp. 6.421% 8/2/2033	1,290	1,349
	BAT Capital Corp. 7.079% 8/2/2043	2,075	2,188
	BAT Capital Corp. 4.54% 8/15/2047	627	483
	Central Garden & Pet Co. 4.125% 4/30/20315	1,395	1,232
	Coca-Cola Co. 1.00% 3/15/2028	940	825
	Conagra Brands, Inc. 1.375% 11/1/2027	4,615	4,067
	Constellation Brands, Inc. 3.60% 2/15/2028	625	593
	Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,221
	Coty, Inc. 4.75% 1/15/20295	1,680	1,598
	J. M. Smucker Co. (The) 5.90% 11/15/2028	2,662	2,743
	J. M. Smucker Co. (The) 6.20% 11/15/2033	1,734	1,822
	J. M. Smucker Co. (The) 6.50% 11/15/2043	256	270
	J. M. Smucker Co. (The) 6.50% 11/15/2053	899	967
	Kronos Acquisition Holdings, Inc. 5.00% 12/31/20265	965	988
	Lamb Weston Holdings, Inc. 4.125% 1/31/20305	2,210	2,008
	PepsiCo, Inc. 3.625% 3/19/2050	633	482
	Philip Morris International, Inc. 3.25% 11/10/2024	2,000	1,983
	Philip Morris International, Inc. 5.125% 11/17/2027	3,073	3,074
	Philip Morris International, Inc. 4.875% 2/15/2028	6,000	5,950
	Philip Morris International, Inc. 5.625% 11/17/2029	1,482	1,514
	Philip Morris International, Inc. 5.125% 2/15/2030	4,166	4,153
	Philip Morris International, Inc. 5.125% 2/13/2031	2,275	2,252
	Philip Morris International, Inc. 5.25% 2/13/2034	3,109	3,051
	Post Holdings, Inc. 4.625% 4/15/20305	2,886	2,654
	Post Holdings, Inc. 6.25% 2/15/20325	279	280
	Prestige Brands, Inc. 3.75% 4/1/20315	1,115	971
	Reynolds American, Inc. 5.85% 8/15/2045	2,030	1,874
	Simmons Foods, Inc. 4.625% 3/1/20295	560	493
	United Natural Foods, Inc. 6.75% 10/15/20285	500	452
			58,189

	Total corporate bonds, notes & loans		1,588,390
Asset-backed obligations 2.30%

	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/20265,7	167	165
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/20295,7	2,962	2,954
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/20295,7	2,788	2,791
	American Express Credit Account Master Trust, Series 2022-3, Class A,
	3.75% 8/16/20277	12,228	12,012
	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A,
	5.84% 10/19/20267	1,414	1,414
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A,
	2.02% 2/20/20275,7	20,244	19,232
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B,
	2.96% 2/20/20275,7	138	132
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A,
	1.38% 8/20/20275,7	11,617	10,736
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A,
	5.78% 4/20/20285,7	32,377	32,642
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A,
	5.81% 12/20/20295,7	5,535	5,618
	Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R,
	(3-month USD CME Term SOFR + 1.40%) 6.714% 2/20/20365,7,8	7,810	7,822
	Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/20287	6,633	6,611
	Bank of America Credit Card Trust, Series 2024-A1, Class A, 4.93% 5/15/20297	10,137	10,150

American Funds Insurance Series 110

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations (continued)

Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A,
1.42% 11/17/20335,7	USD282	$ 270
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/20285,7	2,756	2,766
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/20277	4,737	4,744
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/20277	1,259	1,259
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/20375,7	4,411	3,940
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/20415,7	283	264
Cent CLO, Ltd., Series 2014-21A, Class AR,
(3-month USD CME Term SOFR + 1.231%) 6.556% 7/27/20305,7,8	1,461	1,462
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/20605,7	5,140	4,873
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/20605,7	1,716	1,493
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/20615,7	6,034	5,531
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/20275,7	5,525	5,528
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/20275,7	5,646	5,653
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/20295,7	4,751	4,752
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/16/20297	10,475	10,387
Chase Issuance Trust, Series 2024-A2, Class A, 4.63% 1/15/20317	3,278	3,259
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/20277	4,553	4,551
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/20455,7	1,159	1,046
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/20455,7	4,344	3,917
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/20455,7	926	838
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/20465,7	1,286	1,144
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/20277	4,015	4,018
CPS Auto Trust, Series 2024-C, Class A, 5.88% 2/15/20285,7	2,347	2,350
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/20335,7	1,958	1,983
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/20267	4,594	4,595
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/20277	3,457	3,470
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/20265,7	716	716
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/20275,7	1,279	1,279
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R,
(3-month USD CME Term SOFR + 1.242%) 6.57% 4/15/20285,7,8	1,871	1,873
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/20455,7	273	244
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/20265,7	960	963
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/20285,7	2,073	2,053
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/20295,7	1,856	1,838
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/20295,7	3,404	3,407
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/20307	4,430	4,452
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/20375,7	5,699	5,399
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/20265,7	648	649
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/20315,7	9,605	9,477
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/20315,7	8,861	8,665
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/20365,7	6,693	6,751
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/20365,7,8	15,000	14,898
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/20455,7	535	487
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/20455,7	215	193
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/20395,7	1,894	1,793
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/20405,7	7,977	7,394
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/20405,7	10,020	9,290
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/20415,7	3,284	2,945
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/20415,7	4,871	4,399
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/20415,7	385	342
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/20267	1,774	1,773
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/20365,7	9,657	9,927
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3,
4.85% 12/18/20287	2,372	2,359
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/20252,5,7	5,930	5,930
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/20255,7	8,452	8,341
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/20255,7	634	625
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/20255,7	405	399
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/20265,7	8,089	7,861
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/20265,7	8,390	8,214

111American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations (continued)

Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/20275,7	USD5,565	$ 5,085
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/20275,7	685	625
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/20275,7	429	390
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/20285,7	4,900	4,500
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/20285,7	4,960	4,711
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/20305,7	5,141	5,251
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/20257	417	417
Honda Auto Receivables Owner Trust, Series 2023-3, Class A2, 5.71% 3/18/20267	4,913	4,915
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/20277	1,141	1,137
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/20297	3,557	3,546
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/20287	3,229	3,222
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/20275,7	2,594	2,606
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2,
(3-month USD CME Term SOFR + 1.262%) 6.586% 7/21/20305,7,8	4,553	4,559
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/20285,7	3,475	3,495
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/20695,7	3,854	3,398
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/20705,7	4,760	4,161
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/20465,7	5,599	5,042
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/20625,7	7,177	6,517
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/20625,7	4,079	3,698
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/20625,7	6,924	6,327
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1,
1.91% 10/20/20615,7	23,051	20,565
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R,
(3-month USD CME Term SOFR + 1.232%) 6.555% 7/25/20305,7,8	1,393	1,394
OCP CLO, Ltd., Series 2018-15A, Class A1,
(3-month USD CME Term SOFR + 1.362%) 6.686% 7/20/20315,7,8	2,114	2,119
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1,
(3-month USD CME Term SOFR + 1.162%) 6.486% 4/20/20295,7,8	87	87
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1,
(3-month USD CME Term SOFR + 1.062%) 6.39% 10/15/20295,7,8	4,624	4,628
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2,
(3-month USD CME Term SOFR + 1.662%) 6.99% 10/15/20295,7,8	5,378	5,379
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/20285,7	5,912	5,902
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/20367	2,725	2,547
PK ALIFT Loan Funding 3 LP, Series 2024-1, Class AF,
(1-month USD CME Term SOFR + 0%) 5.347% 9/15/20395,7,8	963	963
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 6.264% 9/15/20395,7	962	965
Race Point CLO, Ltd., Series 2015-9A, Class A1A2,
(3-month USD CME Term SOFR + 1.202%) 6.53% 10/15/20305,7,8	3,076	3,077
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/20267	451	450
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/20277	2,755	2,756
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/20277	1,458	1,460
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/20277	8,250	8,252
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/20287	738	735
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/20287	5,474	5,496
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/20287	5,062	5,101
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/20265,7	3,601	3,598
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/20265,7	4,498	4,492
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/20265,7	974	975
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/20275,7	1,412	1,416
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3,
5.47% 10/20/20285,7	3,573	3,580
SMB Private Education Loan Trust, Series 2021-A, Class A2A2,
(1-month USD CME Term SOFR + 0.844%) 6.173% 1/15/20535,7,8	4,678	4,653
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/20465,7	3,070	2,749
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/20465,7	3,369	3,157
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/20415,7	3,811	3,520
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/20335,7	1,376	1,278
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/20335,7	1,108	1,027

American Funds Insurance Series 112

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations (continued)

Stratus Static CLO, Ltd., Series 2022-3, Class AR,
(3-month USD CME Term SOFR + 1.30%) 6.618% 10/20/20315,7,8	USD4,351	$ 4,357
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/20755,7	2,005	1,896
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/20297	3,169	3,192
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/20455,7	1,445	1,320
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/20455,7	650	591
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/20465,7	794	704
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/20465,7	2,292	2,054
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/20295,7	6,229	6,222
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/20335,7	8,337	8,028
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/20345,7,8	7,257	6,769
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/20287	5,253	5,241
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/20297	2,033	2,028
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/20255,7	1,370	1,369
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/20455,7	8,714	7,813
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/20465,7	1,550	1,365
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/20315,7	1,363	1,369
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/20287	8,460	8,422
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/20287	4,292	4,277
Verizon Master Trust, Series 2023-1, Class A,
4.49% 1/22/2029 (5.24% on 1/20/2026)7,10	7,481	7,394
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/20307	10,500	10,606
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/20315,7	8,981	8,901
Verizon Master Trust., Series 24-5, Class A, 5.832% 6/21/20325,7	1,042	1,042
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A,
5.51% 6/15/20265,7	519	519
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87%
7/15/20265,7	1,572	1,572
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/20275,7	3,504	3,508
Westlake Automobile Receivables Trust, Series 2023-1, Class A3,
5.21% 1/18/20285,7	794	791
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/20285,7	2,794	2,802
World Financial Network Credit Card Master Trust, Series 2023-A, Class A,
5.02% 3/15/20307	7,845	7,790
		619,173
Bonds & notes of governments & government agencies outside the U.S. 0.18%

Chile (Republic of) 4.85% 1/22/2029	4,500	4,453
CPPIB Capital, Inc. 2.75% 11/2/20275	6,600	6,204
European Investment Bank 0.75% 10/26/2026	6,194	5,664
OMERS Finance Trust 3.50% 4/19/20325	4,315	3,941
OMERS Finance Trust 4.00% 4/19/20525	4,315	3,452
Panama (Republic of) 7.50% 3/1/2031	1,970	2,064
Panama (Republic of) 2.252% 9/29/2032	4,805	3,463
Panama (Republic of) 8.00% 3/1/2038	1,495	1,578
Panama (Republic of) 4.50% 1/19/2063	1,035	664
Peru (Republic of) 1.862% 12/1/2032	2,525	1,912
Peru (Republic of) 2.78% 12/1/2060	3,775	2,124
Qatar (State of) 4.00% 3/14/20295	745	722
Qatar (State of) 4.817% 3/14/20495	750	702
Swedish Export Credit Corp. 3.625% 9/3/2024	5,089	5,071
United Mexican States 2.659% 5/24/2031	2,703	2,225
United Mexican States 3.50% 2/12/2034	1,790	1,459
United Mexican States 3.771% 5/24/2061	1,528	940

		46,638

113American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Municipals 0.11%

California	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
0.02%	Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026	USD1,200	$1,128
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027	1,660	1,529
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	495	414
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042	1,170	912
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046	1,975	1,803

			5,786

Florida	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	5,335	4,844
0.03%	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	5,365	4,550

			9,394

Guam	A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A,
0.00%	3.839% 10/1/2036	240	203
	A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A,
	4.46% 10/1/2043	315	258

			461

Illinois	G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured,
0.02%	5.10% 6/1/2033	4,125	4,105

Minnesota	Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 7/1/2038	5	5
0.00%

Ohio	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds
0.02%	(VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	5,020	4,408

Wisconsin	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022,
0.02%	4.95% 3/1/2034	5,805	5,515

	Total municipals		29,674

	Total bonds, notes & other debt instruments (cost: $6,599,237,000)		6,364,268
Investment funds 5.29%		Shares

	Capital Group Central Corporate Bond Fund17	172,076,034	1,423,069
	Total Investment funds (cost: $1,622,158,000)		1,423,069
Short-term securities 6.61%

Money market investments 6.55%

	Capital Group Central Cash Fund 5.37%17,18	17,628,972	1,762,897

American Funds Insurance Series 114

Asset Allocation Fund (continued)

Short-term securities (continued)								Value
							Shares	(000)

Money market investments purchased with collateral from securities on loan 0.06%

	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
		Institutional Class 5.23%18,19					7,476,299	$7,476
	Capital Group Central Cash Fund 5.37%17,18,19						70,379	7,038
	State Street Institutional U.S. Government Money Market Fund,
		Institutional Class 5.22%18,19					3,408,672	3,409
								17,923

	Total short-term securities (cost: $1,780,720,000)							1,780,820

	Total investment securities 103.85% (cost: $20,653,069,000)							27,963,365
	Other assets less liabilities (3.85)%							(1,036,573)

	Net assets 100.00%							$26,926,792
Futures contracts

								Value and
								unrealized
								appreciation
							Notional	(depreciation)
				Number of	Expiration		amount	at 6/30/2024
Contracts			Type	contracts	date		(000)	(000)

2 Year U.S. Treasury Note Futures			Long	2,858	10/3/2024		USD583,657	$ 1,496
5 Year U.S. Treasury Note Futures			Long	5,850	10/3/2024		623,482	3,982
10 Year U.S. Treasury Note Futures			Long	1,102	9/30/2024		121,203	1,288
10 Year Ultra U.S. Treasury Note Futures			Short	1,991	9/30/2024		(226,041)	(1,574)
20 Year U.S. Treasury Bond Futures			Long	661	9/30/2024		78,205	907
30 Year Ultra U.S. Treasury Bond Futures			Short	1,099	9/30/2024		(137,753)	(2,316)

								$ 3,783
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
							Upfront	Unrealized
	Receive		Pay				premium	appreciation
					Notional	Value at	paid	(depreciation)

	Payment		Payment	Expiration	amount	6/30/2024	(received)	at 6/30/2024
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

4.7325%	Annual	SOFR	Annual	5/7/2026	USD284,200	$448	$—	$448
4.7315%	Annual	SOFR	Annual	5/8/2026	USD146,300	232	—	232
4.741%	Annual	SOFR	Annual	5/10/2026	USD394,133	717	—	717

					$1,397		$—	$1,397

115American Funds Insurance Series

Asset Allocation Fund (continued)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

						Upfront	Unrealized
						premium	appreciation
				Notional	Value at	paid	(depreciation)
Reference	Financing	Payment	Expiration	amount20	6/30/202421	(received)	at 6/30/2024
index	rate received	frequency	date	(000)	(000)	(000)	(000)

CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	USD17,902	$369	$397	$(28)

Investments in affiliates17

				Net	Net
	Value at				unrealized		Dividend
				realized	appreciation	Value at	or interest
	1/1/2024	Additions	Reductions	gain (loss)	(depreciation)	6/30/2024	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Investment funds 5.29%
Capital Group Central Corporate Bond Fund	$1,406,015	$77,372	$24,780	$(3,560)	$(31,978)	$1,423,069	$31,228
Short-term securities 6.57%
Money market investments 6.55%
Capital Group Central Cash Fund 5.37%18	2,395,658	1,915,770	2,548,791	(56)	316	1,762,897	58,736
Money market investments purchased with collateral
from securities on loan 0.02%
Capital Group Central Cash Fund 5.37%18,19	1,991	5,04722				7,038	—23
Total short-term securities						1,769,935

Total 11.86%				$(3,616)	$(31,662)	$3,193,004	$89,964

Restricted securities3

	Acquisition	Cost	Value	Percent
				of net
	date(s)	(000)	(000)	assets

Rotech Healthcare, Inc.1,2	8/22/2014	$6,949	$18,138.07%
Carbon Health Technologies, Inc., Series D-2,
8.00% noncumulative convertible preferred shares2	7/9/2021	50,000	11,596.04
Finastra USA, Inc., Term Loan B,
(3-month USD CME Term SOFR + 7.25%)
12.459% 9/13/20294,5	9/13/2023	2,592	2,654.01
Finastra USA, Inc., Term Loan,
(3-month USD CME Term SOFR + 7.25%)
12.581% 9/13/20294,5	9/13/2023-6/13/2024	29	29.006
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)2,10	6/23/2023	977	978.0024

Total		$60,547	$33,395.12%

American Funds Insurance Series 116
Asset Allocation Fund (continued)

1Security did not produce income during the last 12 months.

2Value determined using significant unobservable inputs.

3Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $33,395,000, which represented .12% of the net assets of the fund.

4All or a portion of this security was on loan. The total value of all such securities was $19,113,000, which represented .07% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

5Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,265,872,000, which represented 4.70% of the net assets of the fund.

6Amount less than one thousand.

7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

9Purchased on a TBA basis.

10Step bond; coupon rate may change at a later date.

11All or a portion of this security was pledged as collateral. The total value of pledged collateral was $17,690,000, which represented .07% of the net assets of the fund.

12Index-linked bond whose principal amount moves with a government price index.

13Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $45,566,000, which represented .17% of the net assets of the fund.

14Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

15Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.

16Scheduled interest and/or principal payment was not received.

17Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

18Rate represents the seven-day yield at 6/30/2024.

19Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

20The maximum potential amount the fund may pay as a protection seller should a credit event occur.

21The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

22Represents net activity. Refer to Note 5 for more information on securities lending.

23Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

24Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts	Fncg. = Financing
Agcy. = Agency	G.O. = General Obligation
Assn. = Association	LIBOR = London Interbank Offered Rate
Auth. = Authority	PIK = Payment In Kind
CAD = Canadian dollars	REIT = Real Estate Investment Trust
CLO = Collateralized Loan Obligations	Rev. = Revenue
CME = CME Group	SOFR = Secured Overnight Financing Rate
CMO = Collateralized Mortgage Obligations	TBA = To be announced
DAC = Designated Activity Company	USD = U.S. dollars
Fin. = Finance
Refer to the notes to financial statements.

117American Funds Insurance Series

American Funds Global Balanced Fund

Investment portfolio June 30, 2024			unaudited
Common stocks 64.24%			Value
		Shares	(000)

Information	Microsoft Corp.	28,427	$12,706
technology	Broadcom, Inc.	7,302	11,724
12.12%	Apple, Inc.	26,030	5,483
	Samsung Electronics Co., Ltd.	66,608	3,914
	Taiwan Semiconductor Manufacturing Co., Ltd.	89,000	2,647
	Accenture PLC, Class A	8,352	2,534
	Texas Instruments, Inc.	11,952	2,325
	ServiceNow, Inc.1	2,161	1,700
	TDK Corp.	19,000	1,161
	GlobalWafers Co., Ltd.	40,000	662
	Intel Corp.	18,607	576
	SK hynix, Inc.	3,393	575
	Salesforce, Inc.	2,160	555
	NEC Corp.	6,400	523
	Seagate Technology Holdings PLC	3,768	389

			47,474

Health care	Sanofi	52,883	5,083
9.70%	Novo Nordisk AS, Class B	32,415	4,631
	Abbott Laboratories	39,946	4,151
	Gilead Sciences, Inc.	43,345	2,974
	AstraZeneca PLC	15,774	2,459
	UnitedHealth Group, Inc.	4,388	2,235
	Eli Lilly and Co.	2,262	2,048
	Vertex Pharmaceuticals, Inc.1	3,067	1,438
	DexCom, Inc.1	12,646	1,434
	Takeda Pharmaceutical Co., Ltd.	52,600	1,364
	Stryker Corp.	3,698	1,258
	Molina Healthcare, Inc.1	3,802	1,130
	AbbVie, Inc.	5,914	1,014
	Medtronic PLC	12,617	993
	Novartis AG	8,429	903
	Thermo Fisher Scientific, Inc.	1,632	903
	Eurofins Scientific SE, non-registered shares	18,109	900
	GE HealthCare Technologies, Inc.	10,463	815
	GSK PLC	31,883	615
	Danaher Corp.	2,261	565
	BioMarin Pharmaceutical, Inc.1	6,215	512
	Alnylam Pharmaceuticals, Inc.1	1,800	437
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	3,600	144

			38,006

Industrials	RTX Corp.	59,935	6,017
8.13%	Carrier Global Corp.	66,144	4,172
	General Dynamics Corp.	8,803	2,554
	Safran SA	11,352	2,388
	BAE Systems PLC	127,728	2,133
	General Electric Co.	10,592	1,684
	Siemens AG	8,055	1,498
	Daikin Industries, Ltd.	9,600	1,326
	Honeywell International, Inc.	6,018	1,285
	CSX Corp.	35,172	1,176
	Thales SA	7,136	1,147
	Airbus SE, non-registered shares	5,999	827
	Melrose Industries PLC	114,430	799
	Volvo AB, Class B	30,779	790
	Boeing Co.1	3,659	666
	Deutsche Post AG	14,691	594
	Rolls-Royce Holdings PLC1	93,431	540
	United Rentals, Inc.	795	514

American Funds Insurance Series 118

American Funds Global Balanced Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	L3Harris Technologies, Inc.	2,038	$ 458
(continued)	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	27,204	426
	Waste Management, Inc.	1,974	421
	Caterpillar, Inc.	1,194	398
	Recruit Holdings Co., Ltd.	500	27
	GE Vernova, Inc.1	—2	—2
			31,840

Financials	ING Groep NV	267,263	4,579
7.71%	B3 SA - Brasil, Bolsa, Balcao	1,815,653	3,326
	Banco Bilbao Vizcaya Argentaria, SA	321,700	3,209
	Münchener Rückversicherungs-Gesellschaft AG	4,943	2,472
	HDFC Bank, Ltd. (ADR)	28,810	1,853
	HDFC Bank, Ltd.	24,510	495
	AIA Group, Ltd.	344,800	2,338
	BlackRock, Inc.	2,696	2,123
	Chubb, Ltd.	7,322	1,868
	Zurich Insurance Group AG	2,885	1,535
	JPMorgan Chase & Co.	4,919	995
	BNP Paribas SA	11,724	751
	Aegon, Ltd.	112,731	696
	Capital One Financial Corp.	4,869	674
	Bank Central Asia Tbk PT	1,011,700	610
	3i Group PLC	13,863	535
	FinecoBank SpA	35,668	532
	Great-West Lifeco, Inc.	17,796	519
	Kotak Mahindra Bank, Ltd.	19,234	414
	Visa, Inc., Class A	1,307	343
	Ping An Insurance (Group) Company of China, Ltd., Class H	59,000	268
	Ping An Insurance (Group) Company of China, Ltd., Class A	11,300	64

			30,199

Consumer staples	Philip Morris International, Inc.	38,604	3,912
5.65%	ITC, Ltd.	726,576	3,687
	Imperial Brands PLC	116,457	2,982
	Ajinomoto Co., Inc.	73,950	2,603
	British American Tobacco PLC	73,860	2,270
	Suntory Beverage & Food, Ltd.	44,300	1,573
	Seven & i Holdings Co., Ltd.	101,300	1,234
	Barry Callebaut AG (Switzerland)	755	1,230
	Nestlé SA	10,727	1,095
	Kao Corp.	21,800	886
	Pernod Ricard SA	5,072	690

			22,162

Materials	Freeport-McMoRan, Inc.	104,223	5,065
4.93%	Air Products and Chemicals, Inc.	13,578	3,504
	Glencore PLC	429,258	2,448
	Linde PLC	4,263	1,871
	BHP Group, Ltd. (CDI)	56,251	1,611
	Smurfit Kappa Group PLC	27,151	1,207
	Fortescue, Ltd.	68,831	983
	Rio Tinto PLC	12,568	827
	Celanese Corp.	5,091	687
	Vale SA (ADR), ordinary nominative shares	58,771	656
	Air Liquide SA	2,601	448

			19,307

119American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Communication	Meta Platforms, Inc., Class A	13,614	$ 6,864
services	Alphabet, Inc., Class A	22,016	4,010
4.63%	Alphabet, Inc., Class C	7,461	1,369
	Netflix, Inc.1	2,737	1,847
	Singapore Telecommunications, Ltd.	718,100	1,452
	Omnicom Group, Inc.	9,635	864
	Comcast Corp., Class A	19,062	747
	TELUS Corp.	47,553	720
	Nintendo Co., Ltd.	5,300	283

			18,156

Consumer	Amazon.com, Inc.1	15,165	2,931
discretionary	LVMH Moët Hennessy-Louis Vuitton SE	2,627	2,017
4.03%	Home Depot, Inc.	5,834	2,008
	Ferrari NV	3,604	1,472
	Ferrari NV (EUR denominated)	1,214	496
	Compagnie Financière Richemont SA, Class A	9,433	1,472
	Royal Caribbean Cruises, Ltd.1	7,852	1,252
	InterContinental Hotels Group PLC	11,356	1,191
	McDonald’s Corp.	3,512	895
	Hasbro, Inc.	11,777	689
	Sony Group Corp.	6,200	527
	Restaurant Brands International, Inc.	6,188	435
	adidas AG	1,646	393

			15,778

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	173,623	6,185
3.09%	Shell PLC (GBP denominated)	49,225	1,769
	TC Energy Corp. (CAD denominated)	32,907	1,247
	Chevron Corp.	7,410	1,159
	BP PLC	169,713	1,023
	Neste OYJ	42,256	749

			12,132

Utilities	DTE Energy Co.	27,496	3,053
3.04%	Constellation Energy Corp.	13,593	2,722
	E.ON SE	187,940	2,463
	Duke Energy Corp.	15,430	1,547
	SembCorp Industries, Ltd.	272,700	964
	Dominion Energy, Inc.	12,884	631
	ENN Energy Holdings, Ltd.	64,100	528
	Power Grid Corporation of India, Ltd.	—2	—2
			11,908

Real estate	CTP NV	104,539	1,778
1.21%	Equinix, Inc. REIT	2,132	1,613
	Embassy Office Parks REIT	316,897	1,347

			4,738

	Total common stocks (cost: $192,436,000)		251,700
Preferred securities 0.08%

Consumer	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	4,238	315
discretionary
	Total preferred securities (cost: $345,000)		315
0.08%

American Funds Insurance Series 120

American Funds Global Balanced Fund (continued)

Convertible stocks 0.50%			Value
		Shares	(000)

Utilities	NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/20253	47,600	$1,975
0.50%
	Total convertible stocks (cost: $2,123,000)		1,975

Bonds, notes & other debt instruments 30.42%		Principal amount

		(000)

Bonds & notes of governments & government agencies outside the U.S. 12.95%

	Agricultural Development Bank of China 3.75% 1/25/2029	CNY550	81
	Asian Development Bank 1.125% 6/10/2025	GBP100	122
	Asian Development Bank 6.20% 10/6/2026	INR1,990	24
	Asian Development Bank 6.72% 2/8/2028	18,000	215
	Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD115	64
	Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	725	436
	Austria (Republic of) 0% 2/20/2031	EUR500	442
	Austria (Republic of) 2.90% 2/20/2034	120	127
	Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	270	288
	Brazil (Federative Republic of) 0% 1/1/2025	BRL2,300	391
	Brazil (Federative Republic of) 10.00% 1/1/2025	900	160
	Brazil (Federative Republic of) 0% 4/1/2025	6,700	1,107
	Brazil (Federative Republic of) 10.00% 1/1/2029	2,230	371
	Brazil (Federative Republic of) 10.00% 1/1/2031	1,529	247
	Brazil (Federative Republic of) 6.00% 8/15/20404	215	37
	Brazil (Federative Republic of) 6.00% 8/15/20504	1,551	262
	Brazil (Federative Republic of) 6.00% 8/15/20604	215	36
	Bulgaria (Republic of) 4.50% 1/27/2033	EUR120	134
	Canada 3.00% 11/1/2024	CAD320	233
	Canada 2.25% 6/1/2025	1,400	1,004
	Canada 0.25% 3/1/2026	246	169
	Canada 3.50% 3/1/2028	609	444
	Chile (Republic of) 4.70% 9/1/2030	CLP55,000	55
	China (People’s Republic of), Series INBK, 2.64% 1/15/2028	CNY8,160	1,150
	China (People’s Republic of), Series INBK, 2.37% 1/15/2029	3,860	540
	China (People’s Republic of), Series INBK, 2.62% 6/25/2030	1,970	279
	China (People’s Republic of), Series INBK, 2.88% 2/25/2033	12,270	1,775
	China (People’s Republic of), Series INBK, 3.81% 9/14/2050	3,860	665
	China (People’s Republic of), Series INBK, 3.12% 10/25/2052	4,630	717
	China (People’s Republic of), Series INBK, 3.00% 10/15/2053	820	126
	China Development Bank Corp., Series 2008, 2.89% 6/22/2025	3,240	451
	China Development Bank Corp., Series 2004, 3.43% 1/14/2027	1,060	151
	China Development Bank Corp., Series 2009, 3.39% 7/10/2027	8,580	1,231
	China Development Bank Corp., Series 1805, 4.88% 2/9/2028	2,040	309
	Dominican Republic 5.50% 1/27/2025	USD286	286
	Estonia (Republic of) 3.25% 1/17/2034	EUR160	167
	European Bank for Reconstruction and Development 5.00% 1/15/2026	INR7,100	83
	European Bank for Reconstruction and Development 5.25% 1/12/2027	10,100	116
	European Bank for Reconstruction and Development 6.30% 10/26/2027	4,300	51
	European Investment Bank 0.375% 9/15/2027	EUR110	109
	European Investment Bank 0.25% 1/20/2032	860	756
	European Union 0% 7/6/2026	100	101
	European Union 0.25% 10/22/2026	50	50
	European Union 2.875% 12/6/2027	50	53
	French Republic O.A.T. 0.75% 2/25/2028	410	405
	French Republic O.A.T. 0% 11/25/2030	1,320	1,167
	French Republic O.A.T. 2.00% 11/25/2032	610	598
	French Republic O.A.T. 3.25% 5/25/2045	160	162
	Germany (Federal Republic of) 2.50% 3/13/2025	845	900
	Germany (Federal Republic of) 0% 4/16/2027	950	947
	Germany (Federal Republic of) 0% 2/15/2032	540	483
	Germany (Federal Republic of) 1.70% 8/15/2032	674	684
	Germany (Federal Republic of) 2.30% 2/15/2033	510	540
	Germany (Federal Republic of) 1.00% 5/15/2038	280	243

121American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

Germany (Federal Republic of) 0% 8/15/2050	EUR380	$ 206
Germany (Federal Republic of) 0% 8/15/2052	80	41
Greece (Hellenic Republic of) 3.375% 2/15/2025	5	5
Greece (Hellenic Republic of) 3.875% 6/15/2028	65	71
Greece (Hellenic Republic of) 1.50% 6/18/2030	90	87
Greece (Hellenic Republic of) 1.75% 6/18/2032	530	500
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR1,165,000	70
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	1,767,000	106
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	4,437,000	293
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	3,301,000	212
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	1,253,000	74
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	4,446,000	270
Inter-American Development Bank 7.00% 1/25/2029	INR47,000	561
International Bank for Reconstruction and Development 6.75% 9/8/2027	15,800	188
International Bank for Reconstruction and Development 6.75% 7/13/2029	16,200	192
Ireland (Republic of) 2.60% 10/18/2034	EUR100	104
Ireland (Republic of) 3.00% 10/18/2043	150	156
Israel (State of) 1.30% 4/30/2032	ILS2,540	520
Israel (State of) 4.50% 1/17/2033	USD200	180
Israel (State of) 4.00% 3/30/2035	ILS940	230
Italy (Republic of) 1.35% 4/1/2030	EUR550	521
Italy (Republic of) 4.40% 5/1/2033	1,200	1,333
Italy (Republic of) 4.35% 11/1/2033	740	816
Italy (Republic of) 4.20% 3/1/2034	1,675	1,823
Italy (Republic of) 4.50% 10/1/2053	390	414
Japan, Series 19, 0.10% 9/10/20244	JPY32,760	205
Japan, Series 150, 0.005% 12/20/2026	84,950	523
Japan, Series 346, 0.10% 3/20/2027	134,150	828
Japan, Series 352, 0.10% 9/20/2028	61,950	379
Japan, Series 363, 0.10% 6/20/2031	7,500	45
Japan, Series 373, 0.60% 12/20/2033	55,750	334
Japan, Series 152, 1.20% 3/20/2035	205,250	1,281
Japan, Series 176, 0.50% 3/20/2041	109,950	569
Japan, Series 179, 0.50% 12/20/2041	50,500	257
Japan, Series 42, 1.70% 3/20/2044	50,150	305
Japan, Series 37, 0.60% 6/20/2050	26,950	118
Japan, Series 74, 1.00% 3/20/2052	84,000	400
Japan, Series 76, 1.40% 9/20/2052	47,500	250
Magyar Export-Import Bank 6.00% 5/16/2029	EUR100	113
Netherlands (Kingdom of the) 5.50% 1/15/2028	100	117
New South Wales Treasury Corp. 4.75% 2/20/2035	AUD400	259
New South Wales Treasury Corp. 4.25% 2/20/2036	670	409
Norway (Kingdom of) 1.75% 9/6/2029	NOK2,850	244
Norway (Kingdom of) 3.625% 4/13/2034	4,630	435
Nova Scotia (Province of) 3.15% 12/1/2051	CAD170	99
Panama (Republic of) 7.50% 3/1/2031	USD200	210
Panama (Republic of) 6.40% 2/14/2035	200	190
Panama (Republic of) 7.875% 3/1/2057	570	595
Philippines (Republic of) 0.25% 4/28/2025	EUR100	104
Philippines (Republic of) 1.648% 6/10/2031	USD200	159
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN410	89
Portuguese Republic 0.475% 10/18/2030	EUR230	213
Portuguese Republic 3.50% 6/18/2038	230	247
Romania 2.125% 3/7/2028	130	129
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	ZAR4,235	142
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW348,590	246
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	1,831,500	1,428
Spain (Kingdom of) 0% 1/31/2027	EUR335	332
Spain (Kingdom of) 0.80% 7/30/2027	490	491
Spain (Kingdom of) 0.50% 10/31/2031	165	146
Spain (Kingdom of) 3.15% 4/30/2033	317	336

American Funds Insurance Series 122

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

	Spain (Kingdom of) 3.55% 10/31/2033	EUR370	$ 403
	Spain (Kingdom of) 3.25% 4/30/2034	120	127
	Spain (Kingdom of) 3.45% 10/31/2034	240	258
	Turkey (Republic of) 12.60% 10/1/2025	TRY13,340	308
	Ukraine 6.876% 5/21/20315,6	USD250	72
	Ukraine 6.876% 5/21/20315	200	57
	United Kingdom 2.75% 9/7/2024	GBP50	63
	United Kingdom 1.25% 7/22/2027	410	476
	United Kingdom 0.375% 10/22/2030	490	496
	United Kingdom 1.00% 1/31/2032	920	932
	United Kingdom 4.25% 6/7/2032	785	1,006
	United Kingdom 3.25% 1/22/2044	174	182
	United Kingdom 1.25% 7/31/2051	413	252
	United Kingdom 4.375% 7/31/2054	235	283
	United Mexican States, Series M, 5.75% 3/5/2026	MXN10,710	541
	United Mexican States, Series M, 7.75% 11/23/2034	13,804	650
	United Mexican States, Series M, 8.00% 11/7/2047	5,120	229
	United Mexican States, Series M, 8.00% 7/31/2053	28,580	1,262
	United Mexican States, Series S, 4.00% 10/29/20544	4,128	189
			50,730
Mortgage-backed obligations 6.90%

Federal agency	Fannie Mae Pool #FS4191 5.50% 3/1/20537	USD290	287
mortgage-backed	Fannie Mae Pool #MA5191 6.00% 11/1/20537	527	528
obligations	Fannie Mae Pool #MA5274 7.00% 2/1/20547	1,072	1,103
6.03%	Fannie Mae Pool #FS8131 5.50% 6/1/20547	100	99
	Fannie Mae Pool #FS8153 6.00% 6/1/20547	190	192
	Fannie Mae Pool #BU4700 6.00% 7/1/20547	118	119
	Freddie Mac Pool #SD8276 5.00% 12/1/20527	461	447
	Freddie Mac Pool #SD4977 5.00% 11/1/20537	1,609	1,556
	Freddie Mac Pool #RJ1855 5.00% 6/1/20547	28	27
	Freddie Mac Pool #RJ1768 5.50% 6/1/20547	45	45
	Freddie Mac Pool #RJ1859 6.00% 6/1/20547	110	111
	Freddie Mac Pool #RJ1779 6.00% 6/1/20547	90	91
	Freddie Mac Pool #QI8874 6.00% 7/1/20547	47	47
	Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/20337	580	541
	Government National Mortgage Assn. 6.50% 7/1/20547,8	1,175	1,192
	Uniform Mortgage-Backed Security 2.00% 7/1/20547,8	50	39
	Uniform Mortgage-Backed Security 4.50% 7/1/20547,8	1,095	1,032
	Uniform Mortgage-Backed Security 5.00% 7/1/20547,8	3,223	3,115
	Uniform Mortgage-Backed Security 5.50% 7/1/20547,8	4,083	4,028
	Uniform Mortgage-Backed Security 6.00% 7/1/20547,8	3,426	3,436
	Uniform Mortgage-Backed Security 6.50% 7/1/20547,8	580	590
	Uniform Mortgage-Backed Security 7.00% 7/1/20547,8	7	7
	Uniform Mortgage-Backed Security 6.00% 8/1/20547,8	2,837	2,844
	Uniform Mortgage-Backed Security 6.50% 8/1/20547,8	2,073	2,109
	Uniform Mortgage-Backed Security 7.00% 8/1/20547,8	46	47
			23,632

Collateralized	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1,
mortgage-backed	(30-day Average USD-SOFR + 2.30%) 7.635% 5/25/20436,7,9	179	184
obligations (privately	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1,
originated)	(30-day Average USD-SOFR + 1.90%) 7.235% 6/25/20436,7,9	100	102
0.48%	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1,
	(30-day Average USD-SOFR + 1.70%) 7.035% 7/25/20436,7,9	73	73
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2,
	(30-day Average USD-SOFR + 1.80%) 7.135% 1/25/20446,7,9	55	56
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1,
	(30-day Average USD-SOFR + 1.10%) 6.424% 5/25/20446,7,9	112	112

123American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Collateralized	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2,
mortgage-backed	(30-day Average USD-SOFR + 1.65%) 6.985% 5/25/20446,7,9	USD121	$ 122
obligations (privately	GCAT Trust, Series 2024-NQM2, Class A1,
originated)	6.085% 6/25/2059 (7.359% on 5/1/2028)6,7,10	329	330
(continued)	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/20686,7,9	97	89
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1,
	5.988% 3/25/2028 (6.988% on 3/1/2028)6,7,10	118	118
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1,
	6.243% 3/25/2064 (7.243% on 4/1/2028)6,7,10	227	228
	Verus Securitization Trust, Series 2024-4, Class A1,
	6.218% 6/25/2069 (7.218% on 5/1/2028)6,7,10	301	303
	Verus Securitization Trust, Series 24-4, Class A2,
	6.572% 6/25/2069 (7.572% on 5/1/2028)6,7,10	151	152
			1,869

Other	Nykredit Realkredit AS, Series 01E, 1.50% 10/1/20377	DKK450	58
mortgage-backed	Nykredit Realkredit AS, Series 01E, 1.50% 10/1/20407	1,169	148
securities	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/20437	5,392	616
0.24%	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/20507	465	48
	Nykredit Realkredit AS, Series CCE, 1.00% 10/1/20507	560	62
	Realkredit Danmark AS 1.00% 10/1/20537	185	20
			952

Commercial	BX Trust, Series 2021-VOLT, Class A,
mortgage-backed	(1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/20366,7,9	USD150	148
securities	BX Trust, Series 2021-ARIA, Class A,
0.15%	(1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/20366,7,9	110	109
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A,
	6.572% 7/10/20286,7,9	100	102
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A,
	6.015% 10/12/20406,7,9	135	135
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/20396,7,9	100	100
			594

	Total mortgage-backed obligations		27,047
Corporate bonds, notes & loans 5.83%

Financials	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)10	EUR330	306
1.52%	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)6,10	USD200	204
	Banco de Sabadell, SA 5.25% 2/7/2029
	(1-year EUR Mid-Swap + 2.40% on 2/7/2028)10	EUR100	111
	Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)10	USD500	479
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)10	161	161
	BBVA Bancomer SA 8.45% 6/29/2038
	(5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)10	285	294
	BPCE SA 4.50% 1/13/2033	EUR100	111
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)6,10	USD200	203
	Chubb INA Holdings, LLC 3.35% 5/3/2026	10	10
	Chubb INA Holdings, LLC 4.35% 11/3/2045	20	17
	Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)10	110	104
	Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)10	29	28
	Citizens Financial Group, Inc. 5.841% 1/23/2030
	(USD-SOFR + 2.01% on 1/23/2029)10	140	140
	Corebridge Financial, Inc. 3.90% 4/5/2032	59	53
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)10	160	148
	Deutsche Bank AG 1.75% 11/19/2030
	(3-month EUR-EURIBOR + 2.05% on 11/19/2029)10	EUR200	188

American Funds Insurance Series 124

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Goldman Sachs Group, Inc. 4.017% 10/31/2038
(continued)	(3-month USD CME Term SOFR + 1.635% on 10/31/2037)10	USD78	$ 66
	HSBC Holdings PLC 4.292% 9/12/2026
	(3-month USD CME Term SOFR + 1.609% on 9/12/2025)10	200	197
	HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)10	360	381
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)10	290	314
	ING Groep NV 5.25% 11/14/2033
	(3-month EUR-EURIBOR + 2.15% on 11/14/2032)10	EUR100	117
	JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)10	USD160	154
	KfW 1.125% 7/4/2025	GBP95	116
	Mastercard, Inc. 2.00% 11/18/2031	USD102	84
	Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)10	200	187
	Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)10	126	118
	Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)10	72	63
	NatWest Group PLC 0.78% 2/26/2030
	(3-month EUR-EURIBOR + 0.949% on 2/26/2029)10	EUR175	163
	New York Life Insurance Co. 3.75% 5/15/20506	USD23	17
	PNC Financial Services Group, Inc. 6.875% 10/20/2034
	(USD-SOFR + 2.284% on 10/20/2033)10	65	71
	PNC Financial Services Group, Inc. 5.676% 1/22/2035
	(USD-SOFR + 1.902% on 1/22/2034)10	25	25
	PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	280	278
	Royal Bank of Canada 1.20% 4/27/2026	175	163
	UBS Group AG 4.49% 8/5/2025
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)6,10	450	449
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)10	400	368
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)10	100	86
			5,974

Energy	Ecopetrol SA 4.125% 1/16/2025	127	125
0.85%	Ecopetrol SA 8.625% 1/19/2029	555	584
	Ecopetrol SA 6.875% 4/29/2030	160	154
	Halliburton Co. 3.80% 11/15/2025	2	2
	Kinder Morgan, Inc. 4.30% 6/1/2025	165	163
	ONEOK, Inc. 5.80% 11/1/2030	7	7
	ONEOK, Inc. 6.05% 9/1/2033	53	55
	Petrobras Global Finance BV 5.299% 1/27/2025	113	112
	Petroleos Mexicanos 7.19% 9/12/2024	MXN6,179	334
	Petroleos Mexicanos 4.25% 1/15/2025	USD296	292
	Petroleos Mexicanos 6.875% 10/16/2025	63	63
	Petroleos Mexicanos 6.875% 8/4/2026	211	207
	Petroleos Mexicanos 6.49% 1/23/2027	1,068	1,026
	Raizen Fuels Finance SA 6.45% 3/5/20346	200	203
			3,327

Utilities	American Electric Power Co., Inc. 1.00% 11/1/2025	100	94
0.74%	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/20286	35	33
	CMS Energy Corp. 3.00% 5/15/2026	180	172
	Consumers Energy Co. 3.60% 8/15/2032	250	225
	Duke Energy Progress, LLC 3.70% 9/1/2028	75	72
	Enel Américas SA 4.00% 10/25/2026	35	34
	Enel Finance International NV 1.875% 7/12/20286	200	176
	Enfragen Energia Sur SA 5.375% 12/30/2030	200	167
	Entergy Louisiana, LLC 4.75% 9/15/2052	100	87
	Exelon Corp. 3.40% 4/15/2026	150	145
	FirstEnergy Corp. 1.60% 1/15/2026	100	94
	Interstate Power and Light Co. 2.30% 6/1/2030	50	43
	NextEra Energy Operating Partners, LP 7.25% 1/15/20296	550	564

125American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	Niagara Mohawk Power Corp. 3.508% 10/1/20246	USD85	$ 84
(continued)	Pacific Gas and Electric Co. 3.15% 1/1/2026	100	96
	Pacific Gas and Electric Co. 2.95% 3/1/2026	25	24
	Pacific Gas and Electric Co. 2.10% 8/1/2027	100	90
	Pacific Gas and Electric Co. 4.65% 8/1/2028	114	110
	Pacific Gas and Electric Co. 4.55% 7/1/2030	31	29
	Pacific Gas and Electric Co. 6.15% 1/15/2033	78	79
	Pacific Gas and Electric Co. 3.50% 8/1/2050	137	90
	Southern California Edison Co. 0.975% 8/1/2024	100	100
	Xcel Energy, Inc. 3.35% 12/1/2026	316	302

			2,910

Communication	América Móvil, SAB de CV 10.125% 1/22/2029	MXN9,100	484
services	América Móvil, SAB de CV 9.50% 1/27/2031	12,420	635
0.66%	AT&T, Inc. 2.75% 6/1/2031	USD165	141
	AT&T, Inc. 2.55% 12/1/2033	64	51
	AT&T, Inc. 4.30% 11/18/2034	EUR100	111
	Comcast Corp. 0% 9/14/2026	100	99
	Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD45	56
	Orange 9.00% 3/1/203110	65	78
	Tencent Holdings, Ltd. 3.925% 1/19/2038	200	168
	T-Mobile USA, Inc. 2.05% 2/15/2028	200	180
	T-Mobile USA, Inc. 3.70% 5/8/2032	EUR100	107
	T-Mobile USA, Inc. 5.15% 4/15/2034	USD115	113
	Verizon Communications, Inc. 0.375% 3/22/2029	EUR140	130
	Verizon Communications, Inc. 0.75% 3/22/2032	100	87
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	USD168	137

			2,577

Health care	AbbVie, Inc. 5.05% 3/15/2034	25	25
0.53%	AbbVie, Inc. 5.35% 3/15/2044	25	25
	AbbVie, Inc. 5.40% 3/15/2054	25	25
	AbbVie, Inc. 5.50% 3/15/2064	25	25
	Amgen, Inc. 1.90% 2/21/2025	40	39
	Amgen, Inc. 2.20% 2/21/2027	30	28
	Amgen, Inc. 4.20% 3/1/2033	280	259
	Amgen, Inc. 5.65% 3/2/2053	151	149
	AstraZeneca Finance, LLC 2.25% 5/28/2031	69	58
	Becton, Dickinson and Co. 3.734% 12/15/2024	10	10
	Becton, Dickinson and Co. 3.70% 6/6/2027	43	41
	Becton, Dickinson and Co. 4.298% 8/22/2032	320	300
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	215	215
	EMD Finance, LLC 3.25% 3/19/20256	250	246
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	197	192
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	21	20
	Stryker Corp. 0.75% 3/1/2029	EUR210	199
	Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	100	104
	UnitedHealth Group, Inc. 4.00% 5/15/2029	USD135	130

			2,090

Consumer	Amazon.com, Inc. 2.80% 8/22/2024	45	45
discretionary	BMW US Capital, LLC 3.90% 4/9/20256	70	69
0.42%	Daimler Trucks Finance North America, LLC 3.65% 4/7/20276	150	144
	Daimler Trucks Finance North America, LLC 5.375% 1/18/20346	150	149
	Hyundai Capital America 1.50% 6/15/20266	250	232
	Hyundai Capital America 2.375% 10/15/20276	109	99
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/20286	185	183

American Funds Insurance Series 126

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	Royal Caribbean Cruises, Ltd. 8.25% 1/15/20296	USD70	$74
discretionary	Royal Caribbean Cruises, Ltd. 9.25% 1/15/20296	59	63
(continued)	Sands China, Ltd. 5.40% 8/8/2028	400	392
	Stellantis Finance US, Inc. 2.691% 9/15/20316	200	165
	Toyota Motor Credit Corp. 3.375% 4/1/2030	33	30

			1,645

Industrials	Boeing Co. 6.528% 5/1/20346	270	277
0.28%	Canadian Pacific Railway Co. 3.10% 12/2/2051	164	109
	Carrier Global Corp. 2.242% 2/15/2025	6	6
	Carrier Global Corp. 2.493% 2/15/2027	7	6
	CSX Corp. 3.80% 4/15/2050	6	4
	CSX Corp. 2.50% 5/15/2051	75	44
	Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/20346	86	85
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/20276	200	191
	RTX Corp. 4.125% 11/16/2028	170	164
	Sats Treasury Pte., Ltd. 4.828% 1/23/2029	200	198

			1,084

Materials	Braskem Netherlands Finance BV 8.50% 1/12/2031	600	613
0.26%	Celanese US Holdings, LLC 6.379% 7/15/2032	50	51
	First Quantum Minerals, Ltd. 9.375% 3/1/20296	250	262
	Vale Overseas, Ltd. 3.75% 7/8/2030	94	85

			1,011

Consumer staples	Altria Group, Inc. 2.20% 6/15/2027	EUR270	278
0.25%	BAT Capital Corp. 3.215% 9/6/2026	USD62	59
	BAT Capital Corp. 4.70% 4/2/2027	67	66
	BAT Capital Corp. 3.557% 8/15/2027	105	100
	BAT Capital Corp. 3.462% 9/6/2029	75	68
	British American Tobacco PLC 3.00% subordinated perpetual bonds
	(5-year EUR Mid-Swap + 3.372% on 12/27/2026)10	EUR300	304
	Philip Morris International, Inc. 5.75% 11/17/2032	USD110	112

			987

Information	Broadcom, Inc. 4.00% 4/15/20296	21	20
technology	Broadcom, Inc. 4.15% 11/15/2030	70	66
0.21%	Broadcom, Inc. 3.419% 4/15/20336	53	46
	Broadcom, Inc. 3.137% 11/15/20356	15	12
	Lenovo Group, Ltd. 5.875% 4/24/2025	269	269
	Oracle Corp. 2.65% 7/15/2026	216	205
	SK hynix, Inc. 1.50% 1/19/2026	200	188

			806

Real estate	American Tower Corp. 0.875% 5/21/2029	EUR130	121
0.11%	Equinix, Inc. 2.15% 7/15/2030	USD176	147
	Essex Portfolio, LP 3.50% 4/1/2025	120	118
	Essex Portfolio, LP 3.375% 4/15/2026	40	39

			425

	Total corporate bonds, notes & loans		22,836

127American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes 4.34%

U.S. Treasury	U.S. Treasury 2.125% 11/30/2024	USD1,230	$ 1,214
3.90%	U.S. Treasury 1.75% 3/15/2025	98	96
	U.S. Treasury 3.00% 7/15/2025	941	921
	U.S. Treasury 3.125% 8/15/2025	18	18
	U.S. Treasury 0.375% 11/30/2025	50	47
	U.S. Treasury 3.75% 4/15/2026	76	75
	U.S. Treasury 2.75% 4/30/2027	432	412
	U.S. Treasury 2.75% 7/31/2027	46	44
	U.S. Treasury 4.00% 6/30/2028	4,443	4,376
	U.S. Treasury 4.375% 8/31/2028	115	115
	U.S. Treasury 4.625% 9/30/2028	1,858	1,874
	U.S. Treasury 4.375% 11/30/2028	119	119
	U.S. Treasury 4.125% 3/31/2029	815	807
	U.S. Treasury 1.375% 11/15/2031	772	627
	U.S. Treasury 2.875% 5/15/2032	284	256
	U.S. Treasury 4.375% 5/15/2034	1,080	1,080
	U.S. Treasury 1.875% 2/15/204111	605	414
	U.S. Treasury 2.25% 5/15/204111	1,115	807
	U.S. Treasury 2.875% 11/15/2046	400	300
	U.S. Treasury 1.25% 5/15/205011	630	312
	U.S. Treasury 1.375% 8/15/2050	400	205
	U.S. Treasury 2.375% 5/15/205111	510	336
	U.S. Treasury 2.00% 8/15/205111	560	336
	U.S. Treasury 4.00% 11/15/2052	270	246
	U.S. Treasury 3.625% 2/15/2053	299	254

			15,291

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 10/15/20244	526	521
inflation-protected	U.S. Treasury Inflation-Protected Security 0.375% 7/15/20274	342	324
securities	U.S. Treasury Inflation-Protected Security 2.375% 10/15/20284	672	681
0.44%	U.S. Treasury Inflation-Protected Security 1.00% 2/15/20494	261	199
			1,725

	Total U.S. Treasury bonds & notes		17,016
Asset-backed obligations 0.31%

	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/20306,7	100	101
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/20286,7	47	47
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/20296,7	92	93
	American Credit Acceptance Receivables Trust, Series 2022-3, Class C,
	4.86% 10/13/20286,7	15	15
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A,
	5.20% 10/20/20276,7	125	124
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A,
	5.81% 12/20/20296,7	148	150
	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/20296,7	113	113
	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/20296,7	100	100
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/20316,7	208	210
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/20316,7	100	101
	Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/20266,7	26	25
	SMB Private Education Loan Trust, Series 2023-C, Class A1B,
	(30-day Average USD-SOFR + 1.55%) 6.883% 11/15/20526,7,9	86	88
	Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B,
	(30-day Average USD-SOFR + 0.57%) 5.903% 8/15/20257,9	2	2
	Westlake Automobile Receivables Trust, Series 2023-1, Class A2A,
	5.51% 6/15/20266,7	31	30
	Westlake Automobile Receivables Trust, Series 2023-1, Class A3,
	5.21% 1/18/20286,7	19	19
			1,218

American Funds Insurance Series 128

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)			Principal amount	Value
			(000)	(000)

Federal agency bonds & notes 0.05%

	Export-Import Bank of Thailand 5.354% 5/16/2029		USD200	$201
Municipals 0.04%

Ohio	Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure
0.02%	Projects), Series 2020-A, 3.216% 2/15/2048		100	76

Texas	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds,
0.02%	Series 2020-B, 3.236% 10/1/2052		80	59

	Total municipals			135

	Total bonds, notes & other debt instruments (cost: $125,986,000)			119,183
Investment funds 0.99%			Shares

	Capital Group Central Corporate Bond Fund12		466,539	3,858
	Total Investment funds (cost: $3,685,000)			3,858
Short-term securities 8.67%

Money market investments 8.20%

	Capital Group Central Cash Fund 5.37%12,13		321,365	32,137
		Weighted
		average yield	Principal amount
		at acquisition	(000)

Bills & notes of governments & government agencies outside the U.S. 0.43%

	Egypt (Arab Republic of) 10/1/2024	22.855%	EGP2,850	56
	Egypt (Arab Republic of) 11/12/2024	22.326	4,200	80
	Egypt (Arab Republic of) 11/19/2024	22.238	6,500	123
	Egypt (Arab Republic of) 3/11/2025	21.301	7,550	134
	Egypt (Arab Republic of) 3/18/2025	21.138	34,700	612
	Japan Treasury 7/22/2024	0.005	JPY110,650	688

				1,693
			Shares

Money market investments purchased with collateral from securities on loan 0.04%

	State Street Institutional U.S. Government Money Market Fund,
	Institutional Class 5.22%13,14		109,997	110
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 5.23%13,14		22,048	22
				132

	Total short-term securities (cost: $34,001,000)			33,962

	Total investment securities 104.90% (cost: $358,576,000)			410,993
	Other assets less liabilities (4.90)%			(19,196)

	Net assets 100.00%			$391,797

129American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Futures contracts

								Value and
								unrealized
								appreciation
							Notional	(depreciation)
					Number of	Expiration	amount	at 6/30/2024
Contracts				Type	contracts	date	(000)	(000)

2 Year Euro-Schatz Futures				Long	8	9/10/2024	USD906	$ 4
2 Year U.S. Treasury Note Futures				Long	57	10/3/2024	11,640	7
5 Year Euro-Bobl Futures				Long	75	9/10/2024	9,353	68
5 Year U.S. Treasury Note Futures				Long	58	10/3/2024	6,181	35
10 Year French Government Bond Futures				Short	5	9/10/2024	(659)	10
10 Year Italy Government Bond Futures				Short	18	9/10/2024	(2,222)	27
10 Year Australian Treasury Bond Futures				Short	1	9/16/2024	(76)	—2
10 Year Japanese Government Bond Futures				Short	5	9/20/2024	(4,440)	11
10 Year Canadian Government Bond Futures				Long	18	9/27/2024	1,580	13
10 Year UK Gilt Futures				Long	25	9/30/2024	3,083	(27)
10 Year U.S. Treasury Note Futures				Long	21	9/30/2024	2,310	23
10 Year Ultra U.S. Treasury Note Futures				Short	11	9/30/2024	(1,249)	9
20 Year U.S. Treasury Bond Futures				Long	13	9/30/2024	1,538	18
30 Year Ultra U.S. Treasury Bond Futures				Long	4	9/30/2024	501	5

								$203
Forward currency contracts

								Unrealized
	Contract amount							appreciation
								(depreciation)

Currency purchased		Currency sold					Settlement	at 6/30/2024
	(000)	(000)			Counterparty		date	(000)

USD	1,096	PLN	4,490		Citibank		7/3/2024	$ (19)
PLN	4,490	USD	1,144		Bank of America		7/3/2024	(28)
AUD	1,390	USD	925		Bank of America		7/9/2024	3
USD	107	JPY	16,710		Citibank		7/9/2024	3
USD	99	CNH	720		Bank of America		7/9/2024	—2
CNH	1,460	USD	200		Standard Chartered Bank		7/9/2024	—2
THB	12,750	USD	349		Citibank		7/9/2024	(2)
CHF	270	USD	304		Bank of America		7/9/2024	(3)
CNH	5,190	USD	717		UBS AG		7/9/2024	(6)
JPY	184,360	USD	1,197		Morgan Stanley		7/9/2024	(49)
USD	850	EUR	790		Morgan Stanley		7/10/2024	4
CAD	1,610	USD	1,175		Morgan Stanley		7/10/2024	2
CAD	90	USD	66		HSBC Bank		7/10/2024	—2
EUR	60	USD	64		HSBC Bank		7/10/2024	—2
USD	190	GBP	150		BNP Paribas		7/10/2024	—2
PLN	540	USD	136		BNP Paribas		7/10/2024	(2)
EUR	180	USD	196		Bank of America		7/10/2024	(3)
EUR	201	CAD	300		UBS AG		7/10/2024	(4)
GBP	530	USD	677		Morgan Stanley		7/10/2024	(7)
EUR	1,520	USD	1,655		JPMorgan Chase		7/10/2024	(27)
USD	90	JPY	14,288		HSBC Bank		7/11/2024	1
USD	247	AUD	370		Morgan Stanley		7/11/2024	—2
USD	247	AUD	370		HSBC Bank		7/11/2024	—2
NZD	280	USD	173		Bank of America		7/11/2024	(3)
SEK	3,570	USD	341		Bank of America		7/11/2024	(4)
JPY	284,629	USD	1,834		UBS AG		7/11/2024	(61)
USD	1,377	MXN	24,383		Morgan Stanley		7/12/2024	47
USD	303	MXN	5,466		Goldman Sachs		7/12/2024	5
MYR	800	USD	171		Standard Chartered Bank		7/12/2024	(1)
USD	133	BRL	700		Morgan Stanley		7/15/2024	8

American Funds Insurance Series 130

American Funds Global Balanced Fund (continued)

Forward currency contracts (continued)

	Contract amount					Unrealized
						appreciation

	Currency					(depreciation)
	purchased	Currency sold			Settlement	at 6/30/2024
	(000)		(000)	Counterparty	date	(000)

USD	49	KRW	66,900	Barclays Bank PLC	7/15/2024	$1
USD	345	KRW	474,750	Citibank	7/15/2024	1
USD	811	ILS	3,000	BNP Paribas	7/17/2024	16
HUF	17,610	USD	48	JPMorgan Chase	7/17/2024	—2
USD	134	MXN	2,470	BNP Paribas	7/17/2024	(1)
USD	535	MXN	10,001	Morgan Stanley	7/17/2024	(10)
SGD	160	USD	118	HSBC Bank	7/18/2024	—2
JPY	35,000	USD	220	Bank of America	7/18/2024	(2)
JPY	227,460	USD	1,454	Morgan Stanley	7/18/2024	(35)
AUD	360	USD	239	Standard Chartered Bank	7/22/2024	2
EUR	1,040	USD	1,113	Standard Chartered Bank	7/22/2024	2
EUR	1,130	USD	1,211	UBS AG	7/22/2024	1
USD	170	AUD	255	HSBC Bank	7/22/2024	—2
USD	740	EUR	690	Morgan Stanley	7/22/2024	—2
EUR	1,320	USD	1,426	BNP Paribas	7/22/2024	(11)
USD	730	CNH	5,310	Goldman Sachs	7/24/2024	1
CAD	300	USD	219	JPMorgan Chase	7/24/2024	—2
USD	35	ZAR	630	Bank of New York Mellon	7/24/2024	—2
CZK	2,000	USD	86	BNP Paribas	7/24/2024	(1)
ILS	200	USD	54	BNP Paribas	7/24/2024	(1)
USD	682	NOK	7,213	Morgan Stanley	7/25/2024	6
EUR	375	USD	401	Morgan Stanley	7/25/2024	1
EUR	396	DKK	2,950	HSBC Bank	7/25/2024	—2
DKK	800	USD	115	HSBC Bank	7/25/2024	—2
EUR	210	USD	226	JPMorgan Chase	7/25/2024	—2
USD	1,897	BRL	10,361	JPMorgan Chase	7/30/2024	50
USD	90	BRL	500	Goldman Sachs	7/30/2024	1
COP	276,050	USD	66	Morgan Stanley	7/30/2024	—2
IDR	2,000,000	USD	122	Standard Chartered Bank	7/30/2024	—2
USD	169	IDR	2,768,834	Standard Chartered Bank	7/30/2024	—2
USD	293	INR	24,479	JPMorgan Chase	7/30/2024	—2
USD	572	INR	47,780	UBS AG	7/30/2024	(1)
CLP	333,610	USD	357	Morgan Stanley	7/30/2024	(3)
USD	205	MXN	3,833	Morgan Stanley	9/18/2024	(2)
USD	268	BRL	1,390	Citibank	4/1/2025	28

						$(103)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

							Upfront	Unrealized
Receive		Pay					premium	appreciation
					Notional	Value at	paid	(depreciation)

	Payment		Payment	Expiration	amount	6/30/2024	(received)	at 6/30/2024
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

3.79165%	Annual	SOFR	Annual	1/13/2026	USD865	$ (13)	$—	$ (13)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN3,200	(11)	—	(11)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP70	—2	—	—2
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP1,715	68	—	68
4.96048%	Annual	SONIA	Annual	6/21/2028	GBP850	33	—	33
3.968%	Annual	SONIA	Annual	2/16/2029	GBP1,495	(5)	—	(5)
SOFR	Annual	3.29015%	Annual	1/13/2030	USD2,870	104	—	104

131American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

									Upfront	Unrealized
Receive			Pay						premium	appreciation
							Notional	Value at	paid	(depreciation)

	Payment			Payment	Expiration		amount	6/30/2024	(received)	at 6/30/2024
Rate	frequency	Rate		frequency	date		(000)	(000)	(000)	(000)

SONIA	Annual	4.34948%		Annual	6/21/2033		GBP460	$ (21)	$—	$ (21)
SONIA	Annual	4.36738%		Annual	6/21/2033		GBP930	(44)	—	(44)
SONIA	Annual	3.9322%		Annual	2/16/2054		GBP375	—2	—	—2

								$111	$—	$111
Bilateral interest rate swaps

									Upfront	Unrealized
Receive		Pay							premium	appreciation
							Notional	Value at	paid	(depreciation)

	Payment		Payment		Expiration		amount	6/30/2024	(received)	at 6/30/2024
Rate	frequency	Rate	frequency	Counterparty		date	(000)	(000)	(000)	(000)

10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029		BRL9,330	$(157)	$—	$(157)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
									Upfront	Unrealized
									premium	appreciation
						Notional		Value at	paid	(depreciation)
Reference	Financing		Payment	Expiration			amount15	6/30/202416	(received)	at 6/30/2024
index	rate received		frequency		date	(000)		(000)	(000)	(000)

CDX.NA.IG.42	1.00%		Quarterly	6/20/2029	USD11,764			$242	$261	$(19)

American Funds Insurance Series 132

American Funds Global Balanced Fund (continued)

Investments in affiliates12

				Net	Net
	Value at				unrealized		Dividend
				realized	appreciation	Value at	or interest
	1/1/2024	Additions	Reductions	gain (loss)	(depreciation)	6/30/2024	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Investment funds 0.99%
Capital Group Central Corporate Bond Fund	$ 8,341	$2,535	$6,757	$45	$(306)	$ 3,858	$ 173
Short-term securities 8.20%
Money market investments 8.20%
Capital Group Central Cash Fund 5.37%13	12,974	69,325	50,163	—2	1	32,137	843

Total 9.19%				$45	$(305)	$35,995	$1,016

1Security did not produce income during the last 12 months.

2Amount less than one thousand.

3All or a portion of this security was on loan. The total value of all such securities was $143,000, which represented .04% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

4Index-linked bond whose principal amount moves with a government price index.

5Scheduled interest and/or principal payment was not received.

6Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,001,000, which represented 2.04% of the net assets of the fund.

7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8Purchased on a TBA basis.

9Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

10Step bond; coupon rate may change at a later date.

11All or a portion of this security was pledged as collateral. The total value of pledged collateral was $907,000, which represented .23% of the net assets of the fund.

12Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

13Rate represents the seven-day yield at 6/30/2024.

14Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

15The maximum potential amount the fund may pay as a protection seller should a credit event occur.

16The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)

ADR = American Depositary Receipts Assn. = Association

AUD = Australian dollars BRL = Brazilian reais

BZDIOVER = Overnight Brazilian Interbank Deposit Rate CAD = Canadian dollars

CDI = CREST Depository Interest CHF = Swiss francs

CLP = Chilean pesos CME = CME Group

CNH = Chinese yuan renminbi CNY = Chinese yuan

COP = Colombian pesos CZK = Czech korunas DKK = Danish kroner EGP = Egyptian pounds EUR = Euros

EURIBOR = Euro Interbank Offered Rate GBP = British pounds

HUF = Hungarian forints IDR = Indonesian rupiah ILS = Israeli shekels

Refer to the notes to financial statements.

INR = Indian rupees JPY = Japanese yen KRW = South Korean won MXN = Mexican pesos MYR = Malaysian ringgits NOK = Norwegian kroner NZD = New Zealand dollars PLN = Polish zloty

Ref. = Refunding

REIT = Real Estate Investment Trust Rev. = Revenue

SEK = Swedish kronor SGD = Singapore dollars

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate TBA = To be announced

THB = Thai baht

TIIE = Equilibrium Interbank Interest Rate TRY = Turkish lira

USD = U.S. dollars

ZAR = South African rand

133American Funds Insurance Series

The Bond Fund of America

Investment portfolio June 30, 2024			unaudited
Bonds, notes & other debt instruments 97.11%		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations 41.39%

Federal agency	Fannie Mae Pool #AB1068 4.50% 5/1/20251	USD8	$8
mortgage-backed	Fannie Mae Pool #256133 4.50% 1/1/20261	4	4
obligations	Fannie Mae Pool #AR3058 3.00% 1/1/20281	46	44
36.85%	Fannie Mae Pool #AS8018 3.00% 9/1/20311	33	31
	Fannie Mae Pool #BM4741 3.00% 4/1/20321	17	17
	Fannie Mae Pool #913966 6.00% 2/1/20371	32	33
	Fannie Mae Pool #945680 6.00% 9/1/20371	357	365
	Fannie Mae Pool #924866 5.765% 10/1/20371,2	134	133
	Fannie Mae Pool #988588 5.50% 8/1/20381	170	171
	Fannie Mae Pool #889982 5.50% 11/1/20381	742	745
	Fannie Mae Pool #AB1297 5.00% 8/1/20401	174	172
	Fannie Mae Pool #AH8144 5.00% 4/1/20411	760	744
	Fannie Mae Pool #AH9479 5.00% 4/1/20411	711	702
	Fannie Mae Pool #FM7365 2.00% 5/1/20411	117,066	98,517
	Fannie Mae Pool #AI1862 5.00% 5/1/20411	734	725
	Fannie Mae Pool #AI3510 5.00% 6/1/20411	403	399
	Fannie Mae Pool #AJ0704 5.00% 9/1/20411	343	340
	Fannie Mae Pool #AJ5391 5.00% 11/1/20411	249	246
	Fannie Mae Pool #MA4501 2.00% 12/1/20411	1,385	1,159
	Fannie Mae Pool #MA4540 2.00% 2/1/20421	2,320	1,941
	Fannie Mae Pool #AZ3904 4.00% 5/1/20451	40	37
	Fannie Mae Pool #FM9416 3.50% 7/1/20451	1,785	1,619
	Fannie Mae Pool #AL8522 3.50% 5/1/20461	765	693
	Fannie Mae Pool #BD1968 4.00% 7/1/20461	760	710
	Fannie Mae Pool #BD5477 4.00% 7/1/20461	128	120
	Fannie Mae Pool #BM5148 4.00% 10/1/20461	4,848	4,529
	Fannie Mae Pool #BE0592 4.00% 11/1/20461	302	277
	Fannie Mae Pool #BE8885 4.00% 3/1/20471	789	737
	Fannie Mae Pool #MA3058 4.00% 7/1/20471	36	34
	Fannie Mae Pool #CA0770 3.50% 11/1/20471	4,156	3,755
	Fannie Mae Pool #BJ1515 4.00% 11/1/20471	2,200	2,061
	Fannie Mae Pool #CA0706 4.00% 11/1/20471	78	73
	Fannie Mae Pool #BM4413 4.50% 12/1/20471	2,325	2,235
	Fannie Mae Pool #CA1189 3.50% 2/1/20481	1,211	1,096
	Fannie Mae Pool #BJ5749 4.00% 5/1/20481	14	13
	Fannie Mae Pool #BF0293 3.00% 7/1/20481	5,894	5,139
	Fannie Mae Pool #BF0318 3.50% 8/1/20481	4,530	4,105
	Fannie Mae Pool #BM5349 4.00% 9/1/20481	19,903	18,650
	Fannie Mae Pool #FM4891 3.50% 10/1/20481	18,207	16,489
	Fannie Mae Pool #BM4676 4.00% 10/1/20481	11	10
	Fannie Mae Pool #FM3280 3.50% 5/1/20491	463	420
	Fannie Mae Pool #CA3807 3.00% 7/1/20491	1,240	1,079
	Fannie Mae Pool #CA3806 3.00% 7/1/20491	812	710
	Fannie Mae Pool #FS5372 3.50% 7/1/20491	2,386	2,161
	Fannie Mae Pool #FM1262 4.00% 7/1/20491	19,812	18,382
	Fannie Mae Pool #FM0007 3.50% 9/1/20491	13,461	12,072
	Fannie Mae Pool #FM1589 3.50% 9/1/20491	3,668	3,290
	Fannie Mae Pool #FM1954 3.50% 11/1/20491	5,819	5,219
	Fannie Mae Pool #FS5313 3.50% 1/1/20501	27,415	24,681
	Fannie Mae Pool #CA5968 2.50% 6/1/20501	5,417	4,516
	Fannie Mae Pool #FM5507 3.00% 7/1/20501	16,098	14,029
	Fannie Mae Pool #CA6309 3.00% 7/1/20501	5,890	5,146
	Fannie Mae Pool #CA6349 3.00% 7/1/20501	1,835	1,580
	Fannie Mae Pool #CA6740 3.00% 8/1/20501	1,064	922
	Fannie Mae Pool #BQ1226 2.00% 9/1/20501	1,756	1,384
	Fannie Mae Pool #BP6715 2.00% 9/1/20501	1	1
	Fannie Mae Pool #FM4256 2.50% 9/1/20501	2,915	2,435
	Fannie Mae Pool #CA7028 2.50% 9/1/20501	986	823
	Fannie Mae Pool #CA7052 3.00% 9/1/20501	351	302
	Fannie Mae Pool #CA7257 2.50% 10/1/20501	276	230
	Fannie Mae Pool #CA7381 3.00% 10/1/20501	1,637	1,408

American Funds Insurance Series 134

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #CA7599 2.50% 11/1/20501	USD6,621	$ 5,529
mortgage-backed	Fannie Mae Pool #FM4897 3.00% 11/1/20501	16,703	14,616
obligations	Fannie Mae Pool #MA4208 2.00% 12/1/20501	1,117	882
(continued)	Fannie Mae Pool #FM5166 3.00% 12/1/20501	1,113	958
	Fannie Mae Pool #MA4237 2.00% 1/1/20511	7,012	5,552
	Fannie Mae Pool #BR4104 2.00% 1/1/20511	5,495	4,339
	Fannie Mae Pool #FM6113 2.50% 1/1/20511	23,230	19,138
	Fannie Mae Pool #FM6293 3.00% 1/1/20511	69	60
	Fannie Mae Pool #BR2666 2.00% 2/1/20511	420	335
	Fannie Mae Pool #CA8828 2.50% 2/1/20511	5,593	4,653
	Fannie Mae Pool #MA4305 2.00% 4/1/20511	30	24
	Fannie Mae Pool #BR6309 2.50% 4/1/20511	4,329	3,558
	Fannie Mae Pool #MA4306 2.50% 4/1/20511	2,653	2,184
	Fannie Mae Pool #CB0191 3.00% 4/1/20511	3,348	2,876
	Fannie Mae Pool #CB0193 3.00% 4/1/20511	403	346
	Fannie Mae Pool #BR1035 2.00% 5/1/20511	18	14
	Fannie Mae Pool #FM7803 2.00% 6/1/20511	550	439
	Fannie Mae Pool #FM7909 3.00% 6/1/20511	308	265
	Fannie Mae Pool #FM7510 3.00% 6/1/20511	217	187
	Fannie Mae Pool #MA4378 2.00% 7/1/20511	82	65
	Fannie Mae Pool #CB0988 2.50% 7/1/20511	9,390	7,765
	Fannie Mae Pool #FM7900 2.50% 7/1/20511	477	397
	Fannie Mae Pool #CB1304 3.00% 8/1/20511	1,476	1,275
	Fannie Mae Pool #CB1527 2.50% 9/1/20511	1,145	946
	Fannie Mae Pool #FS4628 3.00% 10/1/20511	3,426	2,946
	Fannie Mae Pool #MA4465 2.00% 11/1/20511	4,718	3,705
	Fannie Mae Pool #FS0965 2.00% 11/1/20511	140	111
	Fannie Mae Pool #FM9810 3.00% 11/1/20511	1,024	882
	Fannie Mae Pool #MA4492 2.00% 12/1/20511	866	679
	Fannie Mae Pool #CB2787 3.50% 12/1/20511	24	22
	Fannie Mae Pool #BQ7006 2.00% 1/1/20521	1,970	1,546
	Fannie Mae Pool #FS0454 3.00% 1/1/20521	1,069	919
	Fannie Mae Pool #BV3076 2.00% 2/1/20521	16,051	12,604
	Fannie Mae Pool #MA4547 2.00% 2/1/20521	2,653	2,080
	Fannie Mae Pool #BV3083 2.00% 2/1/20521	876	688
	Fannie Mae Pool #FS0647 3.00% 2/1/20521	35,999	31,220
	Fannie Mae Pool #BV3101 2.00% 3/1/20521	1,675	1,315
	Fannie Mae Pool #MA4562 2.00% 3/1/20521	1,333	1,047
	Fannie Mae Pool #FS1742 2.00% 3/1/20521	1,152	904
	Fannie Mae Pool #BV4172 2.00% 3/1/20521	908	712
	Fannie Mae Pool #FS1598 2.00% 4/1/20521	1,772	1,388
	Fannie Mae Pool #MA4577 2.00% 4/1/20521	794	622
	Fannie Mae Pool #FS1655 4.00% 4/1/20521	299	275
	Fannie Mae Pool #BW1931 5.00% 6/1/20521	3,118	3,018
	Fannie Mae Pool #BT8262 5.00% 6/1/20521	1,405	1,364
	Fannie Mae Pool #BW0959 5.00% 7/1/20521	2,902	2,821
	Fannie Mae Pool #BV8976 5.00% 8/1/20521	612	593
	Fannie Mae Pool #BW1192 4.50% 9/1/20521	276	261
	Fannie Mae Pool #BW8497 4.50% 9/1/20521	60	57
	Fannie Mae Pool #CB4852 4.50% 10/1/20521	54,473	51,450
	Fannie Mae Pool #BX0097 4.50% 10/1/20521	2,564	2,428
	Fannie Mae Pool #BW1289 5.50% 10/1/20521	3,177	3,144
	Fannie Mae Pool #BW1243 5.50% 10/1/20521	2,837	2,808
	Fannie Mae Pool #MA4820 6.50% 10/1/20521	234	239
	Fannie Mae Pool #BX1132 4.50% 11/1/20521	943	890
	Fannie Mae Pool #BX5673 5.00% 12/1/20521	135	130
	Fannie Mae Pool #MA4842 5.50% 12/1/20521	5,478	5,407
	Fannie Mae Pool #CB5778 6.00% 12/1/20521	44	44
	Fannie Mae Pool #BX5927 4.00% 1/1/20531	277	254
	Fannie Mae Pool #FS6769 5.00% 1/1/20531	33,346	32,337
	Fannie Mae Pool #MA4916 4.00% 2/1/20531	4,907	4,493

135American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #MA4918 5.00% 2/1/20531	USD651	$630
mortgage-backed	Fannie Mae Pool #MA4919 5.50% 2/1/20531	8,425	8,319
obligations	Fannie Mae Pool #BW5268 4.00% 3/1/20531	414	379
(continued)	Fannie Mae Pool #CB5986 5.00% 3/1/20531	159	154
	Fannie Mae Pool #BX7779 5.50% 3/1/20531	4,277	4,231
	Fannie Mae Pool #FS4191 5.50% 3/1/20531	468	463
	Fannie Mae Pool #BX7949 6.00% 3/1/20531	1,014	1,020
	Fannie Mae Pool #MA4993 4.00% 4/1/20531	4,633	4,242
	Fannie Mae Pool #MA4977 4.50% 4/1/20531	708	669
	Fannie Mae Pool #BX9041 5.00% 4/1/20531	95	92
	Fannie Mae Pool #BY0130 5.50% 4/1/20531	987	976
	Fannie Mae Pool #CB6033 6.00% 4/1/20531	20,911	21,041
	Fannie Mae Pool #MA5027 4.00% 5/1/20531	4,983	4,562
	Fannie Mae Pool #CB6297 4.00% 5/1/20531	32	29
	Fannie Mae Pool #BX9827 5.00% 5/1/20531	11,602	11,222
	Fannie Mae Pool #FS4563 5.00% 5/1/20531	3,075	2,977
	Fannie Mae Pool #MA5010 5.50% 5/1/20531	6,630	6,544
	Fannie Mae Pool #BY1592 5.50% 5/1/20531	894	884
	Fannie Mae Pool #MA5011 6.00% 5/1/20531	8,335	8,375
	Fannie Mae Pool #MA5039 5.50% 6/1/20531	11,645	11,495
	Fannie Mae Pool #FS5192 5.50% 6/1/20531	7,530	7,450
	Fannie Mae Pool #BY3612 5.50% 6/1/20531	315	311
	Fannie Mae Pool #CB6485 6.00% 6/1/20531	4,450	4,482
	Fannie Mae Pool #CB6486 6.00% 6/1/20531	2,730	2,748
	Fannie Mae Pool #CB6465 6.00% 6/1/20531	2,013	2,029
	Fannie Mae Pool #FS7823 2.00% 7/1/20531	6,445	5,057
	Fannie Mae Pool #BY4459 5.00% 7/1/20531	663	642
	Fannie Mae Pool #BU4112 5.00% 7/1/20531	95	92
	Fannie Mae Pool #MA5072 5.50% 7/1/20531	3,759	3,710
	Fannie Mae Pool #CB6768 6.50% 7/1/20531	9,288	9,493
	Fannie Mae Pool #MA5107 5.50% 8/1/20531	26,058	25,714
	Fannie Mae Pool #FS6666 5.50% 8/1/20531	13,799	13,645
	Fannie Mae Pool #MA5138 5.50% 9/1/20531	15,171	14,970
	Fannie Mae Pool #CB7108 5.50% 9/1/20531	6,875	6,796
	Fannie Mae Pool #MA5139 6.00% 9/1/20531	9,176	9,207
	Fannie Mae Pool #FS5749 6.50% 9/1/20531	19,306	19,698
	Fannie Mae Pool #MA5177 4.00% 10/1/20531	8,015	7,338
	Fannie Mae Pool #CB7331 5.50% 10/1/20531	35,544	35,113
	Fannie Mae Pool #CB7332 5.50% 10/1/20531	12,570	12,426
	Fannie Mae Pool #MA5165 5.50% 10/1/20531	478	472
	Fannie Mae Pool #CB7725 6.00% 10/1/20531	10,082	10,124
	Fannie Mae Pool #MA5207 4.00% 11/1/20531	3,657	3,348
	Fannie Mae Pool #FS7252 5.00% 11/1/20531,3	137,570	133,027
	Fannie Mae Pool #MA5190 5.50% 11/1/20531	55,185	54,456
	Fannie Mae Pool #FS7979 2.00% 12/1/20531	1,873	1,470
	Fannie Mae Pool #MA5215 5.50% 12/1/20531	9,675	9,547
	Fannie Mae Pool #FS6668 5.50% 12/1/20531	2,063	2,037
	Fannie Mae Pool #FS6873 6.50% 1/1/20541	1,643	1,675
	Fannie Mae Pool #FS6809 5.50% 2/1/20541	1,964	1,938
	Fannie Mae Pool #MA5271 5.50% 2/1/20541	782	772
	Fannie Mae Pool #FS7031 6.00% 2/1/20541	7,993	8,058
	Fannie Mae Pool #FS7503 6.00% 2/1/20541	6,093	6,113
	Fannie Mae Pool #BY8083 4.00% 3/1/20541	25	23
	Fannie Mae Pool #MA5296 5.50% 3/1/20541	23,700	23,383
	Fannie Mae Pool #CB8151 5.50% 3/1/20541	21,060	20,798
	Fannie Mae Pool #FS7507 6.00% 3/1/20541	5,680	5,725
	Fannie Mae Pool #CB8168 6.00% 3/1/20541	3,998	4,018
	Fannie Mae Pool #MA5341 4.00% 4/1/20541	38	35
	Fannie Mae Pool #MA5331 5.50% 4/1/20541	12,704	12,535
	Fannie Mae Pool #CB8328 5.50% 4/1/20541	5,331	5,276
	Fannie Mae Pool #DB1235 6.00% 4/1/20541	6,267	6,326

American Funds Insurance Series 136
The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #DB5160 5.50% 5/1/20541	USD670	$ 662
mortgage-backed	Fannie Mae Pool #MA5385 4.00% 6/1/20541	3,896	3,566
obligations	Fannie Mae Pool #FS8131 5.50% 6/1/20541	2,027	2,006
(continued)	Fannie Mae Pool #FS8153 6.00% 6/1/20541	20,582	20,773
	Fannie Mae Pool #CB8755 6.00% 6/1/20541	1,377	1,387
	Fannie Mae Pool #MA5421 6.00% 7/1/20541	7,844	7,869
	Fannie Mae Pool #BF0145 3.50% 3/1/20571	10,427	9,166
	Fannie Mae Pool #BF0264 3.50% 5/1/20581	7,840	6,931
	Fannie Mae Pool #BF0332 3.00% 1/1/20591	16,878	14,274
	Fannie Mae Pool #BF0497 3.00% 7/1/20601	19,641	16,341
	Fannie Mae Pool #BF0585 4.50% 12/1/20611	1,134	1,071
	Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/20251,2	—4	—4
	Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/20411	5	5
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/20411	15	16
	Fannie Mae, Series 2002-W1, Class 2A, 4.596% 2/25/20421,2	17	17
	Freddie Mac Pool #ZS8507 3.00% 11/1/20281	71	68
	Freddie Mac Pool #ZK7590 3.00% 1/1/20291	1,422	1,372
	Freddie Mac Pool #A15120 5.50% 10/1/20331	44	44
	Freddie Mac Pool #QN1073 3.00% 12/1/20341	33	31
	Freddie Mac Pool #G05196 5.50% 10/1/20381	42	42
	Freddie Mac Pool #G05267 5.50% 12/1/20381	31	31
	Freddie Mac Pool #G06020 5.50% 12/1/20391	59	60
	Freddie Mac Pool #G05860 5.50% 2/1/20401	219	221
	Freddie Mac Pool #RB5071 2.00% 9/1/20401	1,984	1,677
	Freddie Mac Pool #A93948 4.50% 9/1/20401	143	139
	Freddie Mac Pool #SC0149 2.00% 3/1/20411	5,946	5,025
	Freddie Mac Pool #G06868 4.50% 4/1/20411	148	144
	Freddie Mac Pool #RB0544 2.00% 6/1/20411	10,297	8,703
	Freddie Mac Pool #G06841 5.50% 6/1/20411	343	344
	Freddie Mac Pool #RB5138 2.00% 12/1/20411	2,327	1,947
	Freddie Mac Pool #RB5145 2.00% 2/1/20421	2,288	1,913
	Freddie Mac Pool #RB5148 2.00% 3/1/20421	4,913	4,107
	Freddie Mac Pool #Z40130 3.00% 1/1/20461	17,548	15,506
	Freddie Mac Pool #ZT2100 3.00% 4/1/20471	97	84
	Freddie Mac Pool #SD0470 4.00% 11/1/20471	877	817
	Freddie Mac Pool #G08789 4.00% 11/1/20471	539	505
	Freddie Mac Pool #G61733 3.00% 12/1/20471	4,499	3,936
	Freddie Mac Pool #G67709 3.50% 3/1/20481	11,566	10,479
	Freddie Mac Pool #ZT2265 4.00% 8/1/20481	849	788
	Freddie Mac Pool #G61628 3.50% 9/1/20481	273	247
	Freddie Mac Pool #Q58494 4.00% 9/1/20481	1,009	943
	Freddie Mac Pool #ZN4842 3.50% 4/1/20491	688	618
	Freddie Mac Pool #RA1369 3.50% 9/1/20491	1,721	1,543
	Freddie Mac Pool #SD7508 3.50% 10/1/20491	9,440	8,482
	Freddie Mac Pool #QA4673 3.00% 11/1/20491	25,882	22,609
	Freddie Mac Pool #QB1368 2.50% 7/1/20501	5,179	4,325
	Freddie Mac Pool #RA3384 3.00% 8/1/20501	370	319
	Freddie Mac Pool #RA3506 3.00% 9/1/20501	1,892	1,628
	Freddie Mac Pool #SD7525 2.50% 10/1/20501	6,520	5,445
	Freddie Mac Pool #QB8605 2.00% 2/1/20511	459	366
	Freddie Mac Pool #SD8128 2.00% 2/1/20511	105	82
	Freddie Mac Pool #SD8134 2.00% 3/1/20511	76,105	59,814
	Freddie Mac Pool #RA5288 2.00% 5/1/20511	1,346	1,069
	Freddie Mac Pool #RA5267 3.00% 5/1/20511	1,202	1,033
	Freddie Mac Pool #QC2817 2.50% 6/1/20511	2,538	2,108
	Freddie Mac Pool #SD7544 3.00% 7/1/20511	6,348	5,498
	Freddie Mac Pool #SD8160 2.00% 8/1/20511	834	655
	Freddie Mac Pool #RA5836 2.50% 9/1/20511	11,011	9,121
	Freddie Mac Pool #RA5901 3.00% 9/1/20511	1,149	988
	Freddie Mac Pool #SD2880 3.00% 10/1/20511	6,983	6,000
	Freddie Mac Pool #SD0734 3.00% 10/1/20511	1,959	1,693

137American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Pool #QD1841 2.00% 11/1/20511	USD2,516	$ 1,975
mortgage-backed	Freddie Mac Pool #SD1385 2.50% 11/1/20511	1,489	1,237
obligations	Freddie Mac Pool #RA6347 3.00% 11/1/20511	1,322	1,134
(continued)	Freddie Mac Pool #SD8182 2.00% 12/1/20511	865	678
	Freddie Mac Pool #QD3310 3.00% 12/1/20511	20	17
	Freddie Mac Pool #SD0855 2.50% 1/1/20521	2,822	2,314
	Freddie Mac Pool #SD0813 3.00% 1/1/20521	4,296	3,712
	Freddie Mac Pool #SD8193 2.00% 2/1/20521	881	690
	Freddie Mac Pool #QD7089 3.50% 2/1/20521	681	608
	Freddie Mac Pool #SD5343 2.00% 3/1/20521	2,486	1,950
	Freddie Mac Pool #SD8199 2.00% 3/1/20521	1,932	1,515
	Freddie Mac Pool #QD8010 2.00% 3/1/20521	997	782
	Freddie Mac Pool #QD8103 2.00% 3/1/20521	893	700
	Freddie Mac Pool #QD8820 2.00% 3/1/20521	179	140
	Freddie Mac Pool #SD8204 2.00% 4/1/20521	1,345	1,055
	Freddie Mac Pool #SD8214 3.50% 5/1/20521	15,182	13,452
	Freddie Mac Pool #QE4084 6.50% 6/1/20521	265	273
	Freddie Mac Pool #SD8225 3.00% 7/1/20521	6,974	5,942
	Freddie Mac Pool #QE5698 5.00% 7/1/20521	2,085	2,022
	Freddie Mac Pool #SD7556 3.00% 8/1/20521	613	528
	Freddie Mac Pool #QE8579 4.50% 8/1/20521	76	72
	Freddie Mac Pool #SD8242 3.00% 9/1/20521	4,312	3,671
	Freddie Mac Pool #QF0212 4.50% 9/1/20521	348	329
	Freddie Mac Pool #QF1205 4.50% 9/1/20521	291	274
	Freddie Mac Pool #QE9497 4.50% 9/1/20521	86	81
	Freddie Mac Pool #SD1608 4.50% 9/1/20521	51	48
	Freddie Mac Pool #SD2465 4.50% 10/1/20521	33	31
	Freddie Mac Pool #RA8059 5.50% 10/1/20521	6,552	6,483
	Freddie Mac Pool #SD1896 4.00% 11/1/20521	18,080	16,983
	Freddie Mac Pool #SD1894 4.00% 11/1/20521	6,190	5,810
	Freddie Mac Pool #SD8266 4.50% 11/1/20521	19,372	18,281
	Freddie Mac Pool #QF2926 5.00% 11/1/20521	3,630	3,516
	Freddie Mac Pool #QF2692 5.00% 11/1/20521	3,558	3,456
	Freddie Mac Pool #SD2948 5.50% 11/1/20521	2,243	2,218
	Freddie Mac Pool #QF2862 6.50% 11/1/20521	62	63
	Freddie Mac Pool #SD8280 6.50% 11/1/20521	45	46
	Freddie Mac Pool #SD2602 3.00% 12/1/20521	1,104	940
	Freddie Mac Pool #SD2065 4.00% 12/1/20521	1,061	973
	Freddie Mac Pool #RA8200 4.00% 12/1/20521	683	626
	Freddie Mac Pool #QF5671 4.50% 12/1/20521	12,410	11,721
	Freddie Mac Pool #SD8288 5.00% 1/1/20531	209	203
	Freddie Mac Pool #RA8423 6.00% 1/1/20531	3,547	3,571
	Freddie Mac Pool #SD8298 4.50% 2/1/20531	16,101	15,192
	Freddie Mac Pool #SD2462 5.50% 2/1/20531	45,430	44,966
	Freddie Mac Pool #RA8544 5.50% 2/1/20531	25,666	25,387
	Freddie Mac Pool #QF7144 5.50% 2/1/20531	4,839	4,788
	Freddie Mac Pool #QF8083 6.00% 2/1/20531	15,419	15,537
	Freddie Mac Pool #QF9463 4.00% 3/1/20531	2,747	2,516
	Freddie Mac Pool #SD2610 4.00% 3/1/20531	1,808	1,655
	Freddie Mac Pool #SD8305 4.00% 3/1/20531	81	74
	Freddie Mac Pool #SD8314 4.50% 4/1/20531	207	196
	Freddie Mac Pool #SD2716 5.00% 4/1/20531	4,920	4,762
	Freddie Mac Pool #QG1268 5.00% 4/1/20531	660	638
	Freddie Mac Pool #SD8315 5.00% 4/1/20531	588	569
	Freddie Mac Pool #SD8316 5.50% 4/1/20531	12,506	12,349
	Freddie Mac Pool #QG1023 5.50% 4/1/20531	4,437	4,388
	Freddie Mac Pool #QG2977 4.00% 5/1/20531	197	181
	Freddie Mac Pool #RA8647 4.50% 5/1/20531	35	33
	Freddie Mac Pool #SD8324 5.50% 5/1/20531	9,002	8,887
	Freddie Mac Pool #QG3365 5.50% 5/1/20531	4,625	4,568
	Freddie Mac Pool #SD3369 5.50% 5/1/20531	2,662	2,632

American Funds Insurance Series 138

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Pool #SD2861 6.00% 5/1/20531	USD17,803	$ 17,947
mortgage-backed	Freddie Mac Pool #QG5002 4.00% 6/1/20531	590	540
obligations	Freddie Mac Pool #SD8329 5.00% 6/1/20531	38,761	37,480
(continued)	Freddie Mac Pool #SD8331 5.50% 6/1/20531	21,484	21,200
	Freddie Mac Pool #SD3177 6.00% 6/1/20531	7,151	7,209
	Freddie Mac Pool #SD3083 6.00% 6/1/20531	3,298	3,316
	Freddie Mac Pool #RA9294 6.50% 6/1/20531	822	844
	Freddie Mac Pool #RA9292 6.50% 6/1/20531	720	736
	Freddie Mac Pool #RA9289 6.50% 6/1/20531	663	682
	Freddie Mac Pool #RA9288 6.50% 6/1/20531	638	658
	Freddie Mac Pool #RA9287 6.50% 6/1/20531	459	474
	Freddie Mac Pool #RA9290 6.50% 6/1/20531	336	345
	Freddie Mac Pool #RA9291 6.50% 6/1/20531	247	253
	Freddie Mac Pool #RA9295 6.50% 6/1/20531	180	186
	Freddie Mac Pool #QG7153 4.00% 7/1/20531	5,319	4,871
	Freddie Mac Pool #QG6067 4.00% 7/1/20531	550	504
	Freddie Mac Pool #QG7958 4.00% 7/1/20531	67	61
	Freddie Mac Pool #SD8341 5.00% 7/1/20531	274	265
	Freddie Mac Pool #SD8342 5.50% 7/1/20531	47,489	46,871
	Freddie Mac Pool #SD3386 5.50% 7/1/20531	7,915	7,827
	Freddie Mac Pool #QG7411 5.50% 7/1/20531	593	586
	Freddie Mac Pool #RA9474 6.00% 7/1/20531	9,108	9,176
	Freddie Mac Pool #SD3434 6.00% 7/1/20531	3,258	3,280
	Freddie Mac Pool #QG8958 4.00% 8/1/20531	489	448
	Freddie Mac Pool #QG9629 4.00% 8/1/20531	403	369
	Freddie Mac Pool #SD4999 5.00% 8/1/20531	8,063	7,800
	Freddie Mac Pool #QG9084 5.50% 8/1/20531	2,538	2,510
	Freddie Mac Pool #QG9008 5.50% 8/1/20531	2,211	2,188
	Freddie Mac Pool #QG9628 5.50% 8/1/20531	2,179	2,153
	Freddie Mac Pool #QG9141 5.50% 8/1/20531	1,660	1,642
	Freddie Mac Pool #SD3639 6.00% 8/1/20531	11,804	11,894
	Freddie Mac Pool #SD8362 5.50% 9/1/20531	8,399	8,288
	Freddie Mac Pool #QH0474 6.00% 9/1/20531	27,055	27,213
	Freddie Mac Pool #QH1059 6.00% 9/1/20531	22,225	22,371
	Freddie Mac Pool #QH1296 6.00% 9/1/20531	16,546	16,644
	Freddie Mac Pool #QH0851 6.00% 9/1/20531	15,255	15,335
	Freddie Mac Pool #RA9854 6.00% 9/1/20531	4,613	4,658
	Freddie Mac Pool #SD3825 6.50% 9/1/20531	243,270	248,213
	Freddie Mac Pool #SD8379 4.00% 10/1/20531	5,588	5,116
	Freddie Mac Pool #SD4997 5.00% 10/1/20531	858	830
	Freddie Mac Pool #SD8367 5.50% 10/1/20531	19,268	19,013
	Freddie Mac Pool #SD8368 6.00% 10/1/20531	28,542	28,638
	Freddie Mac Pool #SD8369 6.50% 10/1/20531	4,797	4,886
	Freddie Mac Pool #SD4977 5.00% 11/1/20531	6,170	5,966
	Freddie Mac Pool #SD4571 5.50% 11/1/20531	19,403	19,182
	Freddie Mac Pool #SD8372 5.50% 11/1/20531	4,022	3,969
	Freddie Mac Pool #SD8373 6.00% 11/1/20531	7,136	7,160
	Freddie Mac Pool #QH5936 6.00% 12/1/20531	6,766	6,815
	Freddie Mac Pool #RJ0440 6.00% 12/1/20531	6,068	6,109
	Freddie Mac Pool #SD5500 2.00% 1/1/20541	1,991	1,562
	Freddie Mac Pool #SD8406 4.00% 1/1/20541	2,631	2,408
	Freddie Mac Pool #SD8395 5.50% 1/1/20541	5,263	5,193
	Freddie Mac Pool #SD8396 6.00% 1/1/20541	12,815	12,858
	Freddie Mac Pool #SD4975 6.00% 2/1/20541	18,425	18,510
	Freddie Mac Pool #QI0006 6.00% 2/1/20541	5,342	5,365
	Freddie Mac Pool #SD4897 6.00% 2/1/20541	4,321	4,350
	Freddie Mac Pool #SD8402 6.00% 2/1/20541	3,985	3,998
	Freddie Mac Pool #SD4966 6.50% 2/1/20541	5,925	6,058
	Freddie Mac Pool #SD8408 5.50% 3/1/20541	7,691	7,588
	Freddie Mac Pool #SD8420 5.50% 4/1/20541	26,381	26,028
	Freddie Mac Pool #RJ1216 5.50% 4/1/20541	2,770	2,742

139American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Pool #RJ1215 5.50% 4/1/20541	USD2,095	$ 2,068
mortgage-backed	Freddie Mac Pool #RJ1435 6.00% 4/1/20541	9,850	9,903
obligations	Freddie Mac Pool #SD5303 6.00% 4/1/20541	9,105	9,165
(continued)	Freddie Mac Pool #QI2895 6.00% 4/1/20541	4,262	4,289
	Freddie Mac Pool #RJ1346 6.00% 4/1/20541	2,468	2,486
	Freddie Mac Pool #RJ1417 5.50% 5/1/20541	39,926	39,516
	Freddie Mac Pool #RJ1512 5.50% 5/1/20541	4,951	4,907
	Freddie Mac Pool #RJ1447 6.50% 5/1/20541	7,410	7,575
	Freddie Mac Pool #SD8435 4.00% 6/1/20541	1,413	1,293
	Freddie Mac Pool #RJ1857 5.50% 6/1/20541	2,876	2,845
	Freddie Mac Pool #RJ1768 5.50% 6/1/20541	1,030	1,020
	Freddie Mac Pool #RJ1859 6.00% 6/1/20541	27,740	27,946
	Freddie Mac Pool #SD8447 6.00% 7/1/20541	7,240	7,263
	Freddie Mac, Series 3061, Class PN, 5.50% 11/15/20351	44	45
	Freddie Mac, Series 3318, Class JT, 5.50% 5/15/20371	108	111
	Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/20331,2	3,461	3,372
	Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/20361	101	85
	Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/20361	90	76
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
	3.50% 8/25/20571	6,679	6,292
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA,
	3.50% 8/25/20581	1,595	1,482
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1,
	3.50% 5/25/20321	8,842	8,327
	Government National Mortgage Assn. 3.00% 7/1/20541,5	411	358
	Government National Mortgage Assn. 3.50% 7/1/20541,5	9,355	8,400
	Government National Mortgage Assn. 4.00% 7/1/20541,5	4,000	3,697
	Government National Mortgage Assn. 5.00% 7/1/20541,5	135	131
	Government National Mortgage Assn. 5.50% 7/1/20541,5	55,605	55,174
	Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/20491	10,369	9,689
	Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/20491	28	28
	Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/20491	4,284	4,129
	Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/20501	9,594	8,690
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/20501	2,100	1,703
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/20501	3,647	2,957
	Government National Mortgage Assn. Pool #785607 2.50% 8/20/20511	8,575	7,154
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/20511	3,140	2,603
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/20511	3,113	2,587
	Government National Mortgage Assn. Pool #785813 2.50% 12/20/20511	4,805	3,991
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/20521	4,431	3,727
	Government National Mortgage Assn. Pool #785998 2.50% 3/20/20521	3,655	3,042
	Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/20521	5,402	4,715
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/20521	23,629	21,224
	Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/20521	8,376	7,743
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/20521	3,690	3,412
	Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/20531	3,722	3,545
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/20531	12,935	12,304
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/20531	3,434	3,346
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/20531	8,264	7,861
	Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/20531	13,509	12,848
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/20631	1,502	1,119
	Uniform Mortgage-Backed Security 2.00% 7/1/20391,5	5,845	5,137
	Uniform Mortgage-Backed Security 2.50% 7/1/20391,5	7,545	6,814
	Uniform Mortgage-Backed Security 2.00% 7/1/20541,5	13,940	10,905
	Uniform Mortgage-Backed Security 2.50% 7/1/20541,5	209,674	171,236
	Uniform Mortgage-Backed Security 3.50% 7/1/20541,5	15,739	13,931
	Uniform Mortgage-Backed Security 4.00% 7/1/20541,5	50,073	45,823
	Uniform Mortgage-Backed Security 4.50% 7/1/20541,5	37,011	34,896
	Uniform Mortgage-Backed Security 5.00% 7/1/20541,5	7,260	7,017
	Uniform Mortgage-Backed Security 5.50% 7/1/20541,5	107,576	106,109
	Uniform Mortgage-Backed Security 6.00% 7/1/20541,5	187,140	187,689

American Funds Insurance Series 140

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Uniform Mortgage-Backed Security 6.50% 7/1/20541,5	USD319,675	$ 325,394
mortgage-backed	Uniform Mortgage-Backed Security 7.00% 7/1/20541,5	11,885	12,225
obligations	Uniform Mortgage-Backed Security 3.00% 8/1/20541,5	43,389	36,949
(continued)	Uniform Mortgage-Backed Security 3.50% 8/1/20541,5	51,000	45,151
	Uniform Mortgage-Backed Security 4.50% 8/1/20541,5	13,000	12,260
	Uniform Mortgage-Backed Security 6.00% 8/1/20541,5	245,428	246,032
	Uniform Mortgage-Backed Security 6.50% 8/1/20541,5	28,774	29,271
	Uniform Mortgage-Backed Security 7.00% 8/1/20541,5	78,970	81,176
			4,103,585

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/20481,2,6	2,174	1,872
mortgage-backed	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/20551,6	97	90
obligations (privately	Arroyo Mortgage Trust, Series 2022-1, Class A1A,
originated)	2.495% 12/25/2056 (3.495% on 2/25/2026)1,6,7	4,897	4,565
2.28%	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/20591,2,6	727	662
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/20591,2,6	379	364
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/20611,6	4,319	3,857
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/20331,2,6	315	309
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/20611,2,6	5,846	5,421
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/20601,2,6	169	153
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/20661,2,6	1,292	1,110
	Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1,
	(30-day Average USD-SOFR + 2.75%) 8.085% 5/25/20421,2,6	236	242
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1,
	(30-day Average USD-SOFR + 2.40%) 7.735% 12/25/20421,2,6	571	589
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1,
	(30-day Average USD-SOFR + 2.30%) 7.635% 5/25/20431,2,6	2,975	3,059
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1,
	(30-day Average USD-SOFR + 1.90%) 7.235% 6/25/20431,2,6	1,978	2,003
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1,
	(30-day Average USD-SOFR + 1.70%) 7.035% 7/25/20431,2,6	1,087	1,098
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1,
	(30-day Average USD-SOFR + 1.05%) 6.385% 1/25/20441,2,6	5,196	5,203
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2,
	(30-day Average USD-SOFR + 1.80%) 7.135% 1/25/20441,2,6	507	515
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1,
	(30-day Average USD-SOFR + 1.10%) 6.435% 2/25/20441,2,6	572	572
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2,
	(30-day Average USD-SOFR + 1.80%) 7.135% 2/25/20441,2,6	1,053	1,065
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1,
	(30-day Average USD-SOFR + 1.10%) 6.424% 5/25/20441,2,6	4,830	4,835
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/20371,6	1,420	1,344
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A,
	2.00% 3/25/20691,6	1,897	2,078
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1,
	2.00% 6/25/20691,6	2,459	2,668
	Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/20511,2,6	1,835	1,462
	Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/20511,2,6	2,015	1,603
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3,
	Class M1A, (30-day Average USD-SOFR + 2.00%) 7.335% 4/25/20421,2,6	1,037	1,053
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4,
	Class M1A, (30-day Average USD-SOFR + 2.20%) 7.535% 5/25/20421,2,6	50	51
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5,
	Class M1A, (30-day Average USD-SOFR + 2.95%) 8.285% 6/25/20421,2,6	191	196
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6,
	Class M1A, (30-day Average USD-SOFR + 2.15%) 7.485% 9/25/20421,2,6	375	380
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6,
	Class M1B, (30-day Average USD-SOFR + 3.70%) 9.035% 9/25/20421,2,6	1,519	1,619

141American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Collateralized	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1,
mortgage-backed	(30-day Average USD-SOFR + 1.35%) 6.685% 2/25/20441,2,6	USD5,172	$ 5,194
obligations (privately	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1,
originated)	(30-day Average USD-SOFR + 1.20%) 6.535% 5/25/20441,2,6	17,714	17,754
(continued)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2,
	(30-day Average USD-SOFR + 1.964%) 7.30% 2/25/20501,2,6	1,975	1,994
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1,
	(30-day Average USD-SOFR + 6.114%) 11.45% 8/25/20501,2,6	756	869
	GCAT Trust, Series 2024-NQM2, Class A1,
	6.085% 6/25/2059 (7.359% on 5/1/2028)1,6,7	6,435	6,446
	GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/20661,2,6	2,041	1,800
	GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1,
	3.75% 7/25/2061 (4.75% on 2/1/2028)1,6,7	2,256	2,138
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/20261,6	4,947	4,546
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1,
	4.00% 2/25/2061 (7.00% on 4/25/2025)1,6,7	2,823	2,759
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1,
	4.75% 4/25/2061 (5.75% on 4/25/2025)1,6,7	709	696
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1,
	2.25% 7/25/2067 (5.25% on 11/25/2024)1,6,7	2,185	2,129
	Mello Warehouse Securitization Trust, Series 2021-3, Class A,
	(3-month USD CME Term SOFR + 0.965%) 6.31% 11/25/20551,2,6	16,160	16,158
	MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/20601,2,6	2,419	2,139
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1,
	3.564% 3/25/20531,2,6	2,947	2,860
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1,
	5.988% 3/25/2028 (6.988% on 3/1/2028)1,6,7	9,097	9,099
	Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1,
	3.601% 4/25/20531,2,6	2,265	2,176
	Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1,
	6.067% 1/25/2064 (7.067% on 2/1/2028)1,6,7	4,496	4,492
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1,
	6.243% 3/25/2064 (7.243% on 4/1/2028)1,6,7	9,882	9,931
	Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1,
	6.18% 5/25/2064 (7.18% on 6/1/2028)1,6,7	9,090	9,109
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1,
	6.233% 5/25/2064 (7.233% on 5/1/2028)1,6,7	23,364	23,488
	PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/20561,2,6	1,456	1,230
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/20391,6	1,112	1,048
	Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/20411,6	11,545	10,632
	Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/20411,6	2,277	2,087
	Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/20411,2,6	1,044	942
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/20411,6	7,109	6,406
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A,
	1.259% 11/25/20311,2,6	770	756
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/20601,6	8,680	7,700
	Treehouse Park Improvement Association No.1 9.75% 12/1/20336,8	1,680	1,642
	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/20381,6	5,027	4,669
	Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/20401,6	8,586	8,387
	Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/20401,6	1,817	1,792
	Verus Securitization Trust, Series 2024-3, Class A1,
	6.338% 4/25/2069 (7.338% on 4/1/2028)1,6,7	22,413	22,533
	Verus Securitization Trust, Series 2024-4, Class A1,
	6.218% 6/25/2069 (7.218% on 5/1/2028)1,6,7	8,382	8,419
			254,058

American Funds Insurance Series 142

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Commercial	AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/20401,6	USD389	$ 369
mortgage-backed	ARES Commercial Mortgage Trust., Series 24-IND, Class A,
securities	(1-month USD CME Term SOFR + 1.69%) 7.012% 7/15/20411,2,6	1,251	1,251
2.26%	Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/20521	770	725
	Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/20521	100	93
	Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.559% 9/15/20561,2	684	726
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/20561,2	500	528
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/20611	205	194
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/20611	126	119
	Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/20611,2	2,444	2,346
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/20611	1,018	895
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/20631	295	252
	Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/20521	2,541	2,389
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/20531,2	781	750
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/20571	3,361	3,454
	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A,
	(1-month USD CME Term SOFR + 1.77%) 7.098% 5/15/20391,2,6	8,575	8,577
	BPR Trust, Series 2022-OANA, Class A,
	(1-month USD CME Term SOFR + 1.898%) 7.227% 4/15/20371,2,6	3,822	3,828
	BX Trust, Series 2022-CSMO, Class A,
	(1-month USD CME Term SOFR + 2.115%) 7.444% 6/15/20271,2,6	8,476	8,507
	BX Trust, Series 2024-KING, Class A,
	(1-month USD CME Term SOFR + 1.541%) 6.87% 5/15/20341,2,6	2,212	2,217
	BX Trust, Series 2021-VOLT, Class A,
	(1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/20361,2,6	14,727	14,554
	BX Trust, Series 2021-VOLT, Class B,
	(1-month USD CME Term SOFR + 1.064%) 6.393% 9/15/20361,2,6	570	562
	BX Trust, Series 2021-ARIA, Class A,
	(1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/20361,2,6	5,292	5,230
	BX Trust, Series 2021-ARIA, Class B,
	(1-month USD CME Term SOFR + 1.411%) 6.74% 10/15/20361,2,6	995	982
	BX Trust, Series 2021-ARIA, Class C,
	(1-month USD CME Term SOFR + 1.76%) 7.089% 10/15/20361,2,6	996	980
	BX Trust, Series 2021-RISE, Class A,
	(1-month USD CME Term SOFR + 0.862%) 6.191% 11/15/20361,2,6	11,575	11,446
	BX Trust, Series 2022-IND, Class A,
	(1-month USD CME Term SOFR + 1.491%) 6.82% 4/15/20371,2,6	4,318	4,310
	BX Trust, Series 2021-SOAR, Class A,
	(1-month USD CME Term SOFR + 0.784%) 6.113% 6/15/20381,2,6	3,304	3,269
	BX Trust, Series 2021-SOAR, Class B,
	(1-month USD CME Term SOFR + 0.984%) 6.313% 6/15/20381,2,6	382	378
	BX Trust, Series 2021-SOAR, Class C,
	(1-month USD CME Term SOFR + 1.214%) 6.543% 6/15/20381,2,6	259	255
	BX Trust, Series 2021-SOAR, Class D,
	(1-month USD CME Term SOFR + 1.514%) 6.843% 6/15/20381,2,6	654	646
	BX Trust, Series 2021-ACNT, Class A,
	(1-month USD CME Term SOFR + 0.964%) 6.293% 11/15/20381,2,6	9,412	9,308
	BX Trust, Series 2021-ACNT, Class B,
	(1-month USD CME Term SOFR + 1.364%) 6.693% 11/15/20381,2,6	320	316
	BX Trust, Series 2021-ACNT, Class C,
	(1-month USD CME Term SOFR + 1.614%) 6.943% 11/15/20381,2,6	94	93
	BX Trust, Series 2021-ACNT, Class D,
	(1-month USD CME Term SOFR + 1.964%) 7.293% 11/15/20381,2,6	142	141
	BX Trust, Series 2022-AHP, Class A,
	(1-month USD CME Term SOFR + 0.99%) 6.319% 2/15/20391,2,6	8,600	8,505
	BX Trust, Series 2022-GPA, Class A,
	(1-month USD CME Term SOFR + 2.165%) 7.499% 10/15/20391,2,6	3,151	3,157
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A,
	6.015% 10/12/20401,2,6	19,044	19,089
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5,
	3.616% 2/10/20491	610	585

143American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Commercial	CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/20571	USD1,137	$ 1,124
mortgage-backed	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/20431,2,6	8,924	9,065
securities	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/20401,6	966	991
(continued)	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/20401,6	1,121	1,147
	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/20401,2,6	862	882
	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM,
	3.539% 5/10/20491	200	189
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/20391,2,6	26,878	26,925
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/20391,2,6	24,421	24,463
	Extended Stay America Trust, Series 2021-ESH, Class A,
	(1-month USD CME Term SOFR + 1.194%) 6.523% 7/15/20381,2,6	2,614	2,606
	Extended Stay America Trust, Series 2021-ESH, Class B,
	(1-month USD CME Term SOFR + 1.494%) 6.823% 7/15/20381,2,6	596	595
	Extended Stay America Trust, Series 2021-ESH, Class C,
	(1-month USD CME Term SOFR + 1.814%) 7.143% 7/15/20381,2,6	813	812
	Extended Stay America Trust, Series 2021-ESH, Class D,
	(1-month USD CME Term SOFR + 2.364%) 7.693% 7/15/20381,2,6	623	623
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/20561	2,432	2,445
	Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A,
	3.144% 12/10/20361,6	449	443
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/20391,6	1,212	1,252
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/20401,6	1,897	1,551
	GS Mortgage Securities Trust., Series 2024-70P, Class A, 5.487% 3/10/20411,2,6	10,443	10,227
	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/20501	400	373
	GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/20521	100	94
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/20531	1,536	1,307
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/20391,2,6	1,478	1,477
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5,
	3.694% 3/15/20501	640	604
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5,
	3.409% 10/15/20501	240	224
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A,
	3.024% 1/5/20391,6	6,854	6,132
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4,
	3.648% 12/15/20491,2	2,040	1,929
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A,
	(1-month USD CME Term SOFR + 0.915%) 6.244% 4/15/20381,2,6	129	128
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4,
	3.306% 4/15/20481	410	401
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4,
	3.72% 12/15/20491	245	235
	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/20481	730	696
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
	(1-month USD CME Term SOFR + 1.392%) 6.72% 5/15/20391,2,6	3,848	3,835
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/20411,6	4,065	3,324
	SREIT Trust, Series 2021-FLWR, Class A,
	(1-month USD CME Term SOFR + 0.691%) 6.02% 7/15/20361,2,6	9,351	9,234
	SREIT Trust, Series 2021-FLWR, Class B,
	(1-month USD CME Term SOFR + 1.04%) 6.369% 7/15/20361,2,6	1,000	985
	SREIT Trust, Series 2021-MFP, Class A,
	(1-month USD CME Term SOFR + 0.845%) 6.174% 11/15/20381,2,6	8,362	8,289
	SREIT Trust, Series 2021-MFP, Class B,
	(1-month USD CME Term SOFR + 1.194%) 6.523% 11/15/20381,2,6	252	248
	SREIT Trust, Series 2021-MFP, Class C,
	(1-month USD CME Term SOFR + 1.443%) 6.772% 11/15/20381,2,6	135	133
	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4,
	3.789% 9/15/20481	2,373	2,318

American Funds Insurance Series 144

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Commercial	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5,
mortgage-backed	3.794% 12/15/20491	USD2,550	$2,444
securities	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4,
(continued)	3.146% 12/15/20521	1,019	911
	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4,
	3.631% 1/15/20601	205	196
			251,883

	Total mortgage-backed obligations		4,609,526
Corporate bonds, notes & loans 30.52%

Financials	AerCap Ireland Capital DAC 1.65% 10/29/2024	1,568	1,547
9.69%	AerCap Ireland Capital DAC 6.50% 7/15/2025	1,798	1,812
	AerCap Ireland Capital DAC 1.75% 1/30/2026	2,841	2,677
	AerCap Ireland Capital DAC 2.45% 10/29/2026	10,289	9,601
	AerCap Ireland Capital DAC 6.45% 4/15/2027	3,994	4,087
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)6,7	1,597	1,649
	AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)6,7	1,995	1,983
	Ally Financial, Inc. 5.125% 9/30/2024	1,500	1,496
	Ally Financial, Inc. 8.00% 11/1/2031	6,872	7,594
	Alpha Bank SA 6.875% 6/27/2029
	(1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)7	EUR2,640	3,057
	Alpha Bank SA 5.00% 5/12/2030
	(1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)7	3,025	3,252
	American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)7	USD604	610
	American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)7	359	383
	American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)7	4,565	4,466
	American International Group, Inc. 5.125% 3/27/2033	2,749	2,709
	Aon Corp. 5.35% 2/28/2033	1,083	1,076
	Aon North America, Inc. 5.15% 3/1/2029	3,015	3,008
	Aon North America, Inc. 5.30% 3/1/2031	1,005	1,003
	Aon North America, Inc. 5.45% 3/1/2034	2,550	2,540
	Aon North America, Inc. 5.75% 3/1/2054	1,163	1,138
	Banco Santander, SA 5.147% 8/18/2025	4,000	3,970
	Banco Santander, SA 1.722% 9/14/2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)7	1,400	1,284
	Bank of America Corp. 1.53% 12/6/2025
	(USD-SOFR + 0.65% on 12/6/2024)7	1,970	1,933
	Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)7	4,295	4,010
	Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)7	2,635	2,573
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)7	4,758	4,752
	Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)7	2,773	2,461
	Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)7	4,291	4,382
	Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)7	4,902	4,240
	Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)7	257	212
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)7	20,927	17,128
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)7	36,155	29,609
	Bank of Ireland Group PLC 6.253% 9/16/2026
	(1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)6,7	4,850	4,876
	Bank of New York Mellon Corp. 4.975% 3/14/2030
	(USD-SOFR + 1.085% on 3/14/2029)7	1,858	1,847
	Bank of New York Mellon Corp.
	5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)7	2,378	2,348
	Bank of Nova Scotia (The) 5.25% 6/12/2028	1,370	1,377
	Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY300,000	1,864
	Block, Inc. 2.75% 6/1/2026	USD1,975	1,867
	Block, Inc. 3.50% 6/1/2031	825	712
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)6,7	13,134	12,214
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)6,7	3,594	3,138
	BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)6,7	7,416	7,389

145American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	BPCE SA 5.15% 7/21/20246	USD5,481	$ 5,476
(continued)	BPCE SA 1.625% 1/14/20256	2,980	2,915
	BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)6,7	4,729	4,476
	BPCE SA 0.895% 12/14/2026	JPY100,000	620
	BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)6,7	USD2,150	2,152
	BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)6,7	5,000	5,186
	BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)6,7	6,195	6,141
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)6,7	4,503	4,487
	BPCE SA 5.716% 1/18/2030
	(1-year UST Yield Curve Rate T Note Constant Maturity +
	1.959% on 1/18/2029)6,7	1,285	1,283
	CaixaBank, SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026)6,7	980	999
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)6,7	1,952	1,984
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)6,7	9,440	9,404
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)6,7	1,900	2,008
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)6,7	3,953	3,964
	Canadian Imperial Bank of Commerce 5.237% 6/28/2027	2,650	2,647
	Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)7	2,430	2,409
	Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)7	515	513
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)7	4,352	4,374
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)7	1,204	1,236
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)7	3,985	4,010
	Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)7	2,445	2,478
	Charles Schwab Corp. (The)
	6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)7	2,180	2,268
	Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)7	1,776	1,812
	Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)7	4,795	4,995
	China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	526	438
	Chubb INA Holdings, LLC 3.35% 5/3/2026	2,020	1,956
	Chubb INA Holdings, LLC 5.00% 3/15/2034	2,875	2,848
	Chubb INA Holdings, LLC 4.35% 11/3/2045	2,015	1,741
	Citibank, NA 5.803% 9/29/2028	4,100	4,213
	Citigroup, Inc. 4.60% 3/9/2026	1,800	1,772
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)7	10,629	10,569
	Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)7	2,714	2,418
	Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)7	42	35
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)7	990	841
	Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)7	3,090	2,754
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)7	140	142
	Citizens Financial Group, Inc. 5.841% 1/23/2030
	(USD-SOFR + 2.01% on 1/23/2029)7	11,170	11,137
	Citizens Financial Group, Inc. 6.645% 4/25/2035
	(USD-SOFR + 2.325% on 4/25/2034)7	1,733	1,792
	Corebridge Financial, Inc. 3.65% 4/5/2027	3,913	3,746
	Corebridge Financial, Inc. 3.85% 4/5/2029	3,534	3,314
	Corebridge Financial, Inc. 3.90% 4/5/2032	3,964	3,550
	Corebridge Financial, Inc. 4.35% 4/5/2042	361	298
	Corebridge Financial, Inc. 4.40% 4/5/2052	415	327
	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)6,7	4,450	4,284
	Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)6,7	2,450	2,285
	Danske Bank AS 1.549% 9/10/2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)6,7	2,990	2,747
	Danske Bank AS 4.298% 4/1/2028
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)6,7	2,975	2,881
	Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)7	3,673	3,642
	Deutsche Bank AG 4.10% 1/13/2026	7,305	7,148
	Deutsche Bank AG 4.10% 1/13/2026	857	842
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)7	27,047	25,676
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)7	17,595	16,275
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)7	8,853	9,140
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)7	4,775	4,968

American Funds Insurance Series 146

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)7	USD4,550	$ 4,007
(continued)	Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)7	3,235	2,729
	DNB Bank ASA 1.535% 5/25/2027
	(5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)6,7	1,200	1,113
	Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026)7	EUR1,845	1,906
	Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027)7	4,230	4,292
	Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028)7	3,855	4,491
	Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)7	12,035	13,596
	Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)7	100	108
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)7	USD205	210
	Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)7	8,660	8,588
	Five Corners Funding Trust III 5.791% 2/15/20336	942	959
	Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)7	3,030	2,828
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)7	13,275	12,196
	Goldman Sachs Group, Inc. 1.948% 10/21/2027
	(USD-SOFR + 0.913% on 10/21/2026)7	12,997	12,005
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)7	3,703	3,455
	Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)7	5,534	5,293
	Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)7	5,114	4,999
	Goldman Sachs Group, Inc.
	3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)7	7,324	6,951
	Goldman Sachs Group, Inc. 6.484% 10/24/2029
	(USD-SOFR + 1.77% on 10/24/2028)7	1,950	2,036
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)7	28,930	29,450
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)7	10,662	9,109
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)7	9,975	10,222
	Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)7	3,160	2,221
	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)7	14,232	12,514
	HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)7	5,250	4,395
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)7	4,463	3,713
	HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)7	2,000	2,012
	ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)7	1,680	1,699
	ING Groep NV 6.114% 9/11/2034 (USD-SOFR + 1.85% on 9/11/2033)7	840	867
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	1,091	1,098
	Intesa Sanpaolo SpA 3.25% 9/23/20246	770	765
	Intesa Sanpaolo SpA 5.71% 1/15/20266	15,400	15,261
	Intesa Sanpaolo SpA 3.875% 7/14/20276	6,250	5,921
	Intesa Sanpaolo SpA 3.875% 1/12/20286	1,986	1,863
	Intesa Sanpaolo SpA 7.778% 6/20/2054
	(1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)6,7	5,100	5,333
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/20326	705	645
	JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)7	2,435	2,390
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)7	3,272	3,229
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)7	323	301
	JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)7	1,400	1,425
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)7	20,786	20,677
	JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)7	6,538	6,159
	JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)7	3,355	3,383
	JPMorgan Chase & Co. 4.203% 7/23/2029
	(3-month USD CME Term SOFR + 1.522% on 7/23/2028)7	11,980	11,532
	JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)7	2,240	2,248
	JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)7	14,663	14,553
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)7	6,480	6,584
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)7	5,031	4,094
	JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)7	5,313	4,426
	JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)7	553	472
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)7	1,874	1,867
	JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)7	3,741	3,970
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)7	2,100	2,155
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)7	2,415	2,255

147American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	KBC Groep NV 5.796% 1/19/2029
(continued)	(1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)6,7	USD1,375	$ 1,385
	KBC Groep NV 6.324% 9/21/2034
	(1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)6,7	5,875	6,103
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/20316	4,683	4,727
	Lloyds Banking Group PLC 2.438% 2/5/2026
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)7	2,675	2,621
	Lloyds Banking Group PLC 5.985% 8/7/2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)7	1,625	1,635
	Lloyds Banking Group PLC 5.462% 1/5/2028
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)7	200	200
	Lloyds Banking Group PLC 5.871% 3/6/2029
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)7	2,705	2,744
	Lloyds Banking Group PLC 5.679% 1/5/2035
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)7	810	807
	M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)7	3,750	3,947
	M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)7	5,900	5,463
	Marsh & McLennan Companies, Inc. 5.40% 9/15/2033	490	500
	MetLife Capital Trust IV, junior subordinated,
	7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)6,7,9	1,405	1,508
	MetLife, Inc. 3.60% 11/13/2025	3,490	3,414
	MetLife, Inc. 5.375% 7/15/2033	1,279	1,290
	Metropolitan Life Global Funding I 5.40% 9/12/20286	840	854
	Metropolitan Life Global Funding I 4.85% 1/8/20296	2,050	2,034
	Metropolitan Life Global Funding I 5.15% 3/28/20336	619	612
	Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)7	2,960	2,919
	Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)7	6,200	5,739
	Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)7	2,225	2,049
	Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)7	1,430	1,439
	Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033
	(1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)7	763	752
	Mizuho Financial Group, Inc. 1.554% 7/9/2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)7	1,367	1,266
	Mizuho Financial Group, Inc. 5.778% 7/6/2029
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)7	1,701	1,724
	Mizuho Financial Group, Inc. 5.376% 5/26/2030
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029)7	2,020	2,019
	Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)7	2,300	2,296
	Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)7	13,336	12,331
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)7	21,869	21,803
	Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)7	4,600	4,590
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)7	22,087	22,466
	Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)7	3,031	2,434
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)7	11,313	11,260
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)7	19,472	19,968
	Morgan Stanley Bank, N.A. 5.882% 10/30/2026	2,775	2,810
	MSCI, Inc. 3.25% 8/15/20336	695	575
	NatWest Group PLC 5.847% 3/2/2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)7	3,555	3,565
	NatWest Group PLC 5.583% 3/1/2028
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)7	2,170	2,173
	NatWest Group PLC 6.016% 3/2/2034
	(1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 3/2/2033)7	1,140	1,166
	Navient Corp. 6.75% 6/25/2025	425	425
	Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/20286	2,090	2,077
	OneMain Finance Corp. 7.125% 3/15/2026	250	254
	Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027)7	EUR355	407

American Funds Insurance Series 148

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)7	EUR1,135	$ 1,303
(continued)	PNC Financial Services Group, Inc. 5.582% 6/12/2029
	(USD-SOFR + 1.841% on 6/12/2028)7	USD4,594	4,646
	PNC Financial Services Group, Inc. 6.875% 10/20/2034
	(USD-SOFR + 2.284% on 10/20/2033)7	12,265	13,373
	PNC Financial Services Group, Inc. 5.676% 1/22/2035
	(USD-SOFR + 1.902% on 1/22/2034)7	635	639
	Royal Bank of Canada 4.90% 1/12/2028	360	357
	Royal Bank of Canada 4.95% 2/1/2029	1,360	1,354
	Royal Bank of Canada 5.00% 2/1/2033	3,591	3,541
	Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)7	5,100	5,197
	Santander Holdings USA, Inc. 6.174% 1/9/2030 (USD-SOFR + 2.50% on 1/9/2029)7	4,100	4,133
	Standard Chartered PLC 5.905% 5/14/2035
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034)6,7	546	542
	State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)7	1,640	1,521
	State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)7	6,337	6,265
	Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	1,429	1,442
	Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	1,100	1,020
	Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,045	1,068
	Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	373	383
	Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/20286	1,400	1,428
	SVB Financial Group 4.70% junior subordinated perpetual bonds
	(5-year UST Yield Curve Rate T Note Constant Maturity +
	3.064% on 11/15/2031)7,10	1,530	8
	Swedbank AB 6.136% 9/12/20266	2,100	2,136
	Synchrony Financial 2.875% 10/28/2031	3,385	2,716
	Toronto-Dominion Bank (The) 5.523% 7/17/2028	1,855	1,879
	Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)7	1,370	1,380
	Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)7	2,605	2,556
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)7	2,396	2,545
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)7	1,741	1,737
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)7	1,586	1,599
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)7	2,440	2,430
	U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)7	2,115	2,070
	U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)7	7,300	7,321
	U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)7	3,119	2,958
	U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)7	1,712	1,737
	U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)7	3,030	3,043
	UBS AG 7.50% 2/15/2028	2,445	2,617
	UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)6,7	850	844
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)6,7	7,609	7,355
	UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)6,7	11,200	10,451
	UBS Group AG 1.494% 8/10/2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)6,7	6,623	6,078
	UBS Group AG 5.428% 2/8/2030
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)6,7	17,490	17,459
	UBS Group AG 5.617% 9/13/2030
	(1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)6,7	14,459	14,525
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)6,7	9,636	8,999
	UBS Group AG 2.095% 2/11/2032
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)6,7	1,392	1,119
	UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)6,7	7,869	6,715
	UBS Group AG 2.746% 2/11/2033
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)6,7	4,038	3,301
	UBS Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)6,7	9,662	10,144
	UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)6,7	5,000	6,030
	UBS Group AG 5.699% 2/8/2035
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)6,7	1,250	1,249
	UniCredit SpA 4.625% 4/12/20276	1,395	1,361
	Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	435
	Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)7	3,524	3,472

149American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)7	USD6,615	$6,311
(continued)	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)7	5,650	5,700
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)7	1,003	924
	Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)7	13,490	13,307
	Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)7	2,545	2,569
	Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)7	10,406	10,291
	Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)7	188	188
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)7	4,062	4,332
	Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)7	3,133	3,123
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)7	5,719	4,891
	Willis North America, Inc. 4.65% 6/15/2027	930	914
	Willis North America, Inc. 5.90% 3/5/2054	270	262

			1,079,704

Health care	AbbVie, Inc. 5.05% 3/15/2034	18,501	18,454
4.79%	AbbVie, Inc. 5.35% 3/15/2044	800	791
	AbbVie, Inc. 5.40% 3/15/2054	15,770	15,605
	AbbVie, Inc. 5.50% 3/15/2064	550	543
	Amgen, Inc. 5.507% 3/2/2026	725	725
	Amgen, Inc. 5.15% 3/2/2028	5,326	5,326
	Amgen, Inc. 4.05% 8/18/2029	7,429	7,108
	Amgen, Inc. 2.45% 2/21/2030	5,131	4,476
	Amgen, Inc. 5.25% 3/2/2030	2,854	2,876
	Amgen, Inc. 4.20% 3/1/2033	8,502	7,881
	Amgen, Inc. 5.25% 3/2/2033	20,793	20,743
	Amgen, Inc. 4.875% 3/1/2053	3,360	2,961
	Amgen, Inc. 4.40% 2/22/2062	196	156
	AstraZeneca Finance, LLC 4.90% 2/26/2031	5,760	5,747
	AstraZeneca Finance, LLC 5.00% 2/26/2034	6,925	6,889
	Bausch Health Companies, Inc. 4.875% 6/1/20286	830	622
	Baxter International, Inc. 2.539% 2/1/2032	3,906	3,205
	Becton, Dickinson and Co. 4.874% 2/8/2029	5,000	4,963
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	2,625	2,620
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	3,990	4,006
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	18,021	17,991
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	425	421
	Bristol-Myers Squibb Co. 2.55% 11/13/2050	2,113	1,238
	Bristol-Myers Squibb Co. 3.70% 3/15/2052	2,197	1,611
	Bristol-Myers Squibb Co. 6.25% 11/15/2053	1,740	1,870
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	12,840	12,668
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	5,205	5,089
	Centene Corp. 4.25% 12/15/2027	14,860	14,200
	Centene Corp. 2.45% 7/15/2028	12,410	11,028
	Centene Corp. 4.625% 12/15/2029	14,945	14,146
	Centene Corp. 3.375% 2/15/2030	15,718	13,963
	Centene Corp. 2.50% 3/1/2031	9,750	8,009
	Centene Corp. 2.625% 8/1/2031	4,400	3,618
	Cigna Group (The) 5.125% 5/15/2031	2,095	2,081
	Cigna Group (The) 5.25% 2/15/2034	3,745	3,695
	CVS Health Corp. 5.125% 2/21/2030	1,720	1,702
	CVS Health Corp. 5.25% 1/30/2031	960	950
	CVS Health Corp. 5.55% 6/1/2031	3,707	3,711
	CVS Health Corp. 5.25% 2/21/2033	2,122	2,073
	CVS Health Corp. 5.70% 6/1/2034	7,706	7,688
	CVS Health Corp. 5.625% 2/21/2053	40	37
	CVS Health Corp. 5.875% 6/1/2053	4,897	4,696
	CVS Health Corp. 6.05% 6/1/2054	1,995	1,958
	CVS Health Corp. 6.00% 6/1/2063	1,344	1,288
	Elevance Health, Inc. 2.375% 1/15/2025	1,534	1,508

American Funds Insurance Series 150

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Health care	Elevance Health, Inc. 4.10% 5/15/2032	USD6,161	$ 5,719
(continued)	Elevance Health, Inc. 4.75% 2/15/2033	887	857
	Elevance Health, Inc. 4.55% 5/15/2052	271	227
	Elevance Health, Inc. 5.125% 2/15/2053	784	722
	GE HealthCare Technologies, Inc. 5.65% 11/15/2027	4,895	4,961
	GE HealthCare Technologies, Inc. 5.857% 3/15/2030	207	213
	GE HealthCare Technologies, Inc. 6.377% 11/22/2052	215	234
	Gilead Sciences, Inc. 5.25% 10/15/2033	3,340	3,366
	Gilead Sciences, Inc. 5.55% 10/15/2053	4,978	4,974
	HCA, Inc. 5.20% 6/1/2028	4,165	4,150
	HCA, Inc. 2.375% 7/15/2031	2,233	1,834
	HCA, Inc. 3.625% 3/15/2032	2,400	2,115
	HCA, Inc. 4.625% 3/15/2052	226	183
	Humana, Inc. 5.375% 4/15/2031	2,078	2,068
	Humana, Inc. 5.75% 4/15/2054	954	920
	Johnson & Johnson 4.80% 6/1/2029	3,970	4,002
	Johnson & Johnson 4.90% 6/1/2031	4,175	4,217
	Johnson & Johnson 4.95% 6/1/2034	6,880	6,963
	Johnson & Johnson 5.25% 6/1/2054	3,390	3,407
	Laboratory Corp. of America Holdings 1.55% 6/1/2026	773	719
	Laboratory Corp. of America Holdings 4.70% 2/1/2045	3,975	3,490
	Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	1,485	1,428
	Merck & Co., Inc. 1.70% 6/10/2027	3,093	2,839
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,375	1,351
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	7,942	7,742
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	5,622	5,426
	Roche Holdings, Inc. 1.93% 12/13/20286	7,545	6,662
	Roche Holdings, Inc. 2.076% 12/13/20316	9,309	7,603
	Roche Holdings, Inc. 2.607% 12/13/20516	645	394
	Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	13,390	12,844
	Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/2025	45,000	45,153
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	68,853	64,674
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	26,824	27,483
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	46,666	32,644
	UnitedHealth Group, Inc. 3.75% 7/15/2025	5,410	5,331
	UnitedHealth Group, Inc. 2.00% 5/15/2030	466	396
	UnitedHealth Group, Inc. 4.20% 5/15/2032	1,654	1,557
	UnitedHealth Group, Inc. 3.05% 5/15/2041	1,300	960
	UnitedHealth Group, Inc. 4.25% 6/15/2048	960	794
	UnitedHealth Group, Inc. 3.25% 5/15/2051	572	393
	UnitedHealth Group, Inc. 4.95% 5/15/2062	69	61

			534,012

Utilities	AEP Texas, Inc. 3.45% 5/15/2051	1,380	909
4.13%	Alabama Power Co. 3.00% 3/15/2052	3,219	2,088
	Alfa Desarrollo SpA 4.55% 9/27/20516	998	750
	Baltimore Gas and Electric Co. 4.55% 6/1/2052	525	438
	Berkshire Hathaway Energy Co. 4.50% 2/1/2045	5,895	5,165
	Berkshire Hathaway Energy Co. 4.60% 5/1/2053	1,017	846
	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/20286	2,400	2,251
	Comision Federal de Electricidad 4.688% 5/15/20296	3,655	3,425
	Connecticut Light and Power Co. (The) 2.05% 7/1/2031	1,775	1,453
	Consumers Energy Co. 4.625% 5/15/2033	3,500	3,353
	Consumers Energy Co. 3.10% 8/15/2050	939	647
	DTE Energy Co. 5.10% 3/1/2029	7,900	7,838
	DTE Energy Co. 3.00% 3/1/2032	259	224
	Duke Energy Carolinas, LLC 5.35% 1/15/2053	332	316
	Duke Energy Florida, LLC 5.875% 11/15/2033	370	385
	Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	3,996

151American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	Duke Energy Florida, LLC 3.00% 12/15/2051	USD293	$ 184
(continued)	Duke Energy Florida, LLC 5.95% 11/15/2052	575	586
	Duke Energy Progress, LLC 3.70% 9/1/2028	3,750	3,577
	Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,451
	Duke Energy Progress, LLC 2.50% 8/15/2050	644	371
	Edison International 4.95% 4/15/2025	175	174
	Edison International 5.75% 6/15/2027	3,181	3,210
	Edison International 4.125% 3/15/2028	4,253	4,065
	Edison International 5.25% 11/15/2028	50	50
	Edison International 5.45% 6/15/2029	4,525	4,525
	Edison International 6.95% 11/15/2029	2,425	2,580
	Electricité de France SA 5.65% 4/22/20296	1,420	1,433
	Electricité de France SA 2.625% junior subordinated perpetual bonds
	(5-year EUR Mid-Swap + 2.86% on 6/1/2028)7	EUR2,800	2,711
	Electricité de France SA 9.125% junior subordinated perpetual bonds
	(5-year UST Yield Curve Rate T Note Constant Maturity +
	5.411% on 6/15/2033)6,7	USD1,575	1,717
	Emera US Finance, LP 2.639% 6/15/2031	4,400	3,634
	ENN Clean Energy International Investment, Ltd. 3.375% 5/12/20266	1,310	1,249
	Entergy Louisiana, LLC 4.20% 9/1/2048	6,325	5,005
	Entergy Louisiana, LLC 4.75% 9/15/2052	395	341
	Eversource Energy 5.00% 1/1/2027	3,415	3,389
	Eversource Energy 5.50% 1/1/2034	2,700	2,650
	FirstEnergy Corp. 1.60% 1/15/2026	20,066	18,902
	FirstEnergy Corp. 2.65% 3/1/2030	10,149	8,829
	FirstEnergy Corp. 2.25% 9/1/2030	12,602	10,562
	FirstEnergy Corp., Series B, 4.15% 7/15/2027	12,178	11,694
	Florida Power & Light Co. 5.05% 4/1/2028	1,511	1,517
	Florida Power & Light Co. 4.40% 5/15/2028	1,655	1,626
	Florida Power & Light Co. 2.45% 2/3/2032	1,844	1,537
	Florida Power & Light Co. 5.10% 4/1/2033	7,431	7,400
	Florida Power & Light Co. 4.80% 5/15/2033	1,085	1,056
	Florida Power & Light Co. 5.30% 4/1/2053	1,255	1,211
	Georgia Power Co. 4.65% 5/16/2028	1,050	1,034
	Georgia Power Co. 4.95% 5/17/2033	1,845	1,800
	Georgia Power Co. 5.25% 3/15/2034	3,200	3,191
	Georgia Power Co. 3.70% 1/30/2050	190	140
	Jersey Central Power & Light Co. 2.75% 3/1/20326	525	434
	Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/20286	425	409
	Monongahela Power Co. 3.55% 5/15/20276	1,700	1,621
	NextEra Energy Capital Holdings, Inc. 5.25% 2/28/2053	1,440	1,341
	NiSource, Inc. 5.40% 6/30/2033	650	644
	Pacific Gas and Electric Co. 3.40% 8/15/2024	2,000	1,993
	Pacific Gas and Electric Co. 3.15% 1/1/2026	27,543	26,542
	Pacific Gas and Electric Co. 2.95% 3/1/2026	10,850	10,391
	Pacific Gas and Electric Co. 3.30% 3/15/2027	2,393	2,268
	Pacific Gas and Electric Co. 2.10% 8/1/2027	1,000	903
	Pacific Gas and Electric Co. 3.30% 12/1/2027	7,997	7,459
	Pacific Gas and Electric Co. 3.00% 6/15/2028	2,542	2,325
	Pacific Gas and Electric Co. 3.75% 7/1/2028	13,760	12,926
	Pacific Gas and Electric Co. 4.65% 8/1/2028	7,900	7,651
	Pacific Gas and Electric Co. 6.10% 1/15/2029	3,165	3,241
	Pacific Gas and Electric Co. 4.55% 7/1/2030	35,449	33,612
	Pacific Gas and Electric Co. 2.50% 2/1/2031	21,597	17,814
	Pacific Gas and Electric Co. 6.15% 1/15/2033	518	527
	Pacific Gas and Electric Co. 6.40% 6/15/2033	12,331	12,745
	Pacific Gas and Electric Co. 5.80% 5/15/2034	6,047	6,011
	Pacific Gas and Electric Co. 3.30% 8/1/2040	9,898	7,057
	Pacific Gas and Electric Co. 3.75% 8/15/2042	442	319
	Pacific Gas and Electric Co. 4.95% 7/1/2050	1,627	1,346
	Pacific Gas and Electric Co. 3.50% 8/1/2050	14,919	9,750

American Funds Insurance Series 152

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	PacifiCorp 5.10% 2/15/2029	USD7,150	$ 7,148
(continued)	PacifiCorp 5.30% 2/15/2031	1,915	1,910
	PacifiCorp 5.45% 2/15/2034	8,920	8,815
	PacifiCorp 3.30% 3/15/2051	325	210
	PacifiCorp 2.90% 6/15/2052	586	346
	PacifiCorp 5.35% 12/1/2053	1,748	1,587
	PacifiCorp 5.50% 5/15/2054	8,738	8,124
	PacifiCorp 5.80% 1/15/2055	7,735	7,496
	Public Service Company of Colorado 5.35% 5/15/2034	4,000	3,968
	Public Service Company of Colorado 2.70% 1/15/2051	2,472	1,462
	Public Service Company of Colorado 5.75% 5/15/2054	1,975	1,952
	Public Service Electric and Gas Co. 3.20% 5/15/2029	6,000	5,557
	Public Service Electric and Gas Co. 5.20% 8/1/2033	1,200	1,203
	Puget Energy, Inc. 3.65% 5/15/2025	300	294
	Southern California Edison Co. 4.90% 6/1/2026	1,177	1,168
	Southern California Edison Co. 4.70% 6/1/2027	404	399
	Southern California Edison Co. 5.30% 3/1/2028	4,000	4,009
	Southern California Edison Co. 4.20% 3/1/2029	8,211	7,863
	Southern California Edison Co. 5.15% 6/1/2029	924	923
	Southern California Edison Co. 2.85% 8/1/2029	6,945	6,241
	Southern California Edison Co. 2.50% 6/1/2031	5,044	4,236
	Southern California Edison Co. 5.45% 6/1/2031	3,350	3,375
	Southern California Edison Co. 5.20% 6/1/2034	4,950	4,835
	Southern California Edison Co. 5.75% 4/1/2035	4,549	4,640
	Southern California Edison Co. 5.35% 7/15/2035	6,450	6,395
	Southern California Edison Co. 5.625% 2/1/2036	7,051	7,046
	Southern California Edison Co. 3.60% 2/1/2045	2,417	1,770
	Southern California Edison Co. 3.65% 2/1/2050	14,600	10,389
	Southern California Edison Co. 2.95% 2/1/2051	151	94
	Southern California Edison Co. 3.65% 6/1/2051	354	250
	Southern California Edison Co. 3.45% 2/1/2052	515	350
	Southern California Edison Co. 5.75% 4/15/2054	575	563
	Southwestern Electric Power Co. 1.65% 3/15/2026	3,550	3,341
	Southwestern Electric Power Co. 3.25% 11/1/2051	2,075	1,311
	Southwestern Public Service Co. 6.00% 6/1/2054	25	25
	Virginia Electric & Power 2.40% 3/30/2032	2,575	2,117
	WEC Energy Group, Inc. 5.60% 9/12/2026	400	402
	Wisconsin Power and Light Co. 1.95% 9/16/2031	525	420
	Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	771
	Wisconsin Public Service Corp. 2.85% 12/1/2051	375	232
	Xcel Energy, Inc. 3.30% 6/1/2025	5,650	5,526
	Xcel Energy, Inc. 1.75% 3/15/2027	4,363	3,971
	Xcel Energy, Inc. 2.60% 12/1/2029	1,725	1,506
	Xcel Energy, Inc. 4.60% 6/1/2032	4,600	4,304
	Xcel Energy, Inc. 5.50% 3/15/2034	4,230	4,169

			459,527

Consumer	Allied Universal Holdco, LLC 4.625% 6/1/20286	335	306
discretionary	Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,440
3.09%	Amazon.com, Inc. 3.45% 4/13/2029	600	569
	Amazon.com, Inc. 3.25% 5/12/2061	4,100	2,736
	Amazon.com, Inc. 4.10% 4/13/2062	470	376
	Atlas LuxCo 4 SARL 4.625% 6/1/20286	255	233
	Bath & Body Works, Inc. 6.875% 11/1/2035	740	747
	BMW US Capital, LLC 3.45% 4/1/20276	1,075	1,031
	BMW US Capital, LLC 3.70% 4/1/20326	1,350	1,223
	Daimler Trucks Finance North America, LLC 1.625% 12/13/20246	4,950	4,863
	Daimler Trucks Finance North America, LLC 5.00% 1/15/20276	794	788
	Daimler Trucks Finance North America, LLC 3.65% 4/7/20276	3,567	3,416

153American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	Daimler Trucks Finance North America, LLC 5.125% 9/25/20276	USD1,320	$ 1,314
discretionary	Daimler Trucks Finance North America, LLC 5.40% 9/20/20286	832	839
(continued)	Daimler Trucks Finance North America, LLC 2.375% 12/14/20286	3,230	2,879
	Daimler Trucks Finance North America, LLC 2.50% 12/14/20316	8,174	6,750
	Daimler Trucks Finance North America, LLC 5.50% 9/20/20336	691	693
	Daimler Trucks Finance North America, LLC 5.375% 1/18/20346	246	244
	Ford Motor Co. 3.25% 2/12/2032	620	513
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	3,870	3,842
	Ford Motor Credit Co., LLC 6.95% 3/6/2026	855	869
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	755	770
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	200	188
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	18,742	18,066
	Ford Motor Credit Co., LLC 5.80% 3/5/2027	3,145	3,146
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	6,490	6,492
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	485	474
	Ford Motor Credit Co., LLC 4.125% 8/17/2027	39,480	37,530
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	3,990	3,745
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	7,549	7,870
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	2,030	2,092
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	762	788
	Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,065	939
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,740	6,719
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	9,854	9,524
	Ford Motor Credit Co., LLC 7.35% 3/6/2030	10,668	11,296
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,015	1,068
	Ford Motor Credit Co., LLC 6.05% 3/5/2031	3,960	3,967
	Ford Motor Credit Co., LLC 3.625% 6/17/2031	1,215	1,048
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	688	727
	General Motors Co. 6.125% 10/1/2025	22,221	22,345
	General Motors Co. 5.40% 4/1/2048	5,200	4,657
	General Motors Financial Co., Inc. 4.35% 4/9/2025	11,358	11,238
	General Motors Financial Co., Inc. 1.50% 6/10/2026	6,712	6,219
	General Motors Financial Co., Inc. 2.35% 2/26/2027	9,771	9,044
	Grand Canyon University 4.125% 10/1/2024	4,190	4,174
	Hanesbrands, Inc. 9.00% 2/15/20316	528	554
	Home Depot, Inc. 2.95% 6/15/2029	1,966	1,802
	Home Depot, Inc. 4.75% 6/25/2029	1,849	1,839
	Home Depot, Inc. 4.85% 6/25/2031	2,559	2,540
	Home Depot, Inc. 4.95% 6/25/2034	4,749	4,701
	Home Depot, Inc. 4.50% 12/6/2048	1,915	1,660
	Home Depot, Inc. 5.30% 6/25/2054	2,234	2,183
	Hyundai Capital America 1.00% 9/17/20246	605	599
	Hyundai Capital America 2.65% 2/10/20256	11,383	11,171
	Hyundai Capital America 1.80% 10/15/20256	13,274	12,651
	Hyundai Capital America 6.25% 11/3/20256	825	832
	Hyundai Capital America 1.30% 1/8/20266	6,000	5,633
	Hyundai Capital America 5.50% 3/30/20266	705	705
	Hyundai Capital America 1.50% 6/15/20266	7,475	6,930
	Hyundai Capital America 1.65% 9/17/20266	7,275	6,702
	Hyundai Capital America 3.00% 2/10/20276	9,000	8,494
	Hyundai Capital America 5.275% 6/24/20276	1,650	1,643
	Hyundai Capital America 2.375% 10/15/20276	7,543	6,882
	Hyundai Capital America 5.60% 3/30/20286	1,385	1,395
	Hyundai Capital America 5.30% 6/24/20296	1,523	1,515
	Hyundai Capital America 5.40% 6/24/20316	3,365	3,338
	Hyundai Capital Services, Inc. 1.25% 2/8/20266	3,695	3,451
	Marriott International, Inc. 5.75% 5/1/2025	190	190
	Marriott International, Inc. 5.00% 10/15/2027	4,470	4,460
	Marriott International, Inc. 4.90% 4/15/2029	653	646
	McDonald’s Corp. 5.00% 5/17/2029	2,184	2,182
	McDonald’s Corp. 2.125% 3/1/2030	2,482	2,131

American Funds Insurance Series 154

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	McDonald’s Corp. 3.60% 7/1/2030	USD1,014	$939
discretionary	McDonald’s Corp. 5.20% 5/17/2034	2,786	2,798
(continued)	McDonald’s Corp. 4.45% 3/1/2047	3,535	2,968
	McDonald’s Corp. 3.625% 9/1/2049	2,938	2,131
	McDonald’s Corp. 5.15% 9/9/2052	509	470
	Nissan Motor Acceptance Co., LLC 2.75% 3/9/20286	3,167	2,825
	Sands China, Ltd. 2.30% 3/8/2027	2,368	2,159
	Stellantis Finance US, Inc. 5.625% 1/12/20286	825	836
	Stellantis Finance US, Inc. 2.691% 9/15/20316	4,849	4,010
	Stellantis Finance US, Inc. 6.375% 9/12/20326	2,669	2,792
	Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,558
	Toyota Motor Credit Corp. 4.55% 5/17/2030	1,625	1,589
	Toyota Motor Credit Corp. 5.55% 11/20/2030	690	709
	Travel + Leisure Co. 6.625% 7/31/20266	675	680
	Volkswagen Group of America Finance, LLC 2.85% 9/26/20246	546	542
	Volkswagen Group of America Finance, LLC 6.45% 11/16/20306	5,190	5,445
	Wynn Resorts Finance, LLC 5.125% 10/1/20296	410	390
			344,467

Energy	Antero Resources Corp. 5.375% 3/1/20306	280	271
2.50%	Apache Corp. 4.625% 11/15/2025	645	637
	Apache Corp. 4.25% 1/15/2030	2,465	2,302
	Apache Corp. 5.10% 9/1/2040	1,664	1,421
	Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,055
	BP Capital Markets America, Inc. 4.893% 9/11/2033	3,701	3,601
	BP Capital Markets America, Inc. 3.001% 3/17/2052	710	456
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	754	726
	Cenovus Energy, Inc. 5.375% 7/15/2025	2,763	2,736
	Cenovus Energy, Inc. 4.25% 4/15/2027	13,613	13,246
	Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,457
	Cenovus Energy, Inc. 5.25% 6/15/2037	289	277
	Cenovus Energy, Inc. 5.40% 6/15/2047	8,809	8,118
	Cenovus Energy, Inc. 3.75% 2/15/2052	19	13
	Cheniere Energy Partners, LP 3.25% 1/31/2032	937	800
	Chevron Corp. 2.954% 5/16/2026	3,365	3,239
	Chevron Corp. 3.078% 5/11/2050	692	473
	Civitas Resources, Inc. 8.75% 7/1/20316	1,400	1,501
	Columbia Pipelines Operating Co., LLC 5.927% 8/15/20306	268	274
	ConocoPhillips Co. 3.80% 3/15/2052	15	11
	ConocoPhillips Co. 5.30% 5/15/2053	6,279	5,965
	ConocoPhillips Co. 5.55% 3/15/2054	1,708	1,682
	Devon Energy Corp. 4.50% 1/15/2030	5,197	5,003
	Diamondback Energy, Inc. 5.20% 4/18/2027	1,645	1,646
	Diamondback Energy, Inc. 5.15% 1/30/2030	415	413
	Diamondback Energy, Inc. 5.40% 4/18/2034	1,195	1,184
	Diamondback Energy, Inc. 5.75% 4/18/2054	902	875
	DT Midstream, Inc. 4.125% 6/15/20296	555	513
	Ecopetrol SA 4.625% 11/2/2031	270	221
	Ecopetrol SA 8.875% 1/13/2033	15,110	15,615
	Enbridge, Inc. 6.20% 11/15/2030	1,650	1,733
	Enbridge, Inc. 6.70% 11/15/2053	1,167	1,275
	Energy Transfer, LP 5.25% 7/1/2029	979	974
	Energy Transfer, LP 6.40% 12/1/2030	479	504
	Energy Transfer, LP 5.60% 9/1/2034	2,168	2,155
	Energy Transfer, LP 6.05% 9/1/2054	1,095	1,081
	Eni SpA 5.50% 5/15/20346	359	356
	Eni SpA 5.95% 5/15/20546	222	218
	EQT Corp. 7.25% 2/1/20307	7,500	7,964
	Equinor ASA 3.625% 9/10/2028	4,928	4,708

155American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Equinor ASA 3.125% 4/6/2030	USD20,000	$ 18,245
(continued)	Equinor ASA 3.25% 11/18/2049	5,687	3,982
	Exxon Mobil Corp. 3.043% 3/1/2026	4,625	4,476
	Exxon Mobil Corp. 2.61% 10/15/2030	1,040	913
	Kinder Morgan, Inc. 5.00% 2/1/2029	1,752	1,733
	Kinder Morgan, Inc. 5.40% 2/1/2034	3,888	3,830
	Occidental Petroleum Corp. 8.875% 7/15/2030	4,345	5,008
	Occidental Petroleum Corp. 6.125% 1/1/2031	759	777
	Occidental Petroleum Corp. 6.45% 9/15/2036	3,330	3,480
	Odebrecht Drilling Services, LLC 7.50% 6/15/20306	6	6
	Oleoducto Central SA 4.00% 7/14/20276	1,715	1,591
	Oleoducto Central SA 4.00% 7/14/2027	350	325
	ONEOK, Inc. 5.55% 11/1/2026	736	739
	ONEOK, Inc. 5.65% 11/1/2028	467	474
	ONEOK, Inc. 6.05% 9/1/2033	5,098	5,251
	Petroleos Mexicanos 6.875% 10/16/2025	5,000	4,986
	Petroleos Mexicanos 4.50% 1/23/2026	1,158	1,103
	Petroleos Mexicanos 6.875% 8/4/2026	9,682	9,487
	Petroleos Mexicanos 6.49% 1/23/2027	20,653	19,839
	Petroleos Mexicanos 6.50% 3/13/2027	35,154	33,519
	Petroleos Mexicanos 6.50% 1/23/2029	2,404	2,173
	Petroleos Mexicanos 8.75% 6/2/2029	14,185	13,942
	Petroleos Mexicanos 6.84% 1/23/2030	11,164	9,835
	Petroleos Mexicanos 5.95% 1/28/2031	4,681	3,775
	Petroleos Mexicanos 6.70% 2/16/2032	15,755	13,201
	Shell International Finance BV 3.875% 11/13/2028	9,410	9,028
	Shell International Finance BV 2.75% 4/6/2030	377	336
	Southwestern Energy Co. 5.70% 1/23/20257	495	495
	TotalEnergies Capital International SA 3.455% 2/19/2029	885	831
	TransCanada Pipelines, Ltd. 4.10% 4/15/2030	1,578	1,490
	Williams Companies, Inc. 4.90% 3/15/2029	2,735	2,699
	Williams Companies, Inc. 5.15% 3/15/2034	3,711	3,622

			278,890

Industrials	ADT Security Corp. 4.125% 8/1/20296	510	471
2.14%	Air Lease Corp. 0.80% 8/18/2024	3,175	3,154
	Air Lease Corp. 2.875% 1/15/2026	10,172	9,763
	Air Lease Corp. 2.20% 1/15/2027	4,341	4,010
	Air Lease Corp. 5.20% 7/15/2031	3,650	3,568
	BAE Systems PLC 5.00% 3/26/20276	1,200	1,192
	BAE Systems PLC 5.125% 3/26/20296	3,482	3,467
	BAE Systems PLC 5.25% 3/26/20316	2,156	2,151
	BAE Systems PLC 5.30% 3/26/20346	570	565
	BNSF Funding Trust I, junior subordinated, 6.613% 12/15/2055
	(3-month USD-LIBOR + 2.35% on 1/15/2026)7,9	1,680	1,687
	Boeing Co. 4.875% 5/1/2025	21,607	21,382
	Boeing Co. 2.75% 2/1/2026	11,211	10,659
	Boeing Co. 2.196% 2/4/2026	9,781	9,197
	Boeing Co. 2.70% 2/1/2027	6,473	5,969
	Boeing Co. 5.04% 5/1/2027	13,539	13,245
	Boeing Co. 6.259% 5/1/20276	4,214	4,244
	Boeing Co. 3.25% 2/1/2028	11,810	10,819
	Boeing Co. 3.25% 3/1/2028	1,925	1,756
	Boeing Co. 6.298% 5/1/20296	1,507	1,529
	Boeing Co. 5.15% 5/1/2030	25,342	24,343
	Boeing Co. 3.625% 2/1/2031	751	658
	Boeing Co. 6.388% 5/1/20316	5,632	5,736
	Boeing Co. 6.528% 5/1/20346	1,381	1,415
	Canadian National Railway Co. 5.85% 11/1/2033	465	492

American Funds Insurance Series 156

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	Canadian National Railway Co. 6.125% 11/1/2053	USD137	$ 152
(continued)	Canadian Pacific Railway Co. 1.75% 12/2/2026	1,066	984
	Canadian Pacific Railway Co. 3.10% 12/2/2051	2,286	1,520
	Carrier Global Corp. 2.722% 2/15/2030	292	258
	Carrier Global Corp. 2.70% 2/15/2031	292	251
	Carrier Global Corp. 5.90% 3/15/2034	1,345	1,404
	Carrier Global Corp. 3.377% 4/5/2040	14,710	11,389
	Carrier Global Corp. 3.577% 4/5/2050	138	100
	Carrier Global Corp. 6.20% 3/15/2054	827	886
	CK Hutchison International (23), Ltd. 4.75% 4/21/20286	1,260	1,244
	CSX Corp. 4.10% 11/15/2032	1,886	1,762
	CSX Corp. 5.20% 11/15/2033	1,333	1,337
	CSX Corp. 4.50% 11/15/2052	4,470	3,825
	Dun & Bradstreet Corp. (The) 5.00% 12/15/20296	978	909
	General Dynamics Corp. 3.75% 5/15/2028	479	461
	General Dynamics Corp. 3.625% 4/1/2030	387	363
	Honeywell International, Inc. 4.875% 9/1/2029	270	270
	Honeywell International, Inc. 4.95% 9/1/2031	270	270
	Honeywell International, Inc. 5.00% 3/1/2035	400	397
	Honeywell International, Inc. 5.25% 3/1/2054	400	388
	Honeywell International, Inc. 5.35% 3/1/2064	400	389
	Ingersoll-Rand, Inc. 5.197% 6/15/2027	665	667
	Ingersoll-Rand, Inc. 5.40% 8/14/2028	801	809
	Ingersoll-Rand, Inc. 5.176% 6/15/2029	1,463	1,463
	Ingersoll-Rand, Inc. 5.314% 6/15/2031	176	177
	Ingersoll-Rand, Inc. 5.70% 8/14/2033	946	968
	Ingersoll-Rand, Inc. 5.45% 6/15/2034	1,176	1,187
	Ingersoll-Rand, Inc. 5.70% 6/15/2054	400	403
	L3Harris Technologies, Inc. 5.40% 7/31/2033	1,126	1,123
	Lockheed Martin Corp. 4.50% 2/15/2029	1,174	1,156
	Lockheed Martin Corp. 4.80% 8/15/2034	2,393	2,338
	Lockheed Martin Corp. 5.20% 2/15/2064	600	568
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/20276	2,690	2,572
	Norfolk Southern Corp. 5.05% 8/1/2030	1,734	1,732
	Norfolk Southern Corp. 5.35% 8/1/2054	1,458	1,392
	Northrop Grumman Corp. 4.70% 3/15/2033	2,909	2,808
	Northrop Grumman Corp. 4.95% 3/15/2053	1,124	1,012
	Republic Services, Inc. 2.375% 3/15/2033	1,635	1,308
	Republic Services, Inc. 5.00% 4/1/2034	15	15
	RTX Corp. 5.75% 11/8/2026	550	556
	RTX Corp. 3.125% 5/4/2027	4,551	4,315
	RTX Corp. 4.125% 11/16/2028	4,974	4,790
	RTX Corp. 5.75% 1/15/2029	410	421
	RTX Corp. 6.00% 3/15/2031	550	573
	RTX Corp. 2.375% 3/15/2032	451	370
	RTX Corp. 6.10% 3/15/2034	401	422
	RTX Corp. 2.82% 9/1/2051	665	405
	RTX Corp. 3.03% 3/15/2052	1,190	759
	RTX Corp. 6.40% 3/15/2054	1,006	1,098
	Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/20316	2,550	2,115
	Triton Container International, Ltd. 3.15% 6/15/20316	2,482	2,065
	Union Pacific Corp. 2.15% 2/5/2027	2,213	2,063
	Union Pacific Corp. 2.40% 2/5/2030	4,454	3,900
	Union Pacific Corp. 2.375% 5/20/2031	2,298	1,952
	Union Pacific Corp. 2.80% 2/14/2032	5,244	4,527
	Union Pacific Corp. 3.25% 2/5/2050	7,000	4,892
	Union Pacific Corp. 2.95% 3/10/2052	1,405	905
	United Rentals (North America), Inc. 5.50% 5/15/2027	2,500	2,483
	Veralto Corp. 5.50% 9/18/20266	350	350
	Veralto Corp. 5.35% 9/18/20286	2,450	2,461
	Veralto Corp. 5.45% 9/18/20336	1,680	1,678

157American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	Waste Management, Inc. 1.50% 3/15/2031	USD419	$336
(continued)	Waste Management, Inc. 4.15% 4/15/2032	688	648
	Waste Management, Inc. 4.875% 2/15/2034	2,830	2,775

			238,588

Communication	AT&T, Inc. 1.70% 3/25/2026	17,807	16,722
services	AT&T, Inc. 1.65% 2/1/2028	4,700	4,175
1.60%	AT&T, Inc. 4.30% 2/15/2030	15,940	15,276
	AT&T, Inc. 2.55% 12/1/2033	12,748	10,141
	AT&T, Inc. 5.40% 2/15/2034	629	629
	CCO Holdings, LLC 5.125% 5/1/20276	4,800	4,613
	CCO Holdings, LLC 4.75% 2/1/20326	1,265	1,037
	CCO Holdings, LLC 4.25% 1/15/20346	3,875	2,945
	Charter Communications Operating, LLC 6.10% 6/1/2029	1,360	1,365
	Charter Communications Operating, LLC 2.80% 4/1/2031	6,057	4,953
	Charter Communications Operating, LLC 4.40% 4/1/2033	1,092	963
	Charter Communications Operating, LLC 5.75% 4/1/2048	5,000	4,184
	Charter Communications Operating, LLC 5.25% 4/1/2053	835	656
	Comcast Corp. 3.15% 2/15/2028	7,200	6,765
	Comcast Corp. 4.55% 1/15/2029	1,610	1,585
	Comcast Corp. 4.80% 5/15/2033	1,841	1,793
	Comcast Corp. 2.887% 11/1/2051	18	11
	Comcast Corp. 5.35% 5/15/2053	3,455	3,314
	Comcast Corp. 5.50% 5/15/2064	250	241
	Lumen Technologies, Inc. 4.00% 2/15/20276	6,756	3,482
	Netflix, Inc. 5.875% 11/15/2028	5,970	6,153
	Netflix, Inc. 5.375% 11/15/20296	7,416	7,491
	News Corp. 5.125% 2/15/20326	1,300	1,234
	SBA Tower Trust 1.631% 11/15/20266	6,741	6,127
	Sirius XM Radio, Inc. 4.00% 7/15/20286	675	610
	Sprint, LLC 7.625% 2/15/2025	1,305	1,314
	T-Mobile USA, Inc. 3.50% 4/15/2025	3,275	3,221
	T-Mobile USA, Inc. 2.625% 4/15/2026	4,416	4,204
	T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,807
	T-Mobile USA, Inc. 4.95% 3/15/2028	705	700
	T-Mobile USA, Inc. 4.80% 7/15/2028	175	173
	T-Mobile USA, Inc. 4.85% 1/15/2029	2,725	2,692
	T-Mobile USA, Inc. 3.875% 4/15/2030	4,500	4,208
	T-Mobile USA, Inc. 2.875% 2/15/2031	14,691	12,766
	T-Mobile USA, Inc. 5.05% 7/15/2033	832	814
	T-Mobile USA, Inc. 5.75% 1/15/2034	730	751
	T-Mobile USA, Inc. 5.15% 4/15/2034	2,085	2,050
	T-Mobile USA, Inc. 3.00% 2/15/2041	2,100	1,504
	T-Mobile USA, Inc. 6.00% 6/15/2054	920	952
	T-Mobile USA, Inc. 5.50% 1/15/2055	406	392
	Verizon Communications, Inc. 4.329% 9/21/2028	1,539	1,497
	Verizon Communications, Inc. 1.75% 1/20/2031	9,144	7,403
	Verizon Communications, Inc. 2.55% 3/21/2031	5,047	4,289
	Verizon Communications, Inc. 2.355% 3/15/2032	2,775	2,269
	Verizon Communications, Inc. 3.40% 3/22/2041	1,085	830
	Verizon Communications, Inc. 3.55% 3/22/2051	1,520	1,095
	Verizon Communications, Inc. 3.875% 3/1/2052	3,155	2,395
	Vodafone Group PLC 4.25% 9/17/2050	3,050	2,382
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	3,056	3,009
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,126	1,069
	WarnerMedia Holdings, Inc. 4.279% 3/15/2032	112	98

American Funds Insurance Series 158
The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Communication	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	USD719	$585
services	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	5,408	4,213
(continued)	ZipRecruiter, Inc. 5.00% 1/15/20306	490	426
			178,573

Consumer staples	7-Eleven, Inc. 1.80% 2/10/20316	2,923	2,342
1.29%	7-Eleven, Inc. 2.80% 2/10/20516	5,000	2,983
	Altria Group, Inc. 4.40% 2/14/2026	4,585	4,513
	Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	6,635	6,600
	Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	4,715	4,754
	BAT Capital Corp. 3.557% 8/15/2027	9,271	8,809
	BAT Capital Corp. 2.259% 3/25/2028	2,353	2,109
	BAT Capital Corp. 6.343% 8/2/2030	2,210	2,305
	BAT Capital Corp. 4.742% 3/16/2032	2,675	2,539
	BAT Capital Corp. 6.421% 8/2/2033	4,665	4,880
	BAT Capital Corp. 7.079% 8/2/2043	1,323	1,395
	BAT Capital Corp. 4.758% 9/6/2049	15,972	12,590
	BAT Capital Corp. 5.65% 3/16/2052	120	107
	BAT International Finance PLC 3.95% 6/15/20256	16,879	16,606
	BAT International Finance PLC 1.668% 3/25/2026	4,070	3,815
	BAT International Finance PLC 4.448% 3/16/2028	2,925	2,833
	Campbell Soup Co. 5.20% 3/21/2029	726	727
	Campbell Soup Co. 5.40% 3/21/2034	534	531
	Conagra Brands, Inc. 5.30% 11/1/2038	436	411
	Constellation Brands, Inc. 3.50% 5/9/2027	7,500	7,163
	Constellation Brands, Inc. 4.35% 5/9/2027	890	868
	Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,221
	Constellation Brands, Inc. 4.75% 5/9/2032	1,978	1,902
	Constellation Brands, Inc. 4.90% 5/1/2033	2,807	2,712
	H.J. Heinz Co. 4.875% 10/1/2049	2,725	2,378
	Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	3,110	2,714
	Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	685	569
	J. M. Smucker Co. (The) 6.20% 11/15/2033	701	737
	J. M. Smucker Co. (The) 6.50% 11/15/2053	310	333
	JBS USA Holding Lux SARL 2.50% 1/15/2027	3,000	2,793
	JBS USA Holding Lux SARL 3.00% 2/2/2029	2,092	1,868
	PepsiCo, Inc. 1.95% 10/21/2031	4,763	3,914
	Philip Morris International, Inc. 4.875% 2/13/2026	2,508	2,489
	Philip Morris International, Inc. 5.25% 9/7/2028	2,800	2,824
	Philip Morris International, Inc. 5.125% 2/15/2030	982	979
	Philip Morris International, Inc. 5.50% 9/7/2030	4,565	4,628
	Philip Morris International, Inc. 5.375% 2/15/2033	1,644	1,633
	Philip Morris International, Inc. 4.875% 11/15/2043	4,407	3,890
	Reynolds American, Inc. 4.45% 6/12/2025	14,570	14,403
	Walmart, Inc. 4.10% 4/15/2033	1,479	1,410
	Walmart, Inc. 4.50% 4/15/2053	1,277	1,131

			143,408

Real estate	American Tower Corp. 3.65% 3/15/2027	1,375	1,317
0.82%	Boston Properties, LP 2.90% 3/15/2030	955	811
	Boston Properties, LP 3.25% 1/30/2031	463	392
	Boston Properties, LP 2.55% 4/1/2032	1,674	1,306
	Boston Properties, LP 2.45% 10/1/2033	1,335	990
	Boston Properties, LP 6.50% 1/15/2034	10,849	11,042
	COPT Defense Properties, LP 2.00% 1/15/2029	1,139	966
	COPT Defense Properties, LP 2.75% 4/15/2031	1,547	1,280
	COPT Defense Properties, LP 2.90% 12/1/2033	564	444
	Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/20316	395	333

159American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Real estate	Crown Castle, Inc. 5.00% 1/11/2028	USD4,874	$ 4,817
(continued)	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	3,410	3,406
	Equinix, Inc. 2.90% 11/18/2026	2,762	2,610
	Equinix, Inc. 3.20% 11/18/2029	887	799
	Equinix, Inc. 3.90% 4/15/2032	1,155	1,051
	FibraSOMA 4.375% 7/22/20316	1,475	1,181
	Howard Hughes Corp. (The) 5.375% 8/1/20286	1,755	1,670
	Howard Hughes Corp. (The) 4.125% 2/1/20296	2,755	2,467
	Howard Hughes Corp. (The) 4.375% 2/1/20316	3,135	2,702
	Invitation Homes Operating Partnership, LP 2.30% 11/15/2028	767	680
	Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	1,333	1,059
	Iron Mountain, Inc. 5.25% 3/15/20286	3,020	2,925
	Iron Mountain, Inc. 5.25% 7/15/20306	675	642
	Kilroy Realty, LP 6.25% 1/15/2036	1,994	1,894
	Prologis, LP 4.875% 6/15/2028	1,040	1,035
	Prologis, LP 4.75% 6/15/2033	1,409	1,359
	Prologis, LP 5.125% 1/15/2034	6,175	6,105
	Prologis, LP 5.00% 3/15/2034	360	352
	Prologis, LP 5.25% 6/15/2053	117	110
	Public Storage Operating Co. 2.30% 5/1/2031	2,920	2,457
	Scentre Group Trust 1 3.50% 2/12/20256	4,015	3,960
	Service Properties Trust 3.95% 1/15/2028	1,710	1,434
	Service Properties Trust 8.625% 11/15/20316	3,040	3,171
	VICI Properties, LP 4.375% 5/15/2025	670	662
	VICI Properties, LP 4.75% 2/15/2028	6,844	6,690
	VICI Properties, LP 4.95% 2/15/2030	5,515	5,325
	VICI Properties, LP 5.125% 5/15/2032	11,766	11,218
	VICI Properties, LP 5.625% 5/15/2052	388	350

			91,012

Information	Analog Devices, Inc. 2.10% 10/1/2031	270	224
technology	Analog Devices, Inc. 5.05% 4/1/2034	717	714
0.33%	Analog Devices, Inc. 2.80% 10/1/2041	521	367
	Broadcom Corp. 3.875% 1/15/2027	5,966	5,774
	Broadcom, Inc. 4.00% 4/15/20296	609	580
	Broadcom, Inc. 4.15% 4/15/20326	630	582
	Broadcom, Inc. 3.469% 4/15/20346	11,652	9,937
	Broadcom, Inc. 3.137% 11/15/20356	847	679
	Broadcom, Inc. 4.926% 5/15/20376	2,879	2,709
	Cisco Systems, Inc. 4.85% 2/26/2029	1,819	1,819
	Cisco Systems, Inc. 4.95% 2/26/2031	991	991
	Cisco Systems, Inc. 5.05% 2/26/2034	843	843
	Cisco Systems, Inc. 5.30% 2/26/2054	784	768
	Microchip Technology, Inc. 5.05% 3/15/2029	4,350	4,316
	Oracle Corp. 1.65% 3/25/2026	4,867	4,564
	ServiceNow, Inc. 1.40% 9/1/2030	1,760	1,430

			36,297

Materials	Air Products and Chemicals, Inc. 2.70% 5/15/2040	2,911	2,078
0.13%	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	138	138
	Braskem Netherlands Finance BV 7.25% 2/13/20336	700	660
	Celanese US Holdings, LLC 6.165% 7/15/2027	2,875	2,919
	Celanese US Holdings, LLC 6.35% 11/15/2028	495	509
	Celanese US Holdings, LLC 6.33% 7/15/2029	297	306
	Celanese US Holdings, LLC 6.55% 11/15/2030	465	486
	Celanese US Holdings, LLC 6.379% 7/15/2032	800	823
	Celanese US Holdings, LLC 6.70% 11/15/2033	1,031	1,084
	Dow Chemical Co. (The) 5.15% 2/15/2034	659	645

American Funds Insurance Series 160

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Materials	Dow Chemical Co. (The) 5.55% 11/30/2048	USD142	$135
(continued)	Dow Chemical Co. (The) 6.90% 5/15/2053	62	69
	Dow Chemical Co. (The) 5.60% 2/15/2054	504	485
	Eastman Chemical Co. 5.625% 2/20/2034	861	856
	Methanex Corp. 5.125% 10/15/2027	510	492
	NOVA Chemicals Corp. 8.50% 11/15/20286	205	218
	NOVA Chemicals Corp. 4.25% 5/15/20296	425	375
	OCI NV 6.70% 3/16/20336	1,150	1,136
	POSCO 5.75% 1/17/20286	745	755
			14,169

Municipals	Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/20416	730	551
0.01%	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/20616	565	417
			968

	Total corporate bonds, notes & loans		3,399,615
U.S. Treasury bonds & notes 17.41%

U.S. Treasury	U.S. Treasury 3.875% 3/31/2025	81,282	80,490
16.38%	U.S. Treasury 4.625% 6/30/2025	67,785	67,462
	U.S. Treasury 3.00% 7/15/2025	97,643	95,593
	U.S. Treasury 5.00% 9/30/2025	1,090	1,090
	U.S. Treasury 5.00% 10/31/2025	27,980	27,983
	U.S. Treasury 2.25% 11/15/2025	6,785	6,543
	U.S. Treasury 4.00% 12/15/2025	42,800	42,253
	U.S. Treasury 4.25% 12/31/2025	4,994	4,946
	U.S. Treasury 3.625% 5/15/2026	1,926	1,887
	U.S. Treasury 4.125% 6/15/2026	205	203
	U.S. Treasury 4.625% 6/30/2026	58,280	58,169
	U.S. Treasury 4.375% 8/15/2026	265	263
	U.S. Treasury 0.75% 8/31/2026	8,871	8,160
	U.S. Treasury 4.625% 11/15/2026	3,589	3,587
	U.S. Treasury 4.00% 1/15/2027	3,741	3,686
	U.S. Treasury 1.875% 2/28/2027	4,000	3,732
	U.S. Treasury 2.625% 5/31/2027	43,530	41,283
	U.S. Treasury 4.625% 6/15/2027	42,298	42,416
	U.S. Treasury 2.25% 11/15/2027	105,830	98,484
	U.S. Treasury 6.125% 11/15/2027	24,000	25,266
	U.S. Treasury 1.125% 2/29/2028	9,895	8,790
	U.S. Treasury 4.00% 2/29/2028	4,750	4,677
	U.S. Treasury 3.625% 3/31/2028	13	13
	U.S. Treasury 1.00% 7/31/2028	5,630	4,917
	U.S. Treasury 1.125% 8/31/2028	13,555	11,874
	U.S. Treasury 5.25% 11/15/2028	5,700	5,900
	U.S. Treasury 2.375% 5/15/2029	4,070	3,717
	U.S. Treasury 4.25% 6/30/2029	294,478	293,144
	U.S. Treasury 3.875% 12/31/2029	44,049	43,006
	U.S. Treasury 4.00% 2/28/2030	38,255	37,565
	U.S. Treasury 3.75% 5/31/2030	13,300	12,882
	U.S. Treasury 4.125% 8/31/2030	11,215	11,072
	U.S. Treasury 4.875% 10/31/2030	92,133	94,735
	U.S. Treasury 1.625% 5/15/2031	1,630	1,368
	U.S. Treasury 4.25% 6/30/2031	9,834	9,800
	U.S. Treasury 4.125% 11/15/2032	114	112
	U.S. Treasury 4.375% 5/15/2034	16,801	16,807
	U.S. Treasury 4.25% 5/15/20393	109,335	106,881
	U.S. Treasury 1.375% 11/15/2040	24,540	15,493
	U.S. Treasury 1.875% 2/15/2041	24,272	16,592
	U.S. Treasury 4.75% 2/15/2041	75,066	77,108

161American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury 2.00% 11/15/2041	USD57	$39
(continued)	U.S. Treasury 2.375% 2/15/2042	2,701	1,967
	U.S. Treasury 3.25% 5/15/2042	10,848	9,021
	U.S. Treasury 4.625% 5/15/2044	63,845	63,723
	U.S. Treasury 3.00% 2/15/20493	114,305	86,618
	U.S. Treasury 2.875% 5/15/2049	19,228	14,209
	U.S. Treasury 2.875% 5/15/2052	990	726
	U.S. Treasury 4.00% 11/15/2052	8,553	7,795
	U.S. Treasury 4.125% 8/15/2053	6,390	5,954
	U.S. Treasury 4.25% 2/15/20543	256,791	244,626
			1,824,627

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 7/15/202411	23,868	23,845
inflation-protected	U.S. Treasury Inflation-Protected Security 0.25% 1/15/202511	2,983	2,923
securities	U.S. Treasury Inflation-Protected Security 0.375% 7/15/202511	5,370	5,237
1.03%	U.S. Treasury Inflation-Protected Security 0.125% 10/15/202611	5,908	5,625
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/202711	50,598	48,029
	U.S. Treasury Inflation-Protected Security 0.50% 1/15/20283,11	4,131	3,894
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/205111	—4	—4
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/205211	191	108
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/205311	29,407	24,657
			114,318

	Total U.S. Treasury bonds & notes		1,938,945
Asset-backed obligations 5.15%

	ACHV ABS Trust, Series 2023-4CP, Class A, 6.81% 11/25/20301,6	62	62
	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/20301,6	347	349
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/20261,6	107	105
	Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/20271,6	29	29
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/20281,6	1,299	1,304
	Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/20291,6	11,785	11,748
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/20291,6	3,485	3,476
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/20291,6	2,719	2,723
	Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/20281	505	507
	American Credit Acceptance Receivables Trust, Series 2023-2, Class A,
	5.89% 10/13/20261,6	201	201
	American Credit Acceptance Receivables Trust, Series 2023-4, Class B,
	6.63% 2/14/20281,6	4,033	4,067
	American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/20521,6	2,691	2,627
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/20521,6	396	387
	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A,
	5.84% 10/19/20261	602	603
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/20271	823	811
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/20271	1,109	1,057
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/20271	2,613	2,442
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A,
	2.33% 8/20/20261,6	7,689	7,450
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A,
	2.02% 2/20/20271,6	2,427	2,306
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B,
	2.96% 2/20/20271,6	623	596
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C,
	4.25% 2/20/20271,6	1,279	1,241
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A,
	1.38% 8/20/20271,6	3,445	3,184
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B,
	1.63% 8/20/20271,6	531	490

American Funds Insurance Series 162

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations (continued)

Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C,
2.13% 8/20/20271,6	USD193	$ 178
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A,
5.78% 4/20/20281,6	6,724	6,779
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A,
5.81% 12/20/20291,6	5,059	5,135
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A,
5.36% 6/20/20301,6	4,665	4,654
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A,
0.90% 10/17/20341,6	50	50
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B,
1.67% 10/17/20341,6	269	252
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC,
Series 2021-1, Class A, 2.443% 7/15/20461,6	3,388	3,036
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC,
Series 2021-1, Class B, 3.446% 7/15/20461,6	390	348
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/20281	213	214
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3,
6.51% 11/15/20271	881	886
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3,
5.53% 1/18/20281	5,539	5,529
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B,
6.80% 8/15/20291	1,400	1,420
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/20261	330	330
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/20261	210	203
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/20271	206	199
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/20271,6	157	157
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/20281,6	469	472
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/20281	105	99
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/20291,6	172	174
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/20371,6	14,639	13,075
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/20371,6	5,697	4,953
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/20371,6	628	551
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/20411,6	341	319
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/20601,6	18,497	17,537
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/20601,6	1,917	1,667
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/20601,6	3,362	3,144
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/20601,6	364	306
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/20611,6	5,994	5,495
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/20611,6	1,898	1,697
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/20621,6	14,984	14,774
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/20621,6	6,572	6,462
Chase Issuance Trust, Series 2024-A2, Class A, 4.63% 1/15/20311	8,429	8,381
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/20351,6	1,014	1,020
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/20281,6	1,635	1,646
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/20301,6	799	808
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/20451,6	1,842	1,663
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/20451,6	3,801	3,441
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/20461,6	349	307
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/20261,6	260	261
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/20261,6	247	243
CPS Auto Receivables Trust, Series 2023-D, Class A, 6.40% 6/15/20271,6	1,176	1,179
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/20271,6	566	566
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/20281,6	1,237	1,235
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/20281,6	1,481	1,476
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/20281,6	2,797	2,765
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/20291	3,441	3,358
DriveTime Auto Owner Trust, Series 2021-1, Class C, 0.84% 10/15/20261,6	39	38
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/20261,6	449	438
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/20271,6	156	156
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/20271,6	832	810

163American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations (continued)

DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/20271,6	USD224	$ 224
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/20291,6	819	826
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/20291,6	846	866
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/20451,6	333	297
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/20291,6	897	880
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/20291,6	785	777
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/20301,6	14,087	14,052
Exeter Automobile Receivables Trust, Series 2020-1, Class D, 2.73% 12/15/20251,6	154	153
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/20261	24	24
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/20261	120	120
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/20261	94	94
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 10/15/20261	457	456
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/20271	212	212
Exeter Automobile Receivables Trust, Series 2023-5, Class A3, 6.32% 3/15/20271	1,709	1,715
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/20271	2,612	2,508
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/20271	232	232
Exeter Automobile Receivables Trust, Series 2023-5, Class B, 6.58% 4/17/20281	5,028	5,082
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/20281	418	420
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/20281	271	265
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/20291	758	769
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/20291	462	467
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/20311,6	1,014	1,080
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/20371,6	17,063	16,163
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/20381,6	1,377	1,271
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/20391,6	1,726	1,665
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/20281,6	561	560
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/20291,6	312	312
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/20291,6	454	457
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/20291,6	307	310
Ford Credit Auto Owner Trust, Series 2023-A, Class A2A, 5.14% 3/15/20261	928	927
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/20281	765	765
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/20291	597	597
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/20311,6	30,070	29,669
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/20311,6	1,619	1,583
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/20351,6	4,218	4,188
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1,
4.92% 5/15/20281,6	5,833	5,799
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/20451,6	1,616	1,473
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/20461,6	1,221	1,085
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/20461,6	136	113
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/20401,6	2,240	2,077
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/20411,6	8,003	7,176
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/20411,6	2,227	2,011
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/20411,6	1,876	1,663
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/20271,6	310	310
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/20271,6	4,751	4,787
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/20281,6	1,175	1,174
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/20291,6	561	562
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/20291,6	507	512
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/20301,6	2,257	2,259
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/20261	807	807
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/20271	101	101
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3,
5.45% 6/16/20281	483	485
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4,
5.34% 12/18/20281	320	322
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/20351,6	4,815	4,825
GM Financial Revolving Receivables Trust, Series 2022-1, Class A,
5.91% 10/11/20351,6	2,703	2,781
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/20361,6	3,984	4,095
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/20281,6	1,600	1,603

American Funds Insurance Series 164

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations (continued)

GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/20301,6	USD948	$ 958
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/20251,6,8	8,590	8,590
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/20251,6	12,703	12,536
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/20251,6	1,171	1,155
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/20251,6	810	799
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/20271,6	330	330
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/20271,6	17,770	16,238
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/20271,6	1,264	1,153
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/20271,6	859	780
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/20281,6	1,174	1,054
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/20271	342	341
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.97% 6/21/20291	188	187
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/20281	160	161
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/20291	160	161
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/20261,6	54	54
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/20261,6	584	584
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/20261,6	304	300
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/20271,6	434	433
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/20271,6	706	705
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/20271,6	1,093	1,094
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/20271,6	438	438
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/20271,6	1,622	1,630
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/20281,6	861	860
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/20281,6	615	613
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/20281,6	848	854
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/20281,6	1,361	1,354
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/20281,6	3,223	3,269
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/20281,6	714	725
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/20301,6	623	628
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/20301,6	483	497
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/20311,6	123	123
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2,
(3-month USD CME Term SOFR + 1.262%) 6.586% 7/21/20301,2,6	739	740
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/20281	1,050	1,064
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/20361,6	1,265	1,276
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/20371,6	7,752	7,759
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1,
8.25% 1/15/20281,8,12	1,006	1,005
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2,
8.73% 1/15/20281,8,12	150	150
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/20281,6	3,155	3,173
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/20691,6	1,993	1,757
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/20691,6	1,142	994
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/20701,6	714	624
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/20461,6	3,880	3,494
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/20621,6	216	196
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/20621,6	3,724	3,375
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/20621,6	8,519	7,784
Nelnet Student Loan Trust, Series 2021-C, Class AFL,
(1-month USD CME Term SOFR + 0.854%) 6.193% 4/20/20621,2,6	2,767	2,750
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1,
1.91% 10/20/20611,6	50,765	45,291
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R,
(3-month USD CME Term SOFR + 1.232%) 6.555% 7/25/20301,2,6	217	217
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/20281	598	604
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/20281,6	70	68
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1,
(3-month USD CME Term SOFR + 1.162%) 6.486% 4/20/20291,2,6	51	51
PEAC Solutions Receivables, LLC, Series 2024-1, Class A2, 5.79% 6/21/20271,6	4,464	4,475
PFS Financing Corp., Series 2021-B, Class A, 0.77% 8/17/20261,6	7,884	7,833
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/20271,6	1,721	1,697

165American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations (continued)

PFS Financing Corp., Series 2023-D, Class A,
(30-day Average USD-SOFR + 1.15%) 6.483% 8/16/20271,2,6	USD1,393	$1,401
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/20281,6	1,710	1,722
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/20281,6	4,558	4,550
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/20281,6	909	914
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/20291,6	2,524	2,524
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/20261,6	91	91
Prestige Auto Receivables Trust, Series 2023-2, Class B, 6.64% 12/15/20271,6	5,088	5,150
Prodigy Finance DAC, Series 2021-1A, Class A,
(1-month USD CME Term SOFR + 1.364%) 6.71% 7/25/20511,2,6	257	255
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.87% 3/16/20261	34	34
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/20261	522	518
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/20271	917	912
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/20271	1,327	1,293
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/20271	2,074	2,016
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/20281	703	700
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/20281	856	847
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/20281	700	705
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/20261,6	6,276	6,267
SCF Equipment Leasing, LLC, Series 2024-1, Class A2, 5.88% 11/20/20291,6	3,047	3,055
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A,
5.89% 3/22/20271,6	1,101	1,102
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3,
5.47% 10/20/20281,6	624	625
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4,
5.47% 12/20/20291,6	361	363
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/20461,6	2,368	2,122
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/20461,6	436	388
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/20521,6	794	803
SMB Private Education Loan Trust, Series 2023-C, Class A1B,
(30-day Average USD-SOFR + 1.55%) 6.883% 11/15/20521,2,6	877	889
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/20461,6	2,128	1,905
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/20461,6	2,260	2,118
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/20411,6	360	332
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/20331,6	690	641
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/20331,6	780	722
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/20751,6	1,404	1,327
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/20451,6	2,358	2,155
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/20451,6	967	906
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/20451,6	1,803	1,641
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/20461,6	5,320	4,713
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/20461,6	297	262
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/20461,6	4,480	4,014
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/20451,6	3,719	3,375
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/20461,6	111	97
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/20451,6	8,775	7,868
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/20461,6	3,030	2,669
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/20461,6	295	258
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/20281	1,215	1,210
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/20281	7,985	7,957
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/20311,6	5,380	5,332
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/20261,6	1,038	1,033
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/20261,6	754	749
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87%
7/15/20261,6	59	59
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/20261,6	1,446	1,403
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/20271,6	1,799	1,801
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/20271,6	3,420	3,428
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/20271,6	3,052	3,076
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/20281,6	1,175	1,178
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/20281,6	2,219	2,226

American Funds Insurance Series 166

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Asset-backed obligations (continued)

	Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/20291,6	USD1,236	$ 1,246
	World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/20281	290	289
	World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/20291	232	232
			574,106
Municipals 1.51%

California	G.O. Bonds, Series 2009, 7.50% 4/1/2034	2,100	2,427
0.02%

Illinois	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.),
1.35%	Series 2010-C, 6.319% 11/1/2029	65	65
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.),
	Series 2009-E, 6.138% 12/1/2039	31,050	30,108
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.),
	Series 2010-D, 6.519% 12/1/2040	8,945	8,941
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds
	(Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	2,500	2,339
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	110,885	108,879

			150,332

Massachusetts	Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,500	7,572
0.07%

Texas	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds,
0.03%	Series 2020-B, 3.236% 10/1/2052	4,075	2,983

Wisconsin	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022,
0.04%	4.95% 3/1/2034	4,545	4,318

	Total municipals		167,632
Bonds & notes of governments & government agencies outside the U.S. 1.03%

	Chile (Republic of) 4.00% 1/31/2052	580	449
	Colombia (Republic of) 7.50% 2/2/2034	2,530	2,539
	Dominican Republic 5.95% 1/25/20276	8,100	8,044
	Dominican Republic 7.05% 2/3/20316	680	700
	Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR10,830	10,445
	Greece (Hellenic Republic of) 0.75% 6/18/2031	9,600	8,605
	Greece (Hellenic Republic of) 4.25% 6/15/2033	23,825	26,763
	Indonesia (Republic of), Series 96, 7.00% 2/15/2033	IDR43,391,000	2,639
	Indonesia (Republic of), Series 100, 6.625% 2/15/2034	11,783,000	698
	Indonesia (Republic of), Series 68, 8.375% 3/15/2034	53,026,000	3,538
	Paraguay (Republic of) 5.00% 4/15/2026	USD960	948
	Poland (Republic of) 5.75% 11/16/2032	555	576
	Poland (Republic of) 4.875% 10/4/2033	830	811
	Portuguese Republic 5.125% 10/15/2024	24,775	24,749
	Qatar (State of) 4.50% 4/23/20286	5,100	5,045
	Qatar (State of) 5.103% 4/23/20486	3,400	3,315
	United Mexican States 6.00% 5/7/2036	14,755	14,402

			114,266

167American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)				Principal amount	Value
				(000)	(000)

Federal agency bonds & notes 0.10%

Fannie Mae 2.125% 4/24/2026				USD11,910	$11,365

Total bonds, notes & other debt instruments (cost: $11,124,821,000)					10,815,455
Common stocks 0.00%				Shares

Energy	FORESEA Holding SA, Class C, nonvoting shares6,13			555	14
0.00%	FORESEA Holding SA, Class B6,13			61	1
Total common stocks (cost: $8,000)					15
Short-term securities 15.35%

Money market investments 15.35%

Capital Group Central Cash Fund 5.37%14,15				17,102,873	1,710,287
Total short-term securities (cost: $1,710,028,000)					1,710,287

Total investment securities 112.46% (cost: $12,834,857,000)					12,525,757
Other assets less liabilities (12.46)%					(1,388,068)

Net assets 100.00%					$11,137,689
Futures contracts

					Value and
					unrealized
					appreciation
				Notional	(depreciation)
		Number of	Expiration	amount	at 6/30/2024
Contracts	Type	contracts	date	(000)	(000)

30 Day Federal Funds Futures	Long	2,388	9/3/2024	USD942,291	$(98)
30 Day Federal Funds Futures	Long	68	11/1/2024	26,875	(201)
30 Day Federal Funds Futures	Short	68	2/3/2025	(26,956)	224
3 Month SOFR Futures	Long	802	9/18/2024	189,778	(32)
3 Month SOFR Futures	Long	385	12/18/2024	91,293	(49)
3 Month SOFR Futures	Long	179	3/19/2025	42,577	34
3 Month SOFR Futures	Short	139	6/18/2025	(33,164)	(53)
3 Month SOFR Futures	Long	1,559	9/17/2025	372,932	1,117
3 Month SOFR Futures	Long	109	3/18/2026	26,168	8
3 Month SOFR Futures	Long	380	6/17/2026	91,328	290
3 Month SOFR Futures	Short	190	6/16/2027	(45,747)	(135)
2 Year U.S. Treasury Note Futures	Long	12,370	10/3/2024	2,526,186	5,231
5 Year U.S. Treasury Note Futures	Long	14,848	10/3/2024	1,582,472	8,566
10 Year French Government Bond Futures	Long	145	9/10/2024	19,119	(278)
10 Year Euro-Bund Futures	Short	18	9/10/2024	(2,537)	(23)
10 Year Ultra U.S. Treasury Note Futures	Long	2,399	9/30/2024	272,362	2,210
10 Year U.S. Treasury Note Futures	Short	1,032	9/30/2024	(113,504)	26
20 Year U.S. Treasury Bond Futures	Short	3,306	9/30/2024	(391,141)	(4,053)
30 Year Ultra U.S. Treasury Bond Futures	Long	4,077	9/30/2024	511,027	4,611

					$17,395

American Funds Insurance Series 168

The Bond Fund of America (continued)

Forward currency contracts

						Unrealized
	Contract amount					appreciation
						(depreciation)

Currency purchased		Currency sold			Settlement	at 6/30/2024
	(000)		(000)	Counterparty	date	(000)

USD	56,655	EUR	52,030	JPMorgan Chase	7/10/2024	$902
EUR	5,400	USD	5,791	HSBC Bank	7/10/2024	(4)
EUR	12,366	USD	13,307	Morgan Stanley	7/10/2024	(57)
USD	2,593	JPY	402,470	UBS AG	7/11/2024	86
EUR	1,418	USD	1,532	BNP Paribas	7/22/2024	(11)
USD	46,933	EUR	43,691	Citibank	7/24/2024	83
USD	6,773	IDR	111,703,701	Standard Chartered Bank	7/25/2024	(53)

						$946

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

									Upfront	Unrealized
Receive				Pay					premium	appreciation
							Notional	Value at	paid	(depreciation)

	Payment				Payment	Expiration	amount	6/30/2024	(received)	at 6/30/2024
Rate	frequency		Rate		frequency	date	(000)	(000)	(000)	(000)

4.9035%	Annual		SOFR		Annual	9/14/2025	USD42,065	$ (21)	$—	$ (21)
4.4555%	Annual		SOFR		Annual	12/6/2025	USD95,750	(499)	—	(499)
3.998%	Annual		SOFR		Annual	12/4/2028	USD40,040	(182)	—	(182)
9.79%	28-day		28-day MXN-TIIE		28-day	6/15/2029	MXN329,721	181	—	181
SOFR	Annual		4.017%		Annual	6/24/2029	USD14,500	27	—	27
SOFR	Annual		3.8275%		Annual	9/1/2033	USD9,600	77	—	77
SOFR	Annual		3.997%		Annual	9/14/2033	USD9,615	(48)	—	(48)
SOFR	Annual		3.6025%		Annual	1/8/2034	USD16,295	421	—	421
SOFR	Annual		3.5685%		Annual	1/9/2034	USD19,970	570	—	570
SOFR	Annual		3.871%		Annual	3/4/2034	USD28,120	133	—	133
9.635%	28-day		28-day MXN-TIIE		28-day	6/9/2034	MXN202,507	178	—	178
SOFR	Annual		3.8575%		Annual	6/24/2034	USD7,900	44	—	44
SOFR	Annual		3.2975%		Annual	3/8/2051	USD39,095	3,059	—	3,059
SOFR	Annual		3.486%		Annual	1/17/2054	USD1,835	74	—	74

								$4,014	$—	$4,014
Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection
									Upfront	Unrealized
									premium	appreciation
							Notional	Value at	paid	(depreciation)
Reference		Financing		Payment	Expiration		amount	6/30/2024	(received)	at 6/30/2024
index		rate paid		frequency		date	(000)	(000)	(000)	(000)

CDX.NA.HY.42		5.00%		Quarterly	6/20/2029	USD85,725		$(5,377)	$(6,135)	$758
CDX.NA.IG.42		1.00%		Quarterly	6/20/2029		16,828	(346)	(384)	38

								$(5,723)	$(6,519)	$796

169American Funds Insurance Series

The Bond Fund of America (continued)

Investments in affiliates15

				Net	Net
	Value at				unrealized		Dividend
				realized	appreciation	Value at	or interest
	1/1/2024	Additions	Reductions	gain (loss)	(depreciation)	6/30/2024	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 15.35%
Money market investments 15.35%
Capital Group Central Cash Fund 5.37%14	$2,168,331	$1,373,840	$1,832,101	$(9)	$226	$1,710,287	$52,035

Restricted securities12

	Acquisition	Cost	Value	Percent
				of net
	date(s)	(000)	(000)	assets

Mission Lane Credit Card Master Trust, Series 2022-B, Class A1,
8.25% 1/15/20281,8	12/6/2022	$1,006	$1,005.01%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2,
8.73% 1/15/20281,8	12/6/2022	150	150.0016

Total		$1,156	$1,155.01%

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

2Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

3All or a portion of this security was pledged as collateral. The total value of pledged collateral was $73,386,000, which represented .66% of the net assets of the fund.

4Amount less than one thousand.

5Purchased on a TBA basis.

6Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,520,823,000, which represented 13.65% of the net assets of the fund.

7Step bond; coupon rate may change at a later date.

8Value determined using significant unobservable inputs.

9Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date. 10Scheduled interest and/or principal payment was not received.

11Index-linked bond whose principal amount moves with a government price index.

12Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $1,155,000, which represented .01% of the net assets of the fund.

13Security did not produce income during the last 12 months.

14Rate represents the seven-day yield at 6/30/2024.

15Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

16Amount less than .01%.

Key to abbreviation(s) Assn. = Association Auth. = Authority

CLO = Collateralized Loan Obligations CME = CME Group

CMO = Collateralized Mortgage Obligations DAC = Designated Activity Company

EUR = Euros

EURIBOR = Euro Interbank Offered Rate Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

Refer to the notes to financial statements.

ICE = Intercontinental Exchange, Inc. IDR = Indonesian rupiah

JPY = Japanese yen

LIBOR = London Interbank Offered Rate MXN = Mexican pesos

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate TBA = To be announced

TIIE = Equilibrium Interbank Interest Rate USD = U.S. dollars

American Funds Insurance Series 170

Capital World Bond Fund

Investment portfolio June 30, 2024			unaudited
Bonds, notes & other debt instruments 92.67%		Principal amount	Value
		(000)	(000)

Euros	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)1	EUR2,800	$ 2,598
17.59%	Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)1	680	724
	Altria Group, Inc. 3.125% 6/15/2031	800	798
	American Honda Finance Corp. 1.95% 10/18/2024	560	596
	American Tower Corp. 0.45% 1/15/2027	2,525	2,498
	American Tower Corp. 0.875% 5/21/2029	1,470	1,370
	Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	2,000	2,017
	AT&T, Inc. 1.60% 5/19/2028	2,350	2,347
	AT&T, Inc. 4.30% 11/18/2034	260	288
	Banco de Sabadell, SA 5.25% 2/7/2029
	(1-year EUR Mid-Swap + 2.40% on 2/7/2028)1	900	1,001
	Banco de Sabadell, SA 5.50% 9/8/2029
	(1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028)1	700	791
	Bank of America Corp. 3.648% 3/31/2029
	(3-month EUR-EURIBOR + 3.67% on 3/31/2028)1,2	5,000	5,352
	Banque Federative du Credit Mutuel 3.875% 6/16/2032
	(5-year EUR Mid-Swap + 2.20% on 6/16/2027)1	2,800	2,960
	Baxter International, Inc. 1.30% 5/15/2029	2,000	1,927
	Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	1,530	1,634
	Belgium (Kingdom of), Series 100, 2.85% 10/22/2034	880	919
	Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	880	887
	BPCE SA 1.00% 4/1/2025	2,900	3,043
	BPCE SA 4.50% 1/13/2033	1,400	1,552
	British American Tobacco PLC 3.00% subordinated perpetual bonds
	(5-year EUR Mid-Swap + 3.372% on 12/27/2026)1	4,980	5,036
	CaixaBank, SA 2.25% 4/17/2030
	(5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)1	3,800	3,985
	Celanese US Holdings, LLC 4.777% 7/19/2026	235	255
	Commerzbank AG 4.625% 1/17/2031
	(3-month EUR-EURIBOR + 2.10% on 1/17/2030)1	1,900	2,076
	Deutsche Bank AG 1.75% 11/19/2030
	(3-month EUR-EURIBOR + 2.05% on 11/19/2029)1	4,000	3,770
	Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	276
	Dow Chemical Co. (The) 0.50% 3/15/2027	1,110	1,095
	Egypt (Arab Republic of) 5.625% 4/16/2030	300	258
	Electricité de France SA 2.625% junior subordinated perpetual bonds
	(5-year EUR Mid-Swap + 2.86% on 6/1/2028)1	1,400	1,355
	Electricité de France SA 7.50% perpetual bonds
	(5-year EUR Mid-Swap + 4.86% on 12/6/2028)1	1,200	1,376
	Equinor ASA 1.375% 5/22/2032	3,650	3,371
	Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032
	(5-year EUR Mid-Swap + 7.588% on 12/6/2027)1	2,870	3,508
	Eurobank Ergasias Services and Holdings SA 6.25% 4/25/2034
	(5-year EUR Mid-Swap + 3.707% on 4/25/2029)1	950	1,039
	Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)1	255	274
	European Investment Bank 0.25% 1/20/2032	4,900	4,307
	European Investment Bank 1.50% 6/15/2032	1,000	963
	European Investment Bank 2.875% 1/12/2033	4,500	4,771
	European Union 0.25% 10/22/2026	610	614
	European Union 2.875% 12/6/2027	560	597
	European Union 3.125% 12/4/2030	190	205
	European Union 0% 7/4/2031	705	615
	European Union 0% 7/4/2035	220	168
	European Union 0.20% 6/4/2036	1,500	1,140
	European Union 3.375% 10/4/2039	1,700	1,812
	European Union 0.70% 7/6/2051	3,000	1,716
	European Union 3.375% 10/5/2054	540	559
	Finland (Republic of) 3.00% 9/15/2033	2,370	2,531
	French Republic O.A.T. 0.75% 2/25/2028	980	968
	French Republic O.A.T. 0% 11/25/2030	19,550	17,277
	French Republic O.A.T. 0% 5/25/2032	2,120	1,781
	French Republic O.A.T. 2.00% 11/25/2032	3,170	3,107

171American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Euros	French Republic O.A.T. 3.00% 5/25/2033	EUR1,920	$ 2,024
(continued)	French Republic O.A.T. 3.00% 11/25/2034	3,900	4,068
	French Republic O.A.T. 0.50% 5/25/2040	600	409
	French Republic O.A.T. 0.75% 5/25/2052	2,850	1,528
	Germany (Federal Republic of) 0% 10/9/2026	2,305	2,324
	Germany (Federal Republic of) 0% 11/15/2027	1,400	1,378
	Germany (Federal Republic of) 2.10% 4/12/2029	1,545	1,628
	Germany (Federal Republic of) 0% 2/15/2030	7,050	6,609
	Germany (Federal Republic of) 0% 8/15/2030	6,285	5,831
	Germany (Federal Republic of) 0% 8/15/2031	12,600	11,421
	Germany (Federal Republic of) 1.70% 8/15/2032	1,886	1,915
	Germany (Federal Republic of) 2.20% 2/15/2034	780	816
	Germany (Federal Republic of) 1.00% 5/15/2038	130	113
	Germany (Federal Republic of) 0% 8/15/2050	1,200	651
	Goldman Sachs Group, Inc. 3.375% 3/27/20252	5,000	5,340
	Greece (Hellenic Republic of) 3.875% 6/15/2028	7,155	7,859
	Greece (Hellenic Republic of) 1.50% 6/18/2030	690	665
	Greece (Hellenic Republic of) 0.75% 6/18/2031	700	627
	Greece (Hellenic Republic of) 1.75% 6/18/2032	1,915	1,806
	Greece (Hellenic Republic of) 3.90% 1/30/2033	3,200	3,500
	ING Groep NV 5.25% 11/14/2033
	(3-month EUR-EURIBOR + 2.15% on 11/14/2032)1	1,200	1,405
	Ireland (Republic of) 2.60% 10/18/2034	4,850	5,038
	Ireland (Republic of) 3.00% 10/18/2043	2,010	2,093
	Italy (Republic of) 1.85% 7/1/2025	17,700	18,650
	Italy (Republic of) 1.35% 4/1/2030	7	7
	Italy (Republic of) 4.20% 3/1/2034	11,900	12,950
	Italy (Republic of) 1.80% 3/1/2041	6,060	4,547
	KfW 0.125% 6/30/2025	590	612
	Lithuania (Republic of) 3.50% 7/3/2031	1,060	1,127
	Lithuania (Republic of) 3.50% 2/13/2034	1,620	1,716
	Magyar Export-Import Bank 6.00% 5/16/2029	1,430	1,613
	Metropolitan Life Global Funding I 0.55% 6/16/20272	2,000	1,974
	Morgan Stanley 2.103% 5/8/2026
	(3-month EUR-EURIBOR + 0.904% on 5/8/2025)1	580	612
	Morocco (Kingdom of) 1.50% 11/27/2031	1,920	1,668
	National Bank of Greece SA 8.00% 1/3/2034
	(5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029)1	1,100	1,300
	NatWest Group PLC 0.78% 2/26/2030
	(3-month EUR-EURIBOR + 0.949% on 2/26/2029)1	2,725	2,538
	NatWest Group PLC 1.043% 9/14/2032
	(5-year EUR Mid-Swap + 1.27% on 9/14/2027)1	185	179
	PepsiCo, Inc. 0.75% 10/14/2033	2,000	1,705
	Philippines (Republic of) 0.25% 4/28/2025	875	907
	Portuguese Republic 0.475% 10/18/2030	1,610	1,490
	Portuguese Republic 2.875% 10/20/2034	2,560	2,657
	Portuguese Republic 3.50% 6/18/2038	3,140	3,367
	Quebec (Province of) 0.25% 5/5/2031	920	811
	Quebec (Province of) 0.50% 1/25/2032	1,155	1,016
	Romania 2.125% 3/7/2028	1,440	1,426
	Romania 3.75% 2/7/2034	530	488
	Shell International Finance BV 1.50% 4/7/2028	2,000	2,003
	Slovak Republic 3.75% 3/6/2034	640	687
	Spain (Kingdom of) 0% 1/31/2028	900	866
	Spain (Kingdom of) 1.45% 4/30/2029	1,890	1,884
	Spain (Kingdom of) 1.25% 10/31/2030	1,295	1,241
	Spain (Kingdom of) 0.50% 10/31/2031	1,247	1,107
	Spain (Kingdom of) 3.15% 4/30/2033	3,647	3,867
	Spain (Kingdom of) 3.55% 10/31/2033	6,240	6,797
	Spain (Kingdom of) 3.25% 4/30/2034	2,630	2,789
	Spain (Kingdom of) 3.45% 10/31/2034	740	795
	Spain (Kingdom of) 1.90% 10/31/2052	1,010	710

American Funds Insurance Series 172

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Euros	State Grid Overseas Investment (2016), Ltd. 1.375% 5/2/2025	EUR441	$463
(continued)	State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	200	200
	Stryker Corp. 0.25% 12/3/2024	480	506
	Stryker Corp. 0.75% 3/1/2029	980	928
	Stryker Corp. 1.00% 12/3/2031	450	402
	TenneT Holding BV 5.25% junior subordinated perpetual bonds
	(5-year EUR-ICE Swap EURIBOR + 1.947% on 6/21/2029)1	390	416
	T-Mobile USA, Inc. 3.70% 5/8/2032	410	440
	Toyota Motor Credit Corp. 0.125% 11/5/2027	1,850	1,782
	Ukraine 4.375% 1/27/20323	2,105	599
	Verizon Communications, Inc. 3.50% 6/28/2032	1,620	1,719

			266,716

Japanese yen	Indonesia (Republic of) 0.57% 5/27/2026	JPY100,000	617
5.11%	Indonesia (Republic of), Series 31, 0.99% 5/27/2027	300,000	1,863
	Indonesia (Republic of), Series 32, 1.33% 5/25/2029	300,000	1,856
	Japan, Series 19, 0.10% 9/10/20244	480,589	3,005
	Japan, Series 346, 0.10% 3/20/2027	94,550	583
	Japan, Series 356, 0.10% 9/20/2029	2,220,800	13,460
	Japan, Series 116, 2.20% 3/20/2030	576,100	3,897
	Japan, Series 362, 0.10% 3/20/2031	737,200	4,398
	Japan, Series 374, 0.80% 3/20/2034	68,200	414
	Japan, Series 152, 1.20% 3/20/2035	608,450	3,799
	Japan, Series 21, 2.30% 12/20/2035	720,000	4,986
	Japan, Series 162, 0.60% 9/20/2037	1,966,150	11,068
	Japan, Series 179, 0.50% 12/20/2041	196,950	1,003
	Japan, Series 182, 1.10% 9/20/2042	619,850	3,463
	Japan, Series 186, 1.50% 9/20/2043	1,715,050	10,123
	Japan, Series 188, 1.60% 3/20/2044	69,000	412
	Japan, Series 37, 0.60% 6/20/2050	694,500	3,045
	Japan, Series 73, 0.70% 12/20/2051	1,568,700	6,900
	Japan, Series 74, 1.00% 3/20/2052	246,100	1,173
	Japan, Series 79, 1.20% 6/20/2053	274,400	1,363

			77,428

British pounds	American Honda Finance Corp. 0.75% 11/25/2026	GBP1,420	1,633
4.21%	Asian Development Bank 1.125% 6/10/2025	740	903
	KfW 1.125% 7/4/2025	1,165	1,418
	Lloyds Bank PLC 7.625% 4/22/2025	655	841
	Quebec (Province of) 2.25% 9/15/2026	1,870	2,239
	United Kingdom 0.125% 1/30/2026	425	504
	United Kingdom 4.25% 12/7/2027	5,910	7,502
	United Kingdom 1.625% 10/22/2028	3,690	4,231
	United Kingdom 4.75% 12/7/2030	6,920	9,111
	United Kingdom 0.25% 7/31/2031	12,845	12,494
	United Kingdom 1.00% 1/31/2032	7,120	7,215
	United Kingdom 4.25% 6/7/2032	1,310	1,678
	United Kingdom 3.25% 1/31/2033	1,090	1,292
	United Kingdom 0.625% 7/31/2035	210	181
	United Kingdom 0.875% 1/31/2046	4,917	3,067
	United Kingdom 3.75% 10/22/2053	1,870	2,023
	United Kingdom 4.375% 7/31/2054	6,285	7,577

			63,909

Chinese yuan	China (People’s Republic of), Series INBK, 2.75% 2/17/2032	CNY39,260	5,618
renminbi	China (People’s Republic of), Series INBK, 2.88% 2/25/2033	36,940	5,344
3.46%	China (People’s Republic of), Series 1910, 3.86% 7/22/2049	79,090	13,710
	China (People’s Republic of), Series INBK, 3.81% 9/14/2050	66,960	11,528
	China (People’s Republic of), Series INBK, 3.53% 10/18/2051	35,700	5,914

173American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Chinese yuan	China (People’s Republic of), Series INBK, 3.12% 10/25/2052	CNY42,610	$ 6,603
renminbi	China (People’s Republic of), Series INBK, 3.00% 10/15/2053	5,150	792
(continued)	China Development Bank Corp., Series 1814, 4.15% 10/26/2025	20,900	2,965

			52,474

Mexican pesos	América Móvil, SAB de CV 10.125% 1/22/2029	MXN32,700	1,740
2.76%	América Móvil, SAB de CV 9.50% 1/27/2031	115,680	5,912
	Petroleos Mexicanos 7.19% 9/12/2024	66,160	3,575
	United Mexican States, Series M, 7.50% 6/3/2027	251,720	12,808
	United Mexican States, Series M, 7.75% 5/29/2031	1,383	67
	United Mexican States, Series M, 7.75% 11/23/2034	124,285	5,851
	United Mexican States, Series M30, 8.50% 11/18/2038	21,100	1,023
	United Mexican States, Series M, 8.00% 11/7/2047	7,830	350
	United Mexican States, Series M, 8.00% 7/31/2053	198,770	8,779
	United Mexican States, Series S, 4.00% 10/29/20544	39,374	1,803
			41,908

Brazilian reais	Brazil (Federative Republic of) 6.00% 8/15/20244	BRL14,479	2,582
2.56%	Brazil (Federative Republic of) 0% 1/1/2025	16,000	2,719
	Brazil (Federative Republic of) 10.00% 1/1/2025	1,700	303
	Brazil (Federative Republic of) 0% 4/1/2025	118,426	19,567
	Brazil (Federative Republic of) 10.00% 1/1/2029	33,688	5,609
	Brazil (Federative Republic of) 10.00% 1/1/2031	14,573	2,356
	Brazil (Federative Republic of) 6.00% 8/15/20404	2,019	348
	Brazil (Federative Republic of) 6.00% 8/15/20504	24,150	4,073
	Brazil (Federative Republic of) 6.00% 8/15/20604	7,523	1,264
			38,821

Canadian dollars	Canada 3.50% 3/1/2028	CAD25,228	18,382
2.08%	Canada 3.25% 12/1/2033	15,230	10,904
	Canada 2.75% 12/1/2048	3,500	2,274

			31,560

South Korean won	South Korea (Republic of), Series 2503, 1.50% 3/10/2025	KRW5,183,670	3,720
1.93%	South Korea (Republic of), Series 2709, 3.125% 9/10/2027	4,513,500	3,272
	South Korea (Republic of), Series 2712, 2.375% 12/10/2027	5,158,930	3,648
	South Korea (Republic of), Series 2803, 3.25% 3/10/2028	3,998,100	2,910
	South Korea (Republic of), Series 3106, 2.00% 6/10/2031	2,131,440	1,430
	South Korea (Republic of), Series 3212, 4.25% 12/10/2032	18,379,880	14,329

			29,309

Australian dollars	Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD3,640	2,038
1.66%	Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	5,789	3,081
	Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	4,415	2,814
	New South Wales Treasury Corp. 4.75% 2/20/2035	12,509	8,104
	New South Wales Treasury Corp. 4.25% 2/20/2036	14,861	9,078

			25,115

Indonesian rupiah	Indonesia (Republic of), Series 84, 7.25% 2/15/2026	IDR22,733,000	1,399
1.39%	Indonesia (Republic of), Series 64, 6.125% 5/15/2028	20,866,000	1,247
	Indonesia (Republic of), Series 95, 6.375% 8/15/2028	92,831,000	5,582
	Indonesia (Republic of), Series 71, 9.00% 3/15/2029	26,010,000	1,718
	Indonesia (Republic of), Series 82, 7.00% 9/15/2030	2,930,000	179

American Funds Insurance Series 174

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Indonesian rupiah	Indonesia (Republic of), Series 96, 7.00% 2/15/2033	IDR139,882,000	$ 8,507
(continued)	Indonesia (Republic of), Series 100, 6.625% 2/15/2034	10,687,000	634
	Indonesia (Republic of), Series 68, 8.375% 3/15/2034	27,353,000	1,825

			21,091

Norwegian kroner	Norway (Kingdom of) 1.75% 9/6/2029	NOK25,820	2,207
0.65%	Norway (Kingdom of) 2.125% 5/18/2032	6,615	557
	Norway (Kingdom of) 3.625% 4/13/2034	75,900	7,125

			9,889

Indian rupees	Asian Development Bank 6.20% 10/6/2026	INR15,700	186
0.53%	Asian Development Bank 6.72% 2/8/2028	144,700	1,732
	European Bank for Reconstruction and Development 5.00% 1/15/2026	57,600	674
	European Bank for Reconstruction and Development 5.25% 1/12/2027	81,400	932
	European Bank for Reconstruction and Development 6.30% 10/26/2027	34,000	400
	Inter-American Development Bank 7.00% 1/25/2029	220,000	2,627
	International Bank for Reconstruction and Development 6.75% 9/8/2027	126,400	1,503

			8,054

Israeli shekels	Israel (State of) 1.30% 4/30/2032	ILS24,480	5,014
0.48%	Israel (State of) 4.00% 3/30/2035	9,030	2,207

			7,221

New Zealand dollars	New Zealand 4.50% 5/15/2030	NZD10,208	6,207
0.41%

Danish kroner	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/20435	DKK51,044	5,835
0.40%	Realkredit Danmark AS 1.00% 10/1/20535	2,587	281
			6,116

Polish zloty	Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4,900	1,068
0.23%	Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,280	2,362

			3,430

Turkish lira	Turkey (Republic of) 12.60% 10/1/2025	TRY135,945	3,141
0.23%	Turkey (Republic of) 17.80% 7/13/2033	12,175	270

			3,411

Chilean pesos	Chile (Republic of) 1.50% 3/1/20264	CLP864,239	908
0.17%	Chile (Republic of) 5.00% 10/1/2028	955,000	979
	Chile (Republic of) 6.00% 4/1/2033	675,000	713

			2,600

Malaysian	Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	MYR10,588	2,166
ringgits

0.14%

South African rand	South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR8,400	424
0.14%	South Africa (Republic of), Series R-214, 6.50% 2/28/2041	49,100	1,650

			2,074

175American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Colombian pesos	Colombia (Republic of), Series B, 7.25% 10/26/2050	COP7,150,600	$1,121
0.07%

Romanian leu	Romania 4.75% 2/24/2025	RON5,000	1,067
0.07%

Ukrainian hryvnia	Ukraine 19.50% 1/15/2025	UAH285	6
0.00%

U.S. dollars	3R Lux SARL 9.75% 2/5/20316	USD1,800	1,890
46.40%	3R Lux SARL 9.75% 2/5/2031	1,380	1,449
	7-Eleven, Inc. 0.95% 2/10/20266	520	484
	7-Eleven, Inc. 1.30% 2/10/20286	2,180	1,900
	AAR Escrow Issuer, LLC 6.75% 3/15/20296	27	28
	AbbVie, Inc. 5.05% 3/15/2034	2,790	2,783
	AbbVie, Inc. 5.35% 3/15/2044	75	74
	AbbVie, Inc. 5.40% 3/15/2054	1,265	1,252
	AbbVie, Inc. 5.50% 3/15/2064	150	148
	Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	775	696
	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/20305,6	763	767
	Advance Auto Parts, Inc. 5.95% 3/9/2028	45	45
	AerCap Ireland Capital DAC 2.45% 10/29/2026	2,102	1,962
	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/20616	660	487
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/20285,6	162	162
	AG Issuer, LLC 6.25% 3/1/20286	165	162
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/20276	88	91
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)1,6	1,147	1,185
	AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)1,6	1,560	1,550
	Albertsons Companies, Inc. 3.50% 3/15/20296	140	126
	Alcoa Nederland Holding BV 4.125% 3/31/20296	75	70
	Alfa Desarrollo SpA 4.55% 9/27/2051	476	358
	Alliance Resource Operating Partners, LP 8.625% 6/15/20296	50	51
	Alliant Holdings Intermediate, LLC 6.75% 10/15/20276	290	286
	Alliant Holdings Intermediate, LLC 5.875% 11/1/20296	120	112
	Alliant Holdings Intermediate, LLC 7.00% 1/15/20316	70	71
	Allied Universal Holdco, LLC 9.75% 7/15/20276	155	154
	Allied Universal Holdco, LLC 6.00% 6/1/20296	300	263
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/20296	200	207
	Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,700
	Amer Sports Co. 6.75% 2/16/20316	35	35
	American Credit Acceptance Receivables Trust, Series 2022-3, Class C,
	4.86% 10/13/20285,6	141	141
	American Electric Power Co., Inc. 1.00% 11/1/2025	250	235
	American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)1	1,030	1,042
	Amgen, Inc. 2.20% 2/21/2027	445	413
	Amgen, Inc. 5.25% 3/2/2030	981	989
	Amgen, Inc. 5.25% 3/2/2033	2,687	2,681
	Amgen, Inc. 5.65% 3/2/2053	1,284	1,265
	AmWINS Group, Inc. 6.375% 2/15/20296	75	75
	AmWINS Group, Inc. 4.875% 6/30/20296	135	126
	Angola (Republic of) 9.50% 11/12/2025	4,225	4,296
	Angola (Republic of) 8.25% 5/9/2028	1,115	1,050
	Anywhere Real Estate Group, LLC 5.75% 1/15/20296	110	68
	Anywhere Real Estate Group, LLC 5.25% 4/15/20306	115	69
	AP Core Holdings II, LLC, Term Loan B, (3-month USD CME Term SOFR + 5.50%)
	10.958% 9/1/20277,8	95	83
	Apple Bidco, LLC, Term Loan,
	(3-month USD CME Term SOFR + 2.75%) 8.208% 9/22/20287,8	146	146
	Aretec Group, Inc. 7.50% 4/1/20296	245	236

American Funds Insurance Series 176

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Aretec Group, Inc. 10.00% 8/15/20306	USD50	$ 54
(continued)	Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)1	1,991	1,126
	Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)1	3,025	1,274
	Aris Mining Corp. 6.875% 8/9/2026	600	565
	Artera Services, LLC 8.50% 2/15/20316	45	46
	Asbury Automotive Group, Inc. 5.00% 2/15/20326	55	50
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/20286	160	164
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/20296	55	54
	AssuredPartners, Inc. 5.625% 1/15/20296	365	342
	AT&T, Inc. 3.50% 9/15/2053	2,070	1,406
	ATI, Inc. 7.25% 8/15/2030	60	62
	Atkore, Inc. 4.25% 6/1/20316	25	22
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A,
	5.20% 10/20/20275,6	1,817	1,809
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A,
	5.81% 12/20/20295,6	996	1,011
	B&G Foods, Inc. 5.25% 4/1/2025	23	23
	B&G Foods, Inc. 5.25% 9/15/2027	210	195
	B&G Foods, Inc. 8.00% 9/15/20286	25	25
	Baldwin Insurance Group Holdings, LLC 7.125% 5/15/20316	20	20
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/20565,8	219	231
	Bank of America Corp. 2.456% 10/22/2025
	(3-month USD CME Term SOFR + 1.132% on 10/22/2024)1	847	838
	Bank of America Corp. 1.53% 12/6/2025
	(USD-SOFR + 0.65% on 12/6/2024)1	6,260	6,144
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)1	4,040	3,309
	Bank of America Corp. 5.468% 1/23/2035
	(3-month USD CME Term SOFR + 1.65% on 1/23/2034)1	1,535	1,534
	Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds
	(5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025)1	640	627
	BAT Capital Corp. 2.789% 9/6/2024	1,150	1,143
	BAT Capital Corp. 3.215% 9/6/2026	955	912
	BAT Capital Corp. 3.462% 9/6/2029	1,150	1,048
	Bath & Body Works, Inc. 6.625% 10/1/20306	120	120
	Bath & Body Works, Inc. 6.875% 11/1/2035	75	76
	Bausch Health Americas, Inc. 9.25% 4/1/20266	80	73
	Bausch Health Companies, Inc. 5.50% 11/1/20256	75	70
	Bausch Health Companies, Inc. 5.25% 2/15/20316	114	53
	Baytex Energy Corp. 7.375% 3/15/20326	85	86
	BBVA Bancomer SA 8.45% 6/29/2038
	(5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)1	2,520	2,599
	Beasley Mezzanine Holdings, LLC 8.625% 2/1/20266	30	18
	Becton, Dickinson and Co. 4.298% 8/22/2032	320	300
	Berkshire Hathaway Energy Co. 4.60% 5/1/2053	117	97
	Bidvest Group (UK) PLC 3.625% 9/23/2026	500	467
	BIP-V Chinook Holdco, LLC 5.50% 6/15/20316	400	379
	Block, Inc. 6.50% 5/15/20326	240	244
	BMW US Capital, LLC 3.90% 4/9/20256	900	889
	BMW US Capital, LLC 4.15% 4/9/20306	900	863
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)1,6	700	611
	BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)1,6	1,275	1,069
	Boeing Co. 6.259% 5/1/20276	45	45
	Boeing Co. 5.15% 5/1/2030	2,451	2,354
	Boeing Co. 3.625% 2/1/2031	718	629
	Boeing Co. 6.388% 5/1/20316	723	736
	Boeing Co. 6.528% 5/1/20346	457	468
	Boeing Co. 6.858% 5/1/20546	576	592
	Bombardier, Inc. 7.125% 6/15/20266	16	16
	Boost Newco Borrower, LLC 7.50% 1/15/20316	25	26
	Borr IHC, Ltd. 10.00% 11/15/20286	2,909	3,049
	Borr IHC, Ltd. 10.375% 11/15/20306	942	987
	Boxer Parent Co., Inc. 9.125% 3/1/20266	160	161

177American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Boyd Gaming Corp. 4.75% 6/15/20316	USD45	$ 41
(continued)	Boyne USA, Inc. 4.75% 5/15/20296	107	100
	BPCE SA 5.15% 7/21/20246	1,800	1,798
	Braskem Idesa SAPI 7.45% 11/15/2029	4,620	3,765
	Braskem Netherlands Finance BV 4.50% 1/31/2030	1,756	1,486
	Braskem Netherlands Finance BV 8.50% 1/12/2031	4,939	5,049
	Braskem Netherlands Finance BV 8.50% 1/12/20316	525	537
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	1,925	1,922
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	2,200	2,171
	British Columbia (Province of) 4.20% 7/6/2033	1,240	1,189
	Broadcom, Inc. 4.00% 4/15/20296	250	238
	Broadcom, Inc. 3.419% 4/15/20336	698	602
	Broadcom, Inc. 3.469% 4/15/20346	48	41
	Broadcom, Inc. 3.137% 11/15/20356	185	148
	Brookfield Property REIT, Inc. 5.75% 5/15/20266	95	93
	Brookfield Property REIT, Inc. 4.50% 4/1/20276	50	47
	Buffalo Energy Mexico Holdings 7.875% 2/15/20396	1,341	1,395
	Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	232	233
	BWX Technologies, Inc. 4.125% 4/15/20296	175	162
	BX Trust, Series 2021-VOLT, Class A,
	(1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/20365,6,8	1,310	1,295
	BX Trust, Series 2021-ARIA, Class A,
	(1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/20365,6,8	989	977
	Caesars Entertainment, Inc. 4.625% 10/15/20296	15	14
	Caesars Entertainment, Inc. 7.00% 2/15/20306	64	65
	Caesars Entertainment, Inc. 6.50% 2/15/20326	45	45
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)1,6	2,150	2,185
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)1,6	200	211
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)1,6	200	201
	California Resources Corp. 7.125% 2/1/20266	100	100
	Canadian Pacific Railway Co. 3.10% 12/2/2051	1,378	916
	CAN-PACK Spolka Akcyjna 3.875% 11/15/20296	90	81
	Carnival Corp. 6.00% 5/1/20296	100	99
	Catalent Pharma Solutions, Inc. 5.00% 7/15/20276	70	69
	CCO Holdings, LLC 5.125% 5/1/20276	125	120
	CCO Holdings, LLC 4.75% 3/1/20306	135	117
	CCO Holdings, LLC 4.50% 8/15/20306	240	203
	CCO Holdings, LLC 4.25% 2/1/20316	155	127
	CCO Holdings, LLC 4.50% 6/1/20336	147	116
	CCO Holdings, LLC 4.25% 1/15/20346	55	42
	Centene Corp. 2.45% 7/15/2028	40	36
	Centene Corp. 4.625% 12/15/2029	35	33
	Centene Corp. 2.50% 3/1/2031	65	53
	Central Garden & Pet Co. 4.125% 10/15/2030	74	66
	Central Garden & Pet Co. 4.125% 4/30/20316	110	97
	CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/20345,6	925	929
	Charter Communications Operating, LLC 3.75% 2/15/2028	2,650	2,464
	Charter Communications Operating, LLC 5.25% 4/1/2053	1,900	1,492
	Cheniere Energy Partners, LP 3.25% 1/31/2032	26	22
	Chesapeake Energy Corp. 5.875% 2/1/20296	115	114
	Chesapeake Energy Corp. 6.75% 4/15/20296	30	30
	Chesapeake Energy Corp. 4.875% 4/15/20323	915	19
	China Oil and Gas Group, Ltd. 4.70% 6/30/2026	5,585	5,138
	Chubb INA Holdings, LLC 3.35% 5/3/2026	195	189
	Chubb INA Holdings, LLC 4.35% 11/3/2045	425	367
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A,
	6.572% 7/10/20285,6,8	805	819
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A,
	6.015% 10/12/20405,6,8	1,240	1,243
	Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)1	2,250	2,228
	Citizens Financial Group, Inc. 5.841% 1/23/2030
	(USD-SOFR + 2.01% on 1/23/2029)1	1,380	1,376

American Funds Insurance Series 178
Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Civitas Resources, Inc. 8.75% 7/1/20316	USD90	$ 97
(continued)	Clarios Global, LP 6.25% 5/15/20266	44	44
	Clarios Global, LP 8.50% 5/15/20276	90	91
	Clarivate Science Holdings Corp. 3.875% 7/1/20286	45	42
	Clarivate Science Holdings Corp. 4.875% 7/1/20296	5	5
	Cleveland-Cliffs, Inc. 4.875% 3/1/20316	100	89
	Cloud Software Group, Inc. 6.50% 3/31/20296	235	226
	Cloud Software Group, Inc. 9.00% 9/30/20296	175	170
	Cloud Software Group, Inc., Term Loan,
	(3-month USD CME Term SOFR + 4.00%) 9.335% 3/30/20297,8	342	342
	CMS Energy Corp. 3.00% 5/15/2026	1,200	1,148
	CNX Resources Corp. 7.25% 3/1/20326	110	112
	Coinbase Global, Inc. 3.375% 10/1/20286	55	47
	Coinbase Global, Inc. 3.625% 10/1/20316	85	68
	Colombia (Republic of) 3.875% 4/25/2027	350	330
	Colombia (Republic of) 8.00% 11/14/2035	445	459
	Comcast Corp. 4.80% 5/15/2033	4,100	3,993
	CommScope Technologies, LLC 6.00% 6/15/20256	160	131
	CommScope, Inc. 6.00% 3/1/20266	53	47
	CommScope, Inc., Term Loan B,
	(3-month USD CME Term SOFR + 3.25%) 8.708% 4/6/20267,8	25	22
	Compass Group Diversified Holdings, LLC 5.25% 4/15/20296	212	201
	Compass Group Diversified Holdings, LLC 5.00% 1/15/20326	65	59
	Comstock Resources, Inc. 6.75% 3/1/20296	95	92
	Comstock Resources, Inc. 5.875% 1/15/20306	65	61
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1,
	(30-day Average USD-SOFR + 2.30%) 7.635% 5/25/20435,6,8	1,514	1,557
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2,
	(30-day Average USD-SOFR + 3.55%) 8.885% 5/25/20435,6,8	804	866
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1,
	(30-day Average USD-SOFR + 1.90%) 7.235% 6/25/20435,6,8	920	932
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2,
	(30-day Average USD-SOFR + 3.10%) 8.435% 6/25/20435,6,8	305	323
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1,
	(30-day Average USD-SOFR + 1.70%) 7.035% 7/25/20435,6,8	686	693
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2,
	(30-day Average USD-SOFR + 1.80%) 7.135% 1/25/20445,6,8	206	209
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2,
	(30-day Average USD-SOFR + 1.65%) 6.985% 5/25/20445,6,8	1,148	1,154
	Constellation Oil Services Holding SA 3.00% Cash 12/31/20269	1,127	927
	Constellium SE 3.75% 4/15/20296	125	114
	Consumers Energy Co. 3.60% 8/15/2032	1,600	1,439
	COPT Defense Properties, LP 2.75% 4/15/2031	1,212	1,003
	Corebridge Financial, Inc. 3.90% 4/5/2032	748	670
	CoreLogic, Inc. 4.50% 5/1/20286	339	308
	CoreLogic, Inc., Term Loan,
	(3-month USD CME Term SOFR + 6.50%) 11.958% 6/4/20297,8	65	64
	Coty, Inc. 5.00% 4/15/20266	95	94
	Coty, Inc. 4.75% 1/15/20296	65	62
	Coty, Inc. 6.625% 7/15/20306	95	96
	Cougar JV Subsidiary, LLC 8.00% 5/15/20326	65	67
	CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/20305,6	278	278
	Crédit Agricole SA 4.375% 3/17/20256	1,100	1,087
	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)1,6	2,675	2,575
	Crescent Energy Finance, LLC 9.25% 2/15/20286	178	188
	Crescent Energy Finance, LLC 7.625% 4/1/20326	110	112
	Crown Castle, Inc. 2.50% 7/15/2031	767	634
	CSX Corp. 3.80% 4/15/2050	75	57
	CVR Partners, LP 6.125% 6/15/20286	65	63
	Daimler Trucks Finance North America, LLC 3.65% 4/7/20276	725	694
	Darling Ingredients, Inc. 6.00% 6/15/20306	10	10
	Deluxe Corp. 8.00% 6/1/20296	20	19

179American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)1	USD850	$ 807
(continued)	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)1	1,160	1,071
	Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,155
	Diamond Sports Group, LLC 6.625% 8/15/20273,6	310	6
	Diamond Sports Group, LLC, Term Loan, 5.00% 12/2/20247,9	17	25
	Diebold Nixdorf, Inc., Term Loan,
	(3-month USD CME Term SOFR + 7.50%)
	12.826% 8/11/20286,7,8	349	362
	DIRECTV Financing, LLC 5.875% 8/15/20276	50	47
	DIRECTV Financing, LLC, Term Loan,
	(3-month USD CME Term SOFR + 5.00%) 10.458% 8/2/20277,8	41	41
	DISH DBS Corp. 5.25% 12/1/20266	15	12
	DISH Network Corp. 11.75% 11/15/20276	260	255
	Dominican Republic 5.50% 1/27/20256	1,375	1,375
	Dun & Bradstreet Corp. (The) 5.00% 12/15/20296	47	44
	Ecopetrol SA 8.625% 1/19/2029	2,460	2,591
	Ecopetrol SA 6.875% 4/29/2030	1,445	1,389
	Ecopetrol SA 8.875% 1/13/2033	1,581	1,634
	Ecopetrol SA 8.375% 1/19/2036	1,039	1,021
	Edison International 4.125% 3/15/2028	2,390	2,284
	Edison International 5.25% 11/15/2028	1,522	1,509
	Edison International 5.00% junior subordinated perpetual bonds
	(5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)1	100	95
	Egypt (Arab Republic of) 6.588% 2/21/2028	1,550	1,404
	Electricité de France SA 5.65% 4/22/20296	800	807
	Electricité de France SA 9.125% junior subordinated perpetual bonds
	(5-year UST Yield Curve Rate T Note Constant Maturity +
	5.411% on 6/15/2033)1,6	300	327
	Element Solutions, Inc. 3.875% 9/1/20286	105	97
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/20316	30	31
	Endo Finance Holdings, Inc. 8.50% 4/15/20316	190	196
	Endo International PLC, Term Loan B,
	(3-month USD CME Term SOFR + 4.50%) 9.826% 4/23/20317,8	85	85
	Enel Finance International NV 1.375% 7/12/20266	1,248	1,156
	Enel Finance International NV 1.875% 7/12/20286	1,227	1,081
	Enfragen Energia Sur SA 5.375% 12/30/2030	3,329	2,781
	Entergy Corp. 0.90% 9/15/2025	750	710
	Entergy Louisiana, LLC 4.75% 9/15/2052	1,275	1,102
	Enviri Corp. 5.75% 7/31/20276	145	138
	EQM Midstream Partners, LP 6.50% 7/1/20276	125	126
	EQM Midstream Partners, LP 6.375% 4/1/20296	20	20
	EQM Midstream Partners, LP 7.50% 6/1/20306	45	48
	EQM Midstream Partners, LP 6.50% 7/15/2048	40	40
	Equinix, Inc. 1.80% 7/15/2027	1,145	1,035
	Equinix, Inc. 2.15% 7/15/2030	3,216	2,698
	EquipmentShare.com, Inc. 9.00% 5/15/20286	90	93
	EquipmentShare.com, Inc. 8.625% 5/15/20326	15	16
	ESAB Corp. 6.25% 4/15/20296	75	76
	Eskom Holdings SOC, Ltd. 7.125% 2/11/2025	5,330	5,314
	Exeter Automobile Receivables Trust, Series 2023-5, Class B, 6.58% 4/17/20285	78	79
	Export-Import Bank of Thailand 5.354% 5/16/2029	1,420	1,427
	Fair Isaac Corp. 4.00% 6/15/20286	15	14
	Fannie Mae Pool #CB0046 3.00% 4/1/20515	1,735	1,485
	Fannie Mae Pool #MA4577 2.00% 4/1/20525	1,497	1,174
	Fannie Mae Pool #CB4852 4.50% 10/1/20525	4,281	4,043
	Fannie Mae Pool #MA4919 5.50% 2/1/20535	105	104
	Fannie Mae Pool #FS4191 5.50% 3/1/20535	225	222
	Fannie Mae Pool #BY0943 4.00% 4/1/20535	29	26
	Fannie Mae Pool #MA5027 4.00% 5/1/20535	997	913
	Fannie Mae Pool #MA5010 5.50% 5/1/20535	18	18
	Fannie Mae Pool #MA5039 5.50% 6/1/20535	64	64
	Fannie Mae Pool #CB6626 4.00% 7/1/20535	29	26

American Funds Insurance Series 180

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Fannie Mae Pool #MA5072 5.50% 7/1/20535	USD241	$ 238
(continued)	Fannie Mae Pool #BX4568 4.00% 8/1/20535	534	489
	Fannie Mae Pool #MA5177 4.00% 10/1/20535	964	882
	Fannie Mae Pool #MA5165 5.50% 10/1/20535	938	926
	Fannie Mae Pool #MA5166 6.00% 10/1/20535	2,208	2,215
	Fannie Mae Pool #MA5207 4.00% 11/1/20535	36	33
	Fannie Mae Pool #MA5191 6.00% 11/1/20535	2,604	2,613
	Fannie Mae Pool #MA5274 7.00% 2/1/20545	9,172	9,437
	Fannie Mae Pool #FS8131 5.50% 6/1/20545	1,777	1,759
	Fannie Mae Pool #FS8153 6.00% 6/1/20545	1,720	1,736
	Fannie Mae Pool #CB8755 6.00% 6/1/20545	705	710
	Fannie Mae Pool #BU4699 5.50% 7/1/20545	1,095	1,083
	Fannie Mae Pool #BU4700 6.00% 7/1/20545	935	942
	Fertitta Entertainment, LLC 6.75% 1/15/20306	25	22
	Fiesta Purchaser, Inc. 7.875% 3/1/20316	150	155
	Fiesta Purchaser, Inc., Term Loan B,
	(3-month USD CME Term SOFR + 4.00%) 9.344% 2/12/20317,8	15	15
	Finastra USA, Inc., Term Loan B,
	(3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/20292,7,8	96	97
	Finastra USA, Inc., Term Loan,
	(3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/20292,7,8	1	1
	First Quantum Minerals, Ltd. 6.875% 10/15/20276	1,880	1,839
	First Quantum Minerals, Ltd. 8.625% 6/1/20316	325	325
	First Student Bidco, Inc. 4.00% 7/31/20296	45	41
	FirstEnergy Corp., Series B, 4.15% 7/15/2027	1,763	1,693
	Ford Motor Co. 6.10% 8/19/2032	30	30
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	300	293
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	200	188
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	209
	Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	181
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	125	112
	Ford Otomotiv Sanayi AS 7.125% 4/25/20296	255	258
	Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/20335	3,975	3,711
	Freddie Mac Pool #RB5111 2.00% 5/1/20415	2,277	1,924
	Freddie Mac Pool #QE6084 5.00% 7/1/20525	989	959
	Freddie Mac Pool #SD8276 5.00% 12/1/20525	3,572	3,458
	Freddie Mac Pool #SD8331 5.50% 6/1/20535	287	283
	Freddie Mac Pool #SD8341 5.00% 7/1/20535	23	23
	Freddie Mac Pool #SD8342 5.50% 7/1/20535	762	752
	Freddie Mac Pool #RA9795 4.00% 9/1/20535	35	32
	Freddie Mac Pool #SD8362 5.50% 9/1/20535	2,752	2,716
	Freddie Mac Pool #SD8379 4.00% 10/1/20535	987	903
	Freddie Mac Pool #SD4977 5.00% 11/1/20535	31,680	30,634
	Freddie Mac Pool #SD8372 5.50% 11/1/20535	12,119	11,959
	Freddie Mac Pool #QI1357 4.00% 3/1/20545	941	862
	Freddie Mac Pool #SD8408 5.50% 3/1/20545	1,021	1,008
	Freddie Mac Pool #SD8420 5.50% 4/1/20545	1,159	1,144
	Freddie Mac Pool #SD8435 4.00% 6/1/20545	747	684
	Freddie Mac Pool #RJ1855 5.00% 6/1/20545	282	273
	Freddie Mac Pool #RJ1857 5.50% 6/1/20545	15,420	15,256
	Freddie Mac Pool #RJ1768 5.50% 6/1/20545	860	851
	Freddie Mac Pool #RJ1785 6.00% 6/1/20545	3,620	3,643
	Freddie Mac Pool #RJ1779 6.00% 6/1/20545	2,050	2,066
	Freddie Mac Pool #RJ1859 6.00% 6/1/20545	1,080	1,088
	Freddie Mac Pool #QI8872 5.50% 7/1/20545	532	526
	Freddie Mac Pool #QI8874 6.00% 7/1/20545	373	376
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3,
	Class M1B, (30-day Average USD-SOFR + 2.90%) 8.235% 4/25/20425,6,8	441	459
	FXI Holdings, Inc. 12.25% 11/15/20266	497	494
	Gartner, Inc. 3.75% 10/1/20306	70	63
	GCAT Trust, Series 2024-NQM2, Class A1,
	6.085% 6/25/2059 (7.359% on 5/1/2028)1,5,6	1,662	1,665

181American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Genesis Energy, LP 8.00% 1/15/2027	USD125	$ 128
(continued)	Genesis Energy, LP 8.25% 1/15/2029	25	26
	Genesis Energy, LP 8.875% 4/15/2030	38	40
	Genesis Energy, LP 7.875% 5/15/2032	60	61
	GeoPark, Ltd. 5.50% 1/17/2027	5,200	4,732
	Georgia (Republic of) 2.75% 4/22/20266	400	368
	Gilead Sciences, Inc. 5.25% 10/15/2033	1,342	1,352
	Gilead Sciences, Inc. 5.55% 10/15/2053	1,155	1,154
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)1	1,080	992
	Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)1	769	624
	Government National Mortgage Assn. Pool #785813 2.50% 12/20/20515	3,946	3,277
	Government National Mortgage Assn. 6.50% 7/1/20545,10	10,325	10,474
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/20635	770	574
	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds,
	Series 2020-B, 3.236% 10/1/2052	965	706
	Gray Television, Inc. 5.375% 11/15/20316	30	17
	Greenko Dutch BV 3.85% 3/29/2026	2,812	2,656
	Group 1 Automotive, Inc. 4.00% 8/15/20286	115	106
	Grupo Energia Bogota SA ESP 4.875% 5/15/20306	660	629
	Hanesbrands, Inc., Term Loan B,
	(3-month USD CME Term SOFR + 3.75%) 9.094% 3/8/20307,8	38	39
	Harvest Midstream I, LP 7.50% 9/1/20286	25	25
	Harvest Midstream I, LP 7.50% 5/15/20326	25	25
	HCA, Inc. 5.625% 9/1/2028	120	121
	HealthEquity, Inc. 4.50% 10/1/20296	80	75
	Helios Software Holdings, Inc. 8.75% 5/1/20296	200	204
	Hess Midstream Operations, LP 5.50% 10/15/20306	14	14
	Hightower Holding, LLC 6.75% 4/15/20296	235	220
	Hilcorp Energy I, LP 6.00% 4/15/20306	105	102
	Hilcorp Energy I, LP 6.00% 2/1/20316	25	24
	Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	25	24
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/20316	115	103
	Honduras (Republic of) 6.25% 1/19/2027	653	621
	Howard Hughes Corp. (The) 5.375% 8/1/20286	275	262
	Howard Hughes Corp. (The) 4.125% 2/1/20296	195	175
	Howard Hughes Corp. (The) 4.375% 2/1/20316	120	103
	Howden UK Refinance PLC 7.25% 2/15/20316	200	199
	Howden UK Refinance 2 PLC 8.125% 2/15/20326	200	199
	HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)1	305	301
	HSBC Holdings PLC 4.292% 9/12/2026
	(3-month USD CME Term SOFR + 1.609% on 9/12/2025)1	4,172	4,100
	HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)1	1,700	1,672
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)1	2,000	2,167
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)1	1,200	1,256
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/20395,6,8	396	396
	HUB International, Ltd. 7.375% 1/31/20326	65	66
	HUB International, Ltd., Term Loan B,
	(3-month USD CME Term SOFR + 3.25%) 8.575% 6/20/20307,8	4	4
	Hungary (Republic of) 5.50% 3/26/20366	290	279
	Husky Injection Molding Systems, Ltd. 9.00% 2/15/20296	120	124
	Husky Injection Molding Systems, Ltd., Term Loan B,
	(3-month USD CME Term SOFR + 5.00%) 10.326% 2/15/20297,8	55	55
	Hyundai Capital America 1.50% 6/15/20266	2,375	2,202
	Hyundai Capital America 1.65% 9/17/20266	269	248
	Hyundai Capital America 2.00% 6/15/20286	600	530
	Hyundai Capital America 6.50% 1/16/20296	132	138
	Icahn Enterprises, LP 9.75% 1/15/20296	65	67
	Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/20306	500	491
	Ingles Markets, Inc. 4.00% 6/15/20316	130	113
	Intesa Sanpaolo SpA 7.00% 11/21/20256	225	229
	IRB Infrastructure Developers, Ltd. 7.11% 3/11/20326	1,360	1,360
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/20326	55	50

American Funds Insurance Series 182

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Iron Mountain, Inc. 5.25% 7/15/20306	USD235	$ 224
(continued)	Israel (State of) 3.375% 1/15/2050	1,470	940
	Israel (State of) 3.875% 7/3/2050	795	558
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)1	1,243	1,158
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)1	58	47
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)1	575	590
	Kantar Group, LLC, Term Loan B2,
	(6-month USD CME Term SOFR + 4.50%) 10.108% 12/4/20267,8	46	46
	KB Home 6.875% 6/15/2027	50	51
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	20	17
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	245	204
	Kodiak Gas Services, LLC 7.25% 2/15/20296	10	10
	Korea Electric Power Corp. 5.375% 7/31/20266	1,290	1,294
	Korea Gas Corp. 5.00% 7/8/20296	225	225
	Kronos Acquisition Holdings, Inc. 5.00% 12/31/20266	85	87
	Kronos Acquisition Holdings, Inc. 7.00% 12/31/20276	125	129
	LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/20265,6	81	81
	LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/20275,6	651	650
	LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/20285,6	194	197
	Lamar Media Corp. 3.75% 2/15/2028	10	9
	Lamb Weston Holdings, Inc. 4.125% 1/31/20306	30	27
	LCM Investments Holdings II, LLC 4.875% 5/1/20296	110	103
	LCM Investments Holdings II, LLC 8.25% 8/1/20316	40	42
	Levi Strauss & Co. 3.50% 3/1/20316	115	100
	LGI Homes, Inc. 8.75% 12/15/20286	155	162
	Light and Wonder International, Inc. 7.00% 5/15/20286	20	20
	Lindblad Expeditions, LLC 6.75% 2/15/20276	5	5
	Live Nation Entertainment, Inc. 4.75% 10/15/20276	130	125
	Lloyds Banking Group PLC 1.627% 5/11/2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)1	7,000	6,505
	Lockheed Martin Corp. 5.20% 2/15/2064	309	292
	LSB Industries, Inc. 6.25% 10/15/20286	90	87
	Marriott International, Inc. 2.75% 10/15/2033	5	4
	Marriott Ownership Resorts, Inc. 4.50% 6/15/20296	45	41
	Marsh & McLennan Companies, Inc. 5.70% 9/15/2053	282	285
	Mastercard, Inc. 2.00% 11/18/2031	600	493
	Matador Resources Co. 6.50% 4/15/20326	50	50
	Medline Borrower, LP 5.25% 10/1/20296	40	38
	Medline Borrower, LP, Term Loan B,
	(3-month USD CME Term SOFR + 2.75%) 8.094% 10/23/20287,8	49	50
	MEG Energy Corp. 5.875% 2/1/20296	30	29
	Meituan 2.125% 10/28/2025	1,730	1,652
	Melco Resorts Finance, Ltd. 7.625% 4/17/20326	650	646
	Methanex Corp. 5.125% 10/15/2027	55	53
	Methanex Corp. 5.25% 12/15/2029	5	5
	MGM Resorts International 5.50% 4/15/2027	90	89
	Midas OpCo Holdings, LLC 5.625% 8/15/20296	115	106
	Mileage Plus Holdings, LLC 6.50% 6/20/20276	45	45
	Mineral Resources, Ltd. 8.00% 11/1/20276	155	159
	Mineral Resources, Ltd. 9.25% 10/1/20286	85	89
	Minerva Luxembourg SA 8.875% 9/13/2033	1,940	2,005
	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/20285,6	761	765
	Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/20285,6	225	227
	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/20295,6	1,094	1,094
	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/20295,6	539	539
	Molina Healthcare, Inc. 4.375% 6/15/20286	80	75
	Molina Healthcare, Inc. 3.875% 11/15/20306	75	67
	Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)1	2,164	2,018
	Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)1	1,433	1,151
	Mozambique (Republic of) 9.00% 9/15/2031	940	780
	MSCI, Inc. 3.625% 11/1/20316	210	184
	MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.014% 12/15/20565,8	336	354

183American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Murphy Oil USA, Inc. 4.75% 9/15/2029	USD48	$ 46
(continued)	MV24 Capital BV 6.748% 6/1/2034	1,104	1,055
	Nabors Industries, Inc. 7.375% 5/15/20276	55	56
	Nabors Industries, Inc. 9.125% 1/31/20306	160	166
	National Australia Bank, Ltd. 5.181% 6/11/20346	1,250	1,244
	Nationstar Mortgage Holdings, Inc. 5.125% 12/15/20306	135	124
	Navient Corp. 5.00% 3/15/2027	45	43
	Navient Corp. 4.875% 3/15/2028	145	133
	NCR Atleos, LLC, Term Loan B,
	(3-month USD CME Term SOFR + 4.75%) 10.18% 4/16/20297,8	50	50
	NCR Voyix Corp. 5.25% 10/1/20306	15	14
	Neiman Marcus Group, Ltd., LLC 7.125% 4/1/20266	85	84
	New Fortress Energy, Inc. 6.75% 9/15/20256	26	25
	New Fortress Energy, Inc. 6.50% 9/30/20266	255	235
	New Fortress Energy, Inc. 8.75% 3/15/20296	90	82
	New York Life Global Funding 1.20% 8/7/20306	2,725	2,185
	New York Life Global Funding 5.00% 1/9/20346	1,500	1,475
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/20685,6,8	606	559
	Newell Brands, Inc. 5.70% 4/1/2026	80	79
	Nexstar Media, Inc. 4.75% 11/1/20286	165	147
	NGL Energy Operating, LLC 8.125% 2/15/20296	55	56
	NGL Energy Operating, LLC 8.375% 2/15/20326	70	71
	Niagara Mohawk Power Corp. 3.508% 10/1/20246	180	179
	Norfolk Southern Corp. 5.35% 8/1/2054	496	473
	Northern Oil and Gas, Inc. 8.125% 3/1/20286	150	152
	NorthRiver Midstream Finance, LP 5.625% 2/15/20266	105	105
	NOVA Chemicals Corp. 5.25% 6/1/20276	20	19
	NOVA Chemicals Corp. 9.00% 2/15/20306	90	95
	Novelis Corp. 4.75% 1/30/20306	80	74
	Novelis Corp. 3.875% 8/15/20316	20	17
	NuStar Logistics, LP 5.625% 4/28/2027	80	79
	Occidental Petroleum Corp. 6.375% 9/1/2028	54	56
	OCP SA 3.75% 6/23/2031	500	432
	Oleoducto Central SA 4.00% 7/14/2027	879	815
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/20315,6	269	271
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/20315,6	120	121
	ONEOK, Inc. 5.80% 11/1/2030	69	71
	ONEOK, Inc. 6.05% 9/1/2033	514	529
	ONEOK, Inc. 6.625% 9/1/2053	290	310
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1,
	5.988% 3/25/2028 (6.988% on 3/1/2028)1,5,6	1,074	1,075
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1,
	6.243% 3/25/2064 (7.243% on 4/1/2028)1,5,6	2,043	2,053
	Open Text Corp. 3.875% 2/15/20286	25	23
	Option Care Health, Inc. 4.375% 10/31/20296	25	23
	Oracle Corp. 2.65% 7/15/2026	2,327	2,206
	Oracle Corp. 3.25% 11/15/2027	1,880	1,773
	Oracle Corp. 3.95% 3/25/2051	22	16
	Orange 9.00% 3/1/20311	2,434	2,904
	Osaic Holdings, Inc. 10.75% 8/1/20276	256	264
	Owens & Minor, Inc. 6.625% 4/1/20306	40	36
	Pacific Gas and Electric Co. 3.15% 1/1/2026	3,000	2,891
	Pacific Gas and Electric Co. 4.65% 8/1/2028	542	525
	Pacific Gas and Electric Co. 6.40% 6/15/2033	1,500	1,550
	Pacific Gas and Electric Co. 3.30% 8/1/2040	4,525	3,226
	PacifiCorp 5.30% 2/15/2031	800	798
	PacifiCorp 5.45% 2/15/2034	350	346
	PacifiCorp 3.30% 3/15/2051	150	97
	PacifiCorp 2.90% 6/15/2052	280	165
	PacifiCorp 5.35% 12/1/2053	525	477
	PacifiCorp 5.50% 5/15/2054	980	911
	PacifiCorp 5.80% 1/15/2055	500	485

American Funds Insurance Series 184

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Panama (Republic of) 3.75% 4/17/2026	USD465	$ 438
(continued)	Panama (Republic of) 7.50% 3/1/2031	415	435
	Panama (Republic of) 6.40% 2/14/2035	850	807
	Panama (Republic of) 8.00% 3/1/2038	755	797
	Panama (Republic of) 7.875% 3/1/2057	4,690	4,894
	Park Intermediate Holdings, LLC 4.875% 5/15/20296	65	61
	Park Intermediate Holdings, LLC 7.00% 2/1/20306	55	56
	Party City Holdings, Inc. 12.00% PIK 1/11/20296,9	1	1
	Performance Food Group, Inc. 5.50% 10/15/20276	11	11
	Permian Resources Operating, LLC 9.875% 7/15/20316	5	6
	Permian Resources Operating, LLC 7.00% 1/15/20326	25	26
	Petroleos Mexicanos 4.25% 1/15/2025	261	257
	Petroleos Mexicanos 6.875% 10/16/2025	946	943
	Petroleos Mexicanos 6.875% 8/4/2026	638	625
	Petroleos Mexicanos 6.49% 1/23/2027	5,999	5,763
	Petroleos Mexicanos 6.50% 3/13/2027	6,200	5,912
	Petroleos Mexicanos 6.84% 1/23/2030	2,384	2,100
	Petroleos Mexicanos 5.95% 1/28/2031	65	52
	Petroleos Mexicanos 6.70% 2/16/2032	779	653
	Petroleos Mexicanos 6.95% 1/28/2060	55	36
	Petrorio Luxembourg Holding SARL 6.125% 6/9/2026	910	890
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	2,128	2,074
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	188	181
	PG&E Corp. 5.00% 7/1/2028	145	140
	PG&E Corp. 5.25% 7/1/2030	175	167
	Philip Morris International, Inc. 5.125% 11/17/2027	315	315
	Philip Morris International, Inc. 2.10% 5/1/2030	634	537
	Philip Morris International, Inc. 5.75% 11/17/2032	1,554	1,587
	Philip Morris International, Inc. 5.375% 2/15/2033	1,382	1,373
	PNC Financial Services Group, Inc. 5.676% 1/22/2035
	(USD-SOFR + 1.902% on 1/22/2034)1	375	377
	POSCO Holdings, Inc. 4.875% 1/23/20276	510	504
	Post Holdings, Inc. 5.625% 1/15/20286	85	84
	Post Holdings, Inc. 5.50% 12/15/20296	80	77
	Post Holdings, Inc. 4.625% 4/15/20306	444	408
	Post Holdings, Inc. 6.25% 2/15/20326	33	33
	Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/20265,6	234	234
	Procter & Gamble Co. 3.00% 3/25/2030	338	311
	PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds
	(5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)1	1,938	1,801
	Radiology Partners, Inc. 3.50% PIK and 4.28% Cash 1/31/20296,9	172	162
	Radiology Partners, Inc. 9.78% PIK 2/15/20306,9	258	206
	Radiology Partners, Inc., Term Loan B,
	(3-month USD CME Term SOFR + 5.00%)
	1.50% PIK and 9.08% Cash 1/31/20297,8,9	9	9
	Raizen Fuels Finance SA 6.45% 3/5/20346	910	925
	Range Resources Corp. 4.75% 2/15/20306	145	136
	Real Hero Merger Sub 2, Inc. 6.25% 2/1/20296	25	21
	Reworld Holding Corp. 4.875% 12/1/20296	25	23
	RHP Hotel Properties, LP 7.25% 7/15/20286	80	83
	RHP Hotel Properties, LP 4.50% 2/15/20296	90	84
	RLJ Lodging Trust, LP 4.00% 9/15/20296	25	22
	Roller Bearing Company of America, Inc. 4.375% 10/15/20296	20	18
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/20286	75	74
	Royal Caribbean Cruises, Ltd. 7.25% 1/15/20306	4	4
	Ryan Specialty Group, LLC 4.375% 2/1/20306	45	42
	Sally Holdings, LLC 6.75% 3/1/2032	107	106
	Sands China, Ltd. 5.40% 8/8/2028	2,710	2,655
	Sands China, Ltd. 3.25% 8/8/2031	930	784
	Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,555
	Sasol Financing USA, LLC 8.75% 5/3/20292	1,330	1,354
	Sats Treasury Pte., Ltd. 4.828% 1/23/2029	350	346

185American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Saturn Oil & Gas, Inc. 9.625% 6/15/20296	USD75	$ 76
(continued)	Saudi Arabia (Kingdom of) 5.75% 1/16/20546	2,300	2,247
	Scentre Group Trust 1 3.50% 2/12/20256	210	207
	Scentre Group Trust 1 3.75% 3/23/20276	110	105
	Scientific Games Holdings, LP 6.625% 3/1/20306	46	45
	SCIH Salt Holdings, Inc. 4.875% 5/1/20286	115	107
	Sealed Air Corp. 6.125% 2/1/20286	180	180
	Sealed Air Corp. 6.50% 7/15/20326	123	122
	Serbia (Republic of) 6.25% 5/26/20286	740	750
	Service Properties Trust 8.625% 11/15/20316	60	63
	ServiceNow, Inc. 1.40% 9/1/2030	1,830	1,486
	Simmons Foods, Inc. 4.625% 3/1/20296	160	141
	Sirius XM Radio, Inc. 3.125% 9/1/20266	50	47
	Sirius XM Radio, Inc. 4.00% 7/15/20286	195	176
	Sirius XM Radio, Inc. 4.125% 7/1/20306	39	33
	Sirius XM Radio, Inc. 3.875% 9/1/20316	111	91
	SK hynix, Inc. 3.00% 9/17/2024	1,602	1,593
	SK hynix, Inc. 1.50% 1/19/2026	563	529
	SM Energy Co. 6.50% 7/15/2028	45	45
	SMB Private Education Loan Trust, Series 2023-C, Class A1B,
	(30-day Average USD-SOFR + 1.55%) 6.883% 11/15/20525,6,8	673	682
	Sonic Automotive, Inc. 4.625% 11/15/20296	45	41
	Sonic Automotive, Inc. 4.875% 11/15/20316	20	18
	Southern California Edison Co. 2.85% 8/1/2029	200	180
	Southern California Edison Co. 3.65% 2/1/2050	1,700	1,210
	Southwestern Energy Co. 5.375% 3/15/2030	55	53
	Southwestern Energy Co. 4.75% 2/1/2032	15	14
	Spirit AeroSystems, Inc. 9.375% 11/30/20296	17	18
	Spirit AeroSystems, Inc. 9.75% 11/15/20306	71	78
	Spirit AeroSystems, Inc., Term Loan,
	(3-month CME Term SOFR + 4.25%) 9.58% 1/15/20277,8	5	5
	Sprint, LLC 7.625% 3/1/2026	130	134
	Station Casinos, LLC 6.625% 3/15/20326	35	35
	Stellantis Finance US, Inc. 1.711% 1/29/20276	1,500	1,367
	Stellantis Finance US, Inc. 5.625% 1/12/20286	2,560	2,594
	Stellantis Finance US, Inc. 2.691% 9/15/20316	453	375
	Stericycle, Inc. 3.875% 1/15/20296	110	103
	Stillwater Mining Co. 4.00% 11/16/20262	2,090	1,912
	Sunoco, LP 7.00% 5/1/20296	30	31
	Sunoco, LP 4.50% 5/15/2029	290	271
	Sunoco, LP 4.50% 4/30/2030	35	32
	Surgery Center Holdings, Inc. 7.25% 4/15/20326	45	46
	SVB Financial Group 4.70% junior subordinated perpetual bonds
	(5-year UST Yield Curve Rate T Note Constant Maturity +
	3.064% on 11/15/2031)1,3	12	—11
	Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049
	(5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)1,6	400	386
	Talen Energy Supply, LLC 8.625% 6/1/20306	94	100
	Talen Energy Supply, LLC, Term Loan B,
	(3-month USD CME Term SOFR + 3.50%) 8.827% 5/17/20307,8	45	45
	Talos Production, Inc. 9.00% 2/1/20296	15	16
	Talos Production, Inc. 9.375% 2/1/20316	55	58
	Tencent Holdings, Ltd. 3.24% 6/3/20506	3,450	2,261
	Tenet Healthcare Corp. 6.125% 10/1/2028	25	25
	Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	1,429	1,290
	T-Mobile USA, Inc. 2.40% 3/15/2029	1,079	955
	T-Mobile USA, Inc. 5.65% 1/15/2053	1,400	1,380
	Toyota Motor Credit Corp. 3.375% 4/1/2030	453	417
	TransDigm, Inc. 5.50% 11/15/2027	45	44
	TransDigm, Inc. 4.875% 5/1/2029	80	75
	TransDigm, Inc. 6.875% 12/15/20306	85	87
	TransDigm, Inc. 6.625% 3/1/20326	45	46

American Funds Insurance Series 186

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Transocean Poseidon, Ltd. 6.875% 2/1/20276	USD51	$51
(continued)	Transocean Titan Financing, Ltd. 8.375% 2/1/20286	102	105
	Transocean, Inc. 8.75% 2/15/20306	36	38
	Transocean, Inc. 6.80% 3/15/2038	35	29
	Treehouse Park Improvement Association No.1 9.75% 12/1/20336,12	100	98
	Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/20405,6	251	244
	Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/20405,6	100	96
	Triumph Group, Inc. 9.00% 3/15/20286	57	60
	Truist Insurance Holdings, LLC, Term Loan,
	(1-month USD CME Term SOFR + 4.75%) 10.073% 3/8/20327,8	235	240
	U.S. Treasury 4.25% 1/31/2026	1,202	1,191
	U.S. Treasury 4.50% 4/15/2027	1,630	1,628
	U.S. Treasury 1.125% 8/31/2028	2,155	1,888
	U.S. Treasury 4.25% 2/28/2029	109	109
	U.S. Treasury 4.125% 3/31/2029	24	24
	U.S. Treasury 4.625% 4/30/2029	13	13
	U.S. Treasury 4.375% 5/15/203413	2,363	2,364
	U.S. Treasury 1.75% 8/15/204113	4,650	3,073
	U.S. Treasury 4.75% 11/15/204313	2,650	2,686
	U.S. Treasury 3.00% 8/15/204813	5,045	3,830
	U.S. Treasury 1.25% 5/15/205013	1,625	806
	U.S. Treasury 4.75% 11/15/205313	5,509	5,697
	U.S. Treasury 4.25% 2/15/2054	681	649
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/20264	818	783
	U.S. Treasury Inflation-Protected Security 2.375% 10/15/20284,13	10,330	10,468
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/20514	3,408	1,967
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/20534	179	150
	UBS Group AG 4.49% 8/5/2025
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)1,6	2,265	2,262
	UKG, Inc. 6.875% 2/1/20316	77	78
	UKG, Inc., Term Loan B,
	(3-month USD CME Term SOFR + 3.25%) 8.576% 2/10/20317,8	58	58
	Ukraine 6.876% 5/21/20313	1,269	364
	Uniform Mortgage-Backed Security 2.50% 7/1/20545,10	264	216
	Uniform Mortgage-Backed Security 3.50% 7/1/20545,10	3,096	2,741
	Uniform Mortgage-Backed Security 4.50% 7/1/20545,10	11,913	11,232
	Uniform Mortgage-Backed Security 5.00% 7/1/20545,10	24,468	23,650
	Uniform Mortgage-Backed Security 5.50% 7/1/20545,10	46,050	45,422
	Uniform Mortgage-Backed Security 6.00% 7/1/20545,10	14,274	14,316
	Uniform Mortgage-Backed Security 6.50% 7/1/20545,10	14,685	14,948
	Uniform Mortgage-Backed Security 7.00% 7/1/20545,10	386	397
	Uniform Mortgage-Backed Security 3.50% 8/1/20545,10	1,476	1,306
	Uniform Mortgage-Backed Security 4.50% 8/1/20545,10	5,000	4,715
	Uniform Mortgage-Backed Security 6.00% 8/1/20545,10	28,731	28,802
	Uniform Mortgage-Backed Security 6.50% 8/1/20545,10	11,000	11,190
	Uniform Mortgage-Backed Security 7.00% 8/1/20545,10	2,562	2,633
	United Mexican States 6.00% 5/7/2036	970	947
	United Mexican States 6.338% 5/4/2053	425	402
	United Natural Foods, Inc. 6.75% 10/15/20286	85	77
	United Rentals (North America), Inc. 3.875% 2/15/2031	130	116
	Univision Communications, Inc. 4.50% 5/1/20296	250	210
	US Foods, Inc. 4.625% 6/1/20306	35	33
	Vail Resorts, Inc. 6.50% 5/15/20326	20	20
	Valvoline, Inc. 3.625% 6/15/20316	85	73
	Velocity Vehicle Group, LLC 8.00% 6/1/20296	30	31
	Venator Material, LLC, Term Loan,
	(3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.31% Cash
	1/16/20267,8,9	24	24
	Venator Material, LLC, Term Loan,
	(USD-SOFR + 10.00%) 8.00% PIK and 7.33% Cash 10/10/20287,8,9	49	49
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/20296	35	32
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/20306	31	31

187American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Venture Global Calcasieu Pass, LLC 4.125% 8/15/20316	USD110	$99
(continued)	Venture Global LNG, Inc. 8.125% 6/1/20286	80	82
	Veralto Corp. 5.35% 9/18/20286	2,900	2,913
	Verus Securitization Trust, Series 2024-4, Class A1,
	6.218% 6/25/2069 (7.218% on 5/1/2028)1,5,6	805	808
	VICI Properties, LP 4.375% 5/15/2025	1,563	1,544
	Vital Energy, Inc. 7.875% 4/15/20326	30	31
	VZ Secured Financing BV 5.00% 1/15/20326	200	171
	W&T Offshore, Inc. 11.75% 2/1/20266	55	57
	Wand NewCo 3, Inc. 7.625% 1/30/20326	35	36
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	1,928	1,569
	Warrior Met Coal, Inc. 7.875% 12/1/20286	71	73
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/20266	320	313
	WEA Finance, LLC 3.75% 9/17/20246	535	531
	Weatherford International, Ltd. 8.625% 4/30/20306	93	96
	Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)1	4,698	4,482
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)1	1,600	1,368
	WESCO Distribution, Inc. 7.25% 6/15/20286	200	204
	WESCO Distribution, Inc. 6.625% 3/15/20326	150	152
	Western Midstream Operating, LP 3.10% 2/1/20251	85	84
	Westlake Automobile Receivables Trust, Series 2023-1, Class A2A,
	5.51% 6/15/20265,6	401	401
	Westlake Automobile Receivables Trust, Series 2023-1, Class A3,
	5.21% 1/18/20285,6	278	277
	Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/20285,6	60	60
	Westpac Banking Corp. 2.894% 2/4/2030
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)1	1,250	1,226
	WMG Acquisition Corp. 3.75% 12/1/20296	110	100
	WMG Acquisition Corp. 3.875% 7/15/20306	135	121
	WMG Acquisition Corp. 3.00% 2/15/20316	80	69
	Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)1,2,12	105	102
	Wynn Resorts Finance, LLC 7.125% 2/15/20316	43	45
	Ziggo Bond Co. BV 5.125% 2/28/20306	200	170
	Ziggo BV 4.875% 1/15/20306	300	267
			703,556

	Total bonds, notes & other debt instruments (cost: $1,497,896,000)		1,405,249
Preferred securities 0.00%		Shares

U.S. dollars	ACR III LSC Holdings, LLC, Series B, preferred shares6,12,14	48	82
0.00%
	Total preferred securities (cost: $49,000)		82

Common stocks 0.04%

U.S. dollars	Constellation Oil Services Holding SA, Class B-112,14	1,214,969	194
0.04%	Venator Materials PLC12,14	232	164
	Altera Infrastructure, LP12,14	1,441	108
	Endo, Inc.14	2,165	61
	Endo, Inc.6,14	811	23
	Endo, Inc., 1L 6.125% Escrow12,14	205,000	—11
	WeWork, Inc.12,14	968	10
	Party City Holdco, Inc.12,14	80	1
	Party City Holdco, Inc.6,12,14	1	—11
	Bighorn Permian Resources, LLC12	531	—11
	Total common stocks (cost: $1,039,000)		561

American Funds Insurance Series 188

Capital World Bond Fund (continued)

Investment funds 1.36%			Value
		Shares	(000)

Capital Group Central Corporate Bond Fund15		2,493,000	$ 20,617
Total investment funds (cost: $19,454,000)			20,617
Short-term securities 16.98%

Money market investments 13.89%

Capital Group Central Cash Fund 5.37%15,16		2,105,621	210,562
	Weighted
	average yield	Principal amount
	at acquisition	(000)

Bills & notes of governments & government agencies outside the U.S. 3.09%

Egypt (Arab Republic of) 10/1/2024	22.855%	EGP29,675	582
Egypt (Arab Republic of) 11/12/2024	22.326	43,850	837
Egypt (Arab Republic of) 11/19/2024	22.238	67,700	1,286
Egypt (Arab Republic of) 3/11/2025	21.301	94,475	1,674
Egypt (Arab Republic of) 3/18/2025	21.290	407,450	7,188
Japan Treasury 7/22/2024	0.005	JPY4,517,300	28,077
Nigeria (Republic of) 2/11/2025	18.000	NGN675,950	388
Nigeria (Republic of) 2/20/2025	17.782	901,265	518
Nigeria (Republic of) 2/25/2025	18.045	3,122,091	1,789
Nigeria (Republic of) 3/6/2025	17.824	3,750,997	2,134
Nigeria (Republic of) 3/13/2025	17.900	1,201,690	680
Nigeria (Republic of) 3/27/2025	18.586	3,072,227	1,720

			46,873

Total short-term securities (cost: $259,567,000)			257,435

Options purchased (equity style) 0.06%

Options purchased (equity style)*

Total options purchased (equity style) (cost: $786,000)

Total investment securities 111.11% (cost: $1,778,791,000)

Total options written† (0.06) (premium received: $827,000)

Other assets less liabilities (11.05)%

Net assets 100.00%

955

955

1,684,899

(920)

(167,604)

$1,516,375

*Options purchased (equity style)

Options on futures

				Notional	Value at
	Number of	Expiration	Exercise	amount	6/30/2024
Description	contracts	date	price	(000)	(000)

Put
3 Month SOFR Futures Option	427	12/13/2024	USD96.00	USD106,750	$950

189American Funds Insurance Series

Capital World Bond Fund (continued)

*Options purchased (equity style) (continued)

Options on foreign currencies

				Notional	Value at
		Expiration	Exercise	amount	6/30/2024
Description	Counterparty	date	price	(000)	(000)

Call
EUR/USD Foreign Currency Options	Citibank	7/17/2024	USD1.09	EUR4,300	$5
†Options written (equity style)
Options on futures
				Notional	Value at
Number of		Expiration	Exercise	amount	6/30/2024
Description	contracts	date	price	(000)	(000)

Put
3 Month SOFR Futures Option	823	12/13/2024	USD95.50	USD205,750	$(916)
Options on foreign currencies
				Notional	Value at
		Expiration	Exercise	amount	6/30/2024
Description	Counterparty	date	price	(000)	(000)

Put
EUR/USD Foreign Currency Options	Citibank	7/17/2024	USD1.04	EUR(4,300)	$(4)
Futures contracts

					Value and
					unrealized
					appreciation
				Notional	(depreciation)
		Number of	Expiration	amount	at 6/30/2024
Contracts	Type	contracts	date	(000)	(000)

2 Year Euro-Schatz Futures	Long	110	9/10/2024	USD12,452	$ 48
2 Year U.S. Treasury Note Futures	Long	1,291	10/3/2024	263,646	385
3 Year Australian Treasury Bond Futures	Short	1	9/17/2024	(70)	—11
5 Year Euro-Bobl Futures	Long	634	9/10/2024	79,061	546
5 Year U.S. Treasury Note Futures	Long	615	10/3/2024	65,546	477
10 Year Italy Government Bond Futures	Long	41	9/10/2024	5,062	(48)
10 Year French Government Bond Futures	Short	62	9/10/2024	(8,175)	124
10 Year Euro-Bund Futures	Short	149	9/10/2024	(21,003)	(18)
10 Year Australian Treasury Bond Futures	Short	102	9/16/2024	(7,728)	18
10 Year Japanese Government Bond Futures	Short	67	9/20/2024	(59,492)	227
10 Year UK Gilt Futures	Long	214	9/30/2024	26,394	(286)
10 Year Ultra U.S. Treasury Note Futures	Long	173	9/30/2024	19,641	(95)
10 Year U.S. Treasury Note Futures	Short	298	9/30/2024	(32,775)	(47)
20 Year U.S. Treasury Bond Futures	Long	65	9/30/2024	7,690	89
30 Year Euro-Buxl Futures	Long	24	9/10/2024	3,348	28
30 Year Ultra U.S. Treasury Bond Futures	Long	155	9/30/2024	19,428	113

					$1,561

American Funds Insurance Series 190

Capital World Bond Fund (continued)

Forward currency contracts

						Unrealized
	Contract amount					appreciation
						(depreciation)

Currency purchased		Currency sold			Settlement	at 6/30/2024
	(000)		(000)	Counterparty	date	(000)

USD	10,629	PLN	43,525	Citibank	7/3/2024	$ (182)
PLN	43,525	USD	11,086	Bank of America	7/3/2024	(275)
USD	2,246	HUF	818,090	Standard Chartered Bank	7/9/2024	28
AUD	4,100	USD	2,727	Bank of America	7/9/2024	9
USD	1,710	EUR	1,590	Morgan Stanley	7/9/2024	6
USD	1,773	EUR	1,650	HSBC Bank	7/9/2024	5
USD	1,119	EUR	1,040	JPMorgan Chase	7/9/2024	5
EUR	1,390	USD	1,494	HSBC Bank	7/9/2024	(5)
HUF	1,284,310	EUR	3,268	Goldman Sachs	7/9/2024	(21)
THB	190,470	USD	5,214	Citibank	7/9/2024	(26)
CNH	138,167	USD	19,098	UBS AG	7/9/2024	(153)
EUR	17,257	USD	18,790	Citibank	7/9/2024	(299)
JPY	1,836,980	USD	11,925	Morgan Stanley	7/9/2024	(489)
USD	3,794	GBP	2,970	Morgan Stanley	7/10/2024	39
USD	8,189	EUR	7,610	Morgan Stanley	7/10/2024	35
USD	1,892	GBP	1,480	Citibank	7/10/2024	21
CAD	11,293	USD	8,244	Morgan Stanley	7/10/2024	14
USD	2,397	EUR	2,235	JPMorgan Chase	7/10/2024	2
USD	1,050	EUR	980	Goldman Sachs	7/10/2024	—
USD	1,528	GBP	1,210	Citibank	7/10/2024	(2)
PLN	20,540	EUR	4,769	HSBC Bank	7/10/2024	(8)
PLN	4,740	USD	1,198	BNP Paribas	7/10/2024	(20)
EUR	5,100	CAD	7,616	HSBC Bank	7/10/2024	(104)
EUR	6,830	USD	7,446	Bank of America	7/10/2024	(127)
EUR	35,700	USD	38,873	JPMorgan Chase	7/10/2024	(619)
CAD	7,880	USD	5,757	BNP Paribas	7/11/2024	5
USD	911	AUD	1,367	Morgan Stanley	7/11/2024	(1)
USD	912	CAD	1,250	Bank of New York Mellon	7/11/2024	(2)
USD	2,467	AUD	3,700	Morgan Stanley	7/11/2024	(3)
USD	2,953	AUD	4,432	HSBC Bank	7/11/2024	(4)
SEK	45,500	USD	4,341	Bank of America	7/11/2024	(45)
USD	1,751	MXN	31,000	Morgan Stanley	7/12/2024	60
MYR	2,580	USD	550	Standard Chartered Bank	7/12/2024	(3)
MYR	7,900	USD	1,679	Standard Chartered Bank	7/12/2024	(3)
USD	3,532	BRL	18,700	Citibank	7/15/2024	193
USD	14,161	KRW 19,491,214		Citibank	7/15/2024	26
USD	784	KRW	1,065,590	Barclays Bank PLC	7/15/2024	12
INR	152,720	USD	1,829	JPMorgan Chase	7/15/2024	2
INR	79,000	USD	945	Bank of New York Mellon	7/15/2024	2
USD	8,185	ILS	30,290	BNP Paribas	7/17/2024	159
USD	21,639	MXN	404,520	Morgan Stanley	7/17/2024	(407)
SGD	1,400	USD	1,035	HSBC Bank	7/18/2024	(1)
JPY	2,128,568	USD	13,602	Morgan Stanley	7/18/2024	(331)
USD	2,696	GBP	2,110	HSBC Bank	7/22/2024	28
USD	4,950	NZD	8,091	Morgan Stanley	7/22/2024	22
AUD	4,120	USD	2,734	Standard Chartered Bank	7/22/2024	16
EUR	11,260	USD	12,065	UBS AG	7/22/2024	7
GBP	590	USD	746	Citibank	7/22/2024	—11
USD	1,643	AUD	2,465	HSBC Bank	7/22/2024	(2)
USD	1,529	EUR	1,430	UBS AG	7/22/2024	(4)
GBP	2,370	USD	3,007	Goldman Sachs	7/22/2024	(10)
EUR	16,582	USD	17,913	BNP Paribas	7/22/2024	(134)
TRY	7,670	USD	226	Barclays Bank PLC	7/24/2024	2
CZK	18,000	USD	775	BNP Paribas	7/24/2024	(6)
ZAR	29,130	USD	1,608	Bank of New York Mellon	7/24/2024	(10)
CZK	47,290	EUR	1,897	HSBC Bank	7/24/2024	(11)

191American Funds Insurance Series

Capital World Bond Fund (continued)

Forward currency contracts (continued)

	Contract amount					Unrealized
						appreciation

	Currency					(depreciation)
purchased		Currency sold			Settlement	at 6/30/2024
	(000)		(000)	Counterparty	date	(000)

ILS	4,200	USD	1,129	BNP Paribas	7/24/2024	$(15)
CHF	2,790	USD	3,139	JPMorgan Chase	7/24/2024	(24)
CNH	207,270	USD	28,507	Goldman Sachs	7/24/2024	(54)
USD	8,199	NOK	86,680	Morgan Stanley	7/25/2024	74
USD	996	NOK	10,495	UBS AG	7/25/2024	13
USD	755	NOK	7,930	Standard Chartered Bank	7/25/2024	11
USD	1,520	JPY	243,330	Goldman Sachs	7/25/2024	1
DKK	46,980	EUR	6,301	HSBC Bank	7/25/2024	—11
PLN	405	USD	100	Barclays Bank PLC	7/25/2024	—11
EUR	3,199	PLN	13,860	Morgan Stanley	7/25/2024	(12)
USD	10,499	DKK	73,090	HSBC Bank	7/25/2024	(13)
JPY	1,980,863	USD	12,518	JPMorgan Chase	7/25/2024	(154)
USD	26,697	BRL	145,837	JPMorgan Chase	7/30/2024	710
USD	995	BRL	5,500	Goldman Sachs	7/30/2024	15
COP	2,800,000	USD	673	Morgan Stanley	7/30/2024	(2)
USD	3,851	IDR	63,046,370	Standard Chartered Bank	7/30/2024	(2)
USD	1,068	IDR	17,556,760	Citibank	7/30/2024	(5)
CLP	3,670,820	USD	3,928	Morgan Stanley	7/30/2024	(28)
EUR	6,770	USD	7,331	Morgan Stanley	8/15/2024	(64)
USD	1,093	MXN	20,471	Morgan Stanley	9/17/2024	(11)
USD	521	MXN	9,920	BNP Paribas	9/17/2024	(14)
USD	695	MXN	13,187	Bank of New York Mellon	9/17/2024	(16)
USD	1,119	MXN	21,083	Standard Chartered Bank	9/17/2024	(18)
USD	4,196	EUR	3,900	HSBC Bank	9/18/2024	3
USD	1,549	AUD	2,320	Morgan Stanley	9/18/2024	(2)
USD	1,355	AUD	2,029	HSBC Bank	9/18/2024	(2)
JPY	570,964	CHF	3,300	UBS AG	9/18/2024	(116)
USD	3,362	BRL	17,410	Citibank	4/1/2025	346

						$(1,988)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

							Upfront	Unrealized
Receive		Pay					premium	appreciation
					Notional	Value at	paid	(depreciation)

	Payment		Payment	Expiration	amount	6/30/2024	(received)	at 6/30/2024
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

2.628%	Annual	SONIA	Annual	7/28/2024	GBP21,600	$ (61)	$ —	$ (61)
10.87%	28-day	28-day MXN-TIIE	28-day	4/17/2025	MXN772,940	(8)	—	(8)
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK83,740	21	—	21
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN14,940	(14)	—	(14)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026	MXN13,900	(52)	—	(52)
6.55%	28-day	28-day MXN-TIIE	28-day	6/17/2026	MXN43,000	(158)	—	(158)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026	MXN27,800	(103)	—	(103)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	MXN43,375	(124)	—	(124)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP13,640	(22)	—	(22)
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP10,000	398	—	398
4.96048%	Annual	SONIA	Annual	6/21/2028	GBP7,810	304	—	304
3.968%	Annual	SONIA	Annual	2/16/2029	GBP13,830	(42)	—	(42)
3.52697105%	Annual	SONIA	Annual	5/24/2029	GBP14,660	—	(22)	22
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	EUR5,930	14	—	14

American Funds Insurance Series 192

Capital World Bond Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

								Upfront	Unrealized
Receive			Pay					premium	appreciation
						Notional	Value at	paid	(depreciation)

	Payment			Payment	Expiration	amount	6/30/2024	(received)	at 6/30/2024
Rate	frequency	Rate		frequency	date	(000)	(000)	(000)	(000)

SOFR	Annual		3.4705%	Annual	2/10/2030	USD16,910	$ 465	$ —	$ 465
SONIA	Annual		4.34948%	Annual	6/21/2033	GBP4,240	(195)	—	(195)
SONIA	Annual		4.36738%	Annual	6/21/2033	GBP8,600	(409)	—	(409)
SONIA	Annual		3.9322%	Annual	2/16/2054	GBP3,550	4	—	4

							$18	$(22)	$40
Bilateral interest rate swaps

								Upfront	Unrealized
Receive			Pay					premium	appreciation
						Notional	Value at	paid	(depreciation)

	Payment		Payment		Expiration	amount	6/30/2024	(received)	at 6/30/2024
Rate	frequency	Rate	frequency	Counterparty	date	(000)	(000)	(000)	(000)

11.22441676%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL30,865	$(96)	$—	$(96)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL100,270	(195)	—	(195)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL55,145	(930)	—	(930)

							$(1,221)	$—	$(1,221)
Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection
								Upfront	Unrealized
								premium	appreciation
					Notional	Value at		paid	(depreciation)
Reference	Financing		Payment	Expiration	amount	6/30/2024		(received)	at 6/30/2024
index	rate paid		frequency	date	(000)	(000)		(000)	(000)

CDX.NA.HY.42	5.00%		Quarterly	6/20/2029	USD4,675	$(293)		$(312)	$19
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
								Upfront	Unrealized
								premium	appreciation
					Notional	Value at		paid	(depreciation)
Reference	Financing		Payment	Expiration	amount17	6/30/202418		(received)	at 6/30/2024
index	rate received		frequency	date	(000)	(000)		(000)	(000)

ITRX.EUR.IG.41	1.00%		Quarterly	6/20/2029	EUR2,980		$56	$ 71	$ (15)
CDX.NA.IG.42	1.00%		Quarterly	6/20/2029	USD99,659	2,052		2,236	(184)

						$2,108		$2,307	$(199)

193American Funds Insurance Series

Capital World Bond Fund (continued)

Investments in affiliates15

				Net	Net
	Value at				unrealized		Dividend
				realized	appreciation	Value at	or interest
	1/1/2024	Additions	Reductions	gain (loss)	(depreciation)	6/30/2024	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Investment funds 1.36%
Capital Group Central Corporate Bond Fund	$52,692	$919	$31,216	$689	$(2,467)	$20,617	$ 919
Short-term securities 13.89%
Money market investments 13.89%
Capital Group Central Cash Fund 5.37%16	177,300	302,206	268,955	(9)	20	210,562	5,802

Total 15.25%				$680	$(2,447)	$231,179	$6,721

Restricted securities2

	Acquisition	Cost	Value	Percent
				of net
	date(s)	(000)	(000)	assets

Bank of America Corp. 3.648% 3/31/2029
(3-month EUR-EURIBOR + 3.67% on 3/31/2028)1	5/19/2020	$5,882	$5,352.35%
Goldman Sachs Group, Inc. 3.375% 3/27/2025	5/19/2020	5,532	5,340.35
Metropolitan Life Global Funding I 0.55% 6/16/2027	12/11/2023	1,984	1,974.13
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	1,892	1,912.12
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	1,340	1,354.09
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)1,12	6/23/2023	102	102.01
Finastra USA, Inc., Term Loan B,
(3-month USD CME Term SOFR + 7.25%) 12.459%
9/13/20297,8	9/13/2023	95	97.01
Finastra USA, Inc., Term Loan,
(3-month USD CME Term SOFR + 7.25%) 12.581%
9/13/20297,8	9/13/2023-6/13/2024	1	1.0019

Total		$16,828	$16,132	1.06%

American Funds Insurance Series 194

Capital World Bond Fund (continued)

1Step bond; coupon rate may change at a later date.

2Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $16,132,000, which represented 1.06% of the net assets of the fund.

3Scheduled interest and/or principal payment was not received.

4Index-linked bond whose principal amount moves with a government price index.

5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

6Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $118,828,000, which represented 7.84% of the net assets of the fund.

7Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,957,000, which represented .13% of the net assets of the fund.

8Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

9Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.

10Purchased on a TBA basis.

11Amount less than one thousand.

12Value determined using significant unobservable inputs.

13All or a portion of this security was pledged as collateral. The total value of pledged collateral was $12,548,000, which represented .83% of the net assets of the fund.

14Security did not produce income during the last 12 months.

15Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

16Rate represents the seven-day yield at 6/30/2024.

17The maximum potential amount the fund may pay as a protection seller should a credit event occur.

18The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

19Amount less than .01%.

Key to abbreviation(s) Assn. = Association AUD = Australian dollars BRL = Brazilian reais

BZDIOVER = Overnight Brazilian Interbank Deposit Rate CAD = Canadian dollars

CHF = Swiss francs CLP = Chilean pesos CME = CME Group

CNH = Chinese yuan renminbi CNY = Chinese yuan

COP = Colombian pesos CZK = Czech korunas

DAC = Designated Activity Company DKK = Danish kroner

EGP = Egyptian pounds EUR = Euros

EURIBOR = Euro Interbank Offered Rate GBP = British pounds

HUF = Hungarian forints

ICE = Intercontinental Exchange, Inc. IDR = Indonesian rupiah

ILS = Israeli shekels INR = Indian rupees JPY = Japanese yen KRW = South Korean won

Refer to the notes to financial statements.

MXN = Mexican pesos MYR = Malaysian ringgits NGN = Nigerian naira NOK = Norwegian kroner NZD = New Zealand dollars PIK = Payment In Kind PLN = Polish zloty

PRIBOR = Prague Interbank Offered Rate Ref. = Refunding

REIT = Real Estate Investment Trust Rev. = Revenue

RON = Romanian leu SEK = Swedish kronor SGD = Singapore dollars

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate TBA = To be announced

THB = Thai baht

TIIE = Equilibrium Interbank Interest Rate TRY = Turkish lira

UAH = Ukrainian hryvnia USD = U.S. dollars

WIBOR = Warsaw Interbank Offer Rate ZAR = South African rand

195American Funds Insurance Series

American High-Income Trust

Investment portfolio June 30, 2024			unaudited
Bonds, notes & other debt instruments 89.85%		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans 89.63%

Energy	3R Lux SARL 9.75% 2/5/20311	USD875	$ 919
14.67%	Aethon United BR, LP 8.25% 2/15/20261	435	440
	Antero Midstream Partners, LP 5.375% 6/15/20291	570	553
	Antero Resources Corp. 7.625% 2/1/20291	244	251
	Antero Resources Corp. 5.375% 3/1/20301	130	126
	Archrock Partners, LP 6.25% 4/1/20281	170	168
	Ascent Resources Utica Holdings, LLC 7.00% 11/1/20261	2,040	2,044
	Ascent Resources Utica Holdings, LLC 9.00% 11/1/20271	170	211
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/20281	271	278
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/20291	650	636
	Baytex Energy Corp. 8.50% 4/30/20301	520	544
	Baytex Energy Corp. 7.375% 3/15/20321	1,470	1,495
	BIP-V Chinook Holdco, LLC 5.50% 6/15/20311	1,210	1,148
	Blue Racer Midstream, LLC 7.00% 7/15/20291	125	127
	Blue Racer Midstream, LLC 7.25% 7/15/20321	885	910
	Borr IHC, Ltd. 10.00% 11/15/20281	2,668	2,797
	Borr IHC, Ltd. 10.375% 11/15/20301	873	915
	California Resources Corp. 7.125% 2/1/20261	390	391
	California Resources Corp. 8.25% 6/15/20291	520	531
	Cheniere Energy Partners, LP 4.50% 10/1/2029	58	55
	Cheniere Energy, Inc. 4.625% 10/15/2028	1,041	1,011
	Chesapeake Energy Corp. 5.50% 2/1/20261	790	783
	Chesapeake Energy Corp. 5.875% 2/1/20291	1,670	1,654
	Chesapeake Energy Corp. 6.75% 4/15/20291	755	757
	Chesapeake Energy Corp. 4.875% 4/15/20322	4,300	90
	Chord Energy Corp. 6.375% 6/1/20261	190	190
	CITGO Petroleum Corp. 8.375% 1/15/20291	1,315	1,356
	Civitas Resources, Inc. 5.00% 10/15/20261	905	882
	Civitas Resources, Inc. 8.375% 7/1/20281	530	556
	Civitas Resources, Inc. 8.625% 11/1/20301	730	783
	Civitas Resources, Inc. 8.75% 7/1/20311	2,987	3,203
	CNX Midstream Partners, LP 4.75% 4/15/20301	280	253
	CNX Resources Corp. 6.00% 1/15/20291	1,504	1,473
	CNX Resources Corp. 7.375% 1/15/20311	861	881
	CNX Resources Corp. 7.25% 3/1/20321	965	985
	Comstock Resources, Inc. 6.75% 3/1/20291	805	781
	Comstock Resources, Inc. 5.875% 1/15/20301	1,095	1,020
	Constellation Oil Services Holding SA 3.00% Cash 12/31/20263	3,201	2,633
	Crescent Energy Finance, LLC 9.25% 2/15/20281	1,498	1,584
	Crescent Energy Finance, LLC 7.625% 4/1/20321	1,435	1,463
	Crescent Energy Finance, LLC 7.375% 1/15/20331	550	551
	Delek Logistics Partners, LP 8.625% 3/15/20291	365	376
	Devon Energy Corp. 5.875% 6/15/2028	202	203
	Devon Energy Corp. 4.50% 1/15/2030	493	475
	DT Midstream, Inc. 4.125% 6/15/20291	1,408	1,302
	DT Midstream, Inc. 4.375% 6/15/20311	307	280
	Ecopetrol SA 8.375% 1/19/2036	315	310
	Encino Acquisition Partners Holdings, LLC 8.50% 5/1/20281	725	739
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/20311	1,165	1,216
	Energean Israel Finance, Ltd. 4.875% 3/30/20261	225	213
	Energean Israel Finance, Ltd. 5.875% 3/30/20311	1,085	921
	Energy Transfer, LP 6.00% 2/1/20291	55	55
	EQM Midstream Partners, LP 4.125% 12/1/2026	87	84
	EQM Midstream Partners, LP 6.50% 7/1/20271	1,120	1,133
	EQM Midstream Partners, LP 5.50% 7/15/2028	586	577
	EQM Midstream Partners, LP 6.375% 4/1/20291	185	187
	EQM Midstream Partners, LP 4.75% 1/15/20311	1,690	1,581
	EQM Midstream Partners, LP 6.50% 7/15/2048	1,115	1,126
	EQT Corp. 5.00% 1/15/2029	170	167
	EQT Corp. 3.625% 5/15/20311	290	256
	Genesis Energy, LP 8.00% 1/15/2027	3,115	3,188

American Funds Insurance Series 196

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Genesis Energy, LP 7.75% 2/1/2028	USD87	$ 88
(continued)	Genesis Energy, LP 8.25% 1/15/2029	1,480	1,529
	Genesis Energy, LP 8.875% 4/15/2030	1,110	1,169
	Genesis Energy, LP 7.875% 5/15/2032	2,485	2,510
	Global Partners, LP 6.875% 1/15/2029	135	134
	Global Partners, LP 8.25% 1/15/20321	575	591
	Harbour Energy PLC 5.50% 10/15/20261	1,545	1,516
	Harvest Midstream I, LP 7.50% 9/1/20281	1,717	1,746
	Harvest Midstream I, LP 7.50% 5/15/20321	900	915
	Hess Midstream Operations, LP 5.125% 6/15/20281	156	151
	Hess Midstream Operations, LP 6.50% 6/1/20291	405	411
	Hess Midstream Operations, LP 4.25% 2/15/20301	1,430	1,314
	Hess Midstream Operations, LP 5.50% 10/15/20301	400	387
	Hilcorp Energy I, LP 6.25% 11/1/20281	145	143
	Hilcorp Energy I, LP 5.75% 2/1/20291	985	954
	Hilcorp Energy I, LP 6.00% 4/15/20301	922	891
	Hilcorp Energy I, LP 6.00% 2/1/20311	938	899
	Hilcorp Energy I, LP 6.25% 4/15/20321	970	934
	Hilcorp Energy I, LP 8.375% 11/1/20331	2,023	2,157
	Jonah Energy, LLC 12.00% 11/5/20254	852	852
	Kodiak Gas Services, LLC 7.25% 2/15/20291	655	672
	Matador Resources Co. 6.875% 4/15/20281	425	432
	Matador Resources Co. 6.50% 4/15/20321	820	821
	MEG Energy Corp. 5.875% 2/1/20291	485	472
	Mesquite Energy, Inc. 7.25% 2/15/20231,2	739	39
	Murphy Oil Corp. 6.375% 7/15/2028	243	245
	Murphy Oil USA, Inc. 3.75% 2/15/20311	820	723
	Nabors Industries, Inc. 7.375% 5/15/20271	1,190	1,211
	Nabors Industries, Inc. 9.125% 1/31/20301	1,340	1,389
	Nabors Industries, Ltd. 7.25% 1/15/20261	500	508
	New Fortress Energy, Inc. 6.75% 9/15/20251	1,038	1,008
	New Fortress Energy, Inc. 6.50% 9/30/20261	5,250	4,834
	New Fortress Energy, Inc. 8.75% 3/15/20291	2,690	2,458
	New Fortress Energy, Inc., Term Loan,
	(3-month USD CME Term SOFR + 5.00%) 10.33% 10/30/20285,6	269	262
	NGL Energy Operating, LLC 8.125% 2/15/20291	895	913
	NGL Energy Operating, LLC 8.375% 2/15/20321	1,800	1,829
	Noble Finance II, LLC 8.00% 4/15/20301	235	245
	Northern Oil and Gas, Inc. 8.125% 3/1/20281	1,985	2,009
	Northern Oil and Gas, Inc. 8.75% 6/15/20311	405	425
	NuStar Logistics, LP 6.00% 6/1/2026	286	286
	Parkland Corp. 4.625% 5/1/20301	440	402
	Permian Resources Operating, LLC 8.00% 4/15/20271	58	59
	Permian Resources Operating, LLC 9.875% 7/15/20311	1,840	2,038
	Permian Resources Operating, LLC 7.00% 1/15/20321	1,165	1,198
	Petroleos Mexicanos 6.875% 10/16/2025	350	349
	Petroleos Mexicanos 8.75% 6/2/2029	732	719
	Petroleos Mexicanos 5.95% 1/28/2031	485	391
	Petroleos Mexicanos 6.95% 1/28/2060	425	281
	Pluspetrol Camisea SA 6.24% 7/3/20361	150	150
	Range Resources Corp. 4.875% 5/15/2025	362	360
	Range Resources Corp. 8.25% 1/15/2029	585	607
	Range Resources Corp. 4.75% 2/15/20301	538	505
	Saturn Oil & Gas, Inc. 9.625% 6/15/20291	1,185	1,197
	Southwestern Energy Co. 5.375% 3/15/2030	1,290	1,247
	Southwestern Energy Co. 4.75% 2/1/2032	370	341
	Suburban Propane Partners, LP 5.00% 6/1/20311	335	302
	Sunoco, LP 6.00% 4/15/2027	547	547
	Sunoco, LP 5.875% 3/15/2028	290	289
	Sunoco, LP 7.00% 9/15/20281	1,645	1,687
	Sunoco, LP 7.00% 5/1/20291	300	308

197American Funds Insurance Series
American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Sunoco, LP 4.50% 5/15/2029	USD1,970	$ 1,844
(continued)	Sunoco, LP 4.50% 4/30/2030	1,955	1,810
	Sunoco, LP 7.25% 5/1/20321	785	813
	Tallgrass Energy Partners, LP 7.50% 10/1/20251	85	85
	Talos Production, Inc. 9.00% 2/1/20291	1,110	1,166
	Talos Production, Inc. 9.375% 2/1/20311	1,145	1,210
	Targa Resources Partners, LP 6.50% 7/15/2027	133	134
	Targa Resources Partners, LP 6.875% 1/15/2029	915	939
	Targa Resources Partners, LP 5.50% 3/1/2030	327	325
	Targa Resources Partners, LP 4.875% 2/1/2031	695	664
	Transocean Aquila, Ltd. 8.00% 9/30/20281	575	585
	Transocean Poseidon, Ltd. 6.875% 2/1/20271	474	474
	Transocean Titan Financing, Ltd. 8.375% 2/1/20281	1,032	1,066
	Transocean, Inc. 8.25% 5/15/20291	290	291
	Transocean, Inc. 8.75% 2/15/20301	512	538
	Transocean, Inc. 8.50% 5/15/20311	520	521
	Transocean, Inc. 6.80% 3/15/2038	540	448
	USA Compression Partners, LP 6.875% 9/1/2027	247	248
	USA Compression Partners, LP 7.125% 3/15/20291	700	706
	Valaris, Ltd. 8.375% 4/30/20301	450	466
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/20291	1,190	1,085
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/20301	195	198
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/20311	2,250	2,021
	Venture Global Calcasieu Pass, LLC 3.875% 11/1/20331	1,260	1,075
	Venture Global LNG, Inc. 8.125% 6/1/20281	710	732
	Venture Global LNG, Inc. 9.50% 2/1/20291	405	444
	Venture Global LNG, Inc. 8.375% 6/1/20311	1,000	1,038
	Vital Energy, Inc. 7.875% 4/15/20321	1,045	1,063
	W&T Offshore, Inc. 11.75% 2/1/20261	355	365
	Weatherford International, Ltd. 8.625% 4/30/20301	2,966	3,076
	Western Midstream Operating, LP 3.10% 2/1/20257	35	34
	Western Midstream Operating, LP 4.50% 3/1/2028	239	231
	Western Midstream Operating, LP 5.25% 2/1/20507	300	263
			130,824

Communication	Altice France Holding SA 10.50% 5/15/20271	1,080	432
services	Altice France SA 5.125% 7/15/20291	2,227	1,468
12.14%	Altice France SA 5.50% 10/15/20291	380	251
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN5,750	306
	CCO Holdings, LLC 5.50% 5/1/20261	USD102	101
	CCO Holdings, LLC 5.00% 2/1/20281	901	843
	CCO Holdings, LLC 5.375% 6/1/20291	360	328
	CCO Holdings, LLC 6.375% 9/1/20291	300	285
	CCO Holdings, LLC 4.75% 3/1/20301	3,521	3,052
	CCO Holdings, LLC 4.50% 8/15/20301	2,634	2,232
	CCO Holdings, LLC 4.25% 2/1/20311	3,093	2,528
	CCO Holdings, LLC 4.75% 2/1/20321	2,324	1,905
	CCO Holdings, LLC 4.50% 5/1/2032	1,768	1,425
	CCO Holdings, LLC 4.50% 6/1/20331	1,568	1,235
	CCO Holdings, LLC 4.25% 1/15/20341	3,431	2,607
	Charter Communications Operating, LLC 5.25% 4/1/2053	400	314
	Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/20281	570	499
	Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/20291	315	264
	Cogent Communications Group, Inc. 3.50% 5/1/20261	690	661
	Connect Finco SARL 6.75% 10/1/20261	3,510	3,391
	Consolidated Communications, Inc. 5.00% 10/1/20281	225	186
	CSC Holdings, LLC, Term Loan B,
	(3-month USD CME Term SOFR + 4.50%) 9.829% 1/18/20285,6	1,157	1,115
	Diamond Sports Group, LLC 5.375% 8/15/20261,2	503	10

American Funds Insurance Series 198

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Communication	Diamond Sports Group, LLC 6.625% 8/15/20271,2	USD1,056	$22
services	Diamond Sports Group, LLC, Term Loan, 5.00% 12/2/20243,5	87	124
(continued)	DIRECTV Financing, LLC 5.875% 8/15/20271	3,021	2,844
	DIRECTV Financing, LLC 8.875% 2/1/20301	325	318
	DIRECTV Financing, LLC, Term Loan,
	(3-month USD CME Term SOFR + 5.00%) 10.458% 8/2/20275,6	669	672
	DISH DBS Corp. 5.875% 11/15/2024	11,610	11,034
	DISH DBS Corp. 7.75% 7/1/2026	735	457
	DISH DBS Corp. 5.25% 12/1/20261	515	407
	DISH Network Corp. 11.75% 11/15/20271	5,840	5,732
	Embarq Corp. 7.995% 6/1/2036	3,649	479
	Frontier Communications Holdings, LLC 5.875% 10/15/20271	820	801
	Frontier Communications Holdings, LLC 5.00% 5/1/20281	3,315	3,127
	Frontier Communications Holdings, LLC 6.75% 5/1/20291	3,070	2,819
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	1,025	894
	Frontier Communications Holdings, LLC 6.00% 1/15/20301	1,685	1,468
	Frontier Communications Holdings, LLC 8.75% 5/15/20301	710	732
	Frontier Communications Holdings, LLC 8.625% 3/15/20311	185	191
	Gray Television, Inc. 7.00% 5/15/20271	2,580	2,378
	Gray Television, Inc. 10.50% 7/15/20291	3,560	3,583
	Gray Television, Inc. 4.75% 10/15/20301	817	491
	Gray Television, Inc. 5.375% 11/15/20311	3,725	2,115
	Gray Television, Inc., Term Loan B,
	(1-month USD CME Term SOFR + 5.25%) 10.57% 5/23/20295,6	830	790
	Intelsat Jackson Holdings SA 6.50% 3/15/20301	2,295	2,141
	Lamar Media Corp. 4.00% 2/15/2030	260	236
	Lamar Media Corp. 3.625% 1/15/2031	160	141
	Level 3 Financing, Inc. 3.75% 7/15/20291	550	173
	Ligado Networks, LLC 15.50% PIK 11/1/20231,2,3	2,558	377
	Ligado Networks, LLC, Term Loan, 17.50% PIK 11/1/20232,3,4,5	347	330
	Likewize Corp. 9.75% 10/15/20251	140	141
	Merlin Entertainments Group U.S. Holdings, Inc. 7.375% 2/15/20311	330	337
	Midas OpCo Holdings, LLC 5.625% 8/15/20291	1,975	1,826
	News Corp. 3.875% 5/15/20291	1,240	1,143
	Nexstar Media, Inc. 5.625% 7/15/20271	324	308
	Nexstar Media, Inc. 4.75% 11/1/20281	3,195	2,844
	Scripps Escrow II, Inc. 3.875% 1/15/20291	680	474
	Sirius XM Radio, Inc. 3.125% 9/1/20261	1,865	1,756
	Sirius XM Radio, Inc. 5.00% 8/1/20271	220	211
	Sirius XM Radio, Inc. 4.00% 7/15/20281	2,914	2,635
	Sirius XM Radio, Inc. 5.50% 7/1/20291	485	456
	Sirius XM Radio, Inc. 4.125% 7/1/20301	1,973	1,687
	Sirius XM Radio, Inc. 3.875% 9/1/20311	4,248	3,471
	Sprint Capital Corp. 6.875% 11/15/2028	316	335
	Sprint Capital Corp. 8.75% 3/15/2032	716	862
	Sprint, LLC 7.625% 3/1/2026	480	494
	TEGNA, Inc. 5.00% 9/15/2029	366	324
	T-Mobile USA, Inc. 3.375% 4/15/2029	860	795
	Univision Communications, Inc. 6.625% 6/1/20271	3,170	3,038
	Univision Communications, Inc. 8.00% 8/15/20281	2,455	2,396
	Univision Communications, Inc. 4.50% 5/1/20291	4,762	4,007
	Univision Communications, Inc. 7.375% 6/30/20301	2,235	2,081
	Univision Communications, Inc. 8.50% 7/31/20311	960	933
	Univision Communications, Inc., Term Loan,
	(3-month USD CME Term SOFR + 4.25%) 9.585% 6/24/20295,6	68	69
	VMED O2 UK Financing I PLC 4.25% 1/31/20311	2,375	1,975
	VZ Secured Financing BV 5.00% 1/15/20321	600	512
	WMG Acquisition Corp. 3.75% 12/1/20291	1,450	1,316

199American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Communication	WMG Acquisition Corp. 3.875% 7/15/20301	USD580	$518
services	WMG Acquisition Corp. 3.00% 2/15/20311	225	194
(continued)	Ziggo BV 4.875% 1/15/20301	865	770
			108,222

Consumer	Advance Auto Parts, Inc. 1.75% 10/1/2027	199	174
discretionary	Advance Auto Parts, Inc. 5.95% 3/9/2028	933	926
10.40%	Advance Auto Parts, Inc. 3.90% 4/15/2030	1,121	1,014
	Advance Auto Parts, Inc. 3.50% 3/15/2032	1,004	854
	Aimbridge Acquisition Co., Inc., Term Loan B,
	(3-month USD CME Term SOFR + 3.75%) 9.208% 2/2/20265,6	338	331
	Allied Universal Holdco, LLC 9.75% 7/15/20271	841	837
	Allied Universal Holdco, LLC 4.625% 6/1/20281	265	242
	Allied Universal Holdco, LLC 6.00% 6/1/20291	580	508
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/20291	1,904	1,968
	Asbury Automotive Group, Inc. 4.625% 11/15/20291	1,275	1,180
	Asbury Automotive Group, Inc. 5.00% 2/15/20321	865	784
	Bath & Body Works, Inc. 6.875% 11/1/2035	1,836	1,854
	Bath & Body Works, Inc. 6.75% 7/1/2036	875	872
	Boyd Gaming Corp. 4.75% 12/1/2027	441	425
	Boyd Gaming Corp. 4.75% 6/15/20311	345	313
	Boyne USA, Inc. 4.75% 5/15/20291	650	607
	Caesars Entertainment, Inc. 4.625% 10/15/20291	3,769	3,458
	Caesars Entertainment, Inc. 7.00% 2/15/20301	1,967	2,011
	Caesars Entertainment, Inc. 6.50% 2/15/20321	1,235	1,242
	Carnival Corp. 5.75% 3/1/20271	890	880
	Carnival Corp. 4.00% 8/1/20281	2,440	2,293
	Carnival Corp. 6.00% 5/1/20291	2,556	2,526
	Carnival Corp. 10.50% 6/1/20301	1,564	1,700
	Clarios Global, LP 6.25% 5/15/20261	140	140
	Clarios Global, LP 8.50% 5/15/20271	315	317
	Cougar JV Subsidiary, LLC 8.00% 5/15/20321	1,540	1,594
	Dana, Inc. 4.50% 2/15/2032	195	168
	Fertitta Entertainment, LLC 4.625% 1/15/20291	1,295	1,180
	Fertitta Entertainment, LLC 6.75% 1/15/20301	1,745	1,534
	First Student Bidco, Inc. 4.00% 7/31/20291	1,365	1,231
	First Student Bidco, Inc., Term Loan B,
	(3-month USD CME Term SOFR + 3.00%) 8.596% 7/21/20285,6	336	337
	First Student Bidco, Inc., Term Loan C,
	(3-month USD CME Term SOFR + 3.00%) 8.596% 7/21/20285,6	102	102
	Ford Motor Co. 3.25% 2/12/2032	210	174
	Ford Motor Co. 6.10% 8/19/2032	250	250
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	799	815
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	695	670
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	115	108
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	300	290
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	370	389
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	770	688
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,215	1,285
	Ford Otomotiv Sanayi AS 7.125% 4/25/20291	280	283
	Gap, Inc. 3.625% 10/1/20291	170	147
	Gap, Inc. 3.875% 10/1/20311	108	90
	Garrett Motion Holdings, Inc. 7.75% 5/31/20321	225	228
	Hanesbrands, Inc. 4.875% 5/15/20261	714	699
	Hanesbrands, Inc. 9.00% 2/15/20311	1,821	1,910
	Hanesbrands, Inc., Term Loan B,
	(3-month USD CME Term SOFR + 3.75%) 9.094% 3/8/20305,6	1,258	1,264
	Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	408	392
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/20311	1,045	936

American Funds Insurance Series 200

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	Hilton Grand Vacations Borrower, LLC 5.00% 6/1/20291	USD591	$ 552
discretionary	Hyundai Capital America 1.65% 9/17/20261	70	64
(continued)	International Game Technology PLC 6.50% 2/15/20251	201	201
	International Game Technology PLC 4.125% 4/15/20261	465	453
	International Game Technology PLC 5.25% 1/15/20291	1,065	1,031
	KB Home 6.875% 6/15/2027	330	338
	KB Home 7.25% 7/15/2030	330	340
	Kontoor Brands, Inc. 4.125% 11/15/20291	370	335
	LCM Investments Holdings II, LLC 4.875% 5/1/20291	4,230	3,960
	LCM Investments Holdings II, LLC 8.25% 8/1/20311	2,000	2,089
	Levi Strauss & Co. 3.50% 3/1/20311	915	793
	LGI Homes, Inc. 8.75% 12/15/20281	445	464
	Light and Wonder International, Inc. 7.00% 5/15/20281	735	739
	Light and Wonder International, Inc. 7.25% 11/15/20291	960	981
	Light and Wonder International, Inc. 7.50% 9/1/20311	305	315
	Lindblad Expeditions, LLC 6.75% 2/15/20271	205	203
	Lithia Motors, Inc. 3.875% 6/1/20291	1,090	980
	Lithia Motors, Inc. 4.375% 1/15/20311	700	624
	M.D.C. Holdings, Inc. 6.00% 1/15/2043	803	846
	Marriott Ownership Resorts, Inc. 4.50% 6/15/20291	690	635
	Melco Resorts Finance, Ltd. 5.75% 7/21/20281	595	558
	Merlin Entertainments PLC 5.75% 6/15/20261	492	485
	MGM Resorts International 5.50% 4/15/2027	200	197
	Motel 6 Operating, LP, Term Loan B,
	(3-month USD CME Term SOFR + 5.00%) 10.446% 9/9/20265,6	227	228
	NCL Corp., Ltd. 5.875% 2/15/20271	375	370
	NCL Corp., Ltd. 7.75% 2/15/20291	360	375
	Neiman Marcus Group, Ltd., LLC 7.125% 4/1/20261	1,650	1,632
	Newell Brands Inc. 6.625% 9/15/2029	435	427
	Party City Holdings, Inc. 0% 10/12/20284	500	—8
	Party City Holdings, Inc. 12.00% PIK 1/11/20291,3	2,366	2,285
	PENN Entertainment, Inc. 4.125% 7/1/20291	15	13
	QVC, Inc. 4.45% 2/15/2025	580	571
	Rakuten Group, Inc. 9.75% 4/15/20291	375	387
	RHP Hotel Properties, LP 7.25% 7/15/20281	492	509
	RHP Hotel Properties, LP 4.50% 2/15/20291	660	619
	Royal Caribbean Cruises, Ltd. 5.50% 8/31/20261	70	69
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/20281	435	430
	Royal Caribbean Cruises, Ltd. 8.25% 1/15/20291	860	909
	Royal Caribbean Cruises, Ltd. 9.25% 1/15/20291	60	64
	Royal Caribbean Cruises, Ltd. 7.25% 1/15/20301	553	573
	Royal Caribbean Cruises, Ltd. 6.25% 3/15/20321	1,725	1,741
	Sally Holdings, LLC 6.75% 3/1/2032	1,792	1,772
	Scientific Games Holdings, LP 6.625% 3/1/20301	805	785
	Scientific Games Holdings, LP, Term Loan,
	(3-month USD CME Term SOFR + 3.00%) 8.306% 4/4/20295,6	497	497
	Service Corp. International 4.00% 5/15/2031	305	272
	Sonic Automotive, Inc. 4.625% 11/15/20291	1,735	1,568
	Sonic Automotive, Inc. 4.875% 11/15/20311	2,525	2,225
	Station Casinos, LLC 6.625% 3/15/20321	320	319
	STL Holding Co., LLC 8.75% 2/15/20291	295	308
	Tempur Sealy International, Inc. 4.00% 4/15/20291	95	86
	Travel + Leisure Co. 4.50% 12/1/20291	370	341
	Universal Entertainment Corp. 8.75% 12/11/20241	4,610	4,966
	Vail Resorts, Inc. 6.50% 5/15/20321	1,075	1,089
	Valvoline, Inc. 3.625% 6/15/20311	630	544
	Velocity Vehicle Group, LLC 8.00% 6/1/20291	710	731
	Wand NewCo 3, Inc. 7.625% 1/30/20321	1,435	1,483
	Wand NewCo 3, Inc., Term Loan B,
	(3-month USD CME Term SOFR + 3.75%) 9.094% 1/30/20315,6	420	423
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/20261	1,040	1,018

201American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	Wyndham Hotels & Resorts, Inc. 4.375% 8/15/20281	USD455	$ 424
discretionary	Wynn Resorts Finance, LLC 5.125% 10/1/20291	482	459
(continued)	Wynn Resorts Finance, LLC 7.125% 2/15/20311	247	256
	ZF North America Capital, Inc. 4.75% 4/29/20251	300	296
	ZF North America Capital, Inc. 7.125% 4/14/20301	250	259
			92,726

Health care	AdaptHealth, LLC 6.125% 8/1/20281	535	511
9.26%	AdaptHealth, LLC 4.625% 8/1/20291	1,015	881
	AdaptHealth, LLC 5.125% 3/1/20301	1,475	1,292
	AthenaHealth Group, Inc. 6.50% 2/15/20301	1,295	1,193
	Avantor Funding, Inc. 4.625% 7/15/20281	2,040	1,943
	Avantor Funding, Inc. 3.875% 11/1/20291	905	824
	Bausch + Lomb Corp., Term Loan B,
	(3-month USD CME Term SOFR + 3.25%) 8.689% 5/10/20275,6	450	446
	Bausch Health Americas, Inc. 9.25% 4/1/20261	619	561
	Bausch Health Americas, Inc. 8.50% 1/31/20271	716	499
	Bausch Health Companies, Inc. 5.50% 11/1/20251	4,599	4,288
	Bausch Health Companies, Inc. 9.00% 12/15/20251	1,256	1,139
	Bausch Health Companies, Inc. 6.125% 2/1/20271	245	204
	Bausch Health Companies, Inc. 5.75% 8/15/20271	875	698
	Bausch Health Companies, Inc. 5.00% 1/30/20281	982	517
	Bausch Health Companies, Inc. 4.875% 6/1/20281	3,610	2,706
	Bausch Health Companies, Inc. 7.25% 5/30/20291	340	177
	Bausch Health Companies, Inc. 5.25% 1/30/20301	1,732	814
	Bausch Health Companies, Inc. 5.25% 2/15/20311	3,317	1,555
	Bausch Health Companies, Inc., Term Loan,
	(3-month USD CME Term SOFR + 5.25%) 10.694% 2/1/20275,6	351	321
	Catalent Pharma Solutions, Inc. 5.00% 7/15/20271	815	800
	Catalent Pharma Solutions, Inc. 3.125% 2/15/20291	455	436
	Catalent Pharma Solutions, Inc. 3.50% 4/1/20301	1,078	1,033
	Catalent Pharma Solutions, Inc., Term Loan B4,
	(3-month USD CME Term SOFR + 3.00%) 8.344% 2/22/20285,6	562	563
	Centene Corp. 4.25% 12/15/2027	337	322
	Centene Corp. 4.625% 12/15/2029	1,495	1,415
	Centene Corp. 3.375% 2/15/2030	217	193
	Centene Corp. 3.00% 10/15/2030	295	252
	Centene Corp. 2.50% 3/1/2031	1,125	924
	Centene Corp. 2.625% 8/1/2031	615	506
	Charles River Laboratories International, Inc. 4.25% 5/1/20281	186	176
	Charles River Laboratories International, Inc. 3.75% 3/15/20291	680	621
	CHS / Community Health Systems, Inc. 5.625% 3/15/20271	1,510	1,407
	CHS / Community Health Systems, Inc. 5.25% 5/15/20301	1,845	1,523
	CHS / Community Health Systems, Inc. 4.75% 2/15/20311	1,020	803
	CHS / Community Health Systems, Inc. 10.875% 1/15/20321	185	193
	Concentra Escrow Issuer Corp. 6.875% 7/15/20321	405	411
	DaVita, Inc. 4.625% 6/1/20301	690	624
	Endo Finance Holdings, Inc. 8.50% 4/15/20311	2,855	2,950
	Endo International PLC, Term Loan B,
	(3-month USD CME Term SOFR + 4.50%) 9.826% 4/23/20315,6	2,170	2,168
	Fortrea Holdings, Inc., Term Loan B,
	(3-month USD CME Term SOFR + 3.75%) 9.094% 7/1/20305,6	178	178
	Grifols SA 4.75% 10/15/20281	1,960	1,693
	Grifols, SA 7.50% 5/1/20304	EUR1,400	1,499
	HCA, Inc. 5.625% 9/1/2028	USD1,300	1,312
	HCA, Inc. 3.50% 9/1/2030	180	162
	HCA, Inc. 4.625% 3/15/2052	233	188
	HCA, Inc. 7.50% 11/15/2095	250	270
	Hologic, Inc. 3.25% 2/15/20291	415	373

American Funds Insurance Series 202

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Health care	IQVIA, Inc. 5.00% 10/15/20261	USD603	$ 592
(continued)	IQVIA, Inc. 6.50% 5/15/20301	245	249
	Jazz Securities DAC 4.375% 1/15/20291	261	242
	Mallinckrodt International Finance SA 14.75% 11/14/20281	284	309
	Medline Borrower, LP 3.875% 4/1/20291	225	207
	Medline Borrower, LP 6.25% 4/1/20291	1,114	1,128
	Medline Borrower, LP 5.25% 10/1/20291	1,760	1,681
	Medline Borrower, LP, Term Loan B,
	(3-month USD CME Term SOFR + 2.75%) 8.094% 10/23/20285,6	556	558
	Molina Healthcare, Inc. 4.375% 6/15/20281	830	782
	Molina Healthcare, Inc. 3.875% 11/15/20301	2,514	2,237
	Molina Healthcare, Inc. 3.875% 5/15/20321	2,650	2,299
	Option Care Health, Inc. 4.375% 10/31/20291	290	266
	Owens & Minor, Inc. 4.50% 3/31/20291	1,710	1,476
	Owens & Minor, Inc. 6.625% 4/1/20301	2,310	2,102
	Radiology Partners, Inc. 3.50% PIK and 4.28% Cash 1/31/20291,3	2,468	2,317
	Radiology Partners, Inc. 9.78% PIK 2/15/20301,3	2,427	1,945
	Radiology Partners, Inc., Term Loan B,
	(3-month USD CME Term SOFR + 5.00%)
	1.50% PIK and 9.08% Cash 1/31/20293,5,6	1,761	1,675
	Select Medical Corp. 6.25% 8/15/20261	554	557
	Star Parent, Inc. 9.00% 10/1/20301	560	589
	Sterigenics-Nordion Holdings, LLC 7.375% 6/1/20311	365	366
	Surgery Center Holdings, Inc. 7.25% 4/15/20321	495	501
	Surgery Center Holdings, Inc., Term Loan B2,
	(1-month USD CME Term SOFR + 2.75%) 8.092% 12/19/20305,6	345	346
	Team Health Holdings, Inc. 6.375% 2/1/20251	244	234
	Team Health Holdings, Inc., Term Loan B,
	(3-month USD CME Term SOFR + 5.25%) 10.58% 3/2/20275,6	271	253
	Tenet Healthcare Corp. 6.25% 2/1/2027	500	500
	Tenet Healthcare Corp. 5.125% 11/1/2027	265	260
	Tenet Healthcare Corp. 4.625% 6/15/2028	440	419
	Tenet Healthcare Corp. 6.125% 10/1/2028	460	458
	Tenet Healthcare Corp. 4.25% 6/1/2029	1,535	1,431
	Tenet Healthcare Corp. 4.375% 1/15/2030	895	830
	Tenet Healthcare Corp. 6.125% 6/15/2030	25	25
	Tenet Healthcare Corp. 6.75% 5/15/2031	1,490	1,514
	Tenet Healthcare Corp. 6.875% 11/15/2031	100	106
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	1,784	1,676
	Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	745	719
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	813	833
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	5,640	5,430
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	400	430
	Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	754	839
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	822	575

			82,520

Materials	Alcoa Nederland Holding BV 5.50% 12/15/20271	510	503
8.97%	Alliance Resource Operating Partners, LP 8.625% 6/15/20291	1,495	1,535
	ArcelorMittal SA 6.80% 11/29/2032	315	332
	ArcelorMittal SA 7.00% 10/15/2039	488	525
	ArcelorMittal SA 6.75% 3/1/2041	755	771
	Ardagh Metal Packaging Finance PLC 4.00% 9/1/20291	1,290	1,093
	ATI, Inc. 4.875% 10/1/2029	690	646
	ATI, Inc. 7.25% 8/15/2030	375	388
	ATI, Inc. 5.125% 10/1/2031	1,110	1,027
	Avient Corp. 7.125% 8/1/20301	335	342
	Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/20311	240	250
	Axalta Coating Systems, LLC 4.75% 6/15/20271	460	448

203American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Materials	Ball Corp. 6.875% 3/15/2028	USD465	$ 478
(continued)	Ball Corp. 6.00% 6/15/2029	350	352
	Ball Corp. 2.875% 8/15/2030	160	136
	Ball Corp. 3.125% 9/15/2031	1,220	1,033
	CAN-PACK Spolka Akcyjna 3.875% 11/15/20291	1,300	1,167
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	1,158	1,151
	Cleveland-Cliffs, Inc. 4.625% 3/1/20291	1,871	1,773
	Cleveland-Cliffs, Inc. 6.75% 4/15/20301	550	545
	Cleveland-Cliffs, Inc. 4.875% 3/1/20311	2,240	1,986
	Cleveland-Cliffs, Inc. 7.00% 3/15/20321	990	980
	Consolidated Energy Finance SA 5.625% 10/15/20281	505	430
	Consolidated Energy Finance SA 12.00% 2/15/20311	3,615	3,733
	CVR Partners, LP 6.125% 6/15/20281	685	659
	Element Solutions, Inc. 3.875% 9/1/20281	630	580
	First Quantum Minerals, Ltd. 6.875% 10/15/20271	7,465	7,301
	First Quantum Minerals, Ltd. 9.375% 3/1/20291	5,620	5,879
	Freeport-McMoRan, Inc. 4.25% 3/1/2030	437	413
	Freeport-McMoRan, Inc. 5.45% 3/15/2043	411	391
	FXI Holdings, Inc. 12.25% 11/15/20261	9,072	9,012
	FXI Holdings, Inc. 12.25% 11/15/20261	5,873	5,845
	INEOS Finance PLC 6.75% 5/15/20281	500	502
	INEOS Finance PLC 7.50% 4/15/20291	285	288
	Kaiser Aluminum Corp. 4.625% 3/1/20281	638	598
	LABL, Inc. 10.50% 7/15/20271	160	157
	LABL, Inc. 5.875% 11/1/20281	730	667
	LABL, Inc. 9.50% 11/1/20281	302	305
	LSB Industries, Inc. 6.25% 10/15/20281	625	603
	Mauser Packaging Solutions Holding Co. 7.875% 8/15/20261	382	383
	Mauser Packaging Solutions Holding Co. 9.25% 4/15/20271	900	902
	Methanex Corp. 5.125% 10/15/2027	2,415	2,331
	Methanex Corp. 5.25% 12/15/2029	462	446
	Methanex Corp. 5.65% 12/1/2044	465	402
	Mineral Resources, Ltd. 8.125% 5/1/20271	263	265
	Mineral Resources, Ltd. 8.00% 11/1/20271	1,549	1,586
	Mineral Resources, Ltd. 9.25% 10/1/20281	1,960	2,060
	Mineral Resources, Ltd. 8.50% 5/1/20301	630	653
	NOVA Chemicals Corp. 5.25% 6/1/20271	1,741	1,667
	NOVA Chemicals Corp. 8.50% 11/15/20281	245	260
	NOVA Chemicals Corp. 4.25% 5/15/20291	1,555	1,372
	NOVA Chemicals Corp. 9.00% 2/15/20301	2,125	2,245
	Novelis Corp. 3.25% 11/15/20261	690	650
	Novelis Corp. 4.75% 1/30/20301	478	444
	Novelis Corp. 3.875% 8/15/20311	987	855
	Olin Corp. 5.625% 8/1/2029	200	196
	Olin Corp. 5.00% 2/1/2030	180	170
	Owens-Brockway Glass Container, Inc. 7.375% 6/1/20321	600	601
	SCIH Salt Holdings, Inc. 4.875% 5/1/20281	660	615
	SCIH Salt Holdings, Inc. 6.625% 5/1/20291	1,285	1,210
	Summit Materials, LLC 6.50% 3/15/20271	360	361
	Summit Materials, LLC 5.25% 1/15/20291	755	729
	Summit Materials, LLC 7.25% 1/15/20311	385	399
	Trident TPI Holdings, Inc. 12.75% 12/31/20281	470	514
	Trivium Packaging Finance BV 5.50% 8/15/20261	330	324
	Trivium Packaging Finance BV 8.50% 8/15/20271	1,025	1,018
	Tronox, Inc. 4.625% 3/15/20291	740	669

American Funds Insurance Series 204

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Materials	Venator Material, LLC, Term Loan,
(continued)	(3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.31% Cash
	1/16/20263,5,6	USD393	$ 396
	Venator Material, LLC, Term Loan,
	(USD-SOFR + 10.00%) 8.00% PIK and 7.33% Cash 10/10/20283,5,6	825	822
	Warrior Met Coal, Inc. 7.875% 12/1/20281	623	637
			80,006

Financials	AG Issuer, LLC 6.25% 3/1/20281	1,211	1,186
8.23%	AG TTMT Escrow Issuer, LLC 8.625% 9/30/20271	907	941
	Alliant Holdings Intermediate, LLC 4.25% 10/15/20271	660	619
	Alliant Holdings Intermediate, LLC 6.75% 10/15/20271	1,801	1,778
	Alliant Holdings Intermediate, LLC 5.875% 11/1/20291	1,460	1,368
	Alliant Holdings Intermediate, LLC 7.00% 1/15/20311	660	667
	AmWINS Group, Inc. 6.375% 2/15/20291	765	768
	AmWINS Group, Inc. 4.875% 6/30/20291	1,220	1,137
	Aretec Group, Inc. 7.50% 4/1/20291	3,168	3,057
	Aretec Group, Inc. 10.00% 8/15/20301	1,260	1,372
	AssuredPartners, Inc. 5.625% 1/15/20291	365	342
	Baldwin Insurance Group Holdings, LLC 7.125% 5/15/20311	180	182
	Block, Inc. 2.75% 6/1/2026	1,640	1,550
	Block, Inc. 3.50% 6/1/2031	1,605	1,386
	Block, Inc. 6.50% 5/15/20321	2,270	2,303
	Blue Owl Capital Corp. 3.40% 7/15/2026	290	273
	Blue Owl Capital Corp. III 3.125% 4/13/2027	600	549
	Blue Owl Credit Income Corp. 4.70% 2/8/2027	965	919
	Blue Owl Credit Income Corp. 6.65% 3/15/2031	380	372
	Boost Newco Borrower, LLC 7.50% 1/15/20311	1,060	1,106
	BroadStreet Partners, Inc. 5.875% 4/15/20291	575	537
	Castlelake Aviation Finance DAC 5.00% 4/15/20271	835	808
	Coinbase Global, Inc. 3.375% 10/1/20281	2,830	2,429
	Coinbase Global, Inc. 3.625% 10/1/20311	2,745	2,203
	Compass Group Diversified Holdings, LLC 5.25% 4/15/20291	4,290	4,073
	Compass Group Diversified Holdings, LLC 5.00% 1/15/20321	1,230	1,114
	GTCR (AP) Finance, Inc. 8.00% 5/15/20271	607	609
	Hightower Holding, LLC 6.75% 4/15/20291	1,280	1,199
	Howden UK Refinance PLC 7.25% 2/15/20311	960	954
	Howden UK Refinance 2 PLC 8.125% 2/15/20321	885	880
	HUB International, Ltd. 5.625% 12/1/20291	240	227
	HUB International, Ltd. 7.25% 6/15/20301	767	787
	HUB International, Ltd. 7.375% 1/31/20321	630	639
	HUB International, Ltd., Term Loan B,
	(3-month USD CME Term SOFR + 3.25%) 8.575% 6/20/20305,6	172	173
	Intercontinental Exchange, Inc. 3.625% 9/1/20281	410	387
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/20321	1,335	1,221
	JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)7	160	140
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/20311	445	449
	LPL Holdings, Inc. 4.375% 5/15/20311	715	656
	MSCI, Inc. 3.875% 2/15/20311	630	568
	MSCI, Inc. 3.625% 11/1/20311	341	299
	MSCI, Inc. 3.25% 8/15/20331	584	483
	Nationstar Mortgage Holdings, Inc. 7.125% 2/1/20321	380	383
	Navient Corp. 5.875% 10/25/2024	1,295	1,294
	Navient Corp. 6.75% 6/25/2025	550	550
	Navient Corp. 6.75% 6/15/2026	640	644
	Navient Corp. 5.00% 3/15/2027	2,723	2,602
	Navient Corp. 4.875% 3/15/2028	550	505
	Navient Corp. 5.50% 3/15/2029	2,280	2,084
	Navient Corp. 9.375% 7/25/2030	300	316

205American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Navient Corp. 11.50% 3/15/2031	USD2,675	$ 2,949
(continued)	Navient Corp. 5.625% 8/1/2033	1,478	1,181
	OneMain Finance Corp. 7.125% 3/15/2026	1,335	1,358
	OneMain Finance Corp. 5.375% 11/15/2029	120	113
	OneMain Finance Corp. 7.875% 3/15/2030	915	944
	Osaic Holdings, Inc. 10.75% 8/1/20271	4,111	4,236
	Osaic Holdings, Inc., Term Loan B3,
	(3-month USD CME Term SOFR + 4.00%) 9.344% 8/17/20285,6	354	356
	Owl Rock Capital Corp. 3.75% 7/22/2025	600	585
	Oxford Finance, LLC 6.375% 2/1/20271	1,753	1,690
	Panther Escrow Issuer, LLC 7.125% 6/1/20311	1,490	1,508
	Rocket Mortgage, LLC 2.875% 10/15/20261	520	486
	Ryan Specialty Group, LLC 4.375% 2/1/20301	720	668
	Starwood Property Trust, Inc. 4.375% 1/15/20271	655	621
	Starwood Property Trust, Inc. 7.25% 4/1/20291	225	228
	Truist Insurance Holdings, LLC, Term Loan,
	(1-month USD CME Term SOFR + 4.75%) 10.073% 3/8/20325,6	4,960	5,069
	USI, Inc. 7.50% 1/15/20321	320	325
			73,405

Information	Booz Allen Hamilton, Inc. 3.875% 9/1/20281	60	57
technology	Booz Allen Hamilton, Inc. 4.00% 7/1/20291	580	544
7.22%	Boxer Parent Co., Inc. 7.125% 10/2/20251	180	181
	Boxer Parent Co., Inc. 9.125% 3/1/20261	240	241
	Cloud Software Group, Inc. 6.50% 3/31/20291	1,205	1,158
	Cloud Software Group, Inc. 9.00% 9/30/20291	5,385	5,229
	Cloud Software Group, Inc. 8.25% 6/30/20321	1,400	1,428
	Cloud Software Group, Inc., Term Loan,
	(3-month USD CME Term SOFR + 4.00%) 9.335% 3/30/20295,6	2,185	2,186
	CommScope Technologies, LLC 6.00% 6/15/20251	4,084	3,332
	CommScope Technologies, LLC 5.00% 3/15/20271	1,340	557
	CommScope, Inc. 6.00% 3/1/20261	2,253	1,980
	CommScope, Inc. 8.25% 3/1/20271	762	362
	CommScope, Inc. 7.125% 7/1/20281	309	128
	CommScope, Inc. 4.75% 9/1/20291	530	368
	CommScope, Inc., Term Loan B,
	(3-month USD CME Term SOFR + 3.25%) 8.708% 4/6/20265,6	2,078	1,876
	Diebold Nixdorf, Inc., Term Loan,
	(3-month USD CME Term SOFR + 7.50%)
	12.826% 8/11/20281,5,6	9,800	10,154
	Entegris, Inc. 4.75% 4/15/20291	370	354
	Fair Isaac Corp. 4.00% 6/15/20281	855	800
	Finastra USA, Inc., Term Loan B,
	(3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/20295,6,9	3,647	3,665
	Finastra USA, Inc., Term Loan,
	(3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/20295,6,9	40	40
	Fortress Intermediate 3, Inc. 7.50% 6/1/20311	440	451
	Gartner, Inc. 4.50% 7/1/20281	1,038	1,001
	Gartner, Inc. 3.625% 6/15/20291	19	17
	Gartner, Inc. 3.75% 10/1/20301	776	697
	Go Daddy Operating Co., LLC 3.50% 3/1/20291	345	312
	Helios Software Holdings, Inc. 8.75% 5/1/20291	2,750	2,803
	Hughes Satellite Systems Corp. 5.25% 8/1/2026	3,255	2,523
	Hughes Satellite Systems Corp. 6.625% 8/1/2026	2,380	1,109
	Imola Merger Corp. 4.75% 5/15/20291	300	281
	ION Trading Technologies SARL 9.50% 5/30/20291	1,400	1,427
	McAfee Corp. 7.375% 2/15/20301	865	800
	MicroStrategy, Inc. 6.125% 6/15/20281	760	737
	NCR Atleos Corp. 9.50% 4/1/20291	2,530	2,737

American Funds Insurance Series 206

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Information	NCR Voyix Corp. 5.125% 4/15/20291	USD1,179	$ 1,111
technology	Open Text Corp. 3.875% 2/15/20281	645	598
(continued)	Open Text Corp. 3.875% 12/1/20291	465	417
	Open Text Holdings, Inc. 4.125% 12/1/20311	220	194
	Rocket Software, Inc. 6.50% 2/15/20291	330	288
	Synaptics, Inc. 4.00% 6/15/20291	375	340
	UKG, Inc. 6.875% 2/1/20311	1,855	1,880
	UKG, Inc., Term Loan B,
	(3-month USD CME Term SOFR + 3.25%) 8.576% 2/10/20315,6	874	878
	Unisys Corp. 6.875% 11/1/20271	975	857
	Viasat, Inc. 5.625% 9/15/20251	1,445	1,403
	Viasat, Inc. 5.625% 4/15/20271	600	538
	Viasat, Inc. 6.50% 7/15/20281	870	659
	Viasat, Inc. 7.50% 5/30/20311	2,079	1,384
	Viavi Solutions, Inc. 3.75% 10/1/20291	230	195
	Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)4,7,9	3,110	3,027
	Xerox Holdings Corp. 5.50% 8/15/20281	435	375
	Xerox Holdings Corp. 8.875% 11/30/20291	440	420
	Zebra Technologies Corp. 6.50% 6/1/20321	300	304
			64,403

Industrials	AAdvantage Loyalty IP, Ltd. 5.50% 4/20/20261	217	215
6.54%	AAR Escrow Issuer, LLC 6.75% 3/15/20291	261	266
	ADT Security Corp. 4.125% 8/1/20291	200	185
	Allison Transmission, Inc. 3.75% 1/30/20311	1,045	917
	Alta Equipment Group, Inc. 9.00% 6/1/20291	300	279
	Ambipar Lux SARL 9.875% 2/6/20311	380	369
	American Airlines, Inc. 8.50% 5/15/20291	415	431
	Aramark Services, Inc. 5.00% 4/1/20251	140	139
	Atkore, Inc. 4.25% 6/1/20311	915	807
	Avis Budget Car Rental, LLC 5.75% 7/15/20271	885	851
	Avis Budget Car Rental, LLC 4.75% 4/1/20281	55	51
	Avis Budget Car Rental, LLC 5.375% 3/1/20291	1,325	1,214
	Avis Budget Car Rental, LLC 8.00% 2/15/20311	1,055	1,046
	Avolon Holdings Funding, Ltd. 2.528% 11/18/20271	2,098	1,888
	Boeing Co. 6.528% 5/1/20341	896	918
	Boeing Co. 6.858% 5/1/20541	386	396
	Bombardier, Inc. 7.125% 6/15/20261	441	448
	Bombardier, Inc. 7.875% 4/15/20271	535	537
	Bombardier, Inc. 6.00% 2/15/20281	560	554
	Bombardier, Inc. 7.45% 5/1/20341	115	129
	Brand Industrial Services, Inc. 10.375% 8/1/20301	430	465
	Brand Industrial Services, Inc., Term Loan C,
	(3-month USD CME Term SOFR + 4.50%) 9.827% 8/1/20305,6	228	229
	Brink’s Co. (The) 6.50% 6/15/20291	170	172
	Brink’s Co. (The) 4.625% 10/15/20271	719	690
	BWX Technologies, Inc. 4.125% 6/30/20281	165	154
	BWX Technologies, Inc. 4.125% 4/15/20291	335	310
	Champions Financing, Inc. 8.75% 2/15/20291	715	734
	Chart Industries, Inc. 7.50% 1/1/20301	523	541
	Clarivate Science Holdings Corp. 3.875% 7/1/20281	915	851
	Clarivate Science Holdings Corp. 4.875% 7/1/20291	890	827
	Clean Harbors, Inc. 4.875% 7/15/20271	766	742
	Clean Harbors, Inc. 6.375% 2/1/20311	116	116
	CoreLogic, Inc. 4.50% 5/1/20281	2,824	2,566
	CoreLogic, Inc., Term Loan,
	(3-month USD CME Term SOFR + 6.50%) 11.958% 6/4/20295,6	660	648
	Dun & Bradstreet Corp. (The) 5.00% 12/15/20291	980	911
	Enviri Corp. 5.75% 7/31/20271	480	457

207American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	EquipmentShare.com, Inc. 9.00% 5/15/20281	USD1,850	$ 1,911
(continued)	EquipmentShare.com, Inc. 8.625% 5/15/20321	575	597
	ESAB Corp. 6.25% 4/15/20291	525	529
	GFL Environmental, Inc. 4.00% 8/1/20281	430	400
	Herc Holdings, Inc. 5.50% 7/15/20271	200	197
	Herc Holdings, Inc. 6.625% 6/15/20291	235	239
	Hertz Corp. (The) 4.625% 12/1/20261	220	160
	Hertz Corp. (The), Term Loan B-EXIT,
	(3-month USD CME Term SOFR + 3.25%) 8.859% 6/30/20285,6	151	137
	Hertz Corp. (The), Term Loan C-EXIT,
	(3-month USD CME Term SOFR + 3.25%) 8.859% 6/30/20285,6	29	26
	Husky Injection Molding Systems, Ltd. 9.00% 2/15/20291	745	772
	Husky Injection Molding Systems, Ltd., Term Loan B,
	(3-month USD CME Term SOFR + 5.00%) 10.326% 2/15/20295,6	350	351
	Icahn Enterprises, LP 6.25% 5/15/2026	897	891
	Icahn Enterprises, LP 5.25% 5/15/2027	1,219	1,145
	Icahn Enterprises, LP 9.75% 1/15/20291	745	773
	Icahn Enterprises, LP 4.375% 2/1/2029	675	578
	Maxim Crane Works Holdings Capital, LLC 11.50% 9/1/20281	450	465
	Mileage Plus Holdings, LLC 6.50% 6/20/20271	1,282	1,285
	Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/20321	309	311
	Moog, Inc. 4.25% 12/9/20271	395	375
	Mueller Water Products, Inc. 4.00% 6/15/20291	275	252
	NESCO Holdings II, Inc. 5.50% 4/15/20291	315	292
	Owens Corning 3.50% 2/15/20301	530	483
	Pitney Bowes, Inc. 6.875% 3/15/20271	600	567
	PM General Purchaser, LLC 9.50% 10/1/20281	1,320	1,350
	Prime Security Services Borrower, LLC 3.375% 8/31/20271	475	440
	Reworld Holding Corp. 4.875% 12/1/20291	990	905
	Reworld Holding Corp. 5.00% 9/1/2030	1,455	1,318
	Ritchie Bros. Holdings, Inc. 6.75% 3/15/20281	581	592
	Ritchie Bros. Holdings, Inc. 7.75% 3/15/20311	468	489
	Roller Bearing Company of America, Inc. 4.375% 10/15/20291	110	101
	Sabre GLBL, Inc. 8.625% 6/1/20271	50	46
	Seagate HDD Cayman 8.25% 12/15/2029	190	204
	Seagate HDD Cayman 8.50% 7/15/2031	455	490
	Sensata Technologies, Inc. 3.75% 2/15/20311	795	694
	SkyMiles IP, Ltd. 4.75% 10/20/20281	440	429
	Spirit AeroSystems, Inc. 4.60% 6/15/2028	1,218	1,142
	Spirit AeroSystems, Inc. 9.375% 11/30/20291	1,249	1,346
	Spirit AeroSystems, Inc. 9.75% 11/15/20301	3,190	3,523
	Spirit AeroSystems, Inc., Term Loan,
	(3-month CME Term SOFR + 4.25%) 9.58% 1/15/20275,6	1,092	1,101
	Stericycle, Inc. 3.875% 1/15/20291	65	61
	Titan International, Inc. 7.00% 4/30/2028	750	722
	TransDigm, Inc. 5.50% 11/15/2027	1,030	1,012
	TransDigm, Inc. 6.375% 3/1/20291	1,320	1,328
	TransDigm, Inc. 4.875% 5/1/2029	380	356
	TransDigm, Inc. 6.875% 12/15/20301	355	363
	TransDigm, Inc. 6.625% 3/1/20321	1,225	1,239
	United Rentals (North America), Inc. 6.00% 12/15/20291	115	116
	United Rentals (North America), Inc. 3.875% 2/15/2031	720	643
	United Rentals (North America), Inc. 3.75% 1/15/2032	505	440
	United Rentals (North America), Inc. 6.125% 3/15/20341	310	309
	WESCO Distribution, Inc. 6.625% 3/15/20321	1,600	1,619
	Wrangler Holdco Corp. 6.625% 4/1/20321	325	324
	XPO, Inc. 7.125% 6/1/20311	533	545
	XPO, Inc. 7.125% 2/1/20321	270	277
			58,313

American Funds Insurance Series 208

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Real estate	Anywhere Real Estate Group, LLC 5.75% 1/15/20291	USD2,063	$ 1,272
5.89%	Anywhere Real Estate Group, LLC 5.25% 4/15/20301	1,392	832
	Anywhere Real Estate Group, LLC 7.00% 4/15/20301	465	381
	Brookfield Property REIT, Inc. 5.75% 5/15/20261	1,369	1,342
	Brookfield Property REIT, Inc. 4.50% 4/1/20271	574	535
	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B,
	(3-month USD CME Term SOFR + 3.75%) 9.094% 1/31/20305,6	294	296
	Forestar Group, Inc. 3.85% 5/15/20261	465	446
	Forestar Group, Inc. 5.00% 3/1/20281	92	88
	Greystar Real Estate Partners, LLC 7.75% 9/1/20301	255	269
	HAT Holdings I, LLC 8.00% 6/15/20271	300	312
	Howard Hughes Corp. (The) 5.375% 8/1/20281	1,327	1,263
	Howard Hughes Corp. (The) 4.125% 2/1/20291	2,513	2,250
	Howard Hughes Corp. (The) 4.375% 2/1/20311	3,083	2,658
	Iron Mountain, Inc. 4.875% 9/15/20271	1,006	976
	Iron Mountain, Inc. 5.25% 3/15/20281	1,214	1,176
	Iron Mountain, Inc. 5.00% 7/15/20281	367	352
	Iron Mountain, Inc. 7.00% 2/15/20291	210	214
	Iron Mountain, Inc. 5.25% 7/15/20301	3,075	2,925
	Iron Mountain, Inc. 4.50% 2/15/20311	1,660	1,500
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	2,270	1,944
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,750	2,285
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,255	1,846
	Ladder Capital Finance Holdings LLP 5.25% 10/1/20251	650	645
	Ladder Capital Finance Holdings LLP 4.25% 2/1/20271	1,249	1,184
	Ladder Capital Finance Holdings LLP 4.75% 6/15/20291	780	721
	MPT Operating Partnership, LP 5.00% 10/15/2027	5,968	4,935
	MPT Operating Partnership, LP 3.50% 3/15/2031	1,134	740
	Park Intermediate Holdings, LLC 4.875% 5/15/20291	820	770
	Park Intermediate Holdings, LLC 7.00% 2/1/20301	380	385
	RLJ Lodging Trust, LP 4.00% 9/15/20291	800	707
	SBA Communications Corp. 3.125% 2/1/2029	131	117
	Service Properties Trust 5.25% 2/15/2026	117	113
	Service Properties Trust 4.75% 10/1/2026	1,445	1,355
	Service Properties Trust 4.95% 2/15/2027	1,931	1,756
	Service Properties Trust 5.50% 12/15/2027	350	325
	Service Properties Trust 3.95% 1/15/2028	2,682	2,249
	Service Properties Trust 8.375% 6/15/2029	1,985	1,953
	Service Properties Trust 4.95% 10/1/2029	2,139	1,625
	Service Properties Trust 4.375% 2/15/2030	941	666
	Service Properties Trust 8.625% 11/15/20311	4,465	4,658
	Service Properties Trust 8.875% 6/15/2032	1,050	980
	VICI Properties, LP 3.50% 2/15/20251	261	258
	VICI Properties, LP 4.625% 6/15/20251	620	612
	VICI Properties, LP 3.875% 2/15/20291	650	602
			52,518

Consumer staples	Albertsons Companies, Inc. 4.625% 1/15/20271	900	870
4.47%	Albertsons Companies, Inc. 3.50% 3/15/20291	993	894
	Albertsons Companies, Inc. 4.875% 2/15/20301	465	440
	Amer Sports Co. 6.75% 2/16/20311	575	574
	B&G Foods, Inc. 5.25% 4/1/2025	183	183
	B&G Foods, Inc. 5.25% 9/15/2027	1,383	1,283
	B&G Foods, Inc. 8.00% 9/15/20281	965	982
	BJ’s Wholesale Club, Term Loan B,
	(3-month USD CME Term SOFR + 2.00%) 7.329% 2/5/20295,6	222	223
	Central Garden & Pet Co. 4.125% 10/15/2030	915	816
	Central Garden & Pet Co. 4.125% 4/30/20311	880	777
	Coty, Inc. 5.00% 4/15/20261	1,135	1,121

209American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer staples	Coty, Inc. 4.75% 1/15/20291	USD1,880	$ 1,788
(continued)	Coty, Inc. 6.625% 7/15/20301	925	939
	Darling Ingredients, Inc. 6.00% 6/15/20301	1,085	1,068
	Energizer Holdings, Inc. 4.375% 3/31/20291	465	421
	Fiesta Purchaser, Inc. 7.875% 3/1/20311	1,120	1,158
	Fiesta Purchaser, Inc., Term Loan B,
	(3-month USD CME Term SOFR + 4.00%) 9.344% 2/12/20315,6	160	161
	H.J. Heinz Co. 3.875% 5/15/2027	275	266
	H.J. Heinz Co. 4.375% 6/1/2046	26	21
	Ingles Markets, Inc. 4.00% 6/15/20311	370	322
	KeHE Distributors, LLC 9.00% 2/15/20291	485	498
	Kronos Acquisition Holdings, Inc. 5.00% 12/31/20261	2,223	2,277
	Kronos Acquisition Holdings, Inc. 7.00% 12/31/20271	3,390	3,508
	Kronos Acquisition Holdings, Inc. 8.25% 6/30/20311	640	641
	Kronos Acquisition Holdings, Inc. 10.75% 6/30/20321	425	408
	Lamb Weston Holdings, Inc. 4.125% 1/31/20301	1,920	1,745
	Performance Food Group, Inc. 5.50% 10/15/20271	705	690
	Performance Food Group, Inc. 4.25% 8/1/20291	483	440
	Post Holdings, Inc. 5.625% 1/15/20281	1,199	1,181
	Post Holdings, Inc. 5.50% 12/15/20291	451	436
	Post Holdings, Inc. 4.625% 4/15/20301	3,355	3,085
	Post Holdings, Inc. 4.50% 9/15/20311	1,145	1,027
	Post Holdings, Inc. 6.25% 2/15/20321	2,165	2,171
	Prestige Brands, Inc. 5.125% 1/15/20281	138	134
	Prestige Brands, Inc. 3.75% 4/1/20311	1,275	1,111
	Simmons Foods, Inc. 4.625% 3/1/20291	558	491
	TreeHouse Foods, Inc. 4.00% 9/1/2028	1,925	1,731
	United Natural Foods, Inc. 6.75% 10/15/20281	2,378	2,149
	United Natural Foods, Inc., Term Loan B,
	(3-month USD CME Term SOFR + 4.75%) 10.094% 5/1/20315,6	1,345	1,353
	US Foods, Inc. 4.625% 6/1/20301	510	474
			39,857

Utilities	Aegea Finance SARL 9.00% 1/20/20311	330	343
1.82%	AmeriGas Partners, LP 5.50% 5/20/2025	102	102
	AmeriGas Partners, LP 5.75% 5/20/2027	302	285
	Calpine Corp. 4.50% 2/15/20281	150	143
	Calpine Corp. 5.125% 3/15/20281	518	499
	Calpine Corp. 3.75% 3/1/20311	500	442
	DPL, Inc. 4.125% 7/1/2025	555	546
	Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)7,10	1,155	1,151
	Enfragen Energia Sur SA 5.375% 12/30/2030	200	167
	FirstEnergy Corp. 2.25% 9/1/2030	980	821
	MIWD Holdco II, LLC, Term Loan B,
	(3-month USD CME Term SOFR + 3.50%) 8.844% 3/28/20315,6	280	282
	NextEra Energy Operating Partners, LP 4.25% 7/15/20241	122	122
	NRG Energy, Inc. 3.625% 2/15/20311	110	94
	Pacific Gas and Electric Co. 3.30% 8/1/2040	280	200
	Pacific Gas and Electric Co. 4.95% 7/1/2050	745	616
	Pacific Gas and Electric Co. 3.50% 8/1/2050	2,020	1,320
	PG&E Corp. 5.00% 7/1/2028	2,935	2,827
	PG&E Corp. 5.25% 7/1/2030	3,365	3,216
	Talen Energy Supply, LLC 8.625% 6/1/20301	2,362	2,520
	Talen Energy Supply, LLC, Term Loan B,
	(3-month USD CME Term SOFR + 3.50%) 8.827% 5/17/20305,6	282	285
	Vistra Operations Co., LLC 3.55% 7/15/20241	231	231
			16,212

American Funds Insurance Series 210

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Municipals	Aeropuertos Dominicanos Siglo XXI, SA 7.00% 6/30/20341	USD200	$203
0.02%
	Total corporate bonds, notes & loans		799,209

U.S. Treasury bonds & notes 0.10%

U.S. Treasury	U.S. Treasury 3.875% 8/15/203311	920	885
0.10%

Mortgage-backed obligations 0.08%

Collateralized	Treehouse Park Improvement Association No.1 9.75% 12/1/20331,4	712	696
mortgage-backed

obligations
0.08%
Bonds & notes of governments & government agencies outside the U.S. 0.04%

	Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)7	600	339
	Total bonds, notes & other debt instruments (cost: $822,620,000)		801,129
Convertible bonds & notes 0.07%

Communication	DISH Network Corp., convertible notes, 3.375% 8/15/2026	925	578
services
	Total convertible bonds & notes (cost: $835,000)		578
0.07%

Common stocks 6.14%		Shares

Health care	Rotech Healthcare, Inc.4,9,12	201,793	19,877
2.56%	Endo, Inc.12	72,421	2,037
	Endo, Inc.1,12	25,905	728
	Endo, Inc. GUC 6.00% Escrow4,12	2,313,000	—8
	Endo, Inc., 1L 7.50% Escrow4,12	5,505,000	—8
	Endo, Inc., 2L 9.50% Escrow4,12	311,000	—8
	Endo, Inc., 1L 6.875% Escrow4,12	520,000	—8
	Endo, Inc., 1L 6.125% Escrow4,12	525,000	—8
	Mallinckrodt PLC12	3,631	194
			22,836

Information	Diebold Nixdorf, Inc.12	281,243	10,822
technology

1.21%

Energy	Ascent Resources - Utica, LLC, Class A4,9	62,978	2,647
0.90%	Chesapeake Energy Corp.	29,829	2,452
	Weatherford International12	10,059	1,232
	Altera Infrastructure, LP4,12	9,127	682
	Constellation Oil Services Holding SA, Class B-14,12	3,449,949	552
	Diamond Offshore Drilling, Inc.12	13,372	207
	Mesquite Energy, Inc.4,12	3,558	202
	Exxon Mobil Corp.	739	85
	Bighorn Permian Resources, LLC4	2,894	—8
			8,059

211American Funds Insurance Series

American High-Income Trust (continued)

Common stocks (continued)			Value
		Shares	(000)

Utilities	Talen Energy Corp.12	52,138	$5,789
0.69%	PG&E Corp.	18,786	328

			6,117

Consumer	Party City Holdco, Inc.4,12	126,254	2,199
discretionary	Party City Holdco, Inc.1,4,12	1,260	22
0.38%	NMG Parent, LLC12	9,965	1,134
	MYT Holding Co., Class B12	608,846	69
			3,424

Materials	Venator Materials PLC4,12	3,232	2,280
0.26%

Real estate	WeWork, Inc.4,12	57,167	573
0.07%

Communication	Intelsat SA	8,182	307
services	iHeartMedia, Inc., Class A12	22,639	25
0.04%
			332

Financials	Navient Corp.	20,000	291
0.03%
	Total common stocks (cost: $36,385,000)		54,734

Preferred securities 0.35%

Industrials	ACR III LSC Holdings, LLC, Series B, preferred shares1,4,12	1,022	1,751
0.19%

Consumer	MYT Holdings, LLC, Series A, 10.00% preferred shares12	2,095,904	1,416
discretionary
	Total preferred securities (cost: $2,933,000)		3,167
0.16%

Rights & warrants 0.03%

Consumer	NMG Parent, LLC, warrants, expire 9/24/202712	27,111	265
discretionary
	Total rights & warrants (cost: $164,000)		265
0.03%

Short-term securities 2.29%

Money market investments 2.29%

	Capital Group Central Cash Fund 5.37%13,14	204,360	20,436
	Total short-term securities (cost: $20,435,000)		20,436

	Total investment securities 98.73% (cost: $883,372,000)		880,309
	Other assets less liabilities 1.27%		11,355

	Net assets 100.00%		$891,664

American Funds Insurance Series 212

American High-Income Trust (continued)

Futures contracts

									Value and
									unrealized
								appreciation
							Notional	(depreciation)
			Number of		Expiration		amount	at 6/30/2024
Contracts		Type	contracts		date		(000)		(000)

30 Day Federal Funds Futures		Long	184			9/3/2024	USD72,605		$(36)
2 Year U.S. Treasury Note Futures		Long	118			10/3/2024	24,098		51
5 Year U.S. Treasury Note Futures		Long	135			10/3/2024	14,388		86
10 Year Ultra U.S. Treasury Note Futures		Short		8		9/30/2024	(908)		(6)
10 Year U.S. Treasury Note Futures		Short		14		9/30/2024	(1,540)		(14)
30 Year Ultra U.S. Treasury Bond Futures		Short		1		9/30/2024	(125)		(2)

									$ 79
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
							Upfront		Unrealized
							premium	appreciation
				Notional		Value at	paid	(depreciation)
Reference	Financing	Payment	Expiration	amount	6/30/2024		(received)	at 6/30/2024
index	rate paid	frequency	date	(000)		(000)	(000)		(000)

CDX.NA.HY.41	5.00%	Quarterly	12/20/2028	USD5,069		$(323)	$(319)		$ (4)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	4,645		(291)	(304)		13
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	13,634		(281)	(293)		12

						$(895)	$(916)		$21
Investments in affiliates14

						Net	Net
			Value at				unrealized		Dividend
						realized	appreciation	Value at	or interest
			1/1/2024	Additions	Reductions	gain (loss)	(depreciation)	6/30/2024	income
			(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 2.29%
Money market investments 2.29%
Capital Group Central Cash Fund 5.37%13			$27,114	$112,431	$119,114	$3	$2	$20,436	$797
Restricted securities9
			Acquisition			Cost	Value		Percent
									of net
				date(s)		(000)	(000)		assets

Rotech Healthcare, Inc.4,12			9/26/2013			$4,331	$19,877		2.23%
Finastra USA, Inc., Term Loan B,
(3-month USD CME Term SOFR + 7.25%) 12.459%
9/13/20295,6			9/13/2023-5/31/2024			3,580	3,665.41
Finastra USA, Inc., Term Loan,
(3-month USD CME Term SOFR + 7.25%) 12.581%
9/13/20295,6			9/13/2023-6/13/2024			40	40.0015

213American Funds Insurance Series

American High-Income Trust (continued)

Restricted securities9 (continued)

	Acquisition	Cost	Value	Percent
				of net
	date(s)	(000)	(000)	assets

Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)4,7	6/23/2023	$3,024	$3,027.34%
Ascent Resources - Utica, LLC, Class A4	11/15/2016	302	2,647.30

Total		$11,277	$29,256	3.28%

1Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $597,161,000, which represented 66.97% of the net assets of the fund.

2Scheduled interest and/or principal payment was not received.

3Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.

4Value determined using significant unobservable inputs.

5Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $43,759,000, which represented 4.91% of the net assets of the fund.

6Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

7Step bond; coupon rate may change at a later date.

8Amount less than one thousand.

9Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $29,256,000, which represented 3.28% of the net assets of the fund.

10Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

11All or a portion of this security was pledged as collateral. The total value of pledged collateral was $421,000, which represented .05% of the net assets of the fund.

12Security did not produce income during the last 12 months.

13Rate represents the seven-day yield at 6/30/2024.

14Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

15Amount less than .01%.

Key to abbreviation(s)

CME = CME Group

DAC = Designated Activity Company

EUR = Euros

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

PIK = Payment In Kind

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series 214

American Funds Mortgage Fund

Investment portfolio June 30, 2024			unaudited
Bonds, notes & other debt instruments 96.08%		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations 88.85%

Federal agency	Fannie Mae Pool #695412 5.00% 6/1/20331	USD—2	$—2
mortgage-backed	Fannie Mae Pool #AD3566 5.00% 10/1/20351	1	1
obligations	Fannie Mae Pool #256583 5.00% 12/1/20361	30	29
86.83%	Fannie Mae Pool #931768 5.00% 8/1/20391	1	1
	Fannie Mae Pool #AC0794 5.00% 10/1/20391	5	5
	Fannie Mae Pool #932606 5.00% 2/1/20401	2	2
	Fannie Mae Pool #MA4232 2.00% 1/1/20411	138	116
	Fannie Mae Pool #BQ7816 1.50% 4/1/20411	240	195
	Fannie Mae Pool #BR0986 1.50% 5/1/20411	306	248
	Fannie Mae Pool #AE1248 5.00% 6/1/20411	8	8
	Fannie Mae Pool #MA4387 2.00% 7/1/20411	17	14
	Fannie Mae Pool #MA4388 2.50% 7/1/20411	79	68
	Fannie Mae Pool #MA4447 2.50% 10/1/20411	165	142
	Fannie Mae Pool #FM9117 2.50% 10/1/20411	86	75
	Fannie Mae Pool #AJ1873 4.00% 10/1/20411	6	5
	Fannie Mae Pool #AE1274 5.00% 10/1/20411	4	4
	Fannie Mae Pool #AE1277 5.00% 11/1/20411	3	3
	Fannie Mae Pool #MA4502 2.50% 12/1/20411	186	161
	Fannie Mae Pool #AE1283 5.00% 12/1/20411	2	2
	Fannie Mae Pool #MA4521 2.50% 1/1/20421	235	203
	Fannie Mae Pool #MA4540 2.00% 2/1/20421	248	208
	Fannie Mae Pool #AE1290 5.00% 2/1/20421	4	4
	Fannie Mae Pool #MA4570 2.00% 3/1/20421	106	89
	Fannie Mae Pool #AT0300 3.50% 3/1/20431	1	1
	Fannie Mae Pool #AT3954 3.50% 4/1/20431	2	1
	Fannie Mae Pool #AY1829 3.50% 12/1/20441	2	2
	Fannie Mae Pool #FS3767 2.00% 4/1/20471	27	22
	Fannie Mae Pool #BH3122 4.00% 6/1/20471	1	1
	Fannie Mae Pool #BJ5015 4.00% 12/1/20471	29	27
	Fannie Mae Pool #BK5232 4.00% 5/1/20481	17	16
	Fannie Mae Pool #BK6840 4.00% 6/1/20481	24	22
	Fannie Mae Pool #BK9743 4.00% 8/1/20481	6	6
	Fannie Mae Pool #BK9761 4.50% 8/1/20481	4	4
	Fannie Mae Pool #FS3745 2.00% 8/1/20501	18	14
	Fannie Mae Pool #CA7052 3.00% 9/1/20501	5	4
	Fannie Mae Pool #BQ3005 2.50% 10/1/20501	69	57
	Fannie Mae Pool #CA8108 2.00% 12/1/20501	141	112
	Fannie Mae Pool #MA4208 2.00% 12/1/20501	12	9
	Fannie Mae Pool #FM6113 2.50% 1/1/20511,3	1,519	1,252
	Fannie Mae Pool #FM5940 2.00% 2/1/20511	1,610	1,276
	Fannie Mae Pool #CA8820 2.00% 2/1/20511	367	291
	Fannie Mae Pool #MA4305 2.00% 4/1/20511	1	1
	Fannie Mae Pool #CB0041 3.00% 4/1/20511	189	164
	Fannie Mae Pool #FM7900 2.50% 7/1/20511	25	21
	Fannie Mae Pool #FM8038 3.00% 7/1/20511	34	30
	Fannie Mae Pool #CB1527 2.50% 9/1/20511	408	337
	Fannie Mae Pool #FS0965 2.00% 11/1/20511	3	2
	Fannie Mae Pool #FM9492 2.50% 11/1/20511	420	350
	Fannie Mae Pool #FM9694 2.50% 11/1/20511	198	166
	Fannie Mae Pool #FM9804 2.50% 12/1/20511	218	182
	Fannie Mae Pool #FM9976 3.00% 12/1/20511	87	76
	Fannie Mae Pool #CB2544 3.00% 1/1/20521	253	218
	Fannie Mae Pool #FS5851 4.00% 7/1/20521	1,111	1,019
	Fannie Mae Pool #FS6362 3.50% 8/1/20521	180	160
	Fannie Mae Pool #BW1289 5.50% 10/1/20521	40	40
	Fannie Mae Pool #BW1243 5.50% 10/1/20521	36	36
	Fannie Mae Pool #MA4840 4.50% 12/1/20521	461	435
	Fannie Mae Pool #BX5673 5.00% 12/1/20521	98	95
	Fannie Mae Pool #MA4919 5.50% 2/1/20531	72	71
	Fannie Mae Pool #FS3759 6.00% 2/1/20531	111	113
	Fannie Mae Pool #BY2249 4.00% 4/1/20531	30	28

215American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #MA4978 5.00% 4/1/20531	USD2,540	$2,458
mortgage-backed	Fannie Mae Pool #CB6106 6.50% 4/1/20531	72	74
obligations	Fannie Mae Pool #MA5008 4.50% 5/1/20531	45	42
(continued)	Fannie Mae Pool #FS4563 5.00% 5/1/20531	51	50
	Fannie Mae Pool #MA5010 5.50% 5/1/20531	55	54
	Fannie Mae Pool #MA5011 6.00% 5/1/20531	302	304
	Fannie Mae Pool #MA5038 5.00% 6/1/20531	280	270
	Fannie Mae Pool #FS5192 5.50% 6/1/20531	829	821
	Fannie Mae Pool #MA5040 6.00% 6/1/20531	410	413
	Fannie Mae Pool #MA5072 5.50% 7/1/20531	221	218
	Fannie Mae Pool #FS5343 6.00% 7/1/20531	502	505
	Fannie Mae Pool #CB6853 4.50% 8/1/20531	95	90
	Fannie Mae Pool #MA5107 5.50% 8/1/20531	530	523
	Fannie Mae Pool #MA5136 4.50% 9/1/20531	574	541
	Fannie Mae Pool #MA5165 5.50% 10/1/20531	1,911	1,885
	Fannie Mae Pool #MA5207 4.00% 11/1/20531	12	11
	Fannie Mae Pool #FS7979 2.00% 12/1/20531	44	34
	Fannie Mae Pool #FS6668 5.50% 12/1/20531	166	164
	Fannie Mae Pool #MA5215 5.50% 12/1/20531	86	85
	Fannie Mae Pool #FS6873 6.50% 1/1/20541	569	580
	Fannie Mae Pool #MA5271 5.50% 2/1/20541	1,632	1,610
	Fannie Mae Pool #FS6809 5.50% 2/1/20541	164	162
	Fannie Mae Pool #MA5274 7.00% 2/1/20541	436	449
	Fannie Mae Pool #MA5296 5.50% 3/1/20541	156	154
	Fannie Mae Pool #DB1235 6.00% 4/1/20541	150	151
	Fannie Mae Pool #CB8387 6.50% 4/1/20541	21	21
	Fannie Mae Pool #MA5353 5.50% 5/1/20541	1,086	1,072
	Fannie Mae Pool #FS8153 6.00% 6/1/20541	260	262
	Fannie Mae Pool #CB8755 6.00% 6/1/20541	23	23
	Fannie Mae Pool #BU4700 6.00% 7/1/20541	619	624
	Fannie Mae Pool #BF0379 3.50% 4/1/20591	124	109
	Fannie Mae Pool #BF0481 3.50% 6/1/20601	138	121
	Fannie Mae Pool #BF0497 3.00% 7/1/20601	46	39
	Fannie Mae Pool #BF0585 4.50% 12/1/20611	48	45
	Fannie Mae Pool #BF0765 3.50% 9/1/20631	788	687
	Freddie Mac Pool #ZA1922 5.00% 2/1/20261,3	—2	—2
	Freddie Mac Pool #ZS8950 5.00% 10/1/20291	1	1
	Freddie Mac Pool #A18781 5.00% 3/1/20341,3	518	512
	Freddie Mac Pool #RB5113 1.50% 6/1/20411	1,584	1,282
	Freddie Mac Pool #RB5115 2.50% 6/1/20411	298	260
	Freddie Mac Pool #RB5138 2.00% 12/1/20411	90	75
	Freddie Mac Pool #RB5145 2.00% 2/1/20421	84	70
	Freddie Mac Pool #RB5148 2.00% 3/1/20421	28	23
	Freddie Mac Pool #Q15874 4.00% 2/1/20431	1	1
	Freddie Mac Pool #760014 2.838% 8/1/20451,4	265	256
	Freddie Mac Pool #Q47615 3.50% 4/1/20471	16	14
	Freddie Mac Pool #Q52069 3.50% 11/1/20471	24	21
	Freddie Mac Pool #Q55971 4.00% 5/1/20481	16	15
	Freddie Mac Pool #Q56175 4.00% 5/1/20481	14	13
	Freddie Mac Pool #Q55970 4.00% 5/1/20481	7	7
	Freddie Mac Pool #Q56599 4.00% 6/1/20481	24	22
	Freddie Mac Pool #Q58411 4.50% 9/1/20481	45	43
	Freddie Mac Pool #Q58436 4.50% 9/1/20481	23	23
	Freddie Mac Pool #Q58378 4.50% 9/1/20481	15	15
	Freddie Mac Pool #QA2748 3.50% 9/1/20491	16	14
	Freddie Mac Pool #SD7512 3.00% 2/1/20501	141	122
	Freddie Mac Pool #RA3384 3.00% 8/1/20501	5	4
	Freddie Mac Pool #SI2062 2.00% 9/1/20501	182	144
	Freddie Mac Pool #RA3987 2.50% 11/1/20501	195	161
	Freddie Mac Pool #RA4352 2.00% 1/1/20511	320	254
	Freddie Mac Pool #SD8128 2.00% 2/1/20511	2	1

American Funds Insurance Series 216

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Pool #SD8134 2.00% 3/1/20511	USD3	$2
mortgage-backed	Freddie Mac Pool #RA5288 2.00% 5/1/20511	297	236
obligations	Freddie Mac Pool #QC7626 3.00% 9/1/20511	228	196
(continued)	Freddie Mac Pool #RA6406 2.00% 11/1/20511	74	58
	Freddie Mac Pool #SD1385 2.50% 11/1/20511	60	50
	Freddie Mac Pool #RA6598 3.50% 1/1/20521	173	155
	Freddie Mac Pool #SD0873 3.50% 2/1/20521,3	1,031	929
	Freddie Mac Pool #QD7089 3.50% 2/1/20521	7	7
	Freddie Mac Pool #SD8214 3.50% 5/1/20521	371	329
	Freddie Mac Pool #SD8225 3.00% 7/1/20521	1,114	949
	Freddie Mac Pool #SD8242 3.00% 9/1/20521	119	101
	Freddie Mac Pool #QF0213 4.50% 9/1/20521	1,193	1,127
	Freddie Mac Pool #RA7938 5.00% 9/1/20521	639	619
	Freddie Mac Pool #QF0924 5.50% 9/1/20521	219	217
	Freddie Mac Pool #SD8258 5.00% 10/1/20521	248	240
	Freddie Mac Pool #RA8059 5.50% 10/1/20521	110	109
	Freddie Mac Pool #SD1895 4.50% 11/1/20521	358	345
	Freddie Mac Pool #SD8266 4.50% 11/1/20521	338	319
	Freddie Mac Pool #SD8280 6.50% 11/1/20521	775	793
	Freddie Mac Pool #SD2602 3.00% 12/1/20521	31	27
	Freddie Mac Pool #SD4116 4.50% 12/1/20521	392	370
	Freddie Mac Pool #SD8288 5.00% 1/1/20531	43	41
	Freddie Mac Pool #SD8315 5.00% 4/1/20531	121	117
	Freddie Mac Pool #SD2716 5.00% 4/1/20531	84	81
	Freddie Mac Pool #SD8316 5.50% 4/1/20531	95	94
	Freddie Mac Pool #SD8322 4.50% 5/1/20531	236	223
	Freddie Mac Pool #SD2861 6.00% 5/1/20531	61	62
	Freddie Mac Pool #SD8329 5.00% 6/1/20531	27	26
	Freddie Mac Pool #SD8331 5.50% 6/1/20531	304	300
	Freddie Mac Pool #RA9279 6.00% 6/1/20531	67	68
	Freddie Mac Pool #RA9283 6.00% 6/1/20531	62	63
	Freddie Mac Pool #RA9281 6.00% 6/1/20531	42	42
	Freddie Mac Pool #RA9284 6.00% 6/1/20531	29	29
	Freddie Mac Pool #SD8341 5.00% 7/1/20531	2	2
	Freddie Mac Pool #SD8342 5.50% 7/1/20531	878	867
	Freddie Mac Pool #SD3386 5.50% 7/1/20531	53	52
	Freddie Mac Pool #SD8350 6.00% 8/1/20531,3	5,499	5,518
	Freddie Mac Pool #RA9857 6.00% 9/1/20531	1,048	1,054
	Freddie Mac Pool #RA9854 6.00% 9/1/20531	123	125
	Freddie Mac Pool #SD4053 6.00% 10/1/20531	703	707
	Freddie Mac Pool #SD8368 6.00% 10/1/20531	496	497
	Freddie Mac Pool #SD8369 6.50% 10/1/20531	136	139
	Freddie Mac Pool #SD8371 5.00% 11/1/20531	1,077	1,042
	Freddie Mac Pool #SD4977 5.00% 11/1/20531	667	645
	Freddie Mac Pool #SD8395 5.50% 1/1/20541	481	475
	Freddie Mac Pool #RJ0668 6.00% 1/1/20541	1,729	1,740
	Freddie Mac Pool #SD4795 6.00% 1/1/20541	1,424	1,434
	Freddie Mac Pool #QI0006 6.00% 2/1/20541	57	57
	Freddie Mac Pool #RJ1216 5.50% 4/1/20541	69	69
	Freddie Mac Pool #SD8420 5.50% 4/1/20541	20	19
	Freddie Mac Pool #RJ1215 5.50% 4/1/20541	15	15
	Freddie Mac Pool #QI2895 6.00% 4/1/20541	102	102
	Freddie Mac Pool #RJ1448 5.50% 5/1/20541	65	64
	Freddie Mac Pool #SD5404 6.50% 5/1/20541	497	509
	Freddie Mac Pool #RJ1447 6.50% 5/1/20541	77	79
	Freddie Mac Pool #RJ1726 6.50% 6/1/20541	236	241
	Freddie Mac Pool #QI8874 6.00% 7/1/20541	248	250
	Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/20301	300	294
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA,
	3.00% 1/25/20561,4	88	81

217American Funds Insurance Series
American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)			Principal amount	Value
			(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT,
mortgage-backed	3.25%	7/25/20561	USD83	$ 73
obligations	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA,
(continued)	3.00%	8/25/20561	169	154
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA,
	3.00%	8/25/20561,4	118	109
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT,
	3.00%	5/25/20571	22	18
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
	3.50%	8/25/20571	95	90
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT,
	3.50%	8/26/20581	28	24
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT,
	3.50%	10/25/20581	16	14
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1,
	3.50%	6/25/20281	220	207
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50%	11/25/20281	12	11
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC,
	2.00%	11/25/20301	312	271
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC,
	2.25%	5/26/20311	324	285
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD,
	2.00%	7/25/20311	271	235
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1,
	3.50%	5/25/20321	286	269
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC,
	2.00%	9/27/20601	324	282
	Government National Mortgage Assn. 2.50% 7/1/20541,5		115	97
	Government National Mortgage Assn. 3.00% 7/1/20541,5		113	98
	Government National Mortgage Assn. 4.00% 7/1/20541,5		82	76
	Government National Mortgage Assn. 5.00% 7/1/20541,5		5	5
	Government National Mortgage Assn. 5.50% 7/1/20541,5		274	272
	Government National Mortgage Assn. 6.50% 7/1/20541,5		310	314
	Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/20341		626	596
	Government National Mortgage Assn. Pool #AD0028 3.75% 7/20/20381		247	231
	Government National Mortgage Assn. Pool #004410 4.00% 4/20/20391		50	47
	Government National Mortgage Assn. Pool #AH5897 3.75% 7/20/20391		496	464
	Government National Mortgage Assn. Pool #783690 6.00% 9/20/20391		70	72
	Government National Mortgage Assn. Pool #004823 4.00% 10/20/20401		77	73
	Government National Mortgage Assn. Pool #005104 5.00% 6/20/20411		160	159
	Government National Mortgage Assn. Pool #005142 4.50% 8/20/20411		11	11
	Government National Mortgage Assn. Pool #005165 6.50% 8/20/20411		80	79
	Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/20421		80	70
	Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/20421		187	170
	Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/20431		86	78
	Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/20441		808	761
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/20501		91	73
	Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/20501		37	31
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/20501		81	65
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/20511		350	290
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/20511		86	71
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/20511		537	456
	Government National Mortgage Assn. Pool #786502 2.50% 2/20/20521		337	282
	Government National Mortgage Assn. Pool #786647 2.50% 3/20/20521		182	152
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/20521		156	130
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/20521		240	202
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/20521		5	4
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/20521		169	157
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/20531		257	244
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/20531		15	14

American Funds Insurance Series 218

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Government National Mortgage Assn. Pool #AN1825 4.518% 6/20/20651	USD40	$39
mortgage-backed	Government National Mortgage Assn. Pool #AO0461 4.539% 8/20/20651	12	12
obligations	Government National Mortgage Assn. Pool #AO0409 4.561% 12/20/20651	37	36
(continued)	Government National Mortgage Assn. Pool #AO0385 4.439% 1/20/20661	261	256
	Government National Mortgage Assn. Pool #725897 5.20% 1/20/20661	1	1
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/20631	208	155
	Uniform Mortgage-Backed Security 2.50% 7/1/20391,5	350	316
	Uniform Mortgage-Backed Security 4.00% 7/1/20391,5	125	120
	Uniform Mortgage-Backed Security 2.00% 7/1/20541,5	547	428
	Uniform Mortgage-Backed Security 3.00% 7/1/20541,5	2,624	2,233
	Uniform Mortgage-Backed Security 3.50% 7/1/20541,5	1,133	1,003
	Uniform Mortgage-Backed Security 4.00% 7/1/20541,5	1,290	1,181
	Uniform Mortgage-Backed Security 4.50% 7/1/20541,5	2,573	2,426
	Uniform Mortgage-Backed Security 5.00% 7/1/20541,5	5,770	5,577
	Uniform Mortgage-Backed Security 5.50% 7/1/20541,5	1,624	1,602
	Uniform Mortgage-Backed Security 6.00% 7/1/20541,5	5,198	5,213
	Uniform Mortgage-Backed Security 6.50% 7/1/20541,5	8,228	8,375
	Uniform Mortgage-Backed Security 7.00% 7/1/20541,5	111	115
	Uniform Mortgage-Backed Security 3.00% 8/1/20541,5	1,123	956
	Uniform Mortgage-Backed Security 4.50% 8/1/20541,5	445	420
	Uniform Mortgage-Backed Security 6.00% 8/1/20541,5	2,263	2,269
	Uniform Mortgage-Backed Security 6.50% 8/1/20541,5	3,746	3,811
	Uniform Mortgage-Backed Security 7.00% 8/1/20541,5	741	761
			95,840

Commercial	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A,
mortgage-backed	(1-month USD CME Term SOFR + 1.77%) 7.098% 5/15/20391,4,6	100	100
securities	BX Trust, Series 2022-CSMO, Class A,
1.61%	(1-month USD CME Term SOFR + 2.115%) 7.444% 6/15/20271,4,6	100	100
	BX Trust, Series 2021-ARIA, Class A,
	(1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/20361,4,6	891	881
	BX Trust, Series 2022-IND, Class A,
	(1-month USD CME Term SOFR + 1.491%) 6.82% 4/15/20371,4,6	122	122
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A,
	6.015% 10/12/20401,4,6	379	380
	Extended Stay America Trust, Series 2021-ESH, Class A,
	(1-month USD CME Term SOFR + 1.194%) 6.523% 7/15/20381,4,6	91	91
	Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A,
	(1-month USD CME Term SOFR + 2.489%) 7.817% 8/15/20391,4	100	100
			1,774

Collateralized	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/20611,4,6	153	142
mortgage-backed	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/20661,4,6	68	59
obligations (privately	FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/20531,4,6	203	193
originated)	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A,
0.41%	1.259% 11/25/20311,4,6	22	21
	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/20551,4,6	35	35
			450

	Total mortgage-backed obligations		98,064
U.S. Treasury bonds & notes 6.04%

U.S. Treasury	U.S. Treasury 4.25% 1/31/2026	1,410	1,397
6.04%	U.S. Treasury 4.50% 3/31/20263	210	209
	U.S. Treasury 4.125% 7/31/2028	1,250	1,236
	U.S. Treasury 4.50% 5/31/2029	3,505	3,529
	U.S. Treasury 1.875% 2/15/2032	10	8

219American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)			Principal amount	Value
			(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury 1.875% 2/15/2041		USD240	$164
(continued)	U.S. Treasury 3.25% 5/15/2042		106	88
	U.S. Treasury 1.875% 11/15/2051		65	38

	Total U.S. Treasury bonds & notes			6,669
Asset-backed obligations 1.19%

	Citizens Auto Receivables Trust, Series 2023-2, Class A2A, 6.09% 10/15/20261,6		62	62
	Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/20361,6		257	259
	Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/20251,6		86	85
	LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/20271,6		60	61
	Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/20691,6		85	75
	Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/20691,6		105	93
	Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/20621,6		134	121
	Nelnet Student Loan Trust, Series 2021-C, Class AFL,
	(1-month USD CME Term SOFR + 0.854%) 6.193% 4/20/20621,4,6		109	109
	New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1,
	1.91% 10/20/20611,6		100	89
	Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/20291		12	12
	Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/20361,6		100	100
	Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/20281		243	243
				1,309

	Total bonds, notes & other debt instruments (cost: $107,355,000)			106,042
		Weighted

Short-term securities 36.85%		average yield
		at acquisition

Commercial paper 20.61%

	BofA Securities, Inc. 7/19/20246	5.330%	2,170	2,163
	Chariot Funding, LLC 7/22/20246	5.360	2,300	2,292
	Coca-Cola Co. 7/17/20246	5.330	1,656	1,651
	Eli Lilly and Co. 8/9/20246	5.320	1,200	1,193
	Honeywell International, Inc. 9/24/20246	5.300	1,400	1,382
	Johnson & Johnson 7/11/20246	5.310	2,300	2,296
	Linde, Inc. 7/12/2024	5.310	2,500	2,495
	Microsoft Corp. 7/10/20246	5.300	2,300	2,296
	Paccar Financial Corp. 7/12/2024	5.320	2,000	1,996
	PepsiCo, Inc. 8/8/20246	5.300	1,750	1,739
	Procter & Gamble Co. 7/10/20246	5.320	2,000	1,996
	Wal-Mart Stores, Inc. 7/24/20246	5.310	1,250	1,245
				22,744

U.S. Treasury bills 1.17%

	U.S. Treasury 9/19/2024	5.102	1,300	1,285

Federal agency bills & notes 15.07%

	Federal Farm Credit Banks 8/27/2024	5.130	1,000	992
	Federal Home Loan Bank 7/1/2024	5.200	1,400	1,399
	Federal Home Loan Bank 7/3/2024	5.248	5,000	4,998
	Federal Home Loan Bank 8/2/2024	5.260	2,000	1,991
	Federal Home Loan Bank 8/7/2024	5.258	2,300	2,288

American Funds Insurance Series 220

American Funds Mortgage Fund (continued)

						Weighted
Short-term securities (continued)						average yield	Principal amount	Value
						at acquisition	(000)	(000)

Federal agency bills & notes (continued)

		Federal Home Loan Bank 8/23/2024				5.260%	USD2,500	$ 2,481
		Federal Home Loan Bank 8/30/2024				5.240	1,000	991
		Tennessee Valley Authority 7/17/2024				5.267	1,500	1,496

		Total short-term securities (cost: $40,676,000)						40,665

		Total investment securities 132.93% (cost: $148,031,000)						146,707
		Other assets less liabilities (32.93)%						(36,339)

		Net assets 100.00%						$110,368
Futures contracts

								Value and
								unrealized
								appreciation
							Notional	(depreciation)
				Number of	Expiration		amount	at 6/30/2024
Contracts			Type	contracts		date	(000)	(000)

30 Day Federal Funds Futures			Long	47		9/3/2024	USD18,546	$ (4)
2 Year U.S. Treasury Note Futures			Long	286		10/3/2024	58,407	109
5 Year U.S. Treasury Note Futures			Long	191		10/3/2024	20,356	120
10 Year Ultra U.S. Treasury Note Futures			Long	67		9/30/2024	7,607	71
10 Year U.S. Treasury Note Futures			Long	34		9/30/2024	3,739	34
20 Year U.S. Treasury Bond Futures			Short	52		9/30/2024	(6,152)	(64)
30 Year Ultra U.S. Treasury Bond Futures			Long	16		9/30/2024	2,005	19

								$285
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
							Upfront	Unrealized
	Receive		Pay				premium	appreciation
					Notional	Value at	paid	(depreciation)

	Payment		Payment	Expiration	amount	6/30/2024	(received)	at 6/30/2024
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

SOFR	Annual	3.6025%	Annual	1/8/2034	USD495	$13	$—	$13
SOFR	Annual	3.41%	Annual	7/28/2045	USD1,300	86	—	86

						$99	$—	$99

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

2Amount less than one thousand.

3All or a portion of this security was pledged as collateral. The total value of pledged collateral was $945,000, which represented .86% of the net assets of the fund.

4Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

5Purchased on a TBA basis.

6Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $21,431,000, which represented 19.42% of the net assets of the fund.

221American Funds Insurance Series

American Funds Mortgage Fund (continued)

Key to abbreviation(s)

Assn. = Association

CME = CME Group

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series 222

Ultra-Short Bond Fund

Investment portfolio June 30, 2024			unaudited
	Weighted
Short-term securities 97.89%	average yield	Principal amount	Value
	at acquisition	(000)	(000)

Commercial paper 93.14%

Alberta (Province of) 7/2/20241	5.300%	USD10,000	$9,994
British Columbia (Province of) 7/25/2024	5.320	12,800	12,749
Cabot Trail Funding, LLC. 9/11/20241	5.370	13,000	12,853
Chariot Funding, LLC 8/13/20241	5.360	11,000	10,924
Chariot Funding, LLC 9/5/20241	5.286	2,400	2,375
Cisco Systems, Inc. 10/1/20241	5.320	10,000	9,859
Eli Lilly and Co. 8/9/20241	5.320	11,800	11,727
Federation Des Caisses Desjardins 7/11/20241	5.360	11,300	11,278
Honeywell International, Inc. 7/12/20241	5.220	10,000	9,979
ING (U.S.) Funding, LLC 10/21/20241	5.305	3,800	3,735
Johnson & Johnson 7/11/20241	5.310	12,000	11,977
Komatsu Finance America, Inc. 8/1/20241	5.350	10,100	10,049
Liberty Street Funding, LLC 7/25/20241	5.380	10,700	10,657
L’Oréal USA, Inc. 9/11/20241	5.330	9,000	8,900
LVMH Moët Hennessy Louis Vuitton, Inc. 7/9/20241	5.139	12,000	11,981
Microsoft Corp. 7/18/20241	5.300	12,000	11,965
Mizuho Bank, Ltd. 9/3/20241	5.370	12,000	11,879
National Bank of Canada 7/26/20241	5.350	11,600	11,552
Nederlandse Waterschapsbank NV 7/30/20241	5.244	12,000	11,943
Nestlé Finance International, Ltd. 8/2/20241	5.220	12,000	11,939
Novartis Finance Corp. 7/1/20241	5.040	12,000	11,995
Oversea-Chinese Banking Corp., Ltd. 8/12/20241	5.370	12,000	11,920
Pfizer, Inc. 7/16/20241	5.280	6,500	6,483
Procter & Gamble Co. 7/10/20241	5.320	12,000	11,979
Sanofi 9/6/20241	5.340	12,000	11,876
Siemens Capital Co., LLC 8/27/20241	5.320	12,000	11,894
Starbird Funding Corp. 12/30/20241	5.292	9,000	8,753
Thunder Bay Funding, LLC 9/6/20241	5.232	12,000	11,875
United Overseas Bank, Ltd. 8/12/20241	5.360	11,800	11,721
Victory Receivables Corp. 8/5/20241	5.310	12,000	11,932
Wal-Mart Stores, Inc. 7/24/20241	5.217	12,200	12,153
			330,896
U.S. Treasury bills 2.81%

U.S. Treasury 7/9/2024	5.160	10,000	9,988
Federal agency bills & notes 1.94%

Federal Home Loan Bank 8/30/2024	5.240	2,000	1,982
Federal Home Loan Bank 11/6/2024	5.135	5,000	4,908

			6,890

Total short-term securities (cost: $347,924,000)			347,774

Total investment securities 97.89% (cost: $347,924,000)			347,774
Other assets less liabilities 2.11%			7,508

Net assets 100.00%			$355,282

1Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $318,147,000, which represented 89.55% of the net assets of the fund.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

223American Funds Insurance Series

U.S. Government Securities Fund

Investment portfolio June 30, 2024			unaudited
Bonds, notes & other debt instruments 97.72%		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations 59.12%

Federal agency	Fannie Mae Pool #735070 6.50% 10/1/20241	USD—2	$—2
mortgage-backed	Fannie Mae Pool #745316 6.50% 2/1/20261	18	18
obligations	Fannie Mae Pool #AL9870 6.50% 2/1/20281	19	19
59.06%	Fannie Mae Pool #257431 6.50% 10/1/20281	1	1
	Fannie Mae Pool #695412 5.00% 6/1/20331	—2	—2
	Fannie Mae Pool #AD3566 5.00% 10/1/20351	3	3
	Fannie Mae Pool #MA2588 4.00% 4/1/20361	533	514
	Fannie Mae Pool #MA2746 4.00% 9/1/20361	1,178	1,136
	Fannie Mae Pool #940890 6.50% 6/1/20371	—2	—2
	Fannie Mae Pool #256828 7.00% 7/1/20371	3	3
	Fannie Mae Pool #256860 6.50% 8/1/20371	10	10
	Fannie Mae Pool #888698 7.00% 10/1/20371	12	12
	Fannie Mae Pool #970343 6.00% 2/1/20381	13	13
	Fannie Mae Pool #931768 5.00% 8/1/20391	4	4
	Fannie Mae Pool #AC0794 5.00% 10/1/20391	19	19
	Fannie Mae Pool #932606 5.00% 2/1/20401	8	8
	Fannie Mae Pool #FM7365 2.00% 5/1/20411	26,307	22,139
	Fannie Mae Pool #AI1862 5.00% 5/1/20411	287	283
	Fannie Mae Pool #AI3510 5.00% 6/1/20411	158	156
	Fannie Mae Pool #AE1248 5.00% 6/1/20411	31	31
	Fannie Mae Pool #AJ0704 5.00% 9/1/20411	134	133
	Fannie Mae Pool #AJ1873 4.00% 10/1/20411	22	21
	Fannie Mae Pool #AJ5391 5.00% 11/1/20411	97	96
	Fannie Mae Pool #AE1277 5.00% 11/1/20411	13	13
	Fannie Mae Pool #MA4501 2.00% 12/1/20411	2,623	2,195
	Fannie Mae Pool #AE1283 5.00% 12/1/20411	8	8
	Fannie Mae Pool #MA4540 2.00% 2/1/20421	1,206	1,009
	Fannie Mae Pool #AE1290 5.00% 2/1/20421	17	17
	Fannie Mae Pool #MA4570 2.00% 3/1/20421	782	654
	Fannie Mae Pool #AT0300 3.50% 3/1/20431	4	4
	Fannie Mae Pool #AT3954 3.50% 4/1/20431	6	6
	Fannie Mae Pool #AT7161 3.50% 6/1/20431	34	31
	Fannie Mae Pool #AY1829 3.50% 12/1/20441	7	6
	Fannie Mae Pool #BE5017 3.50% 2/1/20451	58	52
	Fannie Mae Pool #FM9416 3.50% 7/1/20451	3,895	3,532
	Fannie Mae Pool #BE8740 3.50% 5/1/20471	48	43
	Fannie Mae Pool #BE8742 3.50% 5/1/20471	14	13
	Fannie Mae Pool #BH2846 3.50% 5/1/20471	7	7
	Fannie Mae Pool #BH2848 3.50% 5/1/20471	6	6
	Fannie Mae Pool #BH2847 3.50% 5/1/20471	3	3
	Fannie Mae Pool #BH3122 4.00% 6/1/20471	5	5
	Fannie Mae Pool #BJ5015 4.00% 12/1/20471	115	107
	Fannie Mae Pool #BM3788 3.50% 3/1/20481	2,802	2,535
	Fannie Mae Pool #BJ4901 3.50% 3/1/20481	36	32
	Fannie Mae Pool #BK5232 4.00% 5/1/20481	70	65
	Fannie Mae Pool #BK6840 4.00% 6/1/20481	94	88
	Fannie Mae Pool #BK9743 4.00% 8/1/20481	25	23
	Fannie Mae Pool #BK9761 4.50% 8/1/20481	15	15
	Fannie Mae Pool #FM3280 3.50% 5/1/20491	1,005	911
	Fannie Mae Pool #FM1062 3.50% 6/1/20491	382	346
	Fannie Mae Pool #BJ8411 3.50% 8/1/20491	96	86
	Fannie Mae Pool #CA4151 3.50% 9/1/20491	495	447
	Fannie Mae Pool #FM1443 3.50% 9/1/20491	275	247
	Fannie Mae Pool #FM2179 3.00% 1/1/20501	3,160	2,741
	Fannie Mae Pool #CA6593 2.50% 8/1/20501	818	681
	Fannie Mae Pool #CA7052 3.00% 9/1/20501	29	25
	Fannie Mae Pool #BQ3005 2.50% 10/1/20501	507	418
	Fannie Mae Pool #CA7257 2.50% 10/1/20501	172	143
	Fannie Mae Pool #CA7739 2.50% 11/1/20501	1,722	1,431
	Fannie Mae Pool #MA4208 2.00% 12/1/20501	208	164
	Fannie Mae Pool #MA4237 2.00% 1/1/20511	73	58

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #FM6548 2.00% 3/1/20511	USD980	$ 782
mortgage-backed	Fannie Mae Pool #CB0290 2.00% 4/1/20511	622	491
obligations	Fannie Mae Pool #MA4305 2.00% 4/1/20511	10	8
(continued)	Fannie Mae Pool #BR1035 2.00% 5/1/20511	6	5
	Fannie Mae Pool #FM7687 3.00% 6/1/20511	4,965	4,297
	Fannie Mae Pool #BR2095 2.50% 7/1/20511	1,457	1,201
	Fannie Mae Pool #FM7900 2.50% 7/1/20511	174	145
	Fannie Mae Pool #CB1527 2.50% 9/1/20511	636	525
	Fannie Mae Pool #FS0965 2.00% 11/1/20511	45	36
	Fannie Mae Pool #CB2286 2.50% 12/1/20511	1,135	941
	Fannie Mae Pool #FM9976 3.00% 12/1/20511	734	639
	Fannie Mae Pool #CB2544 3.00% 1/1/20521	2,128	1,833
	Fannie Mae Pool #BV3076 2.00% 2/1/20521	424	333
	Fannie Mae Pool #FS0523 2.50% 2/1/20521	181	150
	Fannie Mae Pool #FS0647 3.00% 2/1/20521	3,390	2,940
	Fannie Mae Pool #CB3140 4.00% 3/1/20521	465	427
	Fannie Mae Pool #CB3528 4.00% 5/1/20521	621	569
	Fannie Mae Pool #FS7329 2.00% 6/1/20521	108	85
	Fannie Mae Pool #CB3774 4.00% 6/1/20521	2,944	2,700
	Fannie Mae Pool #FS2159 5.00% 6/1/20521	57	56
	Fannie Mae Pool #BV2558 5.00% 6/1/20521	50	49
	Fannie Mae Pool #FS6986 2.00% 7/1/20521	229	179
	Fannie Mae Pool #FS6362 3.50% 8/1/20521	2,499	2,214
	Fannie Mae Pool #BW7327 4.50% 8/1/20521	2,966	2,801
	Fannie Mae Pool #BV8976 5.00% 8/1/20521	335	325
	Fannie Mae Pool #FS2489 5.00% 8/1/20521	53	51
	Fannie Mae Pool #MA4732 4.00% 9/1/20521	1,340	1,228
	Fannie Mae Pool #BW1192 4.50% 9/1/20521	705	666
	Fannie Mae Pool #FS4611 5.00% 9/1/20521	9,296	9,007
	Fannie Mae Pool #BW9458 4.50% 10/1/20521	949	898
	Fannie Mae Pool #BX0097 4.50% 10/1/20521	855	809
	Fannie Mae Pool #FS5994 5.00% 10/1/20521	9,067	8,791
	Fannie Mae Pool #BX1004 5.00% 10/1/20521	5,163	4,995
	Fannie Mae Pool #BW1289 5.50% 10/1/20521	684	677
	Fannie Mae Pool #BW1243 5.50% 10/1/20521	611	604
	Fannie Mae Pool #CB4917 5.50% 10/1/20521	94	94
	Fannie Mae Pool #MA4820 6.50% 10/1/20521	239	244
	Fannie Mae Pool #MA4840 4.50% 12/1/20521	2,769	2,615
	Fannie Mae Pool #BX6121 6.00% 1/1/20531	2,325	2,339
	Fannie Mae Pool #MA4919 5.50% 2/1/20531	10	10
	Fannie Mae Pool #FS3759 6.00% 2/1/20531	834	851
	Fannie Mae Pool #BX6803 6.00% 3/1/20531	991	996
	Fannie Mae Pool #CB5919 6.00% 3/1/20531	893	898
	Fannie Mae Pool #MA4979 5.50% 4/1/20531	2,361	2,332
	Fannie Mae Pool #CB6106 6.50% 4/1/20531	422	434
	Fannie Mae Pool #MA5027 4.00% 5/1/20531	997	912
	Fannie Mae Pool #MA5010 5.50% 5/1/20531	352	347
	Fannie Mae Pool #MA5011 6.00% 5/1/20531	2,123	2,133
	Fannie Mae Pool #MA5039 5.50% 6/1/20531	3,182	3,141
	Fannie Mae Pool #CB6485 6.00% 6/1/20531	3,311	3,335
	Fannie Mae Pool #FS4933 6.00% 6/1/20531	2,253	2,266
	Fannie Mae Pool #CB6486 6.00% 6/1/20531	2,031	2,045
	Fannie Mae Pool #MA5040 6.00% 6/1/20531	1,680	1,688
	Fannie Mae Pool #CB6465 6.00% 6/1/20531	1,498	1,510
	Fannie Mae Pool #MA5070 4.50% 7/1/20531	3,039	2,869
	Fannie Mae Pool #CB6719 4.50% 7/1/20531	392	370
	Fannie Mae Pool #MA5072 5.50% 7/1/20531	10,796	10,653
	Fannie Mae Pool #MA5073 6.00% 7/1/20531	1,952	1,960
	Fannie Mae Pool #FS5343 6.00% 7/1/20531	337	339
	Fannie Mae Pool #CB6853 4.50% 8/1/20531	476	449
	Fannie Mae Pool #MA5107 5.50% 8/1/20531	223	220

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #CB7216 4.00% 9/1/20531	USD28	$26
mortgage-backed	Fannie Mae Pool #FS5749 6.50% 9/1/20531	7,901	8,061
obligations	Fannie Mae Pool #MA5177 4.00% 10/1/20531	2,783	2,548
(continued)	Fannie Mae Pool #MA5165 5.50% 10/1/20531	24,197	23,878
	Fannie Mae Pool #MA5166 6.00% 10/1/20531	615	617
	Fannie Mae Pool #MA5207 4.00% 11/1/20531	1,256	1,150
	Fannie Mae Pool #FS7252 5.00% 11/1/20531	9,794	9,470
	Fannie Mae Pool #MA5191 6.00% 11/1/20531	11,542	11,582
	Fannie Mae Pool #FS7979 2.00% 12/1/20531	1,162	912
	Fannie Mae Pool #MA5236 4.00% 12/1/20531	25	23
	Fannie Mae Pool #FS6668 5.50% 12/1/20531	557	550
	Fannie Mae Pool #MA5215 5.50% 12/1/20531	161	159
	Fannie Mae Pool #CB7624 6.50% 12/1/20531	15,334	15,651
	Fannie Mae Pool #FS6873 6.50% 1/1/20541	4,372	4,457
	Fannie Mae Pool #MA5283 4.00% 2/1/20541	941	861
	Fannie Mae Pool #FS6809 5.50% 2/1/20541	529	522
	Fannie Mae Pool #MA5274 7.00% 2/1/20541	2,812	2,894
	Fannie Mae Pool #MA5296 5.50% 3/1/20541	1,073	1,059
	Fannie Mae Pool #CB8328 5.50% 4/1/20541	1,339	1,325
	Fannie Mae Pool #MA5331 5.50% 4/1/20541	235	232
	Fannie Mae Pool #DB1235 6.00% 4/1/20541	735	742
	Fannie Mae Pool #CB8387 6.50% 4/1/20541	1,509	1,550
	Fannie Mae Pool #MA5353 5.50% 5/1/20541	6,251	6,167
	Fannie Mae Pool #CB8755 6.00% 6/1/20541	3,356	3,381
	Fannie Mae Pool #BU4700 6.00% 7/1/20541	8,385	8,447
	Fannie Mae Pool #BF0497 3.00% 7/1/20601	1,250	1,040
	Fannie Mae Pool #BF0585 4.50% 12/1/20611	393	371
	Fannie Mae Pool #BF0765 3.50% 9/1/20631	484	421
	Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/20251,3	—2	—2
	Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/20251,3	—2	—2
	Freddie Mac Pool #ZS8907 6.50% 10/1/20261	1	1
	Freddie Mac Pool #ZA2024 6.50% 9/1/20271	1	1
	Freddie Mac Pool #1H1354 6.328% 11/1/20361,3	40	41
	Freddie Mac Pool #C03518 5.00% 9/1/20401	247	244
	Freddie Mac Pool #G06459 5.00% 5/1/20411	541	535
	Freddie Mac Pool #RB5138 2.00% 12/1/20411	702	588
	Freddie Mac Pool #RB5145 2.00% 2/1/20421	687	575
	Freddie Mac Pool #RB5148 2.00% 3/1/20421	1,628	1,361
	Freddie Mac Pool #RB5154 2.50% 4/1/20421	9,902	8,471
	Freddie Mac Pool #Q15874 4.00% 2/1/20431	3	3
	Freddie Mac Pool #Q17696 3.50% 4/1/20431	23	21
	Freddie Mac Pool #Q19133 3.50% 6/1/20431	26	24
	Freddie Mac Pool #Q23190 4.00% 11/1/20431	135	128
	Freddie Mac Pool #Q28558 3.50% 9/1/20441	176	160
	Freddie Mac Pool #760014 2.838% 8/1/20451,3	224	217
	Freddie Mac Pool #Q47615 3.50% 4/1/20471	43	38
	Freddie Mac Pool #Q52069 3.50% 11/1/20471	64	58
	Freddie Mac Pool #SD0470 4.00% 11/1/20471	6,295	5,865
	Freddie Mac Pool #Q54709 3.50% 3/1/20481	47	42
	Freddie Mac Pool #Q54701 3.50% 3/1/20481	45	41
	Freddie Mac Pool #Q54700 3.50% 3/1/20481	36	32
	Freddie Mac Pool #Q54781 3.50% 3/1/20481	33	30
	Freddie Mac Pool #Q54782 3.50% 3/1/20481	26	24
	Freddie Mac Pool #Q54699 3.50% 3/1/20481	19	18
	Freddie Mac Pool #Q54831 3.50% 3/1/20481	12	11
	Freddie Mac Pool #Q54698 3.50% 3/1/20481	12	11
	Freddie Mac Pool #G67711 4.00% 3/1/20481	1,204	1,130
	Freddie Mac Pool #Q55971 4.00% 5/1/20481	63	59
	Freddie Mac Pool #Q56175 4.00% 5/1/20481	57	53
	Freddie Mac Pool #Q56590 3.50% 6/1/20481	24	22
	Freddie Mac Pool #Q56589 3.50% 6/1/20481	14	13

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Pool #Q56599 4.00% 6/1/20481	USD95	$89
mortgage-backed	Freddie Mac Pool #ZT2265 4.00% 8/1/20481	6,020	5,585
obligations	Freddie Mac Pool #Q58411 4.50% 9/1/20481	180	173
(continued)	Freddie Mac Pool #Q58436 4.50% 9/1/20481	94	90
	Freddie Mac Pool #Q58378 4.50% 9/1/20481	62	59
	Freddie Mac Pool #ZT0522 4.50% 9/1/20481	19	18
	Freddie Mac Pool #QA0284 3.50% 6/1/20491	154	139
	Freddie Mac Pool #QA2748 3.50% 9/1/20491	43	39
	Freddie Mac Pool #RA1463 3.50% 10/1/20491	341	308
	Freddie Mac Pool #RA1580 3.50% 10/1/20491	175	158
	Freddie Mac Pool #RA3384 3.00% 8/1/20501	30	26
	Freddie Mac Pool #SD8106 2.00% 11/1/20501	1,259	991
	Freddie Mac Pool #RA3987 2.50% 11/1/20501	1,952	1,609
	Freddie Mac Pool #SD8128 2.00% 2/1/20511	34	27
	Freddie Mac Pool #SD8134 2.00% 3/1/20511	56	44
	Freddie Mac Pool #RA5288 2.00% 5/1/20511	2,179	1,731
	Freddie Mac Pool #SD7544 3.00% 7/1/20511	148	128
	Freddie Mac Pool #SD0726 2.50% 10/1/20511	9,069	7,556
	Freddie Mac Pool #RA6406 2.00% 11/1/20511	451	355
	Freddie Mac Pool #SD1385 2.50% 11/1/20511	473	393
	Freddie Mac Pool #SD7552 2.50% 1/1/20521	296	246
	Freddie Mac Pool #SD0813 3.00% 1/1/20521	139	120
	Freddie Mac Pool #SD0873 3.50% 2/1/20521	12,058	10,865
	Freddie Mac Pool #QD7089 3.50% 2/1/20521	170	151
	Freddie Mac Pool #QD9477 4.00% 4/1/20521	377	345
	Freddie Mac Pool #8D0226 2.545% 5/1/20521,3	466	411
	Freddie Mac Pool #SD8214 3.50% 5/1/20521	7,955	7,048
	Freddie Mac Pool #QE8579 4.50% 8/1/20521	193	183
	Freddie Mac Pool #QE8282 5.00% 8/1/20521	800	774
	Freddie Mac Pool #QE7647 5.00% 8/1/20521	51	50
	Freddie Mac Pool #SD1496 5.00% 8/1/20521	46	45
	Freddie Mac Pool #QF0212 4.50% 9/1/20521	890	841
	Freddie Mac Pool #QE9497 4.50% 9/1/20521	218	206
	Freddie Mac Pool #SD1608 4.50% 9/1/20521	129	122
	Freddie Mac Pool #RA7938 5.00% 9/1/20521	10,604	10,268
	Freddie Mac Pool #SD8256 4.00% 10/1/20521	2,020	1,849
	Freddie Mac Pool #SD3782 4.50% 10/1/20521	3,458	3,266
	Freddie Mac Pool #SD8257 4.50% 10/1/20521	3,350	3,162
	Freddie Mac Pool #SD2465 4.50% 10/1/20521	85	80
	Freddie Mac Pool #SD1895 4.50% 11/1/20521	1,116	1,079
	Freddie Mac Pool #QF2560 4.50% 11/1/20521	974	922
	Freddie Mac Pool #SD2948 5.50% 11/1/20521	2,096	2,073
	Freddie Mac Pool #SD8281 6.50% 12/1/20521	4,982	5,099
	Freddie Mac Pool #SD8297 4.00% 2/1/20531	5,073	4,651
	Freddie Mac Pool #SD8305 4.00% 3/1/20531	819	750
	Freddie Mac Pool #SD8316 5.50% 4/1/20531	955	943
	Freddie Mac Pool #QG1653 6.00% 4/1/20531	908	914
	Freddie Mac Pool #QG0259 6.00% 4/1/20531	474	478
	Freddie Mac Pool #RA8647 4.50% 5/1/20531	89	84
	Freddie Mac Pool #SD8324 5.50% 5/1/20531	854	843
	Freddie Mac Pool #SD3369 5.50% 5/1/20531	561	555
	Freddie Mac Pool #SD8325 6.00% 5/1/20531	8,262	8,300
	Freddie Mac Pool #QG3763 6.00% 5/1/20531	1,930	1,942
	Freddie Mac Pool #SD2979 6.50% 5/1/20531	300	308
	Freddie Mac Pool #SD8331 5.50% 6/1/20531	1,610	1,589
	Freddie Mac Pool #SD8332 6.00% 6/1/20531	16,740	16,827
	Freddie Mac Pool #SD3175 6.00% 6/1/20531	4,066	4,088
	Freddie Mac Pool #SD3083 6.00% 6/1/20531	2,158	2,170
	Freddie Mac Pool #QG5227 6.00% 6/1/20531	920	925
	Freddie Mac Pool #RA9279 6.00% 6/1/20531	471	475
	Freddie Mac Pool #RA9283 6.00% 6/1/20531	436	439

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Pool #RA9281 6.00% 6/1/20531	USD294	$ 296
mortgage-backed	Freddie Mac Pool #RA9284 6.00% 6/1/20531	202	206
obligations	Freddie Mac Pool #RA9294 6.50% 6/1/20531	2,444	2,509
(continued)	Freddie Mac Pool #RA9292 6.50% 6/1/20531	2,144	2,191
	Freddie Mac Pool #RA9289 6.50% 6/1/20531	1,971	2,027
	Freddie Mac Pool #RA9288 6.50% 6/1/20531	1,897	1,955
	Freddie Mac Pool #RA9287 6.50% 6/1/20531	1,365	1,410
	Freddie Mac Pool #RA9290 6.50% 6/1/20531	1,000	1,026
	Freddie Mac Pool #RA9291 6.50% 6/1/20531	735	750
	Freddie Mac Pool #RA9295 6.50% 6/1/20531	536	555
	Freddie Mac Pool #SD8342 5.50% 7/1/20531	18,552	18,310
	Freddie Mac Pool #SD3386 5.50% 7/1/20531	651	644
	Freddie Mac Pool #SD8343 6.00% 7/1/20531	27,043	27,168
	Freddie Mac Pool #SD8350 6.00% 8/1/20531	23,237	23,315
	Freddie Mac Pool #SD8362 5.50% 9/1/20531	794	784
	Freddie Mac Pool #SD3857 6.00% 9/1/20531	43,432	43,754
	Freddie Mac Pool #RA9857 6.00% 9/1/20531	2,389	2,402
	Freddie Mac Pool #SD3825 6.50% 9/1/20531	109	111
	Freddie Mac Pool #SD8379 4.00% 10/1/20531	1,976	1,809
	Freddie Mac Pool #SD8366 5.00% 10/1/20531	15,438	14,927
	Freddie Mac Pool #SD4053 6.00% 10/1/20531	5,535	5,564
	Freddie Mac Pool #SD8369 6.50% 10/1/20531	14,828	15,102
	Freddie Mac Pool #SD8370 4.50% 11/1/20531	749	706
	Freddie Mac Pool #SD8372 5.50% 11/1/20531	3,491	3,445
	Freddie Mac Pool #SD8381 4.50% 12/1/20531	832	784
	Freddie Mac Pool #SD8406 4.00% 1/1/20541	1,032	945
	Freddie Mac Pool #SD8393 4.50% 1/1/20541	175	165
	Freddie Mac Pool #SD8395 5.50% 1/1/20541	2,190	2,161
	Freddie Mac Pool #RA9888 6.50% 1/1/20541	6,718	6,856
	Freddie Mac Pool #SD4894 6.00% 2/1/20541	4,955	4,994
	Freddie Mac Pool #SD4975 6.00% 2/1/20541	261	262
	Freddie Mac Pool #SD8420 5.50% 4/1/20541	814	804
	Freddie Mac Pool #RJ1216 5.50% 4/1/20541	623	617
	Freddie Mac Pool #RJ1215 5.50% 4/1/20541	113	112
	Freddie Mac Pool #QI2895 6.00% 4/1/20541	500	503
	Freddie Mac Pool #RJ1448 5.50% 5/1/20541	504	499
	Freddie Mac Pool #SD5404 6.50% 5/1/20541	2,785	2,850
	Freddie Mac Pool #RJ1779 6.00% 6/1/20541	12,810	12,913
	Freddie Mac Pool #RJ1726 6.50% 6/1/20541	1,167	1,194
	Freddie Mac Pool #QI8874 6.00% 7/1/20541	3,347	3,372
	Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 9/25/20241	1,074	1,068
	Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/20301	3,875	3,803
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA,
	3.00% 1/25/20561,3	3,926	3,600
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT,
	3.00% 7/25/20561	759	651
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT,
	3.25% 7/25/20561	307	267
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA,
	3.00% 8/25/20561	3,988	3,638
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA,
	3.00% 8/25/20561,3	3,567	3,268
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT,
	3.00% 5/25/20571	835	701
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT,
	3.25% 6/25/20571,3	1,181	1,048
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
	3.50% 8/25/20571	407	383
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT,
	3.50% 11/25/20571	3,736	3,289

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA,
mortgage-backed	3.50% 7/25/20581	USD474	$ 443
obligations	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA,
(continued)	3.50% 8/25/20581	1,776	1,649
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT,
	3.50% 8/26/20581	656	576
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT,
	3.50% 10/25/20581	353	310
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA,
	3.00% 2/25/20591	1,534	1,385
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50% 11/25/20281	15,623	14,692
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C,
	2.75% 11/25/20291	4,021	3,714
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D,
	2.00% 7/25/20301	1,129	999
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D,
	2.00% 7/25/20301	435	363
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1,
	3.50% 5/25/20321	3,850	3,626
	Government National Mortgage Assn. 3.00% 7/1/20541,4	435	379
	Government National Mortgage Assn. 3.50% 7/1/20541,4	4,430	3,978
	Government National Mortgage Assn. 4.00% 7/1/20541,4	4,565	4,219
	Government National Mortgage Assn. 5.50% 7/1/20541,4	1,905	1,890
	Government National Mortgage Assn. Pool #782365 6.00% 7/15/20381	66	68
	Government National Mortgage Assn. Pool #700778 5.50% 10/15/20381	16	16
	Government National Mortgage Assn. Pool #004269 6.50% 10/20/20381	137	144
	Government National Mortgage Assn. Pool #698668 5.50% 11/15/20381	27	27
	Government National Mortgage Assn. Pool #698406 5.00% 7/15/20391	149	150
	Government National Mortgage Assn. Pool #783690 6.00% 9/20/20391	70	73
	Government National Mortgage Assn. Pool #783689 5.50% 2/20/20401	2,033	2,068
	Government National Mortgage Assn. Pool #783688 5.00% 6/20/20411	727	734
	Government National Mortgage Assn. Pool #783687 4.50% 12/20/20411	468	453
	Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/20421	16	15
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/20501	836	678
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/20501	733	594
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/20511	4,983	4,131
	Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/20511	2,150	1,809
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/20511	704	585
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/20511	3,818	3,238
	Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/20521	90	75
	Government National Mortgage Assn. Pool #786502 2.50% 2/20/20521	3,259	2,730
	Government National Mortgage Assn. Pool #786647 2.50% 3/20/20521	1,735	1,455
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/20521	1,105	926
	Government National Mortgage Assn. Pool #785998 2.50% 3/20/20521	781	650
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/20521	959	806
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/20521	2,884	2,591
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/20521	340	314
	Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/20531	460	425
	Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/20531	231	213
	Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/20531	58	57
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/20531	4,609	4,384
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/20531	2,943	2,799
	Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/20531	1,225	1,165
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/20631	433	323
	Uniform Mortgage-Backed Security 2.00% 7/1/20391,4	1,115	980
	Uniform Mortgage-Backed Security 2.50% 7/1/20391,4	2,275	2,055
	Uniform Mortgage-Backed Security 4.00% 7/1/20391,4	920	885
	Uniform Mortgage-Backed Security 5.00% 7/1/20391,4	780	773
	Uniform Mortgage-Backed Security 2.00% 7/1/20541,4	2,707	2,118
	Uniform Mortgage-Backed Security 3.00% 7/1/20541,4	18,627	15,847

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Uniform Mortgage-Backed Security 3.50% 7/1/20541,4	USD6,508	$5,761
mortgage-backed	Uniform Mortgage-Backed Security 5.00% 7/1/20541,4	585	565
obligations	Uniform Mortgage-Backed Security 5.50% 7/1/20541,4	4,911	4,844
(continued)	Uniform Mortgage-Backed Security 6.00% 7/1/20541,4	3,176	3,186
	Uniform Mortgage-Backed Security 6.50% 7/1/20541,4	174,084	177,199
	Uniform Mortgage-Backed Security 7.00% 7/1/20541,4	1,088	1,119
	Uniform Mortgage-Backed Security 3.00% 8/1/20541,4	3,086	2,628
	Uniform Mortgage-Backed Security 3.50% 8/1/20541,4	7,000	6,197
	Uniform Mortgage-Backed Security 4.50% 8/1/20541,4	2,000	1,886
	Uniform Mortgage-Backed Security 6.00% 8/1/20541,4	66,672	66,836
	Uniform Mortgage-Backed Security 6.50% 8/1/20541,4	19,966	20,311
	Uniform Mortgage-Backed Security 7.00% 8/1/20541,4	17,229	17,710
			1,016,742

Collateralized	FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/20531,3,5	1,094	1,039
mortgage-backed
	Total mortgage-backed obligations		1,017,781
obligations

0.06%
U.S. Treasury bonds & notes 34.36%

U.S. Treasury	U.S. Treasury 1.75% 7/31/2024	10,270	10,241
31.33%	U.S. Treasury 3.00% 7/31/2024	1,470	1,467
	U.S. Treasury 4.50% 11/30/2024	7,848	7,823
	U.S. Treasury 4.125% 1/31/2025	2,906	2,886
	U.S. Treasury 2.00% 2/15/2025	890	872
	U.S. Treasury 4.625% 2/28/2025	30,265	30,143
	U.S. Treasury 3.875% 4/30/2025	250	247
	U.S. Treasury 3.125% 8/15/2025	390	382
	U.S. Treasury 0.25% 8/31/2025	1,023	968
	U.S. Treasury 3.50% 9/15/2025	28,780	28,263
	U.S. Treasury 3.00% 9/30/2025	2,235	2,181
	U.S. Treasury 5.00% 9/30/2025	3,170	3,169
	U.S. Treasury 4.25% 12/31/2025	17,685	17,516
	U.S. Treasury 4.25% 1/31/2026	30,610	30,317
	U.S. Treasury 4.625% 2/28/2026	9,375	9,341
	U.S. Treasury 4.625% 3/15/2026	11,050	11,012
	U.S. Treasury 4.50% 3/31/2026	1,435	1,427
	U.S. Treasury 4.875% 4/30/2026	35,525	35,578
	U.S. Treasury 4.50% 7/15/2026	10,366	10,322
	U.S. Treasury 4.625% 9/15/2026	10,209	10,196
	U.S. Treasury 4.375% 12/15/2026	8,511	8,463
	U.S. Treasury 1.25% 12/31/2026	8,665	7,989
	U.S. Treasury 4.25% 3/15/2027	8,015	7,951
	U.S. Treasury 4.50% 4/15/2027	30,000	29,954
	U.S. Treasury 0.50% 4/30/2027	1,250	1,117
	U.S. Treasury 2.625% 5/31/2027	2,290	2,172
	U.S. Treasury 3.625% 5/31/2028	14,850	14,422
	U.S. Treasury 1.25% 6/30/2028	3,325	2,941
	U.S. Treasury 4.00% 6/30/2028	6,907	6,802
	U.S. Treasury 1.00% 7/31/2028	970	847
	U.S. Treasury 4.125% 7/31/2028	17,685	17,493
	U.S. Treasury 4.375% 11/30/2028	16,130	16,123
	U.S. Treasury 4.625% 4/30/2029	15,000	15,169
	U.S. Treasury 4.50% 5/31/2029	17,450	17,567
	U.S. Treasury 2.625% 7/31/2029	9,309	8,579
	U.S. Treasury 3.75% 6/30/2030	32,030	31,002
	U.S. Treasury 4.625% 9/30/2030	1,290	1,308
	U.S. Treasury 4.875% 10/31/2030	625	643
	U.S. Treasury 2.75% 8/15/2032	8,095	7,202

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury 3.50% 2/15/2033	USD14,341	$ 13,439
(continued)	U.S. Treasury 3.875% 8/15/2033	14,670	14,114
	U.S. Treasury 4.00% 2/15/2034	2,438	2,367
	U.S. Treasury 4.375% 5/15/2034	15,387	15,393
	U.S. Treasury 4.50% 8/15/20396	13,655	13,701
	U.S. Treasury 4.625% 2/15/2040	90	91
	U.S. Treasury 1.125% 5/15/2040	3,350	2,063
	U.S. Treasury, interest only, 0% 11/15/20406	1,110	511
	U.S. Treasury 3.875% 5/15/2043	820	740
	U.S. Treasury 4.375% 8/15/2043	40	39
	U.S. Treasury 2.50% 2/15/2045	4,850	3,461
	U.S. Treasury 2.50% 2/15/2046	3,900	2,749
	U.S. Treasury 2.50% 5/15/2046	1,585	1,115
	U.S. Treasury 2.875% 11/15/2046	2,700	2,028
	U.S. Treasury 1.25% 5/15/20506	14,825	7,351
	U.S. Treasury 1.375% 8/15/2050	4,330	2,217
	U.S. Treasury 1.625% 11/15/20506	26,165	14,333
	U.S. Treasury 1.875% 2/15/2051	5,892	3,442
	U.S. Treasury 2.375% 5/15/2051	6,280	4,138
	U.S. Treasury 2.00% 8/15/2051	5,226	3,140
	U.S. Treasury 1.875% 11/15/2051	3,164	1,837
	U.S. Treasury 3.00% 8/15/2052	895	674
	U.S. Treasury 4.00% 11/15/2052	1,199	1,093
	U.S. Treasury 4.75% 11/15/2053	1,175	1,215
	U.S. Treasury 4.25% 2/15/20546	11,690	11,136
	U.S. Treasury 4.625% 5/15/2054	4,795	4,861

			539,343

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 4/15/20257	19,165	18,648
inflation-protected	U.S. Treasury Inflation-Protected Security 0.375% 7/15/20257	2,344	2,286
securities	U.S. Treasury Inflation-Protected Security 0.125% 7/15/20267	5,604	5,358
3.03%	U.S. Treasury Inflation-Protected Security 0.125% 10/15/20267	11,007	10,480
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/20277	2,850	2,682
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/20317	1,053	924
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/20327	3,273	2,832
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/20417	136	135
	U.S. Treasury Inflation-Protected Security 0.75% 2/15/20426,7	1,450	1,136
	U.S. Treasury Inflation-Protected Security 0.625% 2/15/20437	1,691	1,273
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/20497	311	237
	U.S. Treasury Inflation-Protected Security 0.25% 2/15/20507	354	216
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/20517	5,774	3,333
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/20527	2,820	1,598
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/20537	1,245	1,044
			52,182

	Total U.S. Treasury bonds & notes		591,525
Federal agency bonds & notes 4.24%

	Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012,
	LLC 2.646% 5/12/2026	180	175
	Fannie Mae 7.125% 1/15/2030	2,000	2,260
	Federal Home Loan Bank 3.25% 11/16/2028	6,500	6,205
	Federal Home Loan Bank 5.50% 7/15/2036	300	325
	Private Export Funding Corp. 1.40% 7/15/2028	3,000	2,659
	Tennessee Valley Authority 0.75% 5/15/2025	3,700	3,562
	Tennessee Valley Authority 2.875% 2/1/2027	5,000	4,791
	Tennessee Valley Authority 4.65% 6/15/2035	1,780	1,768
	Tennessee Valley Authority 5.88% 4/1/2036	875	962
	Tennessee Valley Authority, Series A, 4.625% 9/15/2060	250	230

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Federal agency bonds & notes (continued)

Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC,
3.846% 8/15/2033		USD763	$694
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 6/30/2025		14,779	14,402
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026		1,372	1,401
U.S. Department of Housing and Urban Development, Series 2015-A-10,
2.85% 8/1/2024		2,250	2,245
U.S. Department of Housing and Urban Development, Series 2015-A-11,
2.95% 8/1/2025		2,640	2,578
U.S. Department of Housing and Urban Development, Series 2015-A-12,
3.10% 8/1/2026		2,625	2,532
U.S. Department of Housing and Urban Development, Series 2015-A-13,
3.15% 8/1/2027		11,482	10,982
U.S. Department of Housing and Urban Development, Series 2015-A-14,
3.25% 8/1/2028		3,856	3,662
U.S. Department of Housing and Urban Development, Series 2015-A-15,
3.35% 8/1/2029		2,650	2,499
U.S. Department of Housing and Urban Development, Series 2015-A-16,
3.50% 8/1/2030		2,482	2,293
U.S. Department of Housing and Urban Development, Series 2015-A-17,
3.55% 8/1/2031		2,475	2,257
U.S. Department of Housing and Urban Development, Series 2015-A-18,
3.60% 8/1/2032		2,377	2,153
U.S. Department of Housing and Urban Development, Series 2015-A-19,
3.65% 8/1/2033		2,059	1,856
U.S. Department of Housing and Urban Development, Series 2015-A-20,
3.70% 8/1/2034		651	585

			73,076

Total bonds, notes & other debt instruments (cost: $1,736,905,000)			1,682,382
	Weighted

Short-term securities 19.51%	average yield
	at acquisition

Commercial paper 13.03%

CAFCO, LLC 12/16/20245	5.330%	15,000	14,621
Chariot Funding, LLC 7/22/20245	5.360	14,500	14,448
Cisco Systems, Inc. 10/1/20245	5.320	20,000	19,719
Eli Lilly and Co. 7/29/20245	5.330	20,000	19,908
Eli Lilly and Co. 8/9/20245	5.320	10,000	9,938
Honeywell International, Inc. 9/24/20245	5.300	18,720	18,476
Johnson & Johnson 7/1/20245	5.310	20,000	19,991
Johnson & Johnson 7/11/20245	5.310	6,450	6,438
Komatsu Finance America, Inc. 8/1/20245	5.350	19,900	19,800
Linde, Inc. 7/12/2024	5.310	9,500	9,480
Microsoft Corp. 7/10/20245	5.300	1,209	1,207
Paccar Financial Corp. 7/15/2024	5.320	7,725	7,705
Paccar Financial Corp. 7/19/2024	5.320	20,000	19,936
PepsiCo, Inc. 8/8/20245	5.300	14,174	14,089
Pfizer Investment Capital PLC 11/21/20245	5.310	22,950	22,461
Procter & Gamble Co. 7/10/20245	5.320	6,000	5,990
			224,207

U.S. Treasury bills 1.67%

U.S. Treasury 7/2/2024	5.273	28,800	28,796

U.S. Government Securities Fund (continued)

	Weighted
Short-term securities (continued)	average yield	Principal amount	Value
	at acquisition	(000)	(000)

Federal agency bills & notes 4.81%

Federal Farm Credit Banks 8/27/2024	5.130%	USD9,900	$9,817
Federal Farm Credit Banks 10/22/2024	5.190	15,000	14,756
Federal Home Loan Bank 7/3/2024	5.225	10,000	9,997
Federal Home Loan Bank 8/7/2024	5.199	40,000	39,784
Federal Home Loan Bank 9/27/2024	5.250	8,600	8,490

Total short-term securities (cost: $335,948,000)			335,847

Options purchased (equity style) 0.03%

Options purchased (equity style)*

Total options purchased (equity style) (cost: $629,000)

Total investment securities 117.26% (cost: $2,073,482,000)

Total options written† (0.03)% (premium received: $512,000)

Other assets less liabilities (17.23)%

Net assets 100.00%

578

578

2,018,807

(496)

(296,705)

$1,721,606

U.S. Government Securities Fund (continued)

*Options purchased (equity style)

Options on futures

				Notional	Value at
	Number of	Expiration	Exercise	amount	6/30/2024
Description	contracts	date	price	(000)	(000)

Put
3 Month SOFR Futures Option	683	12/13/2024	USD94.38	USD170,750	$9
3 Month SOFR Futures Option	149	12/13/2024	96.00	37,250	331

					$340
Call

3 Month SOFR Futures Option	204	12/13/2024	USD96.00	51,000	$181
3 Month SOFR Futures Option	33	12/13/2024	96.50	8,250	14
3 Month SOFR Futures Option	145	12/13/2024	97.50	36,250	4
3 Month SOFR Futures Option	204	12/13/2024	97.50	51,000	15
3 Month SOFR Futures Option	203	3/14/2025	97.00	50,750	24

					$238

					$578
†Options written (equity style)

Options on futures
				Notional	Value at
	Number of	Expiration	Exercise	amount	6/30/2024
Description	contracts	date	price	(000)	(000)

Put
3 Month SOFR Futures Option	71	12/13/2024	USD95.25	USD17,750	$ (45)
3 Month SOFR Futures Option	300	12/13/2024	95.50	75,000	(334)

					$(379)
Call

3 Month SOFR Futures Option	71	12/13/2024	USD95.75	17,750	$ (11)
3 Month SOFR Futures Option	33	12/13/2024	96.50	8,250	(19)
3 Month SOFR Futures Option	407	12/13/2024	97.00	101,750	(79)
3 Month SOFR Futures Option	203	3/14/2025	98.00	50,750	(8)

					$(117)

					$(496)
Futures contracts

					Value and
					unrealized
					appreciation
				Notional	(depreciation)
		Number of	Expiration	amount	at 6/30/2024
Contracts	Type	contracts	date	(000)	(000)

30 Day Federal Funds Futures	Long	728	9/3/2024	USD287,264	$(25)
3 Month SOFR Futures	Long	1,227	9/18/2024	290,346	(48)
3 Month SOFR Futures	Long	225	12/18/2024	53,353	(11)
3 Month SOFR Futures	Long	1,297	3/19/2025	308,508	234
3 Month SOFR Futures	Short	2	6/18/2025	(477)	(1)
3 Month SOFR Futures	Long	3	9/17/2025	718	(1)
3 Month SOFR Futures	Short	1	3/18/2026	(240)	(1)

U.S. Government Securities Fund (continued)

Futures contracts (continued)

					Value and
					unrealized
					appreciation
				Notional	(depreciation)
		Number of	Expiration	amount	at 6/30/2024
Contracts	Type	contracts	date	(000)	(000)

3 Month SOFR Futures	Short	64	9/16/2026	USD(15,393)	$48
2 Year U.S. Treasury Note Futures	Long	4,130	10/3/2024	843,423	1,143
5 Year U.S. Treasury Note Futures	Long	3,922	10/3/2024	417,999	2,380
10 Year Ultra U.S. Treasury Note Futures	Long	440	9/30/2024	49,954	444
10 Year U.S. Treasury Note Futures	Short	878	9/30/2024	(96,566)	(571)
20 Year U.S. Treasury Bond Futures	Short	884	9/30/2024	(104,588)	(1,142)
30 Year Ultra U.S. Treasury Bond Futures	Long	265	9/30/2024	33,216	313

					$2,762

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

							Upfront	Unrealized
Receive			Pay				premium	appreciation
					Notional	Value at	paid	(depreciation)

	Payment		Payment	Expiration	amount	6/30/2024	(received)	at 6/30/2024
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	USD20,100	$ 941	$—	$ 941
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	USD20,100	941	—	941
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	USD22,492	2,286	—	2,286
SOFR	Annual	3.916%	Annual	7/11/2025	USD46,800	518	—	518
4.8189%	Annual	SOFR	Annual	8/25/2025	USD8,640	(15)	—	(15)
4.8195%	Annual	SOFR	Annual	9/1/2025	USD10,300	(17)	—	(17)
4.2045%	Annual	SOFR	Annual	1/10/2026	USD1,020	(9)	—	(9)
4.2035%	Annual	SOFR	Annual	1/10/2026	USD18,497	(158)	—	(158)
4.184%	Annual	SOFR	Annual	1/10/2026	USD18,498	(164)	—	(164)
4.265%	Annual	SOFR	Annual	2/16/2026	USD4,777	(35)	—	(35)
4.27%	Annual	SOFR	Annual	2/16/2026	USD9,621	(71)	—	(71)
4.3005%	Annual	SOFR	Annual	2/17/2026	USD1,989	(14)	—	(14)
4.288%	Annual	SOFR	Annual	2/17/2026	USD2,021	(14)	—	(14)
4.3035%	Annual	SOFR	Annual	2/17/2026	USD2,874	(20)	—	(20)
4.2675%	Annual	SOFR	Annual	2/17/2026	USD2,771	(20)	—	(20)
4.2515%	Annual	SOFR	Annual	2/17/2026	USD2,847	(22)	—	(22)
4.568%	Annual	SOFR	Annual	3/1/2026	USD27,000	(67)	—	(67)
4.56%	Annual	SOFR	Annual	3/1/2026	USD27,400	(72)	—	(72)
4.776%	Annual	SOFR	Annual	3/15/2026	USD4,450	6	—	6
4.6275%	Annual	SOFR	Annual	3/20/2026	USD49,370	(60)	—	(60)
4.9005%	Annual	SOFR	Annual	4/17/2026	USD14,100	56	—	56
4.8705%	Annual	SOFR	Annual	4/18/2026	USD12,640	45	—	45
4.815%	Annual	SOFR	Annual	5/6/2026	USD31,500	95	—	95
4.723%	Annual	SOFR	Annual	5/7/2026	USD30,490	43	—	43
4.659%	Annual	SOFR	Annual	5/17/2026	USD55,600	29	—	29
SOFR	Annual	4.5335%	Annual	6/18/2026	USD10,700	12	—	12
SOFR	Annual	4.5265%	Annual	6/18/2026	USD5,380	7	—	7
SOFR	Annual	4.528%	Annual	6/18/2026	USD5,300	6	—	6
3.53%	Annual	SOFR	Annual	1/23/2027	USD7,300	(83)	—	(83)
3.5405%	Annual	SOFR	Annual	1/23/2027	USD12,100	(135)	—	(135)
3.535%	Annual	SOFR	Annual	1/23/2027	USD13,000	(146)	—	(146)
3.761%	Annual	SOFR	Annual	2/20/2027	USD11,800	(73)	—	(73)
3.7645%	Annual	SOFR	Annual	2/20/2027	USD23,600	(144)	—	(144)
4.5895%	Annual	SOFR	Annual	5/6/2027	USD22,710	145	—	145

U.S. Government Securities Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

							Upfront	Unrealized
Receive			Pay				premium	appreciation
					Notional	Value at	paid	(depreciation)

	Payment		Payment	Expiration	amount	6/30/2024	(received)	at 6/30/2024
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

3.45%	Annual	SOFR	Annual	2/1/2028	USD12,500	$ (315)	$—	$ (315)
3.47%	Annual	SOFR	Annual	2/2/2028	USD11,600	(284)	—	(284)
3.616%	Annual	SOFR	Annual	2/20/2028	USD4,700	(10)	—	(10)
3.624%	Annual	SOFR	Annual	2/20/2028	USD9,800	(20)	—	(20)
3.6475%	Annual	SOFR	Annual	2/27/2028	USD19,700	(31)	—	(31)
3.379%	Annual	SOFR	Annual	3/17/2028	USD3,100	(19)	—	(19)
3.355%	Annual	SOFR	Annual	3/17/2028	USD3,200	(21)	—	(21)
3.7245%	Annual	SOFR	Annual	3/18/2028	USD3,230	—2	—	—2
SOFR	Annual	3.5485%	Annual	1/29/2030	USD5,200	70	—	70
SOFR	Annual	3.529%	Annual	1/29/2030	USD4,800	69	—	69
SOFR	Annual	3.528%	Annual	1/29/2030	USD4,000	57	—	57
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	USD49,000	8,520	—	8,520
3.18%	Annual	SOFR	Annual	4/17/2030	USD2,600	(111)	—	(111)
3.275%	Annual	SOFR	Annual	4/18/2030	USD2,600	(98)	—	(98)
3.353%	Annual	SOFR	Annual	4/19/2030	USD2,600	(88)	—	(88)
3.342%	Annual	SOFR	Annual	4/19/2030	USD2,600	(89)	—	(89)
3.344%	Annual	SOFR	Annual	4/20/2030	USD2,600	(89)	—	(89)
3.128%	Annual	SOFR	Annual	4/28/2030	USD2,600	(118)	—	(118)
3.285%	Annual	SOFR	Annual	5/1/2030	USD2,500	(93)	—	(93)
3.259%	Annual	SOFR	Annual	5/1/2030	USD2,600	(100)	—	(100)
3.186%	Annual	SOFR	Annual	5/9/2030	USD2,600	(110)	—	(110)
3.215%	Annual	SOFR	Annual	5/10/2030	USD2,500	(102)	—	(102)
3.29%	Annual	SOFR	Annual	5/19/2030	USD3,100	(115)	—	(115)
3.31%	Annual	SOFR	Annual	6/9/2030	USD26,800	(973)	—	(973)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD15,500	2,832	—	2,832
SOFR	Annual	4.1405%	Annual	2/28/2031	USD1,310	(13)	—	(13)
SOFR	Annual	4.1615%	Annual	5/15/2033	USD330	(6)	—	(6)
SOFR	Annual	4.15%	Annual	5/15/2033	USD880	(14)	—	(14)
4.0135%	Annual	SOFR	Annual	8/21/2033	USD1,185	7	—	7
SOFR	Annual	4.061%	Annual	8/24/2033	USD3,230	(32)	—	(32)
SOFR	Annual	3.9519%	Annual	8/25/2033	USD3,225	(5)	—	(5)
SOFR	Annual	3.8275%	Annual	9/1/2033	USD2,300	18	—	18
SOFR	Annual	3.6025%	Annual	1/8/2034	USD4,655	120	—	120
SOFR	Annual	3.175%	Annual	2/1/2038	USD16,000	711	—	711
3.065%	Annual	SOFR	Annual	4/7/2040	USD12,300	(1,237)	—	(1,237)
SOFR	Annual	3.045%	Annual	7/27/2050	USD3,600	433	—	433
SOFR	Annual	2.85282%	Annual	12/6/2052	USD540	82	—	82
SOFR	Annual	2.93542%	Annual	12/6/2052	USD550	76	—	76
SOFR	Annual	3.01413%	Annual	1/12/2053	USD1,402	174	—	174
SOFR	Annual	3.02%	Annual	1/12/2053	USD1,400	173	—	173
SOFR	Annual	2.974%	Annual	4/17/2053	USD800	105	—	105
SOFR	Annual	3.044%	Annual	4/18/2053	USD800	95	—	95
SOFR	Annual	3.0875%	Annual	4/19/2053	USD800	89	—	89
SOFR	Annual	3.1035%	Annual	4/19/2053	USD800	87	—	87
SOFR	Annual	3.0895%	Annual	4/20/2053	USD800	89	—	89
SOFR	Annual	2.9405%	Annual	4/28/2053	USD800	109	—	109
SOFR	Annual	3.0535%	Annual	5/1/2053	USD1,600	187	—	187
SOFR	Annual	3.085%	Annual	5/9/2053	USD900	100	—	100
SOFR	Annual	3.1135%	Annual	5/10/2053	USD800	85	—	85
SOFR	Annual	3.1605%	Annual	5/19/2053	USD1,000	98	—	98
SOFR	Annual	3.6765%	Annual	2/20/2054	USD2,869	19	—	19
SOFR	Annual	3.6815%	Annual	2/20/2054	USD2,700	15	—	15
SOFR	Annual	3.7205%	Annual	2/21/2054	USD520	(1)	—	(1)

U.S. Government Securities Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

							Upfront	Unrealized
	Receive		Pay				premium	appreciation
					Notional	Value at	paid	(depreciation)

	Payment		Payment	Expiration	amount	6/30/2024	(received)	at 6/30/2024
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

SOFR	Annual	3.3985%	Annual	3/17/2056	USD335	$10	$—	$10
SOFR	Annual	3.413%	Annual	3/17/2056	USD300	8	—	8
SOFR	Annual	3.531%	Annual	3/18/2056	USD350	2	—	2

						$14,137	$—	$14,137

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

2Amount less than one thousand.

3Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

4Purchased on a TBA basis.

5Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $188,125,000, which represented 10.93% of the net assets of the fund.

6All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,845,000, which represented .80% of the net assets of the fund.

7Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation(s)

Assn. = Association

EFFR = Effective Federal Funds Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

Managed Risk Growth Fund

Investment portfolio June 30, 2024					unaudited
Growth funds 84.99%					Value
				Shares	(000)

American Funds Insurance Series – Growth Fund, Class 1				3,921,326	$441,737

Total growth funds (cost: $319,229,000)					441,737
Fixed income funds 10.00%

American Funds Insurance Series – The Bond Fund of America, Class 1				5,519,049	51,990

Total fixed income funds (cost: $52,461,000)					51,990
Short-term securities 4.83%

State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%1				25,082,258	25,082
Total short-term securities (cost: $25,082,000)					25,082
Options purchased (equity style) 0.17%

Options purchased (equity style)*					866

Total options purchased (cost: $1,681,000)					866

Total investment securities 99.99% (cost: $398,453,000)					519,675
Other assets less liabilities 0.01%					70

Net assets 100.00%					$519,745
*Options purchased (equity style)

Equity index options
		Notional			Value at
	Number of	amount	Exercise	Expiration	6/30/2024
Description	contracts	(000)	price	date	(000)

Put
S&P 500 Index	25	USD13,651	USD3,700.00	9/20/2024	$ 7
S&P 500 Index	210	114,670	3,800.00	9/20/2024	63
S&P 500 Index	20	10,921	3,900.00	9/20/2024	7
S&P 500 Index	15	8,191	4,100.00	9/20/2024	6
S&P 500 Index	25	13,651	4,050.00	12/20/2024	35
S&P 500 Index	415	226,610	4,125.00	12/20/2024	672
S&P 500 Index	15	8,191	4,200.00	12/20/2024	27
S&P 500 Index	25	13,651	4,275.00	12/20/2024	49

					$866
Futures contracts

					Value and
					unrealized
					appreciation
				Notional	(depreciation)
		Number of	Expiration	amount	at 6/30/2024
Contracts	Type	contracts	date	(000)	(000)

S&P 500 E-mini Index Futures	Long	44	9/1/2024	USD12,147	$40
U.S. Treasury 5-Year Note	Long	5	9/1/2024	533	5

					$45

American Funds Insurance Series 238

Managed Risk Growth Fund (continued)

Investments in affiliates2

				Net	Net
	Value at				unrealized			Capital gain
				realized	appreciation	Value at	Dividend	distributions
	1/1/2024	Additions	Reductions	gain (loss)	(depreciation)	6/30/2024	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth funds 84.99%
American Funds Insurance Series –
Growth Fund, Class 1	$431,195	$14,201	$59,003	$16,571	$38,773	$441,737	$ 860	$10,033
Fixed income funds 10.00%
American Funds Insurance Series –
The Bond Fund of America, Class 1	50,749	12,165	10,260	(304)	(360)	51,990	350	—

Total 94.99%				$16,267	$38,413	$493,727	$1,210	$10,033

1Rate represents the seven-day yield at 6/30/2024.

2Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

239American Funds Insurance Series

Managed Risk International Fund

Investment portfolio June 30, 2024						unaudited
Growth funds 84.37%						Value
					Shares	(000)

American Funds Insurance Series – International Fund, Class 1					5,541,924	$103,856

Total growth funds (cost: $86,084,000)						103,856
Fixed income funds 9.93%

American Funds Insurance Series – The Bond Fund of America, Class 1					1,297,568	12,223

Total fixed income funds (cost: $12,268,000)						12,223
Short-term securities 4.78%

State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%1					5,885,944	5,886
Total short-term securities (cost: $5,886,000)						5,886
Options purchased (equity style) 0.76%

Options purchased (equity style)*						934

Total options purchased (cost: $536,000)						934

Total investment securities 99.84% (cost: $104,774,000)						122,899
Other assets less liabilities 0.16%						192

Net assets 100.00%						$123,091
*Options purchased (equity style)

Equity index options
			Notional			Value at
	Number of		amount	Exercise	Expiration	6/30/2024
Description	contracts		(000)	price	date	(000)

Put
iShares MSCI EAFE ETF	200		USD1,567	USD57.00	9/20/2024	$ 8
iShares MSCI EAFE ETF	1,700		13,316	59.00	9/20/2024	64
iShares MSCI EAFE ETF	2,900		22,716	60.00	9/20/2024	112
iShares MSCI EAFE ETF	300		2,350	63.00	9/20/2024	11
iShares MSCI EAFE ETF	500		3,916	69.00	9/20/2024	7
iShares MSCI EAFE ETF	5,650		44,256	65.00	12/20/2024	715
iShares MSCI EAFE ETF	450		3,525	66.00	12/20/2024	17

						$934
Futures contracts

						Value and
						unrealized
						appreciation
					Notional	(depreciation)
			Number of	Expiration	amount	at 6/30/2024
Contracts		Type	contracts	date	(000)	(000)

MSCI EAFE Index Futures		Long	70	9/1/2024	USD8,201	$16
U.S. Treasury 5-Year Note		Long	10	9/1/2024	1,066	9
Mini MSCI Emerging Market Index Futures		Short	3	9/1/2024	(163)	1
S&P 500 E-mini Index Futures		Short	1	9/1/2024	(276)	1

						$27

American Funds Insurance Series 240

Managed Risk International Fund (continued)

Investments in affiliates2

				Net	Net
	Value at				unrealized			Capital gain
				realized	appreciation	Value at	Dividend	distributions
	1/1/2024	Additions	Reductions	gain (loss)	(depreciation)	6/30/2024	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth funds 84.37%
American Funds Insurance Series –
International Fund, Class 1	$105,419	$1,109	$10,043	$ 465	$6,906	$103,856	$257	$—
Fixed income funds 9.93%
American Funds Insurance Series –
The Bond Fund of America, Class 1	12,408	2,109	2,141	(101)	(52)	12,223	86	—

Total 94.30%				$ 364	$6,854	$116,079	$343	$—

1Rate represents the seven-day yield at 6/30/2024.

2Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

241American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

Investment portfolio June 30, 2024					unaudited
Growth-and-income funds 84.96%					Value
				Shares	(000)

American Funds Insurance Series – Washington Mutual Investors Fund, Class 1				17,534,672	$279,678

Total growth-and-income funds (cost: $227,214,000)					279,678
Fixed income funds 10.00%

American Funds Insurance Series – U.S. Government Securities Fund, Class 1				3,376,017	32,916

Total fixed income funds (cost: $34,025,000)					32,916
Short-term securities 4.86%

State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%1				15,996,413	15,996
Total short-term securities (cost: $15,996,000)					15,996
Options purchased (equity style) 0.14%

Options purchased (equity style)*					458

Total options purchased (cost: $1,152,000)					458

Total investment securities 99.96% (cost: $278,387,000)					329,048
Other assets less liabilities 0.04%					136

Net assets 100.00%					$329,184
*Options purchased (equity style)

Equity index options
		Notional			Value at
	Number of	amount	Exercise	Expiration	6/30/2024
Description	contracts	(000)	price	date	(000)

Put
S&P 500 Index	30	USD16,381	USD3,625.00	9/20/2024	$ 7
S&P 500 Index	20	10,921	3,725.00	9/20/2024	5
S&P 500 Index	215	117,400	3,800.00	9/20/2024	65
S&P 500 Index	10	5,461	3,900.00	9/20/2024	3
S&P 500 Index	10	5,461	4,100.00	9/20/2024	4
S&P 500 Index	190	103,749	4,125.00	12/20/2024	308
S&P 500 Index	10	5,460	4,175.00	12/20/2024	17
S&P 500 Index	25	13,651	4,275.00	12/20/2024	49

					$458
Futures contracts

					Value and
					unrealized
					appreciation
				Notional	(depreciation)
		Number of	Expiration	amount	at 6/30/2024
Contracts	Type	contracts	date	(000)	(000)

S&P 500 E-mini Index Futures	Long	22	9/1/2024	USD6,074	$20
U.S. Treasury 5-Year Note	Long	23	9/1/2024	2,451	22

					$42

American Funds Insurance Series 242

Managed Risk Washington Mutual Investors Fund (continued)

Investments in affiliates2

				Net	Net
	Value at				unrealized			Capital gain
				realized	appreciation	Value at	Dividend	distributions
	1/1/2024	Additions	Reductions	gain (loss)	(depreciation)	6/30/2024	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth-and-income funds 84.96%
American Funds Insurance Series –
Washington Mutual Investors Fund, Class 1	$275,370	$5,684	$28,198	$(2,993)	$29,815	$279,678	$1,120	$2,242
Fixed income funds 10.00%
American Funds Insurance Series –
U.S. Government Securities Fund, Class 1	32,409	5,629	4,592	(494)	(36)	32,916	230	—

Total 94.96%				$(3,487)	$29,779	$312,594	$1,350	$2,242

1Rate represents the seven-day yield at 6/30/2024.

2Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

243American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio June 30, 2024					unaudited
Growth-and-income funds 80.00%					Value
				Shares	(000)

	American Funds Insurance Series – Growth-Income Fund, Class 1			27,695,982	$1,786,114

	Total growth-and-income funds (cost: $1,463,497,000)				1,786,114
Fixed income funds 15.00%

	American Funds Insurance Series – The Bond Fund of America, Class 1			35,553,037	334,909

	Total fixed income funds (cost: $341,712,000)				334,909
Short-term securities 4.73%

	State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%1			105,718,346	105,718
	Total short-term securities (cost: $105,718,000)				105,718
Options purchased (equity style) 0.21%

	Options purchased (equity style)*				4,616

	Total options purchased (cost: $12,103,000)				4,616

	Total investment securities 99.94% (cost: $1,923,030,000)				2,231,357
	Other assets less liabilities 0.06%				1,304

	Net assets 100.00%				$2,232,661
*Options purchased (equity style)

Equity index options
		Notional			Value at
	Number of	amount	Exercise	Expiration	6/30/2024
Description	contracts	(000)	price	date	(000)

Put
S&P 500 Index	50	USD27,302	USD3,300.00	9/20/2024	$ 10
S&P 500 Index	175	95,558	3,325.00	9/20/2024	39
S&P 500 Index	70	38,223	3,375.00	9/20/2024	18
S&P 500 Index	10	5,461	3,450.00	9/20/2024	3
S&P 500 Index	30	16,381	3,475.00	9/20/2024	8
S&P 500 Index	2,510	1,370,581	3,525.00	9/20/2024	753
S&P 500 Index	180	98,289	3,575.00	9/20/2024	58
S&P 500 Index	70	38,223	3,625.00	9/20/2024	29
S&P 500 Index	10	5,461	3,700.00	12/20/2024	11
S&P 500 Index	150	81,907	3,725.00	12/20/2024	203
S&P 500 Index	1,745	952,854	3,750.00	12/20/2024	2,827
S&P 500 Index	70	38,223	3,800.00	12/20/2024	122
S&P 500 Index	130	70,986	3,900.00	12/20/2024	234
S&P 500 Index	155	84,638	4,100.00	12/20/2024	301

					$4,616

American Funds Insurance Series 244

Managed Risk Growth-Income Fund (continued)

Futures contracts

					Value and
					unrealized
					appreciation
				Notional	(depreciation)
		Number of	Expiration	amount	at 6/30/2024
Contracts	Type	contracts	date	(000)	(000)

S&P 500 E-mini Index Futures	Long	218	9/1/2024	USD60,185	$201
U.S. Treasury 5-Year Note	Long	54	9/1/2024	5,755	51

					$252

Investments in affiliates2

				Net	Net
	Value at				unrealized			Capital gain
				realized	appreciation	Value at	Dividend	distributions
	1/1/2024	Additions	Reductions	gain (loss)	(depreciation)	6/30/2024	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth-and-income funds 80.00%
American Funds Insurance Series –
Growth-Income Fund, Class 1	$1,749,625	$92,257	$210,362	$ 3,136	$151,458	$1,786,114	$5,421	$79,172
Fixed income funds 15.00%
American Funds Insurance Series –
The Bond Fund of America, Class 1	328,068	60,671	49,693	(6,049)	1,912	334,909	2,282	—

Total 95.00%				$(2,913)	$153,370	$2,121,023	$7,703	$79,172

1Rate represents the seven-day yield at 6/30/2024.

2Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

245American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio June 30, 2024					unaudited
Asset allocation funds 95.27%					Value
				Shares	(000)

American Funds Insurance Series – Asset Allocation Fund, Class 1				80,083,731	$1,993,284

Total asset allocation funds (cost: $1,894,128,000)					1,993,284
Short-term securities 4.73%

State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%1				98,953,206	98,953
Total short-term securities (cost: $98,953,000)					98,953
Options purchased (equity style) 0.04%

Options purchased (equity style)*					698

Total options purchased (cost: $1,352,000)					698

Total investment securities 100.04% (cost: $1,994,433,000)					2,092,935
Other assets less liabilities (0.04)%					(754)

Net assets 100.00%					$2,092,181
*Options purchased (equity style)

Equity index options
		Notional			Value at
	Number of	amount	Exercise	Expiration	6/30/2024
Description	contracts	(000)	price	date	(000)

Put
S&P 500 Index	30	USD16,381	USD3,625.00	9/20/2024	$ 7
S&P 500 Index	10	5,461	3,725.00	9/20/2024	3
S&P 500 Index	20	10,921	3,750.00	9/20/2024	6
S&P 500 Index	120	65,526	3,800.00	9/20/2024	36
S&P 500 Index	15	8,191	3,900.00	9/20/2024	5
S&P 500 Index	15	8,191	4,100.00	9/20/2024	6
S&P 500 Index	10	5,460	3,775.00	12/20/2024	11
S&P 500 Index	20	10,921	4,050.00	12/20/2024	28
S&P 500 Index	310	169,275	4,125.00	12/20/2024	502
S&P 500 Index	10	5,460	4,200.00	12/20/2024	18
S&P 500 Index	40	21,842	4,250.00	12/20/2024	76

					$698
Futures contracts

					Value and
					unrealized
					appreciation
				Notional	(depreciation)
		Number of	Expiration	amount	at 6/30/2024
Contracts	Type	contracts	date	(000)	(000)

U.S. Treasury 5-Year Note	Long	390	9/1/2024	USD41,566	$368
S&P 500 E-mini Index Futures	Long	41	9/1/2024	11,319	38

					$406

American Funds Insurance Series 246

Managed Risk Asset Allocation Fund (continued)

Investments in affiliates2

				Net	Net
	Value at				unrealized			Capital gain
				realized	appreciation	Value at	Dividend	distributions
	1/1/2024	Additions	Reductions	gain (loss)	(depreciation)	6/30/2024	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Asset allocation funds 95.27%
American Funds Insurance Series –
Asset Allocation Fund, Class 1	$1,999,492	$96,569	$191,155	$26,249	$62,129	$1,993,284	$9,939	$84,687

1Rate represents the seven-day yield at 6/30/2024.

2Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

247American Funds Insurance Series

Financial statements					unaudited
Statements of assets and liabilities at June 30, 2024				(dollars in thousands)
		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$7,966,750	$2,974,857	$42,948,920	$7,020,180	$3,403,678
Affiliated issuers	295,186	113,977	965,003	254,704	138,525
Cash	232	903	518	819	4,139
Cash collateral received for securities on loan	479	1,722	3,903	—	748
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	50	119	877	1,442	667
Unrealized appreciation on open forward currency contracts	—	—	—	—	131
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	19,976	3,927	13,214	3,283	45,061
Sales of fund’s shares	2,424	1,672	16,037	3,440	3,780
Dividends and interest	11,534	2,747	16,118	17,776	11,185
Variation margin on futures contracts	—	—	—	—	35
Variation margin on centrally cleared swap contracts	—	—	—	—	8
Securities lending income	1	38	26	4	7
Other	—	—†	—	—†	—
	8,296,632	3,099,962	43,964,616	7,301,648	3,607,964
Liabilities:
Collateral for securities on loan	4,789	17,225	39,028	—	7,477
Unrealized depreciation on open forward currency contracts	—	—	—	—	195
Bilateral swaps, at value	—	—	—	—	197
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	34,552	4,217	11,404	5,168	6,473
Repurchases of fund’s shares	13,192	1,779	58,743	4,934	3,938
Investment advisory services	2,469	1,525	10,894	2,859	1,462
Insurance administrative fees	526	185	2,704	280	507
Services provided by related parties	1,135	505	5,829	980	420
Trustees’ deferred compensation	108	63	592	187	50
Variation margin on futures contracts	—	—	—	—	10
Variation margin on centrally cleared swap contracts	—	—	—	—	3
Non-U.S. taxes	5,454	18,507	—	32,220	19,505
Other	773	206	767	1,104	430
	62,998	44,212	129,961	47,732	40,667
Commitments and contingencies*
Net assets at June 30, 2024	$8,233,634	$3,055,750	$43,834,655	$7,253,916	$3,567,297
Net assets consist of:
Capital paid in on shares of beneficial interest	$4,188,838	$2,402,001	$18,626,919	$5,566,137	$2,431,342
Total distributable earnings (accumulated loss)	4,044,796	653,749	25,207,736	1,687,779	1,135,955
Net assets at June 30, 2024	$8,233,634	$3,055,750	$43,834,655	$7,253,916	$3,567,297
Investment securities on loan, at value	$4,457	$41,131	$38,162	$9,093	$14,933
Investment securities, at cost
Unaffiliated issuers	4,878,864	2,314,045	19,847,748	4,976,685	2,361,239
Affiliated issuers	295,172	100,243	964,947	254,706	138,525
Cash denominated in currencies other than U.S. dollars, at cost	53	120	876	1,442	669
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series 248

Financial statements (continued)					unaudited
Statements of assets and liabilities at June 30, 2024 (continued)				(dollars in thousands)
	Washington	Capital		International
	Mutual	World Growth	Growth-	Growth	Capital
	Investors	and Income	Income	and Income	Income
	Fund	Fund	Fund	Fund	Builder

Assets:
Investment securities, at value:
Unaffiliated issuers	$10,435,918	$1,849,795	$38,704,827	$309,553	$1,245,997
Affiliated issuers	419,230	62,675	1,400,527	19,520	110,564
Cash	233	47	424	55	194
Cash collateral received for securities on loan	—	966	11,983	—	1,650
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	4	394	2,935	192	240
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	20,607	3,793	162,974	143	29,467
Sales of fund’s shares	3,225	96	4,397	168	1,593
Dividends and interest	13,866	4,400	50,813	1,545	5,698
Variation margin on futures contracts	—	—	—	—	6
Variation margin on centrally cleared swap contracts	—	—	—	—	21
Securities lending income	10	5	45	—†	7
Other	4	13	—	—	7
	10,893,097	1,922,184	40,338,925	331,176	1,395,444
Liabilities:
Collateral for securities on loan	—	9,661	119,835	—	16,497
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	11,648	640	17,131	210	66,823
Repurchases of fund’s shares	9,547	1,300	77,940	361	458
Investment advisory services	2,076	589	8,193	132	244
Insurance administrative fees	931	159	1,446	97	367
Services provided by related parties	1,183	317	4,259	72	153
Trustees’ deferred compensation	131	30	631	14	12
Variation margin on futures contracts	—	—	—	—	191
Variation margin on centrally cleared swap contracts	—	—	—	—	2
Non-U.S. taxes	213	967	1,763	189	406
Other	4	20	107	50	157
	25,733	13,683	231,305	1,125	85,310
Commitments and contingencies*
Net assets at June 30, 2024	$10,867,364	$1,908,501	$40,107,620	$330,051	$1,310,134
Net assets consist of:
Capital paid in on shares of beneficial interest	$6,736,929	$1,236,822	$18,824,836	$296,075	$1,094,668
Total distributable earnings (accumulated loss)	4,130,435	671,679	21,282,784	33,976	215,466
Net assets at June 30, 2024	$10,867,364	$1,908,501	$40,107,620	$330,051	$1,310,134
Investment securities on loan, at value	$—	$10,543	$114,087	$715	$20,164
Investment securities, at cost
Unaffiliated issuers	6,952,628	1,190,067	23,447,509	251,174	1,028,856
Affiliated issuers	419,195	62,674	1,348,742	19,517	114,153
Cash denominated in currencies other than U.S. dollars, at cost	4	394	2,936	192	240
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

249American Funds Insurance Series

Financial statements (continued)					unaudited
Statements of assets and liabilities at June 30, 2024 (continued)				(dollars in thousands)
		American
		Funds
	Asset	Global	The Bond	Capital	American
	Allocation	Balanced	Fund	World Bond	High-Income
	Fund	Fund	of America	Fund	Trust

Assets:
Investment securities, at value:
Unaffiliated issuers	$24,770,361	$374,998	$10,815,470	$1,453,720	$859,873
Affiliated issuers	3,193,004	35,995	1,710,287	231,179	20,436
Cash	3,185	73	4,880	357	1,173
Cash collateral received for securities on loan	1,991	15	—	—	—
Cash collateral pledged for futures contracts	—	—	—	—	153
Cash collateral pledged for swap contracts	—	—	—	—	491
Cash denominated in currencies other than U.S. dollars	336	83	195	46	4
Unrealized appreciation on open forward currency contracts	—	183	1,071	1,871	—
Unrealized appreciation on unfunded commitments*	1	—	—	—	2
Receivables for:
Sales of investments	364,046	8,514	1,087,237	87,857	331
Sales of fund’s shares	3,226	260	6,844	1,124	124
Dividends and interest	87,227	2,095	87,998	14,722	13,662
Variation margin on futures contracts	2,785	44	3,736	524	9
Variation margin on centrally cleared swap contracts	380	18	1,034	270	8
Securities lending income	55	—†	—	—	—
Other	93	—	—	—	2
	28,426,690	422,278	13,718,752	1,791,670	896,268
Liabilities:
Collateral for securities on loan	19,914	147	—	—	—
Unrealized depreciation on open forward currency contracts	—	286	125	3,859	—
Bilateral swaps, at value	—	157	—	1,221	—
Options written, at value	—	—	—	920	—
Payables for:
Purchases of investments	1,432,645	29,199	2,558,995	266,084	3,787
Repurchases of fund’s shares	31,140	105	7,847	1,062	319
Investment advisory services	5,824	141	1,850	539	208
Insurance administrative fees	3,850	84	771	48	75
Services provided by related parties	2,850	69	1,070	214	158
Trustees’ deferred compensation	380	5	157	30	33
Variation margin on futures contracts	1,661	69	9,981	926	18
Variation margin on centrally cleared swap contracts	371	8	232	179	5
Non-U.S. taxes	—	190	17	93	—
Other	1,263	21	18	120	1
	1,499,898	30,481	2,581,063	275,295	4,604
Commitments and contingencies*
Net assets at June 30, 2024	$26,926,792	$391,797	$11,137,689	$1,516,375	$891,664
Net assets consist of:
Capital paid in on shares of beneficial interest	$18,791,744	$329,610	$12,772,384	$1,810,706	$1,200,060
Total distributable earnings (accumulated loss)	8,135,048	62,187	(1,634,695)	(294,331)	(308,396)
Net assets at June 30, 2024	$26,926,792	$391,797	$11,137,689	$1,516,375	$891,664
Investment securities on loan, at value	$19,113	$143	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	17,261,076	322,755	11,124,829	1,548,780	862,937
Affiliated issuers	3,391,993	35,821	1,710,028	230,011	20,435
Cash denominated in currencies other than U.S. dollars, at cost	336	83	195	47	4
Premiums received on options written	—	—	—	827	—

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series 250

Financial statements (continued)					unaudited
Statements of assets and liabilities at June 30, 2024 (continued)				(dollars in thousands)
	American		U.S.	Managed	Managed
	Funds		Government	Risk	Risk
	Mortgage	Ultra-Short	Securities	Growth	International
	Fund	Bond Fund	Fund	Fund	Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$146,707	$347,774	$2,018,807	$25,948	$6,820
Affiliated issuers	—	—	—	493,727	116,079
Cash	2,695	9,119	40,914	—	—
Cash collateral received for securities on loan	—	—	—	—	—
Cash collateral pledged for futures contracts	—	—	—	526	275
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	14,575	—	179,227	1,315	134
Sales of fund’s shares	513	242	351	—†	1
Dividends and interest	399	40	10,937	111	27
Variation margin on futures contracts	52	—	1,167	—	11
Variation margin on centrally cleared swap contracts	13	—	1,981	—	—
Securities lending income	—	—	—	—	—
Other	1	—	—	—	—
	164,955	357,175	2,253,384	521,627	123,347
Liabilities:
Collateral for securities on loan	—	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	496	—	—
Payables for:
Purchases of investments	54,329	—	527,504	410	80
Repurchases of fund’s shares	88	1,700	1,318	953	58
Investment advisory services	19	75	317	42	10
Insurance administrative fees	30	32	191	316	77
Services provided by related parties	21	74	300	101	25
Trustees’ deferred compensation	3	12	46	6	2
Variation margin on futures contracts	96	—	1,155	54	4
Variation margin on centrally cleared swap contracts	1	—	450	—	—
Non-U.S. taxes	—	—	—	—	—
Other	—†	—	1	—	—
	54,587	1,893	531,778	1,882	256
Commitments and contingencies*
Net assets at June 30, 2024	$110,368	$355,282	$1,721,606	$519,745	$123,091
Net assets consist of:
Capital paid in on shares of beneficial interest	$123,544	$346,582	$2,001,634	$487,969	$143,670
Total distributable earnings (accumulated loss)	(13,176)	8,700	(280,028)	31,776	(20,579)
Net assets at June 30, 2024	$110,368	$355,282	$1,721,606	$519,745	$123,091
Investment securities on loan, at value	$—	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	148,031	347,924	2,073,482	26,763	6,422
Affiliated issuers	—	—	—	371,690	98,352
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—	—
Premiums received on options written	—	—	512	—	—

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

251American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at June 30, 2024 (continued)

	Managed Risk	Managed	Managed
	Washington	Risk	Risk
	Mutual	Growth-	Asset
	Investors	Income	Allocation
	Fund	Fund	Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$ 16,454	$ 110,334	$ 99,651
Affiliated issuers	312,594	2,121,023	1,993,284
Cash	—	—	—
Cash collateral received for securities on loan	—	—	—
Cash collateral pledged for futures contracts	372	3,268	991
Cash collateral pledged for swap contracts	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—
Receivables for:
Sales of investments	242	11,307	3,213
Sales of fund’s shares	438	1	64
Dividends and interest	72	470	443
Variation margin on futures contracts	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—
Securities lending income	—	—	—
Other	—	—	—

	330,172	2,246,403	2,097,646

unaudited (dollars in thousands)

Liabilities:
Collateral for securities on loan	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—
Bilateral swaps, at value	—	—	—
Options written, at value	—	—	—
Payables for:
Purchases of investments	474	75	—
Repurchases of fund’s shares	195	11,825	3,446
Investment advisory services	27	183	172
Insurance administrative fees	201	1,366	1,296
Services provided by related parties	65	57	424
Trustees’ deferred compensation	4	22	34
Variation margin on futures contracts	22	214	93
Variation margin on centrally cleared swap contracts	—	—	—
Non-U.S. taxes	—	—	—
Other	—	—	—

	988	13,742	5,465
Commitments and contingencies*

Net assets at June 30, 2024	$329,184	$2,232,661	$2,092,181

Net assets consist of:

Capital paid in on shares of beneficial interest Total distributable earnings (accumulated loss)

Net assets at June 30, 2024

$322,570 $1,904,174 $1,909,929

6,614 328,487 182,252

$329,184 $2,232,661 $2,092,181

Investment securities on loan, at value	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	17,148	117,821	100,305
Affiliated issuers	261,239	1,805,209	1,894,128
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—
Premiums received on options written	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series 252

Financial statements (continued)						unaudited
Statements of assets and liabilities at June 30, 2024 (continued)			(dollars and shares in thousands, except per-share amounts)
			Global
		Global	Small			New
		Growth	Capitalization	Growth	International	World
		Fund	Fund	Fund	Fund	Fund

Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:	Net assets	$3,634,539	$966,566	$19,612,211	$3,344,759	$1,915,934
	Shares outstanding	97,196	54,094	174,099	178,512	70,907
	Net asset value per share	$37.39	$17.87	$112.65	$18.74	$27.02
Class 1A:	Net assets	$19,555	$5,243	$329,434	$12,566	$10,613
	Shares outstanding	526	298	2,957	675	395
	Net asset value per share	$37.15	$17.59	$111.40	$18.62	$26.87
Class 2:	Net assets	$3,713,964	$1,787,961	$19,295,635	$3,436,567	$826,781
	Shares outstanding	100,877	106,573	173,672	184,488	31,014
	Net asset value per share	$36.82	$16.78	$111.10	$18.63	$26.66
Class 3:	Net assets			$259,121	$16,271
	Shares outstanding	Not applicable	Not applicable	2,276	866	Not applicable
	Net asset value per share			$113.85	$18.79
Class 4:	Net assets	$865,576	$295,980	$4,338,254	$443,753	$813,969
	Shares outstanding	23,801	17,693	40,134	24,231	30,829
	Net asset value per share	$36.37	$16.73	$108.09	$18.31	$26.40
		Washington	Capital		International
		Mutual	World Growth	Growth-	Growth	Capital
		Investors	and Income	Income	and Income	Income
		Fund	Fund	Fund	Fund	Builder

Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized

Class 1:	Net assets	$6,284,651	$594,076	$23,840,100	$16,295	$692,173
	Shares outstanding	393,951	39,150	369,692	1,532	57,693
	Net asset value per share	$15.95	$15.17	$64.49	$10.64	$12.00
Class 1A:	Net assets	$26,468	$8,281	$39,602	$5,972	$10,824
	Shares outstanding	1,667	550	619	578	903
	Net asset value per share	$15.87	$15.07	$64.00	$10.34	$11.98
Class 2:	Net assets	$3,005,179	$1,051,762	$13,670,858	$157,580	$15,792
	Shares outstanding	192,244	69,574	215,853	15,243	1,318
	Net asset value per share	$15.63	$15.12	$63.33	$10.34	$11.99
Class 3:	Net assets			$151,885
	Shares outstanding	Not applicable	Not applicable	2,351	Not applicable	Not applicable
	Net asset value per share			$64.61
Class 4:	Net assets	$1,551,066	$254,382	$2,405,175	$150,204	$591,345
	Shares outstanding	100,410	17,287	38,685	14,783	49,406
	Net asset value per share	$15.45	$14.72	$62.17	$10.16	$11.97

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

253American Funds Insurance Series

Financial statements (continued)						unaudited
Statements of assets and liabilities at June 30, 2024 (continued)			(dollars and shares in thousands, except per-share amounts)
			American
			Funds
		Asset	Global	The Bond	Capital	American
		Allocation	Balanced	Fund	World Bond	High-Income
		Fund	Fund	of America	Fund	Trust

Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:	Net assets	$16,050,995	$98,257	$7,062,850	$633,847	$227,066
	Shares outstanding	644,952	7,657	749,934	64,831	24,705
	Net asset value per share	$24.89	$12.83	$9.42	$9.78	$9.19
Class 1A:	Net assets	$33,567	$2,733	$209,966	$37,013	$2,908
	Shares outstanding	1,357	215	22,469	3,821	318
	Net asset value per share	$24.73	$12.75	$9.34	$9.69	$9.15
Class 2:	Net assets	$4,356,251	$156,656	$2,807,280	$789,090	$528,468
	Shares outstanding	177,818	12,283	302,898	81,673	58,951
	Net asset value per share	$24.50	$12.75	$9.27	$9.66	$8.96
Class 3:	Net assets	$31,592				$8,047
	Shares outstanding	1,268	Not applicable	Not applicable	Not applicable	871
	Net asset value per share	$24.91				$9.24
Class 4:	Net assets	$6,454,387	$134,151	$1,057,593	$56,425	$125,175
	Shares outstanding	265,952	10,705	114,789	5,936	12,499
	Net asset value per share	$24.27	$12.53	$9.21	$9.51	$10.01
		American		U.S.	Managed	Managed
		Funds		Government	Risk	Risk
		Mortgage	Ultra-Short	Securities	Growth	International
		Fund	Bond Fund	Fund	Fund	Fund

Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized

Class 1:	Net assets	$16,592	$38,963	$258,713
	Shares outstanding	1,791	3,378	26,530	Not applicable	Not applicable
	Net asset value per share	$9.26	$11.53	$9.75
Class 1A:	Net assets	$2,219	$122	$214,486
	Shares outstanding	243	11	22,107	Not applicable	Not applicable
	Net asset value per share	$9.14	$11.52	$9.70
Class 2:	Net assets	$42,945	$262,572	$1,058,967
	Shares outstanding	4,688	23,559	110,118	Not applicable	Not applicable
	Net asset value per share	$9.16	$11.15	$9.62
Class 3:	Net assets		$3,935	$5,155
	Shares outstanding	Not applicable	348	527	Not applicable	Not applicable
	Net asset value per share		$11.30	$9.78
Class 4:	Net assets	$48,612	$49,690	$184,285
	Shares outstanding	5,379	4,433	19,196	Not applicable	Not applicable
	Net asset value per share	$9.04	$11.21	$9.60
Class P1:	Net assets				$13,060	$1,910
	Shares outstanding	Not applicable	Not applicable	Not applicable	1,074	219
	Net asset value per share				$12.16	$8.74
Class P2:	Net assets				$506,685	$121,181
	Shares outstanding	Not applicable	Not applicable	Not applicable	42,107	13,928
	Net asset value per share				$12.03	$8.70

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series 254
Financial statements (continued)				unaudited
Statements of assets and liabilities at June 30, 2024 (continued)			(dollars and shares in thousands, except per-share amounts)
		Managed Risk	Managed	Managed
		Washington	Risk	Risk
		Mutual	Growth-	Asset
		Investors	Income	Allocation
		Fund	Fund	Fund

Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class P1:	Net assets	$2,744	$1,951,328	$10,444
	Shares outstanding	243	144,216	832
	Net asset value per share	$11.28	$13.53	$12.56
Class P2:	Net assets	$326,440	$281,333	$2,081,737
	Shares outstanding	29,165	20,952	171,400
	Net asset value per share	$11.19	$13.43	$12.15

*Refer to Note 5 for further information on unfunded commitments and refer to Note 7 for further information on expense recoupment.

†Amount less than one thousand.

Refer to the notes to financial statements.

255American Funds Insurance Series

Financial statements (continued)					unaudited
Statements of operations for the six months ended June 30, 2024				(dollars in thousands)
		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$66,243	$ 22,541	$134,655	$74,268	$ 34,857
Affiliated issuers	11,421	2,890	27,383	6,516	4,142
	77,664	25,431	162,038	80,784	38,999
Interest from unaffiliated issuers	942	38	201	36	5,544
Securities lending income (net of fees)	51	211	132	29	22
	78,657	25,680	162,371	80,849	44,565
Fees and expenses*:
Investment advisory services	18,991	9,975	63,952	17,324	9,872
Distribution services	5,549	2,629	28,397	4,835	2,021
Insurance administrative services	1,023	373	5,249	554	1,012
Transfer agent services	1	—†	5	1	—†
Administrative services	1,199	463	6,239	1,087	513
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	51	21	278	51	24
Registration statement and prospectus	6	4	46	10	5
Trustees’ compensation	24	9	122	21	10
Auditing and legal	23	58	44	38	69
Custodian	296	282	249	477	394
Other	3	23	19	5	25
Total fees and expenses before waivers/reimbursement	27,166	13,837	104,600	24,403	13,945
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	4,398	415	—	—	1,198
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	4,398	415	—	—	1,198
Total fees and expenses after waivers/reimbursement	22,768	13,422	104,600	24,403	12,747
Net investment income	55,889	12,258	57,771	56,446	31,818
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	935,602	23,056	2,107,582	179,028	108,730
Affiliated issuers	(31)	7	(28)	(19)	19
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	(111)
Forward currency contracts	—	1	—	—	64
Swap contracts	—	—	—	—	(113)
Currency transactions	(158)	(42)	68	611	(671)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	935,413	23,022	2,107,622	179,620	107,918
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	59,871	(28,677)	4,043,764	276,343	87,381
Affiliated issuers	27	8,469	45	(3)	(9)
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	1
Forward currency contracts	—	—	—	—	49
Swap contracts	—	—	—	—	(291)
Currency translations	(237)	(110)	(126)	(379)	(264)
	59,661	(20,318)	4,043,683	275,961	86,867
Net realized gain (loss) and unrealized appreciation (deprecia-
tion)	995,074	2,704	6,151,305	455,581	194,785
Net increase (decrease) in net assets resulting from operations	$1,050,963	$ 14,962	$6,209,076	$512,027	$226,603

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series 256

Financial statements (continued)					unaudited
Statements of operations for the six months ended June 30, 2024 (continued)				(dollars in thousands)
	Washington	Capital		International
	Mutual	World Growth	Growth-	Growth	Capital
	Investors	and Income	Income	and Income	Income
	Fund	Fund	Fund	Fund	Builder

Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$ 102,890	$ 22,005	$288,028	$ 6,340	$19,921
Affiliated issuers	9,616	1,790	33,109	385	3,052
	112,506	23,795	321,137	6,725	22,973
Interest from unaffiliated issuers	8	146	201	30	3,548
Securities lending income (net of fees)	140	12	126	2	16
	112,654	23,953	321,464	6,757	26,537
Fees and expenses*:
Investment advisory services	19,738	4,484	48,698	816	2,271
Distribution services	5,476	1,615	19,546	388	736
Insurance administrative services	1,827	316	2,832	192	730
Transfer agent services	1	—†	4	—†	—†
Administrative services	1,583	283	5,823	50	191
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	51	11	243	5	9
Registration statement and prospectus	3	2	44	2	9
Trustees’ compensation	31	5	115	1	4
Auditing and legal	21	38	40	25	36
Custodian	131	68	290	27	38
Other	4	2	16	—†	1
Total fees and expenses before waivers/reimbursement	28,866	6,824	77,651	1,506	4,025
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	8,393	1,006	—	—	869
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	8,393	1,006	—	—	869
Total fees and expenses after waivers/reimbursement	20,473	5,818	77,651	1,506	3,156
Net investment income	92,181	18,135	243,813	5,251	23,381
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	577,271	75,820	5,717,125	(3,503)	10,308
Affiliated issuers	(5)	(3)	509	—†	(941)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	(948)
Forward currency contracts	—	—	—	—	—†
Swap contracts	—	—	—	—	441
Currency transactions	(19)	(46)	729	(31)	(22)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	577,247	75,771	5,718,363	(3,534)	8,838
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	474,404	85,428	(775,824)	16,945	24,825
Affiliated issuers	11	5	(1,587)	1	161
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	(1,882)
Forward currency contracts	—	—	—	—	—
Swap contracts	—	—	—	—	14
Currency translations	(14)	(95)	(317)	(48)	(70)
	474,401	85,338	(777,728)	16,898	23,048
Net realized gain (loss) and unrealized appreciation (deprecia-
tion)	1,051,648	161,109	4,940,635	13,364	31,886
Net increase (decrease) in net assets resulting from operations	$1,143,829	$179,244	$5,184,448	$18,615	$55,267

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

257American Funds Insurance Series

Financial statements (continued)					unaudited
Statements of operations for the six months ended June 30, 2024 (continued)				(dollars in thousands)
		American
		Funds
	Asset	Global	The Bond	Capital	American
	Allocation	Balanced	Fund	World Bond	High-Income
	Fund	Fund	of America	Fund	Trust

Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$134,178	$ 3,562	$—	$1	$120
Affiliated issuers	89,964	1,016	52,035	6,721	797
	224,142	4,578	52,035	6,722	917
Interest from unaffiliated issuers	127,357	2,101	214,982	27,721	30,922
Securities lending income (net of fees)	227	2	—	—	—
	351,726	6,681	267,017	34,443	31,839
Fees and expenses*:
Investment advisory services	34,645	867	19,286	3,228	1,777
Distribution services	12,962	360	4,747	1,059	813
Insurance administrative services	7,613	167	1,544	84	149
Transfer agent services	3	—†	1	—†	—†
Administrative services	3,919	58	1,644	225	132
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	141	4	71	10	8
Registration statement and prospectus	20	2	14	2	3
Trustees’ compensation	78	1	33	5	2
Auditing and legal	33	27	7	4	2
Custodian	113	44	52	116	9
Other	11	—†	5	1	7
Total fees and expenses before waivers/reimbursement	59,538	1,530	27,404	4,734	2,902
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	—	19	7,525	—	586
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	—	19	7,525	—	586
Total fees and expenses after waivers/reimbursement	59,538	1,511	19,879	4,734	2,316
Net investment income	292,188	5,170	247,138	29,709	29,523
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	608,345	10,298	(96,846)	(22,666)	(1,053)
Affiliated issuers	(3,616)	45	(9)	680	3
Options purchased (futures style)	—	—	—	(66)	—
Options written	—	—	—	300	—
Futures contracts	(23,417)	(52)	(65,889)	(91)	(100)
Forward currency contracts	—	(57)	1,525	(1,028)	—
Swap contracts	828	(212)	(6,930)	(1,368)	(213)
Currency transactions	(86)	(8)	5	(723)	7
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	582,054	10,014	(168,144)	(24,962)	(1,356)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	1,549,070	1,474	(113,171)	(45,847)	5,451
Affiliated issuers	(31,662)	(305)	226	(2,447)	2
Options written	—	—	—	(93)	—
Futures contracts	(3,393)	(144)	(40,875)	(4,341)	70
Forward currency contracts	—	(421)	1,842	(5,821)	—
Swap contracts	133	(1)	5,924	(994)	1
Currency translations	(354)	(47)	(36)	(291)	(27)
	1,513,794	556	(146,090)	(59,834)	5,497
Net realized gain (loss) and unrealized appreciation (deprecia-
tion)	2,095,848	10,570	(314,234)	(84,796)	4,141
Net increase (decrease) in net assets resulting from operations	$2,388,036	$15,740	$(67,096)	$(55,087)	$33,664

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series 258

Financial statements (continued)					unaudited
Statements of operations for the six months ended June 30, 2024 (continued)				(dollars in thousands)
	American		U.S.	Managed	Managed
	Funds		Government	Risk	Risk
	Mortgage	Ultra-Short	Securities	Growth	International
	Fund	Bond Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$—	$—	$—	$645	$ 156
Affiliated issuers	—	—	—	1,210	343
	—	—	—	1,855	499
Interest from unaffiliated issuers	2,904	9,854	38,207	—	—
Securities lending income (net of fees)	—	—	—	—	—
	2,904	9,854	38,207	1,855	499
Fees and expenses*:
Investment advisory services	158	465	2,299	385	93
Distribution services	110	399	1,545	625	153
Insurance administrative services	60	65	308	641	155
Transfer agent services	—†	—†	—†	—†	—†
Administrative services	16	54	234	—	—
Accounting and administrative services	—	—	—	30	27
Reports to shareholders	4	5	12	—	—
Registration statement and prospectus	2	2	4	6	5
Trustees’ compensation	—†	1	5	1	—†
Auditing and legal	—†	—†	1	1	—†
Custodian	7	—†	14	3	3
Other	—†	—†	1	10	—†
Total fees and expenses before waivers/reimbursement	357	991	4,423	1,702	436
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	36	—	495	128	31
Miscellaneous fee reimbursement	—	—	—	—	7
Total waivers/reimbursement of fees and expenses	36	—	495	128	38
Total fees and expenses after waivers/reimbursement	321	991	3,928	1,574	398
Net investment income	2,583	8,863	34,279	281	101
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(1,071)	—	(2,183)	(2,269)	(437)
Affiliated issuers	—	—	—	16,267	364
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	92	—	—
Futures contracts	(761)	—	(3,042)	(1,082)	(272)
Forward currency contracts	—	—	—	—	—
Swap contracts	20	—	2,656	—	—
Currency transactions	—	—	—	24	2
Capital gain distributions received from affiliated issuers	—	—	—	10,033	—
	(1,812)	—	(2,477)	22,973	(343)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	(1,435)	(43)	(27,820)	522	588
Affiliated issuers	—	—	—	38,413	6,854
Options written	—	—	360	—	—
Futures contracts	(715)	—	(16,056)	(436)	66
Forward currency contracts	—	—	—	—	—
Swap contracts	89	—	(916)	—	—
Currency translations	—	—	—	—	—
	(2,061)	(43)	(44,433)	38,499	7,508
Net realized gain (loss) and unrealized appreciation (deprecia-
tion)	(3,873)	(43)	(46,910)	61,472	7,165
Net increase (decrease) in net assets resulting from operations	$(1,290)	$8,820	$(12,631)	$61,753	$7,266

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

259American Funds Insurance Series

Financial statements (continued)

Statements of operations for the six months ended June 30, 2024 (continued)

	Managed Risk	Managed	Managed
	Washington	Risk	Risk
	Mutual	Growth-	Asset
	Investors	Income	Allocation
	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$414	$2,778	$2,668
Affiliated issuers	1,350	7,703	9,939
	1,764	10,481	12,607
Interest from unaffiliated issuers	—	—	—
Securities lending income (net of fees)	—	—	—
	1,764	10,481	12,607
Fees and expenses*:
Investment advisory services	244	1,662	1,565
Distribution services	403	349	2,596
Insurance administrative services	407	2,770	2,609
Transfer agent services	—†	—†	—†
Administrative services	—	—	—
Accounting and administrative services	28	46	45
Reports to shareholders	—	—	—
Registration statement and prospectus	5	12	13
Trustees’ compensation	1	7	6
Auditing and legal	1	2	2
Custodian	3	3	3
Other	—†	1	1
Total fees and expenses before waivers/reimbursement	1,092	4,852	6,840
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	81	554	522
Miscellaneous fee reimbursement	7	—	—
Total waivers/reimbursement of fees and expenses	88	554	522
Total fees and expenses after waivers/reimbursement	1,004	4,298	6,318
Net investment income	760	6,183	6,289
Net realized gain (loss) and unrealized appreciation
(depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(1,485)	(15,868)	(1,481)
Affiliated issuers	(3,487)	(2,913)	26,249
Options purchased (futures style)	—	—	—
Options written	—	—	—
Futures contracts	382	7,821	(410)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency transactions	10	81	28
Capital gain distributions received from affiliated issuers	2,242	79,172	84,687
	(2,338)	68,293	109,073
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	334	3,986	157
Affiliated issuers	29,779	153,370	62,129
Options written	—	—	—
Futures contracts	(279)	(1,796)	(999)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency translations	—	—	—
	29,834	155,560	61,287
Net realized gain (loss) and unrealized appreciation (deprecia-
tion)	27,496	223,853	170,360
Net increase (decrease) in net assets resulting from operations	$28,256	$230,036	$176,649

*Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.

†Amount less than one thousand.

Refer to the notes to financial statements.

unaudited (dollars in thousands)

American Funds Insurance Series 260

Financial statements (continued)

Statements of changes in net assets					(dollars in thousands)
			Global Small
	Global Growth Fund		Capitalization Fund		Growth Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:

Net investment income (loss)	$55,889	$69,987	$12,258	$13,170	$57,771	$172,421
Net realized gain (loss)	935,413	229,855	23,022	110,112	2,107,622	1,075,677
Net unrealized appreciation (depreciation)	59,661	1,183,746	(20,318)	339,201	4,043,683	10,184,557
Net increase (decrease) in net assets resulting from
operations	1,050,963	1,483,588	14,962	462,483	6,209,076	11,432,655
Distributions paid to shareholders	(276,055)	(620,422)	(136,770)	(48,426)	(1,072,862)	(2,137,413)
Net capital share transactions	(231,456)	(108,638)	(6,998)	(172,404)	(600,369)	(892,780)
Total increase (decrease) in net assets	543,452	754,528	(128,806)	241,653	4,535,845	8,402,462
Net assets:
Beginning of period	7,690,182	6,935,654	3,184,556	2,942,903	39,298,810	30,896,348
End of period	$8,233,634	$7,690,182	$3,055,750	$3,184,556	$43,834,655	$39,298,810

					Washington Mutual
	International Fund		New World Fund		Investors Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:

Net investment income (loss)	$56,446	$93,802	$31,818	$47,669	$92,181	$187,985
Net realized gain (loss)	179,620	(166,257)	107,918	20,610	577,247	89,709
Net unrealized appreciation (depreciation)	275,961	1,106,146	86,867	413,836	474,401	1,300,455
Net increase (decrease) in net assets resulting from
operations	512,027	1,033,691	226,603	482,115	1,143,829	1,578,149
Distributions paid to shareholders	(16,290)	(97,498)	(28,729)	(49,443)	(129,380)	(280,747)
Net capital share transactions	(420,833)	(476,762)	(8,864)	(138,169)	(433,426)	(454,761)
Total increase (decrease) in net assets	74,904	459,431	189,010	294,503	581,023	842,641
Net assets:
Beginning of period	7,179,012	6,719,581	3,378,287	3,083,784	10,286,341	9,443,700
End of period	$7,253,916	$7,179,012	$3,567,297	$3,378,287	$10,867,364	$10,286,341

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

261American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)					(dollars in thousands)
	Capital
	World Growth				International Growth
	and Income Fund		Growth-Income Fund		and Income Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:

Net investment income (loss)	$18,135	$33,421	$243,813	$514,726	$5,251	$7,699
Net realized gain (loss)	75,771	5,322	5,718,363	1,802,151	(3,534)	(10)
Net unrealized appreciation (depreciation)	85,338	302,180	(777,728)	5,849,685	16,898	38,198
Net increase (decrease) in net assets resulting from
operations	179,244	340,923	5,184,448	8,166,562	18,615	45,887
Distributions paid to shareholders	(7,480)	(33,998)	(1,893,256)	(2,341,589)	(1,606)	(7,633)
Net capital share transactions	(124,598)	(170,988)	(635,548)	(1,355,964)	(15,538)	(10,671)
Total increase (decrease) in net assets	47,166	135,937	2,655,644	4,469,009	1,471	27,583
Net assets:
Beginning of period	1,861,335	1,725,398	37,451,976	32,982,967	328,580	300,997
End of period	$1,908,501	$1,861,335	$40,107,620	$37,451,976	$330,051	$328,580

					American Funds
	Capital Income Builder		Asset Allocation Fund		Global Balanced Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:

Net investment income (loss)	$23,381	$40,324	$292,188	$579,492	$5,170	$9,009
Net realized gain (loss)	8,838	242	582,054	1,163,038	10,014	(7,714)
Net unrealized appreciation (depreciation)	23,048	63,347	1,513,794	1,605,426	556	47,126
Net increase (decrease) in net assets resulting from
operations	55,267	103,913	2,388,036	3,347,956	15,740	48,421
Distributions paid to shareholders	(15,346)	(34,911)	(1,276,340)	(1,526,238)	(1,796)	(50,940)
Net capital share transactions	18,944	43,201	129,766	(936,962)	(10,911)	23,523
Total increase (decrease) in net assets	58,865	112,203	1,241,462	884,756	3,033	21,004
Net assets:
Beginning of period	1,251,269	1,139,066	25,685,330	24,800,574	388,764	367,760
End of period	$1,310,134	$1,251,269	$26,926,792	$25,685,330	$391,797	$388,764

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series 262

Financial statements (continued)

Statements of changes in net assets (continued)					(dollars in thousands)
	The Bond Fund				American
	of America		Capital World Bond Fund		High-Income Trust

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:

Net investment income (loss)	$247,138	$426,022	$29,709	$46,485	$ 29,523	$ 57,760
Net realized gain (loss)	(168,144)	(554,664)	(24,962)	(105,717)	(1,356)	(33,292)
Net unrealized appreciation (depreciation)	(146,090)	653,577	(59,834)	149,374	5,497	73,317
Net increase (decrease) in net assets resulting from
operations	(67,096)	524,935	(55,087)	90,142	33,664	97,785
Distributions paid to shareholders	(75,485)	(382,616)	(2,628)	—	(9,874)	(58,266)
Net capital share transactions	272,356	644,513	33,749	(31,695)	(5,971)	2,772
Total increase (decrease) in net assets	129,775	786,832	(23,966)	58,447	17,819	42,291
Net assets:
Beginning of period	11,007,914	10,221,082	1,540,341	1,481,894	873,845	831,554
End of period	$11,137,689	$11,007,914	$1,516,375	$1,540,341	$891,664	$873,845

	American Funds				U.S. Government
	Mortgage Fund		Ultra-Short Bond Fund		Securities Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:

Net investment income (loss)	$2,583	$4,435	$8,863	$18,122	$ 34,279	$ 57,199
Net realized gain (loss)	(1,812)	(3,678)	—†	—†	(2,477)	(96,180)
Net unrealized appreciation (depreciation)	(2,061)	3,010	(43)	(50)	(44,433)	81,462
Net increase (decrease) in net assets resulting from
operations	(1,290)	3,767	8,820	18,072	(12,631)	42,481
Distributions paid to shareholders	(855)	(3,960)	(3,299)	(17,531)	(11,753)	(55,687)
Net capital share transactions	4,722	18,941	(22,993)	(60,048)	221,961	36,513
Total increase (decrease) in net assets	2,577	18,748	(17,472)	(59,507)	197,577	23,307
Net assets:
Beginning of period	107,791	89,043	372,754	432,261	1,524,029	1,500,722
End of period	$110,368	$107,791	$355,282	$372,754	$1,721,606	$1,524,029

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

263American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)					(dollars in thousands)
					Managed Risk
	Managed Risk		Managed Risk		Washington Mutual
	Growth Fund		International Fund		Investors Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:

Net investment income (loss)	$281	$2,083	$101	$1,506	$760	$5,418
Net realized gain (loss)	22,973	(30,059)	(343)	(17,554)	(2,338)	(22,528)
Net unrealized appreciation (depreciation)	38,499	129,616	7,508	23,557	29,834	46,582
Net increase (decrease) in net assets resulting from
operations	61,753	101,640	7,266	7,509	28,256	29,472
Distributions paid to shareholders	(2,419)	(111,683)	(1,561)	(10,852)	(5,148)	(47,987)
Net capital share transactions	(47,224)	63,436	(6,796)	1,591	(18,115)	19,234
Total increase (decrease) in net assets	12,110	53,393	(1,091)	(1,752)	4,993	719
Net assets:
Beginning of period	507,635	454,242	124,182	125,934	324,191	323,472
End of period	$519,745	$ 507,635	$123,091	$124,182	$329,184	$324,191

	Managed Risk		Managed Risk
	Growth-Income Fund		Asset Allocation Fund

	Six months		Six months
	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,
	2024*	2023	2024*	2023
Operations:

Net investment income (loss)	$6,183	$34,077	$6,289	$39,329
Net realized gain (loss)	68,293	24,747	109,073	47,040
Net unrealized appreciation (depreciation)	155,560	260,383	61,287	116,167
Net increase (decrease) in net assets resulting from
operations	230,036	319,207	176,649	202,536
Distributions paid to shareholders	(58,907)	(297,374)	(65,362)	(287,115)
Net capital share transactions	(125,724)	63,979	(122,302)	(1,697)
Total increase (decrease) in net assets	45,405	85,812	(11,015)	(86,276)
Net assets:
Beginning of period	2,187,256	2,101,444	2,103,196	2,189,472
End of period	$2,232,661	$2,187,256	$2,092,181	$2,103,196

*Unaudited.

†Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series 264

Notes to financial statements

unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 40 different funds ("the funds"), including 23 funds in the series covered in this report. The other 17 funds in the series are covered in separate reports. Twelve funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Capital World Growth and Income Fund — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

American Funds Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The Bond Fund of America — To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

American High-Income Trust — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

265American Funds Insurance Series

American Funds Mortgage Fund — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government Securities Fund— To provide a high level of current income consistent with prudent investment risk and preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

American Funds Insurance Series 266

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

267American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilites, and terms of the contract.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following pages present the funds’ valuation levels as of June 30, 2024 (dollars in thousands):

American Funds Insurance Series 268

Global Growth Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$1,496,538	$835,497	$—	$2,332,035
Health care	783,131	486,858	—	1,269,989
Industrials	504,090	612,266	—	1,116,356
Consumer discretionary	493,789	549,217	—	1,043,006
Financials	474,495	412,949	—*	887,444
Communication services	358,906	111,356	—	470,262
Energy	230,378	97,226	—*	327,604
Consumer staples	173,887	100,136	—	274,023
Materials	142,845	55,327	—	198,172
Real estate	13,934	—	—	13,934
Utilities	10,957	—	—	10,957
Preferred securities	—	18,658	—	18,658
Short-term securities	299,496	—	—	299,496

Total	$4,982,446	$3,279,490	$—*	$8,261,936

*Amount less than one thousand.

Global Small Capitalization Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Industrials	$333,520	$472,428	$—	$805,948
Consumer discretionary	370,427	124,803	—	495,230
Information technology	292,194	184,507	964	477,665
Health care	322,651	127,668	—	450,319
Financials	96,921	198,131	—	295,052
Communication services	67,832	67,363	—	135,195
Materials	37,887	83,545	—	121,432
Real estate	27,198	52,921	—	80,119
Energy	36,583	11,289	—	47,872
Utilities	18,763	23,994	—	42,757
Consumer staples	3,059	19,572	—	22,631
Preferred securities	1,920	—	16,680	18,600
Short-term securities	96,014	—	—	96,014

Total	$1,704,969	$1,366,221	$17,644	$3,088,834

269American Funds Insurance Series

Growth Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$9,917,689	$562,348	$4,384	$10,484,421
Communication services	8,695,327	—	—	8,695,327
Health care	6,280,230	252,547	31,351	6,564,128
Consumer discretionary	4,964,660	387,171	—	5,351,831
Industrials	4,555,144	231,471	2,674	4,789,289
Financials	3,007,253	44,932	—	3,052,185
Energy	1,645,161	—	—	1,645,161
Consumer staples	1,160,149	—	—	1,160,149
Materials	634,937	30,077	—	665,014
Utilities	341,689	—	—	341,689
Real estate	66,223	—	—	66,223
Preferred securities	—	—	116,405	116,405
Rights & warrants	—	—*	—	—*
Convertible stocks	6,005	—	—	6,005
Short-term securities	976,096	—	—	976,096

Total	$42,250,563	$1,508,546	$154,814	$43,913,923

*Amount less than one thousand.

International Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Industrials	$30,605	$1,241,269	$—	$1,271,874
Information technology	225,072	795,333	5,140	1,025,545
Health care	9,414	925,782	—	935,196
Materials	300,585	574,695	—	875,280
Consumer discretionary	238,676	569,978	—	808,654
Financials	207,655	569,258	—	776,913
Energy	195,370	304,691	—	500,061
Communication services	—	366,276	—	366,276
Consumer staples	73,820	227,237	—	301,057
Utilities	—	82,776	—	82,776
Real estate	—	50,416	—	50,416
Preferred securities	7,588	18,074	470	26,132
Rights & warrants	—	—*	—	—*
Short-term securities	254,704	—	—	254,704

Total	$1,543,489	$5,725,785	$5,610	$7,274,884

*Amount less than one thousand.

American Funds Insurance Series 270

New World Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 262,334	$ 324,569	$ 411	$ 587,314
Financials	141,383	421,482	—*	562,865
Industrials	105,231	285,250	—	390,481
Consumer discretionary	129,842	250,165	—*	380,007
Health care	145,370	217,767	—	363,137
Communication services	130,846	181,115	—	311,961
Consumer staples	55,651	184,935	—	240,586
Materials	141,138	85,753	—*	226,891
Energy	32,790	54,044	—*	86,834
Real estate	13,751	48,224	—	61,975
Utilities	11,565	22,452	—	34,017
Preferred securities	9,731	9,004	6,048	24,783
Rights & warrants	—	1,140	—	1,140
Convertible stocks	266	—	—	266
Bonds, notes & other debt instruments	—	123,092	—	123,092
Short-term securities	145,254	1,600	—	146,854

Total	$1,325,152	$2,210,592	$6,459	$3,542,203

		Other investments†
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 51	$ —	$—	$ 51
Unrealized appreciation on open forward currency contracts	—	131	—	131
Unrealized appreciation on centrally cleared interest rate swaps	—	7	—	7
Liabilities:
Unrealized depreciation on futures contracts	(71)	—	—	(71)
Unrealized depreciation on open forward currency contracts	—	(195)	—	(195)
Unrealized depreciation on centrally cleared interest rate swaps	—	(6)	—	(6)
Unrealized depreciation on bilateral interest rate swaps	—	(197)	—	(197)

Total	$(20)	$(260)	$—	$(280)

*Amount less than one thousand.

†Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.

Washington Mutual Investors Fund

As of June 30, 2024, all of the fund’s investment securities were classified as Level 1.

271American Funds Insurance Series

Capital World Growth and Income Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$288,987	$140,656	$—	$429,643
Industrials	114,248	146,844	—	261,092
Health care	164,291	87,733	—	252,024
Financials	99,630	110,715	—*	210,345
Consumer discretionary	107,808	67,587	—	175,395
Communication services	82,784	44,791	—	127,575
Consumer staples	63,456	54,404	—	117,860
Materials	56,110	59,443	—	115,553
Energy	77,243	18,285	—*	95,528
Utilities	21,117	17,151	—	38,268
Real estate	8,777	3,167	—	11,944
Preferred securities	—	1,284	—	1,284
Convertible stocks	2,193	—	—	2,193
Bonds, notes & other debt instruments	—	2,396	—	2,396
Short-term securities	71,370	—	—	71,370

Total	$1,158,014	$754,456	$—*	$1,912,470

*Amount less than one thousand.

Growth-Income Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$9,974,592	$468,429	$—	$10,443,021
Industrials	5,400,370	265,011	—	5,665,381
Health care	5,144,347	283,784	—	5,428,131
Communication services	4,197,118	—	—	4,197,118
Consumer discretionary	3,601,831	293,612	—	3,895,443
Financials	3,879,668	—	—	3,879,668
Consumer staples	815,121	569,845	—	1,384,966
Energy	1,212,871	—	—	1,212,871
Materials	1,210,526	—	—	1,210,526
Utilities	931,665	—	—	931,665
Real estate	729,800	—	—	729,800
Bonds, notes & other debt instruments	—	5,638	—	5,638
Short-term securities	1,121,126	—	—	1,121,126

Total	$38,219,035	$1,886,319	$—	$40,105,354

American Funds Insurance Series 272

International Growth and Income Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$4,829	$56,328	$—*	$61,157
Information technology	4,793	44,468	—	49,261
Industrials	7,610	37,626	—	45,236
Consumer discretionary	4,003	28,983	—	32,986
Health care	844	27,802	—	28,646
Consumer staples	5,502	21,656	—	27,158
Communication services	2,254	19,795	—	22,049
Energy	5,807	9,819	—*	15,626
Materials	8,436	7,056	—*	15,492
Utilities	970	5,452	—	6,422
Real estate	842	4,244	—	5,086
Preferred securities	247	187	—	434
Short-term securities	19,520	—	—	19,520

Total	$65,657	$263,416	$—*	$329,073

*Amount less than one thousand.

Capital Income Builder

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$100,714	$69,319	$ —*	$170,033
Information technology	116,169	35,965	—	152,134
Health care	94,374	34,786	—	129,160
Industrials	63,400	55,975	—	119,375
Consumer staples	69,924	44,266	—	114,190
Energy	59,901	22,075	—*	81,976
Utilities	45,923	33,806	—	79,729
Consumer discretionary	33,679	23,036	—	56,715
Real estate	44,779	7,895	—	52,674
Communication services	17,630	18,790	—	36,420
Materials	15,932	14,052	—	29,984
Convertible stocks	1,435	—	—	1,435
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	103,963	98	104,061
U.S. Treasury bonds & notes	—	59,854	—	59,854
Corporate bonds, notes & loans	—	31,284	—	31,284
Asset-backed obligations	—	11,035	—	11,035
Bonds & notes of governments & government agencies
outside the U.S.	—	746	—	746
Municipals	—	344	—	344
Investment funds	30,145	—	—	30,145
Short-term securities	95,267	—	—	95,267

Total	$789,272	$567,191	$98	$1,356,561

Refer to the next page for footnote.

273American Funds Insurance Series

		Other investments†
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$577	$—	$—	$577
Unrealized appreciation on centrally cleared interest rate swaps	—	446	—	446
Unrealized appreciation on centrally cleared credit default swaps	—	2	—	2
Liabilities:
Unrealized depreciation on futures contracts	(3)	—	—	(3)

Total	$574	$448	$—	$1,022

*Amount less than one thousand.
†Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Asset Allocation Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 4,353,314	$ 22,990	$—	$ 4,376,304
Health care	2,525,391	218,654	18,138	2,762,183
Financials	2,608,729	54,564	—*	2,663,293
Communication services	1,804,461	—	—	1,804,461
Consumer discretionary	1,539,970	240,597	1,199	1,781,766
Industrials	1,545,510	155,442	—	1,700,952
Materials	1,131,819	—	2,890	1,134,709
Consumer staples	865,162	95,409	—	960,571
Energy	862,445	—	1,282	863,727
Real estate	289,295	—	—	289,295
Utilities	43,079	—	—	43,079
Preferred securities	—	—	771	771
Rights & warrants	—	—	—*	—*
Convertible stocks	—	—	11,596	11,596
Convertible bonds & notes	—	2,501	—	2,501
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	2,453,506	—	2,453,506
U.S. Treasury bonds & notes	—	1,626,887	—	1,626,887
Corporate bonds, notes & loans	—	1,585,311	3,079	1,588,390
Asset-backed obligations	—	613,243	5,930	619,173
Bonds & notes of governments & government agencies
outside the U.S.	—	46,638	—	46,638
Municipals	—	29,674	—	29,674
Investment funds	1,423,069	—	—	1,423,069
Short-term securities	1,780,820	—	—	1,780,820

Total	$20,773,064	$7,145,416	$44,885	$27,963,365

		Other investments†
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 7,673	$—	$—	$ 7,673
Unrealized appreciation on centrally cleared interest rate swaps	—	1,397	—	1,397
Liabilities:
Unrealized depreciation on futures contracts	(3,890)	—	—	(3,890)
Unrealized depreciation on centrally cleared credit default swaps	—	(28)	—	(28)

Total	$ 3,783	$1,369	$—	$ 5,152

*Amount less than one thousand.

†Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series 274
American Funds Global Balanced Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 37,992	$ 9,482	$—	$ 47,474
Health care	21,907	16,099	—	38,006
Industrials	19,771	12,069	—	31,840
Financials	11,701	18,498	—	30,199
Consumer staples	3,912	18,250	—	22,162
Materials	11,783	7,524	—	19,307
Communication services	16,421	1,735	—	18,156
Consumer discretionary	9,682	6,096	—	15,778
Energy	8,591	3,541	—	12,132
Utilities	7,953	3,955	—	11,908
Real estate	1,613	3,125	—	4,738
Preferred securities	—	315	—	315
Convertible stocks	1,975	—	—	1,975
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies
outside the U.S.	—	50,730	—	50,730
Mortgage-backed obligations	—	27,047	—	27,047
Corporate bonds, notes & loans	—	22,836	—	22,836
U.S. Treasury bonds & notes	—	17,016	—	17,016
Asset-backed obligations	—	1,218	—	1,218
Federal agency bonds & notes	—	201	—	201
Municipals	—	135	—	135
Investment funds	3,858	—	—	3,858
Short-term securities	32,269	1,693	—	33,962

Total	$189,428	$221,565	$—	$410,993

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$230	$ —	$—	$ 230
Unrealized appreciation on open forward currency contracts	—	183	—	183
Unrealized appreciation on centrally cleared interest rate swaps	—	205	—	205
Liabilities:
Unrealized depreciation on futures contracts	(27)	—	—	(27)
Unrealized depreciation on open forward currency contracts	—	(286)	—	(286)
Unrealized depreciation on centrally cleared interest rate swaps	—	(94)	—	(94)
Unrealized depreciation on bilateral interest rate swaps	—	(157)	—	(157)
Unrealized depreciation on centrally cleared credit default swaps	—	(19)	—	(19)

Total	$203	$(168)	$—	$ 35

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

275American Funds Insurance Series

The Bond Fund of America

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$ 4,607,884	$ 1,642	$ 4,609,526
Corporate bonds, notes & loans	—	3,399,615	—	3,399,615
U.S. Treasury bonds & notes	—	1,938,945	—	1,938,945
Asset-backed obligations	—	564,361	9,745	574,106
Municipals	—	167,632	—	167,632
Bonds & notes of governments & government agencies
outside the U.S.	—	114,266	—	114,266
Federal agency bonds & notes	—	11,365	—	11,365
Common stocks	—	15	—	15
Short-term securities	1,710,287	—	—	1,710,287

Total	$1,710,287	$10,804,083	$11,387	$12,525,757

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$22,317	$—	$—	$22,317
Unrealized appreciation on open forward currency contracts	—	1,071	—	1,071
Unrealized appreciation on centrally cleared interest rate swaps	—	4,764	—	4,764
Unrealized appreciation on centrally cleared credit default swaps	—	796	—	796
Liabilities:
Unrealized depreciation on futures contracts	(4,922)	—	—	(4,922)
Unrealized depreciation on open forward currency contracts	—	(125)	—	(125)
Unrealized depreciation on centrally cleared interest rate swaps	—	(750)	—	(750)

Total	$17,395	$5,756	$—	$23,151

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series 276

Capital World Bond Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Euros	$—	$ 266,716	$ —	$ 266,716
Japanese yen	—	77,428	—	77,428
British pounds	—	63,909	—	63,909
Chinese yuan renminbi	—	52,474	—	52,474
Mexican pesos	—	41,908	—	41,908
Brazilian reais	—	38,821	—	38,821
Canadian dollars	—	31,560	—	31,560
South Korean won	—	29,309	—	29,309
Australian dollars	—	25,115	—	25,115
Indonesian rupiah	—	21,091	—	21,091
Norwegian kroner	—	9,889	—	9,889
Indian rupees	—	8,054	—	8,054
Israeli shekels	—	7,221	—	7,221
New Zealand dollars	—	6,207	—	6,207
Danish kroner	—	6,116	—	6,116
Polish zloty	—	3,430	—	3,430
Turkish lira	—	3,411	—	3,411
Chilean pesos	—	2,600	—	2,600
Malaysian ringgits	—	2,166	—	2,166
South African rand	—	2,074	—	2,074
Colombian pesos	—	1,121	—	1,121
Romanian leu	—	1,067	—	1,067
Ukrainian hryvnia	—	6	—	6
U.S. dollars	—	703,356	200	703,556
Preferred securities	—	—	82	82
Common stocks	—	84	477	561
Investment funds	20,617	—	—	20,617
Short-term securities	210,562	46,873	—	257,435
Options purchased on futures (equity style)	950	—	—	950
Options purchased on foreign currency (equity style)	—	5	—	5

Total	$232,129	$1,452,011	$759	$1,684,899

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$2,055	$—	$—	$ 2,055
Unrealized appreciation on open forward currency contracts	—	1,871	—	1,871
Unrealized appreciation on centrally cleared interest rate swaps	—	1,228	—	1,228
Unrealized appreciation on centrally cleared credit default swaps	—	19	—	19
Liabilities:
Value of options written	(916)	(4)	—	(920)
Unrealized depreciation on futures contracts	(494)	—	—	(494)
Unrealized depreciation on open forward currency contracts	—	(3,859)	—	(3,859)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,188)	—	(1,188)
Unrealized depreciation on bilateral interest rate swaps	—	(1,221)	—	(1,221)
Unrealized depreciation on centrally cleared credit default swaps	—	(199)	—	(199)

Total	$645	$(3,353)	$—	$(2,708)

*Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

277American Funds Insurance Series

American High-Income Trust

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$793,501	$ 5,708	$799,209
U.S. Treasury bonds & notes	—	885	—	885
Mortgage-backed obligations	—	—	696	696
Bonds & notes of governments & government agencies
outside the U.S.	—	339	—	339
Convertible bonds & notes	—	578	—	578
Common stocks	21,231	4,469	29,034	54,734
Preferred securities	—	1,416	1,751	3,167
Rights & warrants	—	265	—	265
Short-term securities	20,436	—	—	20,436

Total	$41,667	$801,453	$37,189	$880,309

		Other investments1
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$137	$ —	$—	$137
Unrealized appreciation on centrally cleared credit default swaps	—	25	—	25
Liabilities:
Unrealized depreciation on futures contracts	(58)	—	—	(58)
Unrealized depreciation on centrally cleared credit default swaps	—	(4)	—	(4)

Total	$ 79	$21	$—	$100

1Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2024 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value at	into			realized	Unrealized	out of	value at
	1/1/2024	Level 32	Purchases	Sales	gain3	depreciation3	Level 32	6/30/2024
Investment securities	$37,049	$—	$2,144	$—4	$—	$(1,548)	$(456)	$37,189
Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2024								$ (1,595)

2Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

3Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.

4Amount less than one thousand.

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Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

						Impact to
						valuation from
	Value at	Valuation	Unobservable	Range	Weighted	an increase in
	6/30/2024	techniques	inputs	(if applicable)	average*	input†
		Estimated	Expected proceeds	Not applicable	Not applicable	Not applicable

			De minimis	Not applicable	Not applicable	Not applicable
		recovery value

			Discount for uncertainty	5%	5%	Decrease

Bonds, notes & other	$6,404		Transaction price	Not applicable	Not applicable	Not applicable

debt instruments		Transaction	Net adjustment (decrease) based

			on movement of market	1%	1%	Decrease

			comparables

		Market	Yield	11%	11%	Decrease
		comparables

			Expected proceeds	Not applicable	Not applicable	Not applicable

		Estimated	Discount for uncertainty	20%	20%	Decrease
		recovery value	De minimis	Not applicable	Not applicable	Not applicable

			Vendor price	Not applicable	Not applicable	Not applicable

		Transaction	Transaction price	Not applicable	Not applicable	Not applicable

Common stocks	29,034		EV/EBITDA multiple	5.7x - 7.9x	6.3x	Increase

			Premium to EV/EBITDA multiple	14%	14%	Increase

		Market	Discount to EV/EBITDA multiple	13%	13%	Decrease

			EV/EBITDA less CapEx multiple	11.2x	11.2x	Increase
		comparables

			P/BV multiple	0.7x	0.7x	Increase

			Premium to P/BV multiple	30%	30%	Increase

			DLOM	6% - 16%	12%	Decrease

Preferred securities	1,751	Market	EV/EBITDA multiple	4.5x	4.5x	Increase
		comparables	DLOM	15%	15%	Decrease

	$37,189

*Weighted average is by relative fair value.

†This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations and symbols

CapEx = Capital expenditures

DLOM = Discount for lack of marketability

EBITDA = Earnings before interest, taxes, depreciation and amortization

EV = Enterprise value

P/BV = Price to book value

American Funds Mortgage Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$98,064	$—	$98,064
U.S. Treasury bonds & notes	—	6,669	—	6,669
Asset-backed obligations	—	1,309	—	1,309
Short-term securities	—	40,665	—	40,665

Total	$—	$146,707	$—	$146,707

279American Funds Insurance Series

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$353	$ —	$—	$353
Unrealized appreciation on centrally cleared interest rate swaps	—	99	—	99
Liabilities:
Unrealized depreciation on futures contracts	(68)	—	—	(68)

Total	$285	$99	$—	$384

*Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Ultra-Short Bond Fund

As of June 30, 2024, all of the fund’s investment securities were classified as Level 2.

U.S. Government Securities Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$ —	$1,017,781	$—	$1,017,781
U.S. Treasury bonds & notes	—	591,525	—	591,525
Federal agency bonds & notes	—	73,076	—	73,076
Short-term securities	—	335,847	—	335,847
Options purchased on futures (equity style)	578	—	—	578

Total	$578	$2,018,229	$—	$2,018,807

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 4,562	$—	$—	$ 4,562
Unrealized appreciation on centrally cleared interest rate swaps	—	19,570	—	19,570
Liabilities:
Value of options written	(496)	—	—	(496)
Unrealized depreciation on futures contracts	(1,800)	—	—	(1,800)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5,433)	—	(5,433)

Total	$ 2,266	$14,137	$—	$16,403

*Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Managed Risk Growth Fund

As of June 30, 2024, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

As of June 30, 2024, all of the fund’s investments were classified as Level 1.

Managed Risk Washington Mutual Investors Fund

As of June 30, 2024, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

As of June 30, 2024, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

As of June 30, 2024, all of the fund’s investments were classified as Level 1.

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4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi- governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries

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may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

American Funds Insurance Series 282

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans or receivables and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage- backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates

—i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

283American Funds Insurance Series

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstand- ing that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively

American Funds Insurance Series 284

lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Nondiversification risk — As nondiversified funds, the managed risk funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. To the extent that a managed risk fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on the fund’s investment results.

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

285American Funds Insurance Series

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral received
	Value of			Value of

	investment			investment
	securities		U.S. government	securities
Funds	on loan	Cash	securities	purchased

Global Growth Fund	$ 4,457	$ 4,789	$10	$ 4,310
Global Small Capitalization Fund	41,131	17,225	26,164	15,503
Growth Fund	38,162	39,028	—	35,125
International Fund	9,093	—	9,548	—
New World Fund	14,933	7,477	8,154	6,729
Capital World Growth and Income Fund	10,543	9,661	1,447	8,695
Growth-Income Fund	114,087	119,835	—	107,852
International Growth and Income Fund	715	—	776	—
Capital Income Builder	20,164	16,497	4,730	14,847
Asset Allocation Fund	19,113	19,914	—	17,923
American Funds Global Balanced Fund	143	147	—	132

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the financial highlights tables.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

American Funds Insurance Series 286

Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

Unfunded commitments — Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2024, the maximum exposure from these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $447,000, $31,000 and $462,000, respectively, which would represent less than 0.01% for Asset Allocation Fund and Capital World Bond Fund and 0.05% for American High-Income Trust, respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation on these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust of $1,000, less than $1,000 and $2,000, respectively, is disclosed as unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities. Unrealized appreciation is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.

Option contracts — Some of the funds have entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument or index underlying the option) at a specified exercise price. The writer of an option has the obligation, upon exercise of the option, to cash settle or deliver the underlying instrument or index upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying instrument or index and pay the exercise price (in the case of a put).

By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or to deliver the cash value of the instrument or index underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in each fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.

287American Funds Insurance Series

For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations and statement of changes in net assets.

Option contracts can take different forms. Some of the funds have entered into the following types of options contracts:

Options on equity indexes — As part of their managed risk strategy, the managed risk funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities.

Options on futures — One of the funds has entered into options on future contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the purchaser of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

American Funds Insurance Series 288

Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.

Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:

Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

289American Funds Insurance Series

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options	Options		Forward	Interest	Credit
	on	on	Futures	currency	rate	default
	futures	foreign currencies	contracts	contracts	swaps	swaps

New World Fund	Not applicable	Not applicable	$ 25,058	$ 22,753	$ 4,892	Not applicable
Capital Income Builder	Not applicable	Not applicable	120,340	7*	35,978	5,611
Asset Allocation Fund	Not applicable	Not applicable	3,234,309	Not applicable	255,086	26,850
Global Balanced Fund	$ 10,100*	Not applicable	45,558	34,490	19,141	4,183
Capital World Bond Fund	329,760	$7,708	583,683	525,898	228,366	57,843
The Bond Fund of America	Not applicable	Not applicable	7,050,960	91,159	611,143	85,511
American High-Income Trust	Not applicable	Not applicable	29,295	Not applicable	Not applicable	14,833
American Funds Mortgage Fund	600*	Not applicable	86,936	Not applicable	4,206	Not applicable
U.S. Government Securities Fund	333,790	Not applicable	1,954,574	Not applicable	765,828	Not applicable
Managed Risk Growth Fund	484,810	Not applicable	9,732	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	102,520	Not applicable	1,251	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual
Investors Fund	333,840	Not applicable	3,266	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	3,499,679	Not applicable	37,945	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation
Fund	369,433	Not applicable	46,989	Not applicable	Not applicable	Not applicable

1No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended, June 30, 2024 (dollars in thousands):

New World Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation2	$ 51	Unrealized depreciation2	$71
Forward currency	Currency	Unrealized appreciation on open	131	Unrealized depreciation on open	195
		forward currency contracts		forward currency contracts
Swap (centrally	Interest	Unrealized appreciation2	7	Unrealized depreciation2	6
cleared)
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	197

			$189		$469

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain (loss) on futures	$(111)	Net unrealized appreciation	$1
		contracts		(depreciation) on futures contracts
Forward currency	Currency	Net realized gain (loss) on forward
currency contracts

64 Net unrealized appreciation49 (depreciation) on forward currency contracts

Swap	Interest	Net realized gain (loss) on swap	(113)	Net unrealized appreciation	(291)
		contracts		(depreciation) on swap contracts

			$(160)		$(241)

Refer to the end of the tables for footnotes.

American Funds Insurance Series 290

Capital Income Builder

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation2	$ 577	Unrealized depreciation2	$3
Swap (centrally	Interest	Unrealized appreciation2	446	Unrealized depreciation2	—
cleared)
Swap (centrally	Credit	Unrealized appreciation2	2	Unrealized depreciation2	—
cleared)

			$1,025		$3

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain (loss) on futures	$(948)	Net unrealized appreciation	$(1,882)
		contracts		(depreciation) on futures contracts
Swap	Interest	Net realized gain (loss) on swap	(121)	Net unrealized appreciation	392
		contracts		(depreciation) on swap contracts
Swap	Credit	Net realized gain (loss) on swap	562	Net unrealized appreciation	(378)
		contracts		(depreciation) on swap contracts

			$(507)		$(1,868)
Asset Allocation Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation2	$7,673	Unrealized depreciation2	$3,890
Swap (centrally	Interest	Unrealized appreciation2	1,397	Unrealized depreciation2	—
cleared)
Swap (centrally	Credit	Unrealized appreciation2	—	Unrealized depreciation2	28
cleared)

			$9,070		$3,918

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain (loss) on futures	$(23,417)	Net unrealized appreciation	$(3,393)
		contracts		(depreciation) on futures contracts
Swap	Interest	Net realized gain (loss) on swap	579	Net unrealized appreciation	257
		contracts		(depreciation) on swap contracts
Swap	Credit	Net realized gain (loss) on swap	249	Net unrealized appreciation	(124)
		contracts		(depreciation) on swap contracts

			$(22,589)		$(3,260)

Refer to the end of the tables for footnotes.

291American Funds Insurance Series

American Funds Global Balanced Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation2	$230	Unrealized depreciation2	$ 27
Forward currency	Currency	Unrealized appreciation on open	183	Unrealized depreciation on open	286
		forward currency contracts		forward currency contracts
Swap (centrally	Interest	Unrealized appreciation2	205	Unrealized depreciation2	94
cleared)
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	157
Swap (centrally	Credit	Unrealized appreciation2	—	Unrealized depreciation2	19
cleared)

			$618		$583

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain (loss) on futures	$ (52)	Net unrealized appreciation	$(144)
		contracts		(depreciation) on futures contracts
Forward currency	Currency	Net realized gain (loss) on forward	(57)	Net unrealized appreciation	(421)
		currency contracts		(depreciation) on forward currency
				contracts
Swap	Interest	Net realized gain (loss) on swap	(264)	Net unrealized appreciation	28
		contracts		(depreciation) on swap contracts
Swap	Credit	Net realized gain (loss) on swap	52	Net unrealized appreciation	(29)
		contracts		(depreciation) on swap contracts

			$(321)		$(566)
The Bond Fund of America

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation2	$22,317	Unrealized depreciation2	$4,922
Forward currency	Currency	Unrealized appreciation on open	1,071	Unrealized depreciation on open	125
		forward currency contracts		forward currency contracts
Swap (centrally	Interest	Unrealized appreciation2	4,764	Unrealized depreciation2	750
cleared)
Swap (centrally	Credit	Unrealized appreciation2	796	Unrealized depreciation2	—
cleared)

			$28,948		$5,797

Refer to the end of the tables for footnotes.

American Funds Insurance Series 292

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain (loss) on futures	$(65,889)	Net unrealized appreciation	$(40,875)
		contracts		(depreciation) on futures contracts
Forward currency	Currency	Net realized gain (loss) on forward	1,525	Net unrealized appreciation	1,842
		currency contracts		(depreciation) on forward currency
				contracts
Swap	Interest	Net realized gain (loss) on swap	(2,115)	Net unrealized appreciation	3,659
		contracts		(depreciation) on swap contracts
Swap	Credit	Net realized gain (loss) on swap	(4,815)	Net unrealized appreciation	2,265
		contracts		(depreciation) on swap contracts

			$(71,294)		$(33,109)

Capital World Bond Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Currency	Investment securities	$5	Investment securities	$—
(equity style)
Options purchased	Interest	Investment securities	950	Investment securities	—
(equity style)
Options written	Currency	Options written, at value	—	Options written, at value	4
(equity style)
Options written	Interest	Options written, at value	—	Options written, at value	916
(equity style)
Futures	Interest	Unrealized appreciation2	2,055	Unrealized depreciation2	494
Forward currency	Currency	Unrealized appreciation on open	1,871	Unrealized depreciation on open	3,859
		forward currency contracts		forward currency contracts
Swap (centrally	Interest	Unrealized appreciation2	1,228	Unrealized depreciation2	1,188
cleared)
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	1,221
Swap (centrally	Credit	Unrealized appreciation2	19	Unrealized depreciation2	199
cleared)

			$6,128		$7,881

Refer to the end of the tables for footnotes.

293American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Currency	Net realized gain (loss) on	$18	Net unrealized appreciation	$(19)
(equity style)		investments		(depreciation) on investments
Options purchased	Interest	Net realized gain (loss) on	—	Net unrealized appreciation	188
(equity style)		investments		(depreciation) on investments
Options purchased	Interest	Net realized gain (loss) on options	(66)	Net unrealized appreciation	—
(futures style)		purchased		(depreciation) on options
				purchased
Options written	Interest	Net realized gain (loss) on options	300	Net unrealized appreciation	(93)
(equity style)		written		(depreciation) on options written
Futures	Interest	Net realized gain (loss) on futures	(91)	Net unrealized appreciation	(4,341)
		contracts		(depreciation) on futures contracts
Forward currency	Currency	Net realized gain (loss) on forward	(1,028)	Net unrealized appreciation	(5,821)
		currency contracts		(depreciation) on forward currency
				contracts
Swap	Interest	Net realized gain (loss) on swap	(2,170)	Net unrealized appreciation	(296)
		contracts		(depreciation) on swap contracts
Swap	Credit	Net realized gain (loss) on swap	802	Net unrealized appreciation	(698)
		contracts		(depreciation) on swap contracts

			$(2,235)		$(11,080)

American High-Income Trust

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation2	$137	Unrealized depreciation2	$58
Swap (centrally	Credit	Unrealized appreciation2	25	Unrealized depreciation2	4
cleared)

			$162		$62

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain (loss) on futures	$(100)	Net unrealized appreciation	$70
		contracts		(depreciation) on futures contracts
Swap	Credit	Net realized gain (loss) on swap	(213)	Net unrealized appreciation	1
		contracts		(depreciation) on swap contracts

			$(313)		$71
American Funds Mortgage Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation2	$353	Unrealized depreciation2	$68
Swap (centrally	Interest	Unrealized appreciation2	99	Unrealized depreciation2	—
cleared)

			$452		$68

Refer to the end of the tables for footnotes.

American Funds Insurance Series 294

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain (loss) on futures	$(761)	Net unrealized appreciation	$(715)
		contracts		(depreciation) on futures contracts
Swap	Interest	Net realized gain (loss) on swap	20	Net unrealized appreciation	89
		contracts		(depreciation) on swap contracts

			$(741)		$(626)

U.S. Government Securities Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Interest	Investment securities	$578	Investment securities	$—
(equity style)
Options written	Interest	Options written, at value	—	Options written, at value	496
(equity style)
Futures	Interest	Unrealized appreciation2	4,562	Unrealized depreciation2	1,800
Swap (centrally	Interest	Unrealized appreciation2	19,570	Unrealized depreciation2	5,433
cleared)

			$24,710		$7,729

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Interest	Net realized gain (loss) on	$(51)	Net unrealized appreciation	$(372)
(equity style)		investments		(depreciation) on investments
Options written	Interest	Net realized gain (loss) on options	92	Net unrealized appreciation	360
(equity style)		written		(depreciation) on options written
Futures	Interest	Net realized gain (loss) on futures	(3,042)	Net unrealized appreciation	(16,056)
		contracts		(depreciation) on futures contracts
Swap	Interest	Net realized gain (loss) on swap	2,656	Net unrealized appreciation	(916)
		contracts		(depreciation) on swap contracts

			$(345)		$(16,984)
Managed Risk Growth Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$866	Investment securities from	$—
(equity style)		unaffiliated issuers3		unaffiliated issuers3
Futures	Equity	Unrealized appreciation2	40	Unrealized depreciation2	—
Futures	Interest	Unrealized appreciation2	5	Unrealized depreciation2	—

			$911		$—

Refer to the end of the tables for footnotes.

295American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized gain (loss) on	$(2,269)	Net unrealized appreciation	$522
(equity style)		investments in unaffiliated issuers		(depreciation) on investments in
				unaffiliated issuers
Futures	Currency	Net realized gain (loss) on futures	(36)	Net realized appreciation	—
		contracts		(depreciation) on futures contracts
Futures	Equity	Net realized gain (loss) on futures	(1,064)	Net realized appreciation	(350)
		contracts		(depreciation) on futures contracts
Futures	Interest	Net realized gain (loss) on futures	18	Net realized appreciation	(86)
		contracts		(depreciation) on futures contracts

			$(3,351)		$86

Managed Risk International Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$934	Investment securities from	$—
(equity style)		unaffiliated issuers3		unaffiliated issuers3
Futures	Equity	Unrealized appreciation2	18	Unrealized depreciation2	—
Futures	Interest	Unrealized appreciation2	9	Unrealized depreciation2	—

			$961		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized gain (loss) on	$(437)	Net unrealized appreciation	$588
(equity style)		investments in unaffiliated issuers		(depreciation) on investments in
				unaffiliated issuers
Futures	Equity	Net realized gain (loss) on futures	(255)	Net realized appreciation	83
		contracts		(depreciation) on futures contracts
Futures	Interest	Net realized gain (loss) on futures	(17)	Net realized appreciation	(17)
		contracts		(depreciation) on futures contracts

			$(709)		$654
Managed Risk Washington Mutual Investors Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$458	Investment securities from	$—
(equity style)		unaffiliated issuers3		unaffiliated issuers3
Futures	Equity	Unrealized appreciation2	20	Unrealized depreciation2	—
Futures	Interest	Unrealized appreciation2	22	Unrealized depreciation2	—

			$500		$—

Refer to the end of the tables for footnotes.

American Funds Insurance Series 296

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized gain (loss) on	$(1,485)	Net unrealized appreciation	$334
(equity style)		investments in unaffiliated issuers		(depreciation) on investments in
				unaffiliated issuers
Futures	Currency	Net realized gain (loss) on futures	(7)	Net realized appreciation	—
		contracts		(depreciation) on futures contracts
Futures	Equity	Net realized gain (loss) on futures	428	Net realized appreciation	(236)
		contracts		(depreciation) on futures contracts
Futures	Interest	Net realized gain (loss) on futures	(39)	Net realized appreciation	(43)
		contracts		(depreciation) on futures contracts

			$(1,103)		$55

Managed Risk Growth-Income Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$4,616	Investment securities from	$—
(equity style)		unaffiliated issuers3		unaffiliated issuers3
Futures	Equity	Unrealized appreciation2	201	Unrealized depreciation2	—
Futures	Interest	Unrealized appreciation2	51	Unrealized depreciation2	—
			$4,868		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized gain (loss) on	$(15,868)	Net unrealized appreciation	$ 3,986
(equity style)		investments in unaffiliated issuers		(depreciation) on investments in
unaffiliated issuers
Futures	Currency	Net realized gain (loss) on futures	(28)	Net realized appreciation	—
		contracts		(depreciation) on futures contracts
Futures	Equity	Net realized gain (loss) on futures	7,935	Net realized appreciation	(1,707)
		contracts		(depreciation) on futures contracts
Futures	Interest	Net realized gain (loss) on futures	(86)	Net realized appreciation	(89)
		contracts		(depreciation) on futures contracts

			$ (8,047)		$ 2,190
Managed Risk Asset Allocation Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$ 698	Investment securities from	$—
(equity style)		unaffiliated issuers3		unaffiliated issuers3
Futures	Equity	Unrealized appreciation2	38	Unrealized depreciation2	—
Futures	Interest	Unrealized appreciation2	368	Unrealized depreciation2	—
			$1,104		$—

Refer to the end of the tables for footnotes.

297American Funds Insurance Series
		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized gain (loss) on	$(1,481)	Net unrealized appreciation	$ 157
(equity style)		investments in unaffiliated issuers		(depreciation) on investments in
				unaffiliated issuers
Futures	Currency	Net realized gain (loss) on futures	(24)	Net realized appreciation	—
		contracts		(depreciation) on futures contracts
Futures	Equity	Net realized gain (loss) on futures	241	Net realized appreciation	(354)
		contracts		(depreciation) on futures contracts
Futures	Interest	Net realized gain (loss) on futures	(627)	Net realized appreciation	(645)
		contracts		(depreciation) on futures contracts

			$(1,891)		$(842)

2Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

3Includes options purchased as reported in each fund’s investment portfolio.

Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For options on equity indexes, options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For options on foreign currencies, forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

Rights of offset — Funds that hold forward currency contracts, options on foreign currencies and bilateral swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The tables on the following pages present each fund’s forward currency contracts, options on foreign currencies and bilateral swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2024, if close-out netting was exercised (dollars in thousands):

American Funds Insurance Series 298

New World Fund

			Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
		subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:	— †				— †
Bank of America	$	$—	$—	$—	$
Bank of New York Mellon	1	—	—	—	1
Barclays Bank PLC	59	(59)	—	—	—
BNP Paribas	1	(1)	—	—	—
Citibank	33	(15)	—	—	18
Goldman Sachs	5	(5)	—	—	—
HSBC Bank	1	—	—	—	1
JPMorgan Chase	22	(22)	—	—	—
Morgan Stanley	— †	—	—	—	— †
Standard Chartered Bank	— †	—	—	—	— †
UBS AG	9	—	—	—	9

Total	$131	$(102)	$—	$—	$29
Liabilities:

Bank of America	$28	$—	$—	$—	$28
Barclays Bank PLC	84	(59)	—	—	25
BNP Paribas	16	(1)	—	—	15
Citibank	15	(15)	—	—	—
Goldman Sachs	105	(5)	—	—	99
JPMorgan Chase	32	(22)	—	—	10
Morgan Stanley	67	—	—	—	67
Standard Chartered Bank	45	—	—	—	45

Total	$392	$(102)	$—	$—	$289

*Collateral is shown on a settlement basis.

†Amount less than one thousand.

Refer to the end of the tables for footnotes.

299American Funds Insurance Series

American Funds Global Balanced Fund

			Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
		subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Bank of America	$3	$(3)	$—	$—	$—
Bank of New York Mellon	— †	—	—	—	— †
Barclays Bank PLC	1	—	—	—	1
BNP Paribas	16	(16)	—	—	—
Citibank	32	(21)	—	—	11
Goldman Sachs	7	(7)	—	—	—
HSBC Bank	1	—	—	—	1
JPMorgan Chase	50	(27)	—	—	23
Morgan Stanley	68	(68)	—	—	—
Standard Chartered Bank	4	(1)	—	—	3
UBS AG	1	(1)	—	—	—

Total	$183	$(144)	$—	$—	$39
Liabilities:

Bank of America	$43	$(3)	$—	$—	$40
BNP Paribas	16	(16)	—	—	—
Citibank	21	(21)	—	—	—
Goldman Sachs	157	(7)	—	—	150
HSBC Bank	— †	—	—	—	— †
JPMorgan Chase	27	(27)	—	—	—
Morgan Stanley	106	(68)	—	—	38
Standard Chartered Bank	1	(1)	—	—	—
UBS AG	72	(1)	—	—	71

Total	$443	$(144)	$—	$—	$299

The Bond Fund of America

			Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
		subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Citibank	$83	$—	$—	$—	$83
JPMorgan Chase	902	—	—	(902)	—
UBS AG	86	—	—	—	86

Total	$1,071	$—	$—	$(902)	$169
Liabilities:

BNP Paribas	$11	$—	$—	$—	$11
HSBC Bank	4	—	—	—	5
Morgan Stanley	57	—	—	—	56
Standard Chartered Bank	53	—	—	—	53

Total	$125	$—	$—	$—	$125

Refer to the end of the tables for footnotes.

American Funds Insurance Series 300

Capital World Bond Fund

			Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
		subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Bank of America	$9	$(9)	$—	$—	$—
Bank of New York Mellon	2	(2)	—	—	—
Barclays Bank PLC	14	—	—	—	14
BNP Paribas	164	(164)	—	—	—
Citibank	604	(533)	—	(70)	1
Goldman Sachs	16	(16)	—	—	—
HSBC Bank	36	(36)	—	—	—
JPMorgan Chase	719	(719)	—	—	—
Morgan Stanley	250	(250)	—	—	—
Standard Chartered Bank	55	(26)	—	—	29
UBS AG	20	(20)	—	—	—

Total	$1,889	$(1,775)	$—	$(70)	$44
Liabilities:

Bank of America	$447	$(9)	$(341)	$—	$97
Bank of New York Mellon	28	(2)	—	—	26
BNP Paribas	189	(164)	(25)	—	—
Citibank	533	(534)	—	—	—
Goldman Sachs	1,306	(16)	(1,055)	—	235
HSBC Bank	150	(36)	—	—	114
JPMorgan Chase	797	(719)	(78)	—	—
Morgan Stanley	1,350	(250)	(1,100)	—	—
Standard Chartered Bank	26	(26)	—	—	—
UBS AG	273	(20)	(253)	—	—

Total	$5,099	$(1,775)	$(2,852)	$—	$472

*Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2024, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2024, some of the funds recognized reclaims (net of

301American Funds Insurance Series

fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):

Fund	Reclaims	Fees	Interest

Global Growth Fund	$2,478	$26	$935
Growth Fund	1,938	2	147
New World Fund	717	3	88
Washington Mutual Investors Fund	31	1	2
Growth-Income Fund	119	12	2
International Growth and Income Fund	10	2	1

The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

		Global				Washington
	Global	Small			New	Mutual
	Growth	Capitalization	Growth	International	World	Investors
	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2023:
Undistributed ordinary income	$ 49,194	$ 64,690	$95,057	$ 16,271	$ 12,831	$ 41,555
Undistributed long-term capital gains	226,821	72,052	977,737	—	15,882	87,738
Capital loss carryforward*	—	—	—	(540,672)	—	—
As of June 30, 2024:
Gross unrealized appreciation on
investments	3,334,213	836,174	23,803,423	2,265,460	1,168,125	3,587,265
Gross unrealized depreciation on
investments	(275,098)	(198,083)	(760,476)	(241,398)	(152,011)	(126,063)
Net unrealized appreciation
(depreciation) on investments	3,059,115	638,091	23,042,947	2,024,062	1,016,114	3,461,202
Cost of investments	5,202,821	2,450,743	20,870,976	5,250,822	2,525,810	7,393,946

Refer to the end of the tables for footnote.

American Funds Insurance Series 302

						American
			International			Funds
	Capital World	Growth-	Growth	Capital	Asset	Global
	Growth and	Income	and Income	Income	Allocation	Balanced
	Income Fund	Fund	Fund	Builder	Fund	Fund

As of December 31, 2023:
Undistributed ordinary income	$7,472	$158,609	$1,604	$16,757	$128,322	$1,794
Undistributed long-term capital gains	—	1,734,565	—	—	1,147,945	—
Capital loss carryforward*	(69,742)	—	(23,775)	(25,818)	—	(3,502)
Capital loss carryforward utilized	2,434	—	53	2,422	—	—
As of June 30, 2024:
Gross unrealized appreciation on
investments	716,001	15,734,256	78,492	252,541	8,105,020	67,750
Gross unrealized depreciation on
investments	(67,700)	(412,968)	(22,273)	(40,938)	(821,861)	(16,781)
Net unrealized appreciation
(depreciation) on investments	648,301	15,321,288	56,219	211,603	7,283,159	50,969
Cost of investments	1,264,169	24,784,066	272,854	1,145,971	20,684,961	359,798
		Capital		American		U.S.
	The Bond	World	American	Funds	Ultra-Short	Government
	Fund of	Bond	High-Income	Mortgage	Bond	Securities
	America	Fund	Trust	Fund	Fund	Fund

As of December 31, 2023:
Undistributed ordinary income	$75,445	$2,620	$9,868	$855	$3,298	$11,745
Capital loss carryforward*	(1,359,397)	(186,363)	(331,897)	(11,994)	(1)	(254,504)
As of June 30, 2024:
Gross unrealized appreciation on
investments	29,945	8,677	44,282	(166)	—	—
Gross unrealized depreciation on
investments	(373,101)	(114,867)	(48,276)	(1,784)	(150)	—
Net unrealized appreciation
(depreciation) on investments	(343,156)	(106,190)	(3,994)	(1,950)	(150)	—
Cost of investments	12,898,585	1,786,407	885,320	149,041	347,924	—
			Managed
			Risk	Managed	Managed
	Managed	Managed	Washington	Risk	Risk
	Risk	Risk	Mutual	Growth-	Asset
	Growth	International	Investors	Income	Allocation
	Fund	Fund	Fund	Fund	Fund

As of December 31, 2023:
Undistributed ordinary income	$2,419	$1,560	$5,147	$30,091	$36,425
Undistributed long-term capital gains	—	—	—	28,787	28,917
Capital loss carryforward*	(12,281)	(13,949)	(17,511)	—	—
As of June 30, 2024:
Gross unrealized appreciation on
investments	122,554	18,260	52,506	322,868	99,562
Gross unrealized depreciation on
investments	(102,050)	(23,350)	(28,475)	(84,269)	(31,883)
Net unrealized appreciation
(depreciation) on investments	20,504	(5,090)	24,031	238,599	67,679
Cost of investments	499,216	128,016	305,059	1,993,010	2,025,662

*Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

303American Funds Insurance Series

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2024			Year ended December 31, 2023

			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid

Class 1	$22,379	$ 99,126	$121,505	$36,245	$238,315	$274,560
Class 1A	115	536	651	148	1,195	1,343
Class 2	21,905	103,301	125,206	30,048	259,863	289,911
Class 4	4,815	23,878	28,693	4,681	49,927	54,608

Total	$49,214	$226,841	$276,055	$71,122	$549,300	$620,422

Global Small Capitalization Fund

	Six months ended June 30, 2024

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$19,885	$21,820	$41,705
Class 1A	107	119	226
Class 2	38,505	43,051	81,556
Class 4	6,213	7,070	13,283

Total	$64,710	$72,060	$136,770

Growth Fund

	Six months ended June 30, 2024

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$46,569	$433,019	$479,588
Class 1A	672	7,268	7,940
Class 2	39,506	433,759	473,265
Class 3	548	5,725	6,273
Class 4	7,808	97,988	105,796

Total	$95,103	$977,759	$1,072,862

International Fund

	Six months ended June 30, 2024

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$8,264	$—	$8,264
Class 1A	26	—	26
Class 2	7,183	—	7,183
Class 3	36	—	36
Class 4	781	—	781

Total	$16,290	$—	$16,290

Year ended December 31, 2023

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$4,595	$11,794	$16,389
12	59	71
4,713	23,554	28,267
76	3,623	3,699

$9,396	$39,030	$48,426

Year ended December 31, 2023

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$ 93,186	$ 861,352	$ 954,538
926	13,243	14,169
58,531	924,799	983,330
883	11,837	12,720
5,132	167,524	172,656

$158,658	$1,978,755	$2,137,413

Year ended December 31, 2023

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$50,154	$—	$50,154
150	—	150
42,608	—	42,608
219	—	219
4,367	—	4,367

$97,498	$—	$97,498

American Funds Insurance Series 304

New World Fund

	Six months ended June 30, 2024

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$ 7,141	$ 8,227	$15,368
Class 1A	38	49	87
Class 2	3,001	3,828	6,829
Class 4	2,660	3,785	6,445

Total	$12,840	$15,889	$28,729

Washington Mutual Investors Fund

	Six months ended June 30, 2024

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$25,177	$50,394	$75,571
Class 1A	92	202	294
Class 2	11,104	24,567	35,671
Class 4	5,236	12,608	17,844

Total	$41,609	$87,771	$129,380

Capital World Growth and Income Fund

	Six months ended June 30, 2024

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$2,490	$—	$2,490
Class 1A	32	—	32
Class 2	4,048	—	4,048
Class 4	910	—	910

Total	$7,480	$—	$7,480

Growth-Income Fund

	Six months ended June 30, 2024

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$97,641	$1,023,186	$1,120,827
Class 1A	148	1,702	1,850
Class 2	51,870	597,677	649,547
Class 3	580	6,513	7,093
Class 4	8,444	105,495	113,939

Total	$158,683	$1,734,573	$1,893,256

International Growth and Income Fund

	Six months ended June 30, 2024

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$84	$—	$84
Class 1A	30	—	30
Class 2	793	—	793
Class 4	699	—	699

Total	$1,606	$—	$1,606

Year ended December 31, 2023

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$28,772	$—	$28,772
146	—	146
11,303	—	11,303
9,222	—	9,222

$49,443	$—	$49,443

Year ended December 31, 2023

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$118,356	$52,370	$170,726
338	194	532
51,574	26,108	77,682
20,772	11,035	31,807

$191,040	$89,707	$280,747

Year ended December 31, 2023

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$11,646	$—	$11,646
125	—	125
18,495	—	18,495
3,732	—	3,732

$33,998	$—	$33,998

Year ended December 31, 2023

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$327,645	$1,077,919	$1,405,564
440	1,649	2,089
164,035	642,837	806,872
1,848	6,857	8,705
22,003	96,356	118,359

$515,971	$1,825,618	$2,341,589

Year ended December 31, 2023

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$ 394	$—	$ 394
151	—	151
3,949	—	3,949
3,139	—	3,139

$7,633	$—	$7,633

305American Funds Insurance Series

Capital Income Builder

	Six months ended June 30, 2024

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$ 8,883	$—	$8,883
Class 1A	127	—	127
Class 2	182	—	182
Class 4	6,154	—	6,154

Total	$15,346	$—	$15,346

Asset Allocation Fund

	Six months ended June 30, 2024

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$79,659	$ 678,739	$758,398
Class 1A	154	1,422	1,576
Class 2	20,306	187,595	207,901
Class 3	147	1,326	1,473
Class 4	28,102	278,890	306,992

Total	$128,368	$1,147,972	$1,276,340

American Funds Global Balanced Fund

	Six months ended June 30, 2024

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$ 485	$—	$485
Class 1A	13	—	13
Class 2	721	—	721
Class 4	577	—	577

Total	$1,796	$—	$1,796

The Bond Fund of America

	Six months ended June 30, 2024

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$48,870	$—	$48,870
Class 1A	1,353	—	1,353
Class 2	18,656	—	18,656
Class 4	6,606	—	6,606

Total	$75,485	$—	$75,485

Capital World Bond Fund

	Six months ended June 30, 2024

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$1,933	$—	$1,933
Class 1A	122	—	122
Class 2	573	—	573
Class 4	—	—	—

Total	$2,628	$—	$2,628

Year ended December 31, 2023

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$19,561	$—	$19,561
290	—	290
410	—	410
14,650	—	14,650

$34,911	$—	$34,911

Year ended December 31, 2023

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$364,001	$578,217	$ 942,218
663	1,038	1,701
91,196	163,182	254,378
644	1,097	1,741
111,055	215,145	326,200

$567,559	$958,679	$1,526,238

Year ended December 31, 2023

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$1,780	$11,386	$13,166
43	310	353
2,558	18,886	21,444
1,750	14,227	15,977

$6,131	$44,809	$50,940

Year ended December 31, 2023

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$246,119	$—	$246,119
8,577	—	8,577
97,823	—	97,823
30,097	—	30,097

$382,616	$—	$382,616

Year ended December 31, 2023

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$—	$—	$—
—	—	—
—	—	—
—	—	—

$—	$—	$—

American Funds Insurance Series 306

American High-Income Trust

	Six months ended June 30, 2024

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$2,576	$—	$2,576
Class 1A	33	—	33
Class 2	5,989	—	5,989
Class 3	88	—	88
Class 4	1,188	—	1,188

Total	$9,874	$—	$9,874

American Funds Mortgage Fund

	Six months ended June 30, 2024

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$136	$—	$136
Class 1A	18	—	18
Class 2	341	—	341
Class 4	360	—	360

Total	$855	$—	$855

Ultra-Short Bond Fund

	Six months ended June 30, 2024

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$368	$—	$368
Class 1A	1	—	1
Class 2	2,445	—	2,445
Class 3	36	—	36
Class 4	449	—	449

Total	$3,299	$—	$3,299

U.S. Government Securities Fund

	Six months ended June 30, 2024

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$1,833	$—	$1,833
Class 1A	1,537	—	1,537
Class 2	7,184	—	7,184
Class 3	34	—	34
Class 4	1,165	—	1,165

Total	$11,753	$—	$11,753

Managed Risk Growth Fund

	Six months ended June 30, 2024

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$93	$—	$93
Class P2	2,326	—	2,326

Total	$2,419	$—	$2,419

Year ended December 31, 2023

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$15,308	$—	$15,308
171	—	171
36,274	—	36,274
556	—	556
5,957	—	5,957

$58,266	$—	$58,266

Year ended December 31, 2023

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$ 656	$—	$656
71	—	71
1,633	—	1,633
1,600	—	1,600

$3,960	$—	$3,960

Year ended December 31, 2023

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$ 1,981	$—	$ 1,981
5	—	5
12,823	—	12,823
198	—	198
2,524	—	2,524

$17,531	$—	$17,531

Year ended December 31, 2023

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$ 9,817	$—	$ 9,817
171	—	171
39,205	—	39,205
219	—	219
6,275	—	6,275

$55,687	$—	$55,687

Year ended December 31, 2023

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$ 129	$ 2,315	$2,444
5,596	103,643	109,239

$5,725	$105,958	$111,683

307American Funds Insurance Series

Managed Risk International Fund

	Six months ended June 30, 2024

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$29	$—	$29
Class P2	1,532	—	1,532

Total	$1,561	$—	$1,561

Managed Risk Washington Mutual Investors Fund

	Six months ended June 30, 2024

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$43	$—	$43
Class P2	5,105	—	5,105

Total	$5,148	$—	$5,148

Managed Risk Growth-Income Fund

	Six months ended June 30, 2024

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$26,378	$25,142	$51,520
Class P2	3,727	3,660	7,387

Total	$30,105	$28,802	$58,907

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2024

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$179	$138	$317
Class P2	36,259	28,786	65,045

Total	$36,438	$28,924	$65,362

7. Fees and transactions

Year ended December 31, 2023

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$29	$127	$156
1,939	8,757	10,696

$1,968	$8,884	$10,852

Year ended December 31, 2023

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$58	$363	$421
5,936	41,630	47,566

$5,994	$41,993	$47,987

Year ended December 31, 2023

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$30,230	$230,056	$260,286
3,723	33,365	37,088

$33,953	$263,421	$297,374

Year ended December 31, 2023

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$164	$851	$1,015
38,569	247,531	286,100

$38,733	$248,382	$287,115

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the six months ended June 30, 2024, total investment advisory services fees waived by CRMC were $26,277,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

American Funds Insurance Series 308

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:

					For the	For the
			Net asset level		six months	six months
					ended	ended
	Rates		(in billions)
					June 30,	June 30,

	Beginning	Ending	In excess		2024,	2024,
Fund	with	with	Up to	of	before waiver	after waiver

Global Growth Fund	.475%	.435%	$15.0	$15.0	.475%	.365%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.647	.620
Growth Fund	.500	.275	.6	44.0	.307	.307
International Fund	.478	.430	15.0	21.0	.478	.478
New World Fund	.577	.510	15.0	15.0	.577	.507
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.374	.215
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.475	.368
Growth-Income Fund	.500	.217	.6	44.0	.251	.251
International Growth and Income Fund	.478	.450	15.0	15.0	.491	.491
Capital Income Builder	.357	.330	15.0	15.0	.357	.220
Asset Allocation Fund	.500	.236	.6	34.0	.265	.265
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.446	.436
The Bond Fund of America	.352	.320	15.0	15.0	.352	.215
Capital World Bond Fund	.431	.360	15.0	15.0	.431	.431
American High-Income Trust	.404	.386	15.0	15.0	.404	.271
American Funds Mortgage Fund	.295	.280	15.0	15.0	.295	.228
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.257	.257
U.S. Government Securities Fund	.295	.280	15.0	15.0	.295	.232
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Washington Mutual Investors Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits

Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

309American Funds Insurance Series

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communica- tions and transaction processing. Under this agreement, the managed risk funds also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administra- tive services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administra- tive services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon“) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund				Global Small Capitalization Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 530	Class 1	Not applicable	Not applicable	$146
Class 1A	$—	$ 24	3	Class 1A	$—	$ 6	1
Class 2	4,550	Not applicable	546	Class 2	2,262	Not applicable	272
Class 4	999	999	120	Class 4	367	367	44

Total class-specific				Total class-specific
expenses	$5,549	$1,023	$1,199	expenses	$2,629	$373	$463

Growth Fund				International Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$2,776	Class 1	Not applicable	Not applicable	$ 504
Class 1A	$—	$ 376	45	Class 1A	$—	$ 16	2
Class 2	23,299	Not applicable	2,796	Class 2	4,282	Not applicable	514
Class 3	225	Not applicable	37	Class 3	15	Not applicable	2
Class 4	4,873	4,873	585	Class 4	538	538	65
Total class-specific				Total class-specific

expenses	$28,397	$5,249	$6,239	expenses	$4,835	$554	$1,087

American Funds Insurance Series 310

New World Fund				Washington Mutual Investors Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$269	Class 1	Not applicable	Not applicable	$ 922
Class 1A	$—	$ 13	1	Class 1A	$—	$ 30	4
Class 2	1,023	Not applicable	123	Class 2	3,680	Not applicable	442
Class 4	998	999	120	Class 4	1,796	1,797	215
Total class-specific				Total class-specific

expenses	$2,021	$1,012	$513	expenses	$5,476	$1,827	$1,583

Capital World Growth and Income Fund				Growth-Income Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 88	Class 1	Not applicable	Not applicable	$3,466
Class 1A	$—	$ 10	1	Class 1A	$—	$ 47	6
Class 2	1,310	Not applicable	157	Class 2	16,629	Not applicable	1,995
Class 4	305	306	37	Class 3	132	Not applicable	22
Total class-specific				Class 4	2,785	2,785	334

expenses	$1,615	$316	$283	Total class-specific
				expenses	$19,546	$2,832	$5,823

International Growth and Income Fund				Capital Income Builder
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 2	Class 1	Not applicable	Not applicable	$101
Class 1A	$—	$ 8	1	Class 1A	$—	$ 13	2
Class 2	204	Not applicable	25	Class 2	19	Not applicable	2
Class 4	184	184	22	Class 4	717	717	86
Total class-specific				Total class-specific

expenses	$388	$192	$50	expenses	$736	$730	$191

Asset Allocation Fund				American Funds Global Balanced Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$2,358	Class 1	Not applicable	Not applicable	$15
Class 1A	$—	$ 40	5	Class 1A	$ —	$ 4	—*
Class 2	5,361	Not applicable	643	Class 2	197	Not applicable	24
Class 3	28	Not applicable	4	Class 4	163	163	19
Class 4	7,573	7,573	909	Total class-specific

Total class-specific				expenses	$360	$167	$58
expenses	$12,962	$7,613	$3,919

Refer to the end of the tables for footnote.

311American Funds Insurance Series

The Bond Fund of America				Capital World Bond Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$1,037	Class 1	Not applicable	Not applicable	$ 96
Class 1A	$—	$ 305	37	Class 1A	$—	$15	2
Class 2	3,508	Not applicable	421	Class 2	990	Not applicable	119
Class 4	1,239	1,239	149	Class 4	69	69	8
Total class-specific				Total class-specific

expenses	$4,747	$1,544	$1,644	expenses	$1,059	$84	$225

American High-Income Trust				American Funds Mortgage Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 34	Class 1	Not applicable	Not applicable	$ 3
Class 1A	$—	$ 4	—*	Class 1A	$—	$ 3	—*
Class 2	661	Not applicable	79	Class 2	53	Not applicable	6
Class 3	7	Not applicable	1	Class 4	57	57	7
Class 4	145	145	18	Total class-specific

Total class-specific				expenses	$110	$60	$16
expenses	$813	$149	$132

Ultra-Short Bond Fund				U.S. Government Securities Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 6	Class 1	Not applicable	Not applicable	$ 38
Class 1A	$—	$ —*	—*	Class 1A	$—	$ 83	10
Class 2	331	Not applicable	40	Class 2	1,314	Not applicable	158
Class 3	4	Not applicable	—*	Class 3	5	Not applicable	1
Class 4	64	65	8	Class 4	226	225	27
Total class-specific				Total class-specific

expenses	$399	$65	$54	expenses	$1,545	$308	$234

Managed Risk Growth Fund			Managed Risk International Fund
		Insurance			Insurance
	Distribution	administrative		Distribution	administrative
Share class	services	services	Share class	services	services

Class P1	Not applicable	$ 16	Class P1	Not applicable	$2
Class P2	$625	625	Class P2	$153	153
Total class-specific			Total class-specific

expenses	$625	$641	expenses	$153	$155

Refer to the end of the tables for footnote.

American Funds Insurance Series 312

Managed Risk Washington

Mutual Investors Fund

		Insurance
	Distribution	administrative
Share class	services	services

Class P1	Not applicable	$4
Class P2	$403	403
Total class-specific

expenses	$403	$407

Managed Risk Asset Allocation Fund

		Insurance
	Distribution	administrative
Share class	services	services

Class P1	Not applicable	$13
Class P2	$2,596	2,596
Total class-specific

expenses	$2,596	$2,609

*Amount less than one thousand.

Managed Risk Growth-Income Fund

		Insurance
	Distribution	administrative
Share class	services	services

Class P1	Not applicable	$2,421
Class P2	$349	349
Total class-specific

expenses	$349	$2,770

Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for Managed Risk International Fund and Managed Risk Washington Mutual Investors Fund. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2024, total fees and expenses reimbursed by CRMC were $14,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

		Increase in value of	Total trustees’
Fund	Current fees	deferred amounts	compensation

Global Growth Fund	$10	$14	$ 24
Global Small Capitalization Fund	4	5	9
Growth Fund	51	71	122
International Fund	9	12	21
New World Fund	4	6	10
Washington Mutual Investors Fund	13	18	31
Capital World Growth and Income Fund	2	3	5
Growth-Income Fund	48	67	115
International Growth and Income Fund	—*	1	1
Capital Income Builder	2	2	4
Asset Allocation Fund	33	45	78
American Funds Global Balanced Fund	—*	1	1
The Bond Fund of America	14	19	33
Capital World Bond Fund	2	3	5
American High-Income Trust	1	1	2
American Funds Mortgage Fund	—*	—*	—*
Ultra-Short Bond Fund	—*	1	1
U.S. Government Securities Fund	2	3	5
Managed Risk Growth Fund	—*	1	1
Managed Risk International Fund	—*	—*	—*
Managed Risk Washington Mutual Investors Fund	1	—*	1
Managed Risk Growth-Income Fund	4	3	7
Managed Risk Asset Allocation Fund	3	3	6

*Amount less than one thousand.

313American Funds Insurance Series

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of June 30, 2024 (dollars in thousands):

			Net
			realized
Fund	Purchases	Sales	gain (loss)

Global Growth Fund	$185,363	$162,530	$100,137
Global Small Capitalization Fund	9,779	10,261	4,487
Growth Fund	276,084	113,332	33,608
International Fund	47,479	45,425	(9,681)
New World Fund	28,659	33,191	1,490
Washington Mutual Investors Fund	62,337	51,105	11,435
Capital World Growth and Income Fund	12,242	11,753	2,067
Growth-Income Fund	429,956	444,772	175,461
International Growth and Income Fund	2,925	1,842	(528)
Capital Income Builder	10,716	3,820	427
Asset Allocation Fund	149,337	34,973	8,303
American Funds Global Balanced Fund	2,168	4,003	1,180
American High-Income Trust	220	220	—

8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2024.

American Funds Insurance Series 314

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):

Global Growth Fund

				Reinvestments of			Net increase
	Sales*			distributions		Repurchases*	(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$58,023	1,586	$121,506	3,310	$(311,481)	(8,480)	$(131,952)	(3,584)
Class 1A	990	27	650	18	(1,496)	(41)	144	4
Class 2	40,356	1,127	125,206	3,463	(325,272)	(9,039)	(159,710)	(4,449)
Class 4	70,829	1,986	28,693	803	(39,460)	(1,106)	60,062	1,683

Total net increase (decrease)	$170,198	4,726	$276,055	7,594	$(677,709)	(18,666)	$(231,456)	(6,346)
Year ended December 31, 2023

Class 1	$192,718	6,033	$274,560	8,748	$(540,248)	(16,855)	$(72,970)	(2,074)
Class 1A	2,158	68	1,343	43	(2,107)	(66)	1,394	45
Class 2	39,498	1,245	289,912	9,380	(438,910)	(13,838)	(109,500)	(3,213)
Class 4	95,674	3,056	54,608	1,787	(77,844)	(2,499)	72,438	2,344

Total net increase (decrease)	$330,048	10,402	$620,423	19,958	$(1,059,109)	(33,258)	$(108,638)	(2,898)
Global Small Capitalization Fund

				Reinvestments of			Net increase
	Sales*			distributions		Repurchases*	(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$33,400	1,823	$41,576	2,342	$(73,779)	(3,995)	$1,197	170
Class 1A	247	14	226	13	(260)	(14)	213	13
Class 2	39,656	2,261	81,556	4,892	(138,161)	(7,948)	(16,949)	(795)
Class 4	16,529	955	13,283	799	(21,271)	(1,225)	8,541	529

Total net increase (decrease)	$89,832	5,053	$136,641	8,046	$(233,471)	(13,182)	$(6,998)	(83)
Year ended December 31, 2023

Class 1	$91,477	5,345	$16,333	935	$(152,565)	(8,792)	$(44,755)	(2,512)
Class 1A	781	46	71	4	(530)	(31)	322	19
Class 2	39,394	2,481	28,267	1,715	(197,235)	(11,995)	(129,574)	(7,799)
Class 4	34,683	2,137	3,699	225	(36,779)	(2,285)	1,603	77

Total net increase (decrease)	$166,335	10,009	$48,370	2,879	$(387,109)	(23,103)	$(172,404)	(10,215)

Refer to the end of the tables for footnotes.

315American Funds Insurance Series
Growth Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$655,575	5,971	$479,015	4,433	$(1,195,371)	(11,103)	$ (60,781)	(699)
Class 1A	21,734	201	7,940	74	(16,090)	(156)	13,584	119
Class 2	176,918	1,667	473,265	4,440	(1,542,724)	(14,509)	(892,541)	(8,402)
Class 3	954	9	6,273	57	(15,223)	(138)	(7,996)	(72)
Class 4	410,452	3,941	105,797	1,020	(168,884)	(1,630)	347,365	3,331

Total net increase (decrease)	$1,265,633	11,789	$1,072,290	10,024	$(2,938,292)	(27,536)	$(600,369)	(5,723)
Year ended December 31, 2023

Class 1	$1,126,344	13,031	$952,995	11,055	$(2,473,911)	(28,345)	$(394,572)	(4,259)
Class 1A	39,167	473	14,169	166	(24,617)	(280)	28,719	359
Class 2	378,332	4,358	983,331	11,587	(2,226,251)	(25,522)	(864,588)	(9,577)
Class 3	2,841	32	12,720	146	(23,828)	(268)	(8,267)	(90)
Class 4	479,958	5,642	172,656	2,092	(306,686)	(3,644)	345,928	4,090

Total net increase (decrease)	$2,026,642	23,536	$2,135,871	25,046	$(5,055,293)	(58,059)	$(892,780)	(9,477)
International Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$35,441	1,941	$8,265	441	$(284,297)	(15,512)	$(240,591)	(13,130)
Class 1A	883	50	26	1	(1,342)	(74)	(433)	(23)
Class 2	182,063	10,178	7,183	385	(367,567)	(20,317)	(178,321)	(9,754)
Class 3	—	—	36	2	(1,417)	(77)	(1,381)	(75)
Class 4	25,219	1,407	781	43	(26,107)	(1,458)	(107)	(8)

Total net increase (decrease)	$243,606	13,576	$16,291	872	$(680,730)	(37,438)	$(420,833)	(22,990)
Year ended December 31, 2023

Class 1	$116,405	7,036	$50,154	3,024	$(410,379)	(24,700)	$(243,820)	(14,640)
Class 1A	1,488	90	150	9	(1,420)	(86)	218	13
Class 2	132,534	7,999	42,608	2,582	(397,669)	(24,084)	(222,527)	(13,503)
Class 3	199	12	219	13	(1,551)	(92)	(1,133)	(67)
Class 4	41,507	2,540	4,367	269	(55,374)	(3,413)	(9,500)	(604)

Total net increase (decrease)	$292,133	17,677	$97,498	5,897	$(866,393)	(52,375)	$(476,762)	(28,801)

Refer to the end of the tables for footnotes.

American Funds Insurance Series 316

New World Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$167,382	6,188	$15,367	576	$(149,225)	(5,629)	$33,524	1,135
Class 1A	300	12	87	3	(768)	(29)	(381)	(14)
Class 2	59,646	2,310	6,829	259	(89,918)	(3,452)	(23,443)	(883)
Class 4	35,488	1,373	6,446	247	(60,498)	(2,337)	(18,564)	(717)

Total net increase (decrease)	$262,816	9,883	$28,729	1,085	$(300,409)	(11,447)	$(8,864)	(479)
Year ended December 31, 2023

Class 1	$86,114	3,585	$28,772	1,188	$(174,819)	(7,226)	$(59,933)	(2,453)
Class 1A	1,115	47	146	6	(1,025)	(43)	236	10
Class 2	59,693	2,497	11,303	473	(136,698)	(5,745)	(65,702)	(2,775)
Class 4	71,676	3,024	9,222	389	(93,668)	(3,971)	(12,770)	(558)

Total net increase (decrease)	$218,598	9,153	$49,443	2,056	$(406,210)	(16,985)	$(138,169)	(5,776)

Washington Mutual Investors Fund
				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$41,139	2,672	$75,293	4,855	$(447,475)	(29,070)	$(331,043)	(21,543)
Class 1A	2,258	146	293	19	(1,605)	(107)	946	58
Class 2	22,273	1,482	35,671	2,347	(233,377)	(15,531)	(175,433)	(11,702)
Class 4	105,101	7,046	17,844	1,188	(50,841)	(3,435)	72,104	4,799

Total net increase (decrease)	$170,771	11,346	$129,101	8,409	$(733,298)	(48,143)	$(433,426)	(28,388)

Year ended December 31, 2023
Class 1	$277,677	21,465	$170,023	12,648	$(697,429)	(52,419)	$(249,729)	(18,306)
Class 1A	9,396	729	532	40	(54,463)	(4,239)	(44,535)	(3,470)
Class 2	33,904	2,614	77,682	5,899	(358,013)	(27,290)	(246,427)	(18,777)
Class 4	156,923	12,161	31,807	2,442	(102,800)	(7,983)	85,930	6,620

Total net increase (decrease)	$477,900	36,969	$280,044	21,029	$(1,212,705)	(91,931)	$(454,761)	(33,933)

Capital World Growth and Income Fund
				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$14,937	1,023	$2,432	162	$(56,976)	(3,880)	$(39,607)	(2,695)
Class 1A	754	54	32	3	(317)	(22)	469	35
Class 2	5,731	393	4,049	271	(93,127)	(6,391)	(83,347)	(5,727)
Class 4	12,505	880	910	62	(15,528)	(1,093)	(2,113)	(151)

Total net increase (decrease)	$33,927	2,350	$7,423	498	$(165,948)	(11,386)	$(124,598)	(8,538)
Year ended December 31, 2023

Class 1	$65,556	5,277	$11,348	873	$(143,262)	(11,299)	$(66,358)	(5,149)
Class 1A	755	60	126	9	(615)	(50)	266	19
Class 2	13,750	1,078	18,495	1,427	(147,991)	(11,668)	(115,746)	(9,163)
Class 4	31,436	2,536	3,732	296	(24,318)	(1,970)	10,850	862

Total net increase (decrease)	$111,497	8,951	$33,701	2,605	$(316,186)	(24,987)	$(170,988)	(13,431)

Refer to the end of the tables for footnotes.

317American Funds Insurance Series

Growth-Income Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$135,226	2,132	$1,119,883	17,901	$(1,713,135)	(26,985)	$(458,026)	(6,952)
Class 1A	1,374	21	1,851	30	(2,255)	(36)	970	15
Class 2	55,518	891	649,546	10,570	(1,046,975)	(16,786)	(341,911)	(5,325)
Class 3	158	3	7,093	113	(9,594)	(152)	(2,343)	(36)
Class 4	143,054	2,332	113,940	1,888	(91,232)	(1,492)	165,762	2,728

Total net increase (decrease)	$335,330	5,379	$1,892,313	30,502	$(2,863,191)	(45,451)	$(635,548)	(9,570)
Year ended December 31, 2023

Class 1	$479,730	9,041	$1,404,035	26,362	$(2,739,803)	(50,914)	$(856,038)	(15,511)
Class 1A	4,149	77	2,090	40	(4,268)	(80)	1,971	37
Class 2	112,392	2,119	806,872	15,426	(1,545,914)	(29,027)	(626,650)	(11,482)
Class 3	280	5	8,705	163	(14,068)	(259)	(5,083)	(91)
Class 4	187,357	3,563	118,358	2,303	(175,879)	(3,369)	129,836	2,497

Total net increase (decrease)	$783,908	14,805	$2,340,060	44,294	$(4,479,932)	(83,649)	$(1,355,964)	(24,550)

International Growth and Income Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$1,145	109	$84	8	$(1,067)	(101)	$162	16
Class 1A	145	14	29	3	(764)	(77)	(590)	(60)
Class 2	1,862	183	793	75	(17,931)	(1,742)	(15,276)	(1,484)
Class 4	8,674	872	699	68	(9,207)	(917)	166	23

Total net increase (decrease)	$11,826	1,178	$1,605	154	$(28,969)	(2,837)	$(15,538)	(1,505)

Year ended December 31, 2023
Class 1	$3,526	363	$394	41	$(3,717)	(387)	$203	17
Class 1A	1,556	164	151	17	(992)	(105)	715	76
Class 2	3,978	424	3,950	423	(25,662)	(2,748)	(17,734)	(1,901)
Class 4	24,171	2,625	3,138	342	(21,164)	(2,297)	6,145	670

Total net increase (decrease)	$33,231	3,576	$7,633	823	$(51,535)	(5,537)	$(10,671)	(1,138)

Refer to the end of the tables for footnotes.

American Funds Insurance Series 318

Capital Income Builder

				Reinvestments of			Net increase
	Sales*			distributions		Repurchases*	(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$32,263	2,744	$ 8,883	747	$(30,017)	(2,538)	$11,129	953
Class 1A	353	30	127	11	(407)	(35)	73	6
Class 2	758	65	182	15	(556)	(47)	384	33
Class 4	28,293	2,403	6,154	519	(27,089)	(2,301)	7,358	621

Total net increase (decrease)	$61,667	5,242	$15,346	1,292	$(58,069)	(4,921)	$18,944	1,613
Year ended December 31, 2023

Class 1	$77,581	6,983	$19,561	1,773	$(60,168)	(5,393)	$36,974	3,363
Class 1A	524	47	290	26	(737)	(66)	77	7
Class 2	1,719	155	410	37	(1,019)	(92)	1,110	100
Class 4	50,560	4,553	14,650	1,330	(60,170)	(5,412)	5,040	471

Total net increase (decrease)	$130,384	11,738	$34,911	3,166	$(122,094)	(10,963)	$43,201	3,941
Asset Allocation Fund

				Reinvestments of			Net increase
	Sales*			distributions		Repurchases*	(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$76,518	3,092	$758,398	31,274	$(1,025,451)	(41,314)	$(190,535)	(6,948)
Class 1A	804	32	1,576	65	(2,356)	(97)	24	—†
Class 2	26,922	1,105	207,902	8,706	(320,327)	(13,108)	(85,503)	(3,297)
Class 3	526	21	1,473	61	(1,675)	(69)	324	13
Class 4	411,381	17,039	306,992	12,975	(312,917)	(12,896)	405,456	17,118

Total net increase (decrease)	$516,151	21,289	$1,276,341	53,081	$(1,662,726)	(67,484)	$ 129,766	6,886

Year ended December 31, 2023
Class 1	$315,966	14,009	$942,218	42,101	$(1,956,417)	(86,110)	$(698,233)	(30,000)
Class 1A	6,331	281	1,702	77	(4,607)	(204)	3,426	154
Class 2	42,695	1,904	254,377	11,536	(565,941)	(25,320)	(268,869)	(11,880)
Class 3	436	19	1,741	78	(2,528)	(111)	(351)	(14)
Class 4	217,843	9,818	326,200	14,919	(516,978)	(23,318)	27,065	1,419

Total net increase (decrease)	$583,271	26,031	$1,526,238	68,711	$(3,046,471)	(135,063)	$(936,962)	(40,321)

Refer to the end of the tables for footnotes.

319American Funds Insurance Series

American Funds Global Balanced Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$2,027	162	$485	38	$(5,427)	(430)	$ (2,915)	(230)
Class 1A	86	7	13	1	(227)	(17)	(128)	(9)
Class 2	1,622	130	721	57	(11,544)	(920)	(9,201)	(733)
Class 4	8,164	659	577	46	(7,408)	(598)	1,333	107

Total net increase (decrease)	$11,899	958	$1,796	142	$(24,606)	(1,965)	$(10,911)	(865)
Year ended December 31, 2023

Class 1	$24,292	2,019	$13,166	1,134	$(35,782)	(2,948)	$ 1,676	205
Class 1A	85	7	353	31	(220)	(18)	218	20
Class 2	4,268	348	21,444	1,856	(22,190)	(1,820)	3,522	384
Class 4	14,257	1,202	15,977	1,406	(12,127)	(1,019)	18,107	1,589

Total net increase (decrease)	$42,902	3,576	$50,940	4,427	$(70,319)	(5,805)	$ 23,523	2,198
The Bond Fund of America

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$595,645	63,533	$48,579	5,162	$(403,488)	(42,951)	$240,736	25,744
Class 1A	18,171	1,943	1,353	145	(64,102)	(6,883)	(44,578)	(4,795)
Class 2	66,146	7,142	18,656	2,013	(117,606)	(12,696)	(32,804)	(3,541)
Class 4	145,085	15,770	6,606	717	(42,689)	(4,635)	109,002	11,852

Total net increase (decrease)	$825,047	88,388	$75,194	8,037	$(627,885)	(67,165)	$272,356	29,260

Year ended December 31, 2023
Class 1	$988,201	104,121	$244,526	26,118	$(784,964)	(82,958)	$447,763	47,281
Class 1A	47,994	5,083	8,577	923	(22,212)	(2,334)	34,359	3,672
Class 2	129,127	13,768	97,823	10,606	(228,846)	(24,571)	(1,896)	(197)
Class 4	200,494	21,589	30,097	3,279	(66,304)	(7,144)	164,287	17,724

Total net increase (decrease)	$1,365,816	144,561	$381,023	40,926	$(1,102,326)	(117,007)	$644,513	68,480

Capital World Bond Fund
				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$27,413	2,783	$1,932	196	$(35,609)	(3,610)	$ (6,264)	(631)
Class 1A	36,344	3,728	122	12	(629)	(64)	35,837	3,676
Class 2	67,843	6,954	574	59	(66,333)	(6,796)	2,084	217
Class 4	5,705	596	—	—	(3,613)	(378)	2,092	218

Total net increase (decrease)	$137,305	14,061	$2,628	267	$(106,184)	(10,848)	$ 33,749	3,480

Year ended December 31, 2023
Class 1	$41,684	4,293	$—	—	$(80,001)	(8,267)	$(38,317)	(3,974)
Class 1A	206	21	—	—	(169)	(17)	37	4
Class 2	88,520	9,189	—	—	(82,729)	(8,647)	5,791	542
Class 4	7,131	757	—	—	(6,337)	(672)	794	85

Total net increase (decrease)	$137,541	14,260	$—	—	$(169,236)	(17,603)	$(31,695)	(3,343)

Refer to the end of the tables for footnotes.

American Funds Insurance Series 320

American High-Income Trust

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$5,678	623	$2,559	279	$(10,564)	(1,163)	$(2,327)	(261)
Class 1A	415	46	33	3	(228)	(25)	220	24
Class 2	7,238	816	5,988	670	(31,812)	(3,583)	(18,586)	(2,097)
Class 3	68	7	89	10	(666)	(73)	(509)	(56)
Class 4	44,496	4,502	1,188	119	(30,453)	(3,094)	15,231	1,527

Total net increase (decrease)	$57,895	5,994	$9,857	1,081	$(73,723)	(7,938)	$(5,971)	(863)

Year ended December 31, 2023
Class 1	$4,239	480	$15,199	1,751	$(30,729)	(3,495)	$(11,291)	(1,264)
Class 1A	1,264	146	171	20	(180)	(20)	1,255	146
Class 2	12,480	1,448	36,273	4,277	(61,378)	(7,129)	(12,625)	(1,404)
Class 3	178	20	556	64	(1,269)	(144)	(535)	(60)
Class 4	55,861	5,819	5,958	629	(35,851)	(3,767)	25,968	2,681

Total net increase (decrease)	$74,022	7,913	$58,157	6,741	$(129,407)	(14,555)	$2,772	99

American Funds Mortgage Fund
				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$115	12	$136	15	$(145)	(16)	$106	11
Class 1A	441	48	18	2	(80)	(8)	379	42
Class 2	1,859	203	341	37	(2,244)	(245)	(44)	(5)
Class 4	6,219	686	360	40	(2,298)	(254)	4,281	472

Total net increase (decrease)	$8,634	949	$855	94	$(4,767)	(523)	$4,722	520

Year ended December 31, 2023
Class 1	$15,434	1,633	$656	71	$(274)	(29)	$15,816	1,675
Class 1A	494	53	71	8	(343)	(37)	222	24
Class 2	1,572	168	1,634	178	(5,679)	(604)	(2,473)	(258)
Class 4	11,209	1,208	1,600	177	(7,433)	(812)	5,376	573

Total net increase (decrease)	$28,709	3,062	$3,961	434	$(13,729)	(1,482)	$18,941	2,014

Refer to the end of the tables for footnotes.

321American Funds Insurance Series

Ultra-Short Bond Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$9,814	854	$368	32	$(12,283)	(1,064)	$(2,101)	(178)
Class 1A	—	—	1	1	—	—	1	1
Class 2	28,923	2,603	2,445	220	(45,277)	(4,082)	(13,909)	(1,259)
Class 3	2	—†	36	3	(432)	(38)	(394)	(35)
Class 4	6,619	592	449	40	(13,658)	(1,226)	(6,590)	(594)

Total net increase (decrease)	$45,358	4,049	$3,299	296	$(71,650)	(6,410)	$(22,993)	(2,065)
Year ended December 31, 2023

Class 1	$15,301	1,322	$1,981	175	$(27,332)	(2,377)	$(10,050)	(880)
Class 1A	104	9	5	—†	—	—	109	9
Class 2	49,580	4,448	12,823	1,169	(87,341)	(7,830)	(24,938)	(2,213)
Class 3	319	28	198	17	(579)	(51)	(62)	(6)
Class 4	32,945	2,924	2,524	229	(60,576)	(5,393)	(25,107)	(2,240)

Total net increase (decrease)	$98,249	8,731	$17,531	1,590	$(175,828)	(15,651)	$(60,048)	(5,330)
U.S. Government Securities Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class 1	$30,407	3,120	$1,747	180	$(26,853)	(2,757)	$5,301	543
Class 1A	209,387	21,674	1,537	159	(2,087)	(215)	208,837	21,618
Class 2	58,108	6,044	7,184	748	(61,637)	(6,412)	3,655	380
Class 3	680	69	34	3	(1,355)	(138)	(641)	(66)
Class 4	24,266	2,530	1,165	122	(20,622)	(2,155)	4,809	497

Total net increase (decrease)	$322,848	33,437	$11,667	1,212	$(112,554)	(11,677)	$221,961	22,972

Year ended December 31, 2023
Class 1	$55,970	5,604	$9,373	959	$(47,478)	(4,765)	$17,865	1,798
Class 1A	1,646	166	171	18	(905)	(92)	912	92
Class 2	89,575	9,065	39,206	4,068	(104,906)	(10,680)	23,875	2,453
Class 3	185	19	219	22	(967)	(97)	(563)	(56)
Class 4	58,408	5,912	6,275	651	(70,259)	(7,138)	(5,576)	(575)

Total net increase (decrease)	$205,784	20,766	$55,244	5,718	$(224,515)	(22,772)	$36,513	3,712

Managed Risk Growth Fund
				Reinvestments of				Net increase
	Sales			distributions		Repurchases		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class P1	$440	38	$93	8	$ (1,460)	(127)	$(927)	(81)
Class P2	3,809	343	2,326	197	(52,432)	(4,584)	(46,297)	(4,044)

Total net increase (decrease)	$4,249	381	$2,419	205	$(53,892)	(4,711)	$(47,224)	(4,125)
Year ended December 31, 2023

Class P1	$ 2,318	221	$2,445	252	$ (1,380)	(131)	$3,383	342
Class P2	15,188	1,407	109,238	11,379	(64,373)	(6,069)	60,053	6,717

Total net increase (decrease)	$17,506	1,628	$111,683	11,631	$(65,753)	(6,200)	$ 63,436	7,059

Refer to the end of the tables for footnotes.

American Funds Insurance Series 322
Managed Risk International Fund

				Reinvestments of				Net increase
	Sales			distributions		Repurchases		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class P1	$24	3	$29	3	$(161)	(18)	$(108)	(12)
Class P2	880	104	1,532	174	(9,100)	(1,049)	(6,688)	(771)

Total net increase (decrease)	$904	107	$1,561	177	$(9,261)	(1,067)	$(6,796)	(783)
Year ended December 31, 2023

Class P1	$282	34	$156	19	$(230)	(27)	$208	26
Class P2	3,795	459	10,696	1,309	(13,108)	(1,539)	1,383	229

Total net increase (decrease)	$4,077	493	$10,852	1,328	$(13,338)	(1,566)	$ 1,591	255

Managed Risk Washington Mutual Investors Fund
				Reinvestments of				Net increase
	Sales			distributions		Repurchases		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class P1	$168	16	$43	4	$(345)	(32)	$(134)	(12)
Class P2	4,327	397	5,105	463	(27,413)	(2,515)	(17,981)	(1,655)

Total net increase (decrease)	$4,495	413	$5,148	467	$(27,758)	(2,547)	$(18,115)	(1,667)

Year ended December 31, 2023
Class P1	$158	15	$422	43	$(478)	(47)	$102	11
Class P2	12,514	1,194	47,565	4,928	(40,947)	(3,988)	19,132	2,134

Total net increase (decrease)	$12,672	1,209	$47,987	4,971	$(41,425)	(4,035)	$ 19,234	2,145

Managed Risk Growth-Income Fund
				Reinvestments of				Net increase
	Sales			distributions		Repurchases	(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class P1	$4,702	363	$51,520	3,857	$(164,599)	(12,385)	$(108,377)	(8,165)
Class P2	1,309	102	7,387	557	(26,043)	(1,978)	(17,347)	(1,319)

Total net increase (decrease)	$6,011	465	$58,907	4,414	$(190,642)	(14,363)	$(125,724)	(9,484)

Year ended December 31, 2023
Class P1	$30,902	2,476	$260,286	22,694	$(233,754)	(19,325)	$57,434	5,845
Class P2	7,934	662	37,088	3,259	(38,477)	(3,190)	6,545	731

Total net increase (decrease)	$38,836	3,138	$297,374	25,953	$(272,231)	(22,515)	$63,979	6,576

Refer to the end of the tables for footnotes.

323American Funds Insurance Series

Managed Risk Asset Allocation Fund

				Reinvestments of				Net increase
	Sales			distributions		Repurchases		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2024
Class P1	$472	38	$317	26	$(941)	(78)	$(152)	(14)
Class P2	11,099	933	65,045	5,425	(198,294)	(16,553)	(122,150)	(10,195)

Total net increase (decrease)	$11,571	971	$65,362	5,451	$(199,235)	(16,631)	$(122,302)	(10,209)
Year ended December 31, 2023

Class P1	$3,002	267	$1,016	92	$(1,021)	(88)	$2,997	271
Class P2	18,885	1,651	286,099	26,654	(309,678)	(27,225)	(4,694)	1,080

Total net increase (decrease)	$21,887	1,918	$287,115	26,746	$(310,699)	(27,313)	$(1,697)	1,351

*Includes exchanges between share classes of the fund.

†Amount less than one thousand.

11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2024 (dollars in thousands):

		Global				Washington
	Global	Small			New	Mutual
	Growth	Capitalization	Growth	International	World	Investors
	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$2,171,432	$603,099	$5,478,826	$1,185,376	$1,122,268	$1,917,097
Sales of investment securities*	2,616,615	710,448	7,461,210	1,648,919	1,188,340	2,472,766
Non-U.S. taxes paid on dividend income	3,274	3,233	4,735	6,702	3,443	1,195
Non-U.S. taxes paid on interest income	—	25	—	—	40	—
Non-U.S. taxes paid on realized gains	—	3,480	—	11,482	7,010	—
Non-U.S. taxes provided on unrealized
appreciation	5,454	19,474	—	31,391	18,548	—
	Capital					American
	World		International			Funds
	Growth	Growth-	Growth	Capital	Asset	Global
	and Income	Income	and Income	Income	Allocation	Balanced
	Fund	Fund	Fund	Builder	Fund	Fund

Purchases of investment securities*	$284,998	$13,366,582	$56,142	$729,369	$18,382,702	$299,957
Sales of investment securities*	401,668	15,329,297	77,715	694,236	17,874,428	292,946
Non-U.S. taxes paid on dividend income	1,012	4,101	555	1,177	3,741	226
Non-U.S. taxes paid on interest income	—	16	1	—	—	4
Non-U.S. taxes paid (refunded) on realized
gains	201	(581)	(6)	173	—	24
Non-U.S. taxes provided on unrealized
appreciation	764	—	126	406	—	145
				American		U.S.
	The Bond	Capital	American	Funds	Ultra-Short	Government
	Fund	World Bond	High-Income	Mortgage	Bond	Securities
	of America	Fund	Trust	Fund	Fund	Fund

Purchases of investment securities*	$23,571,772	$2,374,526	$204,820	$385,936	$—	$3,035,695
Sales of investment securities*	23,330,066	2,330,992	191,372	384,712	—	2,985,384
Non-U.S. taxes paid on interest income	25	62	—	—	—	—
Non-U.S. taxes paid on realized gains	—	1	—	—	—	—
Non-U.S. taxes provided on unrealized
appreciation	—	134	—	—	—	—

Refer to the end of the tables for footnote.

American Funds Insurance Series 324

Managed
			Risk	Managed	Managed
	Managed	Managed	Washington	Risk	Risk
	Risk	Risk	Mutual	Growth-	Asset
	Growth	International	Investors	Income	Allocation
	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$26,366	$ 3,218	$11,313	$152,928	$ 96,569
Sales of investment securities*	69,263	12,184	32,790	260,055	191,155

*Excludes short-term securities and U.S. government obligations, if any.

12. Ownership concentration

At June 30, 2024, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 18% and 16% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 19% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.

325American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			expenses to	expenses to	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

Global Growth Fund

Class 1:

6/30/20244,5	$33.92	$.28	$ 4.48	$ 4.76	$(.22)	$(1.07)	$(1.29)	$37.39	14.09%6	$3,634	.52%7	.41%7	1.56%7
12/31/2023	30.18	.36	6.30	6.66	(.37)	(2.55)	(2.92)	33.92	22.91	3,418.52		.41	1.13
12/31/2022	45.46	.34	(11.34)	(11.00)	(.31)	(3.97)	(4.28)	30.18	(24.54)	3,104.53		.46	1.01
12/31/2021	41.16	.25	6.48	6.73	(.26)	(2.17)	(2.43)	45.46	16.72	4,270.55		.54	.56
12/31/2020	32.57	.20	9.56	9.76	(.21)	(.96)	(1.17)	41.16	30.79	3,309.56		.56	.59
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515.56		.56	1.07

Class 1A:
6/30/20244,5	33.74	.24	4.45	4.69	(.21)	(1.07)	(1.28)	37.15	13.946	20.777		.667	1.327
12/31/2023	30.04	.28	6.26	6.54	(.29)	(2.55)	(2.84)	33.74	22.60	18.77		.66	.88
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22)	(3.97)	(4.19)	30.04	(24.73)	14.78		.71	.78
12/31/2021	41.02	.14	6.46	6.60	(.17)	(2.17)	(2.34)	45.28	16.45	18.80		.79	.33
12/31/2020	32.47	.12	9.52	9.64	(.13)	(.96)	(1.09)	41.02	30.49	12.81		.81	.34
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8.81		.81	.83

Class 2:
6/30/20244,5	33.44	.23	4.43	4.66	(.21)	(1.07)	(1.28)	36.82	13.986	3,714.777		.667	1.317
12/31/2023	29.79	.28	6.21	6.49	(.29)	(2.55)	(2.84)	33.44	22.60	3,522.77		.66	.88
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22)	(3.97)	(4.19)	29.79	(24.74)	3,234.78		.71	.76
12/31/2021	40.72	.13	6.41	6.54	(.15)	(2.17)	(2.32)	44.94	16.42	4,559.80		.80	.30
12/31/2020	32.24	.12	9.44	9.56	(.12)	(.96)	(1.08)	40.72	30.47	4,387.81		.81	.34
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895.81		.81	.83

Class 4:
6/30/20244,5	33.08	.19	4.36	4.55	(.19)	(1.07)	(1.26)	36.37	13.836	866	1.027	.917	1.087
12/31/2023	29.51	.20	6.14	6.34	(.22)	(2.55)	(2.77)	33.08	22.29	732	1.02	.91	.63
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14)	(3.97)	(4.11)	29.51	(24.92)	584	1.03	.96	.52
12/31/2021	40.45	.03	6.35	6.38	(.09)	(2.17)	(2.26)	44.57	16.14	744	1.05	1.04	.07
12/31/2020	32.05	.03	9.38	9.41	(.05)	(.96)	(1.01)	40.45	30.17	533	1.06	1.06	.09
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382	1.06	1.06	.57

Refer to the end of the tables for footnotes.

American Funds Insurance Series 326

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			expenses to	expenses to	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

Global Small Capitalization Fund

Class 1:

6/30/20244,5	$18.57	$ .09	$ .01	$ .10	$(.15)	$ (.65)	$ (.80)	$17.87	.59%6	$ 967	.70%7	.68%7	.99%7
12/31/2023	16.22	.11	2.53	2.64	(.08)	(.21)	(.29)	18.57	16.45	1,001.70		.65	.63
12/31/2022	34.17	.05	(9.50)	(9.45)	—	(8.50)	(8.50)	16.22	(29.37)	916.72		.69	.24
12/31/2021	32.64	(.02)	2.32	2.30	—	(.77)	(.77)	34.17	6.98	1,707.74		.74	(.07)
12/31/2020	26.80	(.01)	7.49	7.48	(.05)	(1.59)	(1.64)	32.64	30.04	2,391.75		.75	(.06)
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050.75		.75	.48

Class 1A:
6/30/20244,5	18.31	.07	—8.07		(.14)	(.65)	(.79)	17.59	.456	5.957		.937	.747
12/31/2023	16.00	.06	2.50	2.56	(.04)	(.21)	(.25)	18.31	16.15	5.95		.90	.38
12/31/2022	33.93	—8	(9.43)	(9.43)	—	(8.50)	(8.50)	16.00	(29.54)	4.97		.94	—9
12/31/2021	32.49	(.07)	2.28	2.21	—	(.77)	(.77)	33.93	6.73	5.99		.99	(.21)
12/31/2020	26.74	(.09)	7.48	7.39	(.05)	(1.59)	(1.64)	32.49	29.72	1.99		.99	(.33)
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1.99		.99	.22

Class 2:
6/30/20244,5	17.50	.06	.01	.07	(.14)	(.65)	(.79)	16.78	.476	1,788.957		.937	.747
12/31/2023	15.30	.06	2.39	2.45	(.04)	(.21)	(.25)	17.50	16.17	1,879.95		.90	.38
12/31/2022	32.94	—8	(9.14)	(9.14)	—	(8.50)	(8.50)	15.30	(29.55)	1,762.97		.94	—9
12/31/2021	31.56	(.10)	2.25	2.15	—	(.77)	(.77)	32.94	6.74	2,521.99		.99	(.30)
12/31/2020	26.02	(.08)	7.25	7.17	(.04)	(1.59)	(1.63)	31.56	29.72	2,653	1.00	1.00	(.31)
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363	1.00	1.00	.22

Class 4:
6/30/20244,5	17.46	.04	.02	.06	(.14)	(.65)	(.79)	16.73	.376	296	1.207	1.187	.497
12/31/2023	15.28	.02	2.37	2.39	—8	(.21)	(.21)	17.46	15.79	300	1.20	1.15	.13
12/31/2022	32.96	(.05)	(9.13)	(9.18)	—	(8.50)	(8.50)	15.28	(29.69)	261	1.22	1.19	(.25)
12/31/2021	31.67	(.18)	2.24	2.06	—	(.77)	(.77)	32.96	6.43	344	1.24	1.24	(.53)
12/31/2020	26.16	(.14)	7.27	7.13	(.03)	(1.59)	(1.62)	31.67	29.39	268	1.25	1.25	(.56)
12/31/2019	21.28	(.01)	6.47	6.46	—8	(1.58)	(1.58)	26.16	31.24	206	1.25	1.25	(.04)

Refer to the end of the tables for footnotes.

327American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset		Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,	Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	end of year	to average	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return (in millions)	net assets3	net assets

Growth Fund

Class 1:

6/30/20244,5	$ 99.44	$ .24	$ 15.78	$ 16.02	$(.22)	$ (2.59)	$ (2.81)	$112.65	16.23%6	$19,612	.34%7	.44%7
12/31/2023	76.29	.57	28.16	28.73	(.54)	(5.04)	(5.58)	99.44	38.81	17,382.35		.65
12/31/2022	127.58	.58	(37.03)	(36.45)	(.53)	(14.31)	(14.84)	76.29	(29.75)	13,660.35		.64
12/31/2021	120.22	.46	24.29	24.75	(.58)	(16.81)	(17.39)	127.58	22.30	19,783.34		.37
12/31/2020	81.22	.43	41.28	41.71	(.53)	(2.18)	(2.71)	120.22	52.45	15,644.35		.46
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11	10,841.35		1.09

Class 1A:
6/30/20244,5	98.46	.10	15.61	15.71	(.18)	(2.59)	(2.77)	111.40	16.076	330.597		.197
12/31/2023	75.61	.35	27.88	28.23	(.34)	(5.04)	(5.38)	98.46	38.47	280.60		.40
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38)	(14.31)	(14.69)	75.61	(29.93)	187.60		.45
12/31/2021	119.59	.16	24.11	24.27	(.35)	(16.81)	(17.16)	126.70	21.97	121.59		.13
12/31/2020	80.92	.20	41.05	41.25	(.40)	(2.18)	(2.58)	119.59	52.07	60.60		.21
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18.60		.85

Class 2:
6/30/20244,5	98.20	.10	15.57	15.67	(.18)	(2.59)	(2.77)	111.10	16.076	19,296.597		.197
12/31/2023	75.41	.35	27.80	28.15	(.32)	(5.04)	(5.36)	98.20	38.49	17,879.60		.40
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29)	(14.31)	(14.60)	75.41	(29.94)	14,452.60		.38
12/31/2021	119.18	.15	24.03	24.18	(.27)	(16.81)	(17.08)	126.28	21.97	21,986.59		.12
12/31/2020	80.57	.19	40.89	41.08	(.29)	(2.18)	(2.47)	119.18	52.10	20,594.60		.21
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885.60		.83

Class 3:
6/30/20244,5	100.54	.14	15.95	16.09	(.19)	(2.59)	(2.78)	113.85	16.126	259.527		.267
12/31/2023	77.09	.42	28.45	28.87	(.38)	(5.04)	(5.42)	100.54	38.56	236.53		.47
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35)	(14.31)	(14.66)	77.09	(29.89)	188.53		.45
12/31/2021	121.13	.24	24.47	24.71	(.35)	(16.81)	(17.16)	128.68	22.07	302.52		.19
12/31/2020	81.84	.26	41.56	41.82	(.35)	(2.18)	(2.53)	121.13	52.20	279.53		.28
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213.53		.90

Class 4:
6/30/20244,5	95.70	(.03)	15.16	15.13	(.15)	(2.59)	(2.74)	108.09	15.936	4,338.847		(.06)7
12/31/2023	73.64	.13	27.12	27.25	(.15)	(5.04)	(5.19)	95.70	38.13	3,522.85		.15
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09)	(14.31)	(14.40)	73.64	(30.11)	2,409.85		.14
12/31/2021	117.24	(.15)	23.59	23.44	(.08)	(16.81)	(16.89)	123.79	21.69	3,214.84		(.13)
12/31/2020	79.41	(.04)	40.24	40.20	(.19)	(2.18)	(2.37)	117.24	51.71	2,347.85		(.04)
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513.85		.59

Refer to the end of the tables for footnotes.

American Funds Insurance Series 328

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset		Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,	Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	end of year	to average	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return (in millions)	net assets3	net assets

International Fund

Class 1:

6/30/20244,5	$17.50	$.15	$ 1.14	$ 1.29	$(.05)	$—	$ (.05)	$18.74	7.35%6	$3,345	.52%7	1.70%7
12/31/2023	15.31	.25	2.20	2.45	(.26)	—	(.26)	17.50	16.12	3,353.53		1.50
12/31/2022	22.70	.34	(4.79)	(4.45)	(.34)	(2.60)	(2.94)	15.31	(20.57)	3,157.54		1.95
12/31/2021	23.64	.38	(.67)	(.29)	(.65)	—	(.65)	22.70	(1.23)	4,747.55		1.57
12/31/2020	20.86	.14	2.82	2.96	(.18)	—	(.18)	23.64	14.28	5,652.55		.71
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353.54		1.54

Class 1A:
6/30/20244,5	17.41	.13	1.12	1.25	(.04)	—	(.04)	18.62	7.236	12.777		1.467
12/31/2023	15.23	.21	2.19	2.40	(.22)	—	(.22)	17.41	15.85	12.78		1.24
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30)	(2.60)	(2.90)	15.23	(20.80)	10.79		1.73
12/31/2021	23.55	.33	(.67)	(.34)	(.60)	—	(.60)	22.61	(1.47)	12.80		1.39
12/31/2020	20.80	.08	2.81	2.89	(.14)	—	(.14)	23.55	13.96	10.80		.43
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7.79		1.27

Class 2:
6/30/20244,5	17.41	.13	1.13	1.26	(.04)	—	(.04)	18.63	7.236	3,437.777		1.467
12/31/2023	15.23	.21	2.19	2.40	(.22)	—	(.22)	17.41	15.84	3,382.78		1.24
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30)	(2.60)	(2.90)	15.23	(20.79)	3,164.79		1.71
12/31/2021	23.54	.33	(.68)	(.35)	(.59)	—	(.59)	22.60	(1.49)	4,190.80		1.35
12/31/2020	20.78	.09	2.80	2.89	(.13)	—	(.13)	23.54	13.97	4,481.80		.46
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311.79		1.29

Class 3:
6/30/20244,5	17.56	.14	1.13	1.27	(.04)	—	(.04)	18.79	7.246	16.707		1.527
12/31/2023	15.35	.22	2.22	2.44	(.23)	—	(.23)	17.56	15.99	17.71		1.32
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31)	(2.60)	(2.91)	15.35	(20.76)	16.72		1.78
12/31/2021	23.69	.34	(.67)	(.33)	(.60)	—	(.60)	22.76	(1.39)	21.73		1.41
12/31/2020	20.92	.10	2.81	2.91	(.14)	—	(.14)	23.69	14.00	25.73		.53
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25.72		1.37

Class 4:
6/30/20244,5	17.13	.11	1.10	1.21	(.03)	—	(.03)	18.31	7.146	444	1.027	1.227
12/31/2023	14.99	.16	2.16	2.32	(.18)	—	(.18)	17.13	15.56	415	1.03	.99
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26)	(2.60)	(2.86)	14.99	(21.02)	373	1.04	1.47
12/31/2021	23.25	.27	(.67)	(.40)	(.54)	—	(.54)	22.31	(1.71)	459	1.05	1.13
12/31/2020	20.54	.04	2.76	2.80	(.09)	—	(.09)	23.25	13.66	423	1.05	.21
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04	1.03

Refer to the end of the tables for footnotes.

329American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			expenses to	expenses to	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

New World Fund

Class 1:

6/30/20244,5	$25.48	$.27	$ 1.50	$ 1.77	$(.11)	$ (.12)	$ (.23)	$27.02	6.96%6	$1,916	.64%7	.57%7	2.04%7
12/31/2023	22.30	.40	3.19	3.59	(.41)	—	(.41)	25.48	16.22	1,778.64		.57	1.64
12/31/2022	31.83	.37	(7.17)	(6.80)	(.39)	(2.34)	(2.73)	22.30	(21.86)	1,610.68		.57	1.48
12/31/2021	31.59	.29	1.38	1.67	(.36)	(1.07)	(1.43)	31.83	5.16	2,443.74		.56	.88
12/31/2020	25.84	.15	5.93	6.08	(.06)	(.27)	(.33)	31.59	23.89	2,309.76		.64	.58
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129.76		.76	1.18

Class 1A:
6/30/20244,5	25.36	.23	1.50	1.73	(.10)	(.12)	(.22)	26.87	6.836	10.897		.827	1.787
12/31/2023	22.19	.33	3.20	3.53	(.36)	—	(.36)	25.36	15.98	10.89		.82	1.38
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32)	(2.34)	(2.66)	22.19	(22.09)	9.93		.82	1.24
12/31/2021	31.43	.17	1.41	1.58	(.24)	(1.07)	(1.31)	31.70	4.90	12.99		.81	.54
12/31/2020	25.74	.07	5.92	5.99	(.03)	(.27)	(.30)	31.43	23.63	18	1.01	.87	.26
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01	1.01	.92

Class 2:
6/30/20244,5	25.17	.23	1.48	1.71	(.10)	(.12)	(.22)	26.66	6.816	827.897		.827	1.797
12/31/2023	22.02	.33	3.17	3.50	(.35)	—	(.35)	25.17	15.99	803.89		.82	1.39
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32)	(2.34)	(2.66)	22.02	(22.10)	764.93		.82	1.24
12/31/2021	31.25	.20	1.38	1.58	(.28)	(1.07)	(1.35)	31.48	4.92	1,086.99		.81	.63
12/31/2020	25.59	.08	5.87	5.95	(.02)	(.27)	(.29)	31.25	23.58	1,109	1.01	.89	.34
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01	1.01	.93

Class 4:
6/30/20244,5	24.95	.20	1.46	1.66	(.09)	(.12)	(.21)	26.40	6.706	814	1.147	1.077	1.547
12/31/2023	21.84	.27	3.14	3.41	(.30)	—	(.30)	24.95	15.67	787	1.14	1.07	1.14
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27)	(2.34)	(2.61)	21.84	(22.25)	701	1.18	1.07	.99
12/31/2021	31.04	.12	1.36	1.48	(.21)	(1.07)	(1.28)	31.24	4.63	906	1.24	1.06	.38
12/31/2020	25.47	.02	5.83	5.85	(.01)	(.27)	(.28)	31.04	23.29	807	1.26	1.14	.08
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26	1.26	.67

Refer to the end of the tables for footnotes.

American Funds Insurance Series 330

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			expenses to	expenses to	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

Washington Mutual Investors Fund

Class 1:

6/30/20244,5	$14.49	$.14	$ 1.51	$ 1.65	$(.06)	$ (.13)	$ (.19)	$15.95	11.44%6	$6,285	.41%7	.25%7	1.88%7
12/31/2023	12.69	.28	1.92	2.20	(.28)	(.12)	(.40)	14.49	17.66	6,020.41		.27	2.07
12/31/2022	18.09	.31	(1.69)	(1.38)	(.30)	(3.72)	(4.02)	12.69	(8.28)	5,507.41		.26	2.13
12/31/2021	14.35	.29	3.73	4.02	(.28)	—	(.28)	18.09	28.12	6,766.42		.31	1.79
12/31/2020	13.56	.25	.95	1.20	(.26)	(.15)	(.41)	14.35	9.04	5,684.43		.43	2.00
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66	5,559.42		.42	2.28

Class 1A:
6/30/20244,5	14.43	.12	1.51	1.63	(.06)	(.13)	(.19)	15.87	11.306	26.667		.507	1.647
12/31/2023	12.61	.23	1.92	2.15	(.21)	(.12)	(.33)	14.43	17.29	23.66		.52	1.77
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23)	(3.72)	(3.95)	12.61	(8.45)	64.66		.51	1.76
12/31/2021	14.28	.27	3.67	3.94	(.26)	—	(.26)	17.96	27.70	169.67		.53	1.62
12/31/2020	13.51	.23	.93	1.16	(.24)	(.15)	(.39)	14.28	8.79	25.67		.67	1.78
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9.67		.67	2.03

Class 2:
6/30/20244,5	14.21	.12	1.49	1.61	(.06)	(.13)	(.19)	15.63	11.346	3,005.667		.507	1.637
12/31/2023	12.46	.24	1.88	2.12	(.25)	(.12)	(.37)	14.21	17.29	2,899.66		.52	1.82
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26)	(3.72)	(3.98)	12.46	(8.45)	2,775.66		.51	1.88
12/31/2021	14.15	.25	3.67	3.92	(.24)	—	(.24)	17.83	27.78	3,426.67		.56	1.54
12/31/2020	13.39	.22	.91	1.13	(.22)	(.15)	(.37)	14.15	8.68	3,082.68		.68	1.75
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093.67		.67	2.03

Class 4:
6/30/20244,5	14.06	.10	1.47	1.57	(.05)	(.13)	(.18)	15.45	11.216	1,551.917		.757	1.397
12/31/2023	12.34	.20	1.86	2.06	(.22)	(.12)	(.34)	14.06	16.97	1,344.91		.77	1.58
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24)	(3.72)	(3.96)	12.34	(8.69)	1,098.91		.77	1.64
12/31/2021	14.06	.21	3.65	3.86	(.21)	—	(.21)	17.71	27.51	1,104.92		.81	1.30
12/31/2020	13.31	.19	.91	1.10	(.20)	(.15)	(.35)	14.06	8.47	788.93		.93	1.51
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621.92		.92	1.78

Refer to the end of the tables for footnotes.

331American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			expenses to	expenses to	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

Capital World Growth and Income Fund

Class 1:

6/30/20244,5	$13.85	$.15	$ 1.23	$ 1.38	$(.06)	$—	$ (.06)	$15.17	10.00%6	$ 594	.52%7	.41%7	2.12%7
12/31/2023	11.67	.27	2.19	2.46	(.28)	—	(.28)	13.85	21.22	579.52		.41	2.08
12/31/2022	18.42	.32	(3.28)	(2.96)	(.34)	(3.45)	(3.79)	11.67	(17.13)	548.57		.41	2.36
12/31/2021	16.67	.38	2.10	2.48	(.33)	(.40)	(.73)	18.42	15.03	812.63		.47	2.14
12/31/2020	15.92	.22	1.14	1.36	(.23)	(.38)	(.61)	16.67	9.03	657.66		.66	1.49
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625.65		.65	2.08

Class 1A:
6/30/20244,5	13.77	.14	1.22	1.36	(.06)	—	(.06)	15.07	9.876	8.777		.667	1.907
12/31/2023	11.61	.23	2.18	2.41	(.25)	—	(.25)	13.77	20.87	7.77		.66	1.83
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31)	(3.45)	(3.76)	11.61	(17.29)	6.82		.66	2.13
12/31/2021	16.62	.37	2.06	2.43	(.31)	(.40)	(.71)	18.34	14.71	7.88		.70	2.08
12/31/2020	15.88	.18	1.13	1.31	(.19)	(.38)	(.57)	16.62	8.78	2.90		.90	1.23
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2.90		.90	1.77

Class 2:
6/30/20244,5	13.81	.14	1.23	1.37	(.06)	—	(.06)	15.12	9.916	1,052.777		.667	1.877
12/31/2023	11.64	.23	2.18	2.41	(.24)	—	(.24)	13.81	20.88	1,040.77		.66	1.83
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31)	(3.45)	(3.76)	11.64	(17.33)	983.82		.66	2.11
12/31/2021	16.63	.33	2.11	2.44	(.29)	(.40)	(.69)	18.38	14.78	1,340.88		.73	1.85
12/31/2020	15.89	.18	1.13	1.31	(.19)	(.38)	(.57)	16.63	8.73	1,349.91		.91	1.23
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366.90		.90	1.84

Class 4:
6/30/20244,5	13.46	.12	1.19	1.31	(.05)	—	(.05)	14.72	9.766	255	1.027	.917	1.637
12/31/2023	11.35	.19	2.14	2.33	(.22)	—	(.22)	13.46	20.65	235	1.02	.91	1.57
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28)	(3.45)	(3.73)	11.35	(17.57)	188	1.07	.91	1.86
12/31/2021	16.35	.29	2.06	2.35	(.26)	(.40)	(.66)	18.04	14.46	225	1.13	.97	1.65
12/31/2020	15.63	.14	1.12	1.26	(.16)	(.38)	(.54)	16.35	8.55	166	1.16	1.16	.97
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145	1.15	1.15	1.56

Refer to the end of the tables for footnotes.

American Funds Insurance Series 332

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset		Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,	Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	end of year	to average	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return (in millions)	net assets3	net assets

Growth-Income Fund

Class 1:

6/30/20244,5	$59.26	$ .43	$ 7.95	$ 8.38	$(.20)	$(2.95)	$(3.15)	$64.49	14.32%6	$23,840	.28%7	1.37%7
12/31/2023	50.21	.86	11.96	12.82	(.88)	(2.89)	(3.77)	59.26	26.47	22,319.29		1.60
12/31/2022	67.35	.85	(11.50)	(10.65)	(.83)	(5.66)	(6.49)	50.21	(16.28)	19,692.29		1.54
12/31/2021	55.38	.79	12.64	13.43	(.86)	(.60)	(1.46)	67.35	24.42	25,507.29		1.28
12/31/2020	50.71	.75	6.02	6.77	(.80)	(1.30)	(2.10)	55.38	13.81	22,903.29		1.52
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46	21,057.29		2.05

Class 1A:
6/30/20244,5	58.88	.35	7.90	8.25	(.18)	(2.95)	(3.13)	64.00	14.186	40.537		1.127
12/31/2023	49.93	.72	11.87	12.59	(.75)	(2.89)	(3.64)	58.88	26.12	35.54		1.35
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70)	(5.66)	(6.36)	49.93	(16.48)	28.54		1.30
12/31/2021	55.16	.65	12.55	13.20	(.74)	(.60)	(1.34)	67.02	24.08	32.53		1.04
12/31/2020	50.54	.63	5.99	6.62	(.70)	(1.30)	(2.00)	55.16	13.55	16.54		1.28
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11.54		1.82

Class 2:
6/30/20244,5	58.30	.35	7.81	8.16	(.18)	(2.95)	(3.13)	63.33	14.166	13,671.537		1.127
12/31/2023	49.46	.72	11.75	12.47	(.74)	(2.89)	(3.63)	58.30	26.14	12,894.54		1.35
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69)	(5.66)	(6.35)	49.46	(16.50)	11,508.54		1.29
12/31/2021	54.66	.63	12.45	13.08	(.70)	(.60)	(1.30)	66.44	24.10	15,319.54		1.03
12/31/2020	50.08	.62	5.93	6.55	(.67)	(1.30)	(1.97)	54.66	13.54	14,012.54		1.27
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586.53		1.80

Class 3:
6/30/20244,5	59.40	.38	7.96	8.34	(.18)	(2.95)	(3.13)	64.61	14.216	152.467		1.197
12/31/2023	50.33	.77	11.97	12.74	(.78)	(2.89)	(3.67)	59.40	26.23	142.47		1.42
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73)	(5.66)	(6.39)	50.33	(16.43)	125.47		1.36
12/31/2021	55.49	.68	12.65	13.33	(.74)	(.60)	(1.34)	67.48	24.18	166.47		1.10
12/31/2020	50.81	.66	6.02	6.68	(.70)	(1.30)	(2.00)	55.49	13.60	154.47		1.34
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156.46		1.87

Class 4:
6/30/20244,5	57.34	.27	7.67	7.94	(.16)	(2.95)	(3.11)	62.17	14.026	2,405.787		.887
12/31/2023	48.72	.57	11.57	12.14	(.63)	(2.89)	(3.52)	57.34	25.82	2,062.79		1.10
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57)	(5.66)	(6.23)	48.72	(16.70)	1,630.79		1.05
12/31/2021	53.99	.48	12.28	12.76	(.58)	(.60)	(1.18)	65.57	23.80	1,928.79		.79
12/31/2020	49.52	.49	5.85	6.34	(.57)	(1.30)	(1.87)	53.99	13.25	1,407.79		1.02
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216.79		1.56

Refer to the end of the tables for footnotes.

333American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			expenses to	expenses to	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

International Growth and Income Fund

Class 1:

6/30/20244,5	$10.10	$.18	$ .42	$ .60	$(.06)	$—	$ (.06)	$10.64	5.88%6	$16	.56%7	.56%7	3.52%7
12/31/2023	8.94	.27	1.15	1.42	(.26)	—	(.26)	10.10	16.08	15.56		.55	2.82
12/31/2022	19.62	.39	(3.09)	(2.70)	(.28)	(7.70)	(7.98)	8.94	(15.00)	13.64		.54	3.29
12/31/2021	19.01	.54	.53	1.07	(.46)	—	(.46)	19.62	5.64	30.67		.67	2.70
12/31/2020	18.18	.27	.85	1.12	(.29)	—	(.29)	19.01	6.24	1,120.68		.68	1.70
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140.66		.66	2.73

Class 1A:
6/30/20244,5	9.83	.16	.40	.56	(.05)	—	(.05)	10.34	5.706	6.817		.817	3.217
12/31/2023	8.70	.24	1.13	1.37	(.24)	—	(.24)	9.83	15.92	6.81		.80	2.54
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29)	(7.70)	(7.99)	8.70	(15.31)	5.88		.79	3.15
12/31/2021	18.97	.50	.52	1.02	(.60)	—	(.60)	19.39	5.39	6.94		.92	2.50
12/31/2020	18.15	.22	.85	1.07	(.25)	—	(.25)	18.97	5.98	3.93		.93	1.38
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2.91		.91	2.41

Class 2:
6/30/20244,5	9.82	.16	.41	.57	(.05)	—	(.05)	10.34	5.816	158.817		.817	3.247
12/31/2023	8.70	.24	1.12	1.36	(.24)	—	(.24)	9.82	15.76	165.81		.80	2.54
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29)	(7.70)	(7.99)	8.70	(15.25)	162.88		.78	3.24
12/31/2021	18.95	.48	.53	1.01	(.58)	—	(.58)	19.38	5.37	211.93		.92	2.44
12/31/2020	18.12	.23	.85	1.08	(.25)	—	(.25)	18.95	6.01	221.93		.93	1.43
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257.91		.91	2.49

Class 4:
6/30/20244,5	9.67	.15	.39	.54	(.05)	—	(.05)	10.16	5.556	150	1.067	1.067	3.027
12/31/2023	8.56	.21	1.12	1.33	(.22)	—	(.22)	9.67	15.66	143	1.06	1.05	2.29
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26)	(7.70)	(7.96)	8.56	(15.52)	121	1.13	1.04	3.01
12/31/2021	18.82	.44	.51	.95	(.54)	—	(.54)	19.23	5.09	132	1.18	1.17	2.21
12/31/2020	18.01	.19	.83	1.02	(.21)	—	(.21)	18.82	5.73	112	1.18	1.18	1.19
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16	1.16	2.18

Refer to the end of the tables for footnotes.

American Funds Insurance Series 334
Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			expenses to	expenses to	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

Capital Income Builder

Class 1:

6/30/20244,5	$11.63	$.23	$ .30	$ .53	$(.16)	$—	$(.16)	$12.00	4.53%6	$692	.40%7	.27%7	3.91%7
12/31/2023	10.99	.41	.59	1.00	(.36)	—	(.36)	11.63	9.28	660.40		.26	3.68
12/31/2022	12.17	.37	(1.21)	(.84)	(.34)	—	(.34)	10.99	(6.90)	586.44		.26	3.31
12/31/2021	10.87	.37	1.28	1.65	(.35)	—	(.35)	12.17	15.31	563.53		.27	3.19
12/31/2020	10.73	.31	.15	.46	(.32)	—	(.32)	10.87	4.64	621.53		.35	3.07
12/31/2019	9.37	.32	1.36	1.68	(.32)	—	(.32)	10.73	18.16	533.53		.53	3.17

Class 1A:
6/30/20244,5	11.62	.21	.29	.50	(.14)	—	(.14)	11.98	4.326	11.657		.527	3.667
12/31/2023	10.98	.38	.59	.97	(.33)	—	(.33)	11.62	9.01	10.65		.51	3.42
12/31/2022	12.15	.34	(1.19)	(.85)	(.32)	—	(.32)	10.98	(7.06)	10.69		.52	3.06
12/31/2021	10.86	.34	1.27	1.61	(.32)	—	(.32)	12.15	14.95	10.78		.52	2.94
12/31/2020	10.72	.28	.16	.44	(.30)	—	(.30)	10.86	4.38	6.78		.60	2.81
12/31/2019	9.36	.29	1.37	1.66	(.30)	—	(.30)	10.72	17.90	6.78		.78	2.84

Class 2:
6/30/20244,5	11.62	.21	.30	.51	(.14)	—	(.14)	11.99	4.416	16.657		.527	3.667
12/31/2023	10.98	.38	.59	.97	(.33)	—	(.33)	11.62	9.01	15.65		.51	3.43
12/31/2022	12.16	.34	(1.20)	(.86)	(.32)	—	(.32)	10.98	(7.13)	13.69		.51	3.06
12/31/2021	10.87	.34	1.27	1.61	(.32)	—	(.32)	12.16	14.94	13.78		.52	2.93
12/31/2020	10.72	.29	.16	.45	(.30)	—	(.30)	10.87	4.48	8.78		.60	2.83
12/31/2019	9.36	.30	1.35	1.65	(.29)	—	(.29)	10.72	17.89	6.78		.78	2.91

Class 4:
6/30/20244,5	11.60	.20	.30	.50	(.13)	—	(.13)	11.97	4.296	591.907		.777	3.407
12/31/2023	10.96	.35	.59	.94	(.30)	—	(.30)	11.60	8.75	566.90		.76	3.18
12/31/2022	12.14	.31	(1.20)	(.89)	(.29)	—	(.29)	10.96	(7.37)	530.94		.76	2.81
12/31/2021	10.85	.31	1.27	1.58	(.29)	—	(.29)	12.14	14.68	559	1.03	.77	2.69
12/31/2020	10.71	.26	.15	.41	(.27)	—	(.27)	10.85	4.11	462	1.03	.85	2.55
12/31/2019	9.35	.27	1.36	1.63	(.27)	—	(.27)	10.71	17.62	454	1.03	1.03	2.68

Refer to the end of the tables for footnotes.

335American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset		Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,	Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	end of year	to average	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return (in millions)	net assets3	net assets

Asset Allocation Fund

Class 1:

6/30/20244,5	$23.86	$.30	$ 1.96	$ 2.26	$(.13)	$(1.10)	$(1.23)	$24.89	9.59%6	$16,051	.30%7	2.39%7
12/31/2023	22.20	.57	2.54	3.11	(.56)	(.89)	(1.45)	23.86	14.55	15,555.30		2.49
12/31/2022	29.08	.52	(4.24)	(3.72)	(.51)	(2.65)	(3.16)	22.20	(13.19)	15,138.30		2.15
12/31/2021	26.50	.48	3.54	4.02	(.50)	(.94)	(1.44)	29.08	15.40	18,836.30		1.71
12/31/2020	24.05	.43	2.59	3.02	(.46)	(.11)	(.57)	26.50	12.71	19,238.30		1.80
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730.29		2.21

Class 1A:
6/30/20244,5	23.74	.26	1.95	2.21	(.12)	(1.10)	(1.22)	24.73	9.426	34.557		2.157
12/31/2023	22.10	.51	2.53	3.04	(.51)	(.89)	(1.40)	23.74	14.32	32.55		2.25
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46)	(2.65)	(3.11)	22.10	(13.43)	27.55		1.95
12/31/2021	26.42	.42	3.52	3.94	(.45)	(.94)	(1.39)	28.97	15.13	24.55		1.49
12/31/2020	23.99	.37	2.58	2.95	(.41)	(.11)	(.52)	26.42	12.43	14.55		1.56
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11.54		1.95

Class 2:
6/30/20244,5	23.53	.26	1.93	2.19	(.12)	(1.10)	(1.22)	24.50	9.426	4,356.557		2.147
12/31/2023	21.91	.50	2.52	3.02	(.51)	(.89)	(1.40)	23.53	14.27	4,261.55		2.24
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45)	(2.65)	(3.10)	21.91	(13.41)	4,228.55		1.90
12/31/2021	26.21	.41	3.49	3.90	(.43)	(.94)	(1.37)	28.74	15.10	5,473.55		1.46
12/31/2020	23.79	.37	2.56	2.93	(.40)	(.11)	(.51)	26.21	12.46	5,242.55		1.55
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154.54		1.96

Class 3:
6/30/20244,5	23.90	.27	1.96	2.23	(.12)	(1.10)	(1.22)	24.91	9.466	32.487		2.227
12/31/2023	22.23	.53	2.55	3.08	(.52)	(.89)	(1.41)	23.90	14.37	30.48		2.31
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47)	(2.65)	(3.12)	22.23	(13.37)	28.48		1.97
12/31/2021	26.53	.43	3.55	3.98	(.45)	(.94)	(1.39)	29.12	15.22	36.48		1.53
12/31/2020	24.08	.39	2.59	2.98	(.42)	(.11)	(.53)	26.53	12.50	33.48		1.62
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32.47		2.02

Class 4:
6/30/20244,5	23.34	.23	1.91	2.14	(.11)	(1.10)	(1.21)	24.27	9.296	6,454.807		1.907
12/31/2023	21.75	.44	2.49	2.93	(.45)	(.89)	(1.34)	23.34	14.02	5,807.80		1.99
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39)	(2.65)	(3.04)	21.75	(13.66)	5,380.80		1.66
12/31/2021	26.06	.34	3.47	3.81	(.37)	(.94)	(1.31)	28.56	14.84	6,337.80		1.22
12/31/2020	23.67	.31	2.54	2.85	(.35)	(.11)	(.46)	26.06	12.16	5,131.80		1.30
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493.79		1.71

Refer to the end of the tables for footnotes.

American Funds Insurance Series 336

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			expenses to	expenses to	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

American Funds Global Balanced Fund

Class 1:

6/30/20244,5	$12.37	$.18	$ .34	$ .52	$(.06)	$—	$ (.06)	$12.83	4.23%6	$ 98	.52%7	.51%7	2.93%7
12/31/2023	12.55	.33	1.29	1.62	(.23)	(1.57)	(1.80)	12.37	14.05	98.53		.52	2.67
12/31/2022	14.73	.26	(2.37)	(2.11)	—	(.07)	(.07)	12.55	(14.33)	96.59		.58	1.99
12/31/2021	14.19	.18	1.37	1.55	(.19)	(.82)	(1.01)	14.73	11.05	120.73		.73	1.24
12/31/2020	13.51	.17	1.24	1.41	(.19)	(.54)	(.73)	14.19	10.53	139.72		.72	1.29
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134.72		.72	1.88

Class 1A:
6/30/20244,5	12.30	.17	.34	.51	(.06)	—	(.06)	12.75	4.146	3.777		.767	2.687
12/31/2023	12.49	.29	1.30	1.59	(.21)	(1.57)	(1.78)	12.30	13.77	3.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07)	(.07)	12.49	(14.56)	3.84		.84	1.71
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.83	4.98		.98	1.02
12/31/2020	13.49	.14	1.23	1.37	(.16)	(.54)	(.70)	14.16	10.25	3.97		.97	1.03
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2.97		.97	1.63

Class 2:
6/30/20244,5	12.31	.17	.33	.50	(.06)	—	(.06)	12.75	4.056	157.777		.767	2.687
12/31/2023	12.49	.30	1.29	1.59	(.20)	(1.57)	(1.77)	12.31	13.83	160.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07)	(.07)	12.49	(14.56)	158.84		.83	1.73
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.79	208.98		.98	1.01
12/31/2020	13.48	.14	1.23	1.37	(.15)	(.54)	(.69)	14.16	10.30	208.97		.97	1.03
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207.97		.97	1.64

Class 4:
6/30/20244,5	12.10	.15	.33	.48	(.05)	—	(.05)	12.53	4.006	134	1.027	1.017	2.447
12/31/2023	12.32	.26	1.27	1.53	(.18)	(1.57)	(1.75)	12.10	13.45	128	1.03	1.02	2.17
12/31/2022	14.53	.19	(2.33)	(2.14)	—	(.07)	(.07)	12.32	(14.73)	111	1.09	1.08	1.49
12/31/2021	14.02	.11	1.34	1.45	(.12)	(.82)	(.94)	14.53	10.46	135	1.23	1.23	.77
12/31/2020	13.36	.10	1.22	1.32	(.12)	(.54)	(.66)	14.02	10.00	105	1.22	1.22	.78
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94	1.22	1.22	1.37

Refer to the end of the tables for footnotes.

337American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			expenses to	expenses to	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

The Bond Fund of America

Class 1:

6/30/20244,5	$ 9.54	$.22	$ (.27)	$ (.05)	$(.07)	$ —	$(.07)	$ 9.42	(.57)%6	$7,063	.39%7	.25%7	4.63%7
12/31/2023	9.41	.39	.09	.48	(.35)	—	(.35)	9.54	5.21	6,908.39		.20	4.15
12/31/2022	11.21	.31	(1.67)	(1.36)	(.32)	(.12)	(.44)	9.41	(12.26)	6,370.39		.20	3.09
12/31/2021	11.89	.21	(.23)	(.02)	(.19)	(.47)	(.66)	11.21	(.14)	8,555.39		.26	1.84
12/31/2020	11.17	.23	.87	1.10	(.27)	(.11)	(.38)	11.89	9.96	6,844.40		.40	2.00
12/31/2019	10.47	.30	.71	1.01	(.31)	—	(.31)	11.17	9.70	6,481.39		.39	2.76

Class 1A:
6/30/20244,5	9.47	.20	(.27)	(.07)	(.06)	—	(.06)	9.34	(.63)6	210.647		.507	4.377
12/31/2023	9.35	.37	.08	.45	(.33)	—	(.33)	9.47	4.89	258.64		.45	3.90
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31)	(.12)	(.43)	9.35	(12.49)	220.64		.45	3.15
12/31/2021	11.84	.18	(.23)	(.05)	(.16)	(.47)	(.63)	11.16	(.36)	12.64		.51	1.59
12/31/2020	11.13	.20	.87	1.07	(.25)	(.11)	(.36)	11.84	9.68	9.65		.65	1.74
12/31/2019	10.45	.27	.71	.98	(.30)	—	(.30)	11.13	9.36	7.64		.64	2.48

Class 2:
6/30/20244,5	9.40	.20	(.27)	(.07)	(.06)	—	(.06)	9.27	(.73)6	2,807.647		.507	4.377
12/31/2023	9.27	.36	.10	.46	(.33)	—	(.33)	9.40	5.02	2,879.64		.45	3.89
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29)	(.12)	(.41)	9.27	(12.58)	2,844.64		.45	2.84
12/31/2021	11.73	.18	(.22)	(.04)	(.16)	(.47)	(.63)	11.06	(.31)	3,729.64		.52	1.57
12/31/2020	11.02	.20	.86	1.06	(.24)	(.11)	(.35)	11.73	9.73	3,840.65		.65	1.75
12/31/2019	10.34	.27	.70	.97	(.29)	—	(.29)	11.02	9.36	3,561.64		.64	2.51

Class 4:
6/30/20244,5	9.35	.19	(.27)	(.08)	(.06)	—	(.06)	9.21	(.87)6	1,058.897		.757	4.137
12/31/2023	9.23	.34	.09	.43	(.31)	—	(.31)	9.35	4.72	963.89		.70	3.66
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27)	(.12)	(.39)	9.23	(12.75)	787.89		.70	2.61
12/31/2021	11.69	.15	(.22)	(.07)	(.14)	(.47)	(.61)	11.01	(.59)	891.89		.76	1.34
12/31/2020	11.00	.17	.85	1.02	(.22)	(.11)	(.33)	11.69	9.38	714.90		.90	1.48
12/31/2019	10.33	.24	.70	.94	(.27)	—	(.27)	11.00	9.08	502.89		.89	2.25

Refer to the end of the tables for footnotes.

American Funds Insurance Series 338

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			expenses to	expenses to	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

Capital World Bond Fund

Class 1:

6/30/20244,5	$10.16	$.20	$ (.55)	$ (.35)	$(.03)	$ —	$(.03)	$ 9.78	(3.45)%6	$ 634	.48%7	.48%7	4.12%7
12/31/2023	9.55	.32	.29	.61	—	—	—	10.16	6.39	665.48		.48	3.33
12/31/2022	11.79	.25	(2.30)	(2.05)	(.03)	(.16)	(.19)	9.55	(17.43)	663.51		.48	2.43
12/31/2021	12.94	.25	(.85)	(.60)	(.24)	(.31)	(.55)	11.79	(4.73)	988.60		.50	2.06
12/31/2020	12.12	.26	.95	1.21	(.18)	(.21)	(.39)	12.94	10.17	1,219.59		.52	2.08
12/31/2019	11.42	.31	.61	.92	(.22)	—	(.22)	12.12	8.08	1,077.58		.58	2.60

Class 1A:
6/30/20244,5	10.08	.20	(.56)	(.36)	(.03)	—	(.03)	9.69	(3.56)6	37.737		.737	4.127
12/31/2023	9.50	.30	.28	.58	—	—	—	10.08	6.11	1.73		.73	3.08
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02)	(.16)	(.18)	9.50	(17.69)	1.76		.73	2.19
12/31/2021	12.91	.23	(.85)	(.62)	(.22)	(.31)	(.53)	11.76	(4.88)	1.85		.75	1.85
12/31/2020	12.10	.23	.95	1.18	(.16)	(.21)	(.37)	12.91	9.89	1.83		.76	1.83
12/31/2019	11.41	.28	.60	.88	(.19)	—	(.19)	12.10	7.75	1.83		.83	2.35

Class 2:
6/30/20244,5	10.03	.19	(.55)	(.36)	(.01)	—	(.01)	9.66	(3.62)6	789.737		.737	3.877
12/31/2023	9.45	.29	.29	.58	—	—	—	10.03	6.14	817.73		.73	3.08
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02)	(.16)	(.18)	9.45	(17.70)	765.76		.73	2.18
12/31/2021	12.84	.22	(.84)	(.62)	(.21)	(.31)	(.52)	11.70	(4.92)	1,030.85		.75	1.82
12/31/2020	12.03	.22	.95	1.17	(.15)	(.21)	(.36)	12.84	9.90	1,058.84		.77	1.83
12/31/2019	11.34	.28	.60	.88	(.19)	—	(.19)	12.03	7.77	1,002.83		.83	2.35

Class 4:
6/30/20244,5	9.88	.17	(.54)	(.37)	—	—	—	9.51	(3.74)6	56.987		.987	3.627
12/31/2023	9.33	.27	.28	.55	—	—	—	9.88	5.89	57.98		.98	2.84
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02)	(.16)	(.18)	9.33	(17.84)	53	1.01	.98	1.94
12/31/2021	12.71	.19	(.84)	(.65)	(.18)	(.31)	(.49)	11.57	(5.18)	66	1.10	1.00	1.57
12/31/2020	11.92	.19	.94	1.13	(.13)	(.21)	(.34)	12.71	9.62	61	1.09	1.02	1.58
12/31/2019	11.24	.24	.60	.84	(.16)	—	(.16)	11.92	7.54	49	1.08	1.08	2.09

Refer to the end of the tables for footnotes.

339American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			expenses to	expenses to	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

American High-Income Trust

Class 1:

6/30/20244,5	$ 8.94	$.31	$ .05	$ .36	$(.11)	$—	$(.11)	$ 9.19	3.98%6	$227	.44%7	.31%7	6.93%7
12/31/2023	8.53	.63	.43	1.06	(.65)	—	(.65)	8.94	12.69	223.45		.31	7.10
12/31/2022	10.19	.56	(1.47)	(.91)	(.75)	—	(.75)	8.53	(9.01)	224.47		.32	5.95
12/31/2021	9.80	.51	.34	.85	(.46)	—	(.46)	10.19	8.74	278.53		.37	4.95
12/31/2020	9.87	.61	.17	.78	(.85)	—	(.85)	9.80	8.21	123.52		.52	6.46
12/31/2019	9.34	.67	.52	1.19	(.66)	—	(.66)	9.87	12.85	525.51		.51	6.71

Class 1A:
6/30/20244,5	8.90	.30	.05	.35	(.10)	—	(.10)	9.15	3.966	3.697		.567	6.697
12/31/2023	8.51	.61	.41	1.02	(.63)	—	(.63)	8.90	12.40	3.70		.56	6.90
12/31/2022	10.16	.53	(1.46)	(.93)	(.72)	—	(.72)	8.51	(9.29)	1.72		.57	5.70
12/31/2021	9.78	.49	.33	.82	(.44)	—	(.44)	10.16	8.42	1.78		.64	4.75
12/31/2020	9.86	.56	.20	.76	(.84)	—	(.84)	9.78	7.94	1.78		.78	5.85
12/31/2019	9.33	.65	.51	1.16	(.63)	—	(.63)	9.86	12.61	1.75		.75	6.47

Class 2:
6/30/20244,5	8.73	.29	.04	.33	(.10)	—	(.10)	8.96	3.806	529.697		.567	6.687
12/31/2023	8.35	.59	.41	1.00	(.62)	—	(.62)	8.73	12.45	533.70		.56	6.85
12/31/2022	9.98	.52	(1.43)	(.91)	(.72)	—	(.72)	8.35	(9.26)	521.72		.57	5.68
12/31/2021	9.61	.48	.33	.81	(.44)	—	(.44)	9.98	8.42	673.78		.65	4.80
12/31/2020	9.70	.55	.19	.74	(.83)	—	(.83)	9.61	7.94	665.78		.78	5.88
12/31/2019	9.19	.64	.50	1.14	(.63)	—	(.63)	9.70	12.55	667.76		.76	6.45

Class 3:
6/30/20244,5	8.99	.31	.04	.35	(.10)	—	(.10)	9.24	3.926	8.627		.497	6.757
12/31/2023	8.58	.61	.43	1.04	(.63)	—	(.63)	8.99	12.54	8.63		.49	6.91
12/31/2022	10.24	.54	(1.47)	(.93)	(.73)	—	(.73)	8.58	(9.25)	9.65		.50	5.76
12/31/2021	9.84	.50	.34	.84	(.44)	—	(.44)	10.24	8.60	10.71		.58	4.86
12/31/2020	9.92	.57	.19	.76	(.84)	—	(.84)	9.84	7.93	10.71		.71	5.94
12/31/2019	9.38	.66	.52	1.18	(.64)	—	(.64)	9.92	12.70	10.69		.69	6.52

Class 4:
6/30/20244,5	9.75	.32	.04	.36	(.10)	—	(.10)	10.01	3.686	125.947		.817	6.437
12/31/2023	9.26	.63	.46	1.09	(.60)	—	(.60)	9.75	12.18	107.95		.81	6.62
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70)	—	(.70)	9.26	(9.53)	77.97		.82	5.44
12/31/2021	10.54	.50	.36	.86	(.41)	—	(.41)	10.99	8.18	90	1.03	.89	4.52
12/31/2020	10.56	.57	.22	.79	(.81)	—	(.81)	10.54	7.74	69	1.03	1.03	5.58
12/31/2019	9.96	.67	.54	1.21	(.61)	—	(.61)	10.56	12.27	63	1.01	1.01	6.21

Refer to the end of the tables for footnotes.

American Funds Insurance Series 340

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			expenses to	expenses to	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers	waivers2	net assets2

American Funds Mortgage Fund

Class 1:

6/30/20244,5	$ 9.44	$.24	$ (.34)	$ (.10)	$(.08)	$ —	$(.08)	$ 9.26	(1.09)%6	$ 16	.35%7	.28%7	5.15%7
12/31/2023	9.45	.45	(.08)	.37	(.38)	—	(.38)	9.44	4.03	17.41		.29	4.76
12/31/2022	10.63	.07	(1.10)	(1.03)	(.15)	—	(.15)	9.45	(9.76)	1.45		.25	.70
12/31/2021	11.11	.06	(.09)	(.03)	(.08)	(.37)	(.45)	10.63	(.32)	231.49		.29	.58
12/31/2020	10.56	.10	.64	.74	(.17)	(.02)	(.19)	11.11	6.98	224.48		.36	.93
12/31/2019	10.30	.24	.30	.54	(.28)	—	(.28)	10.56	5.30	210.47		.47	2.26

Class 1A:
6/30/20244,5	9.32	.22	(.33)	(.11)	(.07)	—	(.07)	9.14	(1.14)6	2.607		.537	4.907
12/31/2023	9.34	.41	(.07)	.34	(.36)	—	(.36)	9.32	3.72	2.65		.53	4.38
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20)	—	(.20)	9.34	(10.03)	2.69		.54	1.91
12/31/2021	11.08	.04	(.10)	(.06)	(.06)	(.37)	(.43)	10.59	(.47)	2.74		.54	.33
12/31/2020	10.55	.07	.63	.70	(.15)	(.02)	(.17)	11.08	6.63	1.73		.59	.61
12/31/2019	10.28	.22	.30	.52	(.25)	—	(.25)	10.55	5.09	1.71		.71	2.04

Class 2:
6/30/20244,5	9.34	.22	(.33)	(.11)	(.07)	—	(.07)	9.16	(1.15)6	43.607		.537	4.907
12/31/2023	9.36	.41	(.07)	.34	(.36)	—	(.36)	9.34	3.68	44.64		.52	4.35
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20)	—	(.20)	9.36	(9.94)	46.69		.54	1.87
12/31/2021	11.09	.04	(.10)	(.06)	(.05)	(.37)	(.42)	10.61	(.57)	58.74		.54	.33
12/31/2020	10.54	.08	.63	.71	(.14)	(.02)	(.16)	11.09	6.72	58.73		.60	.68
12/31/2019	10.28	.21	.31	.52	(.26)	—	(.26)	10.54	5.04	56.72		.72	2.01

Class 4:
6/30/20244,5	9.23	.21	(.33)	(.12)	(.07)	—	(.07)	9.04	(1.30)6	49.857		.787	4.657
12/31/2023	9.25	.38	(.06)	.32	(.34)	—	(.34)	9.23	3.51	45.90		.78	4.12
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18)	—	(.18)	9.25	(10.16)	40.94		.79	1.66
12/31/2021	10.97	.01	(.09)	(.08)	(.03)	(.37)	(.40)	10.49	(.78)	43.99		.79	.08
12/31/2020	10.44	.04	.63	.67	(.12)	(.02)	(.14)	10.97	6.38	37.98		.85	.41
12/31/2019	10.19	.18	.31	.49	(.24)	—	(.24)	10.44	4.80	28.97		.97	1.71

Refer to the end of the tables for footnotes.

341American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset		Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,	Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	end of year	to average	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return (in millions)	net assets	net assets

Ultra-Short Bond Fund

Class 1:

6/30/20244,5	$11.35	$ .29	$ —8	$ .29	$(.11)	$—	$(.11)	$11.53	2.54%6	$ 39	.29%7	5.16%7
12/31/2023	11.35	.55	.01	.56	(.56)	—	(.56)	11.35	4.94	40.30		4.81
12/31/2022	11.27	.17	(.01)	.16	(.08)	—	(.08)	11.35	1.42	51.32		1.48
12/31/2021	11.31	(.03)	(.01)	(.04)	—	—	—	11.27	(.35)	37.37		(.28)
12/31/2020	11.30	.02	.02	.04	(.03)	—	(.03)	11.31	.34	44.37		.16
12/31/2019	11.31	.22	—8.22		(.23)	—	(.23)	11.30	1.92	30.36		1.92
Class 1A:
6/30/20244,5	11.35	.28	(.01)	.27	(.10)	—	(.10)	11.52	2.416	—10.527		4.937
12/31/2023	11.35	.54	—	.54	(.54)	—	(.54)	11.35	4.79	—10.53		4.69
12/31/2022	11.28	.16	(.01)	.15	(.08)	—	(.08)	11.35	1.32	—10.31		1.40
12/31/2021	11.31	(.03)	—8	(.03)	—	—	—	11.28	(.27)	—10.36		(.28)
12/31/2020	11.30	.03	.01	.04	(.03)	—	(.03)	11.31	.32	—10.35		.26
12/31/2019	11.31	.22	—8.22		(.23)	—	(.23)	11.30	1.92	—10.37		1.90
Class 2:
6/30/20244,5	10.98	.27	—8.27		(.10)	—	(.10)	11.15	2.496	262.547		4.917
12/31/2023	11.00	.51	—8.51		(.53)	—	(.53)	10.98	4.64	273.55		4.56
12/31/2022	10.93	.13	—8.13		(.06)	—	(.06)	11.00	1.17	297.57		1.23
12/31/2021	10.99	(.06)	—8	(.06)	—	—	—	10.93	(.55)	245.62		(.53)
12/31/2020	11.01	—8	—8	—8	(.02)	—	(.02)	10.99	.03	288.62		(.05)
12/31/2019	11.03	.18	—8.18		(.20)	—	(.20)	11.01	1.62	230.61		1.66
Class 3:
6/30/20244,5	11.13	.28	(.01)	.27	(.10)	—	(.10)	11.30	2.476	4.477		4.987
12/31/2023	11.14	.52	.01	.53	(.54)	—	(.54)	11.13	4.75	4.48		4.64
12/31/2022	11.07	.13	—8.13		(.06)	—	(.06)	11.14	1.19	4.50		1.19
12/31/2021	11.12	(.05)	—8	(.05)	—	—	—	11.07	(.45)	5.55		(.46)
12/31/2020	11.13	—8.02		.02	(.03)	—	(.03)	11.12	.13	4.55		.03
12/31/2019	11.14	.20	—8.20		(.21)	—	(.21)	11.13	1.76	3.54		1.74
Class 4:
6/30/20244,5	11.05	.26	—8.26		(.10)	—	(.10)	11.21	2.336	50.797		4.667
12/31/2023	11.05	.48	.01	.49	(.49)	—	(.49)	11.05	4.44	56.80		4.28
12/31/2022	11.00	.12	(.03)	.09	(.04)	—	(.04)	11.05	.83	80.82		1.05
12/31/2021	11.08	(.09)	.01	(.08)	—	—	—	11.00	(.72)	46.87		(.79)
12/31/2020	11.13	(.04)	.01	(.03)	(.02)	—	(.02)	11.08	(.25)	40.87		(.35)
12/31/2019	11.15	.16	—8.16		(.18)	—	(.18)	11.13	1.40	22.86		1.40

Refer to the end of the tables for footnotes.

American Funds Insurance Series 342

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions
Net gains
			(losses) on								Ratio of	Ratio of	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			expenses to	expenses to	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers	waivers2	net assets2

U.S. Government Securities Fund

Class 1:

6/30/20244,5	$ 9.91	$.22	$ (.31)	$ (.09)	$(.07)	$—	$ (.07)	$ 9.75	(.91)%6	$ 259	.33%7	.27%7	4.64%7
12/31/2023	9.99	.40	(.09)	.31	(.39)	—	(.39)	9.91	3.21	257.33		.21	4.05
12/31/2022	11.67	.32	(1.56)	(1.24)	(.44)	—	(.44)	9.99	(10.75)	242.36		.22	2.90
12/31/2021	13.04	.18	(.26)	(.08)	(.18)	(1.11)	(1.29)	11.67	(.44)	522.39		.29	1.50
12/31/2020	12.34	.16	1.07	1.23	(.26)	(.27)	(.53)	13.04	10.09	429.38		.38	1.21
12/31/2019	11.94	.25	.43	.68	(.28)	—	(.28)	12.34	5.69	1,418.37		.37	2.07

Class 1A:
6/30/20244,5	9.87	.21	(.31)	(.10)	(.07)	—	(.07)	9.70	(1.01)6	215.587		.517	4.457
12/31/2023	9.96	.38	(.10)	.28	(.37)	—	(.37)	9.87	2.88	5.58		.46	3.83
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41)	—	(.41)	9.96	(10.93)	4.60		.47	2.70
12/31/2021	13.00	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.63	(.65)	5.64		.53	1.28
12/31/2020	12.32	.09	1.10	1.19	(.24)	(.27)	(.51)	13.00	9.75	4.64		.64	.69
12/31/2019	11.93	.22	.43	.65	(.26)	—	(.26)	12.32	5.42	2.62		.62	1.82

Class 2:
6/30/20244,5	9.78	.21	(.30)	(.09)	(.07)	—	(.07)	9.62	(1.07)6	1,059.587		.527	4.387
12/31/2023	9.87	.37	(.09)	.28	(.37)	—	(.37)	9.78	2.89	1,073.58		.46	3.80
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41)	—	(.41)	9.87	(10.95)	1,059.61		.47	2.69
12/31/2021	12.89	.15	(.25)	(.10)	(.15)	(1.11)	(1.26)	11.53	(.62)	1,391.64		.54	1.24
12/31/2020	12.21	.09	1.10	1.19	(.24)	(.27)	(.51)	12.89	9.80	1,439.64		.64	.73
12/31/2019	11.82	.22	.42	.64	(.25)	—	(.25)	12.21	5.31	1,343.62		.62	1.82

Class 3:
6/30/20244,5	9.94	.22	(.31)	(.09)	(.07)	—	(.07)	9.78	(1.04)6	5.517		.457	4.457
12/31/2023	10.02	.39	(.10)	.29	(.37)	—	(.37)	9.94	3.00	6.51		.39	3.85
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41)	—	(.41)	10.02	(10.90)	6.54		.40	2.76
12/31/2021	13.07	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.70	(.62)	9.57		.47	1.31
12/31/2020	12.37	.10	1.12	1.22	(.25)	(.27)	(.52)	13.07	9.91	10.57		.57	.78
12/31/2019	11.97	.23	.43	.66	(.26)	—	(.26)	12.37	5.49	9.55		.55	1.88

Class 4:
6/30/20244,5	9.77	.20	(.31)	(.11)	(.06)	—	(.06)	9.60	(1.21)6	184.837		.777	4.137
12/31/2023	9.86	.35	(.10)	.25	(.34)	—	(.34)	9.77	2.62	183.83		.71	3.54
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38)	—	(.38)	9.86	(11.19)	190.85		.72	2.45
12/31/2021	12.88	.12	(.25)	(.13)	(.12)	(1.11)	(1.23)	11.52	(.88)	238.89		.79	.98
12/31/2020	12.22	.05	1.10	1.15	(.22)	(.27)	(.49)	12.88	9.48	272.89		.89	.42
12/31/2019	11.84	.19	.42	.61	(.23)	—	(.23)	12.22	5.14	124.87		.87	1.56

Refer to the end of the tables for footnotes.

343American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions					Ratio of	Ratio of
										expenses	expenses
			Net gains							to average	to average
			(losses) on							net assets	net assets		Ratio of
	Net asset	Net	securities		Dividends		Total			before	after	Net	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	Net asset	Net assets,	waivers/	waivers/	effective	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	value, end	end of year	reimburse-	reimburse-	expense	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2 (in millions)	ments11	ments2,11	ratio2,5,12	net assets2

Managed Risk Growth Fund

Class P1:

6/30/20244,5	$10.86	$ .02	$ 1.37	$ 1.39	$(.09)	$ —	$ (.09)	$12.16	12.78%6	$ 13	.42%7	.37%7	.69%7	.36%7
12/31/2023	11.37	.08	2.28	2.36	(.08)	(2.79)	(2.87)	10.86	23.77	13.42		.37	.70	.77
12/31/2022	18.53	.06	(4.46)	(4.40)	(.22)	(2.54)	(2.76)	11.37	(24.62)	9.41		.36	.68	.47
12/31/2021	17.25	.04	2.16	2.20	(.18)	(.74)	(.92)	18.53	13.08	13.41		.36	.69	.19
12/31/2020	13.78	.07	4.20	4.27	(.12)	(.68)	(.80)	17.25	32.45	11.42		.37	.72	.49
12/31/2019	12.30	.15	2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01	6.42		.37	.73	1.19

Class P2:
6/30/20244,5	10.73	.01	1.35	1.36	(.06)	—	(.06)	12.03	12.646	507.677		.627	.947	.107
12/31/2023	11.28	.05	2.26	2.31	(.07)	(2.79)	(2.86)	10.73	23.50	495.67		.62	.95	.43
12/31/2022	18.42	.03	(4.45)	(4.42)	(.18)	(2.54)	(2.72)	11.28	(24.88)	445.67		.62	.94	.20
12/31/2021	17.11	(.01)	2.16	2.15	(.10)	(.74)	(.84)	18.42	12.89	584.67		.62	.95	(.07)
12/31/2020	13.71	.03	4.16	4.19	(.11)	(.68)	(.79)	17.11	32.03	554.67		.62	.97	.20
12/31/2019	12.21	.09	2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434.68		.63	.99	.73

Managed Risk International Fund

Class P1:

6/30/20244,5	$ 8.36	$ .02	$ .50	$ .52	$(.14)	$ —	$ (.14)	$ 8.74	6.14%6	$ 2	.44%7	.38%7	.85%7	.42%7
12/31/2023	8.61	.13	.41	.54	(.15)	(.64)	(.79)	8.36	6.36	2.46		.36	.84	1.60
12/31/2022	10.55	.15	(1.75)	(1.60)	(.34)	—	(.34)	8.61	(15.27)	2.44		.37	.85	1.70
12/31/2021	11.07	.24	(.67)	(.43)	(.09)	—	(.09)	10.55	(3.92)	2.44		.36	.86	2.12
12/31/2020	11.01	.08	.22	.30	(.16)	(.08)	(.24)	11.07	3.13	2.43		.35	.86	.82
12/31/2019	9.82	.17	1.54	1.71	(.20)	(.32)	(.52)	11.01	17.91	1.41		.33	.84	1.64

Class P2:
6/30/20244,5	8.32	.01	.48	.49	(.11)	—	(.11)	8.70	5.886	121.717		.647	1.117	.167
12/31/2023	8.58	.10	.42	.52	(.14)	(.64)	(.78)	8.32	6.22	122.73		.63	1.11	1.21
12/31/2022	10.48	.12	(1.74)	(1.62)	(.28)	—	(.28)	8.58	(15.54)	124.70		.63	1.11	1.36
12/31/2021	10.99	.20	(.65)	(.45)	(.06)	—	(.06)	10.48	(4.13)	160.71		.63	1.13	1.79
12/31/2020	10.92	.04	.23	.27	(.12)	(.08)	(.20)	10.99	2.80	168.71		.63	1.14	.42
12/31/2019	9.76	.13	1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165.71		.63	1.14	1.21

Managed Risk Washington Mutual Investors Fund

Class P1:

6/30/20244,5	$10.50	$ .04	$ .92	$ .96	$(.18)	$ —	$ (.18)	$11.28	9.18%6	$ 3	.41%7	.35%7	.61%7	.73%7
12/31/2023	11.24	.20	.79	.99	(.24)	(1.49)	(1.73)	10.50	10.04	3.42		.37	.63	1.91
12/31/2022	12.95	.23	(1.38)	(1.15)	(.56)	—	(.56)	11.24	(8.92)	3.41		.36	.60	1.96
12/31/2021	11.24	.16	1.79	1.95	(.24)	—	(.24)	12.95	17.46	2.41		.36	.66	1.33
12/31/2020	12.01	.18	(.35)	(.17)	(.26)	(.34)	(.60)	11.24	(.93)	2.40		.35	.76	1.66
12/31/2019	11.28	.25	1.28	1.53	(.20)	(.60)	(.80)	12.01	14.14	1.38		.33	.74	2.14

Class P2:
6/30/20244,5	10.43	.03	.91	.94	(.18)	—	(.18)	11.19	9.016	326.677		.627	.887	.467
12/31/2023	11.18	.18	.77	.95	(.21)	(1.49)	(1.70)	10.43	9.73	322.68		.63	.89	1.71
12/31/2022	12.88	.19	(1.37)	(1.18)	(.52)	—	(.52)	11.18	(9.16)	321.67		.62	.86	1.62
12/31/2021	11.18	.11	1.79	1.90	(.20)	—	(.20)	12.88	17.11	371.68		.62	.92	.91
12/31/2020	11.91	.13	(.33)	(.20)	(.19)	(.34)	(.53)	11.18	(1.25)	355.68		.63	1.04	1.18
12/31/2019	11.21	.18	1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365.68		.63	1.04	1.62

Refer to the end of the tables for footnotes.

American Funds Insurance Series 344

Financial highlights (continued)

		Income (loss) from investment operations1			Dividends and distributions					Ratio of	Ratio of
										expenses	expenses
			Net gains							to average	to average
			(losses) on							net assets	net assets		Ratio of
	Net asset	Net	securities		Dividends		Total			before	after	Net	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	Net asset	Net assets,	waivers/	waivers/	effective	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	value, end	end of year	reimburse-	reimburse-	expense	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2 (in millions)	ments11	ments2,11	ratio2,5,12	net assets2

Managed Risk Growth-Income Fund

Class P1:

6/30/20244,5	$12.53	$.04	$ 1.33	$ 1.37	$(.19)	$ (.18)	$ (.37)	$13.53	10.91%6	$1,951	.41%7	.36%7	.62%7	.59%7
12/31/2023	12.51	.20	1.65	1.85	(.21)	(1.62)	(1.83)	12.53	16.17	1,910.41		.36	.63	1.64
12/31/2022	15.73	.18	(2.79)	(2.61)	(.30)	(.31)	(.61)	12.51	(16.74)	1,833.41		.36	.62	1.33
12/31/2021	14.01	.14	1.99	2.13	(.21)	(.20)	(.41)	15.73	15.32	2,328.41		.36	.64	.96
12/31/2020	13.76	.17	1.08	1.25	(.26)	(.74)	(1.00)	14.01	9.85	2,120.41		.36	.66	1.24
12/31/2019	11.73	.22	2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987.42		.37	.67	1.71

Class P2:
6/30/20244,5	12.45	.02	1.32	1.34	(.18)	(.18)	(.36)	13.43	10.786	281.667		.617	.877	.347
12/31/2023	12.44	.17	1.64	1.81	(.18)	(1.62)	(1.80)	12.45	15.90	277.66		.61	.88	1.39
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26)	(.31)	(.57)	12.44	(16.93)	268.66		.61	.87	1.10
12/31/2021	13.93	.10	1.98	2.08	(.17)	(.20)	(.37)	15.64	15.05	340.66		.61	.89	.70
12/31/2020	13.69	.14	1.07	1.21	(.23)	(.74)	(.97)	13.93	9.58	315.66		.61	.91	1.02
12/31/2019	11.67	.19	2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283.67		.62	.92	1.47

Managed Risk Asset Allocation Fund

Class P1:

6/30/20244,5	$11.90	$.05	$ 1.00	$ 1.05	$(.22)	$ (.17)	$ (.39)	$12.56	8.89%6	$10	.41%7	.36%7	.65%7	.88%7
12/31/2023	12.43	.31	.87	1.18	(.26)	(1.45)	(1.71)	11.90	10.51	10.41		.36	.66	2.61
12/31/2022	15.33	.24	(2.34)	(2.10)	(.32)	(.48)	(.80)	12.43	(13.75)	7.41		.36	.65	1.80
12/31/2021	13.84	.21	1.55	1.76	(.27)	—	(.27)	15.33	12.82	7.41		.36	.66	1.43
12/31/2020	13.81	.25	.51	.76	(.21)	(.52)	(.73)	13.84	6.10	5.41		.36	.66	1.91
12/31/2019	12.23	.26	1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2.41		.36	.65	2.01

Class P2:
6/30/20244,5	11.53	.04	.97	1.01	(.22)	(.17)	(.39)	12.15	8.786	2,082.667		.617	.907	.607
12/31/2023	12.09	.21	.90	1.11	(.22)	(1.45)	(1.67)	11.53	10.23	2,093.66		.61	.91	1.86
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29)	(.48)	(.77)	12.09	(13.97)	2,182.66		.61	.90	1.40
12/31/2021	13.45	.15	1.53	1.68	(.20)	—	(.20)	14.93	12.50	2,812.66		.61	.91	1.03
12/31/2020	13.46	.15	.56	.71	(.20)	(.52)	(.72)	13.45	5.88	2,773.66		.61	.91	1.15
12/31/2019	12.22	.19	1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830.66		.61	.90	1.51

Refer to the end of the tables for footnotes.

345American Funds Insurance Series

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended		Year ended December 31,

excluding mortgage dollar roll transactions13,14	June 30, 20244,5,6	2023	2022	2021	2020	2019
Capital Income Builder	26%	59%	48%	60%	110%	44%
Asset Allocation Fund	19	54	42	45	49	47
American Funds Global Balanced Fund	27	43	111	36	68	60
The Bond Fund of America	54	129	77	87	72	146
Capital World Bond Fund	31	110	114	64	88	110
American Funds Mortgage Fund	25	85	56	38	123	84
U.S. Government Securities Fund	17	113	77	126	112	103
Portfolio turnover rate for all share classes	Six months ended		Year ended December 31,

including mortgage dollar roll transactions, if any13,14	June 30, 20244,5,6	2023	2022	2021	2020	2019
Global Growth Fund	28%	29%	29%	18%	17%	14%
Global Small Capitalization Fund	20	36	40	29	38	50
Growth Fund	13	23	29	25	32	21
International Fund	17	28	42	44	40	32
New World Fund	34	36	40	43	70	38
Washington Mutual Investors Fund	19	29	30	90	40	37
Capital World Growth and Income Fund	16	29	42	85	36	29
Growth-Income Fund	36	26	25	24	33	27
International Growth and Income Fund	18	38	48	41	56	28
Capital Income Builder	66	149	126	93	184	72
Asset Allocation Fund	71	159	118	124	145	79
American Funds Global Balanced Fund	79	103	126	39	86	74
The Bond Fund of America	255	545	415	456	461	373
Capital World Bond Fund	170	286	188	91	145	159
American High-Income Trust	23	40	34	56	78	58
American Funds Mortgage Fund	373	1053	1141	975	1143	350
U.S. Government Securities Fund	204	744	695	433	867	277
Ultra-Short Bond Fund	—15	—15	—15	—15	—15	—15
Managed Risk Growth Fund	6	39	97	32	80	10
Managed Risk International Fund	3	27	82	24	71	8
Managed Risk Washington Mutual Investors Fund	4	19	70	16	101	13
Managed Risk Growth-Income Fund	8	21	67	13	38	6
Managed Risk Asset Allocation Fund	6	13	48	5	30	8

1Based on average shares outstanding.

2This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.

3Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.

4Based on operations for a period that is less than a full year.

5Unaudited.

6Not annualized.

7Annualized.

8Amount less than $.01.

9Amount less than .01%.

10Amount less than $1 million.

11This column does not include expenses of the underlying funds in which each fund invests.

12This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

13Refer to Note 5 for further information on mortgage dollar rolls.

14Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.

15Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

American Funds Insurance Series 346

Changes in and disagreements with accountants

Not applicable

Matters submitted for shareholder vote

Not applicable

Remuneration paid to directors, officers and others

Refer to information in the financial statements.

347American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2025. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2023. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. The board also considered and approved the amended fee schedule to the agreement that lowered the current fee schedule and resulted in an overall lower advisory fee. The board noted that there would be no diminution in services provided as a result of the lower advisory fee for certain funds.

American Funds Insurance Series 348

In addition, the board and committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

349American Funds Insurance Series

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2024. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and Milliman FRM and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2023. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2023. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

American Funds Insurance Series 350
3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

351American Funds Insurance Series

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series 352

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 15.

Item 16. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the Principal Executive Officer and Principal Financial Officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the Principal Executive Officer and Principal Financial Officer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 (EXHIBIT 99.CERT) and 906 (EXHIBIT 99.906.CERT) of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: September 6, 2024

By: /s/ Gregory R. Kingston

Gregory R. Kingston

Principal Financial Officer

Date: September 6, 2024